Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.0%

China - 100.0%

Air Freight & Logistics - 1.4%
SF Holding Co., Ltd. Class A	259,900	$3,510,022
ZTO Express Cayman, Inc. ADR	224,979	6,560,388

Total Air Freight & Logistics		10,070,410

Auto Components - 0.6%
Fuyao Glass Industry Group Co., Ltd. Class A	292,967	2,154,762
Fuyao Glass Industry Group Co., Ltd. Class H(a)(b)	117,600	646,250
Minth Group Ltd.	178,000	939,132
Tianneng Power International Ltd.(b)	188,000	453,506

Total Auto Components		4,193,650

Automobiles - 4.6%
BYD Co., Ltd. Class A	114,188	3,396,101
BYD Co., Ltd. Class H(b)	184,000	4,823,085
Geely Automobile Holdings Ltd.	1,619,000	5,534,472
Great Wall Motor Co., Ltd. Class H	813,500	2,791,404
NIO, Inc. ADR*	318,897	15,543,040
Yadea Group Holdings Ltd.(a)	188,000	388,511

Total Automobiles		32,476,613

Banks - 1.5%
China Minsheng Banking Corp., Ltd. Class A	6,684,136	5,320,298
China Minsheng Banking Corp., Ltd. Class H(b)	889,600	507,225
Ping An Bank Co., Ltd. Class A	1,604,900	4,751,074

Total Banks		10,578,597

Biotechnology - 2.4%
BeiGene Ltd.*(b)	174,000	3,523,971
China Biologic Products Holdings, Inc.*(b)	5,913	698,384
Chongqing Zhifei Biological Products Co., Ltd. Class A	94,100	2,130,466
Hualan Biological Engineering, Inc. Class A	174,925	1,131,001
Innovent Biologics, Inc.*(a)	262,000	2,773,086
Shenzhen Kangtai Biological Products Co., Ltd. Class A	75,900	2,027,331
Walvax Biotechnology Co., Ltd. Class A	245,200	1,447,254
Zai Lab Ltd. ADR*	24,238	3,280,371

Total Biotechnology		17,011,864

Building Products - 0.4%
China Lesso Group Holdings Ltd.	380,000	595,094
Xinyi Glass Holdings Ltd.	872,000	2,435,330

Total Building Products		3,030,424

Capital Markets - 0.9%
East Money Information Co., Ltd. Class A	1,146,162	5,438,699
Futu Holdings Ltd. ADR*(b)	11,130	509,198

Total Capital Markets		5,947,897

Commercial Services & Supplies - 0.7%
A-Living Smart City Services Co., Ltd. Class H(a)	186,000	825,382
Country Garden Services Holdings Co., Ltd.	447,000	3,024,380
Greentown Service Group Co., Ltd.	714,000	881,442

Total Commercial Services & Supplies		4,731,204

Communications Equipment - 0.3%
BYD Electronic International Co., Ltd.(b)	223,000	1,167,923
Shenzhen Sunway Communication Co., Ltd. Class A	158,700	871,599

Total Communications Equipment		2,039,522

Construction & Engineering - 0.4%
China Conch Venture Holdings Ltd.	613,363	2,982,925

Construction Materials - 0.2%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	255,900	1,519,810

Diversified Consumer Services - 2.6%
Fu Shou Yuan International Group Ltd.	484,000	454,527
GSX Techedu, Inc. ADR*(b)	27,163	1,404,599
Koolearn Technology Holding Ltd.*(a)(b)	140,000	503,867
New Oriental Education & Technology Group, Inc. ADR*	40,210	7,471,420
TAL Education Group ADR*	120,527	8,618,886

Total Diversified Consumer Services		18,453,299

Electrical Equipment - 1.8%
Contemporary Amperex Technology Co., Ltd. Class A	189,359	10,176,923
Eve Energy Co., Ltd. Class A	213,900	2,668,430

Total Electrical Equipment		12,845,353

Electronic Equipment, Instruments & Components - 2.7%
AAC Technologies Holdings, Inc.(b)	233,000	1,304,455
GoerTek, Inc. Class A	390,800	2,232,459
Kingboard Holdings Ltd.	224,500	946,995
Lens Technology Co., Ltd. Class A	215,500	1,009,713
Luxshare Precision Industry Co., Ltd. Class A	779,176	6,693,304
Sunny Optical Technology Group Co., Ltd.	241,900	5,295,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2020

Investments	Shares	Value
Wingtech Technology Co., Ltd. Class A	84,700	$1,283,530

Total Electronic Equipment, Instruments & Components		18,765,885

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment - 3.8%
Alibaba Pictures Group Ltd.*(b)	4,070,000	504,021
Bilibili, Inc. ADR*(b)	54,357	4,659,482
DouYu International Holdings Ltd. ADR*	33,046	365,489
HUYA, Inc. ADR*(b)	22,415	446,731
iQIYI, Inc. ADR*(b)	103,928	1,816,661
NetEase, Inc. ADR	151,062	14,467,208
Tencent Music Entertainment Group ADR*(b)	161,054	3,098,679
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	246,100	1,176,443

Total Entertainment		26,534,714

Food & Staples Retailing - 0.1%
Sun Art Retail Group Ltd.	831,000	844,716

Food Products - 5.0%
China Feihe Ltd.(a)	939,000	2,199,707
Dali Foods Group Co., Ltd.(a)	100,000	57,146
Foshan Haitian Flavouring & Food Co., Ltd. Class A	176,055	5,404,266
Guangdong Haid Group Co., Ltd. Class A	132,003	1,323,465
Henan Shuanghui Investment & Development Co., Ltd. Class A	167,500	1,203,498
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	966,300	6,562,794
Muyuan Foods Co., Ltd. Class A	263,910	3,114,566
New Hope Liuhe Co., Ltd. Class A	347,600	1,191,832
Tingyi Cayman Islands Holding Corp.	726,000	1,239,961
Tongwei Co., Ltd. Class A	411,858	2,423,362
Uni-President China Holdings Ltd.	503,000	511,951
Want Want China Holdings Ltd.	2,520,000	1,823,672
Wens Foodstuffs Group Co., Ltd. Class A	929,800	2,594,559
WH Group Ltd.(a)	3,416,500	2,864,694
Yihai International Holding Ltd.*	143,000	2,121,374

Total Food Products		34,636,847

Gas Utilities - 0.6%
ENN Energy Holdings Ltd.	286,700	4,208,752

Health Care Equipment & Supplies - 1.2%
AK Medical Holdings Ltd.(a)	104,000	180,577
Microport Scientific Corp.(b)	190,000	1,028,179
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	656,000	1,482,591
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	80,974	5,280,105
Venus MedTech Hangzhou, Inc. Class H*(a)	27,500	280,426

Total Health Care Equipment & Supplies		8,251,878

Health Care Providers & Services - 1.2%
Aier Eye Hospital Group Co., Ltd. Class A	331,542	3,800,579
China Evergrande New Energy Vehicle Group Ltd.*(b)	684,000	2,664,689
Jinxin Fertility Group Ltd.(a)(b)	246,000	501,390
Topchoice Medical Corp. Class A*	36,000	1,523,759

Total Health Care Providers & Services		8,490,417

Health Care Technology - 0.2%
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	118,800	1,440,548

Hotels, Restaurants & Leisure - 1.7%
Haidilao International Holding Ltd.(a)(b)	284,000	2,187,138
Huazhu Group Ltd. ADR(b)	38,460	1,731,854
Jiumaojiu International Holdings Ltd.*(a)(b)	121,000	368,367
MGM China Holdings Ltd.(b)	183,200	314,784
Yum China Holdings, Inc.	129,775	7,408,855

Total Hotels, Restaurants & Leisure		12,010,998

Household Durables - 1.7%
Gree Electric Appliances, Inc. of Zhuhai Class A	691,000	6,551,437
Haier Smart Home Co., Ltd. Class A	647,600	2,895,515
TCL Technology Group Corp. Class A	2,030,400	2,200,403

Total Household Durables		11,647,355

Industrial Conglomerates - 0.2%
Fosun International Ltd.	892,000	1,401,508

Insurance - 6.9%
Ping An Insurance Group Co. of China Ltd. Class A	1,734,094	23,087,631
Ping An Insurance Group Co. of China Ltd. Class H	2,006,000	24,583,175
ZhongAn Online P&C Insurance Co., Ltd. Class H*(a)(b)	128,300	599,127

Total Insurance		48,269,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2020

Investments	Shares	Value
Interactive Media & Services - 15.2%
Autohome, Inc. ADR(b)	21,061	$2,098,097
Baidu, Inc. ADR*	93,623	20,245,037
JOYY, Inc. ADR(b)	21,378	1,709,812
Momo, Inc. ADR	57,737	806,009
SINA Corp.*	21,599	915,366
Tencent Holdings Ltd.	1,093,600	79,564,812
Weibo Corp. ADR*(b)	20,410	836,606

Total Interactive Media & Services		106,175,739

Internet & Direct Marketing Retail - 20.3%
Alibaba Group Holding Ltd.*	1,820,800	54,633,043
Baozun, Inc. ADR*(b)	10,114	347,416
JD.com, Inc. ADR*	265,193	23,310,465
Meituan Class B*	990,500	37,641,824
Pinduoduo, Inc. ADR*	96,672	17,175,714
Tongcheng-Elong Holdings Ltd.*	317,600	614,547
Trip.com Group Ltd. ADR*	147,126	4,962,560
Vipshop Holdings Ltd. ADR*	108,695	3,055,416

Total Internet & Direct Marketing Retail		141,740,985

IT Services - 0.6%
Chinasoft International Ltd.*	730,000	814,558
GDS Holdings Ltd. ADR*	39,459	3,694,941

Total IT Services		4,509,499

Life Sciences Tools & Services - 3.3%
Genscript Biotech Corp.*	238,000	346,314
Hangzhou Tigermed Consulting Co., Ltd. Class A	87,367	2,161,240
Pharmaron Beijing Co., Ltd. Class H(a)	42,200	713,127
WuXi AppTec Co., Ltd. Class A	202,540	4,176,671
WuXi AppTec Co., Ltd. Class H(a)(b)	132,880	2,602,045
Wuxi Biologics Cayman, Inc.*(a)	1,010,500	13,400,249

Total Life Sciences Tools & Services		23,399,646

Machinery - 1.3%
Haitian International Holdings Ltd.	96,000	331,886
Sany Heavy Industry Co., Ltd. Class A	1,108,348	5,934,489
Shenzhen Inovance Technology Co., Ltd. Class A	212,100	3,029,072

Total Machinery		9,295,447

Marine - 0.1%
SITC International Holdings Co., Ltd.	451,000	973,902

Media - 0.5%
China Literature Ltd.*(a)(b)	103,000	808,502
Focus Media Information Technology Co., Ltd. Class A	1,770,624	2,675,044

Total Media		3,483,546

Metals & Mining - 0.1%
China Hongqiao Group Ltd.	592,500	542,663

Oil, Gas & Consumable Fuels - 0.1%
United Energy Group Ltd.*(b)	2,686,000	530,128

Paper & Forest Products - 0.2%
Nine Dragons Paper Holdings Ltd.	722,000	1,024,503

Personal Products - 0.3%
Hengan International Group Co., Ltd.	245,500	1,738,630

Pharmaceuticals - 3.2%
China Medical System Holdings Ltd.	309,000	345,191
CSPC Pharmaceutical Group Ltd.	3,247,520	3,322,068
Hansoh Pharmaceutical Group Co., Ltd.*(a)	306,000	1,484,201
Jiangsu Hengrui Medicine Co., Ltd. Class A	628,457	10,722,152
Luye Pharma Group Ltd.(a)(b)	680,607	316,947
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	190,904	1,577,668
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	159,500	762,311
Sino Biopharmaceutical Ltd.	4,145,250	4,010,472

Total Pharmaceuticals		22,541,010

Professional Services - 0.1%
51job, Inc. ADR*	10,915	764,050

Real Estate Management & Development - 3.5%
Agile Group Holdings Ltd.	612,000	814,732
China Aoyuan Group Ltd.	444,000	431,855
China Evergrande Group(b)	848,000	1,629,917
CIFI Holdings Group Co., Ltd.	1,558,000	1,320,433
Country Garden Holdings Co., Ltd.	2,612,136	3,612,218
Gemdale Corp. Class A	812,000	1,677,943
Guangzhou R&F Properties Co., Ltd. Class H	1,414,800	1,819,590
Hopson Development Holdings Ltd.	164,000	418,037
Kaisa Group Holdings Ltd.*	780,000	385,369
KWG Group Holdings Ltd.	480,000	655,104
KWG Living Group Holdings Ltd.*	125,000	101,586
Logan Group Co., Ltd.	373,000	611,077
Longfor Group Holdings Ltd.(a)	604,000	3,537,335
Powerlong Real Estate Holdings Ltd.	491,000	338,859
Seazen Group Ltd.*	768,000	639,005
Shimao Group Holdings Ltd.	467,500	1,489,574
Sunac China Holdings Ltd.	941,000	3,477,745
Sunac Services Holdings Ltd.*(a)	101,819	225,387
Times China Holdings Ltd.	358,000	497,835
Zhenro Properties Group Ltd.(b)	823,600	496,154

Total Real Estate Management & Development		24,179,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2020

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 1.9%
Daqo New Energy Corp. ADR*(b)	10,452	$599,527
Gigadevice Semiconductor Beijing, Inc. Class A	50,980	1,541,183
JinkoSolar Holding Co., Ltd. ADR*(b)	7,544	466,747
LONGi Green Energy Technology Co., Ltd. Class A	477,052	6,732,618
Xinyi Solar Holdings Ltd.	1,425,588	3,723,939

Total Semiconductors & Semiconductor Equipment		13,064,014

Software - 1.8%
Glodon Co., Ltd. Class A	158,484	1,910,153
Hundsun Technologies, Inc. Class A	136,263	2,187,967
Kingdee International Software Group Co., Ltd.*	792,000	3,228,462
Kingsoft Corp., Ltd.(b)	346,000	2,231,668
Weimob, Inc.*(a)(b)	474,000	852,363
Yonyou Network Technology Co., Ltd. Class A	345,413	2,319,496

Total Software		12,730,109

Specialty Retail - 0.5%
China Meidong Auto Holdings Ltd.	112,000	455,106
China Yongda Automobiles Services Holdings Ltd.	433,500	716,903
GOME Retail Holdings Ltd.*(b)	3,391,000	406,812
Topsports International Holdings Ltd.(a)	404,000	604,537
Zhongsheng Group Holdings Ltd.(b)	197,100	1,404,761

Total Specialty Retail		3,588,119

Technology Hardware, Storage & Peripherals - 1.9%
Xiaomi Corp. Class B*(a)	3,140,400	13,449,511

Textiles, Apparel & Luxury Goods - 2.0%
ANTA Sports Products Ltd.	291,000	4,613,476
Li Ning Co., Ltd.	635,500	4,369,444
Shenzhou International Group Holdings Ltd.	240,500	4,715,656

Total Textiles, Apparel & Luxury Goods		13,698,576

TOTAL COMMON STOCKS (Cost: $541,419,517)		699,814,951

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $15,451,041)	15,451,041	15,451,041

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $556,870,558)		715,265,992
Other Assets less Liabilities - (2.2)%		(15,148,183)

NET ASSETS - 100.0%		$700,117,809

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,116,041 and the total market value of the collateral held by the Fund was $46,529,402. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $31,078,361.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	1/5/2021	100,644	HKD	12,981	USD	$2	$—
Morgan Stanley & Co. International	1/5/2021	1,934,930	USD	15,000,000	HKD	—	(42)

						$2	$(42)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Other	699,814,951	—	—		699,814,951
Investment of Cash Collateral for Securities Loaned	—	15,451,041	—		15,451,041

Total Investments in Securities	$699,814,951	$15,451,041	$0		$715,265,992

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	2	—		2
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(42)	—		(42)

Total - Net	$699,814,951	$15,451,001	$0		$715,265,952

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.2%

Australia - 0.1%
Lynas Rare Earths Ltd.*	1,304,858	$4,007,438

Brazil - 3.9%
Ambev S.A.	3,192,051	9,617,573
B2W Cia Digital*	179,414	2,611,662
B3 S.A. - Brasil Bolsa Balcao	1,864,185	22,244,462
Banco Inter S.A. UNIT	110,724	2,098,644
BR Malls Participacoes S.A.*	1,405,986	2,679,770
BRF S.A.*	757,745	3,215,259
CCR S.A.	866,597	2,247,326
Cia Brasileira de Distribuicao	134,233	1,939,507
Cia de Locacao das Americas	195,974	1,105,849
Cia Siderurgica Nacional S.A.	636,184	3,900,978
Cogna Educacao	1,867,820	1,664,935
Cosan S.A.	61,756	900,385
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	54,888	311,520
Eneva S.A.*	317,811	3,799,635
Hapvida Participacoes e Investimentos S.A.(a)	439,583	1,291,448
Hypera S.A.	53,921	355,549
IRB Brasil Resseguros S.A.	796,357	1,254,130
Klabin S.A.	590,737	3,010,436
Localiza Rent a Car S.A.	479,220	6,361,368
Lojas Americanas S.A.	87,226	343,416
Lojas Renner S.A.	603,664	5,060,169
Magazine Luiza S.A.	2,067,473	9,930,971
Natura & Co. Holding S.A.*	576,947	5,831,450
Notre Dame Intermedica Participacoes S.A.	366,961	5,534,582
Petrobras Distribuidora S.A.	585,091	2,492,793
Qualicorp Consultoria e Corretora de Seguros S.A.	293,081	1,973,735
Raia Drogasil S.A.	1,041,295	5,019,835
Rumo S.A.*	905,584	3,354,402
Sul America S.A.	251,446	2,146,939
Suzano S.A.*	400,289	4,511,362
Ultrapar Participacoes S.A.	617,412	2,821,871
Via Varejo S.A.*	825,343	2,567,776
WEG S.A.	702,338	10,241,246
YDUQS Participacoes S.A.	211,795	1,342,323

Total Brazil		133,783,306

Chile - 0.4%
Banco de Chile	18,442,239	1,883,159
Banco Santander Chile	19,993,986	959,599
Cencosud S.A.	370,713	660,031
Empresas CMPC S.A.	435,113	1,145,195
Empresas COPEC S.A.	166,627	1,690,895
Enel Americas S.A.	7,947,913	1,297,730
Enel Chile S.A.	49,333,297	3,832,791
Falabella S.A.	201,219	744,836

Total Chile		12,214,236

China - 37.0%
51job, Inc. ADR*	17,775	1,244,250
A-Living Smart City Services Co., Ltd. Class H(a)	212,750	943,867
AAC Technologies Holdings, Inc.(b)	377,500	2,112,950
Aier Eye Hospital Group Co., Ltd. Class A	166,100	1,902,081
AK Medical Holdings Ltd.(a)	140,000	243,028
Alibaba Group Holding Ltd.*	7,909,432	237,267,149
ANTA Sports Products Ltd.	781,000	12,378,999
Autohome, Inc. ADR(b)	38,755	3,860,773
Baidu, Inc. ADR*	167,100	36,133,704
BeiGene Ltd.*(b)	272,400	5,515,557
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	105,167	623,946
Bilibili, Inc. ADR*(b)	81,305	6,969,465
BYD Co., Ltd. Class H(b)	426,500	11,177,002
BYD Electronic International Co., Ltd.(b)	282,000	1,476,583
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Venture Holdings Ltd.	1,321,900	6,427,211
China Evergrande Group(b)	1,419,000	2,726,787
China Evergrande New Energy Vehicle Group Ltd.*(b)	997,500	3,885,102
China Feihe Ltd.(a)	1,471,000	3,445,174
China Lesso Group Holdings Ltd.	769,000	1,204,003
China Literature Ltd.*(a)(b)	154,800	1,214,826
China Medical System Holdings Ltd.	1,006,000	1,123,566
China Meidong Auto Holdings Ltd.	268,000	1,088,750
China Minsheng Banking Corp., Ltd. Class A	7,621,479	6,060,077
China Minsheng Banking Corp., Ltd. Class H	4,152,000	2,366,804
China Yongda Automobiles Services Holdings Ltd.	753,500	1,245,816
Chongqing Zhifei Biological Products Co., Ltd. Class A	72,000	1,628,417
Contemporary Amperex Technology Co., Ltd. Class A	271,117	14,555,780
Country Garden Holdings Co., Ltd.	5,778,935	7,989,603
Country Garden Services Holdings Co., Ltd.	842,000	5,695,609
CSPC Pharmaceutical Group Ltd.	6,317,920	6,461,449
Daqo New Energy Corp. ADR*(b)	13,075	749,982
DouYu International Holdings Ltd. ADR*	31,044	343,347
East Money Information Co., Ltd. Class A	1,530,682	7,255,748
ENN Energy Holdings Ltd.	529,600	7,772,717
Eve Energy Co., Ltd. Class A	116,000	1,445,610
Focus Media Information Technology Co., Ltd. Class A	2,595,900	3,917,785
Foshan Haitian Flavouring & Food Co., Ltd. Class A	195,200	5,985,719
Fuyao Glass Industry Group Co., Ltd. Class A	106,482	782,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2020

Investments	Shares	Value
GDS Holdings Ltd. ADR*	51,387	$4,811,879
Geely Automobile Holdings Ltd.	2,743,000	9,374,633
Genscript Biotech Corp.*	456,000	663,371
Gigadevice Semiconductor Beijing, Inc. Class A	69,940	2,112,167
GoerTek, Inc. Class A	633,690	3,616,213
GOME Retail Holdings Ltd.*(b)	5,403,000	648,038
Great Wall Motor Co., Ltd. Class H	1,818,500	6,238,462
Gree Electric Appliances, Inc. of Zhuhai Class A	671,200	6,357,095
Greentown Service Group Co., Ltd.	1,198,000	1,478,602
GSX Techedu, Inc. ADR*(b)	41,767	2,159,772
Guangzhou R&F Properties Co., Ltd. Class H	2,687,200	3,455,236
Haidilao International Holding Ltd.(a)	744,000	5,728,354
Hansoh Pharmaceutical Group Co., Ltd.*(a)	534,000	2,589,475
Hengan International Group Co., Ltd.	452,500	3,203,860
Huazhu Group Ltd. ADR(b)	76,068	3,425,342
HUYA, Inc. ADR*(b)	57,054	1,137,086
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	1,356,100	9,200,611
Innovent Biologics, Inc.*(a)	478,500	5,063,410
iQIYI, Inc. ADR*(b)	200,782	3,509,669
JD.com, Inc. ADR*	523,543	46,019,430
Jiangsu Hengrui Medicine Co., Ltd. Class A	852,198	14,524,296
JinkoSolar Holding Co., Ltd. ADR*(b)	9,638	596,303
Jinxin Fertility Group Ltd.(a)(b)	480,000	978,095
JOYY, Inc. ADR(b)	30,880	2,469,782
Kingboard Holdings Ltd.	535,000	2,256,234
Kingdee International Software Group Co., Ltd.*	1,766,000	7,197,147
Kingsoft Corp., Ltd.(b)	787,000	5,074,898
Koolearn Technology Holding Ltd.*(a)(b)	110,500	397,603
Lens Technology Co., Ltd. Class A	82,800	387,551
Li Ning Co., Ltd.	1,322,000	9,087,434
Longfor Group Holdings Ltd.(a)	1,122,000	6,569,485
LONGi Green Energy Technology Co., Ltd. Class A	375,800	5,298,138
Luxshare Precision Industry Co., Ltd. Class A	1,052,056	9,028,010
Meituan Class B*	1,720,700	65,376,325
Microport Scientific Corp.(b)	192,000	1,038,761
Minth Group Ltd.	328,000	1,730,134
Momo, Inc. ADR	85,745	1,197,000
Muyuan Foods Co., Ltd. Class A	308,840	3,641,023
NetEase, Inc. ADR	237,734	22,767,785
New Hope Liuhe Co., Ltd. Class A	578,000	1,979,755
New Oriental Education & Technology Group, Inc. ADR*	75,547	14,037,388
NIO, Inc. ADR*	586,077	28,565,393
Pinduoduo, Inc. ADR*	170,826	30,350,655
Ping An Bank Co., Ltd. Class A	2,080,126	6,151,509
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	196,900	2,387,021
Ping An Insurance Group Co. of China Ltd. Class A	1,542,600	20,516,736
Ping An Insurance Group Co. of China Ltd. Class H	3,271,000	40,076,220
Sany Heavy Industry Co., Ltd. Class A	1,704,500	9,117,008
SF Holding Co., Ltd. Class A	264,654	3,570,510
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	2,660,000	6,010,330
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	186,200	1,537,194
Shenzhen Kangtai Biological Products Co., Ltd. Class A	32,000	853,849
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	67,900	4,422,979
Shenzhen Sunway Communication Co., Ltd. Class A	317,502	1,741,945
Shenzhou International Group Holdings Ltd.	523,700	10,266,177
Shimao Group Holdings Ltd.	338,000	1,076,704
Sino Biopharmaceutical Ltd.	6,832,000	6,608,330
Sun Art Retail Group Ltd.	1,488,000	1,512,209
Sunac China Holdings Ltd.	1,694,000	6,259,226
Sunny Optical Technology Group Co., Ltd.	443,200	9,699,832
TAL Education Group ADR*	229,478	16,409,972
TCL Technology Group Corp. Class A	4,180,900	4,526,250
Tencent Holdings Ltd.	2,825,100	205,492,291
Tencent Music Entertainment Group ADR*(b)	223,008	4,290,674
Tianneng Power International Ltd.(b)	188,000	453,401
Tingyi Cayman Islands Holding Corp.	1,694,000	2,892,571
Tongcheng-Elong Holdings Ltd.*	904,400	1,749,583
Tongwei Co., Ltd. Class A	769,458	4,522,763
Trip.com Group Ltd. ADR*	269,926	9,104,604
United Energy Group Ltd.*(b)	6,216,000	1,226,549
Vipshop Holdings Ltd. ADR*	277,148	7,790,630
Walvax Biotechnology Co., Ltd. Class A	366,600	2,161,549
Want Want China Holdings Ltd.	1,206,000	872,555
Weimob, Inc.*(a)(b)	614,000	1,103,859
Wens Foodstuffs Group Co., Ltd. Class A	1,196,940	3,336,527
WH Group Ltd.(a)	5,975,000	5,008,802
Wingtech Technology Co., Ltd. Class A	64,100	970,351
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	103,100	492,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2020

Investments	Shares	Value
WuXi AppTec Co., Ltd. Class A	279,521	$5,758,138
Wuxi Biologics Cayman, Inc.*(a)	1,456,500	19,310,175
Xiaomi Corp. Class B*(a)	4,585,400	19,633,509
Xinyi Glass Holdings Ltd.	1,758,000	4,908,620
Xinyi Solar Holdings Ltd.	1,979,072	5,168,556
Yadea Group Holdings Ltd.(a)	210,000	433,875
Yihai International Holding Ltd.*	188,000	2,788,292
Yum China Holdings, Inc.	276,226	15,769,742
Zai Lab Ltd. ADR*	31,600	4,276,744
ZhongAn Online P&C Insurance Co., Ltd. Class H*(a)(b)	172,100	803,474
ZTO Express Cayman, Inc. ADR	295,546	8,618,121

Total China		1,264,245,790

Hungary - 0.2%
OTP Bank Nyrt*	161,345	7,272,004

India - 12.6%
Aarti Industries Ltd.	99,243	1,677,151
Adani Green Energy Ltd.*	168,839	2,432,271
Alkem Laboratories Ltd.	9,453	378,573
Apollo Hospitals Enterprise Ltd.	94,356	3,115,779
Ashok Leyland Ltd.	2,508,127	3,276,432
Asian Paints Ltd.	284,343	10,758,083
Astral Poly Technik Ltd.	82,105	2,003,365
Atul Ltd.	21,669	1,906,919
AU Small Finance Bank Ltd.*(a)	108,174	1,262,246
Aurobindo Pharma Ltd.	179,413	2,262,199
Avenue Supermarts Ltd.*(a)	115,748	4,377,886
Axis Bank Ltd.*	1,285,492	10,915,708
Bajaj Finance Ltd.	168,552	12,214,959
Bandhan Bank Ltd.*(a)	431,575	2,375,900
Bharat Forge Ltd.	284,714	2,046,878
Bharti Airtel Ltd.	1,446,520	10,090,550
Biocon Ltd.*	67,036	426,983
Britannia Industries Ltd.	83,042	4,064,560
Cipla Ltd.	332,062	3,726,338
Coromandel International Ltd.	130,998	1,460,444
Crompton Greaves Consumer Electricals Ltd.	475,453	2,476,253
Divi’s Laboratories Ltd.	94,173	4,951,630
Dr. Reddy’s Laboratories Ltd.	79,971	5,696,884
Eicher Motors Ltd.	88,505	3,065,622
Emami Ltd.	190,503	1,104,809
Escorts Ltd.	46,525	802,547
Godrej Consumer Products Ltd.	300,549	3,044,464
Godrej Properties Ltd.*	120,870	2,369,097
Grasim Industries Ltd.	59,393	754,204
HCL Technologies Ltd.	697,247	9,028,641
HDFC Life Insurance Co., Ltd.*(a)	534,916	4,952,553
Hero MotoCorp., Ltd.	94,426	4,019,090
Hindalco Industries Ltd.	1,198,819	3,946,706
Hindustan Unilever Ltd.	515,304	16,893,410
Housing Development Finance Corp., Ltd.	1,023,587	35,843,581
ICICI Bank Ltd. ADR*	871,051	12,943,818
ICICI Lombard General Insurance Co., Ltd.*(a)	180,545	3,757,921
ICICI Prudential Life Insurance Co., Ltd.*(a)	332,614	2,270,839
Indus Towers Ltd.	728,359	2,291,713
Info Edge India Ltd.	44,557	2,901,396
Infosys Ltd. ADR	1,991,634	33,758,196
Ipca Laboratories Ltd.	53,165	1,592,603
Jindal Steel & Power Ltd.*	258,291	941,891
Kotak Mahindra Bank Ltd.*	664,846	18,158,096
Laurus Labs Ltd.(a)	158,743	767,237
Lupin Ltd.	199,641	2,669,029
Mahindra & Mahindra Ltd.	586,219	5,781,359
Maruti Suzuki India Ltd.	84,278	8,823,252
Max Financial Services Ltd.*	144,866	1,338,376
Motherson Sumi Systems Ltd.	1,636,460	3,699,910
Navin Fluorine International Ltd.	30,708	1,097,827
Nestle India Ltd.	26,594	6,693,404
Page Industries Ltd.	5,166	1,952,093
PI Industries Ltd.	68,385	2,054,381
Piramal Enterprises Ltd.	121,831	2,382,097
Reliance Industries Ltd. GDR(a)	2,134	116,730
Reliance Industries Ltd. GDR(a)(b)	870,576	47,620,507
Shriram Transport Finance Co., Ltd.	130,601	1,870,516
Sun Pharmaceutical Industries Ltd.	706,451	5,727,119
Sundaram Finance Ltd.	102,261	2,525,123
Supreme Industries Ltd.	87,609	1,954,274
Tata Consultancy Services Ltd.	614,018	24,056,934
Tata Consumer Products Ltd.	374,036	3,019,726
Tata Motors Ltd.*	1,066,762	2,684,151
Tata Power Co., Ltd. (The)	1,285,798	1,331,243
Tata Steel Ltd.	718,635	6,330,440
Tech Mahindra Ltd.	412,920	5,499,760
Titan Co., Ltd.	281,259	6,032,436
Torrent Pharmaceuticals Ltd.	10,528	403,830
Trent Ltd.	137,668	1,295,521
UltraTech Cement Ltd.	89,508	6,478,006
United Spirits Ltd.*	283,853	2,246,389
UPL Ltd.	411,032	2,623,393
Vedanta Ltd.	1,664,167	3,676,006
Vodafone Idea Ltd.*	5,876,233	856,494
Voltas Ltd.	237,697	2,685,935
Wipro Ltd.	932,473	4,929,246
Zee Entertainment Enterprises Ltd.	917,533	2,806,564

Total India		432,368,496

Indonesia - 1.5%
Adaro Energy Tbk PT	21,810,000	2,219,808
Astra International Tbk PT	16,509,300	7,079,611
Bank Central Asia Tbk PT	8,947,500	21,556,788
Barito Pacific Tbk PT*	20,683,000	1,619,310
Chandra Asri Petrochemical Tbk PT*	2,160,200	1,395,289
Charoen Pokphand Indonesia Tbk PT	7,716,900	3,583,827
Indah Kiat Pulp & Paper Corp. Tbk PT	2,472,000	1,834,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2020

Investments	Shares	Value
Indocement Tunggal Prakarsa Tbk PT	2,295,000	$2,364,422
Indofood Sukses Makmur Tbk PT	4,388,900	2,139,784
Kalbe Farma Tbk PT	22,063,400	2,324,116
Merdeka Copper Gold Tbk PT*	8,478,700	1,466,423
Sarana Menara Nusantara Tbk PT	28,489,300	1,946,600
United Tractors Tbk PT	1,377,800	2,608,504

Total Indonesia		52,138,688

Malaysia - 1.6%
Dialog Group Bhd	8,497,300	7,287,927
Genting Malaysia Bhd	1,835,200	1,227,269
Hartalega Holdings Bhd	2,626,900	7,928,046
Hong Leong Bank Bhd	1,861,608	8,422,937
Kossan Rubber Industries	1,891,400	2,115,923
Nestle Malaysia Bhd	232,900	8,042,215
Press Metal Aluminium Holdings Bhd	3,152,700	6,575,799
QL Resources Bhd	194,625	280,628
Supermax Corp. Bhd*	2,102,433	3,141,236
Top Glove Corp. Bhd	6,347,400	9,657,200

Total Malaysia		54,679,180

Mexico - 1.9%
Alfa S.A.B. de C.V. Class A	4,183,469	3,019,161
America Movil S.A.B. de C.V. Series L	14,363,662	10,445,382
Cemex S.A.B. de C.V. Series CPO*	8,223,287	4,238,446
Controladora Nemak S.A.B. de C.V.*	4,183,469	550,084
Fibra Uno Administracion S.A. de C.V.	2,830,977	3,196,757
Fomento Economico Mexicano S.A.B. de C.V.	1,196,316	9,026,330
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	281,264	1,812,325
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B*	219,964	2,452,275
Grupo Bimbo S.A.B. de C.V. Series A	136,065	295,272
Grupo Elektra S.A.B. de C.V.	62,252	4,122,994
Grupo Financiero Banorte S.A.B. de C.V. Class O*	1,228,250	6,776,318
Grupo Mexico S.A.B. de C.V. Series B	1,839,298	7,765,012
Grupo Televisa S.A.B. Series CPO*	1,363,283	2,240,038
Wal-Mart de Mexico S.A.B. de C.V.	3,042,743	8,548,481

Total Mexico		64,488,875

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	2,405,190	2,366,450
Ayala Corp.	54,450	937,669
Ayala Land, Inc.	1,649,600	1,404,909
Bank of the Philippine Islands	284,220	481,458
BDO Unibank, Inc.	208,490	463,663
Globe Telecom, Inc.	10,345	437,293
JG Summit Holdings, Inc.	398,300	593,840
Jollibee Foods Corp.	135,410	550,398
PLDT, Inc.	31,005	865,133
SM Investments Corp.	352,715	7,704,521
SM Prime Holdings, Inc.	11,581,700	9,284,943
Universal Robina Corp.	871,830	2,768,521

Total Philippines		27,858,798

Poland - 0.7%
Asseco Poland S.A.	102,948	1,881,578
Bank Polska Kasa Opieki S.A.*	62,112	1,018,530
CD Projekt S.A.*(b)	85,436	6,298,784
Cyfrowy Polsat S.A.	447,405	3,635,916
Dino Polska S.A.*(a)	43,458	3,375,401
LPP S.A.*	1,720	3,824,531
Orange Polska S.A.*	918,031	1,623,678
Santander Bank Polska S.A.*	55,516	2,766,860

Total Poland		24,425,278

Russia - 3.2%
Lukoil PJSC ADR	419,523	28,611,469
Mail.ru Group Ltd. GDR*(c)	143,063	3,762,557
MMC Norilsk Nickel PJSC ADR	635,302	19,821,423
Mobile TeleSystems PJSC ADR	663,677	5,939,909
Novatek PJSC GDR	97,138	15,872,349
Petropavlovsk PLC*	2,861,033	1,271,038
Polyus PJSC GDR(c)	64,085	6,459,768
X5 Retail Group N.V. GDR(c)	120,718	4,360,334
Yandex N.V. Class A*(b)	337,412	23,477,127

Total Russia		109,575,974

South Africa - 4.4%
Absa Group Ltd.	494,570	4,035,684
Anglo American Platinum Ltd.	4,031	396,040
AngloGold Ashanti Ltd.	222,922	5,198,213
Aspen Pharmacare Holdings Ltd.*	288,591	2,463,154
AVI Ltd.	394,926	1,968,614
Bid Corp., Ltd.	227,895	4,080,893
Capitec Bank Holdings Ltd.*	54,586	5,323,982
Clicks Group Ltd.	185,365	3,188,575
Discovery Ltd.	288,281	3,013,372
Exxaro Resources Ltd.	32,796	310,126
FirstRand Ltd.	3,349,733	11,639,545
Gold Fields Ltd.	510,832	4,784,284
Growthpoint Properties Ltd.	4,272,622	3,656,326
Harmony Gold Mining Co., Ltd.*	261,652	1,275,417
Impala Platinum Holdings Ltd.	437,136	6,008,528
Investec PLC	591,766	1,516,806
Mediclinic International PLC	347,434	1,346,806
MultiChoice Group	231,479	2,111,697
Naspers Ltd. Class N	232,363	47,763,440
Nedbank Group Ltd.	370,138	3,262,733
Netcare Ltd.	3,207,707	2,729,731
Northam Platinum Ltd.*	204,939	2,923,385
Old Mutual Ltd.	420,208	340,143
Pick n Pay Stores Ltd.	342,866	1,173,173
Sanlam Ltd.	1,415,713	5,662,370
Shoprite Holdings Ltd.	308,516	2,940,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2020

Investments	Shares	Value
Sibanye Stillwater Ltd.	1,556,021	$6,355,970
SPAR Group Ltd. (The)	172,292	2,223,213
Standard Bank Group Ltd.	876,016	7,578,869
Tiger Brands Ltd.	124,079	1,758,541
Vodacom Group Ltd.	195,188	1,652,927

Total South Africa		148,683,055

South Korea - 15.6%
Alteogen, Inc.*	11,695	1,934,633
Amorepacific Corp.	19,144	3,630,364
Cellivery Therapeutics, Inc.*	3,702	641,366
Celltrion Healthcare Co., Ltd.*	49,998	7,502,231
Celltrion Pharm, Inc.*	10,246	2,250,479
Celltrion, Inc.*	52,337	17,296,311
CJ CheilJedang Corp.	836	293,212
Coway Co., Ltd.*	36,269	2,427,282
DB Insurance Co., Ltd.	54,125	2,179,848
Dongsuh Cos., Inc.	56,901	1,778,320
Doosan Fuel Cell Co., Ltd.*	27,663	1,362,396
Doosan Heavy Industries & Construction Co., Ltd.*	78,091	970,476
Douzone Bizon Co., Ltd.	11,840	1,133,536
E-Mart, Inc.	16,282	2,270,757
Ecopro BM Co., Ltd.	7,062	1,105,814
Fila Holdings Corp.	37,127	1,493,556
GeneOne Life Science, Inc.*	23,813	472,402
Genexine, Inc.*	10,128	1,158,898
Green Cross Corp.	4,506	1,684,098
GS Engineering & Construction Corp.	101,683	3,538,265
Hana Financial Group, Inc.	223,187	7,088,237
Hanjin Kal Corp.	10,976	637,564
Hanmi Pharm Co., Ltd.	8,643	2,916,008
Hanmi Science Co., Ltd.	26,087	1,827,507
Hanon Systems	39,356	588,728
Hanwha Corp.	65,638	1,709,984
Hanwha Solutions Corp.	117,668	5,188,527
HLB Life Science Co., Ltd.*	32,327	809,440
HLB, Inc.*	26,429	2,250,467
Hyundai Glovis Co., Ltd.	16,378	2,774,143
Hyundai Heavy Industries Holdings Co., Ltd.	13,375	3,490,576
Hyundai Marine & Fire Insurance Co., Ltd.	98,930	2,071,856
Hyundai Motor Co.*	81,943	14,483,159
Hyundai Steel Co.	66,319	2,417,594
Ilyang Pharmaceutical Co., Ltd.	10,929	661,998
Kakao Corp.*	31,076	11,142,504
KB Financial Group, Inc.*	245,948	9,826,147
Kia Motors Corp.	161,538	9,279,178
KMW Co., Ltd.*	17,994	1,336,754
Korea Investment Holdings Co., Ltd.	7,012	509,940
KT&G Corp.*	106,562	8,151,802
LG Chem Ltd.	25,658	19,462,572
LG Corp.	84,282	6,788,801
LG Electronics, Inc.*	63,683	7,914,209
LG Household & Health Care Ltd.	5,243	7,818,890
LG Innotek Co., Ltd.	11,354	1,907,489
Lotte Chemical Corp.	2,430	617,398
Lotte Corp.	70,575	2,293,379
Macquarie Korea Infrastructure Fund	43,110	422,647
Mando Corp.	7,389	399,957
Mezzion Pharma Co., Ltd.*	5,159	834,900
NAVER Corp.	75,354	20,290,017
NCSoft Corp.	9,170	7,859,035
Netmarble Corp.*(a)(b)	27,299	3,304,629
OCI Co., Ltd.*	4,986	426,860
Orion Corp.	3,985	454,884
Pearl Abyss Corp.*	7,369	1,765,765
POSCO	50,384	12,615,712
POSCO Chemical Co., Ltd.*	4,193	401,429
S-Oil Corp.	8,309	529,304
Samsung Biologics Co., Ltd.*(a)	8,864	6,740,002
Samsung Electro-Mechanics Co., Ltd.	36,262	5,941,854
Samsung Electronics Co., Ltd.	2,607,069	194,396,197
Samsung Fire & Marine Insurance Co., Ltd.	6,137	1,059,272
Samsung Heavy Industries Co., Ltd.*	44,815	290,433
Samsung Life Insurance Co., Ltd.	15,505	1,129,012
Samsung SDI Co., Ltd.*	27,162	15,702,601
Samsung SDS Co., Ltd.	26,565	4,365,141
Seegene, Inc.	10,005	1,777,561
Shin Poong Pharmaceutical Co., Ltd.*	14,272	1,629,134
Shinhan Financial Group Co., Ltd.*	339,074	10,003,978
Shinsegae, Inc.	7,797	1,719,029
SK Chemicals Co., Ltd.	3,555	1,284,486
SK Holdings Co., Ltd.	19,557	4,329,797
SK Hynix, Inc.*	286,557	31,259,325
SK Innovation Co., Ltd.	29,869	5,224,257
SK Telecom Co., Ltd.	29,324	6,424,664
Yuhan Corp.	11,933	824,973

Total South Korea		534,495,950

Taiwan - 14.0%
Accton Technology Corp.	226,000	2,541,676
Airtac International Group	62,000	1,985,906
Alchip Technologies Ltd.	16,000	353,619
ASE Technology Holding Co., Ltd.	2,366,062	6,846,069
Asia Cement Corp.	454,000	698,014
ASMedia Technology, Inc.	6,000	335,255
Asustek Computer, Inc.	792,000	7,060,858
AU Optronics Corp.*	11,066,000	5,513,702
Catcher Technology Co., Ltd.	591,000	4,332,906
Cathay Financial Holding Co., Ltd.	6,645,854	9,993,143
Chailease Holding Co., Ltd.	879,240	5,257,040
Cheng Loong Corp.	278,000	336,394
Cheng Shin Rubber Industry Co., Ltd.	453,000	710,180
Chicony Electronics Co., Ltd.	807,240	2,476,478
Chroma ATE, Inc.	235,000	1,405,082
Compeq Manufacturing Co., Ltd.	643,000	995,462
CTBC Financial Holding Co., Ltd.	16,852,672	11,815,704
Delta Electronics, Inc.	1,055,500	9,879,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2020

Investments	Shares	Value
E.Sun Financial Holding Co., Ltd.	10,103,218	$9,187,032
Evergreen Marine Corp. Taiwan Ltd.*	1,560,000	2,259,663
Far Eastern International Bank	1,973,000	761,871
Far Eastern New Century Corp.	3,442,080	3,546,452
Feng TAY Enterprise Co., Ltd.	81,000	575,112
Formosa Chemicals & Fibre Corp.	3,548,000	10,695,267
Formosa Petrochemical Corp.	298,000	1,058,453
Formosa Plastics Corp.	3,450,000	11,836,430
Fubon Financial Holding Co., Ltd.	5,477,000	9,112,739
Genius Electronic Optical Co., Ltd.	35,000	706,278
Giant Manufacturing Co., Ltd.	120,000	1,174,461
Great Wall Enterprise Co., Ltd.	368,000	665,329
Hon Hai Precision Industry Co., Ltd.	7,001,068	22,923,278
Hotai Motor Co., Ltd.	171,000	3,913,197
Innolux Corp.*	11,071,000	5,555,595
Inventec Corp.	607,000	518,471
King Yuan Electronics Co., Ltd.	1,433,000	1,772,252
Largan Precision Co., Ltd.	48,000	5,458,040
Lien Hwa Industrial Holdings Corp.	335,000	507,901
Lite-On Technology Corp.	366,000	648,687
Macronix International	535,000	805,413
MediaTek, Inc.	841,000	22,358,424
Merida Industry Co., Ltd.	78,000	655,136
Micro-Star International Co., Ltd.	811,000	3,824,383
Nan Ya Plastics Corp.	4,178,000	10,691,088
Novatek Microelectronics Corp.	223,000	2,928,571
Pegatron Corp.	320,000	766,460
Pou Chen Corp.	2,299,000	2,569,172
Powertech Technology, Inc.	875,000	2,955,282
President Chain Store Corp.	52,000	493,202
Quanta Computer, Inc.	1,796,000	5,171,058
Realtek Semiconductor Corp.	222,000	3,085,309
Shanghai Commercial & Savings Bank Ltd. (The)	4,314,000	6,310,250
Synnex Technology International Corp.	1,699,000	2,841,946
Taishin Financial Holding Co., Ltd.	709,000	334,339
Taiwan Cement Corp.	4,999,104	7,686,002
Taiwan Mobile Co., Ltd.	2,252,000	7,926,643
Taiwan Semiconductor Manufacturing Co., Ltd.	10,213,000	192,643,249
Tripod Technology Corp.	291,000	1,227,258
Uni-President Enterprises Corp.	4,140,160	9,945,932
Unimicron Technology Corp.	897,000	2,790,156
United Microelectronics Corp.	5,412,000	9,081,636
Voltronic Power Technology Corp.	11,000	438,465
Walsin Technology Corp.	207,000	1,698,110
Winbond Electronics Corp.	2,900,000	2,998,256
Wiwynn Corp.	38,000	952,096
Yageo Corp.	171,396	3,159,767
Yuanta Financial Holding Co., Ltd.	9,413,765	6,884,934
Zhen Ding Technology Holding Ltd.	256,000	1,038,650

Total Taiwan		479,674,765

Thailand - 1.7%
Advanced Info Service PCL NVDR	405,600	2,382,697
B Grimm Power PCL NVDR(b)	1,278,300	2,069,344
Bangkok Expressway & Metro PCL NVDR	16,548,400	4,584,503
BTS Group Holdings PCL NVDR(b)	14,971,600	4,647,393
Bumrungrad Hospital PCL NVDR	804,800	3,223,498
Carabao Group PCL NVDR	354,400	1,354,433
Central Pattana PCL NVDR	439,100	699,834
Central Retail Corp. PCL NVDR*	2,797,183	2,870,940
CP ALL PCL NVDR*	2,370,600	4,609,060
Delta Electronics Thailand PCL NVDR	279,500	4,533,945
Energy Absolute PCL NVDR(b)	2,041,700	3,356,266
Gulf Energy Development PCL NVDR	5,386,500	6,157,798
Home Product Center PCL NVDR	6,535,400	2,988,484
Indorama Ventures PCL NVDR(b)	757,400	935,374
Intouch Holdings PCL NVDR	2,511,100	4,714,599
Minor International PCL NVDR*	1,201,700	1,032,836
Muangthai Capital PCL NVDR*	949,600	1,870,040
Osotspa PCL NVDR	2,283,500	2,705,749
Siam Global House PCL NVDR(b)	2,801,700	1,589,750

Total Thailand		56,326,543

Turkey - 0.4%
BIM Birlesik Magazalar AS	414,302	4,208,517
Enka Insaat ve Sanayi AS	2,759,097	2,735,896
Haci Omer Sabanci Holding AS	3,046,431	4,697,222
Turkiye Petrol Rafinerileri AS*	32,248	468,588

Total Turkey		12,110,223

United Kingdom - 0.2%
Avast PLC(a)	573,390	4,156,752
Evraz PLC	652,504	4,206,389

Total United Kingdom		8,363,141

TOTAL COMMON STOCKS (Cost: $2,728,105,457)		3,426,711,740

WARRANTS - 0.0%

Thailand - 0.0%
Srisawad Corp. PCL, expiring 8/29/25* (Cost: $0)	12,160	4,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $26,026,346)	26,026,346	$26,026,346

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $2,754,131,803)		3,452,742,185
Other Assets less Liabilities - (1.0)%		(33,192,452)

NET ASSETS - 100.0%		$3,419,549,733

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $56,043,664 and the total market value of the collateral held by the Fund was $58,614,934. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,588,588.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$1,264,245,790	$—	$0	*	$1,264,245,790
Other	2,162,465,950	—	—		2,162,465,950
Warrants	4,099	—	—		4,099
Investment of Cash Collateral for Securities Loaned	—	26,026,346	—		26,026,346

Total Investments in Securities	$3,426,715,839	$26,026,346	$0		$3,452,742,185

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 9.4%
AES Tiete Energia S.A.	406,833	$1,294,704
Banco do Brasil S.A.	1,436,386	10,729,617
Banco Santander Brasil S.A.	618,682	5,339,709
CCR S.A.	2,032,682	5,271,308
Centrais Eletricas Brasileiras S.A.	585,894	4,136,293
CPFL Energia S.A.	403,796	2,530,430
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	450,951	2,559,400
Engie Brasil Energia S.A.	484,896	4,101,946
Itausa S.A.	851,763	2,023,556
Petrobras Distribuidora S.A.	1,086,531	4,629,188
Porto Seguro S.A.	85,503	806,601
Smiles Fidelidade S.A.	149,431	674,629
Telefonica Brasil S.A.	73,595	658,844
Transmissora Alianca de Energia Eletrica S.A.	938,061	6,019,324
Vale S.A.	6,682,730	112,511,020

Total Brazil		163,286,569

Chile - 1.2%
AES Gener S.A.	9,853,893	1,633,763
Banco de Chile	51,372,144	5,245,671
Cencosud Shopping S.A.	758,197	1,214,929
Enel Americas S.A.	73,828,800	12,054,721

Total Chile		20,149,084

China - 25.3%
Agile Group Holdings Ltd.	3,862,000	5,140,136
Agricultural Bank of China Ltd. Class H	27,161,000	9,948,250
Anhui Expressway Co., Ltd. Class A	757,100	715,447
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	1,046,000	1,006,046
Asia Cement China Holdings Corp.	835,000	761,357
BAIC Motor Corp., Ltd. Class H(a)	1,996,000	738,797
Bank of Beijing Co., Ltd. Class A	3,802,449	2,814,131
Bank of Jiangsu Co., Ltd. Class A	2,819,570	2,354,025
Bank of Shanghai Co., Ltd. Class A	2,388,500	2,863,366
Baoshan Iron & Steel Co., Ltd. Class A	3,152,720	2,868,388
Beijing Enterprises Holdings Ltd.	545,000	1,778,278
Bestsun Energy Co., Ltd. Class A	846,800	656,484
C&D International Investment Group Ltd.	518,000	801,666
C&D Property Management Group Co., Ltd.*	409,890	163,875
Canny Elevator Co., Ltd. Class A	228,200	343,008
Central China Real Estate Ltd.	2,252,000	1,045,571
CGN Power Co., Ltd. Class H(a)	17,145,000	3,692,637
China Aoyuan Group Ltd.	2,090,000	2,032,358
China Cinda Asset Management Co., Ltd. Class H	9,072,000	1,719,899
China Coal Energy Co., Ltd. Class H	3,811,000	1,145,190
China Construction Bank Corp. Class H	69,694,054	52,941,181
China Everbright Environment Group Ltd.	4,467,000	2,523,322
China Fortune Land Development Co., Ltd. Class A	1,013,660	2,004,132
China Hongqiao Group Ltd.	2,307,500	2,112,918
China Jinmao Holdings Group Ltd.	6,066,000	2,792,886
China Life Insurance Co., Ltd. Class H	4,136,000	9,121,353
China Lilang Ltd.	1,158,000	790,036
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	1,033,182	2,099,604
China Mobile Ltd.	11,158,500	63,607,846
China Overseas Grand Oceans Group Ltd.	2,072,000	1,111,644
China Overseas Land & Investment Ltd.	4,008,500	8,716,097
China Pacific Insurance Group Co., Ltd. Class H	1,947,000	7,620,917
China Power International Development Ltd.	10,154,000	2,173,841
China Railway Group Ltd. Class H	4,478,000	1,975,117
China Resources Cement Holdings Ltd.	4,092,000	4,570,210
China Resources Power Holdings Co., Ltd.	2,602,000	2,802,053
China Sanjiang Fine Chemicals Co., Ltd.	2,863,000	893,551
China SCE Group Holdings Ltd.	2,581,000	1,065,174
China Suntien Green Energy Corp., Ltd. Class H	2,457,000	754,162
China Telecom Corp., Ltd. Class H	15,640,000	4,336,684
CIFI Holdings Group Co., Ltd.	4,944,000	4,189,155
CITIC Telecom International Holdings Ltd.	5,198,000	1,635,719
COFCO Joycome Foods Ltd.(b)	2,162,000	750,051
Country Garden Holdings Co., Ltd.	9,825,850	13,584,621
CPMC Holdings Ltd.(b)	1,405,000	648,697
Daqin Railway Co., Ltd. Class A	2,834,701	2,800,111
Dexin China Holdings Co., Ltd.*	1,889,000	721,118
Dongyue Group Ltd.	2,141,000	1,698,143
Far East Horizon Ltd.(b)	1,573,000	1,620,907
Fufeng Group Ltd.*	2,293,000	857,600
Gemdale Corp. Class A	1,221,909	2,522,366
Genertec Universal Medical Group Co., Ltd.(a)	1,648,000	1,230,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2020

Investments	Shares	Value
Greatview Aseptic Packaging Co., Ltd.	2,402,000	$1,403,311
Greenland Holdings Corp., Ltd. Class A	1,056,300	941,654
Greenland Hong Kong Holdings Ltd.	2,836,000	852,206
Guangdong Investment Ltd.	2,778,000	5,001,500
Guangdong Shaoneng Group Co., Ltd. Class A	235,400	240,806
Guangdong Tapai Group Co., Ltd. Class A	412,700	803,969
Guizhou Panjiang Refined Coal Co., Ltd. Class A	631,000	759,346
Hengan International Group Co., Ltd.	721,500	5,108,475
Hexing Electrical Co., Ltd. Class A	188,600	396,534
Hisense Home Appliances Group Co., Ltd. Class H	443,000	682,167
Hopson Development Holdings Ltd.	702,000	1,788,985
Huabao Flavours & Fragrances Co., Ltd. Class A	46,100	386,787
Huafa Industrial Co., Ltd. Zhuhai Class A	1,003,675	953,060
Huaibei Mining Holdings Co., Ltd. Class A	442,400	756,974
Huaneng Power International, Inc. Class H	3,568,000	1,302,249
Hunan Valin Steel Co., Ltd. Class A	936,700	684,643
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	293,800	491,479
Industrial & Commercial Bank of China Ltd. Class H	63,428,823	41,146,911
Industrial Bank Co., Ltd. Class A	2,266,700	7,233,559
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	1,123,700	850,533
Jiangsu Expressway Co., Ltd. Class H	1,647,727	1,842,413
Jingjin Environmental Protection Co., Ltd. Class A	36,000	101,177
Jinke Properties Group Co., Ltd. Class A	977,300	1,059,521
JNBY Design Ltd.	365,500	424,241
Kunlun Energy Co., Ltd.	4,998,000	4,318,706
KWG Group Holdings Ltd.	3,201,000	4,367,712
Lee & Man Paper Manufacturing Ltd.	1,196,000	979,462
Lenovo Group Ltd.	10,270,000	9,695,364
Logan Group Co., Ltd.	1,226,000	2,008,061
Lomon Billions Group Co., Ltd. Class A	359,100	1,689,579
Lonking Holdings Ltd.	4,771,000	1,476,737
Luxi Chemical Group Co., Ltd. Class A	393,100	768,191
Midea Real Estate Holding Ltd.(a)(b)	459,800	1,027,069
MYS Group Co., Ltd. Class A	487,900	298,419
Nanjing Iron & Steel Co., Ltd. Class A	1,366,600	651,976
New China Life Insurance Co., Ltd. Class H	512,800	2,000,580
People’s Insurance Co. Group of China Ltd. (The) Class H	5,194,000	1,647,858
Poly Developments and Holdings Group Co., Ltd. Class A	3,079,500	7,449,416
Postal Savings Bank of China Co., Ltd. Class H(a)	7,282,000	4,113,461
Powerlong Real Estate Holdings Ltd.	1,917,000	1,322,691
Qingdao Port International Co., Ltd. Class H(a)	1,064,000	657,294
RiseSun Real Estate Development Co., Ltd. Class A	1,069,800	1,068,197
SAIC Motor Corp., Ltd. Class A	786,835	2,940,495
Seazen Group Ltd.*	2,088,000	1,736,892
Seazen Holdings Co., Ltd. Class A	314,200	1,673,382
Shaanxi Coal Industry Co., Ltd. Class A	988,300	1,411,469
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	334,475	1,179,904
Shandong Publishing & Media Co., Ltd. Class A	901,400	778,756
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	178,700	304,674
Shanghai Industrial Holdings Ltd.	914,000	1,249,495
Shanghai Pudong Development Bank Co., Ltd. Class A	3,544,300	5,246,158
Shanghai Shimao Co., Ltd. Class A	284,200	200,337
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	846,400	562,990
Shenzhen Expressway Co., Ltd. Class H	1,232,000	1,159,888
Shenzhen International Holdings Ltd.	3,091,000	4,990,981
Shenzhen Investment Ltd.	4,320,000	1,481,999
Shenzhen Overseas Chinese Town Co., Ltd. Class A	1,226,900	1,330,120
Shenzhen Tagen Group Co., Ltd. Class A	582,400	528,985
Shimao Group Holdings Ltd.	1,147,000	3,653,785
Shougang Fushan Resources Group Ltd.	10,380,739	2,436,589
Sinoma International Engineering Co. Class A	6,400	6,733
Sinopec Kantons Holdings Ltd.(b)	1,724,000	600,321
Sinotrans Ltd. Class H	2,730,000	992,875
SITC International Holdings Co., Ltd.	1,734,000	3,743,580
Sunflower Pharmaceutical Group Co., Ltd. Class A	268,000	601,174
Times China Holdings Ltd.	1,413,000	1,964,462
Uni-President China Holdings Ltd.	1,744,000	1,774,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2020

Investments	Shares	Value
Want Want China Holdings Ltd.	8,474,000	$6,131,037
Wasu Media Holding Co., Ltd. Class A	304,100	398,039
Wens Foodstuffs Group Co., Ltd. Class A	1,420,700	3,960,268
WH Group Ltd.(a)	10,191,500	8,543,465
Xtep International Holdings Ltd.	1,493,900	745,616
Yuexiu Property Co., Ltd.	9,247,000	1,860,407
Yuzhou Group Holdings Co., Ltd.	4,089,600	1,476,799
Zhejiang Hangmin Co., Ltd. Class A	557,600	488,554
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	317,300	412,406
Zhejiang Medicine Co., Ltd. Class A	243,100	505,545
Zhejiang Semir Garment Co., Ltd. Class A	277,800	425,633
Zhengzhou Yutong Bus Co., Ltd. Class A	765,800	1,981,305
Zhongliang Holdings Group Co., Ltd.(b)	1,364,500	911,561

Total China		440,005,304

Czech Republic - 0.7%
CEZ AS	404,494	9,705,406
O2 Czech Republic AS	152,197	1,779,812

Total Czech Republic		11,485,218

Hong Kong - 0.1%
China Water Affairs Group Ltd.	744,000	581,471
Concord New Energy Group Ltd.	10,470,000	634,639
Perfect Shape Medical Ltd.	1,840,000	764,111

Total Hong Kong		1,980,221

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	826,606	1,059,679

India - 5.1%
Engineers India Ltd.	952,460	1,021,319
GAIL India Ltd.	4,529,995	7,641,179
Hindustan Petroleum Corp., Ltd.	1,404,200	4,187,569
Hindustan Zinc Ltd.	723,293	2,366,349
Indiabulls Housing Finance Ltd.	492,565	1,485,093
Indus Towers Ltd.	1,343,676	4,227,750
ITC Ltd.	5,683,431	16,256,709
NHPC Ltd.	7,026,816	2,178,224
NIIT Ltd.	257,198	711,921
NLC India Ltd.	875,751	659,802
NMDC Ltd.	1,998,379	3,130,181
Oil & Natural Gas Corp., Ltd.	9,102,258	11,591,544
Oil India Ltd.	2,075,753	3,051,095
Oracle Financial Services Software Ltd.	62,085	2,729,641
Polyplex Corp. Ltd.	64,700	629,534
Power Grid Corp. of India Ltd.	7,904,557	20,538,271
REC Ltd.	1,977,539	3,623,943
SJVN Ltd.	3,022,671	1,028,000
Sonata Software Ltd.	190,173	1,026,896
Welspun Corp., Ltd.	660,323	1,202,847

Total India		89,287,867

Indonesia - 3.7%
Astra International Tbk PT	28,381,400	12,170,672
Bank Mandiri Persero Tbk PT	21,100,000	9,498,754
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,882,600	428,330
Bank Rakyat Indonesia Persero Tbk PT	48,865,800	14,503,230
Indocement Tunggal Prakarsa Tbk PT	2,581,100	2,659,176
Telkom Indonesia Persero Tbk PT	85,567,700	20,158,654
United Tractors Tbk PT	2,623,800	4,967,479

Total Indonesia		64,386,295

Malaysia - 0.4%
Aeon Co. M Bhd	2,572,900	684,401
AMMB Holdings Bhd	2,158,100	1,958,251
Astro Malaysia Holdings Bhd	3,975,600	894,448
Mah Sing Group Bhd	2,513,800	543,693
Malakoff Corp. Bhd	8,275,700	1,841,331
Uchi Technologies Bhd	1,654,600	1,069,474

Total Malaysia		6,991,598

Mexico - 1.8%
Alfa S.A.B. de C.V. Class A	5,668,556	4,090,930
Alpek S.A.B. de C.V.(b)	1,176,542	1,028,600
Controladora Nemak S.A.B. de C.V.*	5,668,556	745,357
Corp. Inmobiliaria Vesta S.A.B. de C.V.	951,392	1,852,124
Grupo Mexico S.A.B. de C.V. Series B	4,779,247	20,176,671
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	2,391,144	3,379,319

Total Mexico		31,273,001

Philippines - 0.8%
Globe Telecom, Inc.	72,670	3,071,832
LT Group, Inc.	4,212,800	1,149,181
Manila Electric Co.	489,860	2,978,523
PLDT, Inc.	253,054	7,060,967

Total Philippines		14,260,503

Poland - 0.1%
Asseco Poland S.A.	111,590	2,039,527

Russia - 14.5%
Magnit PJSC GDR(c)	634,524	11,167,622
Magnitogorsk Iron & Steel Works PJSC GDR(c)	274,526	2,676,629
MMC Norilsk Nickel PJSC ADR	2,004,736	62,547,763
Mobile TeleSystems PJSC ADR	1,626,066	14,553,291
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	317,967	8,820,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2020

Investments	Shares	Value
PhosAgro PJSC GDR(c)	404,384	$5,515,798
Rosneft Oil Co. PJSC GDR(c)	4,552,995	25,678,892
Sberbank of Russia PJSC ADR	6,814,235	98,942,692
Tatneft PJSC ADR(b)	527,898	21,538,238

Total Russia		251,441,330

Singapore - 0.1%
IGG, Inc.	840,000	879,666

South Africa - 3.7%
AECI Ltd.	195,622	1,158,650
African Rainbow Minerals Ltd.	313,400	5,588,126
AVI Ltd.	868,881	4,331,170
Coronation Fund Managers Ltd.	396,460	1,165,190
Equites Property Fund Ltd.	1,593,446	1,884,310
Exxaro Resources Ltd.	766,056	7,243,991
JSE Ltd.	72,622	556,206
Kumba Iron Ore Ltd.	178,760	7,579,509
MultiChoice Group	650,102	5,930,639
Oceana Group Ltd.	195,387	854,641
PSG Group Ltd.	330,629	1,347,839
Remgro Ltd.	613,705	4,019,295
Sanlam Ltd.	2,315,025	9,259,312
Vodacom Group Ltd.	1,579,973	13,379,821

Total South Africa		64,298,699

South Korea - 4.4%
BNK Financial Group, Inc.	410,545	2,146,641
Daishin Securities Co., Ltd.	66,408	794,720
DGB Financial Group, Inc.	250,636	1,566,619
E1 Corp.	16,576	681,320
Halla Holdings Corp.	20,300	698,905
Hana Financial Group, Inc.	397,088	12,611,190
Huchems Fine Chemical Corp.	29,777	703,102
Hyosung Corp.	22,860	1,607,755
iMarketKorea, Inc.	67,747	545,069
Industrial Bank of Korea(b)	391,145	3,183,027
JB Financial Group Co., Ltd.	255,086	1,324,390
KCC Glass Corp.*	2,530	85,701
KEPCO Plant Service & Engineering Co., Ltd.	53,531	1,463,565
Koentec Co., Ltd.(b)	53,035	460,389
Korea Asset In Trust Co., Ltd.	158,387	574,468
Korea Real Estate Investment & Trust Co., Ltd.	606,783	1,128,327
Korean Reinsurance Co.	128,579	933,893
KT Corp. ADR	220,298	2,425,481
KT&G Corp.*	216,934	16,595,062
Kumho Industrial Co., Ltd.	72,220	603,662
Macquarie Korea Infrastructure Fund	1,046,658	10,261,353
Meritz Fire & Marine Insurance Co., Ltd.	76,067	1,022,349
Meritz Securities Co., Ltd.	359,616	1,213,286
NH Investment & Securities Co., Ltd.	163,299	1,698,682
Orion Holdings Corp.	64,743	786,714
Posco International Corp.	95,937	1,284,989
Samsung Fire & Marine Insurance Co., Ltd.	28,826	4,975,490
Samsung Securities Co., Ltd.	67,257	2,504,415
Ssangyong Cement Industrial Co., Ltd.(b)	293,936	1,807,505
Tailim Packaging Co., Ltd.*	56,200	302,134

Total South Korea		75,990,203

Taiwan - 25.3%
AcBel Polytech, Inc.(b)	889,000	915,957
Arcadyan Technology Corp.	251,000	837,917
Asia Cement Corp.(b)	7,398,000	11,374,247
Asustek Computer, Inc.(b)	1,664,000	14,834,935
Capital Securities Corp.	3,283,000	1,583,196
Catcher Technology Co., Ltd.	1,193,000	8,746,459
Cathay Financial Holding Co., Ltd.	7,430,000	11,172,237
Charoen Pokphand Enterprise	548,000	1,412,029
Chenbro Micom Co., Ltd.(b)	171,000	499,039
Cheng Uei Precision Industry Co., Ltd.	976,000	1,636,045
Chicony Electronics Co., Ltd.	2,017,386	6,189,005
Chicony Power Technology Co., Ltd.	365,000	917,112
China Development Financial Holding Corp.	17,493,000	5,789,910
ChipMOS Technologies, Inc.	889,000	1,086,809
Chong Hong Construction Co., Ltd.	795,000	2,263,506
Cleanaway Co., Ltd.	251,000	1,465,015
Compal Electronics, Inc.	6,021,000	4,435,714
CTBC Financial Holding Co., Ltd.	25,732,000	18,041,156
Eastern Media International Corp.	1,049,000	651,472
Elan Microelectronics Corp.(b)	514,000	2,442,131
Far Eastern New Century Corp.	6,474,000	6,670,308
Far EasTone Telecommunications Co., Ltd.(b)	3,664,000	7,980,525
Farglory Land Development Co., Ltd.	1,044,000	2,091,864
Feng Hsin Steel Co., Ltd.	640,000	1,619,475
First Financial Holding Co., Ltd.	8,668,804	6,586,909
Formosa Chemicals & Fibre Corp.	6,279,000	18,927,728
Formosa Plastics Corp.	6,716,000	23,041,583
Fubon Financial Holding Co., Ltd.(b)	8,389,000	13,957,782
Fusheng Precision Co., Ltd.(b)	223,000	1,376,984
Getac Technology Corp.	935,000	1,627,215
Global Mixed Mode Technology, Inc.	146,000	828,778
Great Wall Enterprise Co., Ltd.	1,571,000	2,840,302
Greatek Electronics, Inc.	707,000	1,409,068
Holtek Semiconductor, Inc.	466,000	1,204,057
Holy Stone Enterprise Co., Ltd.	215,000	891,434
Hon Hai Precision Industry Co., Ltd.(b)	18,393,000	60,223,361
Huaku Development Co., Ltd.(b)	875,000	2,734,180
IBF Financial Holdings Co., Ltd.	3,865,302	1,767,711
Inventec Corp.(b)	5,392,000	4,605,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2020

Investments	Shares	Value
ITE Technology, Inc.	277,000	$671,354
King Yuan Electronics Co., Ltd.(b)	2,420,000	2,992,918
Kung Long Batteries Industrial Co., Ltd.	321,000	1,610,826
Kuoyang Construction Co., Ltd.†	1,202,000	1,078,027
Lite-On Technology Corp.	6,753,000	11,968,802
Mega Financial Holding Co., Ltd.(b)	10,938,302	11,600,876
Merry Electronics Co., Ltd.	270,275	1,409,185
Mirle Automation Corp.(b)	556,000	870,667
Nan Pao Resins Chemical Co., Ltd.	154,000	855,008
Nantex Industry Co., Ltd.	443,000	963,318
Pegatron Corp.(b)	6,397,000	15,322,019
Polytronics Technology Corp.(b)	157,000	533,615
Pou Chen Corp.	3,506,000	3,918,016
Powertech Technology, Inc.	1,528,000	5,160,766
Primax Electronics Ltd.	1,029,000	1,785,314
Promate Electronic Co., Ltd.	1,126,000	1,418,621
Quanta Computer, Inc.	5,842,990	16,823,186
Ruentex Industries Ltd.	1,002,600	2,487,053
Sampo Corp.	889,000	824,203
Sanyang Motor Co., Ltd.	1,701,000	2,161,211
SCI Pharmtech, Inc.(b)	137,000	409,567
Shanghai Commercial & Savings Bank Ltd. (The)(b)	3,943,000	5,767,574
Shin Kong Financial Holding Co., Ltd.(b)	9,050,000	2,837,586
Sinon Corp.	1,509,000	1,154,655
SinoPac Financial Holdings Co., Ltd.	17,984,440	7,328,701
Sitronix Technology Corp.	160,000	925,333
Stark Technology, Inc.	443,000	1,048,455
Supreme Electronics Co., Ltd.	1,382,000	1,687,045
Synnex Technology International Corp.	3,667,000	6,133,853
Systex Corp.	577,000	1,800,943
Taiwan Cement Corp.(b)	12,122,135	18,637,491
Taiwan Cogeneration Corp.	906,000	1,247,854
Taiwan Hon Chuan Enterprise Co., Ltd.	838,000	1,798,399
Taiwan Mobile Co., Ltd.(b)	3,049,253	10,732,832
Taiwan Navigation Co., Ltd.	1,037,000	778,728
Taiwan PCB Techvest Co., Ltd.	770,000	1,216,741
Taiwan Secom Co., Ltd.	568,000	1,793,067
Taiyen Biotech Co., Ltd.	693,000	806,502
Test Research, Inc.	572,000	1,176,653
Thinking Electronic Industrial Co., Ltd.	181,000	1,030,678
Tong Yang Industry Co., Ltd.	701,000	972,987
Topco Scientific Co., Ltd.	394,435	1,677,521
Tripod Technology Corp.	1,210,000	5,103,032
Tung Ho Steel Enterprise Corp.	1,724,000	2,239,519
TYC Brother Industrial Co., Ltd.	738,000	619,859
U-Ming Marine Transport Corp.(b)	1,228,000	1,612,684
United Integrated Services Co., Ltd.(b)	431,000	3,313,261
Wistron Corp.	8,317,561	9,176,610
WPG Holdings Ltd.	2,539,280	3,876,970
Yulon Nissan Motor Co., Ltd.(b)	117,000	1,078,475
ZongTai Real Estate Development Co., Ltd.	649,000	910,051

Total Taiwan		440,027,361

Thailand - 2.5%
Bangkok Commercial Asset Management PCL NVDR(b)	1,544,900	1,129,283
Bangkok Land PCL NVDR	28,231,200	1,102,487
Gunkul Engineering PCL NVDR	12,489,500	1,050,519
Intouch Holdings PCL NVDR	2,062,200	3,871,787
Jay Mart PCL NVDR	1,078,000	719,626
MBK PCL NVDR	2,097,700	882,210
MC Group PCL NVDR	1,444,000	474,746
MCS Steel PCL NVDR	1,414,800	613,898
Origin Property PCL NVDR	1,910,300	481,401
Pruksa Holding PCL NVDR	3,403,700	1,420,102
PTT Exploration & Production PCL NVDR	1,789,600	5,868,765
Quality Houses PCL NVDR	15,700,200	1,215,770
Ratch Group PCL NVDR	669,100	1,183,655
SC Asset Corp. PCL NVDR(b)	13,762,800	1,277,055
Siam Commercial Bank PCL (The) NVDR	1,532,300	4,475,175
Siam Future Development PCL NVDR	4,450,200	742,690
SPCG PCL NVDR	1,794,100	1,203,652
Srisawad Finance PCL NVDR*	206,000	202,837
Supalai PCL NVDR(b)	2,022,800	1,384,092
Thai Vegetable Oil PCL NVDR	1,061,697	1,196,004
Thaifoods Group PCL NVDR	2,837,500	460,289
Thanachart Capital PCL NVDR	1,297,700	1,494,347
Tipco Asphalt PCL NVDR(b)	1,924,300	1,124,007
Tisco Financial Group PCL NVDR	951,600	2,810,968
TPI Polene Power PCL NVDR	13,255,400	1,893,629
TTW PCL NVDR(b)	4,266,577	1,765,873
Vinythai PCL NVDR	1,010,000	1,078,772
WHA Corp. PCL NVDR(b)	12,836,300	1,302,482
WHA Utilities and Power PCL NVDR	4,638,100	650,201

Total Thailand		43,076,322

Turkey - 0.5%
Aksa Akrilik Kimya Sanayii AS	692,416	1,359,213
Enerjisa Enerji AS(a)	863,028	1,452,604
Ford Otomotiv Sanayi AS	173,967	2,949,188
TAV Havalimanlari Holding AS	546,514	1,566,196
Tofas Turk Otomobil Fabrikasi AS	369,722	1,687,315

Total Turkey		9,014,516

TOTAL COMMON STOCKS (Cost: $1,543,602,030)		1,730,932,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2020

Investments	Shares	Value
RIGHTS - 0.0%

Chile - 0.0%
AES Gener S.A., expiring 1/27/21* (Cost: $0)	2,329,503	$25,518

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Global High Dividend Fund(d) (Cost: $396,637)	10,025	428,987

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(e) (Cost: $557,455)	557,455	557,455

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,544,556,122)		1,731,944,923
Other Assets less Liabilities - 0.2%		4,048,835

NET ASSETS - 100.0%		$1,735,993,758

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,078,027, which represents 0.06% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $90,327,374 and the total market value of the collateral held by the Fund was $103,104,434. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $102,546,979.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree Global High Dividend Fund	$874,659	$1,689,783	$2,333,389	$(142,415)	$340,349	$428,987	$52,930

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	1/5/2021	1,712,806	USD	13,278,034	HKD	$362	$—
State Street Bank and Trust	1/4/2021	191,796	USD	209,000,000	KRW	—	(600)
State Street Bank and Trust	1/4/2021	42,124	USD	2,023,663	PHP	—	(15)

						$362	$(615)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Taiwan	$438,949,334	$—	$1,078,027	*	$440,027,361
Other	1,290,905,602	—	—		1,290,905,602
Rights	25,518	—	—		25,518
Exchange-Traded Fund	428,987	—	—		428,987
Investment of Cash Collateral for Securities Loaned	—	557,455	—		557,455

Total Investments in Securities	$1,730,309,441	$557,455	$1,078,027		$1,731,944,923

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	362	—		362
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(615)	—		(615)

Total - Net	$1,730,309,441	$557,202	$1,078,027		$1,731,944,670

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

Brazil - 0.1%
Vale S.A.	600	$10,102

China - 38.7%
Alibaba Group Holding Ltd. ADR*	1,419	330,244
Anhui Conch Cement Co., Ltd. Class H	5,000	31,307
Anhui Gujing Distillery Co., Ltd. Class B	2,400	33,425
Bank of Hangzhou Co., Ltd. Class A	15,600	35,590
Beijing Kunlun Tech Co., Ltd. Class A	8,100	24,709
BYD Electronic International Co., Ltd.	14,000	73,306
Changchun High & New Technology Industry Group, Inc. Class A	300	20,593
China East Education Holdings Ltd.(a)	20,500	49,281
China Education Group Holdings Ltd.	30,000	57,804
China Feihe Ltd.(a)	6,000	14,052
China Hongqiao Group Ltd.	24,500	22,434
China Lesso Group Holdings Ltd.	9,000	14,091
China Longyuan Power Group Corp., Ltd. Class H	22,000	22,046
China Medical System Holdings Ltd.	20,000	22,337
China Minsheng Banking Corp., Ltd. Class H	227,500	129,684
China National Building Material Co., Ltd. Class H	16,000	19,232
China Power International Development Ltd.	169,000	36,181
China Railway Group Ltd. Class H	61,000	26,905
China Reinsurance Group Corp. Class H	269,000	27,754
China Resources Cement Holdings Ltd.	26,000	29,039
China Resources Power Holdings Co., Ltd.	30,000	32,307
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	6,100	23,263
China Shenhua Energy Co., Ltd. Class H	17,000	32,010
China Tourism Group Duty Free Corp., Ltd. Class A	2,400	103,655
China Traditional Chinese Medicine Holdings Co., Ltd.	56,000	27,733
China Yuhua Education Corp., Ltd.(a)	50,000	43,527
COSCO Shipping Energy Transportation Co., Ltd. Class H	24,000	9,440
COSCO Shipping Holdings Co., Ltd. Class H*	11,500	13,793
Country Garden Services Holdings Co., Ltd.	3,000	20,293
CSPC Pharmaceutical Group Ltd.	20,800	21,273
Dali Foods Group Co., Ltd.(a)	45,500	25,996
Daqin Railway Co., Ltd. Class A	24,100	23,806
ENN Energy Holdings Ltd.	1,800	26,418
Fuyao Glass Industry Group Co., Ltd. Class H(a)	11,200	61,533
GF Securities Co., Ltd. Class H	50,400	71,240
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	700	13,714
Haitian International Holdings Ltd.	8,000	27,651
Hansoh Pharmaceutical Group Co., Ltd.*(a)	6,000	29,095
Hengan International Group Co., Ltd.	4,000	28,321
Huaneng Power International, Inc. Class H	48,000	17,519
Huaxin Cement Co., Ltd. Class A	5,900	18,612
JD.com, Inc. ADR*	1,091	95,899
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,700	11,647
Jointown Pharmaceutical Group Co., Ltd. Class A*	8,500	23,603
JOYY, Inc. ADR	676	54,067
Kingboard Holdings Ltd.	23,000	96,997
Lee & Man Paper Manufacturing Ltd.	25,000	20,474
Lenovo Group Ltd.	118,000	111,398
Luye Pharma Group Ltd.(a)	25,500	11,872
Meituan Class B*	2,000	75,988
NetEase, Inc. ADR	833	79,776
Nine Dragons Paper Holdings Ltd.	17,000	24,117
Offcn Education Technology Co., Ltd. Class A	4,900	26,321
Pinduoduo, Inc. ADR*	519	92,211
SDIC Power Holdings Co., Ltd. Class A	18,600	24,573
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	6,800	23,988
Shandong Linglong Tyre Co., Ltd. Class A	5,400	29,040
Shanghai Electric Group Co., Ltd. Class H*	104,000	31,922
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	5,000	23,891
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	16,400	28,892
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	20,200	27,459
Shenzhen International Holdings Ltd.	18,000	29,064
SINA Corp.*	1,874	79,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2020

Investments	Shares	Value
Sinopec Engineering Group Co., Ltd. Class H	59,000	$25,415
Sinotruk Hong Kong Ltd.	7,000	17,875
Sun Art Retail Group Ltd.	22,000	22,358
Suning.com Co., Ltd. Class A	23,400	27,587
Tencent Holdings Ltd.	3,600	261,857
Tingyi Cayman Islands Holding Corp.	18,000	30,736
Topsports International Holdings Ltd.(a)	52,000	77,794
Uni-President China Holdings Ltd.	34,000	34,597
Vipshop Holdings Ltd. ADR*	3,355	94,309
Want Want China Holdings Ltd.	38,000	27,493
Wuchan Zhongda Group Co., Ltd. Class A	40,700	27,196
Wuhan Guide Infrared Co., Ltd. Class A	4,850	30,962
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	6,500	31,040
Xiamen C & D, Inc. Class A	17,500	21,969
Xinyi Solar Holdings Ltd.	42,000	109,687
Yanzhou Coal Mining Co., Ltd. Class H	32,000	25,587
Yum China Holdings, Inc.	1,044	59,602
Zhongsheng Group Holdings Ltd.	14,000	99,757
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	15,800	18,951

Total China		3,758,604

Hong Kong - 1.0%
Kingboard Laminates Holdings Ltd.	46,000	75,106
Vinda International Holdings Ltd.	8,000	21,821

Total Hong Kong		96,927

Hungary - 0.3%
Richter Gedeon Nyrt	1,254	31,475

India - 10.7%
Ambuja Cements Ltd.	7,837	26,691
Aurobindo Pharma Ltd.	766	9,658
Britannia Industries Ltd.	448	21,928
Cipla Ltd.	2,712	30,434
Coal India Ltd.	10,943	20,286
Colgate-Palmolive India Ltd.	1,472	31,533
Divi’s Laboratories Ltd.	589	30,970
Dr. Reddy’s Laboratories Ltd.	485	34,550
GAIL India Ltd.	8,792	14,830
Grasim Industries Ltd.	1,434	18,210
HCL Technologies Ltd.	7,656	99,137
Hero MotoCorp., Ltd.	1,160	49,374
Hindustan Petroleum Corp., Ltd.	3,416	10,187
Infosys Ltd.	4,471	76,842
Infosys Ltd. ADR	1,332	22,577
ITC Ltd.	8,779	25,111
Lupin Ltd.	1,770	23,663
Marico Ltd.	5,429	29,917
Nestle India Ltd.	107	26,931
Petronet LNG Ltd.	6,859	23,243
Power Grid Corp. of India Ltd.	10,764	27,968
Shriram Transport Finance Co., Ltd.	3,820	54,711
Sun Pharmaceutical Industries Ltd.	3,347	27,134
Tata Consultancy Services Ltd.	2,352	92,150
Tech Mahindra Ltd.	6,441	85,789
Torrent Pharmaceuticals Ltd.	732	28,078
Wipro Ltd.	14,083	74,446
Wipro Ltd. ADR	4,745	26,809

Total India		1,043,157

Indonesia - 0.8%
Gudang Garam Tbk PT*	2,900	8,463
Indofood CBP Sukses Makmur Tbk PT	31,600	21,535
Indofood Sukses Makmur Tbk PT	32,400	15,797
Kalbe Farma Tbk PT	144,100	15,179
Unilever Indonesia Tbk PT	26,300	13,758

Total Indonesia		74,732

Malaysia - 6.2%
AMMB Holdings Bhd	66,700	60,523
Fraser & Neave Holdings Bhd	4,100	32,698
Hartalega Holdings Bhd	12,100	36,518
Hong Leong Bank Bhd	24,000	108,589
IHH Healthcare Bhd	20,700	28,303
Kossan Rubber Industries	6,200	6,936
Kuala Lumpur Kepong Bhd	4,900	28,846
MISC Bhd	17,600	30,059
Nestle Malaysia Bhd	1,000	34,531
Petronas Gas Bhd	7,700	32,886
QL Resources Bhd	18,600	26,819
Sime Darby Bhd	59,700	34,284
Supermax Corp. Bhd*	4,900	7,321
Telekom Malaysia Bhd	43,600	58,639
Tenaga Nasional Bhd	11,200	29,013
Top Glove Corp. Bhd	20,500	31,190
Westports Holdings Bhd	14,200	15,180

Total Malaysia		602,335

Philippines - 2.8%
Globe Telecom, Inc.	1,285	54,318
International Container Terminal Services, Inc.	4,840	12,447
Manila Electric Co.	4,100	24,930
Metro Pacific Investments Corp.	514,000	45,809
PLDT, Inc.	3,245	90,545
Puregold Price Club, Inc.	26,520	22,641
Universal Robina Corp.	6,790	21,562

Total Philippines		272,252

Poland - 2.1%
CD Projekt S.A.*	575	42,392
Cyfrowy Polsat S.A.	10,572	85,915
Dino Polska S.A.*(a)	188	14,602
Orange Polska S.A.*	25,350	44,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2020

Investments	Shares	Value
Polskie Gornictwo Naftowe i Gazownictwo S.A.	13,448	$20,003

Total Poland		207,747

Russia - 2.7%
Mobile TeleSystems PJSC ADR	9,314	83,360
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	906	25,133
PhosAgro PJSC GDR(b)	4,438	60,534
Polyus PJSC GDR(b)	449	45,259
X5 Retail Group N.V. GDR(b)	1,449	52,338

Total Russia		266,624

South Africa - 1.5%
AngloGold Ashanti Ltd.	404	9,421
Gold Fields Ltd.	980	9,178
MultiChoice Group	7,682	70,080
Shoprite Holdings Ltd.	1,057	10,075
Vodacom Group Ltd.	6,190	52,419

Total South Africa		151,173

South Korea - 10.9%
Alteogen, Inc.*	352	58,229
BGF Retail Co., Ltd.	315	39,292
CJ CheilJedang Corp.	190	66,639
CJ Logistics Corp.*	370	56,370
Hyundai Glovis Co., Ltd.	357	60,469
Kia Motors Corp.	1,718	98,687
KT&G Corp.*	1,066	81,547
Kumho Petrochemical Co., Ltd.	540	72,080
LG Uplus Corp.	8,642	93,476
Orion Corp.	668	76,252
Pearl Abyss Corp.*	205	49,122
Samsung Electronics Co., Ltd.	2,118	157,929
Seegene, Inc.	325	57,742
Yuhan Corp.	1,281	88,560

Total South Korea		1,056,394

Taiwan - 18.0%
Accton Technology Corp.	4,000	44,985
Acer, Inc.	31,000	26,093
Advantech Co., Ltd.	3,499	43,585
Asia Cement Corp.	9,000	13,837
Asustek Computer, Inc.	3,000	26,746
Catcher Technology Co., Ltd.	3,000	21,994
Cathay Financial Holding Co., Ltd.	66,000	99,242
Cheng Shin Rubber Industry Co., Ltd.	5,000	7,839
Chicony Electronics Co., Ltd.	11,000	33,746
China Life Insurance Co., Ltd.	114,480	90,450
Compal Electronics, Inc.	37,000	27,258
CTBC Financial Holding Co., Ltd.	138,000	96,754
Delta Electronics, Inc.	4,000	37,440
Evergreen Marine Corp. Taiwan Ltd.*	12,000	17,382
Fubon Financial Holding Co., Ltd.	59,000	98,165
Giant Manufacturing Co., Ltd.	1,000	9,787
Globalwafers Co., Ltd.	2,000	50,395
Hon Hai Precision Industry Co., Ltd.	9,000	29,468
Lite-On Technology Corp.	18,000	31,903
MediaTek, Inc.	1,000	26,586
Micro-Star International Co., Ltd.	7,000	33,009
Nien Made Enterprise Co., Ltd.	1,000	11,602
Novatek Microelectronics Corp.	2,000	26,265
Pegatron Corp.	11,000	26,347
Phison Electronics Corp.	1,000	11,834
Pou Chen Corp.	8,000	8,940
Powertech Technology, Inc.	8,000	27,020
President Chain Store Corp.	1,000	9,485
Quanta Computer, Inc.	10,000	28,792
Realtek Semiconductor Corp.	2,000	27,796
Shin Kong Financial Holding Co., Ltd.	297,560	93,299
Standard Foods Corp.	6,000	13,090
Synnex Technology International Corp.	23,000	38,473
Taiwan Cement Corp.	9,285	14,275
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	282,938
Uni-President Enterprises Corp.	6,000	14,414
United Microelectronics Corp.	37,000	62,088
Vanguard International Semiconductor Corp.	7,000	28,899
Win Semiconductors Corp.	1,000	12,314
Wistron Corp.	30,000	33,098
WPG Holdings Ltd.	7,000	10,688
Yuanta Financial Holding Co., Ltd.	134,000	98,003

Total Taiwan		1,746,324

Turkey - 4.0%
Akbank T.A.S.*	122,679	114,385
Aselsan Elektronik Sanayi ve Ticaret AS	5,869	14,411
BIM Birlesik Magazalar AS	2,989	30,362
Eregli Demir ve Celik Fabrikalari T.A.S.	19,273	38,715
Ford Otomotiv Sanayi AS	2,420	41,025
Turkcell Iletisim Hizmetleri AS	41,201	89,248
Turkiye Is Bankasi AS Group C*	62,896	59,236

Total Turkey		387,382

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $8,126,640)		9,705,228

Other Assets less Liabilities - 0.2%		17,337

NET ASSETS - 100.0%		$9,722,565

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020		Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$—	$74,710	$72,650	$(2,060)	$—	$—	^	$530

^	As of December 31, 2020, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,705,228	$—	$—	$9,705,228

Total Investments in Securities	$9,705,228	$—	$—	$9,705,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.2%

Brazil - 5.1%
B3 S.A. - Brasil Bolsa Balcao	41,706	$497,658
Banco Bradesco S.A.	62,686	292,057
Banco Bradesco S.A., Preference Shares	91,218	476,619
Banco do Brasil S.A.	42,534	317,723
Banco Santander Brasil S.A.	31,608	272,802
Cia de Saneamento Basico do Estado de Sao Paulo	27,343	233,938
Cia Paranaense de Energia (Preference Shares) Class A	12,834	185,164
CPFL Energia S.A.	34,790	218,015
Equatorial Energia S.A.	60,809	271,136
Itausa S.A., Preference Shares	150,710	340,347
Lojas Americanas S.A., Preference Shares	50,806	257,150
Lojas Renner S.A.	33,049	277,031
Petrobras Distribuidora S.A.	45,290	192,959
Porto Seguro S.A.	20,534	193,710
Raia Drogasil S.A.	39,882	192,262
Telefonica Brasil S.A.	22,770	203,844
TIM S.A.	122,019	344,149
WEG S.A.	20,684	301,607

Total Brazil		5,068,171

Chile - 0.7%
Embotelladora Andina S.A. Class B, Preference Shares	69,232	178,220
Empresa Nacional de Telecomunicaciones S.A.	34,313	212,929
Enel Americas S.A.	1,628,577	265,913

Total Chile		657,062

China - 32.7%
Anhui Conch Cement Co., Ltd. Class A	41,400	326,779
ANTA Sports Products Ltd.	34,000	538,906
Apeloa Pharmaceutical Co., Ltd. Class A	26,700	95,045
AviChina Industry & Technology Co., Ltd. Class H	311,000	216,990
BAIC Motor Corp., Ltd. Class H(a)	309,500	114,558
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	18,900	112,132
Brilliance China Automotive Holdings Ltd.	266,000	242,197
BYD Electronic International Co., Ltd.(b)	39,000	204,208
Centre Testing International Group Co., Ltd. Class A	26,100	109,232
China Aoyuan Group Ltd.	229,000	222,684
China Conch Venture Holdings Ltd.	78,000	379,244
China Everbright Environment Group Ltd.	253,000	142,915
China Gas Holdings Ltd.	76,200	302,683
China Jinmao Holdings Group Ltd.	534,000	245,862
China Lesso Group Holdings Ltd.	126,000	197,275
China Medical System Holdings Ltd.	229,000	255,762
China Mengniu Dairy Co., Ltd.*	90,000	543,214
China Merchants Bank Co., Ltd. Class H	85,000	537,153
China National Building Material Co., Ltd. Class H	354,000	425,502
China Oilfield Services Ltd. Class H	308,000	260,578
China Overseas Land & Investment Ltd.	99,000	215,266
China Overseas Property Holdings Ltd.	305,000	158,915
China Railway Group Ltd. Class H	349,000	153,934
China Resources Beer Holdings Co., Ltd.	48,000	442,000
China Resources Cement Holdings Ltd.	362,000	404,305
China Resources Gas Group Ltd.	64,000	340,476
China Resources Land Ltd.	93,000	383,809
China Shenhua Energy Co., Ltd. Class H	129,500	243,840
China Unicom Hong Kong Ltd.	258,000	148,068
China Yuhua Education Corp., Ltd.(a)	156,000	135,803
Chongqing Zhifei Biological Products Co., Ltd. Class A	24,800	560,899
CIFI Holdings Group Co., Ltd.	458,000	388,073
Country Garden Holdings Co., Ltd.	294,518	407,183
Da An Gene Co., Ltd. of Sun Yat-Sen University Class A	18,600	97,553
ENN Energy Holdings Ltd.	29,400	431,491
Far East Horizon Ltd.(b)	376,000	387,451
G-bits Network Technology Xiamen Co., Ltd. Class A	1,500	97,709
Geely Automobile Holdings Ltd.	168,000	574,166
Great Wall Motor Co., Ltd. Class H	113,000	387,653
Guangdong Investment Ltd.	132,000	237,652
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	6,700	117,848
Haitong Securities Co., Ltd. Class H(b)	182,800	163,377
Hangzhou Tigermed Consulting Co., Ltd. Class A	5,600	138,386
Huaxin Cement Co., Ltd. Class A	26,900	84,857
Industrial & Commercial Bank of China Ltd. Class H	884,000	573,460
Jiangsu Hengli Hydraulic Co., Ltd. Class A	10,400	179,700
Jiangsu Hengrui Medicine Co., Ltd. Class A	33,360	568,566
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	70,500	95,189
Kweichow Moutai Co., Ltd. Class A	1,900	580,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2020

Investments	Shares	Value
KWG Group Holdings Ltd.	301,500	$411,392
Lenovo Group Ltd.	294,000	277,550
Lepu Medical Technology Beijing Co., Ltd. Class A	43,300	179,959
Logan Group Co., Ltd.	232,000	379,992
Longfor Group Holdings Ltd.(a)	88,000	515,254
NetEase, Inc. ADR	8,114	777,078
New China Life Insurance Co., Ltd. Class H	76,300	297,668
People’s Insurance Co. Group of China Ltd. (The) Class H	595,000	188,771
Ping An Insurance Group Co. of China Ltd. Class H	80,000	980,158
Postal Savings Bank of China Co., Ltd. Class H(a)	458,000	258,715
Seazen Holdings Co., Ltd. Class A	21,000	111,843
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	120,000	271,143
Shanghai Baosight Software Co., Ltd. Class A	10,000	105,477
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	121,600	214,223
Shenzhen Expressway Co., Ltd. Class H	146,000	137,454
Shenzhen International Holdings Ltd.	141,232	228,045
Shenzhou International Group Holdings Ltd.	26,000	509,682
Shimao Group Holdings Ltd.	48,000	152,905
Silergy Corp.	3,000	257,314
Sino Biopharmaceutical Ltd.	479,000	463,318
Sinotruk Hong Kong Ltd.	236,500	603,919
SSY Group Ltd.(b)	402,000	228,119
Sun Art Retail Group Ltd.	154,000	156,505
Sunac China Holdings Ltd.	89,000	328,850
Sunny Optical Technology Group Co., Ltd.	21,500	470,547
Tencent Holdings Ltd.	66,900	4,866,176
Tingyi Cayman Islands Holding Corp.	212,000	361,998
Tsingtao Brewery Co., Ltd. Class H	24,000	251,333
Uni-President China Holdings Ltd.	283,000	287,969
Wanhua Chemical Group Co., Ltd. Class A	10,400	144,778
Want Want China Holdings Ltd.	369,000	266,976
Weichai Power Co., Ltd. Class H	206,000	413,389
Wuhan Guide Infrared Co., Ltd. Class A	18,000	114,912
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	84,700	404,474
Xinyi Solar Holdings Ltd.	128,000	334,286
Yealink Network Technology Corp Ltd. Class A	9,900	110,690
Yihai International Holding Ltd.*	51,000	756,398
Yuexiu Property Co., Ltd.	760,000	152,905
Zhejiang Dingli Machinery Co., Ltd. Class A	6,300	97,480
Zhongsheng Group Holdings Ltd.	99,700	710,412
Zijin Mining Group Co., Ltd. Class H	228,000	258,174
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	149,800	179,671

Total China		32,388,926

Hong Kong - 0.3%
Bosideng International Holdings Ltd.(b)	448,000	228,222
Vinda International Holdings Ltd.	40,000	109,107

Total Hong Kong		337,329

Hungary - 0.2%
Richter Gedeon Nyrt	6,948	174,392

India - 15.3%
Adani Ports & Special Economic Zone Ltd.	44,389	293,881
Asian Paints Ltd.	9,438	357,086
Aurobindo Pharma Ltd.	18,011	227,099
Bajaj Finance Ltd.	7,008	507,870
Bandhan Bank Ltd.*(a)	38,718	213,150
Berger Paints India Ltd.	23,782	247,186
Britannia Industries Ltd.	6,199	303,415
Cipla Ltd.	49,701	557,735
Colgate-Palmolive India Ltd.	10,543	225,852
Container Corp. of India Ltd.	34,674	189,487
Divi’s Laboratories Ltd.	4,501	236,663
Dr. Reddy’s Laboratories Ltd.	7,274	518,177
GAIL India Ltd.	167,003	281,700
Grasim Industries Ltd.	18,241	231,634
Havells India Ltd.	20,556	257,740
HCL Technologies Ltd.	22,965	297,373
HDFC Asset Management Co., Ltd.(a)	5,729	228,792
Hindustan Unilever Ltd.	16,557	542,795
Indraprastha Gas Ltd.	33,782	232,256
Indus Towers Ltd.	59,629	187,617
Info Edge India Ltd.	3,926	255,647
Infosys Ltd.	58,184	1,000,000
ITC Ltd.	105,944	303,039
JSW Steel Ltd.	92,191	488,539
Jubilant Foodworks Ltd.	7,034	268,696
Larsen & Toubro Ltd.	16,346	288,050
Marico Ltd.	58,761	323,812
Nestle India Ltd.	1,945	489,534
Petronet LNG Ltd.	104,944	355,618
Pidilite Industries Ltd.	12,677	306,335
Piramal Enterprises Ltd.	9,775	191,125
Power Grid Corp. of India Ltd.	126,459	328,576
Reliance Industries Ltd.	35,880	974,887
Shree Cement Ltd.	989	325,029
Shriram Transport Finance Co., Ltd.	18,593	266,296
Sun Pharmaceutical Industries Ltd.	36,277	294,094
Tata Consultancy Services Ltd.	19,045	746,174
Tech Mahindra Ltd.	35,687	475,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2020

Investments	Shares	Value
Titan Co., Ltd.	18,252	$391,468
Torrent Pharmaceuticals Ltd.	6,401	245,528
UltraTech Cement Ltd.	3,944	285,441
UPL Ltd.	25,117	160,308
Wipro Ltd.	44,942	237,573

Total India		15,138,599

Indonesia - 2.8%
Bank Central Asia Tbk PT	220,900	532,204
Bank Mandiri Persero Tbk PT	755,900	340,290
Bank Rakyat Indonesia Persero Tbk PT	1,433,800	425,548
Charoen Pokphand Indonesia Tbk PT	849,800	394,658
Gudang Garam Tbk PT*	78,900	230,242
Indah Kiat Pulp & Paper Corp. Tbk PT	705,400	523,402
Kalbe Farma Tbk PT	2,757,231	290,441

Total Indonesia		2,736,785

Malaysia - 2.5%
AMMB Holdings Bhd	204,900	185,925
Dialog Group Bhd	285,600	244,952
Hartalega Holdings Bhd	214,300	646,762
Kossan Rubber Industries	85,900	96,097
Petronas Gas Bhd	42,900	183,225
PPB Group Bhd	34,300	157,921
Sime Darby Bhd	246,700	141,672
Telekom Malaysia Bhd	152,900	205,641
Tenaga Nasional Bhd	87,800	227,440
Top Glove Corp. Bhd	153,500	233,541
Westports Holdings Bhd	167,000	178,521

Total Malaysia		2,501,697

Mexico - 0.8%
Gruma S.A.B. de C.V. Class B	22,270	264,808
Grupo Bimbo S.A.B. de C.V. Series A	164,376	356,710
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	99,704	170,080

Total Mexico		791,598

Philippines - 1.6%
Bank of the Philippine Islands	132,040	223,671
Globe Telecom, Inc.	7,085	299,490
International Container Terminal Services, Inc.	150,350	386,648
Megaworld Corp.	2,808,000	238,563
Puregold Price Club, Inc.	180,800	154,358
Universal Robina Corp.	76,130	241,753

Total Philippines		1,544,483

Poland - 0.2%
Polski Koncern Naftowy Orlen S.A.	15,446	239,276

Russia - 1.6%
Mobile TeleSystems PJSC ADR	27,894	249,651
Novatek PJSC GDR(c)	2,648	432,683
Polymetal International PLC	12,110	278,848
Rosneft Oil Co. PJSC GDR(c)	52,584	296,574
Surgutneftegas PJSC ADR	34,554	159,571
VTB Bank PJSC GDR (c)	223,597	213,423

Total Russia		1,630,750

Singapore - 0.2%
BOC Aviation Ltd.(a)	21,000	181,458

South Africa - 2.1%
Anglo American Platinum Ltd.	3,869	380,124
Exxaro Resources Ltd.	28,995	274,183
Gold Fields Ltd.	25,542	239,218
Kumba Iron Ore Ltd.	10,602	449,530
Sanlam Ltd.	61,450	245,779
SPAR Group Ltd. (The)	21,354	275,547
Vodacom Group Ltd.	23,518	199,159

Total South Africa		2,063,540

South Korea - 13.7%
BGF Retail Co., Ltd.	1,482	184,858
Cheil Worldwide, Inc.	14,740	279,521
CJ CheilJedang Corp.	468	164,142
CJ Corp.	2,288	193,984
CJ ENM Co., Ltd.	1,845	236,930
Daelim Industrial Co., Ltd.	3,986	304,555
Douzone Bizon Co., Ltd.	1,497	143,319
Fila Holdings Corp.	6,545	263,294
GS Engineering & Construction Corp.	13,224	460,156
GS Retail Co., Ltd.	4,316	136,874
Hana Financial Group, Inc.	11,942	379,268
Hyundai Glovis Co., Ltd.	1,230	208,340
Korea Aerospace Industries Ltd.	8,785	208,647
Korea Investment Holdings Co., Ltd.	3,324	241,734
Korea Zinc Co., Ltd.	495	182,954
KT&G Corp.*	3,020	231,025
Kumho Petrochemical Co., Ltd.	3,755	501,220
LG Corp.	3,004	241,968
LG Electronics, Inc.*	5,736	712,842
LG Household & Health Care Ltd.	328	489,147
LG Household & Health Care Ltd., Preference Shares	407	269,010
LG Innotek Co., Ltd.	1,298	218,066
Mirae Asset Daewoo Co., Ltd.	22,301	193,797
NAVER Corp.	1,983	533,948
NCSoft Corp.	699	599,069
Orion Corp.	1,482	169,169
Posco International Corp.	12,728	170,480
S-1 Corp.	2,729	213,537
Samsung C&T Corp.	2,307	293,074
Samsung Electronics Co., Ltd.	58,525	4,363,919
Samsung SDS Co., Ltd.	1,638	269,155
Samsung Securities Co., Ltd.	8,677	323,101
Yuhan Corp.	3,240	223,993

Total South Korea		13,605,096

Taiwan - 17.4%
Accton Technology Corp.	32,000	359,883
Advantech Co., Ltd.	30,895	384,841
Asia Cement Corp.	200,000	307,495
ASMedia Technology, Inc.	3,000	167,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2020

Investments	Shares	Value
Chailease Holding Co., Ltd.	78,264	$467,946
Chicony Electronics Co., Ltd.	79,000	242,359
E.Sun Financial Holding Co., Ltd.	453,131	412,040
Eclat Textile Co., Ltd.	16,000	240,586
Feng TAY Enterprise Co., Ltd.	57,377	407,385
Giant Manufacturing Co., Ltd.	21,000	205,531
Hiwin Technologies Corp.	31,677	433,476
Hon Hai Precision Industry Co., Ltd.	194,000	635,205
Largan Precision Co., Ltd.	2,000	227,418
Lite-On Technology Corp.	127,000	225,091
Micro-Star International Co., Ltd.	79,000	372,535
Nanya Technology Corp.	138,000	426,308
Nien Made Enterprise Co., Ltd.	33,000	382,874
Novatek Microelectronics Corp.	44,000	577,835
Powertech Technology, Inc.	84,000	283,707
President Chain Store Corp.	40,000	379,386
Quanta Computer, Inc.	90,000	259,129
Realtek Semiconductor Corp.	37,000	514,218
SinoPac Financial Holdings Co., Ltd.	486,000	198,046
Standard Foods Corp.	160,000	349,064
Synnex Technology International Corp.	224,000	374,689
Taiwan Cement Corp.	197,000	302,883
Taiwan Cooperative Financial Holding Co., Ltd.	276,000	199,893
Taiwan Semiconductor Manufacturing Co., Ltd.	284,291	5,362,454
United Microelectronics Corp.	232,000	389,309
Walsin Technology Corp.	68,000	557,833
Wistron Corp.	185,000	204,107
Wiwynn Corp.	6,000	150,331
Yageo Corp.	39,000	718,984
Yuanta Financial Holding Co., Ltd.	339,000	247,934
Zhen Ding Technology Holding Ltd.	69,000	279,949

Total Taiwan		17,248,352

Thailand - 2.0%
Charoen Pokphand Foods PCL NVDR	193,300	172,589
Energy Absolute PCL NVDR	132,300	217,483
Global Power Synergy PCL NVDR	91,800	225,976
Home Product Center PCL NVDR	340,300	155,611
Intouch Holdings PCL NVDR	94,700	177,800
Krungthai Card PCL NVDR	140,900	279,825
Muangthai Capital PCL NVDR*	107,000	210,714
Osotspa PCL NVDR	126,100	149,418
PTT Exploration & Production PCL NVDR	76,900	252,184
Thai Union Group PCL NVDR	316,700	143,762

Total Thailand		1,985,362

Turkey - 1.0%
Aselsan Elektronik Sanayi ve Ticaret AS	173,654	426,396
Ford Otomotiv Sanayi AS	22,711	385,010
Turkcell Iletisim Hizmetleri AS	76,188	165,035

Total Turkey		976,441

TOTAL COMMON STOCKS (Cost: $77,033,355)		99,269,317

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $317,076)	317,076	317,076

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $77,350,431)		99,586,393

Other Assets less Liabilities - (0.5)%		(517,849)
NET ASSETS - 100.0%		$99,068,544

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $893,466 and the total market value of the collateral held by the Fund was $950,197. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $633,121.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/5/2021	489,826	HKD	63,185	USD	$—	$(13)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
South Korea	$13,300,541	$304,555	$—	$13,605,096
Other	85,664,221	—	—	85,664,221
Investment of Cash Collateral for Securities Loaned	—	317,076	—	317,076

Total Investments in Securities	$98,964,762	$621,631	$—	$99,586,393

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(13)	—	(13)

Total - Net	$98,964,762	$621,618	$—	$99,586,380

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

Brazil - 5.1%
AES Tiete Energia S.A.	1,490,631	$4,743,778
Alupar Investimento S.A.	207,118	1,080,210
BR Properties S.A.	284,228	541,731
BrasilAgro - Co. Brasileira de Propriedades Agricolas	134,884	649,205
Cia de Locacao das Americas	542,267	3,059,922
Cia de Saneamento de Minas Gerais-COPASA	903,612	2,853,035
Cia de Saneamento do Parana	1,108,358	5,547,978
Cia Hering	333,731	1,103,185
Construtora Tenda S.A.	257,071	1,494,161
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,651,826	9,375,039
Direcional Engenharia S.A.	365,568	921,275
Duratex S.A.	662,804	2,442,353
EDP - Energias do Brasil S.A.	1,174,964	4,444,966
Ez Tec Empreendimentos e Participacoes S.A.	112,214	926,799
Fleury S.A.	576,902	3,001,019
Grendene S.A.	1,111,873	1,793,827
Guararapes Confeccoes S.A.	384,931	1,104,948
Iguatemi Empresa de Shopping Centers S.A.	150,280	1,074,834
JHSF Participacoes S.A.	700,234	1,052,872
Movida Participacoes S.A.	212,571	845,095
Multiplan Empreendimentos Imobiliarios S.A.	462,191	2,093,750
Odontoprev S.A.	994,244	2,785,078
Qualicorp Consultoria e Corretora de Seguros S.A.	154,497	1,040,450
Sao Martinho S.A.	274,837	1,447,680
SLC Agricola S.A.	309,826	1,637,350
Smiles Fidelidade S.A.	476,872	2,152,911
TOTVS S.A.	377,267	2,086,001
Transmissora Alianca de Energia Eletrica S.A.	3,483,029	22,349,805
Wiz Solucoes e Corretagem de Seguros S.A.	592,951	917,817
YDUQS Participacoes S.A.	608,707	3,857,886

Total Brazil		88,424,960

Chile - 1.2%
AES Gener S.A.	19,286,854	3,197,736
Empresa Nacional de Telecomunicaciones S.A.	624,314	3,874,174
Engie Energia Chile S.A.	2,333,507	2,857,355
Inversiones Aguas Metropolitanas S.A.	3,120,666	2,589,955
Parque Arauco S.A.	2,198,232	3,598,232
SMU S.A.	13,778,749	2,075,054
SONDA S.A.	1,436,090	882,190
Vina Concha y Toro S.A.	1,315,078	2,283,479

Total Chile		21,358,175

China - 18.4%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	538,400	964,045
Asia Cement China Holdings Corp.	4,301,000	3,921,674
Asiainfo Technologies Ltd.(a)(b)	1,092,800	1,570,032
Ausnutria Dairy Corp., Ltd.*(b)	1,926,000	3,234,073
BAIC Motor Corp., Ltd. Class H(a)(b)	11,413,000	4,224,393
Bank of Chongqing Co., Ltd. Class H	1,803,500	1,128,082
Beijing Jingneng Clean Energy Co., Ltd. Class H	10,204,000	3,342,618
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(b)	803,000	844,026
C&D International Investment Group Ltd.	2,769,000	4,285,355
C&D Property Management Group Co., Ltd.*	2,191,093	876,002
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
CECEP Solar Energy Co., Ltd. Class A	2,447,100	2,720,330
CECEP Wind-Power Corp. Class A	1,718,200	901,163
Central China Real Estate Ltd.	8,373,000	3,887,462
Chaowei Power Holdings Ltd.	2,002,000	818,476
China Communications Services Corp., Ltd. Class H	10,984,000	4,844,726
China Everbright Greentech Ltd.(a)(b)	3,721,000	1,641,226
China Hanking Holdings Ltd.	3,180,000	561,863
China Harmony Auto Holding Ltd.(b)	2,400,500	1,142,380
China Kepei Education Group Ltd.	1,600,000	1,114,285
China Lilang Ltd.	4,624,000	3,154,686
China Longyuan Power Group Corp., Ltd. Class H	8,088,000	8,104,846
China New Higher Education Group Ltd.(a)(b)	2,437,000	1,514,904
China Overseas Grand Oceans Group Ltd.	11,195,000	6,006,203
China Overseas Property Holdings Ltd.	1,870,000	974,329
China Power International Development Ltd.	51,692,000	11,066,595
China Reinsurance Group Corp. Class H	48,807,000	5,035,640
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	474,588	870,105
China Resources Medical Holdings Co., Ltd.(b)	1,820,500	1,563,679
China Risun Group Ltd. Class H(b)	3,993,000	1,421,317
China Sanjiang Fine Chemicals Co., Ltd.	14,694,000	4,586,042
China SCE Group Holdings Ltd.	13,555,000	5,594,124
China South City Holdings Ltd.	20,748,000	3,077,207
China Tian Lun Gas Holdings Ltd.(b)	1,774,000	1,709,058
China Xinhua Education Group Ltd.(a)	1,581,000	526,059
Chinasoft International Ltd.*(b)	854,000	952,701
Chongqing Department Store Co., Ltd. Class A	245,376	1,084,340
CIMC Enric Holdings Ltd.(b)	4,314,000	2,581,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
CIMC Vehicles Group Co., Ltd. Class H(a)(b)	2,182,000	$2,028,956
Cinda Real Estate Co., Ltd. Class A	1,241,600	768,904
CITIC Telecom International Holdings Ltd.	13,698,000	4,310,519
COFCO Joycome Foods Ltd.(b)	12,276,000	4,258,844
Colour Life Services Group Co., Ltd.*(b)	1,621,000	727,520
Consun Pharmaceutical Group Ltd.	6,395,000	2,515,492
COSCO Shipping Development Co., Ltd. Class H(b)	27,318,000	4,439,173
CPMC Holdings Ltd.(b)	3,699,000	1,707,851
CT Environmental Group Ltd.*†	6,050,000	198,966
DaFa Properties Group Ltd.	699,000	637,352
Dexin China Holdings Co., Ltd.*(b)	5,094,000	1,944,613
Dongyue Group Ltd.	8,866,811	7,032,750
Duiba Group Ltd.*(b)	1,332,800	429,722
Dynagreen Environmental Protection Group Co., Ltd. Class H	1,405,000	583,465
E-House China Enterprise Holdings Ltd.(b)	1,624,800	1,489,883
EEKA Fashion Holdings Ltd.	245,500	452,762
Fantasia Holdings Group Co., Ltd.*(b)	6,097,500	1,061,618
FAWER Automotive Parts Co., Ltd. Class A	563,000	631,888
FriendTimes, Inc.(b)	2,990,000	767,374
Fu Shou Yuan International Group Ltd.	1,480,000	1,389,555
Fufeng Group Ltd.*	7,843,000	2,933,343
Fujian Funeng Co., Ltd. Class A	651,700	790,235
Fujian Green Pine Co., Ltd. Class A	157,800	453,387
Gansu Qilianshan Cement Group Co., Ltd. Class A	1,216,400	2,525,874
Genertec Universal Medical Group Co., Ltd.(a)	6,290,000	4,696,905
Greatview Aseptic Packaging Co., Ltd.	6,542,000	3,822,006
Greenland Hong Kong Holdings Ltd.	9,481,000	2,849,002
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	2,592,000	2,893,300
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	588,900	705,081
Hangcha Group Co., Ltd. Class A	292,780	940,596
Harbin Boshi Automation Co., Ltd. Class A	475,000	880,302
Hebei Construction Group Corp. Ltd. Class H(b)	431,500	235,399
Hisense Home Appliances Group Co., Ltd. Class H	1,763,000	2,714,809
Homeland Interactive Technology Ltd.	866,000	587,471
Hope Education Group Co., Ltd.(a)	4,304,000	1,198,971
Huafa Industrial Co., Ltd. Zhuhai Class A	5,270,138	5,004,367
Jiangsu Lihua Animal Husbandry Stock Co., Ltd. Class A	105,300	499,466
Jiangxi Wannianqing Cement Co., Ltd. Class A	1,195,200	2,430,680
Jiayuan International Group Ltd.	7,444,000	2,947,320
Jizhong Energy Resources Co., Ltd. Class A	2,049,790	1,303,882
JNBY Design Ltd.	1,720,500	1,997,008
Liaoning Wellhope Agri-Tech JSC Ltd. Class A	264,900	478,779
Liuzhou Iron & Steel Co., Ltd. Class A	1,811,500	1,437,611
Long Yuan Construction Group Co., Ltd. Class A	432,900	346,198
Lonking Holdings Ltd.(b)	24,851,000	7,691,972
Luxi Chemical Group Co., Ltd. Class A	1,932,100	3,775,687
LVGEM China Real Estate Investment Co., Ltd.	3,652,000	1,097,411
ORG Technology Co., Ltd. Class A	888,500	671,151
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	1,995,400	1,809,340
Poly Property Services Co., Ltd.(b)	75,400	594,149
Powerlong Commercial Management Holdings Ltd.	207,500	663,670
Q Technology Group Co., Ltd.(b)	591,000	1,001,533
Qinhuangdao Port Co., Ltd. Class A	2,949,100	1,271,669
Redsun Properties Group Ltd.	7,518,000	2,617,874
S-Enjoy Service Group Co., Ltd.*	413,000	945,966
Sailun Group Co., Ltd. Class A	2,180,700	2,014,041
Sany Heavy Equipment International Holdings Co., Ltd.(b)	3,079,000	2,303,140
Shandong Chenming Paper Holdings Ltd. Class H	2,129,500	1,024,399
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A	1,056,430	1,801,155
Shanghai AJ Group Co., Ltd. Class A	2,042,430	2,348,554
Shanghai Industrial Holdings Ltd.	3,437,000	4,698,595
Shanghai Industrial Urban Development Group Ltd.	9,164,000	969,129
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	295,098	878,101
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	318,600	680,578
Shanghai Yaoji Technology Co., Ltd. Class A	132,200	496,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
Shenzhen Expressway Co., Ltd. Class A	947,392	$1,286,406
Shenzhen Expressway Co., Ltd. Class H(b)	6,610,000	6,223,102
Shenzhen Jinjia Group Co., Ltd. Class A	625,885	883,348
Shenzhen Tagen Group Co., Ltd. Class A	3,118,400	2,832,395
Shougang Fushan Resources Group Ltd.	16,166,412	3,794,614
Sichuan Languang Justbon Services Group Co., Ltd. Class H	166,400	755,403
Sinic Holdings Group Co., Ltd. Class H(b)	2,780,000	1,469,979
Sinofert Holdings Ltd.*	10,040,000	984,079
Sinoma International Engineering Co. Class A	2,439,150	2,566,034
Sinopec Kantons Holdings Ltd.(b)	7,916,000	2,756,463
Skyfame Realty Holdings Ltd.	12,972,000	1,656,246
SSY Group Ltd.	4,312,000	2,446,888
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	1,041,200	1,631,900
TCL Electronics Holdings Ltd.*	3,064,000	2,295,871
Tian Di Science & Technology Co., Ltd. Class A	3,179,400	1,497,378
Tiangong International Co., Ltd.	2,866,000	1,278,895
Tianjin Guangyu Development Co., Ltd. Class A	897,400	860,378
Tianli Education International Holdings Ltd.*(b)	766,000	806,123
Tianneng Power International Ltd.(b)	4,032,000	9,723,995
Titan Wind Energy Suzhou Co., Ltd. Class A	437,145	562,825
Tong Ren Tang Technologies Co., Ltd. Class H	2,709,888	1,695,023
Virscend Education Co., Ltd.(a)	7,232,000	2,163,859
Wasu Media Holding Co., Ltd. Class A	1,299,300	1,700,665
Wisdom Education International Holdings Co., Ltd.(b)	3,068,000	1,495,649
Wuhan Department Store Group Co., Ltd. Class A	302,500	538,874
Xiamen ITG Group Corp., Ltd. Class A	1,633,100	1,668,110
Xiamen Xiangyu Co., Ltd. Class A	2,269,500	2,089,114
Xinxing Ductile Iron Pipes Co., Ltd. Class A	5,636,800	3,171,874
Xinyu Iron & Steel Co., Ltd. Class A	2,810,600	1,972,637
Xtep International Holdings Ltd.(b)	7,403,300	3,695,038
Yang Quan Coal Industry Group Co., Ltd. Class A	2,309,866	1,981,459
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	622,500	831,729
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	894,800	1,018,989
Yuzhou Group Holdings Co., Ltd.	21,765,700	7,859,832
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	1,338,600	1,739,824
Zhejiang Medicine Co., Ltd. Class A	1,404,500	2,920,762
Zhejiang Meida Industrial Co., Ltd. Class A	437,500	1,065,686
Zhejiang Sanmei Chemical Industry Co., Ltd. Class A	249,537	728,792
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	1,021,600	1,707,405
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	829,800	1,127,968
Zhongshan Public Utilities Group Co., Ltd. Class A	1,295,602	1,644,316
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	855,500	909,138
Zhuzhou CRRC Times Electric Co., Ltd. Class H	1,266,000	5,518,652

Total China		318,806,696

Hong Kong - 1.3%
Canvest Environmental Protection Group Co., Ltd.	2,797,000	1,197,604
China High Speed Transmission Equipment Group Co., Ltd.	2,685,000	2,631,725
China Water Affairs Group Ltd.(b)	4,188,000	3,273,120
Comba Telecom Systems Holdings Ltd.(b)	1,496,000	436,036
Concord New Energy Group Ltd.	41,100,000	2,491,279
Digital China Holdings Ltd.(b)	1,964,000	1,610,947
Guotai Junan International Holdings Ltd.(b)	17,355,000	2,327,773
IVD Medical Holding Ltd.	1,657,000	455,182
Ju Teng International Holdings Ltd.	6,200,000	1,855,078
NetDragon Websoft Holdings Ltd.	778,500	1,744,982
Nissin Foods Co., Ltd.(b)	908,000	747,118
Perfect Shape Medical Ltd.	5,996,000	2,490,004
Prinx Chengshan Cayman Holding Ltd.	669,000	721,298
VPower Group International Holdings Ltd.(a)(b)	1,363,000	471,100

Total Hong Kong		22,453,246

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	1,491,852	1,912,500

India - 9.3%
AIA Engineering Ltd.	63,830	1,724,744
Ajanta Pharma Ltd.	40,083	895,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
Amara Raja Batteries Ltd.	233,652	$2,954,566
Avanti Feeds Ltd.	75,395	539,350
Balmer Lawrie & Co., Ltd.	679,653	1,191,550
Balrampur Chini Mills Ltd.*	282,065	663,977
Birlasoft Ltd.*	303,494	1,025,527
Blue Star Ltd.	129,808	1,423,193
Castrol India Ltd.	1,690,957	2,847,672
CCL Products India Ltd.	177,794	651,390
CESC Ltd.	286,357	2,407,488
Chambal Fertilizers and Chemicals Ltd.	1,110,001	3,459,852
Cochin Shipyard Ltd.(a)	235,324	1,199,849
Coforge Ltd.	40,368	1,494,529
CRISIL Ltd.	87,594	2,303,572
Cummins India Ltd.	526,988	4,143,853
Cyient Ltd.	401,892	2,821,921
DCM Shriram Ltd.	158,957	858,880
Deepak Nitrite Ltd.	80,526	1,037,991
Dr. Lal PathLabs Ltd.(a)	25,784	813,475
Emami Ltd.	313,009	1,815,274
Engineers India Ltd.	3,055,381	3,276,273
EPL Ltd.	317,391	1,094,422
Eris Lifesciences Ltd.(a)	108,069	857,763
Exide Industries Ltd.	1,473,181	3,855,967
Finolex Cables Ltd.	217,163	1,024,330
Finolex Industries Ltd.	150,849	1,333,780
Firstsource Solutions Ltd.	1,369,862	1,902,912
Glenmark Pharmaceuticals Ltd.	99,262	670,418
Godfrey Phillips India Ltd.	66,200	880,779
Godrej Agrovet Ltd.(a)	52,050	381,181
Great Eastern Shipping Co., Ltd. (The)	473,208	1,704,565
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	327,305	1,003,405
Gujarat State Fertilizers & Chemicals Ltd.	691,920	683,705
Gujarat State Petronet Ltd.	648,394	1,966,457
HeidelbergCement India Ltd.	589,304	1,828,784
Housing & Urban Development Corp. Ltd.	1,478,849	803,508
ICICI Securities Ltd.(a)	306,978	1,943,938
Indiabulls Housing Finance Ltd.	3,164,022	9,539,591
Indian Energy Exchange Ltd.(a)	404,883	1,262,844
Indian Hotels Co., Ltd. (The)	542,066	890,986
IRB Infrastructure Developers Ltd.	818,875	1,328,602
IRCON International Ltd.(a)	458,705	549,310
JB Chemicals & Pharmaceuticals Ltd.	70,499	981,346
Jindal Saw Ltd.	604,652	627,678
JK Paper Ltd.	583,778	849,691
JSW Energy Ltd.	954,674	885,851
Jubilant Life Sciences Ltd.	127,232	1,471,219
Jyothy Labs Ltd.	444,482	890,272
Kajaria Ceramics Ltd.	77,958	750,693
Kalpataru Power Transmission Ltd.	161,232	707,662
KEC International Ltd.	168,884	841,213
L&T Finance Holdings Ltd.	1,254,718	1,609,020
L&T Technology Services Ltd.(a)	42,228	1,352,128
LIC Housing Finance Ltd.	1,023,772	5,061,589
Mahanagar Gas Ltd.	185,536	2,694,643
Manappuram Finance Ltd.	651,819	1,476,389
Metropolis Healthcare Ltd.*	21,862	586,826
MOIL Ltd.	521,288	1,020,567
Multi Commodity Exchange of India Ltd.	83,266	1,972,265
Natco Pharma Ltd.	89,355	1,176,379
Navin Fluorine International Ltd.	35,211	1,258,811
NIIT Ltd.	855,979	2,369,340
NLC India Ltd.	2,052,726	1,546,550
NOCIL Ltd.	291,007	571,719
Oil India Ltd.	4,146,753	6,095,203
Persistent Systems Ltd.	56,238	1,167,708
Phillips Carbon Black Ltd.	304,096	724,578
Polyplex Corp. Ltd.	195,808	1,905,220
Prestige Estates Projects Ltd.	191,964	699,102
Rallis India Ltd.	194,759	749,662
Redington India Ltd.	1,192,970	2,158,424
Shriram Transport Finance Co., Ltd.	158,470	2,269,666
SJVN Ltd.	7,338,577	2,495,824
Sobha Ltd.	143,069	811,901
Sonata Software Ltd.	656,845	3,546,833
Sterling & Wilson Solar Ltd.	203,124	722,092
Sterlite Technologies Ltd.	543,142	1,354,742
Sudarshan Chemical Industries	105,240	690,486
Sundaram Finance Ltd.	92,672	2,288,342
Sundram Fasteners Ltd.	161,935	1,152,887
Supreme Industries Ltd.	83,703	1,867,144
Tata Chemicals Ltd.	699,840	4,572,534
Tata Elxsi Ltd.	71,281	1,790,427
Thermax Ltd.	67,762	842,023
Timken India Ltd.	202,669	3,688,081
Torrent Power Ltd.	1,202,284	5,222,636
Trident Ltd.	6,064,467	821,682
Varun Beverages Ltd.	55,623	697,348
VIP Industries Ltd.	131,759	657,285
Welspun Corp., Ltd.	2,253,681	4,105,313
Welspun India Ltd.	654,843	608,531
Yes Bank Ltd.* (c)	5,997,912	1,465,258

Total India		160,930,889

Indonesia - 1.6%
Ace Hardware Indonesia Tbk PT	11,611,500	1,417,347
AKR Corporindo Tbk PT	7,746,445	1,753,288
Bank BTPN Syariah Tbk PT	3,801,000	1,014,502
Bank Danamon Indonesia Tbk PT	6,429,000	1,436,801
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	25,850,600	2,851,846
Bank Pembangunan Daerah Jawa Timur Tbk PT	42,794,900	2,071,212
Ciputra Development Tbk PT	13,077,000	916,786
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	36,758,400	2,106,086
Japfa Comfeed Indonesia Tbk PT	13,145,300	1,370,666
Perusahaan Gas Negara Tbk PT	50,975,400	6,004,576
Surya Citra Media Tbk PT*	14,340,000	2,337,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
Tower Bersama Infrastructure Tbk PT	21,870,015	$2,537,233
XL Axiata Tbk PT	4,934,300	958,764

Total Indonesia		26,776,374

Malaysia - 4.2%
Aeon Co. M Bhd	5,489,200	1,460,148
AEON Credit Service M Bhd	526,200	1,569,770
Alliance Bank Malaysia Bhd*	4,081,947	2,953,006
Astro Malaysia Holdings Bhd	8,646,400	1,945,306
British American Tobacco Malaysia Bhd	1,171,000	4,098,864
Bursa Malaysia Bhd	3,316,850	6,843,966
Carlsberg Brewery Malaysia Bhd	746,400	4,312,327
Datasonic Group Bhd	4,808,100	627,533
DRB-Hicom Bhd	1,606,500	830,707
Duopharma Biotech Bhd	1,176,600	988,666
Frontken Corp. Bhd	867,400	765,511
Gamuda Bhd	5,150,286	4,980,637
Genting Plantations Bhd	857,900	2,100,762
Globetronics Technology Bhd	3,110,733	2,088,000
Guan Chong Bhd	924,100	613,386
Heineken Malaysia Bhd	573,000	3,279,170
IJM Corp. Bhd	7,379,400	3,173,738
Inari Amertron Bhd	5,113,875	3,508,837
KPJ Healthcare Bhd	6,017,800	1,496,035
Lotte Chemical Titan Holding Bhd(a)	2,045,300	1,408,448
Magni-Tech Industries Bhd	1,448,300	838,916
Mah Sing Group Bhd	8,838,300	1,911,578
Malaysia Building Society Bhd	18,589,100	3,119,364
Mega First Corp. Bhd	579,400	993,874
MMC Corp. Bhd	3,535,200	790,971
My EG Services Bhd	4,435,700	2,117,227
Scientex Bhd	960,700	3,028,384
Serba Dinamik Holdings Bhd	6,030,100	2,638,403
SKP Resources Bhd	1,396,200	746,260
Syarikat Takaful Malaysia Keluarga Bhd	797,800	959,938
TIME dotCom Bhd	1,278,100	4,213,202
VS Industry Bhd	1,796,625	1,156,808
Yinson Holdings Bhd	801,800	1,146,140

Total Malaysia		72,705,882

Mexico - 2.2%
Alpek S.A.B. de C.V.(b)	4,137,560	3,617,289
Bolsa Mexicana de Valores S.A.B. de C.V.	3,230,720	7,646,521
Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,467,479	6,750,321
Grupo Herdez S.A.B. de C.V.	752,169	1,971,256
Grupo Lala S.A.B. de C.V.(b)	2,143,143	1,672,524
Industrias Bachoco S.A.B. de C.V. Series B(b)	402,083	1,510,422
La Comer S.A.B. de C.V.	925,511	2,107,836
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	3,436,627	4,856,863
Megacable Holdings S.A.B. de C.V. Series CPO	962,362	3,510,299
Qualitas Controladora S.A.B. de C.V.(b)	624,046	3,355,514

Total Mexico		36,998,845

Philippines - 0.9%
Bloomberry Resorts Corp.	12,850,500	2,170,136
Century Pacific Food, Inc.	3,424,100	1,247,759
First Gen Corp.	1,070,600	627,555
Manila Water Co., Inc.*	3,349,245	1,114,474
Nickel Asia Corp.	13,105,800	1,528,262
Robinsons Land Corp.	8,609,526	3,800,680
Robinsons Retail Holdings, Inc.	1,026,450	1,389,304
Security Bank Corp.	1,238,560	3,455,955
Wilcon Depot, Inc.	2,341,400	823,964

Total Philippines		16,158,089

Poland - 0.5%
Asseco Poland S.A.	206,109	3,767,048
LiveChat Software S.A.	58,002	1,634,517
TEN Square Games S.A.	3,718	549,817
Warsaw Stock Exchange	172,496	2,115,692

Total Poland		8,067,074

Singapore - 0.3%
IGG, Inc.(b)	4,524,000	4,737,631

South Africa - 4.8%
AECI Ltd.	571,628	3,385,696
African Rainbow Minerals Ltd.	1,152,117	20,542,998
Allied Electronics Corp. Ltd. Class A	861,203	639,654
AVI Ltd.	3,249,468	16,197,842
Cashbuild Ltd.	93,662	1,511,217
Coronation Fund Managers Ltd.	2,360,702	6,938,065
DRDGOLD Ltd.	2,945,791	3,603,837
Equites Property Fund Ltd.(b)	4,898,195	5,792,300
Italtile Ltd.	1,932,975	1,947,615
JSE Ltd.	539,332	4,130,702
Oceana Group Ltd.	636,968	2,786,159
PSG Group Ltd.(b)	1,154,975	4,708,359
SPAR Group Ltd. (The)	877,402	11,321,779

Total South Africa		83,506,223

South Korea - 14.4%
Aekyung Industrial Co., Ltd.	28,129	634,411
AfreecaTV Co., Ltd.	9,323	519,232
Ahnlab, Inc.(b)	47,383	3,323,745
BGF Retail Co., Ltd.	24,601	3,068,614
Binggrae Co., Ltd.	18,683	982,049
BNK Financial Group, Inc.	2,361,786	12,349,208
Bukwang Pharmaceutical Co., Ltd.	41,152	1,064,504
Cheil Worldwide, Inc.	292,965	5,555,628
Chong Kun Dang Pharmaceutical Corp.	6,142	1,280,643
CJ Corp.	39,427	3,342,748
Com2uS Corp.	11,631	1,705,623
Cosmax, Inc.	7,079	648,403
Daesang Corp.	92,039	2,207,140
Daesang Holdings Co., Ltd.	69,448	652,094
Daishin Securities Co., Ltd.	312,449	3,739,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
DB HiTek Co., Ltd.	68,113	$3,197,793
DGB Financial Group, Inc.	1,379,850	8,624,856
Dohwa Engineering Co., Ltd.	69,770	523,452
Dong-A Socio Holdings Co., Ltd.	6,797	766,485
Dong-A ST Co., Ltd.	12,228	997,331
DongKook Pharmaceutical Co., Ltd.	21,012	565,775
Dongsuh Cos., Inc.	232,352	7,261,668
Dongsung Finetec Co., Ltd.	74,087	801,364
Dongwon Development Co., Ltd.	325,784	1,517,506
DoubleUGames Co., Ltd.	9,312	516,048
Douzone Bizon Co., Ltd.	9,537	913,052
e-Credible Co., Ltd.	12,554	271,582
E1 Corp.	39,642	1,629,398
EBEST Investment & Securities Co., Ltd.(b)	187,350	1,171,045
Echo Marketing, Inc.	42,805	1,182,132
Ecopro Co., Ltd.(b)	16,432	751,791
Eugene Investment & Securities Co., Ltd.(b)	178,683	649,726
F&F Co., Ltd.	10,821	840,737
Fila Holdings Corp.	33,164	1,334,131
GOLFZON Co., Ltd.	11,220	715,775
Green Cross Corp.	3,043	1,137,308
Green Cross Holdings Corp.	63,772	2,436,286
GS Engineering & Construction Corp.	339,137	11,800,956
HAESUNG DS Co., Ltd.	43,389	974,585
Halla Holdings Corp.	62,435	2,149,562
Handsome Co., Ltd.	28,646	797,700
Hanjin Transportation Co., Ltd.	10,994	483,764
Hankook Technology Group Co., Ltd.	67,407	909,061
Hansol Chemical Co., Ltd.	17,549	3,174,426
Hansol Paper Co., Ltd.	139,400	1,777,308
Hanssem Co., Ltd.	20,791	2,000,055
Hanwha Corp.	159,239	4,148,452
Hanwha Systems Co., Ltd.	108,765	1,732,150
HDC Holdings Co., Ltd.	86,766	882,596
HDC Hyundai Development Co-Engineering & Construction	76,223	1,831,373
Hitejinro Holdings Co., Ltd.	35,029	485,305
Huchems Fine Chemical Corp.(b)	94,507	2,231,524
Huons Co., Ltd.	12,657	720,061
Hyosung Chemical Corp.	8,436	1,215,349
Hyosung Corp.	74,633	5,248,975
Hyundai Department Store Co., Ltd.	33,507	2,202,338
Hyundai Elevator Co., Ltd.	53,420	1,952,291
Hyundai Greenfood Co., Ltd.	188,486	1,519,964
Hyundai Marine & Fire Insurance Co., Ltd.	271,123	5,678,034
Hyundai Motor Securities Co., Ltd.(b)	147,240	1,707,838
Hyundai Wia Corp.(b)	34,021	1,675,526
iMarketKorea, Inc.(b)	162,656	1,308,675
Innocean Worldwide, Inc.	28,698	1,574,520
IS Dongseo Co., Ltd.	31,403	1,543,699
JB Financial Group Co., Ltd.	979,983	5,088,009
JW Life Science Corp.	35,212	672,603
KCC Glass Corp.*	6,274	212,541
KEPCO Plant Service & Engineering Co., Ltd.(b)	182,256	4,982,973
Kginicis Co., Ltd.	33,409	619,710
KIWOOM Securities Co., Ltd.	28,061	3,267,713
Koentec Co., Ltd.(b)	160,434	1,392,702
Kolon Industries, Inc.	53,185	2,009,799
Korea Aerospace Industries Ltd.	152,216	3,615,183
Korea Asset In Trust Co., Ltd.	401,863	1,457,553
Korea Electric Terminal Co., Ltd.	13,730	786,160
Korea Petrochemical Ind Co., Ltd.	8,428	1,784,443
Korea Real Estate Investment & Trust Co., Ltd.	1,696,086	3,153,911
Korean Reinsurance Co.(b)	593,178	4,308,363
KT Skylife Co., Ltd.	109,568	888,607
Kumho Industrial Co., Ltd.	176,948	1,479,046
Kyungdong Pharm Co., Ltd.	104,487	1,077,285
LEENO Industrial, Inc.	16,861	2,095,402
LG International Corp.	72,729	1,653,693
LIG Nex1 Co., Ltd.	29,882	838,996
LOTTE Fine Chemical Co., Ltd.	62,605	3,181,254
LOTTE Himart Co., Ltd.	35,489	1,017,658
LS Electric Co., Ltd.	35,360	2,053,959
Maeil Dairies Co., Ltd.	9,620	619,017
Mcnex Co., Ltd.	22,836	849,281
MegaStudyEdu Co., Ltd.(b)	32,411	1,163,610
Meritz Financial Group, Inc.	256,390	2,315,370
Meritz Fire & Marine Insurance Co., Ltd.	394,851	5,306,844
Meritz Securities Co., Ltd.(b)	2,016,954	6,804,876
Mirae Asset Life Insurance Co., Ltd.(b)	352,349	1,248,774
NICE Holdings Co., Ltd.	48,661	871,266
NICE Information Service Co., Ltd.	48,622	1,110,030
NongShim Co., Ltd.	9,103	2,513,946
Orion Holdings Corp.	160,670	1,952,356
Partron Co., Ltd.(b)	183,746	1,894,463
PI Advanced Materials Co., Ltd.	18,827	641,258
Poongsan Corp.	41,421	1,065,743
Posco International Corp.	269,151	3,605,033
S&T Motiv Co., Ltd.(b)	38,879	1,768,041
Samjin Pharmaceutical Co., Ltd.	45,217	1,134,275
Samyang Holdings Corp.	26,839	1,840,657
Samyang Packaging Corp.	40,002	782,512
SaraminHR Co., Ltd.	26,157	650,133
Seah Besteel Corp.	65,490	639,044
Seohee Construction Co., Ltd.(b)	798,733	1,124,976
Seoul Semiconductor Co., Ltd.(b)	42,226	798,807
SFA Engineering Corp.(b)	57,953	2,059,271
Silicon Works Co., Ltd.	34,341	1,839,866
SK D&D Co., Ltd.	18,544	736,605
SK Discovery Co., Ltd.	21,561	1,304,021
SK Materials Co., Ltd.	8,637	2,844,811
SKC Co., Ltd.	29,228	2,529,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
Taeyoung Engineering & Construction Co., Ltd.	87,187	$947,074
Tailim Packaging Co., Ltd.*	179,653	965,823
Tongyang Life Insurance Co., Ltd.	381,021	1,234,644
Unid Co., Ltd.	32,119	1,428,102
WiSoL Co., Ltd.*	49,623	767,437
Youlchon Chemical Co., Ltd.(b)	50,774	960,513
Youngone Corp.(b)	35,701	1,041,813
Zinus, Inc.	15,640	1,482,942

Total South Korea		249,084,481

Taiwan - 25.6%
AcBel Polytech, Inc.(b)	1,576,303	1,624,100
Acer, Inc.(b)	4,991,000	4,200,909
Arcadyan Technology Corp.	498,681	1,664,755
Asia Optical Co., Inc.(b)	439,000	1,154,605
Asia Vital Components Co., Ltd.(b)	465,000	1,093,903
ASROCK, Inc.(b)	102,000	566,304
Capital Securities Corp.	10,323,340	4,978,335
Cathay Real Estate Development Co., Ltd.	1,817,000	1,286,864
Chang Wah Electromaterials, Inc.(b)	1,607,000	1,752,956
Charoen Pokphand Enterprise	1,057,000	2,723,568
Chenbro Micom Co., Ltd.(b)	299,000	872,589
Cheng Loong Corp.	3,279,000	3,967,756
Cheng Uei Precision Industry Co., Ltd.	1,927,000	3,230,184
Chicony Electronics Co., Ltd.	4,115,652	12,626,137
Chicony Power Technology Co., Ltd.	692,625	1,740,313
Chilisin Electronics Corp.(b)	439,000	1,749,875
Chin-Poon Industrial Co., Ltd.(b)	903,000	1,018,759
China Chemical & Pharmaceutical Co., Ltd.	949,000	797,082
China Metal Products	561,000	634,914
China Steel Chemical Corp.(b)	527,726	2,037,806
ChipMOS Technologies, Inc.	1,852,000	2,264,083
Chong Hong Construction Co., Ltd.(b)	1,624,000	4,623,817
Chroma ATE, Inc.(b)	469,132	2,804,975
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	742,000	1,415,446
Cleanaway Co., Ltd.	485,161	2,831,746
Compeq Manufacturing Co., Ltd.(b)	2,604,000	4,031,390
CTCI Corp.	1,155,190	1,570,512
Cub Elecparts, Inc.(b)	169,092	1,215,623
DA CIN Construction Co., Ltd.	1,626,000	1,559,567
Da-Li Development Co., Ltd.	1,123,988	1,200,073
Darfon Electronics Corp.(b)	879,000	1,356,134
Daxin Materials Corp.(b)	299,000	910,898
De Licacy Industrial Co., Ltd.	1,573,000	1,041,277
Eastern Media International Corp.	1,834,000	1,138,989
Elan Microelectronics Corp.(b)	1,144,409	5,437,348
Elite Advanced Laser Corp.	73,000	181,084
Elite Material Co., Ltd.(b)	1,019,163	5,694,661
Elite Semiconductor Microelectronics Technology, Inc.(b)	532,000	1,225,012
Ennoconn Corp.(b)	82,046	732,919
Eternal Materials Co., Ltd.	3,336,494	4,340,126
Eva Airways Corp.(b)	3,673,664	1,719,293
Everlight Electronics Co., Ltd.(b)	999,165	1,500,632
Excelsior Medical Co., Ltd.	574,000	1,146,039
Far Eastern Department Stores Ltd.	2,603,841	2,224,079
Far Eastern International Bank(b)	9,200,595	3,552,796
Faraday Technology Corp.(b)	399,000	722,795
Farglory F T Z Investment Holding Co., Ltd.(b)	508,000	537,867
Farglory Land Development Co., Ltd.(b)	2,129,640	4,267,163
Feng Hsin Steel Co., Ltd.	1,295,950	3,279,310
FLEXium Interconnect, Inc.(b)	333,028	1,434,137
Formosa International Hotels Corp.	260,000	1,249,199
Formosa Sumco Technology Corp.(b)	158,000	759,129
Formosan Union Chemical	1,719,000	954,388
Fortune Electric Co., Ltd.(b)	372,000	657,997
Foxsemicon Integrated Technology, Inc.(b)	156,197	1,167,392
Fusheng Precision Co., Ltd.(b)	464,000	2,865,115
Genius Electronic Optical Co., Ltd.(b)	126,280	2,548,251
Getac Technology Corp.	1,851,292	3,221,873
Gigabyte Technology Co., Ltd.	1,173,000	3,247,897
Global Brands Manufacture Ltd.(b)	706,000	634,440
Global Mixed Mode Technology, Inc.(b)	311,000	1,765,410
Global Unichip Corp.(b)	92,000	1,109,972
Goldsun Building Materials Co., Ltd.*	1,083,000	963,592
Grape King Bio Ltd.(b)	419,988	2,653,138
Great Wall Enterprise Co., Ltd.(b)	3,239,006	5,855,986
Greatek Electronics, Inc.	1,406,000	2,802,192
HannsTouch Solution, Inc.(b)	1,505,000	605,257
Holtek Semiconductor, Inc.	976,773	2,523,800
Holy Stone Enterprise Co., Ltd.(b)	404,000	1,675,066
Hong Pu Real Estate Development Co., Ltd.(b)	1,355,000	1,109,154
Hota Industrial Manufacturing Co., Ltd.(b)	309,427	1,150,798
Hotai Finance Co., Ltd.(b)	421,000	1,207,652
Huaku Development Co., Ltd.(b)	1,834,296	5,731,767
Huang Hsiang Construction Corp.	557,000	759,239
IBF Financial Holdings Co., Ltd.(b)	12,030,684	5,501,968
Iron Force Industrial Co., Ltd.(b)	258,000	741,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
ITE Technology, Inc.(b)	592,000	$1,434,807
ITEQ Corp.	494,000	2,426,223
Jentech Precision Industrial Co., Ltd.(b)	84,000	739,910
Kenda Rubber Industrial Co., Ltd.	883,000	1,098,329
Kindom Development Co., Ltd.(b)	1,242,000	1,487,412
King Slide Works Co., Ltd.(b)	114,004	1,205,039
King Yuan Electronics Co., Ltd.(b)	5,299,000	6,553,500
King’s Town Bank Co., Ltd.	3,173,000	4,381,536
Kinik Co.(b)	353,495	835,364
Kinpo Electronics(b)	2,410,000	1,042,120
Kinsus Interconnect Technology Corp.(b)	261,000	751,473
Kung Long Batteries Industrial Co., Ltd.(b)	463,000	2,323,404
Kuoyang Construction Co., Ltd.†	2,592,000	2,324,664
L&K Engineering Co., Ltd.	770,000	816,642
Lien Hwa Industrial Holdings Corp.(b)	2,051,138	3,109,776
Longchen Paper & Packaging Co., Ltd.	247,026	204,404
Lotes Co., Ltd.(b)	150,977	2,549,597
Machvision, Inc.(b)	77,000	807,050
Macronix International(b)	4,168,000	6,274,696
Makalot Industrial Co., Ltd.(b)	470,800	3,208,705
Marketech International Corp.(b)	128,000	530,714
Mercuries & Associates Holding Ltd.	1,846,000	1,359,962
Merida Industry Co., Ltd.	344,043	2,889,677
Merry Electronics Co., Ltd.(b)	569,030	2,966,862
Mirle Automation Corp.(b)	699,560	1,095,474
Namchow Holdings Co., Ltd.	93,000	155,563
Nan Kang Rubber Tire Co., Ltd.(b)	756,000	1,128,700
Nan Liu Enterprise Co., Ltd.(b)	61,000	403,801
Nan Pao Resins Chemical Co., Ltd.	255,000	1,415,759
Nantex Industry Co., Ltd.(b)	937,615	2,038,874
Nichidenbo Corp.(b)	1,285,000	2,295,786
Nuvoton Technology Corp.(b)	123,872	209,187
Pan Jit International, Inc.(b)	903,000	1,738,640
Pan-International Industrial Corp.(b)	1,920,000	1,752,723
Phoenix Silicon International Corp.(b)	355,000	741,636
Polytronics Technology Corp.(b)	273,000	927,877
Power Wind Health Industry, Inc.	98,000	551,071
Powertech Technology, Inc.(b)	3,312,000	11,186,163
President Securities Corp.	4,041,000	2,646,252
Primax Electronics Ltd.(b)	2,111,000	3,662,583
Prince Housing & Development Corp.	4,090,000	1,673,963
Promate Electronic Co., Ltd.	1,341,000	1,689,494
Qisda Corp.	4,054,000	4,176,927
Quang Viet Enterprise Co., Ltd.(b)	227,000	872,518
Radium Life Tech Co., Ltd.(b)	1,436,000	615,837
Rexon Industrial Corp., Ltd.(b)	428,000	1,108,919
Ruentex Development Co., Ltd.(b)	1,039,000	1,512,389
Ruentex Industries Ltd.(b)	1,715,200	4,254,731
Sampo Corp.(b)	1,492,000	1,383,251
Sanyang Motor Co., Ltd.(b)	2,795,000	3,551,196
SCI Pharmtech, Inc.(b)	252,000	753,363
SDI Corp.	320,000	1,118,371
Sercomm Corp.(b)	888,488	2,466,441
Shin Foong Specialty & Applied Materials Co., Ltd.(b)	125,000	660,634
Shin Zu Shing Co., Ltd.(b)	195,000	919,549
Shiny Chemical Industrial Co., Ltd.	185,000	714,375
Sigurd Microelectronics Corp.(b)	231,000	372,010
Sinbon Electronics Co., Ltd.(b)	506,120	3,890,737
Sincere Navigation Corp.(b)	1,464,000	1,182,746
Sinon Corp.	2,518,000	1,926,721
Sitronix Technology Corp.(b)	341,000	1,972,115
Sonix Technology Co., Ltd.(b)	434,000	1,014,798
Standard Chemical & Pharmaceutical Co., Ltd.	432,000	579,628
Standard Foods Corp.	2,037,896	4,445,976
Stark Technology, Inc.	718,000	1,699,302
Sunny Friend Environmental Technology Co., Ltd.	235,000	1,948,715
Sunonwealth Electric Machine Industry Co., Ltd.(b)	579,000	1,108,627
Supreme Electronics Co., Ltd.	2,045,000	2,496,388
Swancor Holding Co., Ltd.(b)	158,000	857,534
Syncmold Enterprise Corp.(b)	641,915	1,982,996
Synnex Technology International Corp.	7,578,600	12,676,852
Sysage Technology Co., Ltd.	621,000	969,138
Systex Corp.	1,105,000	3,448,947
Ta Ya Electric Wire & Cable(b)	869,120	621,728
TA-I Technology Co., Ltd.	227,000	694,783
Taichung Commercial Bank Co., Ltd.	5,104,711	1,971,176
Taiflex Scientific Co., Ltd.(b)	310,000	602,392
Taisun Enterprise Co., Ltd.(b)	1,357,000	1,332,949
Taiwan Business Bank(b)	7,227,852	2,502,918
Taiwan Cogeneration Corp.(b)	1,782,970	2,455,724
Taiwan Fertilizer Co., Ltd.(b)	2,937,000	5,665,364
Taiwan Hon Chuan Enterprise Co., Ltd.	1,474,692	3,164,778
Taiwan Mask Corp.(b)	513,300	737,122
Taiwan Navigation Co., Ltd.(b)	1,402,000	1,052,822
Taiwan Paiho Ltd.	660,000	1,738,202
Taiwan PCB Techvest Co., Ltd.	1,409,302	2,226,956
Taiwan Sakura Corp.(b)	934,000	1,721,873
Taiwan Secom Co., Ltd.	985,000	3,109,456
Taiwan Styrene Monomer(b)	2,321,000	1,557,081
Taiwan Surface Mounting Technology Corp.(b)	417,000	1,914,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
Teco Electric and Machinery Co., Ltd.(b)	4,047,683	$3,983,146
Test Research, Inc.	986,115	2,028,523
Thinking Electronic Industrial Co., Ltd.(b)	319,000	1,816,499
Tong Hsing Electronic Industries Ltd.*	155,552	979,881
Tong Yang Industry Co., Ltd.(b)	1,395,685	1,937,210
Topco Scientific Co., Ltd.(b)	841,521	3,578,965
Topkey Corp.	268,000	1,487,935
Transcend Information, Inc.(b)	761,479	1,761,554
Tripod Technology Corp.(b)	2,590,928	10,926,933
TSRC Corp.	459,000	380,621
Tung Ho Steel Enterprise Corp.(b)	3,009,153	3,908,965
TXC Corp.(b)	559,549	1,491,573
TYC Brother Industrial Co., Ltd.	666,000	559,385
U-Ming Marine Transport Corp.(b)	2,581,420	3,390,078
Unitech Printed Circuit Board Corp.(b)	1,365,000	1,078,475
United Integrated Services Co., Ltd.	904,000	6,949,391
Universal Cement Corp.	2,255,000	1,861,912
USI Corp.	2,394,000	1,925,561
Visual Photonics Epitaxy Co., Ltd.(b)	337,750	1,346,288
Wah Lee Industrial Corp.	973,000	2,631,789
Walsin Lihwa Corp.	3,931,000	2,700,132
Wan Hai Lines Ltd.(b)	3,339,000	6,286,323
Wei Chuan Foods Corp.	1,580,000	1,253,968
Weikeng Industrial Co., Ltd.	1,425,431	974,029
Winbond Electronics Corp.	1,308,000	1,352,317
Wistron NeWeb Corp.(b)	622,722	1,722,026
WPG Holdings Ltd.	5,117,058	7,812,719
WT Microelectronics Co., Ltd.	989,678	1,419,461
YC INOX Co., Ltd.(b)	1,363,793	1,385,732
YFY, Inc.(b)	4,659,000	4,883,179
Yulon Finance Corp.	436,500	1,561,259
ZongTai Real Estate Development Co., Ltd.(b)	1,187,000	1,664,453

Total Taiwan		442,571,322

Thailand - 7.9%
AP Thailand PCL NVDR	7,229,600	1,749,486
Bangkok Chain Hospital PCL NVDR	2,353,500	1,068,345
Bangkok Commercial Asset Management PCL NVDR(b)	9,202,100	6,726,502
Bangkok Land PCL NVDR	42,339,814	1,653,457
Banpu Power PCL NVDR(b)	3,524,100	1,776,165
BCPG PCL NVDR(b)	3,273,612	1,551,578
Chularat Hospital PCL NVDR	19,937,700	1,637,074
Com7 PCL NVDR	1,206,300	1,570,284
Dynasty Ceramic PCL NVDR	25,122,000	1,861,510
Eastern Polymer Group PCL NVDR	4,775,000	1,131,592
Eastern Water Resources Development and Management PCL NVDR	2,463,800	764,798
GFPT PCL NVDR	1,549,000	734,172
Gunkul Engineering PCL NVDR(b)	29,339,400	2,467,800
Hana Microelectronics PCL NVDR(b)	1,769,000	2,347,054
Ichitan Group PCL NVDR	2,900,400	895,484
Jay Mart PCL NVDR(b)	3,222,800	2,151,402
JMT Network Services PCL NVDR	1,088,100	1,307,463
KCE Electronics PCL NVDR	1,493,400	2,068,628
MBK PCL NVDR	5,661,400	2,380,963
MC Group PCL NVDR	3,119,700	1,025,669
MCS Steel PCL NVDR	2,629,900	1,141,145
Mega Lifesciences PCL NVDR	937,600	1,118,798
MK Restaurants Group PCL NVDR	1,443,200	2,372,417
Noble Development PCL NVDR	4,473,600	3,703,114
Origin Property PCL NVDR	4,879,300	1,229,597
Polyplex Thailand PCL NVDR(b)	2,155,500	1,625,978
Prima Marine PCL NVDR	3,851,700	1,028,491
Pruksa Holding PCL NVDR(b)	3,914,500	1,633,219
PTG Energy PCL NVDR(b)	1,826,600	969,391
Quality Houses PCL NVDR	40,014,800	3,098,609
Sabina PCL NVDR	1,172,200	798,160
SC Asset Corp. PCL NVDR	18,581,600	1,724,194
Siam City Cement PCL NVDR	360,754	1,631,581
Siamgas & Petrochemicals PCL NVDR	3,887,900	1,297,697
Sino-Thai Engineering & Construction PCL NVDR(b)	2,425,400	1,028,124
SPCG PCL NVDR	5,379,400	3,609,010
Sri Trang Agro-Industry PCL NVDR(b)	1,463,700	1,294,661
Srisawad Corp. PCL NVDR	2,232,700	4,899,867
Srisawad Finance PCL NVDR*	945,600	931,081
Supalai PCL NVDR(b)	5,968,000	4,083,578
Super Energy Corp. PCL NVDR*(b)	20,485,200	656,402
Synnex Thailand PCL NVDR	1,214,100	607,861
Taokaenoi Food & Marketing PCL NVDR(b)	1,636,880	568,209
Thai Union Group PCL NVDR	8,664,300	3,933,060
Thai Vegetable Oil PCL NVDR(b)	3,377,000	3,804,197
Thaifoods Group PCL NVDR	7,544,200	1,223,792
Thanachart Capital PCL NVDR	6,902,200	7,948,128
Tipco Asphalt PCL NVDR(b)	6,786,000	3,963,785
Tisco Financial Group PCL NVDR	5,192,400	15,338,031
TPI Polene PCL NVDR	24,783,300	1,522,072
TPI Polene Power PCL NVDR	42,362,900	6,051,843
TQM Corp. PCL NVDR(b)	355,100	1,594,157
TTW PCL NVDR	12,411,300	5,136,853
Union Auction PCL NVDR	1,355,700	447,978
VGI PCL NVDR(b)	3,467,500	769,655
Vinythai PCL NVDR	2,052,500	2,192,256
WHA Corp. PCL NVDR(b)	40,786,200	4,138,520
WHA Utilities and Power PCL NVDR	9,450,600	1,324,851

Total Thailand		137,309,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

Investments	Shares	Value
Turkey - 2.0%
Aksa Akrilik Kimya Sanayii AS	1,624,638	$3,189,165
Aksigorta AS	973,045	1,217,534
Alkim Alkali Kimya A/S	549,306	1,101,199
Anadolu Anonim Turk Sigorta Sirketi	1,581,310	1,606,309
Anadolu Hayat Emeklilik AS	1,131,604	1,320,014
AvivaSA Emeklilik ve Hayat AS Class A	423,293	1,045,063
Celebi Hava Servisi AS	25,280	628,896
EGE Endustri VE Ticaret AS	5,483	1,305,813
Enerjisa Enerji AS(a)	2,815,321	4,738,603
Is Yatirim Menkul Degerler A/S Class A	990,189	2,352,740
Otokar Otomotiv Ve Savunma Sanayi AS	54,219	2,322,681
TAV Havalimanlari Holding AS	1,556,076	4,459,390
Tofas Turk Otomobil Fabrikasi AS	1,347,127	6,147,938
Turk Traktor ve Ziraat Makineleri AS	44,106	1,084,180
Turkiye Sise ve Cam Fabrikalari AS	1,346,850	1,324,652

Total Turkey		33,844,177

TOTAL COMMON STOCKS (Cost: $1,475,625,711)		1,725,646,352

RIGHTS - 0.0%

Chile - 0.0%
AES Gener S.A., expiring 1/27/21* (Cost: $0)	4,559,495	49,946

WARRANTS - 0.0%

Malaysia - 0.0%
Serba Dinamik Holdings Bhd, expiring 12/5/24*	922,800	47,029

Thailand - 0.0%
BCPG PCL, expiring 11/13/23*	121,326	25,107
BCPG PCL, expiring 11/13/22*	121,326	24,905
JMT Network Services PCL, expiring 5/16/22*(b)	108,709	28,121

Total Thailand		78,133

United States - 0.0%
MBK PCL, expiring 10/21/21*	98,652	30,952

TOTAL WARRANTS (Cost: $0)		156,114

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(b)(d) (Cost: $978,339)	27,625	1,136,492

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(e) (Cost: $24,454,041)	24,454,041	24,454,041

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $1,501,058,091)		1,751,442,945

Other Assets less Liabilities - (1.3)%		(21,738,451)

NET ASSETS - 100.0%		$1,729,704,494

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,523,631, which represents 0.15% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $193,455,780 and the total market value of the collateral held by the Fund was $216,285,899. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $191,831,858.

(c)	Restricted securities. At December 31, 2020, the value of such securities held by the Fund are as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India Yes Bank Ltd.	5,997,912	10/18/19 - 1/10/20	$4,327,731	$1,465,258	0.1%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities, which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$2,677,653	$36,110,498	$38,204,885	$(330,747)	$883,973	$1,136,492	$253,218

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/4/2021	487,290	USD	531,000,000	KRW	$—	$(1,525)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$318,607,729	$—	$198,967	*	$318,806,696
Taiwan	440,246,658	—	2,324,664	*	442,571,322
Other	964,268,334	—	—		964,268,334
Rights	49,946	—	—		49,946
Warrants	156,114	—	—		156,114
Exchange-Traded Fund	1,136,492	—	—		1,136,492
Investment of Cash Collateral for Securities Loaned	—	24,454,041	—		24,454,041

Total Investments in Securities	$1,724,465,273	$24,454,041	$2,523,631		$1,751,442,945

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(1,525)	—		(1,525)

Total - Net	$1,724,465,273	$24,452,516	$2,523,631		$1,751,441,420

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 0.2%
Andritz AG	90,028	$4,128,563

Belgium - 3.3%
Barco N.V.	132,622	2,891,645
Bekaert S.A.	57,519	1,911,449
Fagron	24,418	567,656
Melexis N.V.	42,583	4,162,984
Solvay S.A.(a)	290,854	34,477,111
UCB S.A.	141,976	14,675,420
Umicore S.A.	94,046	4,521,099

Total Belgium		63,207,364

Finland - 6.8%
Ahlstrom-Munksjo Oyj	267,937	5,933,801
Cargotec Oyj Class B	121,609	5,032,236
Fiskars Oyj Abp	28,269	518,136
Huhtamaki Oyj	180,505	9,333,412
Kemira Oyj	331,017	5,240,905
Kone Oyj Class B	865,404	70,372,167
Konecranes Oyj	192,962	6,794,919
Metso Outotec Oyj	175,300	1,753,442
Neles Oyj	950,586	12,625,335
Revenio Group Oyj	19,940	1,227,198
Valmet Oyj	463,852	13,257,876

Total Finland		132,089,427

France - 24.2%
Air Liquide S.A.	272,866	44,821,399
Arkema S.A.	35,650	4,078,428
BioMerieux	4,584	647,250
Cie Generale des Etablissements Michelin SCA(a)	70,050	8,995,230
Danone S.A.	549,906	36,171,741
Dassault Systemes SE(a)	22,099	4,492,568
Gaztransport Et Technigaz S.A.	26,348	2,553,257
Hermes International	16,365	17,612,578
Imerys S.A.	98,526	4,660,520
IPSOS	16,530	558,218
Kering S.A.	34,774	25,290,367
L’Oreal S.A.	189,720	72,146,591
Legrand S.A.(a)	97,197	8,681,553
LVMH Moet Hennessy Louis Vuitton SE	109,135	68,221,560
Pernod Ricard S.A.	105,854	20,308,368
Publicis Groupe S.A.	169,438	8,450,194
Remy Cointreau S.A.(a)	6,020	1,121,807
Rubis SCA	114,023	5,298,697
Sanofi	668,484	64,370,582
Sartorius Stedim Biotech	2,550	908,559
Schneider Electric SE	386,255	55,908,849
SEB S.A.	10,163	1,852,806
Societe BIC S.A.(a)	52,390	2,965,348
Teleperformance	9,914	3,290,943
Vicat S.A.	38,064	1,599,790
Wendel SE(a)	28,843	3,456,739

Total France		468,463,942

Germany - 26.7%
BASF SE	931,536	73,766,613
Bayer AG, Registered Shares	1,004,067	59,159,674
Bayerische Motoren Werke AG	385,924	34,106,809
Beiersdorf AG	27,562	3,184,846
Brenntag AG	77,653	6,018,080
Continental AG	97,688	14,492,545
Covestro AG(b)	82,348	5,086,208
Daimler AG, Registered Shares	323,736	22,891,032
Deutsche Telekom AG, Registered Shares	3,314,279	60,645,303
Duerr AG(a)	35,929	1,468,295
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,489	191,420
Evonik Industries AG	379,229	12,379,670
Fresenius Medical Care AG & Co. KGaA	121,237	10,116,755
Fresenius SE & Co. KGaA	214,192	9,916,903
GEA Group AG	41,883	1,500,481
Hannover Rueck SE	78,947	12,586,406
Hapag-Lloyd AG(b)	52,590	5,913,442
HeidelbergCement AG	36,490	2,733,310
Henkel AG & Co. KGaA	89,658	8,649,927
Infineon Technologies AG	208,601	8,011,787
Knorr-Bremse AG	65,556	8,957,969
Krones AG	6,798	549,384
LANXESS AG	28,152	2,161,792
Merck KGaA	18,119	3,111,489
SAP SE	468,640	61,480,423
Siemens AG, Registered Shares	436,671	62,789,615
Siemens Healthineers AG(b)	321,725	16,525,284
Siltronic AG(a)	15,747	2,468,133
Software AG	28,185	1,149,755
Symrise AG	25,522	3,385,055
Wacker Chemie AG	4,619	659,822

Total Germany		516,058,227

Ireland - 3.3%
CRH PLC	1,141,038	47,495,899
Glanbia PLC	525,855	6,678,594
Kerry Group PLC Class A	73,122	10,602,007

Total Ireland		64,776,500

Italy - 1.3%
Carel Industries SpA(b)	42,956	1,008,078
Davide Campari-Milano N.V.(a)	276,709	3,162,218
Ferrari N.V.(a)	81,402	18,789,429
Reply SpA	16,941	1,975,393

Total Italy		24,935,118

Netherlands - 15.2%
Akzo Nobel N.V.	265,377	28,528,318
ASM International N.V.	73,588	16,202,444
ASML Holding N.V.	185,478	90,220,629
BE Semiconductor Industries N.V.	86,527	5,249,040
Corbion N.V.	32,964	1,861,373
EXOR N.V.	89,375	7,241,473
IMCD N.V.	25,930	3,307,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2020

Investments	Shares	Value
Koninklijke Ahold Delhaize N.V.	2,487,823	$70,346,276
Koninklijke DSM N.V.	179,879	30,988,804
Koninklijke Vopak N.V.	186,293	9,799,088
SBM Offshore N.V.	387,766	7,384,831
Wolters Kluwer N.V.	276,903	23,397,848

Total Netherlands		294,527,627

Spain - 4.6%
ACS Actividades de Construccion y Servicios S.A.(a)	1,596,902	53,048,094
Cie Automotive S.A.	305,694	8,251,143
Grifols S.A.(a)	329,965	9,641,040
Prosegur Cash S.A.(b)	5,317,384	5,204,868
Prosegur Cia de Seguridad S.A.	1,926,870	5,747,882
Viscofan S.A.	107,766	7,654,303

Total Spain		89,547,330

Switzerland - 0.4%
STMicroelectronics N.V.	229,665	8,584,751

United Kingdom - 13.5%
Linde PLC	484,591	126,292,232
Unilever PLC	2,219,069	134,575,997

Total United Kingdom		260,868,229

TOTAL COMMON STOCKS (Cost: $1,657,750,581)		1,927,187,078

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $30,308,812)	30,308,812	$30,308,812

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $1,688,059,393)		1,957,495,890
Other Assets less Liabilities - (1.1)%		(21,217,463)

NET ASSETS - 100.0%		$1,936,278,427

(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $31,609,439. The Fund also had securities on loan having a total market value of $8,725 that were sold and pending settlement. The total market value of the collateral held by the Fund was $33,201,939. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,893,127.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2021	109,887,353	EUR	134,457,725	USD	$—	$(1,455)
Bank of America N.A.	1/6/2021	134,457,725	USD	112,274,056	EUR	—	(2,918,874)
Bank of America N.A.	2/3/2021	136,218,830	USD	111,257,535	EUR	—	(6,273)
Bank of Montreal	1/6/2021	109,893,100	EUR	134,457,725	USD	5,578	—
Bank of Montreal	1/6/2021	134,457,725	USD	112,274,993	EUR	—	(2,920,021)
Bank of Montreal	2/3/2021	136,218,830	USD	111,264,259	EUR	—	(14,507)
Canadian Imperial Bank of Commerce	1/6/2021	109,893,639	EUR	134,457,725	USD	6,238	—
Canadian Imperial Bank of Commerce	1/6/2021	134,457,725	USD	112,279,587	EUR	—	(2,925,642)
Canadian Imperial Bank of Commerce	2/3/2021	136,218,830	USD	111,262,533	EUR	—	(12,392)
Citibank N.A.	1/6/2021	109,884,748	EUR	134,457,725	USD	—	(4,641)
Citibank N.A.	1/6/2021	31,395,652	EUR	38,416,505	USD	—	(1,326)
Citibank N.A.	1/6/2021	134,457,725	USD	112,273,399	EUR	—	(2,918,071)
Citibank N.A.	1/6/2021	38,416,505	USD	32,078,285	EUR	—	(833,932)
Citibank N.A.	2/3/2021	136,218,830	USD	111,254,899	EUR	—	(3,046)
Citibank N.A.	2/3/2021	38,919,670	USD	31,787,118	EUR	—	(870)
Commonwealth Bank of Australia	1/6/2021	109,894,178	EUR	134,457,725	USD	6,897	—
Commonwealth Bank of Australia	1/6/2021	134,457,725	USD	112,279,118	EUR	—	(2,925,069)
Commonwealth Bank of Australia	2/3/2021	136,218,830	USD	111,262,624	EUR	—	(12,504)
Credit Suisse International	1/6/2021	109,886,185	EUR	134,457,725	USD	—	(2,883)
Credit Suisse International	1/6/2021	134,457,725	USD	112,280,150	EUR	—	(2,926,331)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2020

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	2/3/2021	136,218,830	USD	111,264,078	EUR	—	(14,284)
Goldman Sachs	1/6/2021	109,889,867	EUR	134,457,725	USD	1,622	—
Goldman Sachs	1/6/2021	134,457,725	USD	112,275,743	EUR	—	(2,920,939)
Goldman Sachs	2/3/2021	136,218,830	USD	111,259,352	EUR	—	(8,498)
HSBC Holdings PLC	1/6/2021	109,888,161	EUR	134,457,725	USD	—	(466)
HSBC Holdings PLC	1/6/2021	134,457,725	USD	112,276,868	EUR	—	(2,922,316)
HSBC Holdings PLC	2/3/2021	136,218,830	USD	111,260,352	EUR	—	(9,722)
JP Morgan Chase Bank N.A.	1/6/2021	109,888,610	EUR	134,457,725	USD	84	—
JP Morgan Chase Bank N.A.	1/6/2021	134,457,725	USD	112,274,243	EUR	—	(2,919,104)
JP Morgan Chase Bank N.A.	2/3/2021	136,218,830	USD	111,257,898	EUR	—	(6,718)
Morgan Stanley & Co. International	1/6/2021	109,891,035	EUR	134,457,725	USD	3,051	—
Morgan Stanley & Co. International	1/6/2021	134,457,725	USD	112,278,275	EUR	—	(2,924,036)
Morgan Stanley & Co. International	2/3/2021	136,218,830	USD	111,261,715	EUR	—	(11,391)
Royal Bank of Canada	1/6/2021	109,885,646	EUR	134,457,725	USD	—	(3,543)
Royal Bank of Canada	1/6/2021	134,457,725	USD	112,274,337	EUR	—	(2,919,218)
Royal Bank of Canada	2/3/2021	136,218,830	USD	111,255,354	EUR	—	(3,602)
Societe Generale	1/6/2021	109,891,484	EUR	134,457,725	USD	3,600	—
Societe Generale	1/6/2021	134,457,725	USD	112,278,275	EUR	—	(2,924,036)
Societe Generale	2/3/2021	136,218,830	USD	111,269,894	EUR	—	(21,406)
Standard Chartered Bank	1/6/2021	109,886,993	EUR	134,457,725	USD	—	(1,894)
Standard Chartered Bank	1/6/2021	134,457,725	USD	112,282,963	EUR	—	(2,929,773)
Standard Chartered Bank	2/3/2021	136,218,830	USD	111,253,536	EUR	—	(1,377)
UBS AG	1/6/2021	109,887,802	EUR	134,457,725	USD	—	(905)
UBS AG	1/6/2021	134,457,725	USD	112,275,181	EUR	—	(2,920,251)
UBS AG	2/3/2021	136,218,830	USD	111,260,261	EUR	—	(9,611)

						$27,070	$(41,900,927)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,927,187,078	$—	$—	$1,927,187,078
Investment of Cash Collateral for Securities Loaned	—	30,308,812	—	30,308,812

Total Investments in Securities	$1,927,187,078	$30,308,812	$—	$1,957,495,890

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	27,070	—	27,070
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(41,900,927)	—	(41,900,927)

Total - Net	$1,927,187,078	$(11,565,045)	$—	$1,915,622,033

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

Austria - 4.1%
Andritz AG	3,161	$144,959
AT&S Austria Technologie & Systemtechnik AG	1,199	38,290
CA Immobilien Anlagen AG	7,692	295,052
Oesterreichische Post AG(a)	6,307	221,476
Schoeller-Bleckmann Oilfield Equipment AG	1,712	65,146
Telekom Austria AG	6,590	51,040
UNIQA Insurance Group AG	21,099	165,220
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,219	132,823
Voestalpine AG	2,710	97,153
Wienerberger AG	5,889	187,919

Total Austria		1,399,078

Belgium - 11.4%
Aedifica S.A.	2,360	283,849
Barco N.V.	4,845	105,639
Bekaert S.A.	2,108	70,052
Cofinimmo S.A.	3,377	503,269
D’ieteren S.A./N.V.	2,274	188,643
Elia Group S.A./N.V.(a)	2,495	297,644
Euronav N.V.	55,551	448,598
Fagron	860	19,993
Intervest Offices & Warehouses N.V.	2,053	56,644
Melexis N.V.	1,487	145,372
Orange Belgium S.A.	3,773	100,639
Proximus SADP	35,937	712,765
Recticel S.A.	2,907	38,130
Telenet Group Holding N.V.	10,231	439,136
Warehouses De Pauw CVA	12,570	434,639
Xior Student Housing N.V.	519	31,180

Total Belgium		3,876,192

Finland - 13.4%
Ahlstrom-Munksjo Oyj	8,935	197,877
Altia Oyj	2,259	27,585
Cargotec Oyj Class B	4,297	177,812
Huhtamaki Oyj	6,236	322,446
Kamux Corp.	1,518	25,260
Kemira Oyj	11,214	177,548
Kojamo Oyj	13,141	291,024
Konecranes Oyj	6,694	235,721
Lassila & Tikanoja Oyj	1,925	35,471
Metsa Board Oyj	28,669	302,372
Metso Outotec Oyj	5,616	56,174
Neles Oyj	33,268	441,853
Nokian Renkaat Oyj	7,465	263,236
Oriola Oyj Class B	11,798	27,456
Orion Oyj Class B	11,457	526,103
Raisio Oyj Class V	8,642	33,731
Revenio Group Oyj	660	40,619
Rovio Entertainment Oyj(a)(b)	3,856	29,771
Sanoma Oyj	5,003	84,108
Talenom Oyj	1,406	25,891
Terveystalo Oyj(b)	4,643	57,037
TietoEVRY Oyj	6,138	201,723
Tikkurila Oyj	3,578	109,228
Tokmanni Group Corp.	2,691	53,471
Uponor Oyj	6,695	148,761
Valmet Oyj	16,270	465,031
Verkkokauppa.com Oyj	5,198	45,283
YIT Oyj	23,867	144,027

Total Finland		4,546,619

France - 12.5%
ABC Arbitrage	2,564	22,776
Albioma S.A.	1,389	79,877
Chargeurs S.A.	1,354	29,158
Cie Plastic Omnium S.A.	6,873	237,315
Covivio	11,142	1,027,231
Derichebourg S.A.	12,810	92,161
Gaztransport Et Technigaz S.A.	2,718	263,388
Imerys S.A.	9,263	438,162
IPSOS	1,771	59,807
Kaufman & Broad S.A.	2,325	104,118
Nexity S.A.	8,861	384,453
Quadient S.A.	2,071	39,859
Rubis SCA	11,334	526,696
Societe BIC S.A.	5,098	288,554
Trigano S.A.	953	168,843
Vicat S.A.	3,000	126,087
Wendel SE	3,025	362,536

Total France		4,251,021

Germany - 15.2%
1&1 Drillisch AG	928	23,209
alstria office REIT-AG	15,685	284,032
Aurubis AG	2,697	210,072
Bechtle AG	950	207,367
Bilfinger SE	604	19,111
CANCOM SE	1,039	57,665
CompuGroup Medical SE & Co. KgaA	667	64,146
CropEnergies AG	6,400	93,186
Dermapharm Holding SE	2,839	197,860
DIC Asset AG	10,057	165,629
Duerr AG	4,058	165,836
Eckert & Ziegler Strahlen- und Medizintechnik AG	422	23,153
Elmos Semiconductor SE	1,031	34,628
Encavis AG	5,732	149,736
Freenet AG	585	12,308
Fuchs Petrolub SE	1,814	84,009
GEA Group AG	4,854	173,897
Gerresheimer AG	807	86,645
GFT Technologies SE	1,598	23,345
GRENKE AG	2,186	103,831
Hamborner REIT AG	8,890	97,972
Hamburger Hafen und Logistik AG	6,199	139,863
Hornbach Baumarkt AG	1,754	76,831
Hornbach Holding AG & Co. KGaA	813	78,286
Indus Holding AG	1,461	57,382
Jenoptik AG	688	21,146
Krones AG	891	72,007
LANXESS AG	3,475	266,845
METRO AG	53,310	599,832
MLP SE	3,498	23,112
Nemetschek SE	1,533	113,292
PATRIZIA AG	2,541	81,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2020

Investments	Shares	Value
Rheinmetall AG	2,996	$317,381
Siltronic AG	1,991	312,063
Software AG	3,304	134,781
STRATEC SE	225	33,807
Suedzucker AG	6,220	88,814
TAG Immobilien AG*	8,720	276,336
VERBIO Vereinigte BioEnergie AG	1,936	72,722
Wacker Chemie AG	586	83,710
Wuestenrot & Wuerttembergische AG	1,629	32,927

Total Germany		5,160,386

Ireland - 1.1%
Glanbia PLC	18,382	233,460
Hibernia REIT PLC	56,006	79,079
Irish Continental Group PLC(a)	4,865	26,787
Total Produce PLC	23,314	39,137

Total Ireland		378,463

Italy - 18.9%
A2A SpA	407,205	649,948
ACEA SpA	11,969	251,156
Anima Holding SpA(b)	44,156	209,733
Ascopiave SpA	13,434	59,749
Azimut Holding SpA	18,037	392,169
Buzzi Unicem SpA	2,533	60,435
Buzzi Unicem SpA RSP	1,125	18,060
Carel Industries SpA(b)	1,441	33,817
Cementir Holding N.V.	6,919	56,297
Danieli & C. Officine Meccaniche SpA(a)	924	16,258
Danieli & C. Officine Meccaniche SpA RSP	1,568	18,418
Datalogic SpA	3,363	57,607
Enav SpA(b)	71,013	312,623
ERG SpA	10,602	303,547
Falck Renewables SpA	7,846	63,264
Fiera Milano SpA	9,204	31,983
Hera SpA	99,281	361,996
Immobiliare Grande Distribuzione SIIQ SpA	15,429	67,961
Interpump Group SpA	1,576	77,788
Iren SpA	111,604	290,312
Italgas SpA	115,679	736,003
La Doria SpA	921	15,416
Mediobanca Banca di Credito Finanziario SpA	92,004	848,789
Piaggio & C. SpA	35,432	116,879
Prysmian SpA	5,274	187,653
RAI Way SpA(b)	17,952	119,930
Reply SpA	585	68,214
SOL SpA	3,071	52,605
Telecom Italia SpA	935,395	431,935
Telecom Italia SpA RSP	970,310	503,145
Zignago Vetro SpA	1,957	32,757

Total Italy		6,446,447

Netherlands - 9.9%
Aalberts N.V.	5,422	241,879
ASM International N.V.	3,538	778,989
ASR Nederland N.V.	18,957	761,950
BE Semiconductor Industries N.V.	4,195	254,484
Corbion N.V.	1,504	84,926
Euronext N.V.(b)	3,398	374,810
ForFarmers N.V.	8,897	58,131
IMCD N.V.	1,270	161,995
SBM Offshore N.V.	19,003	361,904
TKH Group N.V. CVA	4,345	210,207
Van Lanschot Kempen N.V.	3,695	94,941

Total Netherlands		3,384,216

Portugal - 1.6%
Altri, SGPS, S.A.	33,754	213,106
Corticeira Amorim, SGPS, S.A.	3,417	48,498
REN - Redes Energeticas Nacionais, SGPS, S.A.	35,721	103,366
Semapa-Sociedade de Investimento e Gestao	2,840	31,274
Sonae, SGPS, S.A.	190,259	153,992

Total Portugal		550,236

Spain - 11.6%
Acciona S.A.(a)	2,124	303,282
Almirall S.A.	6,825	91,190
Bankia S.A.(a)	519,104	920,332
Cia de Distribucion Integral Logista Holdings S.A.	10,491	203,583
Cie Automotive S.A.(a)	10,770	290,699
Ebro Foods S.A.	5,495	127,341
Enagas S.A.	29,166	641,100
Ercros S.A.	5,931	15,639
Euskaltel S.A.(b)	8,922	95,519
Faes Farma S.A.	25,032	106,891
Global Dominion Access S.A.*(b)	6,730	30,962
Grupo Catalana Occidente S.A.	4,976	177,476
Inmobiliaria Colonial Socimi S.A.	30,340	297,908
Miquel y Costas & Miquel S.A.	2,234	40,236
Pharma Mar S.A.	228	19,807
Prosegur Cash S.A.(b)	105,546	103,313
Prosegur Cia de Seguridad S.A.	34,934	104,209
Viscofan S.A.	3,771	267,843
Zardoya Otis S.A.	14,463	101,399

Total Spain		3,938,729

TOTAL COMMON STOCKS (Cost: $29,971,468)		33,931,387

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/25/21* (Cost: $5,508)	27,143	5,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

United States - 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $1,151,909)	1,151,909	$1,151,909

TOTAL INVESTMENTS IN SECURITIES - 103.1% (Cost: $31,128,885)		35,088,842
Other Assets less Liabilities - (3.1)%		(1,040,287)

NET ASSETS - 100.0%		$34,048,555

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,557,389 and the total market value of the collateral held by the Fund was $1,655,362. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $503,453.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2021	1,913,033	EUR	2,340,779	USD	$—	$(25)
Bank of America N.A.	1/6/2021	546,585	EUR	668,799	USD	—	(7)
Bank of America N.A.	1/6/2021	2,354,827	USD	1,966,313	EUR	—	(51,120)
Bank of America N.A.	2/3/2021	2,390,077	USD	1,952,110	EUR	—	(110)
Bank of America N.A.	2/3/2021	682,892	USD	557,756	EUR	—	(31)
Bank of Montreal	1/6/2021	1,913,133	EUR	2,340,779	USD	97	—
Bank of Montreal	1/6/2021	2,354,827	USD	1,966,329	EUR	—	(51,140)
Bank of Montreal	2/3/2021	2,390,077	USD	1,952,228	EUR	—	(254)
Citibank N.A.	1/6/2021	164,159	EUR	200,682	USD	180	—
Citibank N.A.	1/6/2021	1,912,987	EUR	2,340,779	USD	—	(81)
Citibank N.A.	1/6/2021	1,912,987	EUR	2,340,779	USD	—	(81)
Citibank N.A.	1/6/2021	3,027,636	USD	2,528,116	EUR	—	(65,723)
Citibank N.A.	1/6/2021	2,354,827	USD	1,966,302	EUR	—	(51,106)
Citibank N.A.	2/3/2021	2,390,077	USD	1,952,063	EUR	—	(53)
Citibank N.A.	2/3/2021	2,390,077	USD	1,952,063	EUR	—	(53)
Commonwealth Bank of Australia	1/6/2021	1,913,151	EUR	2,340,779	USD	120	—
Commonwealth Bank of Australia	1/6/2021	2,354,827	USD	1,966,402	EUR	—	(51,228)
Commonwealth Bank of Australia	2/3/2021	2,390,077	USD	1,952,199	EUR	—	(219)
Credit Suisse International	1/6/2021	1,913,012	EUR	2,340,779	USD	—	(50)
Credit Suisse International	1/6/2021	2,354,827	USD	1,966,420	EUR	—	(51,250)
Credit Suisse International	2/3/2021	2,390,077	USD	1,952,224	EUR	—	(251)
Goldman Sachs	1/6/2021	1,913,076	EUR	2,340,779	USD	28	—
Goldman Sachs	1/6/2021	2,354,827	USD	1,966,343	EUR	—	(51,156)
Goldman Sachs	2/3/2021	2,390,077	USD	1,952,141	EUR	—	(149)
HSBC Holdings PLC	1/6/2021	1,913,047	EUR	2,340,779	USD	—	(8)
HSBC Holdings PLC	1/6/2021	2,354,827	USD	1,966,362	EUR	—	(51,180)
HSBC Holdings PLC	2/3/2021	2,390,077	USD	1,952,159	EUR	—	(171)
JP Morgan Chase Bank N.A.	1/6/2021	1,913,054	EUR	2,340,779	USD	2	—
JP Morgan Chase Bank N.A.	1/6/2021	2,354,827	USD	1,966,316	EUR	—	(51,124)
JP Morgan Chase Bank N.A.	2/3/2021	2,390,077	USD	1,952,116	EUR	—	(118)
Morgan Stanley & Co. International	1/6/2021	1,913,097	EUR	2,340,779	USD	53	—
Morgan Stanley & Co. International	1/6/2021	2,354,827	USD	1,966,387	EUR	—	(51,210)
Morgan Stanley & Co. International	2/3/2021	2,390,077	USD	1,952,183	EUR	—	(200)
Royal Bank of Canada	1/6/2021	1,913,003	EUR	2,340,779	USD	—	(62)
Royal Bank of Canada	1/6/2021	2,354,827	USD	1,966,318	EUR	—	(51,126)
Royal Bank of Canada	2/3/2021	2,390,077	USD	1,952,071	EUR	—	(63)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2020

Societe Generale	1/6/2021	1,913,104	EUR	2,340,779	USD	63	—
Societe Generale	1/6/2021	2,354,827	USD	1,966,387	EUR	—	(51,210)
Societe Generale	2/3/2021	2,390,077	USD	1,952,326	EUR	—	(376)
Standard Chartered Bank	1/6/2021	1,913,026	EUR	2,340,779	USD	—	(33)
Standard Chartered Bank	1/6/2021	2,354,827	USD	1,966,469	EUR	—	(51,311)
Standard Chartered Bank	2/3/2021	2,390,077	USD	1,952,039	EUR	—	(24)
UBS AG	1/6/2021	1,913,040	EUR	2,340,779	USD	—	(16)
UBS AG	1/6/2021	2,354,827	USD	1,966,333	EUR	—	(51,144)
UBS AG	2/3/2021	2,390,077	USD	1,952,157	EUR	—	(169)

						$543	$(733,632)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$33,931,387	$—	$—	$33,931,387
Rights	—	5,546	—	5,546
Investment of Cash Collateral for Securities Loaned	—	1,151,909	—	1,151,909

Total Investments in Securities	$33,931,387	$1,157,455	$—	$35,088,842

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	543	—	543
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(733,632)	—	(733,632)

Total - Net	$33,931,387	$424,366	$—	$34,355,753

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 2.3%
BHP Group PLC	35,632	$937,612

Austria - 0.9%
OMV AG	8,581	346,476
Verbund AG	617	52,732

Total Austria		399,208

Belgium - 0.7%
Barco N.V.	1,092	23,810
Elia Group S.A./N.V.	380	45,332
Etablissements Franz Colruyt N.V.	893	52,960
UCB S.A.	769	79,488
Umicore S.A.	485	23,316
Warehouses De Pauw CVA	1,916	66,250

Total Belgium		291,156

Denmark - 4.4%
AP Moller - Maersk A/S Class B	39	87,155
Carlsberg A/S Class B	779	124,876
Coloplast A/S Class B	1,165	178,020
DSV Panalpina A/S	210	35,210
H. Lundbeck A/S	1,410	48,394
Novo Nordisk A/S Class B	10,254	719,137
Novozymes A/S Class B	1,043	59,921
Orsted A/S(a)	1,530	312,740
Scandinavian Tobacco Group A/S Class A(a)	2,281	39,032
Topdanmark A/S	818	35,525
Tryg A/S	891	28,135
Vestas Wind Systems A/S	622	147,180

Total Denmark		1,815,325

Finland - 2.6%
Ahlstrom-Munksjo Oyj	1,292	28,613
Huhtamaki Oyj	700	36,195
Kesko Oyj Class B	3,355	86,369
Kojamo Oyj	1,233	27,306
Kone Oyj Class B	3,331	270,867
Neles Oyj	5,456	72,465
Neste Oyj	4,436	321,101
Orion Oyj Class B	1,182	54,277
Stora Enso Oyj Class R	2,958	56,623
Uponor Oyj	982	21,820
Valmet Oyj	1,616	46,189
YIT Oyj	6,132	37,004

Total Finland		1,058,829

France - 16.2%
Air Liquide S.A.	2,764	454,019
Arkema S.A.	577	66,010
Capgemini SE	718	111,395
Danone S.A.	7,774	511,358
Dassault Systemes SE	409	83,147
Gaztransport Et Technigaz S.A.	451	43,704
Hermes International	207	222,781
Kering S.A.	520	378,185
L’Oreal S.A.	1,983	754,094
Legrand S.A.	1,557	139,070
LVMH Moet Hennessy Louis Vuitton SE	1,779	1,112,074
Orange S.A.	41,324	492,170
Sanofi	13,487	1,298,709
Schneider Electric SE	3,987	577,102
Teleperformance	214	71,037
Trigano S.A.	177	31,359
Verallia S.A.(a)	1,423	50,579
Vivendi S.A.	8,034	259,315

Total France		6,656,108

Germany - 15.8%
Aurubis AG	427	33,259
Beiersdorf AG	523	60,434
Brenntag AG	1,002	77,654
Carl Zeiss Meditec AG, Bearer Shares	235	31,312
CropEnergies AG	371	5,402
Deutsche Boerse AG	1,182	201,388
Deutsche Post AG, Registered Shares	11,208	555,399
Deutsche Telekom AG, Registered Shares	63,352	1,159,227
E.ON SE	38,254	424,247
Fresenius Medical Care AG & Co. KGaA	1,645	137,269
Fresenius SE & Co. KGaA	4,372	202,420
GRENKE AG	403	19,142
Hapag-Lloyd AG(a)	1,024	115,143
Henkel AG & Co. KGaA	1,203	116,062
Infineon Technologies AG	3,948	151,632
Knorr-Bremse AG	837	114,373
LANXESS AG	886	68,036
LEG Immobilien AG	721	112,090
Merck KGaA	349	59,932
Rational AG	29	27,020
SAP SE	5,632	738,856
Scout24 AG(a)	592	48,567
Siemens AG, Registered Shares	9,365	1,346,608
Siemens Healthineers AG(a)	5,849	300,432
Siltronic AG	436	68,337
Softwareone Holding AG*	697	20,659
Symrise AG	548	72,683
TAG Immobilien AG*	1,404	44,493
Talanx AG	4,775	185,556

Total Germany		6,497,632

Ireland - 0.1%
Glanbia PLC	473	6,007
Kerry Group PLC Class A	393	56,982

Total Ireland		62,989

Italy - 2.9%
ACEA SpA	2,994	62,826
Anima Holding SpA(a)	8,938	42,454
DiaSorin SpA	129	26,848
Ferrari N.V.	454	104,793
Infrastrutture Wireless Italiane SpA(a)	2,342	28,455
Italgas SpA	13,050	83,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2020

Investments	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	19,979	$184,318
Recordati Industria Chimica e Farmaceutica SpA	1,557	86,357
Snam SpA	55,276	311,179
Telecom Italia SpA	153,144	70,717
Terna Rete Elettrica Nazionale SpA	24,124	184,481

Total Italy		1,185,458

Kazakhstan - 0.1%
KAZ Minerals PLC	2,948	26,596

Netherlands - 5.2%
Aalberts N.V.	910	40,596
Akzo Nobel N.V.	1,252	134,591
ASM International N.V.	386	84,989
ASML Holding N.V.	997	484,963
ASR Nederland N.V.	3,102	124,681
BE Semiconductor Industries N.V.	889	53,930
Euronext N.V.(a)	485	53,497
Koninklijke Ahold Delhaize N.V.	10,884	307,758
Koninklijke DSM N.V.	1,094	188,470
Koninklijke KPN N.V.	60,398	183,789
Koninklijke Vopak N.V.	634	33,349
NN Group N.V.	6,844	297,527
TKH Group N.V. CVA	779	37,687
Wolters Kluwer N.V.	1,505	127,170

Total Netherlands		2,152,997

Norway - 0.3%
Atea ASA*	1,946	27,547
Austevoll Seafood ASA	661	6,771
Elkem ASA(a)	5,496	18,217
Kongsberg Gruppen ASA	1,348	27,741
Leroy Seafood Group ASA	4,381	30,987

Total Norway		111,263

Portugal - 0.1%
Jeronimo Martins, SGPS, S.A.	2,390	40,414

Spain - 5.5%
Acciona S.A.	360	51,404
ACS Actividades de Construccion y Servicios S.A.	8,976	298,177
Almirall S.A.	2,135	28,526
Cie Automotive S.A.(b)	1,239	33,443
Ebro Foods S.A.(b)	1,877	43,498
Euskaltel S.A.(a)	2,863	30,651
Faes Farma S.A.	9,480	40,481
Fomento de Construcciones y Contratas S.A.	5,675	61,104
Grifols S.A.(b)	1,515	44,266
Iberdrola S.A.	69,824	999,568
Industria de Diseno Textil S.A.	16,310	519,657
Inmobiliaria Colonial Socimi S.A.	5,702	55,988
Prosegur Cash S.A.(a)	4,584	4,487
Prosegur Cia de Seguridad S.A.	1,633	4,871
Viscofan S.A.	560	39,775

Total Spain		2,255,896

Sweden - 2.8%
Assa Abloy AB Class B	3,289	81,098
Atlas Copco AB Class A	4,438	227,559
Atlas Copco AB Class B	2,282	102,339
Avanza Bank Holding AB	613	17,391
Axfood AB	2,697	62,987
Beijer Ref AB	596	27,316
Boliden AB	2,745	97,399
Bravida Holding AB(a)	2,182	29,093
Elekta AB Class B	2,331	31,349
Epiroc AB Class A	6,004	109,406
EQT AB	1,655	42,400
Essity AB Class B	3,550	114,334
Evolution Gaming Group AB(a)	531	53,976
Klovern AB Class B(b)	9,391	17,770
Platzer Fastigheter Holding AB Class B	1,990	26,024
Skanska AB Class B	2,628	67,104
SKF AB Class B	2,017	52,411

Total Sweden		1,159,956

Switzerland - 14.0%
Cembra Money Bank AG	342	41,476
Coca-Cola HBC AG*	3,275	106,413
Credit Suisse Group AG, Registered Shares	10,787	139,116
DKSH Holding AG	663	49,915
Geberit AG, Registered Shares	264	165,517
Givaudan S.A., Registered Shares	51	215,205
Kuehne + Nagel International AG, Registered Shares	810	184,001
Logitech International S.A., Registered Shares	846	82,231
Lonza Group AG, Registered Shares	155	99,739
Nestle S.A., Registered Shares	14,372	1,695,147
Partners Group Holding AG	254	298,840
Roche Holding AG, Bearer Shares	1,400	490,978
Roche Holding AG Genusschein	5,164	1,805,165
Schindler Holding AG, Participation Certificate	159	42,918
Schindler Holding AG, Registered Shares	416	112,195
Sika AG, Registered Shares	378	103,400
STMicroelectronics N.V.	2,493	93,187
Temenos AG, Registered Shares	56	7,833
Vifor Pharma AG	173	27,204

Total Switzerland		5,760,480

United Kingdom - 25.6%
Admiral Group PLC	4,266	169,461
Ashmore Group PLC	9,407	55,448
Ashtead Group PLC	2,291	107,667
Avast PLC(a)	7,553	55,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2020

Investments	Shares	Value
BAE Systems PLC	52,208	$348,836
Berkeley Group Holdings PLC	2,043	132,429
Big Yellow Group PLC	1,714	25,702
Bodycote PLC	2,960	30,164
British American Tobacco PLC	50,814	1,880,981
Bunzl PLC	1,957	65,353
Close Brothers Group PLC	2,484	46,926
CMC Markets PLC(a)	3,959	21,160
Coca-Cola European Partners PLC	2,381	114,929
Cranswick PLC	560	26,945
Croda International PLC	810	73,033
Daily Mail & General Trust PLC Class A Non-Voting Shares	3,532	35,969
DCC PLC	558	39,496
easyJet PLC	10,647	120,797
FDM Group Holdings PLC	1,183	18,176
Ferrexpo PLC	21,873	84,495
Fevertree Drinks PLC	302	10,432
Fresnillo PLC	2,110	32,578
Games Workshop Group PLC	239	36,591
GlaxoSmithKline PLC	87,056	1,596,995
Hargreaves Lansdown PLC	5,309	110,671
Hikma Pharmaceuticals PLC	866	29,808
HomeServe PLC	1,949	27,308
IMI PLC	3,239	51,581
Intertek Group PLC	863	66,628
Johnson Matthey PLC	512	16,972
Jupiter Fund Management PLC	12,724	49,118
Linde PLC	2,664	694,281
London Stock Exchange Group PLC	796	98,015
Moneysupermarket.com Group PLC	5,307	18,905
Persimmon PLC	1,599	60,480
Quilter PLC(a)	24,756	51,979
RELX PLC	16,546	405,419
Rio Tinto PLC	24,921	1,863,396
Sage Group PLC (The)	10,044	79,907
Segro PLC	7,351	95,219
Smith & Nephew PLC	5,516	113,855
Smiths Group PLC	3,058	62,890
Spirax-Sarco Engineering PLC	344	53,113
Tate & Lyle PLC	8,045	74,164
Ultra Electronics Holdings PLC	779	22,064
Unilever PLC	21,331	1,287,456
WM Morrison Supermarkets PLC	27,772	67,327

Total United Kingdom		10,530,614

TOTAL COMMON STOCKS (Cost: $35,607,013)		40,942,533

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/25/21* (Cost: $1,853)	9,128	1,865

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $70,897)	70,897	70,897

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $35,679,763)		41,015,295
Other Assets less Liabilities - 0.3%		141,360

NET ASSETS - 100.0%		$41,156,655

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $78,517 and the total market value of the collateral held by the Fund was $82,531. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,634.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$40,942,533	$—	$—	$40,942,533
Rights	—	1,865	—	1,865
Investment of Cash Collateral for Securities Loaned	—	70,897	—	70,897

Total Investments in Securities	$40,942,533	$72,762	$—	$41,015,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Austria - 1.1%
AT&S Austria Technologie & Systemtechnik AG	48,829	$1,559,337
Schoeller-Bleckmann Oilfield Equipment AG	47,643	1,812,931

Total Austria		3,372,268

Belgium - 2.1%
Bekaert S.A.	46,553	1,547,031
Fagron	34,991	813,451
Orange Belgium S.A.	58,205	1,552,525
Recticel S.A.	75,691	992,798
Xior Student Housing N.V.	23,704	1,424,049

Total Belgium		6,329,854

Denmark - 4.6%
Chemometec A/S	48,592	4,616,779
D/S Norden A/S	138,435	2,494,037
NNIT A/S(a)	27,684	553,362
Per Aarsleff Holding A/S	50,266	2,549,036
Scandinavian Tobacco Group A/S Class A(a)	200,733	3,434,915

Total Denmark		13,648,129

Finland - 5.8%
Kamux Corp.	61,412	1,021,913
Oriola Oyj Class B	266,426	620,024
Raisio Oyj Class V	103,713	404,805
Revenio Group Oyj	27,131	1,669,765
Rovio Entertainment Oyj(a)(b)	157,781	1,218,164
Talenom Oyj(b)	61,800	1,138,011
Terveystalo Oyj(a)	174,808	2,147,419
Tokmanni Group Corp.	115,176	2,288,599
Uponor Oyj	114,744	2,549,573
Verkkokauppa.com Oyj	138,296	1,204,790
YIT Oyj(b)	453,820	2,738,599

Total Finland		17,001,662

France - 4.1%
Albioma S.A.	60,820	3,497,566
Chargeurs S.A.	55,339	1,191,697
Derichebourg S.A.	199,545	1,435,621
IPSOS	67,708	2,286,498
Kaufman & Broad S.A.	47,285	2,117,513
Quadient S.A.	76,713	1,476,452

Total France		12,005,347

Germany - 5.6%
Bilfinger SE	24,961	789,791
CropEnergies AG	172,638	2,513,652
DIC Asset AG	164,635	2,711,371
Eckert & Ziegler Strahlen- und Medizintechnik AG	17,252	946,513
Elmos Semiconductor SE	29,191	980,422
GFT Technologies SE	67,472	985,711
Hamburger Hafen und Logistik AG	92,653	2,090,461
Indus Holding AG	24,413	958,844
Jenoptik AG	28,049	862,102
VERBIO Vereinigte BioEnergie AG	81,401	3,057,664
Wuestenrot & Wuerttembergische AG	28,484	575,748

Total Germany		16,472,279

Ireland - 1.7%
Hibernia REIT PLC	1,537,162	2,170,437
Irish Continental Group PLC(b)	203,946	1,122,922
Kenmare Resources PLC	98,450	421,223
Total Produce PLC	822,058	1,379,997

Total Ireland		5,094,579

Italy - 8.2%
Anima Holding SpA(a)	1,224,740	5,817,295
Ascopiave SpA	199,857	888,885
Cementir Holding N.V.	81,064	659,586
Danieli & C. Officine Meccaniche SpA(b)	38,031	669,142
Danieli & C. Officine Meccaniche SpA RSP	62,659	735,998
Datalogic SpA(b)	140,804	2,411,930
Falck Renewables SpA	330,010	2,660,935
Fiera Milano SpA(b)	387,396	1,346,155
Immobiliare Grande Distribuzione SIIQ SpA	236,539	1,041,902
La Doria SpA	29,495	493,692
Piaggio & C. SpA	1,522,479	5,022,187
RAI Way SpA(a)	271,664	1,814,874
Zignago Vetro SpA	30,982	518,582

Total Italy		24,081,163

Netherlands - 1.8%
ForFarmers N.V.	135,986	888,499
TKH Group N.V. CVA	92,952	4,496,940

Total Netherlands		5,385,439

Norway - 12.6%
ABG Sundal Collier Holding ASA	549,902	409,763
American Shipping Co. ASA*	83,836	276,126
Atea ASA*	96,632	1,367,889
Austevoll Seafood ASA	339,345	3,475,909
Bonheur ASA	72,946	2,061,789
Borregaard ASA	194,378	3,219,220
Elkem ASA(a)	910,167	3,016,899
Europris ASA(a)	808,854	4,827,456
Fjordkraft Holding ASA(a)	488,800	4,778,416
Kid ASA(a)	73,268	816,376
Norway Royal Salmon ASA	27,764	695,888
Selvaag Bolig ASA	53,851	364,166
SpareBank 1 Nord Norge	144,061	1,255,199
SpareBank 1 SMN	194,519	2,217,375
Sparebanken Vest	62,539	528,831
TGS NOPEC Geophysical Co. ASA	514,560	7,975,065

Total Norway		37,286,367

Portugal - 1.6%
Altri, SGPS, S.A.(b)	531,865	3,357,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2020

Investments	Shares	Value
Corticeira Amorim, SGPS, S.A.	34,284	$486,599
Semapa-Sociedade de Investimento e Gestao	90,967	1,001,724

Total Portugal		4,846,262

Spain - 2.0%
ContourGlobal PLC(a)	314,194	923,398
Ercros S.A.	151,806	400,275
Faes Farma S.A.	566,278	2,418,114
Global Dominion Access S.A.*(a)	239,294	1,100,883
Miquel y Costas & Miquel S.A.	55,203	994,242

Total Spain		5,836,912

Sweden - 10.0%
AcadeMedia AB(a)	164,896	1,706,676
Akelius Residential Property AB Class D(b)	373,603	706,711
Alimak Group AB(a)	65,856	1,050,482
Arjo AB Class B	314,842	2,409,461
BioGaia AB Class B	16,416	1,073,405
Catena AB	78,542	3,682,007
CTT Systems AB(b)	36,902	683,890
Dustin Group AB(a)(b)	290,505	2,263,891
Instalco AB	67,316	2,057,378
Klovern AB Class B(b)	1,214,894	2,298,854
Lagercrantz Group AB Class B	158,982	1,471,240
LeoVegas AB(a)	346,946	1,474,380
Lindab International AB	57,716	1,197,534
Midsona AB Class B(b)	68,992	653,582
MIPS AB	21,596	1,354,262
Platzer Fastigheter Holding AB Class B(b)	117,481	1,536,363
Ratos AB Class B	568,233	2,662,462
Troax Group AB	47,790	1,118,439

Total Sweden		29,401,017

Switzerland - 7.9%
Bobst Group S.A., Registered Shares	28,559	1,726,883
Comet Holding AG, Registered Shares	7,130	1,598,695
EFG International AG*	165,277	1,084,458
Huber + Suhner AG, Registered Shares	38,348	3,032,440
Implenia AG, Registered Shares(b)	54,454	1,480,937
Kardex Holding AG, Registered Shares	26,139	5,724,883
Kudelski S.A., Bearer Shares(b)	118,033	460,675
Mobilezone Holding AG, Registered Shares	197,876	2,256,451
Swissquote Group Holding S.A., Registered Shares	25,240	2,452,759
Valiant Holding AG, Registered Shares	22,435	2,195,404
Zehnder Group AG	19,218	1,284,896

Total Switzerland		23,298,481

United Kingdom - 30.4%
Aggreko PLC	156,747	1,341,300
Anglo Asian Mining PLC	384,583	691,303
Avon Rubber PLC	14,862	642,989
Bodycote PLC	312,030	3,179,775
Brewin Dolphin Holdings PLC	892,399	3,720,586
CareTech Holdings PLC	87,389	623,562
Chemring Group PLC	334,992	1,307,353
Chesnara PLC	134,050	546,054
Clinigen Group PLC	82,633	762,447
Clipper Logistics PLC	191,704	1,504,165
CLS Holdings PLC	549,942	1,687,663
CMC Markets PLC(a)	777,372	4,154,876
Craneware PLC(b)	25,216	792,787
Daily Mail & General Trust PLC Class A Non-Voting Shares	110,707	1,127,415
Devro PLC	381,568	801,153
Diversified Gas & Oil PLC	3,053,732	4,716,956
Drax Group PLC	940,125	4,819,137
EMIS Group PLC	87,187	1,289,530
FDM Group Holdings PLC	110,882	1,703,648
Ferrexpo PLC	1,593,448	6,155,488
Helical PLC	107,142	547,019
Hilton Food Group PLC	104,999	1,598,905
IG Design Group PLC	102,258	902,988
Impax Asset Management Group PLC	125,267	1,195,211
iomart Group PLC(b)	134,087	586,528
James Fisher & Sons PLC	38,586	499,496
James Halstead PLC(b)	52,353	349,232
Jupiter Fund Management PLC	1,905,292	7,354,932
Learning Technologies Group PLC	238,945	594,459
Liontrust Asset Management PLC	82,804	1,471,455
Luceco PLC(a)	177,511	621,180
Moneysupermarket.com Group PLC	1,425,407	5,077,685
NCC Group PLC	373,450	1,286,428
Nichols PLC	58,915	1,087,207
Numis Corp. PLC	95,966	444,046
PayPoint PLC	425,027	3,799,677
Polar Capital Holdings PLC	178,533	1,698,557
PZ Cussons PLC	443,597	1,394,662
Sabre Insurance Group PLC(a)	287,196	1,085,490
Serica Energy PLC	251,664	395,614
Smart Metering Systems PLC	170,921	1,661,183
Stock Spirits Group PLC	275,609	1,009,673
TalkTalk Telecom Group PLC	1,642,122	2,199,804
Telecom Plus PLC	109,208	2,140,701
TORM PLC(b)	259,886	1,922,392
TP ICAP PLC	1,620,948	5,277,926
Volex PLC	161,123	678,361
XPS Pensions Group PLC	442,863	783,956
YouGov PLC	36,545	522,031

Total United Kingdom		89,754,985

TOTAL COMMON STOCKS (Cost: $259,075,102)		293,814,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2020

Investments	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/25/21* (Cost: $114,924)	566,278	$115,709

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(c) (Cost: $117,713)	2,290	145,598

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $7,110,105)	7,110,105	7,110,105

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $266,417,844)		301,186,156
Other Assets less Liabilities - (1.9)%		(5,753,861)

NET ASSETS - 100.0%		$295,432,295

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,051,516 and the total market value of the collateral held by the Fund was $14,850,489. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,740,384.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree International MidCap Dividend Fund	$4,217,400	$1,507,735	$5,832,281	$261,309	$(8,565)	$145,598	$23,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$293,814,744	$—	$—	$293,814,744
Rights	—	115,709	—	115,709
Exchange-Traded Fund	145,598	—	—	145,598
Investment of Cash Collateral for Securities Loaned	—	7,110,105	—	7,110,105

Total Investments in Securities	$293,960,342	$7,225,814	$—	$301,186,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.1%

Germany - 100.1%

Air Freight & Logistics - 5.2%
Deutsche Post AG, Registered Shares	31,025	$1,537,406

Auto Components - 2.3%
Continental AG	4,651	690,001

Automobiles - 10.2%
Bayerische Motoren Werke AG	15,003	1,325,920
Daimler AG, Registered Shares	13,615	962,702
Volkswagen AG	3,558	740,512

Total Automobiles		3,029,134

Capital Markets - 1.7%
Deutsche Boerse AG	3,065	522,213

Chemicals - 12.3%
BASF SE	26,192	2,074,096
Covestro AG(a)	5,826	359,842
Evonik Industries AG	18,646	608,686
Fuchs Petrolub SE	1,162	53,814
LANXESS AG	3,859	296,332
Symrise AG	2,005	265,929
Wacker Chemie AG	178	25,427

Total Chemicals		3,684,126

Construction Materials - 1.0%
HeidelbergCement AG	3,823	286,364

Diversified Financial Services - 0.1%
GRENKE AG	647	30,731

Diversified Telecommunication Services - 5.8%
Deutsche Telekom AG, Registered Shares	95,254	1,742,976

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	234	7,192

Food & Staples Retailing - 1.1%
METRO AG	29,940	336,878

Food Products - 0.1%
Suedzucker AG	1,903	27,173

Health Care Equipment & Supplies - 2.6%
Carl Zeiss Meditec AG, Bearer Shares	294	39,174
Eckert & Ziegler Strahlen- und Medizintechnik AG	117	6,419
Siemens Healthineers AG(a)	14,130	725,782
STRATEC SE	62	9,316

Total Health Care Equipment & Supplies		780,691

Health Care Providers & Services - 3.3%
Fresenius Medical Care AG & Co. KGaA	5,863	489,245
Fresenius SE & Co. KGaA	10,986	508,642

Total Health Care Providers & Services		997,887

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KgaA	214	20,580

Household Products - 1.4%
Henkel AG & Co. KGaA	4,434	427,779

Independent Power & Renewable Electricity Producers - 1.7%
Encavis AG	1,710	44,670
Uniper SE	13,048	450,848

Total Independent Power & Renewable Electricity Producers		495,518

Industrial Conglomerates - 7.0%
Rheinmetall AG	2,813	297,995
Siemens AG, Registered Shares	12,429	1,787,186

Total Industrial Conglomerates		2,085,181

Insurance - 14.3%
Allianz SE, Registered Shares	8,423	2,068,406
Hannover Rueck SE	3,634	579,364
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4,131	1,227,229
Talanx AG	9,873	383,664

Total Insurance		4,258,663

IT Services - 0.9%
Bechtle AG	1,127	246,003
CANCOM SE	296	16,428

Total IT Services		262,431

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	249	26,734

Machinery - 3.4%
Duerr AG	1,266	51,737
GEA Group AG	5,747	205,889
KION Group AG	37	3,222
Knorr-Bremse AG	3,436	469,516
Krones AG	272	21,982
Rational AG	283	263,680

Total Machinery		1,016,026

Marine - 0.6%
Hapag-Lloyd AG(a)	1,602	180,136

Metals & Mining - 0.8%
Aurubis AG	2,946	229,467

Multi-Utilities - 5.9%
E.ON SE	114,772	1,272,851
RWE AG	11,525	487,486

Total Multi-Utilities		1,760,337

Oil, Gas & Consumable Fuels - 0.1%
CropEnergies AG	1,835	26,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2020

Investments	Shares	Value
Personal Products - 0.9%
Beiersdorf AG	2,271	$262,419

Pharmaceuticals - 6.8%
Bayer AG, Registered Shares	29,855	1,759,058
Merck KGaA	1,547	265,659

Total Pharmaceuticals		2,024,717

Real Estate Management & Development - 0.1%
PATRIZIA AG	808	25,951

Semiconductors & Semiconductor Equipment - 2.7%
Infineon Technologies AG	12,348	474,252
Siltronic AG	2,083	326,483

Total Semiconductors & Semiconductor Equipment		800,735

Software - 6.1%
Nemetschek SE	485	35,843
SAP SE	13,264	1,740,091
Software AG	1,061	43,281

Total Software		1,819,215

Specialty Retail - 0.1%
Hornbach Baumarkt AG	499	21,858
Hornbach Holding AG & Co. KGaA	232	22,340

Total Specialty Retail		44,198

Trading Companies & Distributors - 1.3%
Brenntag AG	4,832	374,478

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	1,917	43,252

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $27,840,397)		29,857,307
Other Assets less Liabilities - (0.1)%		(39,509)

NET ASSETS - 100.0%		$29,817,798

(a )

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2021	1,667,159	EUR	2,039,929	USD	$—	$(22)
Bank of America N.A.	1/6/2021	1,667,159	EUR	2,039,929	USD	—	(22)
Bank of America N.A.	1/6/2021	2,056,416	USD	1,717,136	EUR	—	(44,642)
Bank of America N.A.	2/3/2021	2,087,614	USD	1,705,071	EUR	—	(96)
Bank of America N.A.	2/3/2021	2,087,614	USD	1,705,071	EUR	—	(96)
Bank of Montreal	1/6/2021	1,667,246	EUR	2,039,929	USD	85	—
Bank of Montreal	1/6/2021	2,056,416	USD	1,717,150	EUR	—	(44,659)
Bank of Montreal	2/3/2021	2,087,614	USD	1,705,174	EUR	—	(222)
Canadian Imperial Bank of Commerce	1/6/2021	1,667,254	EUR	2,039,929	USD	95	—
Canadian Imperial Bank of Commerce	1/6/2021	2,056,416	USD	1,717,220	EUR	—	(44,745)
Canadian Imperial Bank of Commerce	2/3/2021	2,087,614	USD	1,705,148	EUR	—	(190)
Citibank N.A.	1/6/2021	192,669	EUR	235,536	USD	211	—
Citibank N.A.	1/6/2021	1,667,119	EUR	2,039,929	USD	—	(71)
Citibank N.A.	1/6/2021	1,667,119	EUR	2,039,929	USD	—	(71)
Citibank N.A.	1/6/2021	4,700,388	USD	3,924,886	EUR	—	(102,034)
Citibank N.A.	1/6/2021	2,056,416	USD	1,717,126	EUR	—	(44,630)
Citibank N.A.	2/3/2021	2,087,614	USD	1,705,031	EUR	—	(47)
Citibank N.A.	2/3/2021	2,087,614	USD	1,705,031	EUR	—	(47)
Credit Suisse International	1/6/2021	1,667,141	EUR	2,039,929	USD	—	(44)
Credit Suisse International	1/6/2021	2,056,416	USD	1,717,229	EUR	—	(44,756)
Credit Suisse International	2/3/2021	2,087,614	USD	1,705,171	EUR	—	(219)
Goldman Sachs	1/6/2021	1,667,197	EUR	2,039,929	USD	25	—
Goldman Sachs	1/6/2021	476,343	EUR	582,838	USD	7	—
Goldman Sachs	1/6/2021	2,056,416	USD	1,717,162	EUR	—	(44,673)
Goldman Sachs	2/3/2021	596,464	USD	487,173	EUR	—	(37)
Goldman Sachs	2/3/2021	2,087,614	USD	1,705,099	EUR	—	(130)
HSBC Holdings PLC	1/6/2021	1,667,171	EUR	2,039,929	USD	—	(7)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2020

HSBC Holdings PLC	1/6/2021	2,056,416	USD	1,717,179	EUR	—	(44,694)
HSBC Holdings PLC	2/3/2021	2,087,614	USD	1,705,114	EUR	—	(149)
JP Morgan Chase Bank N.A.	1/6/2021	1,667,178	EUR	2,039,929	USD	1	—
JP Morgan Chase Bank N.A.	1/6/2021	2,056,416	USD	1,717,139	EUR	—	(44,645)
JP Morgan Chase Bank N.A.	2/3/2021	2,087,614	USD	1,705,077	EUR	—	(103)
Royal Bank of Canada	1/6/2021	1,667,133	EUR	2,039,929	USD	—	(54)
Royal Bank of Canada	1/6/2021	2,056,416	USD	1,717,140	EUR	—	(44,647)
Royal Bank of Canada	2/3/2021	2,087,614	USD	1,705,038	EUR	—	(55)
Societe Generale	1/6/2021	1,667,222	EUR	2,039,929	USD	55	—
Societe Generale	1/6/2021	2,056,416	USD	1,717,200	EUR	—	(44,721)
Societe Generale	2/3/2021	2,087,614	USD	1,705,260	EUR	—	(328)
Standard Chartered Bank	1/6/2021	1,667,153	EUR	2,039,929	USD	—	(29)
Standard Chartered Bank	1/6/2021	2,056,416	USD	1,717,272	EUR	—	(44,808)
Standard Chartered Bank	2/3/2021	2,087,614	USD	1,705,010	EUR	—	(21)
UBS AG	1/6/2021	1,667,166	EUR	2,039,929	USD	—	(14)
UBS AG	1/6/2021	2,056,416	USD	1,717,153	EUR	—	(44,663)
UBS AG	2/3/2021	2,087,614	USD	1,705,113	EUR	—	(147)

						$479	$(640,538)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$29,857,307	$—	$—	$29,857,307

Total Investments in Securities	$29,857,307	$—	$—	$29,857,307

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	479	—	479
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(640,538)	—	(640,538)

Total—Net	$29,857,307	$(640,059)	$—	$29,217,248

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 7.7%
Breville Group Ltd.	13,153	$259,523
CSL Ltd.	20,868	4,559,990
Domino’s Pizza Enterprises Ltd.	11,262	753,277
Evolution Mining Ltd.	318,817	1,227,616
Mineral Resources Ltd.	52,410	1,514,560
Netwealth Group Ltd.(a)	11,308	139,090
Northern Star Resources Ltd.	46,385	454,213
Rio Tinto Ltd.	157,836	13,863,831
WiseTech Global Ltd.	2,258	53,578

Total Australia		22,825,678

Belgium - 0.1%
Melexis N.V.	4,338	424,090

Brazil - 0.6%
Engie Brasil Energia S.A.	92,113	779,224
Equatorial Energia S.A.	75,944	338,620
Hapvida Participacoes e Investimentos S.A.(b)	17,840	52,412
Localiza Rent a Car S.A.	18,916	251,099
Lojas Renner S.A.	16,745	140,364
Magazine Luiza S.A.	38,578	185,307

Total Brazil		1,747,026

Canada - 7.7%
Alimentation Couche-Tard, Inc. Class B	30,855	1,050,620
B2Gold Corp.	82,076	459,342
Canadian National Railway Co.	79,901	8,776,567
Canadian Pacific Railway Ltd.(a)	8,483	2,939,952
CCL Industries, Inc. Class B	16,282	738,569
CI Financial Corp.(a)	69,473	860,505
Constellation Software, Inc.	540	700,610
Enghouse Systems Ltd.	1,560	75,490
Metro, Inc.	23,864	1,063,952
Northland Power, Inc.(a)	33,121	1,187,312
Restaurant Brands International, Inc.(a)	73,712	4,503,144
Topicus.com, Inc.*	1,004	3,794
Toromont Industries Ltd.	7,593	531,629

Total Canada		22,891,486

China - 5.0%
A-Living Smart City Services Co., Ltd. Class H(a)(b)	12,750	56,565
ANTA Sports Products Ltd.	41,000	649,858
Ausnutria Dairy Corp., Ltd.*	16,000	26,867
China East Education Holdings Ltd.(a)(b)	40,500	97,361
China Feihe Ltd.(b)	278,000	651,093
China Medical System Holdings Ltd.	122,000	136,257
China Meidong Auto Holdings Ltd.	34,000	138,125
China Overseas Property Holdings Ltd.	120,000	62,524
Country Garden Services Holdings Co., Ltd.	17,000	114,995
CSPC Pharmaceutical Group Ltd.	627,968	642,234
Dali Foods Group Co., Ltd.(b)	539,000	307,946
ENN Energy Holdings Ltd.	89,300	1,310,619
Fu Shou Yuan International Group Ltd.	113,000	106,094
Greentown Service Group Co., Ltd.	98,000	120,954
Health & Happiness H&H International Holdings Ltd.	29,500	109,191
Li Ning Co., Ltd.	51,500	354,011
Logan Group Co., Ltd.	179,000	293,183
Midea Real Estate Holding Ltd.(a)(b)	159,400	356,056
S-Enjoy Service Group Co., Ltd.*	14,000	32,067
Seazen Group Ltd.*	628,000	522,399
Shenzhou International Group Holdings Ltd.	59,100	1,158,547
Sino Biopharmaceutical Ltd.	153,875	148,837
SITC International Holdings Co., Ltd.	301,000	649,837
Sunny Optical Technology Group Co., Ltd.	14,500	317,346
Tencent Holdings Ltd.	66,200	4,815,260
Topsports International Holdings Ltd.(b)	139,000	207,948
WuXi AppTec Co., Ltd. Class H(a)(b)	3,900	76,352
Xinyi Solar Holdings Ltd.	371,428	970,024
Yihai International Holding Ltd.*	3,000	44,494
Zhongliang Holdings Group Co., Ltd.(a)	537,000	358,746
Zhongsheng Group Holdings Ltd.	18,800	133,959

Total China		14,969,749

Denmark - 5.5%
Ambu A/S Class B(a)	3,272	141,562
Coloplast A/S Class B	15,010	2,293,630
DSV Panalpina A/S	4,952	830,285
GN Store Nord A/S	4,497	360,144
Novo Nordisk A/S Class B	147,605	10,351,882
Novozymes A/S Class B	18,381	1,055,997
Royal Unibrew A/S	6,580	764,268
SimCorp A/S	3,543	527,359

Total Denmark		16,325,127

Finland - 2.7%
Neste Oyj	99,257	7,184,739
Orion Oyj Class B	18,552	851,905

Total Finland		8,036,644

France - 2.5%
Gaztransport Et Technigaz S.A.	8,556	829,120
Hermes International	4,339	4,669,782
Sartorius Stedim Biotech	1,056	376,250
Trigano S.A.(a)	2,087	369,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2020

Investments	Shares	Value
Verallia S.A.(b)	33,933	$1,206,119

Total France		7,451,025

Germany - 1.4%
Bechtle AG	1,676	365,840
CompuGroup Medical SE & Co. KgaA	1,577	151,662
Dermapharm Holding SE	3,767	262,535
Fuchs Petrolub SE	8,736	404,576
Knorr-Bremse AG	19,666	2,687,281
Softwareone Holding AG*	7,593	225,054

Total Germany		4,096,948

Hong Kong - 0.3%
China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A(a)	112,000	99,378
Chow Tai Fook Jewellery Group Ltd.	292,200	367,424
Vitasoy International Holdings Ltd.(a)	90,000	350,535

Total Hong Kong		817,337

India - 7.9%
Aarti Industries Ltd.	4,205	71,062
Alembic Pharmaceuticals Ltd.	2,602	36,813
Alkem Laboratories Ltd.	888	35,563
Asian Paints Ltd.	15,171	573,993
Aurobindo Pharma Ltd.	8,199	103,380
Bajaj Auto Ltd.	17,418	821,001
Balkrishna Industries Ltd.	6,912	155,736
Bayer CropScience Ltd.	594	44,241
Berger Paints India Ltd.	6,726	69,909
Bharat Electronics Ltd.	222,904	365,927
Cadila Healthcare Ltd.	9,920	64,726
Colgate-Palmolive India Ltd.	17,026	364,731
Coromandel International Ltd.	11,889	132,546
Dabur India Ltd.	23,805	173,974
Divi’s Laboratories Ltd.	2,069	108,788
Dr. Reddy’s Laboratories Ltd.	1,994	142,046
Eicher Motors Ltd.	5,149	178,350
Endurance Technologies Ltd.(b)	350	6,459
GAIL India Ltd.	846,889	1,428,529
Havells India Ltd.	8,673	108,746
HCL Technologies Ltd.	38,437	497,720
HDFC Asset Management Co., Ltd.(b)	5,217	208,344
Hero MotoCorp., Ltd.	20,161	858,120
Hindustan Unilever Ltd.	56,634	1,856,654
ICICI Lombard General Insurance Co., Ltd.*(b)	5,194	108,110
ICICI Securities Ltd.(b)	11,597	73,438
Indraprastha Gas Ltd.	18,288	125,733
Infosys Ltd.	283,215	4,867,573
ITC Ltd.	1,022,348	2,924,292
JSW Steel Ltd.	68,891	365,068
Jubilant Foodworks Ltd.	1,204	45,992
L&T Technology Services Ltd.(b)	1,829	58,564
Larsen & Toubro Infotech Ltd.(b)	2,296	114,992
Marico Ltd.	63,637	350,682
Maruti Suzuki India Ltd.	4,756	497,916
Mphasis Ltd.	9,165	193,159
Muthoot Finance Ltd.	8,596	142,415
Natco Pharma Ltd.	4,930	64,905
Nestle India Ltd.	502	126,348
Nippon Life India Asset Management Ltd.(b)	25,257	102,801
NMDC Ltd.	394,589	618,068
Page Industries Ltd.	91	34,386
Petronet LNG Ltd.	72,986	247,324
Pidilite Industries Ltd.	7,017	169,563
Sanofi India Ltd.	727	82,851
SRF Ltd.	858	65,452
Sun TV Network Ltd.	4,849	31,904
Supreme Industries Ltd.	4,836	107,876
Tata Consultancy Services Ltd.	51,530	2,018,921
Tech Mahindra Ltd.	53,377	710,938
Titan Co., Ltd.	4,555	97,696
Torrent Pharmaceuticals Ltd.	1,400	53,701
Torrent Power Ltd.	44,347	192,640
UPL Ltd.	20,549	131,153
Varun Beverages Ltd.	7,205	90,329
Voltas Ltd.	8,352	94,376
Whirlpool of India Ltd.	1,161	41,773

Total India		23,358,297

Indonesia - 1.4%
Mayora Indah Tbk PT	280,700	54,142
Telkom Indonesia Persero Tbk PT	15,541,800	3,661,449
Tower Bersama Infrastructure Tbk PT	1,470,900	170,645
Unilever Indonesia Tbk PT	434,900	227,510

Total Indonesia		4,113,746

Israel - 0.1%
Strauss Group Ltd.	14,208	426,488

Italy - 1.4%
Carel Industries SpA(b)	4,591	107,740
DiaSorin SpA	1,127	234,558
Ferrari N.V.	8,832	2,038,626
Interpump Group SpA	5,974	294,864
Recordati Industria Chimica e Farmaceutica SpA	21,893	1,214,263
Reply SpA	1,436	167,444

Total Italy		4,057,495

Japan - 14.7%
Advantest Corp.	14,700	1,100,596
Asahi Intecc Co., Ltd.	7,900	288,087
Astellas Pharma, Inc.	249,300	3,848,944
BayCurrent Consulting, Inc.	500	87,607
Benefit One, Inc.	11,800	348,588
Capcom Co., Ltd.	10,400	674,900
Chugai Pharmaceutical Co., Ltd.(a)	92,700	4,940,947
CyberAgent, Inc.	4,000	275,461
Daifuku Co., Ltd.	4,900	605,589
Elecom Co., Ltd.	4,000	206,499
Fancl Corp.	9,000	358,710
Fast Retailing Co., Ltd.	5,000	4,478,183
GMO Payment Gateway, Inc.	2,500	335,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2020

Investments	Shares	Value
Goldwin, Inc.(a)	2,400	$158,303
GungHo Online Entertainment, Inc.(a)	9,900	221,311
Hoya Corp.	14,800	2,045,581
Infocom Corp.	1,600	52,535
Infomart Corp.	4,100	39,076
IR Japan Holdings Ltd.	400	63,848
Kakaku.com, Inc.	23,200	635,924
Kaken Pharmaceutical Co., Ltd.	3,300	127,372
Katitas Co., Ltd.	3,900	125,599
Kobe Bussan Co., Ltd.(a)	6,600	203,283
Kose Corp.	6,300	1,073,950
Kusuri no Aoki Holdings Co., Ltd.	600	52,245
Lasertec Corp.	3,100	363,611
M3, Inc.	6,900	651,138
Maruwa Unyu Kikan Co., Ltd.(a)	2,600	55,427
MonotaRO Co., Ltd.	7,900	401,714
Nexon Co., Ltd.	10,700	329,566
Nifco, Inc.	14,600	572,008
Nihon M&A Center, Inc.	7,500	501,235
Obic Co., Ltd.	5,300	1,064,158
Oracle Corp.	9,000	1,172,454
Otsuka Corp.	24,600	1,298,562
Pigeon Corp.(a)	12,300	506,916
Seria Co., Ltd.	7,300	267,974
Shionogi & Co., Ltd.	24,600	1,342,641
Sushiro Global Holdings Ltd.	3,100	118,601
Sysmex Corp.	6,200	744,637
TechnoPro Holdings, Inc.	3,900	322,970
Toei Animation Co., Ltd.(a)	2,800	219,400
Tokyo Electron Ltd.	23,400	8,703,182
Workman Co., Ltd.(a)	3,200	272,749
Yamaha Corp.	18,800	1,105,293
Yaskawa Electric Corp.	16,000	795,002
ZOZO, Inc.	22,652	559,252

Total Japan		43,716,753

Malaysia - 0.2%
Hartalega Holdings Bhd	22,600	68,207
Press Metal Aluminium Holdings Bhd	106,200	221,509
Top Glove Corp. Bhd	209,400	318,590
Westports Holdings Bhd	101,400	108,395

Total Malaysia		716,701

Mexico - 0.7%
Gruma S.A.B. de C.V. Class B	24,589	292,383
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	368,037	627,817
Wal-Mart de Mexico S.A.B. de C.V.	433,580	1,218,128

Total Mexico		2,138,328

Netherlands - 3.8%
ASML Holding N.V.	19,720	9,592,247
BE Semiconductor Industries N.V.	11,538	699,937
Euronext N.V.(b)	8,983	990,852

Total Netherlands		11,283,036

Russia - 0.8%
Mobile TeleSystems PJSC ADR	188,645	1,688,373
Polyus PJSC GDR(c)	7,822	788,457

Total Russia		2,476,830

Singapore - 0.6%
Singapore Exchange Ltd.	252,800	1,775,042

South Africa - 0.5%
Anglo American Platinum Ltd.	6,966	684,400
AngloGold Ashanti Ltd.	8,658	201,892
SPAR Group Ltd. (The)	40,612	524,047

Total South Africa		1,410,339

South Korea - 1.6%
Douzone Bizon Co., Ltd.	588	56,294
LG Household & Health Care Ltd.	382	569,677
NCSoft Corp.	655	561,360
SK Hynix, Inc.*	30,614	3,339,555
SK Materials Co., Ltd.	533	175,557

Total South Korea		4,702,443

Sweden - 2.1%
AddTech AB Class B	6,699	88,912
Atlas Copco AB Class B	54,373	2,438,411
Beijer Ref AB	8,422	385,999
Epiroc AB Class B	42,175	713,825
EQT AB	37,521	961,263
Evolution Gaming Group AB(b)	10,286	1,045,565
Lifco AB Class B	5,131	492,948
Mycronic AB	5,700	170,322

Total Sweden		6,297,245

Switzerland - 11.5%
Givaudan S.A., Registered Shares	975	4,114,203
Logitech International S.A., Registered Shares	14,510	1,410,373
Partners Group Holding AG	5,563	6,545,076
Roche Holding AG, Bearer Shares	19,140	6,712,371
Roche Holding AG Genusschein	30,110	10,525,471
Schindler Holding AG, Participation Certificate	4,654	1,256,230
SFS Group AG	4,939	586,679
Sika AG, Registered Shares	10,683	2,922,280
Temenos AG, Registered Shares	2,028	283,684

Total Switzerland		34,356,367

Taiwan - 8.1%
Accton Technology Corp.	75,000	843,476
Advantech Co., Ltd.	35,496	442,153
ASMedia Technology, Inc.	1,000	55,876
Eclat Textile Co., Ltd.	38,283	575,648
Feng TAY Enterprise Co., Ltd.	65,620	465,912
Genius Electronic Optical Co., Ltd.(a)	8,000	161,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2020

Investments	Shares	Value
Hiwin Technologies Corp.	13,391	$183,246
Largan Precision Co., Ltd.	13,000	1,478,219
Macronix International	391,000	588,629
Micro-Star International Co., Ltd.	88,000	414,976
momo.com, Inc.	2,000	45,341
Nanya Technology Corp.	191,000	590,035
Nien Made Enterprise Co., Ltd.	24,000	278,454
Novatek Microelectronics Corp.	75,000	984,946
President Chain Store Corp.	123,000	1,166,613
Realtek Semiconductor Corp.	51,000	708,787
Taiwan Semiconductor Manufacturing Co., Ltd.	702,000	13,241,512
Voltronic Power Technology Corp.	7,000	279,023
Walsin Technology Corp.	34,000	278,917
Wiwynn Corp.	6,000	150,331
Yageo Corp.	67,000	1,235,177

Total Taiwan		24,168,706

Thailand - 0.2%
Carabao Group PCL NVDR	38,900	148,667
Delta Electronics Thailand PCL NVDR	21,600	350,387
Muangthai Capital PCL NVDR*	23,000	45,294

Total Thailand		544,348

Turkey - 0.4%
Aselsan Elektronik Sanayi ve Ticaret AS	27,749	68,136
Eregli Demir ve Celik Fabrikalari T.A.S.	247,801	497,769
Ford Otomotiv Sanayi AS	12,604	213,670
Turkcell Iletisim Hizmetleri AS	180,167	390,271

Total Turkey		1,169,846

United Kingdom - 10.0%
AJ Bell PLC	7,116	42,167
Ashmore Group PLC(a)	235,178	1,386,206
Bunzl PLC	44,788	1,495,676
Games Workshop Group PLC	3,142	481,035
Gamma Communications PLC	3,291	74,003
Halma PLC	22,674	759,048
HomeServe PLC	44,084	617,671
IMI PLC	60,330	960,753
RELX PLC	382,880	9,381,543
Unilever PLC	242,586	14,563,994

Total United Kingdom		29,762,096

TOTAL COMMON STOCKS (Cost: $239,395,655)		296,059,216

EXCHANGE-TRADED FUNDS - 0.6%

United States - 0.6%
WisdomTree Emerging Markets High Dividend Fund(a)(d)	16,714	687,614
WisdomTree International Equity Fund(d)	20,297	1,027,637

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,545,401)		1,715,251

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(e) (Cost: $4,577,549)	4,577,549	4,577,549

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $245,518,605)		302,352,016
Other Assets less Liabilities - (1.6)%		(4,850,617)

NET ASSETS - 100.0%		$297,501,399

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,176,814 and the total market value of the collateral held by the Fund was $8,685,114. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,107,565.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$125,227	$8,707,408	$8,257,364	$(3,850)	$116,193	$687,614	$19,429
WisdomTree International Equity Fund	190,736	13,067,797	12,263,810	(111,694)	144,608	1,027,637	19,483

Total	$315,963	$21,775,205	$20,521,174	$(115,544)	$260,801	$1,715,251	$38,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Canada	$22,887,692	$3,794	$—	$22,891,486
Other*	273,167,730	—	—	273,167,730
Exchange-Traded Funds	1,715,251	—	—	1,715,251
Investment of Cash Collateral for Securities Loaned	—	4,577,549	—	4,577,549

Total Investments in Securities	$297,770,673	$4,581,343	$—	$302,352,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 10.0%
Abacus Property Group(a)	53,308	$118,058
BWP Trust	56,751	193,560
Centuria Industrial REIT	52,623	125,474
Charter Hall Group	32,776	372,039
Charter Hall Long Wale REIT	61,102	219,245
Charter Hall Retail REIT	79,517	225,189
Cromwell Property Group(a)	423,917	284,591
Dexus	158,039	1,146,338
Goodman Group	102,528	1,496,079
Growthpoint Properties Australia Ltd.(a)	49,311	132,797
Ingenia Communities Group	22,347	84,841
Mirvac Group	420,121	855,852
Shopping Centres Australasia Property Group	144,303	280,606
Stockland	376,448	1,214,232
Waypoint REIT	164,261	346,033

Total Australia		7,094,934

Austria - 0.4%
CA Immobilien Anlagen AG	7,247	277,983

Belgium - 2.3%
Aedifica S.A.	3,193	384,038
Befimmo S.A.	3,310	147,013
Cofinimmo S.A.	4,597	685,083
Warehouses De Pauw CVA	12,543	433,706

Total Belgium		1,649,840

Canada - 3.0%
Allied Properties Real Estate Investment Trust	7,734	229,652
Altus Group Ltd.	1,903	73,401
Canadian Apartment Properties REIT	6,722	263,762
Choice Properties Real Estate Investment Trust	35,605	363,596
CT Real Estate Investment Trust	11,851	145,765
Dream Industrial Real Estate Investment Trust	11,667	120,425
First Capital Real Estate Investment Trust	15,939	169,524
FirstService Corp.(a)	670	91,623
Granite Real Estate Investment Trust	2,754	168,396
InterRent Real Estate Investment Trust	7,122	76,531
Killam Apartment Real Estate Investment Trust	8,055	108,180
NorthWest Healthcare Properties Real Estate Investment Trust	14,741	145,790
Summit Industrial Income REIT	8,104	86,829
Tricon Residential, Inc.(a)	13,449	120,661

Total Canada		2,164,135

Chile - 0.2%
Cencosud Shopping S.A.	64,860	103,931
Parque Arauco S.A.	44,726	73,211

Total Chile		177,142

China - 18.5%
Agile Group Holdings Ltd.	484,000	644,181
C&D International Investment Group Ltd.(a)	62,000	95,952
C&D Property Management Group Co., Ltd.*(a)	49,060	19,614
Central China Real Estate Ltd.	283,000	131,393
China Aoyuan Group Ltd.	257,000	249,912
China Jinmao Holdings Group Ltd.	771,000	354,981
China Overseas Grand Oceans Group Ltd.	260,000	139,492
China Overseas Land & Investment Ltd.	509,549	1,107,965
China Resources Land Ltd.	392,000	1,617,777
China SCE Group Holdings Ltd.	312,000	128,762
China Vanke Co., Ltd. Class H	205,000	707,229
CIFI Holdings Group Co., Ltd.	617,900	523,560
Country Garden Holdings Co., Ltd.	1,226,972	1,696,337
Dexin China Holdings Co., Ltd.*	239,000	91,237
Greentown China Holdings Ltd.(a)	45,000	65,812
Hopson Development Holdings Ltd.	82,000	208,970
Jiayuan International Group Ltd.	186,000	73,643
Kaisa Group Holdings Ltd.*(a)	197,000	97,308
KWG Group Holdings Ltd.	402,500	549,204
Logan Group Co., Ltd.	154,000	252,236
Longfor Group Holdings Ltd.(b)	202,500	1,185,669
Midea Real Estate Holding Ltd.(a)(b)	55,400	123,749
Powerlong Real Estate Holdings Ltd.	245,000	169,045
Redsun Properties Group Ltd.	181,000	63,027
Seazen Group Ltd.*	266,000	221,271
Shenzhen Investment Ltd.	540,000	185,250
Shimao Group Holdings Ltd.	146,000	465,085
Sunac China Holdings Ltd.	300,271	1,109,483
Times China Holdings Ltd.	179,000	248,860
Yuexiu Property Co., Ltd.	1,081,000	217,487
Yuzhou Group Holdings Co., Ltd.	497,000	179,472
Zhenro Properties Group Ltd.(a)	115,700	69,684
Zhongliang Holdings Group Co., Ltd.(a)	161,500	107,891

Total China		13,101,538

Finland - 0.3%
Kojamo Oyj	10,053	222,636

France - 2.3%
Cromwell European Real Estate Investment Trust	276,600	162,448
Gecina S.A.	6,720	1,038,471
Nexity S.A.	9,848	427,276

Total France		1,628,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2020

Investments	Shares	Value
Germany - 11.5%
alstria office REIT-AG	31,749	$574,928
Deutsche Wohnen SE, Bearer Shares	28,504	1,523,736
LEG Immobilien AG	7,901	1,228,323
PATRIZIA AG	2,325	74,675
TAG Immobilien AG*	17,857	565,887
Vonovia SE	57,097	4,174,895

Total Germany		8,142,444

Hong Kong - 13.5%
Champion REIT	339,000	198,052
Hang Lung Group Ltd.	98,649	245,291
Hang Lung Properties Ltd.	180,283	475,478
Henderson Land Development Co., Ltd.	219,915	857,952
Hui Xian REIT	587,634	163,718
Hysan Development Co., Ltd.	93,115	341,652
Kowloon Development Co., Ltd.	90,000	94,018
Link REIT	261,014	2,376,573
New World Development Co., Ltd.	201,013	935,867
Sino Land Co., Ltd.	433,735	564,974
Sun Hung Kai Properties Ltd.	203,810	2,628,501
Swire Properties Ltd.	119,541	347,653
Wharf Holdings Ltd. (The)	70,872	190,574
Yuexiu Real Estate Investment Trust	275,900	134,501

Total Hong Kong		9,554,804

India - 0.1%
Embassy Office Parks REIT	17,800	83,856

Israel - 0.8%
Alony Hetz Properties & Investments Ltd.	13,110	183,331
Amot Investments Ltd.	39,262	219,984
Azrieli Group Ltd.	1,821	115,755
Mivne Real Estate KD Ltd.	28,662	73,913

Total Israel		592,983

Japan - 13.4%
Aeon Mall Co., Ltd.	6,630	109,296
Daito Trust Construction Co., Ltd.	17,100	1,596,629
Daiwa House Industry Co., Ltd.	61,200	1,816,231
GLP J-REIT	329	518,140
Heiwa Real Estate Co., Ltd.	2,700	97,545
Hulic Co., Ltd.(a)	44,500	488,338
Ichigo, Inc.	15,200	45,639
Invesco Office J-REIT, Inc.	1,364	199,623
Japan Retail Fund Investment Corp.(a)	364	661,402
Katitas Co., Ltd.	1,600	51,528
Kenedix, Inc.	14,500	105,051
Mitsubishi Estate Co., Ltd.	67,789	1,087,960
Mitsui Fudosan Co., Ltd.	60,008	1,254,562
Nomura Real Estate Holdings, Inc.	12,665	280,054
Open House Co., Ltd.	6,100	223,924
Relo Group, Inc.	3,500	84,682
Starts Corp., Inc.	3,000	83,278
Sumitomo Realty & Development Co., Ltd.	16,379	504,640
Tokyo Tatemono Co., Ltd.(a)	20,200	276,846

Total Japan		9,485,368

Malaysia - 0.4%
IGB Real Estate Investment Trust	183,800	78,592
KLCCP Stapled Group	58,900	103,670
Sunway Real Estate Investment Trust	216,296	80,657

Total Malaysia		262,919

Mexico - 0.4%
PLA Administradora Industrial S de RL de C.V.	126,395	194,615
Prologis Property Mexico S.A. de C.V.	54,632	122,394

Total Mexico		317,009

Norway - 0.8%
Entra ASA(b)	24,203	548,966

Philippines - 0.3%
Robinsons Land Corp.	200,447	88,487
SM Prime Holdings, Inc.	188,975	151,500

Total Philippines		239,987

Singapore - 8.9%
Ascendas India Trust	135,500	141,482
Ascendas Real Estate Investment Trust	399,036	899,729
Ascott Residence Trust(a)	285,588	233,371
CapitaLand Integrated Commercial Trust	542,400	886,456
CapitaLand Ltd.	268,889	667,314
City Developments Ltd.	21,103	127,258
Frasers Centrepoint Trust	67,118	124,927
Frasers Logistics & Commercial Trust	95,400	101,777
Keppel DC REIT	107,404	228,355
Keppel REIT	232,500	197,027
Manulife US Real Estate Investment Trust	275,472	205,227
Mapletree Commercial Trust	157,220	253,379
Mapletree Industrial Trust	224,518	490,945
Mapletree Logistics Trust	390,675	594,149
Mapletree North Asia Commercial Trust	287,000	210,638
OUE Commercial Real Estate Investment Trust	281,500	82,002
Parkway Life Real Estate Investment Trust	51,400	150,507
SPH REIT	117,700	75,252
Suntec Real Estate Investment Trust	312,728	352,563
UOL Group Ltd.	32,500	189,593
Yanlord Land Group Ltd.	139,800	118,470

Total Singapore		6,330,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2020

Investments	Shares	Value
Spain - 0.9%
Inmobiliaria Colonial Socimi S.A.	20,556	$201,839
Merlin Properties Socimi S.A.	46,584	443,443

Total Spain		645,282

Sweden - 3.0%
Atrium Ljungberg AB Class B	6,595	138,765
Castellum AB	29,967	761,531
Catena AB	1,981	92,868
Fabege AB	19,444	306,249
Hufvudstaden AB Class A	10,297	170,769
Kungsleden AB	16,844	184,796
Samhallsbyggnadsbolaget i Norden AB(a)	23,557	82,209
Wallenstam AB Class B	4,272	67,935
Wihlborgs Fastigheter AB	13,628	307,655

Total Sweden		2,112,777

Switzerland - 3.2%
Allreal Holding AG, Registered Shares	1,927	443,627
PSP Swiss Property AG, Registered Shares	3,642	487,413
Swiss Prime Site AG, Registered Shares	13,769	1,353,613

Total Switzerland		2,284,653

Taiwan - 0.4%
Farglory Land Development Co., Ltd.	94,000	188,348
Ruentex Development Co., Ltd.	46,000	66,958

Total Taiwan		255,306

Thailand - 0.5%
Central Pattana PCL NVDR	77,074	122,840
Supalai PCL NVDR	169,500	115,979
WHA Corp. PCL NVDR	1,064,100	107,973

Total Thailand		346,792

United Kingdom - 4.6%
Assura PLC	357,122	374,913
Big Yellow Group PLC	12,448	186,663
CLS Holdings PLC	20,675	63,448
Grainger PLC	29,074	112,710
Great Portland Estates PLC	14,071	128,485
Londonmetric Property PLC	83,392	261,043
Primary Health Properties PLC	106,381	222,198
Safestore Holdings PLC	18,446	196,675
Secure Income REIT PLC(a)	47,608	195,233
Segro PLC	67,267	871,324
Tritax Big Box REIT PLC	175,224	402,158
Workspace Group PLC	20,824	218,899

Total United Kingdom		3,233,749

TOTAL COMMON STOCKS (Cost: $63,574,758)		70,753,719

RIGHTS - 0.0%

Thailand - 0.0%
CPN Real Estate Investment Trust, * (Cost: $0)	40,343	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $1,359,215)	1,359,215	1,359,215

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $64,933,973)		72,112,934
Other Assets less Liabilities - (1.6)%		(1,117,834)
NET ASSETS - 100.0%		$70,995,100

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,654,143 and the total market value of the collateral held by the Fund was $2,808,105. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,448,890.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$70,753,719	$—	$—	$70,753,719
Rights	—	0	—	0
Investment of Cash Collateral for Securities Loaned	—	1,359,215	—	1,359,215

Total Investments in Securities	$70,753,719	$1,359,215	$—	$72,112,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 4.3%
AGL Energy Ltd.	3,462	$31,924
Alumina Ltd.	14,001	19,825
APA Group(a)	3,924	29,220
Aurizon Holdings Ltd.	8,808	26,507
AusNet Services	20,025	27,119
Australia & New Zealand Banking Group Ltd.	9,289	162,710
BHP Group Ltd.	11,792	386,083
BHP Group PLC	6,762	177,934
Commonwealth Bank of Australia	6,621	419,508
Dexus	4,589	33,286
Fortescue Metals Group Ltd.	28,595	516,991
Harvey Norman Holdings Ltd.(a)	5,311	19,221
JB Hi-Fi Ltd.(a)	408	15,307
Macquarie Group Ltd.	705	75,335
Magellan Financial Group Ltd.	437	18,095
Medibank Pvt Ltd.	9,000	20,904
Metcash Ltd.(a)	3,565	9,298
Mineral Resources Ltd.	855	24,708
Mirvac Group	13,229	26,949
National Australia Bank Ltd.	9,918	172,963
Origin Energy Ltd.	7,714	28,334
QBE Insurance Group Ltd.	2,929	19,279
Rio Tinto Ltd.	1,939	170,316
Spark Infrastructure Group(a)	11,360	18,496
Stockland	8,926	28,791
Telstra Corp., Ltd.	39,991	91,960
Transurban Group(a)	5,379	56,699
Wesfarmers Ltd.	3,075	119,590
Worley Ltd.	1,715	15,206

Total Australia		2,762,558

Austria - 0.2%
Oesterreichische Post AG(a)	576	20,226
OMV AG	1,596	64,442
Raiffeisen Bank International AG*	1,993	40,675

Total Austria		125,343

Belgium - 0.1%
Proximus SADP	2,025	40,163
Solvay S.A.(a)	328	38,880
Telenet Group Holding N.V.	440	18,886

Total Belgium		97,929

Brazil - 0.9%
Banco do Brasil S.A.	9,938	74,236
Banco Santander Brasil S.A.	4,332	37,389
CCR S.A.	8,626	22,370
Centrais Eletricas Brasileiras S.A.	2,438	17,212
Petrobras Distribuidora S.A.	4,466	19,027
Porto Seguro S.A.	1,006	9,490
Vale S.A.	23,668	398,476

Total Brazil		578,200

Canada - 4.0%
Bank of Montreal(a)	1,961	148,968
Bank of Nova Scotia (The)	4,590	247,874
BCE, Inc.(a)	3,196	136,545
Canadian Imperial Bank of Commerce	1,613	137,649
Canadian Natural Resources Ltd.	4,939	118,590
Enbridge, Inc.	9,919	316,957
Finning International, Inc.(a)	844	17,907
Gibson Energy, Inc.(a)	1,067	17,219
Great-West Lifeco, Inc.	3,525	83,975
Hydro One Ltd.(b)	2,326	52,308
IGM Financial, Inc.(a)	1,210	32,776
Manulife Financial Corp.	6,704	119,188
National Bank of Canada(a)	975	54,827
Nutrien Ltd.(a)	1,594	76,622
Power Corp. of Canada(a)	2,693	61,787
Rogers Communications, Inc. Class B	1,032	48,003
Royal Bank of Canada	3,615	296,776
Shaw Communications, Inc. Class B(a)	1,782	31,248
Sun Life Financial, Inc.	1,500	66,641
TC Energy Corp.(a)	3,053	124,013
TELUS Corp.	3,878	76,738
Toronto-Dominion Bank (The)	5,416	305,745

Total Canada		2,572,356

Chile - 0.1%
Banco de Chile	351,584	35,901
Enel Americas S.A.	269,350	43,979

Total Chile		79,880

China - 4.6%
Agile Group Holdings Ltd.	28,000	37,267
Agricultural Bank of China Ltd. Class H	255,074	93,426
Anhui Conch Cement Co., Ltd. Class H	9,000	56,353
Beijing Enterprises Holdings Ltd.	8,500	27,735
BOC Hong Kong Holdings Ltd.	43,000	130,322
China Aoyuan Group Ltd.	16,000	15,559
China Construction Bank Corp. Class H	765,536	581,518
China Everbright Environment Group Ltd.	36,000	20,336
China Life Insurance Co., Ltd. Class H	39,000	86,009
China Medical System Holdings Ltd.	10,000	11,169
China Mobile Ltd.	110,500	629,893
China Overseas Land & Investment Ltd.	35,500	77,191
China Pacific Insurance Group Co., Ltd. Class H	19,400	75,935
China Resources Cement Holdings Ltd.	28,000	31,272
China Resources Power Holdings Co., Ltd.	28,000	30,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2020

Investments	Shares	Value
China Telecom Corp., Ltd. Class H	90,000	$24,955
CIFI Holdings Group Co., Ltd.	32,000	27,114
Country Garden Holdings Co., Ltd.	61,668	85,258
Far East Horizon Ltd.(a)	19,000	19,579
Guangdong Investment Ltd.	16,000	28,806
Hengan International Group Co., Ltd.	4,500	31,861
Hopson Development Holdings Ltd.	4,000	10,194
Industrial & Commercial Bank of China Ltd. Class H	588,000	381,441
Kunlun Energy Co., Ltd.	32,000	27,651
KWG Group Holdings Ltd.	20,500	27,972
Lenovo Group Ltd.	66,000	62,307
New China Life Insurance Co., Ltd. Class H	5,200	20,287
Postal Savings Bank of China Co., Ltd. Class H(b)	68,000	38,412
Powerlong Real Estate Holdings Ltd.	15,000	10,350
Shenzhen International Holdings Ltd.	21,500	34,716
Shenzhen Investment Ltd.	66,000	22,642
Shimao Group Holdings Ltd.	7,000	22,299
SITC International Holdings Co., Ltd.	12,000	25,907
Sunac China Holdings Ltd.	15,000	55,424
Times China Holdings Ltd.	11,000	15,293
Uni-President China Holdings Ltd.	12,000	12,211
Want Want China Holdings Ltd.	53,000	38,346
WH Group Ltd.(b)	59,500	49,878
Zhongliang Holdings Group Co., Ltd.(a)	17,500	11,691

Total China		2,988,732

Czech Republic - 0.1%
O2 Czech Republic AS	3,100	36,252

Finland - 0.4%
Fortum Oyj	3,388	81,664
Konecranes Oyj	495	17,431
Neles Oyj	1,975	26,231
Nokian Renkaat Oyj	504	17,773
Orion Oyj Class B	432	19,837
Sampo Oyj Class A	1,449	61,290
Valmet Oyj	762	21,780

Total Finland		246,006

France - 1.4%
ALD S.A.(b)	1,801	25,342
AXA S.A.	6,048	144,389
Danone S.A.	1,524	100,246
Gecina S.A.	247	38,170
Imerys S.A.	376	17,786
Orange S.A.	8,237	98,103
Publicis Groupe S.A.	546	27,230
Rubis SCA	424	19,703
Sanofi	3,931	378,529
Societe BIC S.A.	279	15,792
Verallia S.A.(b)	357	12,689

Total France		877,979

Germany - 3.1%
Allianz SE, Registered Shares	1,358	333,479
BASF SE	3,196	253,085
Bayer AG, Registered Shares	3,558	209,637
Bayerische Motoren Werke AG	1,379	121,872
Continental AG	354	52,518
Deutsche Telekom AG, Registered Shares	11,404	208,673
E.ON SE	12,066	133,815
Evonik Industries AG	1,530	49,946
Hannover Rueck SE	304	48,466
METRO AG	2,072	23,314
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	375	111,404
Siemens AG, Registered Shares	1,696	243,870
Siltronic AG	127	19,906
Talanx AG	821	31,904
Telefonica Deutschland Holding AG	13,805	38,089
Traton SE	1,772	49,011
TUI AG	4,297	27,266
Uniper SE	967	33,413

Total Germany		1,989,668

Hong Kong - 1.0%
CLP Holdings Ltd.	10,000	92,470
Hang Seng Bank Ltd.	6,700	115,528
Henderson Land Development Co., Ltd.	19,100	74,515
Link REIT	6,800	61,915
New World Development Co., Ltd.	11,118	51,763
Power Assets Holdings Ltd.	14,500	78,542
Sino Land Co., Ltd.	30,000	39,077
Sun Hung Kai Properties Ltd.	8,500	109,623
Swire Properties Ltd.	16,400	47,695

Total Hong Kong		671,128

India - 0.5%
GAIL India Ltd.	19,979	33,700
Hindustan Petroleum Corp., Ltd.	5,166	15,406
Indus Towers Ltd.	5,209	16,390
ITC Ltd.	20,649	59,064
NMDC Ltd.	10,228	16,021
Oil & Natural Gas Corp., Ltd.	36,750	46,800
Oracle Financial Services Software Ltd.	297	13,058
Power Grid Corp. of India Ltd.	30,971	80,471
REC Ltd.	16,855	30,888

Total India		311,798

Indonesia - 0.5%
Astra International Tbk PT	105,700	45,327
Bank Mandiri Persero Tbk PT	131,200	59,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2020

Investments	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	300,200	$89,099
Indocement Tunggal Prakarsa Tbk PT	13,500	13,908
Telkom Indonesia Persero Tbk PT	312,400	73,598
United Tractors Tbk PT	10,900	20,636

Total Indonesia		301,631

Israel - 0.0%
ICL Group Ltd.	3,819	19,459

Italy - 1.0%
A2A SpA	17,983	28,703
Assicurazioni Generali SpA	3,913	68,273
Enav SpA(b)	4,615	20,317
Enel SpA	24,795	251,077
ERG SpA	577	16,520
Iren SpA	6,811	17,717
Italgas SpA	6,909	43,958
Mediobanca Banca di Credito Finanziario SpA	4,084	37,677
Poste Italiane SpA(b)	4,756	48,416
Telecom Italia SpA RSP	32,191	16,693
Terna Rete Elettrica Nazionale SpA	6,108	46,709
UnipolSai Assicurazioni SpA	19,582	51,992

Total Italy		648,052

Japan - 5.1%
AGC, Inc.	800	27,895
Asahi Kasei Corp.	3,600	36,769
Bridgestone Corp.(a)	2,700	88,496
Canon, Inc.(a)	5,800	111,118
Chubu Electric Power Co., Inc.	2,400	28,894
Dai-ichi Life Holdings, Inc.	3,000	45,097
Daicel Corp.	2,200	16,045
Daito Trust Construction Co., Ltd.	500	46,685
Daiwa House Industry Co., Ltd.	1,600	47,483
Daiwa Securities Group, Inc.	6,400	29,135
ENEOS Holdings, Inc.	14,000	50,226
Idemitsu Kosan Co., Ltd.(a)	1,600	35,178
Inpex Corp.(a)	6,600	35,543
ITOCHU Corp.	4,742	136,135
Japan Post Insurance Co., Ltd.	1,800	36,821
Japan Tobacco, Inc.(a)	9,000	183,234
JTEKT Corp.	1,700	13,189
Kansai Electric Power Co., Inc. (The)	3,600	33,951
KDDI Corp.	8,900	264,298
Marubeni Corp.	5,569	37,008
Matsui Securities Co., Ltd.	1,800	14,122
Mebuki Financial Group, Inc.	6,300	12,387
Mitsubishi Chemical Holdings Corp.	5,500	33,252
Mitsubishi Corp.	5,100	125,518
Mitsubishi UFJ Financial Group, Inc.	47,800	211,164
Mizuho Financial Group, Inc.	8,630	109,291
MS&AD Insurance Group Holdings, Inc.	2,900	88,226
Nippon Telegraph & Telephone Corp.	9,900	253,673
Nomura Holdings, Inc.	9,500	50,148
Resona Holdings, Inc.	10,500	36,653
Seiko Epson Corp.(a)	1,700	25,209
Sekisui House Ltd.	2,500	50,850
SoftBank Corp.	29,400	368,194
Sompo Holdings, Inc.	1,000	40,418
Sumitomo Corp.	4,886	64,621
Sumitomo Mitsui Financial Group, Inc.(a)	5,400	166,741
T&D Holdings, Inc.	1,800	21,218
Takeda Pharmaceutical Co., Ltd.	4,600	167,301
Toda Corp.	2,800	18,523
Tohoku Electric Power Co., Inc.	2,900	23,875
Tokio Marine Holdings, Inc.	1,600	82,259

Total Japan		3,266,843

Malaysia - 0.1%
DiGi.Com Bhd	35,800	36,846
Petronas Gas Bhd	7,500	32,032

Total Malaysia		68,878

Mexico - 0.2%
Grupo Mexico S.A.B. de C.V. Series B	18,527	78,216
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	15,750	26,867
Orbia Advance Corp. S.A.B. de C.V.	8,344	19,577

Total Mexico		124,660

Netherlands - 0.4%
ASR Nederland N.V.	697	28,015
Koninklijke Ahold Delhaize N.V.	3,737	105,668
Koninklijke KPN N.V.	20,200	61,468
NN Group N.V.	1,356	58,949

Total Netherlands		254,100

Norway - 0.6%
Equinor ASA	11,954	202,376
Gjensidige Forsikring ASA	1,798	40,194
Telenor ASA	7,090	120,817
Yara International ASA	797	33,139

Total Norway		396,526

Philippines - 0.1%
Globe Telecom, Inc.	375	15,852
PLDT, Inc.	1,025	28,600

Total Philippines		44,452

Portugal - 0.1%
EDP - Energias de Portugal S.A.	7,785	49,113

Russia - 1.8%
Magnit PJSC GDR(c)	2,386	41,994
MMC Norilsk Nickel PJSC ADR	7,152	223,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2020

Investments	Shares	Value
Mobile TeleSystems PJSC ADR	6,651	$59,526
PhosAgro PJSC GDR(c)	2,190	29,872
Rosneft Oil Co. PJSC GDR(c)	22,984	129,630
Sberbank of Russia PJSC ADR	41,602	604,061
Tatneft PJSC ADR	2,054	83,803

Total Russia		1,172,028

Singapore - 0.8%
DBS Group Holdings Ltd.	8,366	158,502
Genting Singapore Ltd.	59,600	38,331
Jardine Cycle & Carriage Ltd.	2,000	29,584
Oversea-Chinese Banking Corp., Ltd.	15,027	114,381
Singapore Telecommunications Ltd.	59,000	103,121
United Overseas Bank Ltd.	6,513	111,322

Total Singapore		555,241

South Africa - 0.3%
African Rainbow Minerals Ltd.	1,154	20,577
Exxaro Resources Ltd.	2,810	26,572
Kumba Iron Ore Ltd.	653	27,688
MultiChoice Group	2,352	21,456
Remgro Ltd.	4,714	30,873
Sanlam Ltd.	13,733	54,927
Vodacom Group Ltd.	5,524	46,779

Total South Africa		228,872

South Korea - 0.7%
Hana Financial Group, Inc.	2,715	86,226
Industrial Bank of Korea	2,463	20,043
KT&G Corp.*	729	55,767
Macquarie Korea Infrastructure Fund	4,932	48,353
POSCO	405	101,409
Samsung Fire & Marine Insurance Co., Ltd.	201	34,693
Samsung Life Insurance Co., Ltd.	541	39,394
SK Telecom Co., Ltd.	221	48,419

Total South Korea		434,304

Spain - 1.0%
Bankia S.A.(a)	19,770	35,051
Enagas S.A.	2,060	45,281
Endesa S.A.(a)	4,006	109,550
Fomento de Construcciones y Contratas S.A.	1,726	18,584
Iberdrola S.A.	19,982	286,053
Naturgy Energy Group S.A.	4,660	108,105
Red Electrica Corp. S.A.	3,543	72,720

Total Spain		675,344

Sweden - 0.1%
Tele2 AB Class B	3,280	43,374
Telia Co. AB	14,205	58,739

Total Sweden		102,113

Switzerland - 2.4%
ABB Ltd., Registered Shares	4,186	117,016
Adecco Group AG, Registered Shares	610	40,825
Banque Cantonale Vaudoise, Registered Shares	384	41,834
LafargeHolcim Ltd., Registered Shares*	1,825	100,381
Novartis AG, Registered Shares	8,199	775,888
Swiss Life Holding AG, Registered Shares	128	59,717
Swiss Prime Site AG, Registered Shares	430	42,273
Swisscom AG, Registered Shares	218	117,663
Zurich Insurance Group AG	555	234,507

Total Switzerland		1,530,104

Taiwan - 2.7%
Asia Cement Corp.	38,000	58,424
Asustek Computer, Inc.	8,000	71,322
Catcher Technology Co., Ltd.	6,000	43,989
Cathay Financial Holding Co., Ltd.	57,000	85,709
Chicony Electronics Co., Ltd.	12,000	36,814
Chunghwa Telecom Co., Ltd.	19,000	73,706
CTBC Financial Holding Co., Ltd.	204,480	143,364
Far Eastern New Century Corp.	44,000	45,334
Formosa Chemicals & Fibre Corp.	31,000	93,448
Formosa Plastics Corp.	32,000	109,787
Fubon Financial Holding Co., Ltd.	65,195	108,473
Hon Hai Precision Industry Co., Ltd.	77,000	252,118
Lite-On Technology Corp.	35,000	62,033
Mega Financial Holding Co., Ltd.	89,941	95,389
Pegatron Corp.	29,680	71,089
Quanta Computer, Inc.	27,210	78,343
Shanghai Commercial & Savings Bank Ltd. (The)	36,000	52,659
SinoPac Financial Holdings Co., Ltd.	176,559	71,948
Synnex Technology International Corp.	22,000	36,800
Taiwan Cement Corp.	58,850	90,480
Wistron Corp.	41,000	45,235

Total Taiwan		1,726,464

Thailand - 0.2%
Bangkok Commercial Asset Management PCL NVDR	11,200	8,187
Intouch Holdings PCL NVDR	9,600	18,024
PTT Exploration & Production PCL NVDR	13,500	44,272
Ratch Group PCL NVDR	5,300	9,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2020

Investments	Shares	Value
Siam Commercial Bank PCL (The) NVDR	11,400	$33,294

Total Thailand		113,153

United Kingdom - 4.3%
Admiral Group PLC	1,407	55,891
Airtel Africa PLC(b)	15,730	16,256
BAE Systems PLC	10,156	67,859
Berkeley Group Holdings PLC	447	28,975
British American Tobacco PLC	10,959	405,669
Direct Line Insurance Group PLC	10,160	44,304
easyJet PLC	2,056	23,327
GlaxoSmithKline PLC	25,812	473,507
National Grid PLC	11,223	132,702
Pearson PLC(a)	1,876	17,448
Pennon Group PLC	1,410	18,310
Phoenix Group Holdings PLC	3,227	30,905
Rio Tinto PLC	6,935	518,545
Royal Dutch Shell PLC Class A(a)	24,513	434,867
Schroders PLC	620	28,281
Severn Trent PLC	1,082	33,855
SSE PLC	3,722	76,317
Standard Life Aberdeen PLC	12,928	49,711
Tesco PLC	23,923	75,671
United Utilities Group PLC	2,433	29,766
Vodafone Group PLC	123,037	203,403

Total United Kingdom		2,765,569

United States - 56.4%
3M Co.	4,612	806,131
AbbVie, Inc.	12,583	1,348,268
Altria Group, Inc.	36,276	1,487,316
American Campus Communities, Inc.	1,130	48,330
American Electric Power Co., Inc.	2,358	196,351
Antero Midstream Corp.(a)	7,351	56,676
Apache Corp.	3,518	49,920
Apartment Investment and Management Co. Class A	1,091	5,760
Apollo Global Management, Inc.(a)	1,788	87,576
Artisan Partners Asset Management, Inc. Class A	944	47,521
AT&T, Inc.	124,438	3,578,837
AvalonBay Communities, Inc.	879	141,018
Avangrid, Inc.	1,532	69,629
Avista Corp.	592	23,763
Baker Hughes Co.	5,580	116,343
Bank of Hawaii Corp.	333	25,514
Bank of New York Mellon Corp. (The)	4,764	202,184
Bank OZK	954	29,832
Black Hills Corp.	435	26,731
Blackstone Group, Inc. (The) Class A	3,408	220,872
BOK Financial Corp.	417	28,556
Boston Properties, Inc.	1,185	112,018
Broadcom, Inc.	2,063	903,285
Camden Property Trust	553	55,256
Cardinal Health, Inc.	1,785	95,605
CenterPoint Energy, Inc.	3,341	72,299
CenturyLink, Inc.	17,006	165,809
CF Industries Holdings, Inc.	1,368	52,955
Chemours Co. (The)	1,122	27,814
Cisco Systems, Inc.	23,207	1,038,513
Citigroup, Inc.	23,427	1,444,509
Coca-Cola Co. (The)	31,668	1,736,673
Cogent Communications Holdings, Inc.	328	19,637
Cohen & Steers, Inc.	671	49,855
Compass Minerals International, Inc.	394	24,318
ConocoPhillips	12,604	504,034
Consolidated Edison, Inc.	1,878	135,723
CoreSite Realty Corp.	371	46,479
Corporate Office Properties Trust	1,309	34,139
Cousins Properties, Inc.	1,097	36,750
CubeSmart	1,813	60,935
Cullen/Frost Bankers, Inc.	415	36,200
CVB Financial Corp.	971	18,935
Dominion Energy, Inc.	5,775	434,280
Douglas Emmett, Inc.	1,436	41,902
Dow, Inc.	6,435	357,142
DTE Energy Co.	1,006	122,138
Duke Energy Corp.	4,550	416,598
Eastman Chemical Co.	654	65,583
Eaton Vance Corp.	470	31,927
Edison International	2,565	161,133
Entergy Corp.	1,073	107,128
EOG Resources, Inc.	3,387	168,910
Equitrans Midstream Corp.	5,965	47,959
Equity Commonwealth	3,442	93,898
Equity Residential	2,559	151,698
Essex Property Trust, Inc.	406	96,393
Evergy, Inc.	1,362	75,605
Exelon Corp.	5,474	231,112
Extended Stay America, Inc.	1,345	19,919
Extra Space Storage, Inc.	644	74,614
Federal Realty Investment Trust	665	56,605
Federated Hermes, Inc. Class B	721	20,830
Fidelity National Financial, Inc.	1,745	68,212
Fifth Third Bancorp	5,001	137,878
First American Financial Corp.	862	44,505
First Horizon Corp.	3,262	41,623
FirstEnergy Corp.	4,111	125,838
Flowers Foods, Inc.	1,615	36,547
FNB Corp.	3,472	32,984
Foot Locker, Inc.	523	21,150
Franklin Resources, Inc.	3,540	88,465
Gaming and Leisure Properties, Inc.	3,471	147,170
General Mills, Inc.	4,597	270,304
Genuine Parts Co.	689	69,196
Gilead Sciences, Inc.	7,954	463,400
Glacier Bancorp, Inc.	537	24,707
H&R Block, Inc.	2,704	42,885
Halliburton Co.	4,726	89,321
Hanesbrands, Inc.	2,911	42,442
Harley-Davidson, Inc.	718	26,351
Hawaiian Electric Industries, Inc.	729	25,799
Healthcare Realty Trust, Inc.	1,326	39,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2020

Investments	Shares	Value
Healthcare Trust of America, Inc. Class A	1,703	$46,901
Healthpeak Properties, Inc.	4,174	126,180
Highwoods Properties, Inc.	1,044	41,374
HollyFrontier Corp.	1,704	44,048
HP, Inc.	8,105	199,302
Hudson Pacific Properties, Inc.	1,265	30,385
Ingredion, Inc.	382	30,052
International Business Machines Corp.	6,909	869,705
International Paper Co.	2,748	136,631
Interpublic Group of Cos., Inc. (The)	3,395	79,850
Iron Mountain, Inc.(a)	4,029	118,775
JPMorgan Chase & Co.	16,780	2,132,235
Kellogg Co.	1,772	110,272
Kilroy Realty Corp.	727	41,730
Kimco Realty Corp.	5,606	84,146
Kraft Heinz Co. (The)	9,202	318,941
Lamar Advertising Co. Class A	594	49,433
Leggett & Platt, Inc.	749	33,181
Lexington Realty Trust	2,753	29,237
Life Storage, Inc.	430	51,338
M&T Bank Corp.	913	116,225
MDU Resources Group, Inc.	1,777	46,806
Medical Properties Trust, Inc.	4,713	102,696
Mercury General Corp.	827	43,178
MetLife, Inc.	6,375	299,306
Mid-America Apartment Communities, Inc.	592	75,000
MSC Industrial Direct Co., Inc. Class A	373	31,477
National Fuel Gas Co.	660	27,146
National Health Investors, Inc.(a)	519	35,899
National Retail Properties, Inc.	1,606	65,718
National Storage Affiliates Trust	654	23,564
NetApp, Inc.	1,434	94,988
New York Community Bancorp, Inc.	5,865	61,876
Newell Brands, Inc.	3,295	69,953
NiSource, Inc.	2,242	51,431
Northern Trust Corp.	1,086	101,150
Nucor Corp.	1,544	82,125
OGE Energy Corp.	1,671	53,238
Old Republic International Corp.	2,635	51,936
Omnicom Group, Inc.	1,619	100,977
OneMain Holdings, Inc.	1,886	90,830
Ovintiv, Inc.	1,638	23,522
PACCAR, Inc.	2,129	183,690
Patterson Cos., Inc.	589	17,452
People’s United Financial, Inc.	4,539	58,689
Pfizer, Inc.	34,102	1,255,295
Philip Morris International, Inc.	21,130	1,749,353
Physicians Realty Trust	2,462	43,824
Pinnacle West Capital Corp.	706	56,445
PNC Financial Services Group, Inc. (The)	2,766	412,134
Popular, Inc.	562	31,652
Portland General Electric Co.	667	28,528
PPL Corp.	6,769	190,886
Prosperity Bancshares, Inc.	506	35,096
Public Service Enterprise Group, Inc.	2,581	150,472
Public Storage	908	209,684
Rayonier, Inc.	834	24,503
Realty Income Corp.	2,335	145,167
Regency Centers Corp.	1,646	75,041
Ryder System, Inc.	376	23,222
Sabra Health Care REIT, Inc.	3,184	55,306
SL Green Realty Corp.(a)	785	46,770
Sonoco Products Co.	825	48,881
Southern Co. (The)	6,925	425,403
Spectrum Brands Holdings, Inc.	212	16,744
Spirit Realty Capital, Inc.	1,212	48,686
STAG Industrial, Inc.	1,065	33,356
State Street Corp.	1,729	125,837
Steel Dynamics, Inc.	1,014	37,386
STORE Capital Corp.	1,935	65,751
Synchrony Financial	2,955	102,568
TFS Financial Corp.	3,193	56,293
Trinity Industries, Inc.(a)	808	21,323
Truist Financial Corp.	7,726	370,307
U.S. Bancorp	10,175	474,053
UDR, Inc.	1,964	75,477
UGI Corp.	1,348	47,126
United Bankshares, Inc.	1,070	34,668
Uniti Group, Inc.	2,028	23,788
Unum Group	1,954	44,825
Valley National Bancorp	3,894	37,967
Verizon Communications, Inc.	39,995	2,349,706
VICI Properties, Inc.	3,807	97,079
Virtu Financial, Inc. Class A	1,150	28,946
W.P. Carey, Inc.	1,666	117,586
Webster Financial Corp.	820	34,563
Weingarten Realty Investors	1,260	27,304
Welltower, Inc.	3,400	219,708
Western Union Co. (The)	2,626	57,614
WestRock Co.	1,377	59,941
Williams Cos., Inc. (The)	14,699	294,715
Wyndham Destinations, Inc.	776	34,811

Total United States		36,310,648

TOTAL COMMON STOCKS (Cost: $59,778,380)		64,125,383

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree International High Dividend Fund(a)(d)	488	18,271
WisdomTree U.S. High Dividend Fund(d)	87	6,034

TOTAL EXCHANGE-TRADED FUNDS (Cost: $20,968)		24,305

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(e) (Cost: $1,253,763)	1,253,763	1,253,763
TOTAL INVESTMENTS IN SECURITIES - 101.5% (Cost: $61,053,111)		65,403,451
Other Assets less Liabilities - (1.5)%		(979,702)

NET ASSETS - 100.0%		$64,423,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2020

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,965,962 and the total market value of the collateral held by the Fund was $2,058,524. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $804,761.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree International High Dividend Fund	$196,897	$702,093	$899,374	$39,732	$(21,077)	$18,271	$4,662
WisdomTree U.S. High Dividend Fund	68,203	233,389	301,645	14,911	(8,824)	6,034	1,478

Total	$265,100	$935,482	$1,201,019	$54,643	$(29,901)	$24,305	$6,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$64,125,383	$—	$—	$64,125,383
Exchange-Traded Funds	24,305	—	—	24,305
Investment of Cash Collateral for Securities Loaned	—	1,253,763	—	1,253,763

Total Investments in Securities	$64,149,688	$1,253,763	$—	$65,403,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 1.5%
MercadoLibre, Inc.*	100	$167,522

Canada - 1.1%
Ritchie Bros Auctioneers, Inc.	1,678	116,705

China - 3.9%
Alibaba Group Holding Ltd.*	5,860	175,788
Meituan Class B*	2,200	83,587
Tencent Holdings Ltd.	2,300	167,298

Total China		426,673

Germany - 1.6%
Delivery Hero SE*(a)	752	116,854
TeamViewer AG*(a)	1,003	53,789

Total Germany		170,643

Russia - 0.9%
Yandex N.V. Class A*	1,459	101,517

United Kingdom - 2.1%
Farfetch Ltd. Class A*	3,659	233,481

United States - 88.8%
Alphabet, Inc. Class A*	510	893,846
Amazon.com, Inc.*	250	814,232
American Express Co.	1,667	201,557
Anaplan, Inc.*	2,578	185,229
ANGI Homeservices, Inc. Class A*(b)	5,891	77,732
Appian Corp.*(b)	1,898	307,647
Atlassian Corp. PLC Class A*	538	125,822
Booking Holdings, Inc.*	80	178,182
Cargurus, Inc.*	3,307	104,931
CBOE Global Markets, Inc.	1,101	102,525
Chegg, Inc.*	1,276	115,261
CME Group, Inc.	752	136,902
Copart, Inc.*	1,128	143,538
CoStar Group, Inc.*	183	169,143
Coupa Software, Inc.*	440	149,120
Dropbox, Inc. Class A*	4,185	92,865
Etsy, Inc.*	1,029	183,069
Expedia Group, Inc.	1,446	191,450
Facebook, Inc. Class A*	2,516	687,271
IAA, Inc.*	2,820	183,244
LendingTree, Inc.*(b)	329	90,077
Lyft, Inc. Class A*(b)	1,658	81,458
MarketAxess Holdings, Inc.	252	143,781
MasterCard, Inc. Class A	1,001	357,297
Match Group, Inc.*	1,340	202,595
Microsoft Corp.	3,737	831,184
PayPal Holdings, Inc.*	1,478	346,148
Pinterest, Inc. Class A*	4,310	284,029
Redfin Corp.*	2,204	151,260
salesforce.com, Inc.*	1,110	247,008
Slack Technologies, Inc. Class A*	2,901	122,538
Snap, Inc. Class A*	5,455	273,132
Teladoc Health, Inc.*(b)	592	118,376
Tradeweb Markets, Inc. Class A	2,179	136,079
Twitter, Inc.*	3,330	180,319
Uber Technologies, Inc.*	3,768	192,168
Visa, Inc. Class A	2,091	457,364
Yelp, Inc.*	3,510	114,672
Zillow Group, Inc. Class A*	1,651	224,437
Zynga, Inc. Class A*	12,702	125,369

Total United States		9,722,857

TOTAL COMMON STOCKS (Cost: $9,005,983)		10,939,398

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $212,082)	212,082	212,082
TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $9,218,065)		11,151,480

Other Assets less Liabilities - (1.8)%		(199,779)

NET ASSETS - 100.0%		$10,951,701

*

Non-income producing security. (a) This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $535,238 and the total market value of the collateral held by the Fund was $549,105. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $337,023.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$10,939,398	$—	$—	$10,939,398
Investment of Cash Collateral for Securities Loaned	—	212,082	—	212,082

Total Investments in Securities	$10,939,398	$212,082	$—	$11,151,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.7%

India - 100.7%

Aerospace & Defense - 0.3%
Bharat Dynamics Ltd.	44,880	$209,052
Bharat Electronics Ltd.	1,369,992	2,249,024

Total Aerospace & Defense		2,458,076

Air Freight & Logistics - 0.0%
Mahindra Logistics Ltd.(a)	10,320	58,438
TCI Express Ltd.	6,112	77,454

Total Air Freight & Logistics		135,892

Auto Components - 1.2%
Apollo Tyres Ltd.	281,498	685,758
Balkrishna Industries Ltd.	75,734	1,706,380
Bharat Forge Ltd.	124,777	897,052
Bosch Ltd.	2,309	404,030
Ceat Ltd.	1,793	26,525
Endurance Technologies Ltd.(a)	21,917	404,445
Exide Industries Ltd.	522,642	1,367,986
Jamna Auto Industries Ltd.	157,533	132,594
JK Tyre & Industries Ltd.	421,446	432,592
Minda Industries Ltd.	10,712	58,546
Motherson Sumi Systems Ltd.	878,603	1,986,454
Sundram Fasteners Ltd.	22,119	157,475
Tube Investments of India Ltd.	43,308	474,674

Total Auto Components		8,734,511

Automobiles - 3.4%
Bajaj Auto Ltd.	149,245	7,034,690
Eicher Motors Ltd.	93,053	3,223,154
Hero MotoCorp., Ltd.	148,211	6,308,362
Mahindra & Mahindra Ltd.	65,586	646,817
Maruti Suzuki India Ltd.	69,722	7,299,352
TVS Motor Co., Ltd.	100,977	670,255

Total Automobiles		25,182,630

Banks - 10.5%
AU Small Finance Bank Ltd.*(a)	33,887	395,416
Axis Bank Ltd.*	437,500	3,715,015
Bandhan Bank Ltd.*(a)	711,822	3,918,711
Bank of Baroda*	159,482	134,125
City Union Bank Ltd.	350,303	863,442
DCB Bank Ltd.*	695,692	1,135,406
Federal Bank Ltd.*	3,822,108	3,489,029
ICICI Bank Ltd.*	3,036,791	22,237,452
Indian Bank*	10,252	12,024
IndusInd Bank Ltd.*	868,890	10,642,394
Karnataka Bank Ltd. (The)*	1	1
Karur Vysya Bank Ltd. (The)*	762,822	477,628
Kotak Mahindra Bank Ltd.*	562,302	15,357,442
Punjab National Bank*	572,754	259,069
RBL Bank Ltd.(a)	332,485	1,051,366
State Bank of India*	3,148,928	11,849,287
Ujjivan Small Finance Bank Ltd.*(a)	250,035	134,483
Yes Bank Ltd.*,(b)	3,906,791	954,408

Total Banks		76,626,698

Beverages - 0.2%
Radico Khaitan Ltd.	57,137	357,597
United Spirits Ltd.*	80,078	633,731
Varun Beverages Ltd.	24,548	307,759

Total Beverages		1,299,087

Biotechnology - 0.2%
Biocon Ltd.*	172,412	1,098,170

Building Products - 0.1%
Astral Poly Technik Ltd.	12,829	313,028
Blue Star Ltd.	28,591	313,467
Kajaria Ceramics Ltd.	10,972	105,654
Prince Pipes & Fittings Ltd.	21,927	89,488

Total Building Products		821,637

Capital Markets - 0.3%
CRISIL Ltd.	8,932	234,896
HDFC Asset Management Co., Ltd.(a)	1,235	49,321
ICICI Securities Ltd.(a)	76,991	487,546
Indian Energy Exchange Ltd.(a)	40,474	126,240
JM Financial Ltd.	469,754	542,933
Motilal Oswal Financial Services Ltd.	3,815	31,387
Multi Commodity Exchange of India Ltd.	18,026	426,969
Nippon Life India Asset Management Ltd.(a)	67,769	275,834

Total Capital Markets		2,175,126

Chemicals - 4.0%
Aarti Industries Ltd.	47,136	796,572
Advanced Enzyme Technologies Ltd.	50,068	229,381
Akzo Nobel India Ltd.	3,655	120,028
Alkyl Amines Chemicals	1,331	69,766
Asian Paints Ltd.	109,989	4,161,420
Atul Ltd.	9,403	827,485
Balaji Amines Ltd.	5,453	69,137
Bayer CropScience Ltd.	3,510	261,424
Berger Paints India Ltd.	86,476	898,815
Castrol India Ltd.	648,445	1,092,020
Chambal Fertilizers and Chemicals Ltd.	722,153	2,250,937
Coromandel International Ltd.	97,952	1,092,027
DCM Shriram Ltd.	141,974	767,117
Deepak Fertilisers & Petrochemicals Corp., Ltd.	71,013	152,926
Deepak Nitrite Ltd.	77,279	996,137
EID Parry India Ltd.*	172,204	809,907
Fine Organic Industries Ltd.	1,635	56,444
Finolex Industries Ltd.	63,540	561,809
Galaxy Surfactants Ltd.	5,111	139,839
Gujarat Alkalies & Chemicals Ltd.	121,999	591,399
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	301,092	923,045
Gujarat State Fertilizers & Chemicals Ltd.	23,111	22,837
Himadri Speciality Chemical Ltd.	20,163	12,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2020

Investments	Shares	Value
Kansai Nerolac Paints Ltd.	66,845	$555,993
Kiri Industries Ltd.	79,303	583,478
Linde India Ltd.	50,548	672,774
Meghmani Organics Ltd.	327,174	370,305
Navin Fluorine International Ltd.	24,406	872,527
NOCIL Ltd.	5,460	10,727
Phillips Carbon Black Ltd.	31,165	74,258
PI Industries Ltd.	33,379	1,002,752
Pidilite Industries Ltd.	43,765	1,057,566
Polyplex Corp. Ltd.	45,957	447,164
Rain Industries Ltd.	188,558	327,220
Rallis India Ltd.	47,551	183,032
Rashtriya Chemicals & Fertilizers Ltd.	272,343	199,782
SRF Ltd.	20,379	1,554,597
Sudarshan Chemical Industries	29,827	195,697
Sumitomo Chemical India Ltd.	22,566	90,350
Supreme Industries Ltd.	29,536	658,853
UPL Ltd.	493,797	3,151,637
Vinati Organics Ltd.	13,836	228,784

Total Chemicals		29,140,041

Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp. Ltd.	8,771	172,593
Security & Intelligence Services India Ltd.	30,395	178,645

Total Commercial Services & Supplies		351,238

Communications Equipment - 0.1%
ITI Ltd.*	34,112	59,081
Sterlite Technologies Ltd.	167,804	418,548

Total Communications Equipment		477,629

Construction & Engineering - 3.2%
Ashoka Buildcon Ltd.*	306,787	389,008
Dilip Buildcon Ltd.(a)	5,544	29,796
Engineers India Ltd.	749,548	803,738
IRB Infrastructure Developers Ltd.	552,128	895,812
IRCON International Ltd.(a)	210,489	252,065
Kalpataru Power Transmission Ltd.	38,923	170,837
KEC International Ltd.	159,400	793,973
KNR Constructions Ltd.	104,484	463,881
Larsen & Toubro Ltd.	978,628	17,245,443
NBCC India Ltd.	283,300	113,021
NCC Ltd.	1,237,968	976,752
Rail Vikas Nigam Ltd.*	761,747	250,206
Sterling & Wilson Solar Ltd.	8,225	29,239
Voltas Ltd.	93,493	1,056,455

Total Construction & Engineering		23,470,226

Construction Materials - 3.5%
ACC Ltd.	93,233	2,064,096
Ambuja Cements Ltd.	765,803	2,608,137
Birla Corp., Ltd.	64,474	636,468
Dalmia Bharat Ltd.	1,386	20,481
Grasim Industries Ltd.	708,275	8,994,053
HeidelbergCement India Ltd.	89,498	277,739
India Cements Ltd. (The)	75,380	174,555
JK Cement Ltd.	22,963	602,395
JK Lakshmi Cement Ltd.	118,286	550,250
Ramco Cements Ltd. (The)	82,866	903,199
Shree Cement Ltd.	3,254	1,069,408
UltraTech Cement Ltd.	108,479	7,851,004

Total Construction Materials		25,751,785

Consumer Finance - 3.4%
Bajaj Finance Ltd.	95,119	6,893,272
Capri Global Capital Ltd.	17,584	76,468
Cholamandalam Financial Holdings Ltd.	111,285	816,656
Cholamandalam Investment and Finance Co., Ltd.	350,484	1,859,447
CreditAccess Grameen Ltd.*	17,155	177,460
Equitas Holdings Ltd.	638,289	594,895
Mahindra & Mahindra Financial Services Ltd.*	464,108	1,110,925
Manappuram Finance Ltd.	836,445	1,894,572
Muthoot Finance Ltd.	134,596	2,229,927
SBI Cards & Payment Services Ltd.	17,584	204,809
Shriram Transport Finance Co., Ltd.	465,683	6,669,686
Sundaram Finance Ltd.	61,390	1,515,898
Ujjivan Financial Services Ltd.	187,020	706,820

Total Consumer Finance		24,750,835

Containers & Packaging - 0.0%
EPL Ltd.	41,589	143,406

Diversified Financial Services - 2.7%
Aditya Birla Capital Ltd.*	34,672	40,334
Bajaj Holdings & Investment Ltd.	90,111	3,794,177
Housing & Urban Development Corp. Ltd.	132,948	72,235
L&T Finance Holdings Ltd.	986,909	1,265,588
Power Finance Corp., Ltd.	5,099,840	7,977,715
REC Ltd.	3,533,762	6,475,803

Total Diversified Financial Services		19,625,852

Diversified Telecommunication Services - 0.7%
HFCL Ltd.*	699,759	247,084
Indus Towers Ltd.	1,451,209	4,566,092

Total Diversified Telecommunication Services		4,813,176

Electric Utilities - 2.7%
Adani Transmission Ltd.*	176,403	1,056,233
CESC Ltd.	208,398	1,752,063
Power Grid Corp. of India Ltd.	5,452,195	14,166,342
SJVN Ltd.	548,905	186,681
Tata Power Co., Ltd. (The)	1,909,773	1,977,272
Torrent Power Ltd.	231,253	1,004,547

Total Electric Utilities		20,143,138

Electrical Equipment - 0.6%
ABB India Ltd.	2,922	48,470
Amara Raja Batteries Ltd.	79,282	1,002,533
Finolex Cables Ltd.	150,612	710,418
Graphite India Ltd.	49,086	203,687
Havells India Ltd.	119,214	1,494,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2020

Investments	Shares	Value
HEG Ltd.	15,163	$192,143
KEI Industries Ltd.	83,731	546,327
Polycab India Ltd.	17,965	254,929
V-Guard Industries Ltd.	107,458	273,838

Total Electrical Equipment		4,727,099

Electronic Equipment, Instruments & Components - 0.2%
Redington India Ltd.	686,407	1,241,907

Food & Staples Retailing - 0.1%
Avenue Supermarts Ltd.*(a)	17,494	661,668

Food Products - 1.1%
Avanti Feeds Ltd.	48,474	346,767
Balrampur Chini Mills Ltd.*	463,716	1,091,582
Bombay Burmah Trading Co.	37,330	663,170
Britannia Industries Ltd.	29,091	1,423,883
CCL Products India Ltd.	71,401	261,594
Godrej Agrovet Ltd.(a)	15,564	113,981
Kaveri Seed Co., Ltd.	43,606	310,331
KRBL Ltd.	127,382	426,771
LT Foods Ltd.	255,817	200,263
Nestle India Ltd.	8,682	2,185,160
Tata Coffee Ltd.	40,433	57,910
Tata Consumer Products Ltd.	147,386	1,189,899

Total Food Products		8,271,311

Gas Utilities - 2.9%
Adani Gas Ltd.	190,198	977,704
GAIL India Ltd.	8,037,100	13,556,952
Gujarat Gas Ltd.	172,365	887,921
Gujarat State Petronet Ltd.	864,923	2,623,149
Indraprastha Gas Ltd.	286,786	1,971,696
Mahanagar Gas Ltd.	80,209	1,164,920

Total Gas Utilities		21,182,342

Health Care Equipment & Supplies - 0.0%
Poly Medicure Ltd.	10,764	74,571

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	31,025	1,024,493
Aster DM Healthcare Ltd.*(a)	73,119	165,967
Dr. Lal PathLabs Ltd.(a)	6,287	198,352

Total Health Care Providers & Services		1,388,812

Hotels, Restaurants & Leisure - 0.2%
Chalet Hotels Ltd.*	45,749	114,830
Coffee Day Enterprises Ltd.*†(a)	83,101	29,968
Delta Corp., Ltd.	4,708	10,351
EIH Ltd.	28,618	35,270
Indian Hotels Co., Ltd. (The)	433,918	713,225
Jubilant Foodworks Ltd.	20,939	799,862

Total Hotels, Restaurants & Leisure		1,703,506

Household Durables - 0.4%
Amber Enterprises India Ltd.	5,208	167,699
Crompton Greaves Consumer Electricals Ltd.	240,804	1,254,155
Orient Electric Ltd.	54,881	168,772
Symphony Ltd.	16,903	237,742
Whirlpool of India Ltd.	20,604	741,341

Total Household Durables		2,569,709

Household Products - 1.1%
Hindustan Unilever Ltd.	238,079	7,805,036
Jyothy Labs Ltd.	39,834	79,785

Total Household Products		7,884,821

Independent Power & Renewable Electricity Producers - 2.5%
JSW Energy Ltd.	950,625	882,094
NHPC Ltd.	6,109,776	1,893,953
NLC India Ltd.	304,905	229,719
NTPC Ltd.	10,658,644	14,492,576
PTC India Ltd.	1,147,043	921,496

Total Independent Power & Renewable Electricity Producers		18,419,838

Industrial Conglomerates - 0.2%
Balmer Lawrie & Co., Ltd.	203,872	357,423
Godrej Industries Ltd.*	67,688	391,116
Siemens Ltd.	47,892	1,032,692

Total Industrial Conglomerates		1,781,231

Insurance - 1.1%
Bajaj Finserv Ltd.	33,128	4,038,041
HDFC Life Insurance Co., Ltd.*(a)	74,297	687,883
ICICI Lombard General Insurance Co., Ltd.*(a)	29,836	621,016
ICICI Prudential Life Insurance Co., Ltd.*(a)	116,802	797,436
Max Financial Services Ltd.*	51,876	479,268
New India Assurance Co., Ltd. (The)*(a)	302,946	534,227
SBI Life Insurance Co., Ltd.*(a)	75,433	933,524

Total Insurance		8,091,395

Interactive Media & Services - 0.1%
Just Dial Ltd.*	46,904	406,340

IT Services - 17.0%
Coforge Ltd.	33,263	1,231,483
eClerx Services Ltd.	20,408	246,709
Firstsource Solutions Ltd.	369,425	513,178
HCL Technologies Ltd.	1,271,338	16,462,537
Infibeam Avenues Ltd.*	154,575	180,982
Infosys Ltd.	3,117,312	53,576,767
Larsen & Toubro Infotech Ltd.(a)	31,918	1,598,576
Mindtree Ltd.	76,013	1,727,282
Mphasis Ltd.	100,745	2,123,273
Persistent Systems Ltd.	47,626	988,891
Sonata Software Ltd.	81,763	441,504
Suvidhaa Infoserve Pvt Ltd.*†	20,301	0
Tata Consultancy Services Ltd.	727,788	28,514,389
Tech Mahindra Ltd.	618,293	8,235,163
Vakrangee Ltd.	325,054	307,626
Wipro Ltd.	1,596,452	8,439,177

Total IT Services		124,587,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2020

Investments	Shares	Value
Life Sciences Tools & Services - 0.4%
Divi’s Laboratories Ltd.	47,161	$2,479,733
Syngene International Ltd.*(a)	42,502	372,043

Total Life Sciences Tools & Services		2,851,776

Machinery - 0.7%
AIA Engineering Ltd.	38,105	1,029,632
Ashok Leyland Ltd.	694,596	907,369
BEML Ltd.	17,695	234,654
Cochin Shipyard Ltd.(a)	27,799	141,739
Cummins India Ltd.	147,719	1,161,555
Escorts Ltd.	60,908	1,050,651
GMM Pfaudler Ltd.	772	40,015
SKF India Ltd.	16,760	391,168
Thermax Ltd.	22,043	273,910
Timken India Ltd.	11,892	216,405

Total Machinery		5,447,098

Marine - 0.1%
Shipping Corp. of India Ltd.	455,640	550,940

Media - 0.2%
Affle India Pvt Ltd.*	140	7,246
Sun TV Network Ltd.	140,376	923,609
TV18 Broadcast Ltd.*	431,305	182,397
Zee Entertainment Enterprises Ltd.	192,260	588,088

Total Media		1,701,340

Metals & Mining - 4.1%
APL Apollo Tubes Ltd.*	45,210	546,350
Hindalco Industries Ltd.	2,621,725	8,631,142
Hindustan Zinc Ltd.	376,667	1,232,316
Jindal Saw Ltd.	301,113	312,580
JSW Steel Ltd.	1,204,880	6,384,912
Mishra Dhatu Nigam Ltd.(a)	36,571	100,277
MOIL Ltd.	132,518	259,441
National Aluminium Co., Ltd.	51,830	30,573
NMDC Ltd.	2,006,568	3,143,008
Steel Authority of India Ltd.*	3,202,373	3,247,625
Tata Metaliks Ltd.	34,560	287,789
Tata Steel Ltd.	522,293	4,600,867
Welspun Corp., Ltd.	531,492	968,167

Total Metals & Mining		29,745,047

Multiline Retail - 0.1%
Future Retail Ltd.*	404,774	435,976
Trent Ltd.	12,946	121,828
V-Mart Retail Ltd.*	2,922	101,674

Total Multiline Retail		659,478

Oil, Gas & Consumable Fuels - 11.0%
Aegis Logistics Ltd.	75,273	259,606
Bharat Petroleum Corp., Ltd.	559,611	2,918,777
Coal India Ltd.	7,438,622	13,789,460
Great Eastern Shipping Co., Ltd. (The)	124,007	446,692
Hindustan Petroleum Corp., Ltd.	1,129,809	3,369,287
Oil & Natural Gas Corp., Ltd.	6,822,057	8,687,753
Oil India Ltd.	2,300,091	3,380,843
Petronet LNG Ltd.	1,077,608	3,651,634
Reliance Industries Ltd.	1,635,511	44,438,088

Total Oil, Gas & Consumable Fuels		80,942,140

Paper & Forest Products - 0.2%
Century Plyboards India Ltd.	45,899	146,396
Century Textiles & Industries Ltd.	109,791	617,417
JK Paper Ltd.	569,993	829,627

Total Paper & Forest Products		1,593,440

Personal Products - 0.8%
Bajaj Consumer Care, Ltd.*	4,114	12,066
Colgate-Palmolive India Ltd.	43,875	939,889
Dabur India Ltd.	218,363	1,595,865
Emami Ltd.	60,648	351,724
Godrej Consumer Products Ltd.	186,476	1,888,941
Marico Ltd.	231,428	1,275,320

Total Personal Products		6,063,805

Pharmaceuticals - 4.0%
Ajanta Pharma Ltd.	15,956	356,647
Alembic Pharmaceuticals Ltd.	34,696	490,875
Alkem Laboratories Ltd.	16,902	676,890
Aurobindo Pharma Ltd.	351,329	4,429,868
Cadila Healthcare Ltd.	210,092	1,370,806
Caplin Point Laboratories Ltd.	19,840	137,503
Cipla Ltd.	263,615	2,958,239
Dr. Reddy’s Laboratories Ltd.	65,962	4,698,926
Eris Lifesciences Ltd.(a)	14,190	112,629
FDC Ltd.	16,816	76,431
GlaxoSmithKline Pharmaceuticals Ltd.	13,089	290,907
Glenmark Pharmaceuticals Ltd.	207,328	1,400,299
Granules India Ltd.	165,563	797,934
IOL Chemicals and Pharmaceuticals Ltd.	29,921	303,274
Ipca Laboratories Ltd.	26,923	806,502
JB Chemicals & Pharmaceuticals Ltd.	15,627	217,528
Jubilant Life Sciences Ltd.	110,847	1,281,755
Laurus Labs Ltd.(a)	46,755	225,976
Marksans Pharma Ltd.	183,092	151,976
Natco Pharma Ltd.	71,785	945,066
Pfizer Ltd.	3,765	263,142
Sanofi India Ltd.	1,542	175,730
Solara Active Pharma Sciences Ltd.	10,084	164,445
Strides Pharma Science Ltd.	40,355	485,028
Sun Pharmaceutical Industries Ltd.	610,370	4,948,201
Suven Pharmaceuticals Ltd.*	130,010	804,783
Torrent Pharmaceuticals Ltd.	22,156	849,853

Total Pharmaceuticals		29,421,213

Professional Services - 0.1%
L&T Technology Services Ltd.(a)	23,423	749,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2020

Investments	Shares	Value
Real Estate Management & Development - 0.4%
Godrej Properties Ltd.*	22,394	$438,931
Indiabulls Real Estate Ltd.*	347,354	390,769
NESCO Ltd.	22,779	171,168
Oberoi Realty Ltd.*	115,600	922,996
Phoenix Mills Ltd. (The)*	29,420	311,866
Prestige Estates Projects Ltd.	110,386	402,008
Sobha Ltd.	50,982	289,317
Sunteck Realty Ltd.	35,632	169,681

Total Real Estate Management & Development		3,096,736

Road & Rail - 0.0%
Container Corp. of India Ltd.	32,993	180,300

Software - 0.4%
Birlasoft Ltd.*	264,929	895,213
Cyient Ltd.	129,755	911,086
Oracle Financial Services Software Ltd.	17,572	772,574
Tata Elxsi Ltd.	12,467	313,145

Total Software		2,892,018

Technology Hardware, Storage & Peripherals - 0.0%
DRC Systems India Pvt Ltd.*†	375	0

Textiles, Apparel & Luxury Goods - 0.9%
Bata India Ltd.	17,143	370,615
LUX Industries Ltd.	5,292	119,655
Page Industries Ltd.	666	251,664
Rajesh Exports Ltd.	249,012	1,671,781
Raymond Ltd.*	92,293	426,871
Relaxo Footwears Ltd.	19,368	214,627
Titan Co., Ltd.	114,854	2,463,386
Trident Ltd.	3,222,227	436,583
Welspun India Ltd.	553,845	514,676

Total Textiles, Apparel & Luxury Goods		6,469,858

Thrifts & Mortgage Finance - 10.4%
Aavas Financiers Ltd.*	7,537	174,898
Can Fin Homes Ltd.	120,202	821,554
Housing Development Finance Corp., Ltd.	1,927,490	67,496,114
Indiabulls Housing Finance Ltd.	1,301,707	3,924,673
LIC Housing Finance Ltd.	803,593	3,973,011
PNB Housing Finance Ltd.*(a)	33,239	165,768

Total Thrifts & Mortgage Finance		76,556,018

Tobacco - 1.6%
Godfrey Phillips India Ltd.	23,122	307,634
ITC Ltd.	3,797,980	10,863,624
VST Industries Ltd.	3,948	200,157

Total Tobacco		11,371,415

Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	190,510	1,250,338

Transportation Infrastructure - 0.9%
Adani Ports & Special Economic Zone Ltd.	863,624	5,717,701
Gujarat Pipavav Port Ltd.	462,879	612,906

Total Transportation Infrastructure		6,330,607

TOTAL COMMON STOCKS (Cost: $438,525,908)		738,064,805

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree India ex-State-Owned Enterprises Fund(c) (Cost: $26,901)	1,100	32,184

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $438,552,809)		738,096,989
Other Assets less Liabilities - (0.7)%		(5,009,693)

NET ASSETS - 100.0%		$733,087,296

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $29,968, which represent 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). At December 31, 2020, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisiton Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India - Banks
Yes Bank Ltd.	3,906,791	9/18/15- 3/13/20	$5,049,681	$954,408	0.1%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$19,463	$—	$—	$—	$12,721	$32,184	$49

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Hotels, Restaurants & Leisure	$1,673,538	$—	$29,968	*	$1,703,506
IT Services	124,587,537	—	0	*	124,587,537
Technology Hardware, Storage & Peripherals	—	—	0	*	0
Other	611,773,762	—	—		611,773,762
Exchange-Traded Fund	32,184	—	—		32,184

Total Investments in Securities	$738,067,021	$—	$29,968		$738,096,989

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 104.6%

India - 104.6%

Airlines - 0.3%
InterGlobe Aviation Ltd.*(a)	374	$8,821

Auto Components - 1.3%
Balkrishna Industries Ltd.	415	9,351
Bharat Forge Ltd.	532	3,825
Bosch Ltd.	55	9,624
Exide Industries Ltd.	2,632	6,889
Motherson Sumi Systems Ltd.	3,282	7,420

Total Auto Components		37,109

Automobiles - 6.3%
Bajaj Auto Ltd.	379	17,864
Eicher Motors Ltd.	610	21,129
Hero MotoCorp., Ltd.	612	26,049
Mahindra & Mahindra Ltd.	4,237	41,786
Maruti Suzuki India Ltd.	538	56,324
Tata Motors Ltd.*	5,886	14,810
TVS Motor Co., Ltd.	920	6,107

Total Automobiles		184,069

Banks - 12.6%
AU Small Finance Bank Ltd.*(a)	685	7,993
Axis Bank Ltd.*	9,342	79,327
Bandhan Bank Ltd.*(a)	2,392	13,169
ICICI Bank Ltd.*	19,772	144,784
Kotak Mahindra Bank Ltd.*	4,427	120,909
Yes Bank Ltd.* (b)	3,819	933

Total Banks		367,115

Beverages - 0.2%
United Spirits Ltd.*	842	6,664

Biotechnology - 0.4%
Biocon Ltd.*	1,916	12,204

Building Products - 0.3%
Astral Poly Technik Ltd.	313	7,637

Capital Markets - 0.1%
HDFC Asset Management Co., Ltd.(a)	74	2,955

Chemicals - 5.7%
Aarti Industries Ltd.	414	6,996
Asian Paints Ltd.	1,990	75,291
Atul Ltd.	75	6,600
Bayer CropScience Ltd.	60	4,469
Berger Paints India Ltd.	1,033	10,737
Coromandel International Ltd.	522	5,820
Navin Fluorine International Ltd.	156	5,577
PI Industries Ltd.	343	10,304
Pidilite Industries Ltd.	631	15,248
SRF Ltd.	125	9,536
Supreme Industries Ltd.	278	6,201
UPL Ltd.	1,504	9,599

Total Chemicals		166,378

Construction & Engineering - 0.4%
Voltas Ltd.	1,061	11,989

Construction Materials - 3.0%
ACC Ltd.	312	6,908
Ambuja Cements Ltd.	2,164	7,370
Grasim Industries Ltd.	1,182	15,010
Ramco Cements Ltd. (The)	613	6,681
Shree Cement Ltd.	44	14,460
UltraTech Cement Ltd.	516	37,345

Total Construction Materials		87,774

Consumer Finance - 4.0%
Bajaj Finance Ltd.	1,006	72,905
Cholamandalam Investment and Finance Co., Ltd.	2,214	11,746
Manappuram Finance Ltd.	3,137	7,105
Muthoot Finance Ltd.	547	9,062
Shriram Transport Finance Co., Ltd.	511	7,319
Sundaram Finance Ltd.	356	8,791

Total Consumer Finance		116,928

Diversified Financial Services - 0.2%
Piramal Enterprises Ltd.	346	6,765

Diversified Telecommunication Services - 0.3%
Indus Towers Ltd.	2,786	8,766

Electric Utilities - 0.4%
Tata Power Co., Ltd. (The)	10,982	11,370

Electrical Equipment - 0.3%
Havells India Ltd.	675	8,463

Equity Real Estate Investment Trusts (REITs) - 0.1%
Embassy Office Parks REIT	800	3,769

Food & Staples Retailing - 0.9%
Avenue Supermarts Ltd.*(a)	715	27,043

Food Products - 2.8%
Britannia Industries Ltd.	506	24,767
Nestle India Ltd.	143	35,991
Tata Consumer Products Ltd.	2,683	21,661

Total Food Products		82,419

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	417	13,770

Hotels, Restaurants & Leisure - 0.5%
Jubilant Foodworks Ltd.	360	13,752

Household Durables - 0.4%
Crompton Greaves Consumer Electricals Ltd.	2,202	11,468

Household Products - 4.4%
Hindustan Unilever Ltd.	3,891	127,560

Independent Power & Renewable Electricity Producers - 0.6%
Adani Green Energy Ltd.*	1,300	18,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2020

Investments	Shares	Value
Industrial Conglomerates - 0.3%
Siemens Ltd.	449	$9,682

Insurance - 3.3%
Bajaj Finserv Ltd.	183	22,306
HDFC Life Insurance Co., Ltd.*(a)	3,392	31,405
ICICI Lombard General Insurance Co., Ltd.*(a)	1,019	21,210
ICICI Prudential Life Insurance Co., Ltd.*(a)	1,918	13,095
Max Financial Services Ltd.*	865	7,991

Total Insurance		96,007

Interactive Media & Services - 0.7%
Info Edge India Ltd.	293	19,079

IT Services - 18.6%
HCL Technologies Ltd.	4,765	61,702
Infosys Ltd.	14,443	248,230
Larsen & Toubro Infotech Ltd.(a)	91	4,557
Mphasis Ltd.	460	9,695
Tata Consultancy Services Ltd.	4,088	160,166
Tech Mahindra Ltd.	1,993	26,545
Wipro Ltd.	6,070	32,087

Total IT Services		542,982

Life Sciences Tools & Services - 1.0%
Divi’s Laboratories Ltd.	558	29,340

Machinery - 0.4%
Ashok Leyland Ltd.	3,076	4,018
Escorts Ltd.	405	6,986

Total Machinery		11,004

Media - 0.5%
Zee Entertainment Enterprises Ltd.	4,375	13,382

Metals & Mining - 3.3%
Hindalco Industries Ltd.	4,945	16,280
Jindal Steel & Power Ltd.*	2,328	8,489
JSW Steel Ltd.	4,845	25,675
Tata Steel Ltd.	2,998	26,409
Vedanta Ltd.	8,867	19,587

Total Metals & Mining		96,440

Multiline Retail - 0.3%
Trent Ltd.	866	8,150

Oil, Gas & Consumable Fuels - 8.1%
Reliance Industries Ltd.	8,643	234,837

Personal Products - 2.1%
Colgate-Palmolive India Ltd.	421	9,019
Dabur India Ltd.	2,647	19,345
Emami Ltd.	951	5,515
Godrej Consumer Products Ltd.	1,702	17,241
Marico Ltd.	1,757	9,682

Total Personal Products		60,802

Pharmaceuticals - 6.0%
Alkem Laboratories Ltd.	161	6,448
Aurobindo Pharma Ltd.	1,224	15,433
Cadila Healthcare Ltd.	914	5,964
Cipla Ltd.	2,185	24,520
Dr. Reddy’s Laboratories Ltd.	554	39,465
Ipca Laboratories Ltd.	254	7,609
Laurus Labs Ltd.(a)	1,346	6,505
Lupin Ltd.	1,123	15,014
Natco Pharma Ltd.	376	4,950
Pfizer Ltd.	48	3,355
Sanofi India Ltd.	5	570
Sun Pharmaceutical Industries Ltd.	4,673	37,883
Torrent Pharmaceuticals Ltd.	210	8,055

Total Pharmaceuticals		175,771

Real Estate Management & Development - 0.6%
DLF Ltd.	2,456	7,827
Godrej Properties Ltd.*	489	9,584

Total Real Estate Management & Development		17,411

Textiles, Apparel & Luxury Goods - 1.9%
Bata India Ltd.	346	7,480
Page Industries Ltd.	17	6,424
Titan Co., Ltd.	1,876	40,236

Total Textiles, Apparel & Luxury Goods		54,140

Thrifts & Mortgage Finance - 8.2%
Housing Development Finance Corp., Ltd.	6,802	238,190

Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	1,360	8,926

Transportation Infrastructure - 0.5%
Adani Ports & Special Economic Zone Ltd.	2,142	14,181
Wireless Telecommunication Services - 2.5%
Bharti Airtel Ltd.	9,560	66,688
Vodafone Idea Ltd.*	44,391	6,470

Total Wireless Telecommunication Services		73,158

TOTAL INVESTMENTS IN SECURITIES - 104.6% (Cost: $2,120,370)		3,046,998
Other Assets less Liabilities - (4.6)%		(134,783)

NET ASSETS - 100.0%		$2,912,215

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2020

(b)	This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). At December 31, 2020, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisiton Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India – Banks
Yes Bank Ltd.	3,819	4/2/19 - 10/18/19	$12,559	$933	0.0%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,046,998	$—	$—	$3,046,998

Total Investments in Securities	$3,046,998	$—	$—	$3,046,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 13.7%
BHP Group Ltd.	53,050	$1,736,916
BHP Group PLC	80,263	2,112,022
Coles Group Ltd.	74,661	1,045,085
Fortescue Metals Group Ltd.	258,384	4,671,522
Rio Tinto Ltd.	25,632	2,251,436
Sonic Healthcare Ltd.	27,310	677,522
Telstra Corp., Ltd.	836,474	1,923,487
Transurban Group	92,341	973,343
Wesfarmers Ltd.	28,764	1,118,665
Woodside Petroleum Ltd.	140,529	2,465,908

Total Australia		18,975,906

China - 4.0%
China Mobile Ltd.	287,500	1,638,863
China Overseas Land & Investment Ltd.	592,000	1,287,247
Guangdong Investment Ltd.	908,000	1,634,760
Wilmar International Ltd.	281,300	989,706

Total China		5,550,576

Finland - 3.5%
Fortum Oyj	92,936	2,240,123
Neste Oyj	9,946	719,943
UPM-Kymmene Oyj	48,738	1,817,029

Total Finland		4,777,095

France - 4.6%
Danone S.A.	19,198	1,262,807
Edenred	10,648	604,646
Gecina S.A.	10,669	1,648,727
Orange S.A.	146,844	1,748,917
Sanofi	11,063	1,065,294

Total France		6,330,391

Germany - 9.2%
BASF SE	31,914	2,527,211
Bayer AG, Registered Shares	30,438	1,793,408
Bayerische Motoren Werke AG	16,375	1,447,173
Continental AG	8,463	1,255,532
E.ON SE	128,867	1,429,168
Evonik Industries AG	58,591	1,912,663
Siemens AG, Registered Shares	8,498	1,221,941
Volkswagen AG	5,680	1,182,155

Total Germany		12,769,251

Hong Kong - 7.8%
Hang Lung Properties Ltd.	450,000	1,186,830
Henderson Land Development Co., Ltd.	485,000	1,892,125
Link REIT	166,300	1,514,187
New World Development Co., Ltd.	313,000	1,457,250
Power Assets Holdings Ltd.	371,000	2,009,582
Sun Hung Kai Properties Ltd.	111,500	1,437,995
Swire Properties Ltd.	457,200	1,329,644

Total Hong Kong		10,827,613

Italy - 1.3%
Snam SpA	310,925	1,750,369

Japan - 21.3%
Astellas Pharma, Inc.	53,100	819,811
Bridgestone Corp.(a)	34,000	1,114,398
Canon, Inc.(a)	107,700	2,063,350
Daiwa House Industry Co., Ltd.	38,500	1,142,564
Denso Corp.	18,100	1,075,359
ENEOS Holdings, Inc.	472,500	1,695,133
FUJIFILM Holdings Corp.	9,900	521,441
Fujitsu Ltd.	3,100	447,533
Hitachi Ltd.	21,700	854,380
Honda Motor Co., Ltd.	36,800	1,025,638
ITOCHU Corp.	36,800	1,056,470
Japan Tobacco, Inc.(a)	116,500	2,371,863
KDDI Corp.	47,700	1,416,516
Kirin Holdings Co., Ltd.(a)	48,800	1,150,460
Mitsubishi Corp.	67,300	1,656,345
Murata Manufacturing Co., Ltd.	6,000	541,624
Panasonic Corp.	90,000	1,037,774
Sekisui House Ltd.	76,400	1,553,973
Seven & I Holdings Co., Ltd.	27,000	956,879
SoftBank Corp.	172,900	2,165,332
Sumitomo Corp.	135,800	1,796,067
Takeda Pharmaceutical Co., Ltd.	40,600	1,476,614
TDK Corp.	3,500	526,805
Tokyo Electron Ltd.	2,500	929,827

Total Japan		29,396,156

Netherlands - 2.2%
Koninklijke Ahold Delhaize N.V.	37,729	1,066,834
Koninklijke KPN N.V.	625,499	1,903,374

Total Netherlands		2,970,208

Norway - 3.9%
Equinor ASA	136,452	2,310,072
Telenor ASA	99,715	1,699,194
Yara International ASA	33,634	1,398,479

Total Norway		5,407,745

Singapore - 2.4%
CapitaLand Ltd.	618,000	1,533,719
Singapore Telecommunications Ltd.	1,044,500	1,825,593

Total Singapore		3,359,312

Spain - 5.6%
Endesa S.A.(a)	66,965	1,831,248
Ferrovial S.A.	42,229	1,167,726
Naturgy Energy Group S.A.	116,414	2,700,631
Red Electrica Corp. S.A.(a)	99,200	2,036,085

Total Spain		7,735,690

Sweden - 1.6%
Telefonaktiebolaget LM Ericsson Class B	37,490	445,723
Telia Co. AB	416,483	1,722,213

Total Sweden		2,167,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2020

Investments	Shares	Value
Switzerland - 4.9%
ABB Ltd., Registered Shares	38,262	$1,069,579
LafargeHolcim Ltd., Registered Shares*	31,051	1,707,902
Novartis AG, Registered Shares	13,471	1,274,788
Roche Holding AG, Bearer Shares	2,425	850,444
Roche Holding AG Genusschein	2,426	848,050
SGS S.A., Registered Shares	354	1,069,269

Total Switzerland		6,820,032

United Kingdom - 13.2%
AstraZeneca PLC	6,840	684,789
BAE Systems PLC	240,912	1,609,689
British American Tobacco PLC	65,283	2,416,580
GlaxoSmithKline PLC	88,931	1,631,391
National Grid PLC	125,248	1,480,947
Rio Tinto PLC	32,199	2,407,588
Sage Group PLC (The)	80,148	637,629
SSE PLC	110,281	2,261,228
Tesco PLC	452,170	1,430,268
Unilever PLC	15,221	923,082
Vodafone Group PLC	1,645,352	2,720,077

Total United Kingdom		18,203,268

TOTAL COMMON STOCKS (Cost: $133,895,283)		137,041,548

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International LargeCap Dividend Fund(a)(b) (Cost: $196,246)	5,381	247,160

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $5,273,564)	5,273,564	5,273,564

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $139,365,093)		142,562,272
Other Assets less Liabilities - (3.2)%		(4,468,734)

NET ASSETS - 100.0%		$138,093,538

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,424,967 and the total market value of the collateral held by the Fund was $8,868,902. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,595,338.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree International LargeCap Dividend Fund	$1,294,914	$2,871,446	$4,268,428	$233,447	$115,781	$247,160	$51,481

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	1/4/2021	31,825,506	JPY	307,377	USD	$875	$—
Morgan Stanley & Co. International	1/4/2021	881,376	HKD	113,667	USD	2	—
Royal Bank of Canada	1/4/2021	412,844	NOK	47,866	USD	353	—
Societe Generale	1/4/2021	167,513	SEK	20,418	USD	—	(21)

						$1,230	$(21)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$137,041,548	$—	$—	$137,041,548
Exchange-Traded Fund	247,160	—	—	247,160
Investment of Cash Collateral for Securities Loaned	—	5,273,564	—	5,273,564

Total Investments in Securities	$137,288,708	$5,273,564	$—	$142,562,272

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	1,230	—	1,230
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(21)	—	(21)

Total - Net	$137,288,708	$5,274,773	$—	$142,563,481

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 9.3%
AGL Energy Ltd.	50,996	$470,245
Alumina Ltd.	262,333	371,458
Ampol Ltd.	11,690	256,365
Ansell Ltd.	6,958	186,739
APA Group(a)	60,024	446,964
ASX Ltd.	10,151	563,978
Aurizon Holdings Ltd.	169,436	509,907
AusNet Services(a)	347,415	470,485
Australia & New Zealand Banking Group Ltd.	167,518	2,934,322
BHP Group Ltd.	146,517	4,797,130
BHP Group PLC	131,847	3,469,392
Brambles Ltd.	50,064	409,498
Brickworks Ltd.	10,406	154,172
carsales.com Ltd.	23,845	368,184
Charter Hall Group	27,747	314,956
Coles Group Ltd.	71,617	1,002,476
Commonwealth Bank of Australia	79,697	5,049,618
CSL Ltd.	5,001	1,092,798
Dexus	77,903	565,070
Fortescue Metals Group Ltd.	526,243	9,514,349
Goodman Group	54,898	801,066
Growthpoint Properties Australia Ltd.	100,923	271,792
Harvey Norman Holdings Ltd.(a)	134,966	488,447
JB Hi-Fi Ltd.(a)	11,721	439,744
Johns Lyng Group Ltd.	71,300	173,859
Macquarie Group Ltd.	11,953	1,277,275
Magellan Financial Group Ltd.	9,775	404,751
Medibank Pvt Ltd.	155,847	361,981
Mineral Resources Ltd.	20,979	606,257
Mirvac Group	256,899	523,343
National Australia Bank Ltd.	184,079	3,210,208
Newcrest Mining Ltd.	19,585	389,607
Nine Entertainment Co. Holdings Ltd.	116,963	209,391
Origin Energy Ltd.	148,271	544,608
OZ Minerals Ltd.	22,562	328,700
Pendal Group Ltd.	48,669	245,237
QBE Insurance Group Ltd.	63,722	419,429
Qube Holdings Ltd.	81,892	185,784
Rio Tinto Ltd.	35,338	3,103,982
Seven Group Holdings Ltd.(a)	16,167	291,298
Sonic Healthcare Ltd.	16,215	402,271
Spark Infrastructure Group(a)	164,980	268,617
St Barbara Ltd.	133,376	242,890
Stockland	177,726	573,255
Suncorp Group Ltd.	61,536	462,497
Telstra Corp., Ltd.	736,513	1,693,625
Transurban Group(a)	94,168	992,601
Washington H Soul Pattinson & Co., Ltd.(a)	12,067	280,183
Wesfarmers Ltd.	51,485	2,002,312
Woodside Petroleum Ltd.	71,825	1,260,337
Woolworths Group Ltd.	32,791	994,668
Worley Ltd.	39,823	353,081

Total Australia		56,751,202

Austria - 0.5%
Andritz AG	5,480	251,305
Oesterreichische Post AG(a)	12,245	429,994
OMV AG	37,158	1,500,334
Telekom Austria AG	61,111	473,309
Voestalpine AG	6,069	217,574

Total Austria		2,872,516

Belgium - 0.6%
Aedifica S.A.	2,421	291,186
Cofinimmo S.A.	2,006	298,951
Etablissements Franz Colruyt N.V.	3,981	236,095
Euronav N.V.	36,193	292,274
Proximus SADP	37,159	737,002
Solvay S.A.	6,469	766,819
Telenet Group Holding N.V.	10,188	437,291
UCB S.A.	3,349	346,171
Warehouses De Pauw CVA	10,163	351,411

Total Belgium		3,757,200

China - 3.0%
Beijing Enterprises Holdings Ltd.	69,000	225,140
BOC Hong Kong Holdings Ltd.	736,944	2,233,495
China Everbright Environment Group Ltd.	494,000	279,051
China Jinmao Holdings Group Ltd.	840,000	386,750
China Mobile Ltd.	1,401,981	7,991,844
China Overseas Land & Investment Ltd.	593,175	1,289,802
China Power International Development Ltd.	1,203,000	257,547
China Resources Power Holdings Co., Ltd.	380,000	409,216
China Unicom Hong Kong Ltd.	994,000	570,465
CSPC Pharmaceutical Group Ltd.	345,280	353,124
Far East Horizon Ltd.(a)	257,000	264,827
Fosun International Ltd.	308,987	485,367
Guangdong Investment Ltd.	382,000	687,751
Lenovo Group Ltd.	1,203,003	1,135,692
Shenzhen Investment Ltd.	936,000	321,100
Shougang Fushan Resources Group Ltd.	1,089,238	255,668
Sinotruk Hong Kong Ltd.	116,500	297,491
Wilmar International Ltd.	247,700	871,490
Yuexiu Property Co., Ltd.	1,484,000	298,566

Total China		18,614,386

Denmark - 1.5%
AP Moller - Maersk A/S Class B(a)	177	395,548
Carlsberg A/S Class B	2,358	377,993
Coloplast A/S Class B	5,855	894,684
DSV Panalpina A/S	1,569	263,069
Novo Nordisk A/S Class B	55,005	3,857,629
Novozymes A/S Class B	5,022	288,516
Orsted A/S(b)	4,833	987,891
Rockwool International A/S Class B	525	196,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2020

Investments	Shares	Value
Royal Unibrew A/S	2,011	$233,578
Scandinavian Tobacco Group A/S Class A(b)	24,849	425,213
SimCorp A/S	1,695	252,293
Topdanmark A/S	1,768	76,782
Tryg A/S(a)	8,281	261,491
Vestas Wind Systems A/S	2,585	611,672

Total Denmark		9,122,948

Finland - 1.8%
Cargotec Oyj Class B	5,538	229,165
Elisa Oyj	12,349	677,969
Fortum Oyj	62,537	1,507,388
Kamux Corp.	14,516	241,550
Kesko Oyj Class B	20,412	525,476
Kone Oyj Class B	18,058	1,468,425
Konecranes Oyj	7,620	268,329
Metsa Board Oyj	31,737	334,730
Neles Oyj	27,284	362,376
Neste Oyj	23,871	1,727,907
Nokian Renkaat Oyj	5,905	208,226
Orion Oyj Class B	7,814	358,817
Sampo Oyj Class A	27,067	1,144,883
Sanoma Oyj	12,706	213,608
TietoEVRY Oyj	7,555	248,292
UPM-Kymmene Oyj	29,574	1,102,565
Valmet Oyj	11,690	334,125

Total Finland		10,953,831

France - 6.9%
Air Liquide S.A.	15,064	2,474,436
ALD S.A.(b)	31,961	449,718
Arkema S.A.	2,871	328,448
AXA S.A.	128,238	3,061,542
Bollore S.A.	60,425	250,041
Capgemini SE	3,368	522,532
Carrefour S.A.	14,249	244,604
Cie Generale des Etablissements Michelin SCA	4,132	530,597
Covivio	9,809	904,336
Danone S.A.	31,216	2,053,327
Dassault Systemes SE	1,877	381,581
Edenred	5,108	290,058
Gaztransport Et Technigaz S.A.	2,404	232,960
Gecina S.A.	4,405	680,724
Hermes International	971	1,045,024
Iliad S.A.	1,869	384,414
Imerys S.A.	7,882	372,838
Ipsen S.A.	2,238	185,931
Kering S.A.	2,083	1,514,920
L’Oreal S.A.	11,908	4,528,366
La Francaise des Jeux SAEM(b)	4,372	200,120
Legrand S.A.	5,392	481,609
LVMH Moet Hennessy Louis Vuitton SE	6,294	3,934,453
Nexity S.A.	7,267	315,294
Orange S.A.	150,446	1,791,817
Pernod Ricard S.A.	5,727	1,098,740
Publicis Groupe S.A.	10,542	525,749
Rubis SCA	7,494	348,249
Sanofi	77,192	7,433,078
Schneider Electric SE	22,709	3,287,036
Societe BIC S.A.	3,670	207,727
Suez S.A.	22,207	440,720
Veolia Environnement S.A.	19,060	466,650
Vivendi S.A.	28,788	929,197
Wendel SE	2,424	290,508

Total France		42,187,344

Germany - 10.3%
Allianz SE , Registered Shares	26,037	6,393,814
alstria office REIT-AG	17,847	323,183
BASF SE	65,798	5,210,422
Bayer AG , Registered Shares	69,512	4,095,650
Bayerische Motoren Werke AG	27,107	2,395,636
Brenntag AG	7,524	583,107
Continental AG	7,417	1,100,352
Covestro AG(b)	7,370	455,207
Daimler AG , Registered Shares	24,037	1,699,631
Deutsche Boerse AG	4,958	844,741
Deutsche Post AG , Registered Shares	60,807	3,013,216
Deutsche Telekom AG , Registered Shares	232,656	4,257,184
Deutsche Wohnen SE , Bearer Shares	14,424	771,062
E.ON SE	211,611	2,346,820
Evonik Industries AG	25,680	838,306
Fresenius Medical Care AG & Co. KGaA	9,386	783,225
Fresenius SE & Co. KGaA	16,237	751,759
Hannover Rueck SE	5,646	900,134
Hapag-Lloyd AG(b)	4,232	475,864
Henkel AG & Co. KGaA	8,516	821,597
Hornbach Holding AG & Co. KGaA	2,561	246,607
Infineon Technologies AG	21,528	826,831
Knorr-Bremse AG	5,153	704,137
LANXESS AG	3,953	303,551
LEG Immobilien AG	4,091	636,004
Merck KGaA	2,030	348,602
METRO AG	34,963	393,396
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen , Registered Shares	7,417	2,203,427
RWE AG	16,772	709,424
SAP SE	32,716	4,291,980
Scout24 AG(b)	3,164	259,572
Siemens AG , Registered Shares	32,425	4,662,442
Siemens Healthineers AG(b)	23,853	1,225,200
Symrise AG	2,688	356,517
TAG Immobilien AG*	9,923	314,459
Talanx AG	17,209	668,741
Telefonica Deutschland Holding AG	267,779	738,830
Traton SE	34,202	945,971
Uniper SE	18,010	622,300
United Internet AG , Registered Shares	6,619	278,838
Volkswagen AG	9,938	2,068,355
Vonovia SE	24,194	1,769,049

Total Germany		62,635,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2020

Investments	Shares		Value
Hong Kong - 3.5%
AIA Group Ltd.	336,165		$4,118,686
CLP Holdings Ltd.	161,500		1,493,394
Guotai Junan International Holdings Ltd.(a)	1,363,000		182,815
Hang Lung Group Ltd.	113,000		280,975
Hang Lung Properties Ltd.	235,000		619,789
Hang Seng Bank Ltd.	121,500		2,095,030
Henderson Land Development Co., Ltd.	313,859		1,224,454
Hong Kong & China Gas Co., Ltd.	409,781		611,988
Hong Kong Exchanges & Clearing Ltd.	38,029		2,084,426
Hutchison Port Holdings Trust	1,214,100		240,392
Hysan Development Co., Ltd.	74,000		271,517
Link REIT	107,900		982,446
MTR Corp., Ltd.	161,553		903,206
New World Development Co., Ltd.	157,193		731,852
PCCW Ltd.	794,826		478,709
Power Assets Holdings Ltd.	235,000		1,272,916
Sino Land Co., Ltd.	446,400		581,471
Sun Hung Kai Properties Ltd.	150,000		1,934,523
Swire Properties Ltd.	267,000		776,498
Techtronic Industries Co., Ltd.	43,000		613,347
Wharf Holdings Ltd. (The)	49,000		131,760

Total Hong Kong			21,630,194

Ireland - 0.3%
CRH PLC	23,503		978,316
Glanbia PLC	15,494		196,781
Kerry Group PLC Class A	1,627		235,900
Smurfit Kappa Group PLC	15,223		708,537

Total Ireland			2,119,534

Israel - 0.4%
Bank Hapoalim BM*	78,851		540,031
Bank Leumi Le-Israel BM	74,242		437,017
Elbit Systems Ltd.	1,891		249,185
Electra Consumer Products 1970 Ltd.	8,514		295,396
ICL Group Ltd.	68,979		351,469
Mega Or Holdings Ltd.	6,633		202,039
Mehadrin Ltd.*	0	‡	4
Mizrahi Tefahot Bank Ltd.	10,879		251,578

Total Israel			2,326,719

Italy - 2.5%
A2A SpA	290,589		463,815
ACEA SpA	15,189		318,724
Anima Holding SpA(b)	59,960		284,799
Assicurazioni Generali SpA	67,829		1,183,468
Buzzi Unicem SpA(a)	8,418		200,847
DiaSorin SpA	953		198,344
Enav SpA(b)	61,178		269,326
Enel SpA	468,758		4,746,690
ERG SpA	10,969		314,054
Ferrari N.V.	2,476		571,517
Iren SpA	93,405		242,971
Italgas SpA	83,857		533,537
La Doria SpA	10,975		183,701
Mediobanca Banca di Credito Finanziario SpA	86,456		797,606
Poste Italiane SpA(b)	102,580		1,044,258
RAI Way SpA(b)	37,566		250,963
Recordati Industria Chimica e Farmaceutica SpA	9,522		528,124
Snam SpA	211,016		1,187,926
Terna Rete Elettrica Nazionale SpA	91,830		702,241
UnipolSai Assicurazioni SpA	383,436		1,018,062

Total Italy			15,040,973

Japan - 24.0%
ABC-Mart, Inc.	6,600		366,933
Advantest Corp.	4,300		321,943
Aeon Co., Ltd.	14,200		465,563
AEON Financial Service Co., Ltd.	17,500		209,502
AGC, Inc.(a)	11,800		411,449
Aica Kogyo Co., Ltd.	7,400		255,518
Aida Engineering Ltd.	30,400		284,434
Air Water, Inc.	14,000		248,690
Aisin Seiki Co., Ltd.	9,100		272,793
Alconix Corp.	15,800		223,583
Alfresa Holdings Corp.	12,600		230,533
Amada Co., Ltd.	33,700		369,820
Asahi Group Holdings Ltd.(a)	17,600		723,467
Asahi Kasei Corp.	56,800		580,131
Astellas Pharma, Inc.	45,900		708,650
Bandai Namco Holdings, Inc.	5,500		475,500
Bank of Kyoto Ltd. (The)	5,600		291,268
Bank of Nagoya Ltd. (The)(a)	8,700		215,046
Bridgestone Corp.(a)	25,700		842,354
Brother Industries Ltd.	15,500		319,173
Calbee, Inc.	6,300		189,772
Canon Marketing Japan, Inc.(a)	9,200		209,761
Canon, Inc.(a)	90,100		1,726,164
Central Glass Co., Ltd.	11,300		245,821
Central Japan Railway Co.	2,800		395,680
Chiba Bank Ltd. (The)	54,800		301,481
Chiyoda Co., Ltd.	26,000		230,423
Chubu Electric Power Co., Inc.	35,900		432,212
Chugai Pharmaceutical Co., Ltd.(a)	36,700		1,956,125
Chugoku Electric Power Co., Inc. (The)(a)	21,400		250,594
COMSYS Holdings Corp.	8,700		270,071
Concordia Financial Group Ltd.	97,800		343,856
Dai-ichi Life Holdings, Inc.	54,133		813,738
Daicel Corp.	30,100		219,529
Daifuku Co., Ltd.	2,800		346,051
Daiho Corp.	6,200		218,587
Daiichi Sankyo Co., Ltd.	33,200		1,136,733
Daiichikosho Co., Ltd.	3,500		120,853
Daiken Corp.	12,300		208,723
Daikin Industries Ltd.	3,800		843,586
Daito Trust Construction Co., Ltd.	2,000		186,740
Daiwa House Industry Co., Ltd.	26,200		777,537
Daiwa Securities Group, Inc.	68,000		309,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2020

Investments	Shares	Value
Denso Corp.	18,700	$1,111,006
Dentsu Group, Inc.(a)	2,300	68,279
East Japan Railway Co.	9,600	640,186
Eisai Co., Ltd.	9,000	642,627
Electric Power Development Co., Ltd.	14,200	195,440
ENEOS Holdings, Inc.	200,300	718,593
EPS Holdings, Inc.	23,900	225,932
ESPEC Corp.	13,800	276,147
Ezaki Glico Co., Ltd.(a)	4,500	197,661
FANUC Corp.	2,400	589,510
Fast Retailing Co., Ltd.	800	716,509
Fuji Electric Co., Ltd.	7,600	273,466
Fuji Oil Holdings, Inc.	8,800	251,185
FUJIFILM Holdings Corp.	9,700	510,907
Fujitsu Ltd.	5,800	837,319
Fukuoka Financial Group, Inc.	15,900	282,287
Futaba Industrial Co., Ltd.	25,200	128,874
G-Tekt Corp.	14,800	215,453
Gunze Ltd.	6,200	201,772
Hakuhodo DY Holdings, Inc.	17,300	237,101
Haseko Corp.	29,400	336,871
Heiwado Co., Ltd.	11,200	240,283
Hirose Electric Co., Ltd.	2,100	318,321
Hisamitsu Pharmaceutical Co., Inc.	4,100	243,431
Hitachi Capital Corp.	10,900	262,985
Hitachi Ltd.	27,500	1,082,740
Hokuto Corp.	11,200	226,397
Honda Motor Co., Ltd.	54,900	1,530,096
Hoosiers Holdings(a)	26,600	171,330
House Foods Group, Inc.	4,400	167,059
Hoya Corp.	3,800	525,217
Hulic Co., Ltd.(a)	28,100	308,367
Ichibanya Co., Ltd.	4,900	244,419
Idec Corp.	13,100	231,053
Idemitsu Kosan Co., Ltd.(a)	21,151	465,037
Inabata & Co., Ltd.	20,800	290,509
Inpex Corp.(a)	106,900	575,683
Intage Holdings, Inc.	24,500	268,386
Isuzu Motors Ltd.	35,900	340,762
ITOCHU Corp.	74,900	2,150,260
Itochu Techno-Solutions Corp.	12,700	453,286
Itoham Yonekyu Holdings, Inc.	41,700	271,820
J-Oil Mills, Inc.	3,500	119,836
Japan Exchange Group, Inc.	15,600	398,594
Japan Post Insurance Co., Ltd.	30,500	623,914
Japan Tobacco, Inc.(a)	155,544	3,166,773
JSP Corp.	15,800	264,902
JSR Corp.	9,300	258,881
K’s Holdings Corp.	16,100	223,929
Kajima Corp.	31,400	420,309
Kameda Seika Co., Ltd.	4,800	225,251
Kaneka Corp.	7,500	262,240
Kansai Electric Power Co., Inc. (The)	53,400	503,614
Kao Corp.(a)	10,100	779,670
KDDI Corp.	151,700	4,504,937
Kewpie Corp.	9,800	215,468
Keyence Corp.	1,100	617,948
Kirin Holdings Co., Ltd.(a)	30,800	726,110
Kokuyo Co., Ltd.(a)	19,300	261,147
Komatsu Ltd.	14,800	403,884
KOMEDA Holdings Co., Ltd.	10,500	189,670
Konoike Transport Co., Ltd.	21,100	208,864
Kubota Corp.(a)	30,200	658,436
Kuraray Co., Ltd.(a)	29,200	310,256
Kureha Corp.	5,700	401,366
Kyowa Kirin Co., Ltd.	12,500	340,694
Kyushu Electric Power Co., Inc.	28,100	241,685
Lixil Corp.	15,000	324,568
Mabuchi Motor Co., Ltd.(a)	5,200	226,394
Makita Corp.	5,100	255,383
Marubeni Corp.	86,400	574,159
Marudai Food Co., Ltd.	13,800	226,157
Marvelous, Inc.	21,300	182,580
Matsuda Sangyo Co., Ltd.	15,600	270,010
Mebuki Financial Group, Inc.	118,500	232,994
Medipal Holdings Corp.	17,600	330,368
MEIJI Holdings Co., Ltd.	5,300	372,686
Meitec Corp.	5,800	301,109
Mie Kotsu Group Holdings, Inc.(a)	36,900	176,914
Mitsubishi Chemical Holdings Corp.	66,200	400,233
Mitsubishi Corp.	82,400	2,027,976
Mitsubishi Electric Corp.	54,700	824,911
Mitsubishi Estate Co., Ltd.	29,900	479,871
Mitsubishi Gas Chemical Co., Inc.	11,800	270,756
Mitsubishi Heavy Industries Ltd.	15,300	467,691
Mitsubishi UFJ Financial Group, Inc.	793,100	3,503,636
Mitsubishi UFJ Lease & Finance Co., Ltd.	80,200	384,513
Mitsui Chemicals, Inc.	11,800	345,731
Mitsui Fudosan Co., Ltd.	29,200	610,472
Mitsui Sugar Co., Ltd.	12,900	226,901
Mizuho Financial Group, Inc.	147,630	1,869,594
Mizuno Corp.	13,100	255,034
Morningstar Japan K.K.(a)	51,300	228,066
MS&AD Insurance Group Holdings, Inc.	46,230	1,406,445
Murata Manufacturing Co., Ltd.	15,900	1,435,304
Nagase & Co., Ltd.	14,900	217,341
NEC Corp.	8,800	472,197
NGK Insulators Ltd.	15,000	231,294
NGK Spark Plug Co., Ltd.	15,100	257,846
NH Foods Ltd.	3,300	145,111
Nichias Corp.	9,200	218,494
Nichicon Corp.	27,600	348,860
Nidec Corp.	4,200	528,026
Nintendo Co., Ltd.	4,400	2,805,482
Nippn Corp.	14,600	227,813
Nippo Corp.	7,900	216,161
Nippon Electric Glass Co., Ltd.(a)	12,800	279,692
Nippon Express Co., Ltd.	5,400	362,458
Nippon Kanzai Co., Ltd.	11,700	234,918
Nippon Paint Holdings Co., Ltd.(a)	3,300	362,139
Nippon Shokubai Co., Ltd.	5,400	302,310
Nippon Signal Co., Ltd.	25,800	235,147
Nippon Soda Co., Ltd.	9,100	270,149
Nippon Suisan Kaisha Ltd.	32,000	132,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2020

Investments	Shares	Value
Nippon Telegraph & Telephone Corp.	173,200	$4,437,993
Nisshin Seifun Group, Inc.	10,200	162,121
Nitori Holdings Co., Ltd.	1,900	397,869
Nitto Denko Corp.	7,100	634,733
NOF Corp.	4,300	217,822
NOK Corp.	7,900	84,857
Nomura Holdings, Inc.	154,600	816,088
Nomura Real Estate Holdings, Inc.	13,100	289,673
Nomura Research Institute Ltd.	15,900	569,040
NSK Ltd.	25,300	219,563
NTT Data Corp.	29,000	396,329
Obayashi Corp.	33,000	284,469
Obic Co., Ltd.	2,500	501,961
Oiles Corp.	15,900	249,792
Okabe Co., Ltd.(a)	29,300	219,654
Olympus Corp.	8,800	192,331
Omron Corp.	6,200	552,472
Ono Pharmaceutical Co., Ltd.	18,700	562,929
Oracle Corp.	4,800	625,309
Osaka Gas Co., Ltd.	19,400	396,850
Osaka Soda Co., Ltd.	9,700	255,735
Otsuka Corp.(a)	9,000	475,084
Otsuka Holdings Co., Ltd.(a)	21,900	937,132
Pacific Industrial Co., Ltd.	16,200	168,520
PAL GROUP Holdings Co., Ltd.	20,200	238,890
Pan Pacific International Holdings Corp.	10,800	249,798
Panasonic Corp.	74,000	853,281
Pola Orbis Holdings, Inc.(a)	14,500	294,087
Qol Holdings Co., Ltd.(a)	16,000	174,343
Recruit Holdings Co., Ltd.	12,200	510,593
Resona Holdings, Inc.	167,600	585,046
Ryosan Co., Ltd.	12,100	218,690
Sakata INX Corp.(a)	16,500	185,065
Sangetsu Corp.	16,700	250,876
Sankyo Co., Ltd.	7,800	210,780
Sanwa Holdings Corp.	20,500	238,665
Sapporo Holdings Ltd.(a)	14,600	281,550
Sato Holdings Corp.	12,200	262,918
SBI Holdings, Inc.	12,800	303,372
SCSK Corp.	5,700	325,730
Secom Co., Ltd.	5,500	506,983
Sega Sammy Holdings, Inc.	16,400	258,442
Seikagaku Corp.	24,100	237,394
Seiko Epson Corp.	28,000	415,207
Seino Holdings Co., Ltd.	20,500	288,900
Sekisui House Ltd.	21,800	443,411
Seven & I Holdings Co., Ltd.	27,700	981,687
Seven Bank Ltd.	112,100	236,697
SG Holdings Co., Ltd.	13,300	362,241
Shimano, Inc.	1,300	303,264
Shimizu Corp.	40,300	292,750
Shin-Etsu Chemical Co., Ltd.	6,600	1,153,218
Shionogi & Co., Ltd.	7,800	425,716
Shiseido Co., Ltd.	4,300	297,204
Shizuoka Bank Ltd. (The)	38,300	280,447
Shizuoka Gas Co., Ltd.	24,800	248,372
SHO-BOND Holdings Co., Ltd.	5,600	271,742
SMC Corp.	600	365,829
SoftBank Corp.	509,600	6,382,031
SoftBank Group Corp.	14,200	1,108,273
Sohgo Security Services Co., Ltd.	5,800	300,547
Sompo Holdings, Inc.	15,000	606,276
Sony Corp.	8,400	836,786
St. Marc Holdings Co., Ltd.	15,400	208,824
Subaru Corp.	24,900	497,421
Sumitomo Chemical Co., Ltd.	80,900	325,183
Sumitomo Corp.	72,300	956,227
Sumitomo Dainippon Pharma Co., Ltd.	16,600	244,872
Sumitomo Electric Industries Ltd.	25,000	330,888
Sumitomo Forestry Co., Ltd.	9,900	206,544
Sumitomo Metal Mining Co., Ltd.	6,600	292,715
Sumitomo Mitsui Financial Group, Inc.(a)	87,300	2,695,650
Sumitomo Mitsui Trust Holdings, Inc.	21,107	649,493
Sumitomo Osaka Cement Co., Ltd.	5,600	163,533
Sumitomo Realty & Development Co., Ltd.	8,300	255,725
Sumitomo Seika Chemicals Co., Ltd.	7,000	278,319
Sundrug Co., Ltd.	4,800	191,544
Suntory Beverage & Food Ltd.(a)	8,600	304,034
Suzuken Co., Ltd.	4,300	155,349
Suzuki Motor Corp.	10,600	490,960
Sysmex Corp.	3,300	396,339
T&D Holdings, Inc.	36,800	433,780
Taisei Corp.	9,200	316,780
Takashimaya Co., Ltd.	24,900	213,439
Takeda Pharmaceutical Co., Ltd.	83,800	3,047,789
Tamron Co., Ltd.(a)	10,100	178,629
Tamura Corp.	45,700	253,188
Tatsuta Electric Wire and Cable Co., Ltd.	41,700	303,324
TDK Corp.	2,500	376,289
Terumo Corp.	7,300	304,883
TIS, Inc.	12,300	251,849
Toho Gas Co., Ltd.	3,600	238,152
Toho Titanium Co., Ltd.	35,400	303,786
Tohoku Electric Power Co., Inc.	36,100	297,206
Tokai Rika Co., Ltd.	16,600	280,566
Tokai Tokyo Financial Holdings, Inc.	66,500	196,450
Tokio Marine Holdings, Inc.	28,400	1,460,092
Tokyo Electron Ltd.	5,900	2,194,392
Tokyo Gas Co., Ltd.	2,500	57,727
Tosoh Corp.	19,400	302,147
Toyoda Gosei Co., Ltd.	6,900	200,160
Toyota Boshoku Corp.	19,500	316,359
Toyota Motor Corp.	64,610	4,979,435
Toyota Tsusho Corp.	14,500	584,944
Trend Micro, Inc.(a)	7,400	425,745
TS Tech Co., Ltd.	6,300	194,653
Tv Tokyo Holdings Corp.	8,000	178,372
Unicharm Corp.	7,400	350,630
Wacoal Holdings Corp.	11,800	237,269
Wowow, Inc.	6,600	181,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2020

Investments	Shares	Value
Yamada Holdings Co., Ltd.	39,800	$211,249
Yamaha Motor Co., Ltd.	25,100	511,506
Yamato Holdings Co., Ltd.	10,300	262,476
Yokogawa Electric Corp.	11,800	234,754
Yokohama Reito Co., Ltd.	27,400	228,765
Yondoshi Holdings, Inc.	9,600	185,501
Yuasa Trading Co., Ltd.	8,500	272,919
Z Holdings Corp.	100,910	610,279
Zenrin Co., Ltd.	13,300	162,442

Total Japan		146,379,017

Netherlands - 1.8%
Aalberts N.V.	6,241	278,415
Akzo Nobel N.V.	7,806	839,153
ASM International N.V.	3,164	696,643
ASML Holding N.V.	5,508	2,679,214
ASR Nederland N.V.	13,743	552,381
Euronext N.V.(b)	3,060	337,527
Koninklijke Ahold Delhaize N.V.	68,541	1,938,082
Koninklijke DSM N.V.	5,047	869,476
Koninklijke KPN N.V.	235,274	715,931
Koninklijke Vopak N.V.	1,538	80,899
NN Group N.V.	25,914	1,126,552
Van Lanschot Kempen N.V.	7,841	201,471
Wolters Kluwer N.V.	8,110	685,282

Total Netherlands		11,001,026

Norway - 1.5%
AF Gruppen ASA(a)	16,671	341,911
Aker ASA Class A	4,141	270,845
Entra ASA(b)	15,051	341,383
Equinor ASA	239,970	4,062,585
Gjensidige Forsikring ASA	33,407	746,804
Leroy Seafood Group ASA	31,465	222,557
Orkla ASA	51,966	528,039
SpareBank 1 SMN	28,839	328,744
Telenor ASA	82,597	1,407,495
TGS NOPEC Geophysical Co. ASA	24,637	381,844
Yara International ASA	13,055	542,818

Total Norway		9,175,025

Portugal - 0.2%
EDP - Energias de Portugal S.A.	162,243	1,023,530
Jeronimo Martins, SGPS, S.A.	12,927	218,589

Total Portugal		1,242,119

Singapore - 2.0%
CapitaLand Ltd.	223,900	555,663
DBS Group Holdings Ltd.	131,078	2,483,406
Genting Singapore Ltd.	1,039,600	668,604
Jardine Cycle & Carriage Ltd.	36,955	546,643
Keppel Corp., Ltd.	78,600	319,954
Keppel Infrastructure Trust	848,700	349,973
NetLink NBN Trust	267,700	195,461
Olam International Ltd.	270,200	312,795
Oversea-Chinese Banking Corp., Ltd.	216,612	1,648,785
Raffles Medical Group Ltd.	337,600	254,161
Sheng Siong Group Ltd.	247,600	290,379
Singapore Exchange Ltd.	68,500	480,974
Singapore Technologies Engineering Ltd.	165,300	477,771
Singapore Telecommunications Ltd.	977,700	1,708,839
United Overseas Bank Ltd.	99,101	1,693,861
Yanlord Land Group Ltd.	273,100	231,432

Total Singapore		12,218,701

Spain - 3.0%
Acciona S.A.(a)	1,784	254,734
ACS Actividades de Construccion y Servicios S.A.(a)	34,516	1,146,600
Bankia S.A.(a)	396,278	702,571
Cia de Distribucion Integral Logista Holdings S.A.	15,073	292,499
Cie Automotive S.A.(a)	10,675	288,134
Ebro Foods S.A.	9,836	227,940
EDP Renovaveis S.A.	10,188	284,214
Enagas S.A.	23,565	517,984
Endesa S.A.(a)	70,384	1,924,745
Ferrovial S.A.(a)	28,530	788,918
Fomento de Construcciones y Contratas S.A.	30,137	324,492
Grupo Catalana Occidente S.A.	8,439	300,989
Iberdrola S.A.	378,792	5,422,610
Industria de Diseno Textil S.A.	65,199	2,077,321
Inmobiliaria Colonial Socimi S.A.	24,901	244,503
Miquel y Costas & Miquel S.A.	11,722	211,121
Naturgy Energy Group S.A.	85,924	1,993,309
Prosegur Cia de Seguridad S.A.	74,097	221,032
Red Electrica Corp. S.A.	40,034	821,700
Zardoya Otis S.A.	55,266	387,467

Total Spain		18,432,883

Sweden - 1.9%
Assa Abloy AB Class B	17,126	422,282
Atlas Copco AB Class A	21,634	1,109,287
Atlas Copco AB Class B	12,021	539,094
Axfood AB	16,195	378,226
BillerudKorsnas AB	13,265	235,094
Boliden AB	10,354	367,384
Bravida Holding AB(b)	17,364	231,519
Castellum AB	18,851	479,048
Epiroc AB Class A	34,935	636,589
EQT AB(a)	14,467	370,635
Essity AB Class B	23,785	766,039
Evolution Gaming Group AB(b)	3,012	306,168
Fabege AB	14,681	231,230
ICA Gruppen AB	7,820	391,259
Intrum AB(a)	9,162	241,864
Investment AB Latour Class B(a)	9,415	228,939
Kinnevik AB Class B	8,145	412,082
Lundin Energy AB	20,388	551,869
SKF AB Class B	9,820	255,169
Swedish Match AB	6,143	477,075
Tele2 AB Class B	58,251	770,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2020

Investments	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	78,350	$931,513
Telia Co. AB	266,498	1,102,005
Wihlborgs Fastigheter AB	14,028	316,685

Total Sweden		11,751,347

Switzerland - 12.0%
ABB Ltd. , Registered Shares	76,981	2,151,932
Adecco Group AG , Registered Shares	11,138	745,431
Allreal Holding AG , Registered Shares	902	207,655
Baloise Holding AG , Registered Shares	3,173	565,357
Banque Cantonale Vaudoise , Registered Shares	5,784	630,125
BKW AG	2,581	289,649
Bucher Industries AG , Registered Shares	901	413,423
Cembra Money Bank AG	1,790	217,080
Cie Financiere Richemont S.A. , Registered Shares	9,207	834,093
Coca-Cola HBC AG*	12,509	406,447
Credit Suisse Group AG , Registered Shares	18,191	234,603
DKSH Holding AG	2,564	193,036
EMS-Chemie Holding AG , Registered Shares	1,020	984,287
Galenica AG(b)	3,976	265,382
Geberit AG , Registered Shares	1,070	670,846
Givaudan S.A. , Registered Shares	219	924,113
Huber + Suhner AG , Registered Shares	2,361	186,701
Julius Baer Group Ltd.	5,353	308,844
Kardex Holding AG , Registered Shares	1,485	325,240
Kuehne + Nagel International AG , Registered Shares	4,229	960,669
LafargeHolcim Ltd. , Registered Shares*	32,935	1,811,528
Logitech International S.A. , Registered Shares	4,619	448,967
Lonza Group AG , Registered Shares	911	586,206
Nestle S.A. , Registered Shares	117,423	13,849,790
Novartis AG , Registered Shares	158,184	14,969,276
Partners Group Holding AG	1,237	1,455,377
PSP Swiss Property AG , Registered Shares	1,819	243,439
Roche Holding AG , Bearer Shares	6,849	2,401,935
Roche Holding AG Genusschein	32,390	11,322,484
Schindler Holding AG , Participation Certificate	1,849	499,091
Schindler Holding AG , Registered Shares	936	252,438
SFS Group AG	1,968	233,769
SGS S.A. , Registered Shares	417	1,259,562
SIG Combibloc Group AG*	15,513	360,470
Sika AG , Registered Shares	2,546	696,445
Stadler Rail AG(a)	4,333	198,133
Sulzer AG , Registered Shares	3,300	347,565
Swatch Group AG (The) , Bearer Shares	1,818	496,688
Swiss Life Holding AG , Registered Shares	2,094	976,939
Swiss Prime Site AG , Registered Shares	5,549	545,515
Swisscom AG , Registered Shares	3,673	1,982,452
UBS Group AG , Registered Shares	126,450	1,783,847
VAT Group AG(b)	1,569	391,917
Vifor Pharma AG	2,280	358,527
Vontobel Holding AG , Registered Shares	3,715	295,031
VZ Holding AG	1,640	150,095
Zurich Insurance Group AG	9,583	4,049,155

Total Switzerland		73,481,554

United Kingdom - 12.5%
Admiral Group PLC	25,708	1,021,213
Airtel Africa PLC(b)	327,189	338,122
Anglo American PLC	45,819	1,518,519
Ashtead Group PLC	9,772	459,242
Assura PLC	197,778	207,631
AstraZeneca PLC	55,730	5,579,430
Avast PLC(b)	38,946	286,150
Aviva PLC	104,583	464,905
BAE Systems PLC	193,600	1,293,567
Berkeley Group Holdings PLC	8,667	561,801
Big Yellow Group PLC	15,000	224,931
British American Tobacco PLC	214,551	7,942,032
Bunzl PLC	15,232	508,666
Coca-Cola European Partners PLC	10,076	486,359
ConvaTec Group PLC(b)	104,186	283,695
Croda International PLC	3,552	320,262
Daily Mail & General Trust PLC Class A Non-Voting Shares	19,155	195,070
DCC PLC	3,835	271,444
Diageo PLC	71,655	2,818,965
Direct Line Insurance Group PLC	128,580	560,682
easyJet PLC	41,488	470,710
Ferrexpo PLC	94,195	363,875
GlaxoSmithKline PLC	497,273	9,122,205
Great Portland Estates PLC	24,052	219,624
Hargreaves Lansdown PLC	22,477	468,555
Hikma Pharmaceuticals PLC	8,502	292,637
HomeServe PLC	14,405	201,832
IMI PLC	24,196	385,320
Intertek Group PLC	4,424	341,556
Johnson Matthey PLC	7,779	257,862
Jupiter Fund Management PLC	71,315	275,295
Linde PLC	9,671	2,520,419
London Stock Exchange Group PLC	3,835	472,222
Londonmetric Property PLC	69,160	216,493
Mondi PLC	19,128	449,598
Moneysupermarket.com Group PLC	59,207	210,911
National Grid PLC	202,834	2,398,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2020

Investments	Shares	Value
Pearson PLC(a)	35,364	$328,911
Pennon Group PLC	23,911	310,509
Phoenix Group Holdings PLC	61,188	585,988
Quilter PLC(b)	205,492	431,458
Reckitt Benckiser Group PLC	19,744	1,765,623
RELX PLC	62,273	1,525,848
Rio Tinto PLC	90,610	6,775,103
Sage Group PLC (The)	57,982	461,284
Schroders PLC	16,308	743,891
Segro PLC	34,072	441,342
Severn Trent PLC	10,032	313,896
Smith & Nephew PLC	24,616	508,097
Smiths Group PLC	15,999	329,031
Spectris PLC	7,346	282,973
SSE PLC	68,656	1,407,739
Standard Life Aberdeen PLC	265,713	1,021,727
Tate & Lyle PLC	38,281	352,901
Tesco PLC	426,364	1,348,641
TP ICAP PLC	74,899	243,877
Unilever PLC	132,782	8,017,950
United Utilities Group PLC	35,977	440,150
Vodafone Group PLC	2,345,024	3,876,767
WM Morrison Supermarkets PLC	128,397	311,271
Workspace Group PLC	22,365	235,097

Total United Kingdom		76,070,206

TOTAL COMMON STOCKS (Cost: $517,036,660)		607,763,868

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International Dividend ex-Financials Fund(c) (Cost: $61,318)	1,614	65,250

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $17,882,041)	17,882,041	17,882,041

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $534,980,019)		625,711,159
Other Assets less Liabilities - (2.4)%		(14,685,151)

NET ASSETS - 100.0%		$611,026,008

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,742,248 and the total market value of the collateral held by the Fund was $27,089,807. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,207,766.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree International Dividend ex-Financials Fund	$510,748	$5,366,684	$5,721,542	$(40,574)	$(50,066)	$65,250	$55,973

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/5/2021	50,854	USD	5,250,991	JPY	$—	$(5)
Bank of Montreal	1/5/2021	11,874	USD	10,510	CHF	—	(16)
Canadian Imperial Bank of Commerce	1/5/2021	19,707	USD	152,788	HKD	2	—
JP Morgan Chase Bank N.A.	1/4/2021	73,226	USD	59,945	EUR	—	(120)

						$2	$(141)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$607,763,868	$—	$—	$607,763,868
Exchange-Traded Fund	65,250	—	—	65,250
Investment of Cash Collateral for Securities Loaned	—	17,882,041	—	17,882,041

Total Investments in Securities	$607,829,118	$17,882,041	$—	$625,711,159

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	2	—	2
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(141)	—	(141)

Total - Net	$607,829,118	$17,881,902	$—	$625,711,020

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 101.1%

Australia - 11.7%
ARB Corp., Ltd.(a)	1,739	$41,331
Beach Energy Ltd.(a)	847,309	1,180,156
BHP Group Ltd.	1,518,908	49,730,745
BlueScope Steel Ltd.	104,750	1,412,915
Brambles Ltd.	463,985	3,795,162
Breville Group Ltd.	11,137	219,745
Charter Hall Group	126,313	1,433,776
Codan Ltd.	4,776	41,203
CSL Ltd.	38,852	8,489,780
Domino’s Pizza Enterprises Ltd.	21,584	1,443,681
Elders Ltd.	13,637	103,757
Evolution Mining Ltd.	430,647	1,658,221
Goodman Group	269,136	3,927,207
JB Hi-Fi Ltd.	36,217	1,358,776
Mineral Resources Ltd.	67,904	1,962,310
Northern Star Resources Ltd.	76,165	745,826
Ramelius Resources Ltd.	30,201	39,268
Rio Tinto Ltd.	246,669	21,666,650
St Barbara Ltd.	289,838	527,822
Technology One Ltd.(a)	73,875	467,446

Total Australia		100,245,777

Belgium - 0.1%
Fagron	11,714	272,321
Melexis N.V.	8,152	796,953

Total Belgium		1,069,274

China - 1.9%
China Overseas Grand Oceans Group Ltd.	2,340,000	1,255,428
China Overseas Land & Investment Ltd.	6,231,027	13,548,768
China Tobacco International HK Co., Ltd.(a)	74,000	141,819
CSPC Pharmaceutical Group Ltd.	1,091,481	1,116,277

Total China		16,062,292

Denmark - 5.3%
Coloplast A/S Class B	34,531	5,276,571
DSV Panalpina A/S	8,654	1,450,987
H. Lundbeck A/S	4,306	147,792
Novo Nordisk A/S Class B	283,867	19,908,253
Novozymes A/S Class B	26,817	1,540,649
Orsted A/S(b)	50,864	10,396,874
Royal Unibrew A/S	14,447	1,678,023
Vestas Wind Systems A/S	19,769	4,677,813

Total Denmark		45,076,962

Finland - 3.0%
Kone Oyj Class B	123,802	10,067,223
Neste Oyj	165,742	11,997,270
Orion Oyj Class B	22,312	1,024,563
Tokmanni Group Corp.	2,348	46,656
Uponor Oyj	18,064	401,376
Valmet Oyj	60,964	1,742,481

Total Finland		25,279,569

France - 6.0%
Gaztransport Et Technigaz S.A.	6,703	649,555
Hermes International	7,158	7,703,687
LVMH Moet Hennessy Louis Vuitton SE	62,394	39,003,216
Sartorius Stedim Biotech	2,603	927,443
Trigano S.A.(a)	6,730	1,192,355
Verallia S.A.(b)	53,727	1,909,679

Total France		51,385,935

Germany - 6.3%
Bechtle AG	4,702	1,026,359
CANCOM SE	1,308	72,594
Carl Zeiss Meditec AG, Bearer Shares	3,478	463,425
CompuGroup Medical SE & Co. KgaA	3,318	319,095
Dermapharm Holding SE	11,856	826,285
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,136	117,190
Fuchs Petrolub SE	35,274	1,633,587
Infineon Technologies AG	177,686	6,824,427
Knorr-Bremse AG	30,363	4,148,984
Nemetschek SE	6,299	465,511
SAP SE	219,167	28,752,304
Siemens Healthineers AG(b)	150,320	7,721,131
Softwareone Holding AG*	9,068	268,773
Symrise AG	8,665	1,149,263

Total Germany		53,788,928

Hong Kong - 1.9%
Hong Kong Exchanges & Clearing Ltd.	219,400	12,025,639
Techtronic Industries Co., Ltd.	275,500	3,929,699
Vitasoy International Holdings Ltd.	118,000	459,591

Total Hong Kong		16,414,929

Israel - 0.1%
Matrix IT Ltd.	9,513	215,367
Maytronics Ltd.	2,506	37,682
Strauss Group Ltd.	26,062	782,315

Total Israel		1,035,364

Italy - 1.0%
Davide Campari-Milano N.V.	22,373	255,678
DiaSorin SpA	4,598	956,963
Ferrari N.V.	17,463	4,030,857
Interpump Group SpA	16,856	831,978
Recordati Industria Chimica e Farmaceutica SpA	48,420	2,685,543
Zignago Vetro SpA	9,088	152,116

Total Italy		8,913,135

Japan - 20.0%
ABC-Mart, Inc.	22,300	1,239,789
Advantest Corp.	27,311	2,044,787
Ariake Japan Co., Ltd.	7,900	567,756
Asahi Holdings, Inc.	5,300	188,140
Astellas Pharma, Inc.	269,600	4,162,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Investments	Shares	Value
Bandai Namco Holdings, Inc.	41,600	$3,596,509
Benefit One, Inc.	18,800	555,378
Bridgestone Corp.(a)	231,700	7,594,293
Chugai Pharmaceutical Co., Ltd.(a)	164,600	8,773,246
Create SD Holdings Co., Ltd.	10,500	394,087
CyberAgent, Inc.	600	41,319
Daifuku Co., Ltd.	16,200	2,002,150
Daikin Industries Ltd.	15,400	3,418,742
Daiwabo Holdings Co., Ltd.	1,700	151,155
Dip Corp.	9,200	245,316
Disco Corp.	7,291	2,453,990
DTS Corp.	7,100	146,202
Eisai Co., Ltd.	30,475	2,176,006
Elecom Co., Ltd.	7,400	382,023
en-japan, Inc.	19,550	585,108
Fancl Corp.	10,300	410,524
Fast Retailing Co., Ltd.	6,281	5,625,493
Funai Soken Holdings, Inc.(a)	5,900	144,064
GungHo Online Entertainment, Inc.(a)	3,689	82,466
Hikari Tsushin, Inc.	8,500	1,990,702
Horiba Ltd.	8,700	509,807
Hoya Corp.	23,500	3,248,051
IR Japan Holdings Ltd.	300	47,886
Japan Lifeline Co., Ltd.	4,700	74,066
Kakaku.com, Inc.	39,991	1,096,174
Kao Corp.	59,400	4,585,384
Keyence Corp.	8,900	4,999,758
Kobe Bussan Co., Ltd.	17,000	523,609
Koito Manufacturing Co., Ltd.	3,700	251,576
Kose Corp.	7,800	1,329,653
Kotobuki Spirits Co., Ltd.(a)	1,500	77,873
Kusuri no Aoki Holdings Co., Ltd.	1,900	165,441
Kyudenko Corp.	31,900	1,028,883
Mani, Inc.	5,000	135,987
McDonald’s Holdings Co., Japan Ltd.(a)	11,400	552,085
Meitec Corp.	12,600	654,133
Milbon Co., Ltd.	8,400	534,534
MINEBEA MITSUMI, Inc.	44,700	886,683
Murata Manufacturing Co., Ltd.	91,820	8,288,657
Nexon Co., Ltd.	1,400	43,121
NGK Spark Plug Co., Ltd.	53,800	918,683
Nifco, Inc.	1,200	47,014
Nihon M&A Center, Inc.	10,400	695,046
Nihon Unisys Ltd.	16,300	637,823
Nippon Shinyaku Co., Ltd.	500	32,786
Nissan Chemical Corp.	27,668	1,731,176
Nitori Holdings Co., Ltd.	201	42,090
Nojima Corp.	1,800	49,322
Nomura Research Institute Ltd.	40,000	1,431,546
NSD Co., Ltd.	2,200	47,390
Obic Co., Ltd.	11,000	2,208,630
OKUMA Corp.	6,200	346,496
Olympus Corp.	29,100	636,003
Oracle Corp.	19,300	2,514,262
Otsuka Corp.(a)	28,800	1,520,267
Outsourcing, Inc.(a)	43,500	581,854
Pan Pacific International Holdings Corp.	13,900	321,499
Pigeon Corp.(a)	21,400	881,951
Prestige International, Inc.	6,000	53,000
Recruit Holdings Co., Ltd.	97,900	4,097,302
Ryohin Keikaku Co., Ltd.	14,400	293,593
Sakai Moving Service Co., Ltd.	6,300	318,524
Sanwa Holdings Corp.	48,200	561,155
SCSK Corp.	15,200	868,613
Seria Co., Ltd.	16,100	591,012
SG Holdings Co., Ltd.	24,700	672,734
Shimadzu Corp.	9,100	353,441
Shionogi & Co., Ltd.	24,200	1,320,810
SMS Co., Ltd.	9,000	344,327
SoftBank Corp.	2,833,800	35,489,403
Sony Corp.	56,900	5,668,231
Starts Corp., Inc.	17,500	485,786
Sumitomo Forestry Co., Ltd.	22,300	465,245
Sundrug Co., Ltd.	17,500	698,339
Sysmex Corp.	16,736	2,010,038
Systena Corp.	4,800	100,561
T-Gaia Corp.	37,200	697,196
TechnoPro Holdings, Inc.	7,600	629,377
Terumo Corp.	18,800	785,177
Toei Animation Co., Ltd.(a)	10,200	799,245
Tokuyama Corp.	25,800	578,998
Tokyo Electron Ltd.	33,158	12,332,483
Trend Micro, Inc.(a)	47,900	2,755,833
Unicharm Corp.	21,500	1,018,722
USS Co., Ltd.	88,700	1,792,127
Wacom Co., Ltd.	5,100	42,728
Workman Co., Ltd.(a)	5,100	434,694
Yamaha Corp.	18,400	1,081,776
Yaskawa Electric Corp.	8,800	437,251
ZOZO, Inc.	36,700	906,081

Total Japan		171,332,602

Netherlands - 3.3%
ASM International N.V.	12,088	2,661,509
ASML Holding N.V.	37,458	18,220,405
BE Semiconductor Industries N.V.	23,657	1,435,119
Euronext N.V.(b)	19,710	2,174,073
IMCD N.V.	1,267	161,612
Wolters Kluwer N.V.	46,547	3,933,145

Total Netherlands		28,585,863

Norway - 0.1%
Borregaard ASA	35,082	581,016
Fjordkraft Holding ASA(b)	6,555	64,080

Total Norway		645,096

Portugal - 0.1%
Jeronimo Martins, SGPS, S.A.	70,049	1,184,491

Singapore - 0.4%
Sheng Siong Group Ltd.	594,200	696,864
Singapore Exchange Ltd.	369,300	2,593,049

Total Singapore		3,289,913

Spain - 0.4%
Faes Farma S.A.	347,881	1,485,518
Grifols S.A.(a)	29,472	861,124
Prosegur Cash S.A.(b)	843,458	825,610

Total Spain		3,172,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Investments	Shares	Value
Sweden - 3.1%
AddTech AB Class B	29,433	$390,646
Atlas Copco AB Class A	119,875	6,146,612
Atlas Copco AB Class B	103,019	4,619,990
Axfood AB	73,707	1,721,390
Beijer Ref AB	13,204	605,170
BioGaia AB Class B	706	46,164
Elekta AB Class B	40,372	542,960
Epiroc AB Class B	41,917	709,458
EQT AB(a)	52,170	1,336,560
Essity AB Class B	160,995	5,185,135
Evolution Gaming Group AB(b)	18,800	1,911,007
Lagercrantz Group AB Class B	5,586	51,694
Lifco AB Class B	7,460	716,701
Lindab International AB	2,362	49,008
Mycronic AB	29,813	890,845
Sweco AB Class B	68,457	1,258,684

Total Sweden		26,182,024

Switzerland - 10.3%
ALSO Holding AG, Registered Shares*	146	41,787
Bucher Industries AG, Registered Shares	1,768	811,246
Geberit AG, Registered Shares	7,213	4,522,252
Givaudan S.A., Registered Shares	1,783	7,523,717
Kardex Holding AG, Registered Shares	2,329	510,090
Kuehne + Nagel International AG, Registered Shares	31,691	7,198,996
Logitech International S.A., Registered Shares	27,542	2,677,084
Partners Group Holding AG	8,895	10,465,298
Roche Holding AG, Bearer Shares	35,980	12,618,134
Roche Holding AG Genusschein	98,792	34,534,451
Schindler Holding AG, Participation Certificate	6,611	1,784,473
SFS Group AG	11,344	1,347,497
Sika AG, Registered Shares	9,170	2,508,407
STMicroelectronics N.V.	31,600	1,181,191
Temenos AG, Registered Shares	2,707	378,665

Total Switzerland		88,103,288

United Kingdom - 26.1%
AJ Bell PLC	50,196	297,448
Ashmore Group PLC(a)	420,569	2,478,954
Ashtead Group PLC	76,181	3,580,181
Avon Rubber PLC	732	31,669
Berkeley Group Holdings PLC	78,947	5,117,403
Bodycote PLC	94,385	961,840
Bunzl PLC	63,782	2,129,973
CMC Markets PLC(b)	133,006	710,887
Croda International PLC	19,602	1,767,394
FDM Group Holdings PLC	13,884	213,321
Ferrexpo PLC	783,069	3,024,995
Fevertree Drinks PLC	4,740	163,733
Fresnillo PLC	100,634	1,553,758
Games Workshop Group PLC	6,528	999,426
Gamma Communications PLC	4,191	94,240
GlaxoSmithKline PLC	1,842,301	33,796,018
Halma PLC	23,647	791,621
Hargreaves Lansdown PLC	201,355	4,197,442
Hilton Food Group PLC	32,559	495,802
HomeServe PLC	48,831	684,182
IMI PLC	102,864	1,638,105
Intertek Group PLC	29,023	2,240,729
Linde PLC	97,916	25,518,489
RELX PLC	606,679	14,865,193
Rio Tinto PLC	754,144	56,388,953
Rotork PLC	166,634	724,341
RWS Holdings PLC	45,761	335,284
Smith & Nephew PLC	153,920	3,177,053
Spirax-Sarco Engineering PLC	7,151	1,104,092
Spirent Communications PLC	18,740	67,628
Unilever PLC	890,421	53,763,425

Total United Kingdom		222,913,579

TOTAL COMMON STOCKS (Cost: $690,349,693)		864,681,273

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/25/21* (Cost: $70,601)	347,881	71,083

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $1,253,858)	43,565	1,590,558

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $4,505,559)	4,505,559	4,505,559

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $696,179,711)		870,848,473
Other Assets less Liabilities - (1.8)%		(15,483,305)

NET ASSETS - 100.0%		$855,365,168

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,163,267. The Fund also had securities on loan having a total market value of $76,568 that were sold and pending settlement. The total market value of the collateral held by the Fund was $28,701,934. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $24,196,375.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,986,206	$—	$1,006,840	$15,366	$595,826	$1,590,558	$27,599

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2021	8,205,335	AUD	6,331,770	USD	$—	$(39)
Bank of America N.A.	1/6/2021	5,179,106	CHF	5,859,175	USD	73	—
Bank of America N.A.	1/6/2021	17,985,315	DKK	2,956,447	USD	32	—
Bank of America N.A.	1/6/2021	10,911,424	EUR	13,351,175	USD	—	(144)
Bank of America N.A.	1/6/2021	9,682,071	GBP	13,235,846	USD	—	(807)
Bank of America N.A.	1/6/2021	18,157,020	HKD	2,341,755	USD	—	(66)
Bank of America N.A.	1/6/2021	274,509	ILS	85,498	USD	—	(1)
Bank of America N.A.	1/6/2021	1,224,252,181	JPY	11,857,899	USD	1	—
Bank of America N.A.	1/6/2021	422,570	NOK	49,354	USD	—	—
Bank of America N.A.	1/6/2021	308,621	SGD	233,518	USD	—	(6)
Bank of America N.A.	1/6/2021	6,331,770	USD	8,590,110	AUD	—	(296,876)
Bank of America N.A.	1/6/2021	5,859,175	USD	5,297,028	CHF	—	(133,481)
Bank of America N.A.	1/6/2021	2,956,447	USD	18,376,651	DKK	—	(64,360)
Bank of America N.A.	1/6/2021	13,351,175	USD	11,148,415	EUR	—	(289,834)
Bank of America N.A.	1/6/2021	13,235,846	USD	9,908,205	GBP	—	(308,310)
Bank of America N.A.	1/6/2021	2,341,755	USD	18,155,020	HKD	324	—
Bank of America N.A.	1/6/2021	85,498	USD	282,509	ILS	—	(2,491)
Bank of America N.A.	1/6/2021	11,857,899	USD	1,235,463,824	JPY	—	(108,595)
Bank of America N.A.	1/6/2021	49,354	USD	437,012	NOK	—	(1,687)
Bank of America N.A.	1/6/2021	233,518	USD	312,836	SGD	—	(3,183)
Bank of America N.A.	1/7/2021	14,512,990	SEK	1,767,223	USD	11	—
Bank of America N.A.	1/7/2021	1,767,223	USD	15,096,639	SEK	—	(71,081)
Bank of America N.A.	2/3/2021	7,012,037	USD	9,084,597	AUD	—	(312)
Bank of America N.A.	2/3/2021	6,056,761	USD	5,349,319	CHF	—	(369)
Bank of America N.A.	2/3/2021	3,128,074	USD	19,019,072	DKK	—	(272)
Bank of America N.A.	2/3/2021	13,943,185	USD	11,388,179	EUR	—	(642)
Bank of America N.A.	2/3/2021	13,788,011	USD	10,084,285	GBP	170	—
Bank of America N.A.	2/3/2021	2,229,502	USD	17,285,541	HKD	—	(18)
Bank of America N.A.	2/3/2021	84,672	USD	271,786	ILS	—	(19)
Bank of America N.A.	2/3/2021	11,868,747	USD	1,225,022,039	JPY	—	(652)
Bank of America N.A.	2/3/2021	51,638	USD	442,162	NOK	—	(3)
Bank of America N.A.	2/3/2021	1,805,790	USD	14,825,381	SEK	—	(94)
Bank of America N.A.	2/3/2021	231,642	USD	306,148	SGD	—	(4)
Bank of Montreal	1/6/2021	8,205,622	AUD	6,331,770	USD	182	—
Bank of Montreal	1/6/2021	5,179,294	CHF	5,859,175	USD	285	—
Bank of Montreal	1/6/2021	17,985,814	DKK	2,956,447	USD	114	—
Bank of Montreal	1/6/2021	10,911,995	EUR	13,351,175	USD	554	—
Bank of Montreal	1/6/2021	9,682,907	GBP	13,235,846	USD	335	—
Bank of Montreal	1/6/2021	18,157,345	HKD	2,341,755	USD	—	(24)
Bank of Montreal	1/6/2021	275,056	ILS	85,498	USD	169	—
Bank of Montreal	1/6/2021	1,224,286,569	JPY	11,857,899	USD	334	—
Bank of Montreal	1/6/2021	423,299	NOK	49,354	USD	86	—
Bank of Montreal	1/6/2021	308,701	SGD	233,518	USD	55	—
Bank of Montreal	1/6/2021	6,331,770	USD	8,589,958	AUD	—	(296,759)
Bank of Montreal	1/6/2021	5,859,175	USD	5,296,724	CHF	—	(133,136)
Bank of Montreal	1/6/2021	2,956,447	USD	18,375,921	DKK	—	(64,240)
Bank of Montreal	1/6/2021	13,351,175	USD	11,148,508	EUR	—	(289,948)
Bank of Montreal	1/6/2021	13,235,846	USD	9,908,294	GBP	—	(308,432)
Bank of Montreal	1/6/2021	2,341,755	USD	18,155,423	HKD	272	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Bank of Montreal	1/6/2021	85,498	USD	282,605	ILS	—	(2,521)
Bank of Montreal	1/6/2021	11,857,899	USD	1,235,487,540	JPY	—	(108,825)
Bank of Montreal	1/6/2021	49,354	USD	437,005	NOK	—	(1,686)
Bank of Montreal	1/6/2021	233,518	USD	312,849	SGD	—	(3,193)
Bank of Montreal	1/7/2021	14,523,215	SEK	1,767,223	USD	1,256	—
Bank of Montreal	1/7/2021	1,767,223	USD	15,095,518	SEK	—	(70,945)
Bank of Montreal	2/3/2021	7,012,037	USD	9,085,386	AUD	—	(921)
Bank of Montreal	2/3/2021	6,056,761	USD	5,349,713	CHF	—	(815)
Bank of Montreal	2/3/2021	3,128,074	USD	19,022,103	DKK	—	(770)
Bank of Montreal	2/3/2021	13,943,185	USD	11,388,867	EUR	—	(1,485)
Bank of Montreal	2/3/2021	13,788,011	USD	10,085,155	GBP	—	(1,020)
Bank of Montreal	2/3/2021	2,229,502	USD	17,287,411	HKD	—	(259)
Bank of Montreal	2/3/2021	84,672	USD	272,347	ILS	—	(194)
Bank of Montreal	2/3/2021	11,868,747	USD	1,225,062,393	JPY	—	(1,043)
Bank of Montreal	2/3/2021	51,638	USD	442,920	NOK	—	(92)
Bank of Montreal	2/3/2021	1,805,790	USD	14,837,093	SEK	—	(1,520)
Bank of Montreal	2/3/2021	231,642	USD	306,233	SGD	—	(68)
Canadian Imperial Bank of Commerce	1/6/2021	8,205,654	AUD	6,331,770	USD	207	—
Canadian Imperial Bank of Commerce	1/6/2021	5,179,323	CHF	5,859,175	USD	318	—
Canadian Imperial Bank of Commerce	1/6/2021	17,985,906	DKK	2,956,447	USD	129	—
Canadian Imperial Bank of Commerce	1/6/2021	10,912,048	EUR	13,351,175	USD	619	—
Canadian Imperial Bank of Commerce	1/6/2021	9,682,949	GBP	13,235,846	USD	394	—
Canadian Imperial Bank of Commerce	1/6/2021	18,157,254	HKD	2,341,755	USD	—	(36)
Canadian Imperial Bank of Commerce	1/6/2021	274,522	ILS	85,498	USD	3	—
Canadian Imperial Bank of Commerce	1/6/2021	1,224,293,683	JPY	11,857,899	USD	403	—
Canadian Imperial Bank of Commerce	1/6/2021	422,575	NOK	49,354	USD	1	—
Canadian Imperial Bank of Commerce	1/6/2021	308,623	SGD	233,518	USD	—	(4)
Canadian Imperial Bank of Commerce	1/6/2021	6,331,770	USD	8,590,390	AUD	—	(297,092)
Canadian Imperial Bank of Commerce	1/6/2021	5,859,175	USD	5,296,987	CHF	—	(133,434)
Canadian Imperial Bank of Commerce	1/6/2021	2,956,447	USD	18,376,417	DKK	—	(64,322)
Canadian Imperial Bank of Commerce	1/6/2021	13,351,175	USD	11,148,965	EUR	—	(290,506)
Canadian Imperial Bank of Commerce	1/6/2021	13,235,846	USD	9,908,480	GBP	—	(308,685)
Canadian Imperial Bank of Commerce	1/6/2021	2,341,755	USD	18,154,432	HKD	400	—
Canadian Imperial Bank of Commerce	1/6/2021	85,498	USD	282,564	ILS	—	(2,508)
Canadian Imperial Bank of Commerce	1/6/2021	11,857,899	USD	1,235,526,671	JPY	—	(109,204)
Canadian Imperial Bank of Commerce	1/6/2021	49,354	USD	437,011	NOK	—	(1,687)
Canadian Imperial Bank of Commerce	1/6/2021	233,518	USD	312,836	SGD	—	(3,184)
Canadian Imperial Bank of Commerce	1/7/2021	14,513,697	SEK	1,767,223	USD	97	—
Canadian Imperial Bank of Commerce	1/7/2021	1,767,223	USD	15,096,008	SEK	—	(71,004)
Canadian Imperial Bank of Commerce	2/3/2021	7,012,037	USD	9,084,903	AUD	—	(548)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Canadian Imperial Bank of Commerce	2/3/2021	6,056,761	USD	5,349,622	CHF	—	(712)
Canadian Imperial Bank of Commerce	2/3/2021	3,128,074	USD	19,020,057	DKK	—	(434)
Canadian Imperial Bank of Commerce	2/3/2021	13,943,185	USD	11,388,690	EUR	—	(1,268)
Canadian Imperial Bank of Commerce	2/3/2021	13,788,011	USD	10,085,200	GBP	—	(1,081)
Canadian Imperial Bank of Commerce	2/3/2021	2,229,502	USD	17,285,608	HKD	—	(27)
Canadian Imperial Bank of Commerce	2/3/2021	84,672	USD	271,979	ILS	—	(79)
Canadian Imperial Bank of Commerce	2/3/2021	11,868,747	USD	1,225,069,514	JPY	—	(1,112)
Canadian Imperial Bank of Commerce	2/3/2021	51,638	USD	442,174	NOK	—	(5)
Canadian Imperial Bank of Commerce	2/3/2021	1,805,790	USD	14,827,728	SEK	—	(380)
Canadian Imperial Bank of Commerce	2/3/2021	231,642	USD	306,148	SGD	—	(4)
Citibank N.A.	1/6/2021	8,205,250	AUD	6,331,770	USD	—	(105)
Citibank N.A.	1/6/2021	2,344,371	AUD	1,809,088	USD	—	(30)
Citibank N.A.	1/6/2021	5,179,001	CHF	5,859,175	USD	—	(46)
Citibank N.A.	1/6/2021	1,479,718	CHF	1,674,054	USD	—	(13)
Citibank N.A.	1/6/2021	17,984,927	DKK	2,956,447	USD	—	(32)
Citibank N.A.	1/6/2021	5,138,623	DKK	844,711	USD	—	(9)
Citibank N.A.	1/6/2021	10,911,166	EUR	13,351,175	USD	—	(461)
Citibank N.A.	1/6/2021	3,117,483	EUR	3,814,630	USD	—	(132)
Citibank N.A.	1/6/2021	9,682,255	GBP	13,235,846	USD	—	(555)
Citibank N.A.	1/6/2021	2,766,360	GBP	3,781,672	USD	—	(159)
Citibank N.A.	1/6/2021	18,157,228	HKD	2,341,755	USD	—	(39)
Citibank N.A.	1/6/2021	5,187,850	HKD	669,082	USD	—	(11)
Citibank N.A.	1/6/2021	274,504	ILS	85,498	USD	—	(2)
Citibank N.A.	1/6/2021	78,475	ILS	24,442	USD	—	(1)
Citibank N.A.	1/6/2021	1,224,239,137	JPY	11,857,899	USD	—	(125)
Citibank N.A.	1/6/2021	349,783,628	JPY	3,387,981	USD	—	(36)
Citibank N.A.	1/6/2021	422,558	NOK	49,354	USD	—	(1)
Citibank N.A.	1/6/2021	120,807	NOK	14,110	USD	—	—
Citibank N.A.	1/6/2021	308,624	SGD	233,518	USD	—	(3)
Citibank N.A.	1/6/2021	88,183	SGD	66,723	USD	—	(1)
Citibank N.A.	1/6/2021	1,809,088	USD	2,454,335	AUD	—	(84,825)
Citibank N.A.	1/6/2021	6,331,770	USD	8,590,005	AUD	—	(296,795)
Citibank N.A.	1/6/2021	5,859,175	USD	5,296,718	CHF	—	(133,129)
Citibank N.A.	1/6/2021	1,674,054	USD	1,513,352	CHF	—	(38,037)
Citibank N.A.	1/6/2021	2,956,447	USD	18,376,408	DKK	—	(64,321)
Citibank N.A.	1/6/2021	844,711	USD	5,250,476	DKK	—	(18,378)
Citibank N.A.	1/6/2021	13,351,175	USD	11,148,350	EUR	—	(289,754)
Citibank N.A.	1/6/2021	3,814,630	USD	3,185,266	EUR	—	(82,807)
Citibank N.A.	1/6/2021	13,235,846	USD	9,907,738	GBP	—	(307,671)
Citibank N.A.	1/6/2021	3,781,672	USD	2,830,773	GBP	—	(87,892)
Citibank N.A.	1/6/2021	669,082	USD	5,187,177	HKD	98	—
Citibank N.A.	1/6/2021	2,341,755	USD	18,154,872	HKD	343	—
Citibank N.A.	1/6/2021	24,442	USD	80,766	ILS	—	(713)
Citibank N.A.	1/6/2021	85,498	USD	282,518	ILS	—	(2,494)
Citibank N.A.	1/6/2021	3,387,981	USD	352,995,773	JPY	—	(31,076)
Citibank N.A.	1/6/2021	11,857,899	USD	1,235,491,097	JPY	—	(108,859)
Citibank N.A.	1/6/2021	14,110	USD	124,940	NOK	—	(482)
Citibank N.A.	1/6/2021	49,354	USD	437,017	NOK	—	(1,688)
Citibank N.A.	1/6/2021	233,518	USD	312,858	SGD	—	(3,200)
Citibank N.A.	1/6/2021	66,723	USD	89,393	SGD	—	(915)
Citibank N.A.	1/7/2021	14,512,953	SEK	1,767,223	USD	6	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Citibank N.A.	1/7/2021	4,146,674	SEK	504,935	USD	2	—
Citibank N.A.	1/7/2021	504,935	USD	4,313,012	SEK	—	(20,257)
Citibank N.A.	1/7/2021	1,767,223	USD	15,095,128	SEK	—	(70,897)
Citibank N.A.	2/3/2021	7,012,037	USD	9,084,856	AUD	—	(512)
Citibank N.A.	2/3/2021	2,003,443	USD	2,595,678	AUD	—	(146)
Citibank N.A.	2/3/2021	6,056,761	USD	5,349,168	CHF	—	(198)
Citibank N.A.	2/3/2021	1,730,516	USD	1,528,345	CHF	—	(56)
Citibank N.A.	2/3/2021	3,128,074	USD	19,018,662	DKK	—	(204)
Citibank N.A.	2/3/2021	893,739	USD	5,433,925	DKK	—	(58)
Citibank N.A.	2/3/2021	13,943,185	USD	11,387,909	EUR	—	(312)
Citibank N.A.	2/3/2021	3,983,773	USD	3,253,693	EUR	—	(89)
Citibank N.A.	2/3/2021	13,788,011	USD	10,084,034	GBP	512	—
Citibank N.A.	2/3/2021	3,939,442	USD	2,881,160	GBP	146	—
Citibank N.A.	2/3/2021	2,229,502	USD	17,285,628	HKD	—	(29)
Citibank N.A.	2/3/2021	637,009	USD	4,938,816	HKD	—	(8)
Citibank N.A.	2/3/2021	84,672	USD	271,704	ILS	7	—
Citibank N.A.	2/3/2021	24,194	USD	77,636	ILS	2	—
Citibank N.A.	2/3/2021	11,868,747	USD	1,225,017,292	JPY	—	(606)
Citibank N.A.	2/3/2021	3,391,079	USD	350,005,810	JPY	—	(173)
Citibank N.A.	2/3/2021	51,638	USD	442,170	NOK	—	(4)
Citibank N.A.	2/3/2021	14,761	USD	126,397	NOK	—	(1)
Citibank N.A.	2/3/2021	1,805,790	USD	14,825,487	SEK	—	(107)
Citibank N.A.	2/3/2021	515,946	USD	4,235,903	SEK	—	(30)
Citibank N.A.	2/3/2021	231,642	USD	306,143	SGD	—	—
Citibank N.A.	2/3/2021	66,189	USD	87,477	SGD	—	—
Commonwealth Bank of Australia	1/6/2021	8,205,495	AUD	6,331,770	USD	84	—
Commonwealth Bank of Australia	1/6/2021	5,179,218	CHF	5,859,175	USD	199	—
Commonwealth Bank of Australia	1/6/2021	17,985,545	DKK	2,956,447	USD	69	—
Commonwealth Bank of Australia	1/6/2021	10,912,102	EUR	13,351,175	USD	685	—
Commonwealth Bank of Australia	1/6/2021	9,682,758	GBP	13,235,846	USD	132	—
Commonwealth Bank of Australia	1/6/2021	18,157,617	HKD	2,341,755	USD	11	—
Commonwealth Bank of Australia	1/6/2021	274,517	ILS	85,498	USD	2	—
Commonwealth Bank of Australia	1/6/2021	1,224,304,355	JPY	11,857,899	USD	506	—
Commonwealth Bank of Australia	1/6/2021	422,566	NOK	49,354	USD	—	—
Commonwealth Bank of Australia	1/6/2021	308,629	SGD	233,518	USD	—	—
Commonwealth Bank of Australia	1/6/2021	6,331,770	USD	8,590,191	AUD	—	(296,939)
Commonwealth Bank of Australia	1/6/2021	5,859,175	USD	5,296,970	CHF	—	(133,414)
Commonwealth Bank of Australia	1/6/2021	2,956,447	USD	18,376,130	DKK	—	(64,275)
Commonwealth Bank of Australia	1/6/2021	13,351,175	USD	11,148,918	EUR	—	(290,449)
Commonwealth Bank of Australia	1/6/2021	13,235,846	USD	9,908,480	GBP	—	(308,685)
Commonwealth Bank of Australia	1/6/2021	2,341,755	USD	18,154,299	HKD	417	—
Commonwealth Bank of Australia	1/6/2021	85,498	USD	282,517	ILS	—	(2,493)
Commonwealth Bank of Australia	1/6/2021	11,857,899	USD	1,235,518,371	JPY	—	(109,123)
Commonwealth Bank of Australia	1/6/2021	49,354	USD	437,004	NOK	—	(1,686)
Commonwealth Bank of Australia	1/6/2021	233,518	USD	312,835	SGD	—	(3,182)
Commonwealth Bank of Australia	1/7/2021	14,513,407	SEK	1,767,223	USD	62	—
Commonwealth Bank of Australia	1/7/2021	1,767,223	USD	15,096,078	SEK	—	(71,013)
Commonwealth Bank of Australia	2/3/2021	7,012,037	USD	9,084,715	AUD	—	(403)
Commonwealth Bank of Australia	2/3/2021	6,056,761	USD	5,349,331	CHF	—	(383)
Commonwealth Bank of Australia	2/3/2021	3,128,074	USD	19,018,377	DKK	—	(157)
Commonwealth Bank of Australia	2/3/2021	13,943,185	USD	11,388,700	EUR	—	(1,280)
Commonwealth Bank of Australia	2/3/2021	13,788,011	USD	10,084,779	GBP	—	(506)
Commonwealth Bank of Australia	2/3/2021	2,229,502	USD	17,285,886	HKD	—	(63)
Commonwealth Bank of Australia	2/3/2021	84,672	USD	271,721	ILS	2	—
Commonwealth Bank of Australia	2/3/2021	11,868,747	USD	1,225,068,327	JPY	—	(1,101)
Commonwealth Bank of Australia	2/3/2021	51,638	USD	442,158	NOK	—	(3)
Commonwealth Bank of Australia	2/3/2021	1,805,790	USD	14,825,626	SEK	—	(124)
Commonwealth Bank of Australia	2/3/2021	231,642	USD	306,147	SGD	—	(3)
Credit Suisse International	1/6/2021	8,204,846	AUD	6,331,770	USD	—	(417)
Credit Suisse International	1/6/2021	5,178,819	CHF	5,859,175	USD	—	(252)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Credit Suisse International	1/6/2021	17,985,226	DKK	2,956,447	USD	17	—
Credit Suisse International	1/6/2021	10,911,308	EUR	13,351,175	USD	—	(286)
Credit Suisse International	1/6/2021	9,682,021	GBP	13,235,846	USD	—	(875)
Credit Suisse International	1/6/2021	18,156,263	HKD	2,341,755	USD	—	(164)
Credit Suisse International	1/6/2021	274,489	ILS	85,498	USD	—	(7)
Credit Suisse International	1/6/2021	1,224,228,465	JPY	11,857,899	USD	—	(229)
Credit Suisse International	1/6/2021	422,572	NOK	49,354	USD	1	—
Credit Suisse International	1/6/2021	308,610	SGD	233,518	USD	—	(14)
Credit Suisse International	1/6/2021	6,331,770	USD	8,590,646	AUD	—	(297,289)
Credit Suisse International	1/6/2021	5,859,175	USD	5,297,257	CHF	—	(133,739)
Credit Suisse International	1/6/2021	2,956,447	USD	18,376,518	DKK	—	(64,339)
Credit Suisse International	1/6/2021	13,351,175	USD	11,149,020	EUR	—	(290,574)
Credit Suisse International	1/6/2021	13,235,846	USD	9,909,095	GBP	—	(309,527)
Credit Suisse International	1/6/2021	2,341,755	USD	18,155,833	HKD	219	—
Credit Suisse International	1/6/2021	85,498	USD	282,528	ILS	—	(2,497)
Credit Suisse International	1/6/2021	11,857,899	USD	1,235,540,901	JPY	—	(109,341)
Credit Suisse International	1/6/2021	49,354	USD	437,006	NOK	—	(1,687)
Credit Suisse International	1/6/2021	233,518	USD	312,841	SGD	—	(3,187)
Credit Suisse International	1/7/2021	14,513,006	SEK	1,767,223	USD	13	—
Credit Suisse International	1/7/2021	1,767,223	USD	15,096,041	SEK	—	(71,008)
Credit Suisse International	2/3/2021	7,012,037	USD	9,085,880	AUD	—	(1,302)
Credit Suisse International	2/3/2021	6,056,761	USD	5,349,767	CHF	—	(877)
Credit Suisse International	2/3/2021	3,128,074	USD	19,019,572	DKK	—	(354)
Credit Suisse International	2/3/2021	13,943,185	USD	11,388,849	EUR	—	(1,462)
Credit Suisse International	2/3/2021	13,788,011	USD	10,084,381	GBP	39	—
Credit Suisse International	2/3/2021	2,229,502	USD	17,285,701	HKD	—	(39)
Credit Suisse International	2/3/2021	84,672	USD	271,807	ILS	—	(25)
Credit Suisse International	2/3/2021	11,868,747	USD	1,225,087,317	JPY	—	(1,285)
Credit Suisse International	2/3/2021	51,638	USD	442,169	NOK	—	(4)
Credit Suisse International	2/3/2021	1,805,790	USD	14,825,834	SEK	—	(149)
Credit Suisse International	2/3/2021	231,642	USD	306,151	SGD	—	(6)
Goldman Sachs	1/6/2021	8,205,452	AUD	6,331,770	USD	51	—
Goldman Sachs	1/6/2021	5,179,101	CHF	5,859,175	USD	66	—
Goldman Sachs	1/6/2021	17,984,499	DKK	2,956,447	USD	—	(103)
Goldman Sachs	1/6/2021	10,911,674	EUR	13,351,175	USD	161	—
Goldman Sachs	1/6/2021	9,682,283	GBP	13,235,846	USD	—	(517)
Goldman Sachs	1/6/2021	18,157,121	HKD	2,341,755	USD	—	(53)
Goldman Sachs	1/6/2021	274,512	ILS	85,498	USD	—	—
Goldman Sachs	1/6/2021	1,224,274,711	JPY	11,857,899	USD	219	—
Goldman Sachs	1/6/2021	422,573	NOK	49,354	USD	1	—
Goldman Sachs	1/6/2021	308,612	SGD	233,518	USD	—	(13)
Goldman Sachs	1/6/2021	6,331,770	USD	8,590,005	AUD	—	(296,795)
Goldman Sachs	1/6/2021	5,859,175	USD	5,296,747	CHF	—	(133,162)
Goldman Sachs	1/6/2021	2,956,447	USD	18,375,994	DKK	—	(64,253)
Goldman Sachs	1/6/2021	13,351,175	USD	11,148,583	EUR	—	(290,039)
Goldman Sachs	1/6/2021	13,235,846	USD	9,908,116	GBP	—	(308,188)
Goldman Sachs	1/6/2021	2,341,755	USD	18,154,502	HKD	391	—
Goldman Sachs	1/6/2021	85,498	USD	282,525	ILS	—	(2,496)
Goldman Sachs	1/6/2021	11,857,899	USD	1,235,486,354	JPY	—	(108,813)
Goldman Sachs	1/6/2021	49,354	USD	436,998	NOK	—	(1,686)
Goldman Sachs	1/6/2021	233,518	USD	312,840	SGD	—	(3,186)
Goldman Sachs	1/7/2021	14,513,174	SEK	1,767,223	USD	33	—
Goldman Sachs	1/7/2021	1,767,223	USD	15,096,131	SEK	—	(71,019)
Goldman Sachs	2/3/2021	7,012,037	USD	9,084,844	AUD	—	(503)
Goldman Sachs	2/3/2021	6,056,761	USD	5,349,216	CHF	—	(253)
Goldman Sachs	2/3/2021	3,128,074	USD	19,017,442	DKK	—	(3)
Goldman Sachs	2/3/2021	13,943,185	USD	11,388,365	EUR	—	(870)
Goldman Sachs	2/3/2021	13,788,011	USD	10,084,211	GBP	270	—
Goldman Sachs	2/3/2021	2,229,502	USD	17,286,031	HKD	—	(81)
Goldman Sachs	2/3/2021	84,672	USD	271,741	ILS	—	(5)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Goldman Sachs	2/3/2021	11,868,747	USD	1,225,020,852	JPY	—	(641)
Goldman Sachs	2/3/2021	51,638	USD	442,159	NOK	—	(3)
Goldman Sachs	2/3/2021	1,805,790	USD	14,825,372	SEK	—	(93)
Goldman Sachs	2/3/2021	231,642	USD	306,138	SGD	4	—
HSBC Holdings PLC	1/6/2021	8,205,548	AUD	6,331,770	USD	125	—
HSBC Holdings PLC	1/6/2021	5,179,118	CHF	5,859,175	USD	86	—
HSBC Holdings PLC	1/6/2021	17,985,486	DKK	2,956,447	USD	60	—
HSBC Holdings PLC	1/6/2021	10,911,504	EUR	13,351,175	USD	—	(46)
HSBC Holdings PLC	1/6/2021	9,682,758	GBP	13,235,846	USD	132	—
HSBC Holdings PLC	1/6/2021	18,157,149	HKD	2,341,755	USD	—	(50)
HSBC Holdings PLC	1/6/2021	274,521	ILS	85,498	USD	3	—
HSBC Holdings PLC	1/6/2021	1,224,272,339	JPY	11,857,899	USD	196	—
HSBC Holdings PLC	1/6/2021	422,566	NOK	49,354	USD	—	—
HSBC Holdings PLC	1/6/2021	308,621	SGD	233,518	USD	—	(6)
HSBC Holdings PLC	1/6/2021	6,331,770	USD	8,590,087	AUD	—	(296,858)
HSBC Holdings PLC	1/6/2021	5,859,175	USD	5,296,870	CHF	—	(133,302)
HSBC Holdings PLC	1/6/2021	2,956,447	USD	18,375,649	DKK	—	(64,196)
HSBC Holdings PLC	1/6/2021	13,351,175	USD	11,148,695	EUR	—	(290,176)
HSBC Holdings PLC	1/6/2021	13,235,846	USD	9,908,405	GBP	—	(308,584)
HSBC Holdings PLC	1/6/2021	2,341,755	USD	18,153,706	HKD	494	—
HSBC Holdings PLC	1/6/2021	85,498	USD	282,528	ILS	—	(2,497)
HSBC Holdings PLC	1/6/2021	11,857,899	USD	1,235,521,928	JPY	—	(109,158)
HSBC Holdings PLC	1/6/2021	49,354	USD	437,003	NOK	—	(1,686)
HSBC Holdings PLC	1/6/2021	233,518	USD	312,833	SGD	—	(3,181)
HSBC Holdings PLC	1/7/2021	14,513,337	SEK	1,767,223	USD	53	—
HSBC Holdings PLC	1/7/2021	1,767,223	USD	15,095,407	SEK	—	(70,931)
HSBC Holdings PLC	2/3/2021	7,012,037	USD	9,084,891	AUD	—	(539)
HSBC Holdings PLC	2/3/2021	6,056,761	USD	5,349,331	CHF	—	(383)
HSBC Holdings PLC	2/3/2021	3,128,074	USD	19,018,690	DKK	—	(209)
HSBC Holdings PLC	2/3/2021	13,943,185	USD	11,388,467	EUR	—	(995)
HSBC Holdings PLC	2/3/2021	13,788,011	USD	10,084,816	GBP	—	(556)
HSBC Holdings PLC	2/3/2021	2,229,502	USD	17,285,218	HKD	23	—
HSBC Holdings PLC	2/3/2021	84,672	USD	271,797	ILS	—	(22)
HSBC Holdings PLC	2/3/2021	11,868,747	USD	1,225,062,393	JPY	—	(1,043)
HSBC Holdings PLC	2/3/2021	51,638	USD	442,132	NOK	—	—
HSBC Holdings PLC	2/3/2021	1,805,790	USD	14,825,084	SEK	—	(58)
HSBC Holdings PLC	2/3/2021	231,642	USD	306,143	SGD	—	—
JP Morgan Chase Bank N.A.	1/6/2021	8,205,495	AUD	6,331,770	USD	84	—
JP Morgan Chase Bank N.A.	1/6/2021	5,179,060	CHF	5,859,175	USD	20	—
JP Morgan Chase Bank N.A.	1/6/2021	17,985,377	DKK	2,956,447	USD	42	—
JP Morgan Chase Bank N.A.	1/6/2021	10,911,549	EUR	13,351,175	USD	8	—
JP Morgan Chase Bank N.A.	1/6/2021	9,682,305	GBP	13,235,846	USD	—	(488)
JP Morgan Chase Bank N.A.	1/6/2021	18,156,968	HKD	2,341,755	USD	—	(73)
JP Morgan Chase Bank N.A.	1/6/2021	274,509	ILS	85,498	USD	—	(1)
JP Morgan Chase Bank N.A.	1/6/2021	1,224,254,552	JPY	11,857,899	USD	24	—
JP Morgan Chase Bank N.A.	1/6/2021	422,570	NOK	49,354	USD	—	—
JP Morgan Chase Bank N.A.	1/6/2021	308,619	SGD	233,518	USD	—	(8)
JP Morgan Chase Bank N.A.	1/6/2021	6,331,770	USD	8,589,900	AUD	—	(296,714)
JP Morgan Chase Bank N.A.	1/6/2021	5,859,175	USD	5,296,700	CHF	—	(133,109)
JP Morgan Chase Bank N.A.	1/6/2021	2,956,447	USD	18,375,660	DKK	—	(64,198)
JP Morgan Chase Bank N.A.	1/6/2021	13,351,175	USD	11,148,434	EUR	—	(289,857)
JP Morgan Chase Bank N.A.	1/6/2021	13,235,846	USD	9,908,346	GBP	—	(308,503)
JP Morgan Chase Bank N.A.	1/6/2021	2,341,755	USD	18,153,947	HKD	462	—
JP Morgan Chase Bank N.A.	1/6/2021	85,498	USD	282,516	ILS	—	(2,493)
JP Morgan Chase Bank N.A.	1/6/2021	11,857,899	USD	1,235,495,841	JPY	—	(108,905)
JP Morgan Chase Bank N.A.	1/6/2021	49,354	USD	436,991	NOK	—	(1,685)
JP Morgan Chase Bank N.A.	1/6/2021	233,518	USD	312,836	SGD	—	(3,183)
JP Morgan Chase Bank N.A.	1/7/2021	14,512,978	SEK	1,767,223	USD	9	—
JP Morgan Chase Bank N.A.	1/7/2021	1,767,223	USD	15,095,463	SEK	—	(70,938)
JP Morgan Chase Bank N.A.	2/3/2021	7,012,037	USD	9,084,879	AUD	—	(530)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

JP Morgan Chase Bank N.A.	2/3/2021	6,056,761	USD	5,349,186	CHF	—	(218)
JP Morgan Chase Bank N.A.	2/3/2021	3,128,074	USD	19,018,230	DKK	—	(133)
JP Morgan Chase Bank N.A.	2/3/2021	13,943,185	USD	11,388,216	EUR	—	(688)
JP Morgan Chase Bank N.A.	2/3/2021	13,788,011	USD	10,084,322	GBP	119	—
JP Morgan Chase Bank N.A.	2/3/2021	2,229,502	USD	17,285,492	HKD	—	(12)
JP Morgan Chase Bank N.A.	2/3/2021	84,672	USD	271,734	ILS	—	(2)
JP Morgan Chase Bank N.A.	2/3/2021	11,868,747	USD	1,225,022,039	JPY	—	(652)
JP Morgan Chase Bank N.A.	2/3/2021	51,638	USD	442,139	NOK	—	(1)
JP Morgan Chase Bank N.A.	2/3/2021	1,805,790	USD	14,825,310	SEK	—	(85)
JP Morgan Chase Bank N.A.	2/3/2021	231,642	USD	306,146	SGD	—	(2)
Morgan Stanley & Co. International	1/6/2021	8,205,495	AUD	6,331,770	USD	84	—
Morgan Stanley & Co. International	1/6/2021	5,179,101	CHF	5,859,175	USD	66	—
Morgan Stanley & Co. International	1/6/2021	17,985,723	DKK	2,956,447	USD	99	—
Morgan Stanley & Co. International	1/6/2021	10,911,790	EUR	13,351,175	USD	303	—
Morgan Stanley & Co. International	1/6/2021	9,682,248	GBP	13,235,846	USD	—	(565)
Morgan Stanley & Co. International	1/6/2021	18,156,938	HKD	2,341,755	USD	—	(77)
Morgan Stanley & Co. International	1/6/2021	275,115	ILS	85,498	USD	188	—
Morgan Stanley & Co. International	1/6/2021	1,224,264,039	JPY	11,857,899	USD	116	—
Morgan Stanley & Co. International	1/6/2021	422,578	NOK	49,354	USD	1	—
Morgan Stanley & Co. International	1/6/2021	308,617	SGD	233,518	USD	—	(9)
Morgan Stanley & Co. International	1/6/2021	6,331,770	USD	8,590,460	AUD	—	(297,146)
Morgan Stanley & Co. International	1/6/2021	5,859,175	USD	5,296,811	CHF	—	(133,235)
Morgan Stanley & Co. International	1/6/2021	2,956,447	USD	18,375,855	DKK	—	(64,230)
Morgan Stanley & Co. International	1/6/2021	13,351,175	USD	11,148,834	EUR	—	(290,346)
Morgan Stanley & Co. International	1/6/2021	13,235,846	USD	9,908,287	GBP	—	(308,422)
Morgan Stanley & Co. International	1/6/2021	2,341,755	USD	18,153,917	HKD	466	—
Morgan Stanley & Co. International	1/6/2021	85,498	USD	282,504	ILS	—	(2,489)
Morgan Stanley & Co. International	1/6/2021	11,857,899	USD	1,235,517,185	JPY	—	(109,112)
Morgan Stanley & Co. International	1/6/2021	49,354	USD	437,009	NOK	—	(1,687)
Morgan Stanley & Co. International	1/6/2021	233,518	USD	312,839	SGD	—	(3,186)
Morgan Stanley & Co. International	1/7/2021	14,513,443	SEK	1,767,223	USD	66	—
Morgan Stanley & Co. International	1/7/2021	1,767,223	USD	15,095,707	SEK	—	(70,968)
Morgan Stanley & Co. International	2/3/2021	7,012,037	USD	9,084,832	AUD	—	(494)
Morgan Stanley & Co. International	2/3/2021	6,056,761	USD	5,349,271	CHF	—	(314)
Morgan Stanley & Co. International	2/3/2021	3,128,074	USD	19,019,128	DKK	—	(281)
Morgan Stanley & Co. International	2/3/2021	13,943,185	USD	11,388,607	EUR	—	(1,166)
Morgan Stanley & Co. International	2/3/2021	13,788,011	USD	10,083,894	GBP	704	—
Morgan Stanley & Co. International	2/3/2021	2,229,502	USD	17,284,995	HKD	52	—
Morgan Stanley & Co. International	2/3/2021	84,672	USD	272,535	ILS	—	(252)
Morgan Stanley & Co. International	2/3/2021	11,868,747	USD	1,225,051,711	JPY	—	(940)
Morgan Stanley & Co. International	2/3/2021	51,638	USD	442,166	NOK	—	(4)
Morgan Stanley & Co. International	2/3/2021	1,805,790	USD	14,825,554	SEK	—	(115)
Morgan Stanley & Co. International	2/3/2021	231,642	USD	306,143	SGD	—	—
Royal Bank of Canada	1/6/2021	8,205,303	AUD	6,331,770	USD	—	(64)
Royal Bank of Canada	1/6/2021	5,178,925	CHF	5,859,175	USD	—	(133)
Royal Bank of Canada	1/6/2021	17,984,954	DKK	2,956,447	USD	—	(28)
Royal Bank of Canada	1/6/2021	10,911,255	EUR	13,351,175	USD	—	(352)
Royal Bank of Canada	1/6/2021	9,682,524	GBP	13,235,846	USD	—	(187)
Royal Bank of Canada	1/6/2021	18,157,448	HKD	2,341,755	USD	—	(11)
Royal Bank of Canada	1/6/2021	274,507	ILS	85,498	USD	—	(2)
Royal Bank of Canada	1/6/2021	1,224,222,536	JPY	11,857,899	USD	—	(286)
Royal Bank of Canada	1/6/2021	422,561	NOK	49,354	USD	—	(1)
Royal Bank of Canada	1/6/2021	308,629	SGD	233,518	USD	—	—
Royal Bank of Canada	1/6/2021	6,331,770	USD	8,589,993	AUD	—	(296,786)
Royal Bank of Canada	1/6/2021	5,859,175	USD	5,296,718	CHF	—	(133,129)
Royal Bank of Canada	1/6/2021	2,956,447	USD	18,376,612	DKK	—	(64,354)
Royal Bank of Canada	1/6/2021	13,351,175	USD	11,148,443	EUR	—	(289,868)
Royal Bank of Canada	1/6/2021	13,235,846	USD	9,908,250	GBP	—	(308,371)
Royal Bank of Canada	1/6/2021	2,341,755	USD	18,153,964	HKD	460	—
Royal Bank of Canada	1/6/2021	85,498	USD	282,537	ILS	—	(2,499)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Royal Bank of Canada	1/6/2021	11,857,899	USD	1,235,470,939	JPY	—	(108,664)
Royal Bank of Canada	1/6/2021	49,354	USD	437,024	NOK	—	(1,689)
Royal Bank of Canada	1/6/2021	233,518	USD	312,837	SGD	—	(3,184)
Royal Bank of Canada	1/7/2021	14,512,753	SEK	1,767,223	USD	—	(18)
Royal Bank of Canada	1/7/2021	1,767,223	USD	15,095,497	SEK	—	(70,942)
Royal Bank of Canada	2/3/2021	7,012,037	USD	9,084,950	AUD	—	(585)
Royal Bank of Canada	2/3/2021	6,056,761	USD	5,349,180	CHF	—	(211)
Royal Bank of Canada	2/3/2021	3,128,074	USD	19,018,377	DKK	—	(157)
Royal Bank of Canada	2/3/2021	13,943,185	USD	11,387,956	EUR	—	(369)
Royal Bank of Canada	2/3/2021	13,788,011	USD	10,084,705	GBP	—	(405)
Royal Bank of Canada	2/3/2021	2,229,502	USD	17,285,663	HKD	—	(34)
Royal Bank of Canada	2/3/2021	84,672	USD	271,755	ILS	—	(9)
Royal Bank of Canada	2/3/2021	11,868,747	USD	1,224,997,115	JPY	—	(411)
Royal Bank of Canada	2/3/2021	51,638	USD	442,132	NOK	—	—
Royal Bank of Canada	2/3/2021	1,805,790	USD	14,825,265	SEK	—	(80)
Royal Bank of Canada	2/3/2021	231,642	USD	306,150	SGD	—	(5)
Societe Generale	1/6/2021	8,205,176	AUD	6,331,770	USD	—	(163)
Societe Generale	1/6/2021	5,179,042	CHF	5,859,175	USD	—	—
Societe Generale	1/6/2021	17,985,427	DKK	2,956,447	USD	50	—
Societe Generale	1/6/2021	10,911,834	EUR	13,351,175	USD	358	—
Societe Generale	1/6/2021	9,682,616	GBP	13,235,846	USD	—	(62)
Societe Generale	1/6/2021	18,157,570	HKD	2,341,755	USD	5	—
Societe Generale	1/6/2021	274,514	ILS	85,498	USD	1	—
Societe Generale	1/6/2021	1,224,280,640	JPY	11,857,899	USD	276	—
Societe Generale	1/6/2021	422,578	NOK	49,354	USD	1	—
Societe Generale	1/6/2021	308,634	SGD	233,518	USD	4	—
Societe Generale	1/6/2021	6,331,770	USD	8,590,343	AUD	—	(297,056)
Societe Generale	1/6/2021	5,859,175	USD	5,296,870	CHF	—	(133,302)
Societe Generale	1/6/2021	2,956,447	USD	18,377,245	DKK	—	(64,458)
Societe Generale	1/6/2021	13,351,175	USD	11,148,834	EUR	—	(290,346)
Societe Generale	1/6/2021	13,235,846	USD	9,908,628	GBP	—	(308,888)
Societe Generale	1/6/2021	2,341,755	USD	18,154,011	HKD	454	—
Societe Generale	1/6/2021	85,498	USD	282,535	ILS	—	(2,499)
Societe Generale	1/6/2021	11,857,899	USD	1,235,557,502	JPY	—	(109,502)
Societe Generale	1/6/2021	49,354	USD	436,990	NOK	—	(1,685)
Societe Generale	1/6/2021	233,518	USD	312,844	SGD	—	(3,189)
Societe Generale	1/7/2021	14,513,071	SEK	1,767,223	USD	21	—
Societe Generale	1/7/2021	1,767,223	USD	15,096,290	SEK	—	(71,039)
Societe Generale	2/3/2021	7,012,037	USD	9,084,950	AUD	—	(585)
Societe Generale	2/3/2021	6,056,761	USD	5,349,452	CHF	—	(520)
Societe Generale	2/3/2021	3,128,074	USD	19,018,690	DKK	—	(209)
Societe Generale	2/3/2021	13,943,185	USD	11,389,444	EUR	—	(2,191)
Societe Generale	2/3/2021	13,788,011	USD	10,084,779	GBP	—	(506)
Societe Generale	2/3/2021	2,229,502	USD	17,286,109	HKD	—	(92)
Societe Generale	2/3/2021	84,672	USD	271,799	ILS	—	(23)
Societe Generale	2/3/2021	11,868,747	USD	1,225,068,327	JPY	—	(1,101)
Societe Generale	2/3/2021	51,638	USD	442,168	NOK	—	(4)
Societe Generale	2/3/2021	1,805,790	USD	14,825,265	SEK	—	(80)
Societe Generale	2/3/2021	231,642	USD	306,157	SGD	—	(10)
Standard Chartered Bank	1/6/2021	8,205,888	AUD	6,331,770	USD	387	—
Standard Chartered Bank	1/6/2021	5,179,294	CHF	5,859,175	USD	285	—
Standard Chartered Bank	1/6/2021	17,985,250	DKK	2,956,447	USD	21	—
Standard Chartered Bank	1/6/2021	10,911,389	EUR	13,351,175	USD	—	(188)
Standard Chartered Bank	1/6/2021	9,683,587	GBP	13,235,846	USD	1,265	—
Standard Chartered Bank	1/6/2021	18,156,797	HKD	2,341,755	USD	—	(95)
Standard Chartered Bank	1/6/2021	274,714	ILS	85,498	USD	63	—
Standard Chartered Bank	1/6/2021	1,224,328,071	JPY	11,857,899	USD	736	—
Standard Chartered Bank	1/6/2021	423,067	NOK	49,354	USD	59	—
Standard Chartered Bank	1/6/2021	308,641	SGD	233,518	USD	9	—
Standard Chartered Bank	1/6/2021	6,331,770	USD	8,589,819	AUD	—	(296,651)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

Standard Chartered Bank	1/6/2021	5,859,175	USD	5,296,893	CHF	—	(133,328)
Standard Chartered Bank	1/6/2021	2,956,447	USD	18,372,529	DKK	—	(63,683)
Standard Chartered Bank	1/6/2021	13,351,175	USD	11,149,300	EUR	—	(290,916)
Standard Chartered Bank	1/6/2021	13,235,846	USD	9,917,834	GBP	—	(321,473)
Standard Chartered Bank	1/6/2021	2,341,755	USD	18,154,533	HKD	387	—
Standard Chartered Bank	1/6/2021	85,498	USD	282,529	ILS	—	(2,497)
Standard Chartered Bank	1/6/2021	11,857,899	USD	1,235,569,360	JPY	—	(109,617)
Standard Chartered Bank	1/6/2021	49,354	USD	436,790	NOK	—	(1,661)
Standard Chartered Bank	1/6/2021	233,518	USD	312,842	SGD	—	(3,188)
Standard Chartered Bank	1/7/2021	14,528,340	SEK	1,767,223	USD	1,880	—
Standard Chartered Bank	1/7/2021	1,767,223	USD	15,093,145	SEK	—	(70,656)
Standard Chartered Bank	2/3/2021	7,012,037	USD	9,085,409	AUD	—	(939)
Standard Chartered Bank	2/3/2021	6,056,761	USD	5,349,580	CHF	—	(664)
Standard Chartered Bank	2/3/2021	3,128,074	USD	19,015,249	DKK	357	—
Standard Chartered Bank	2/3/2021	13,943,185	USD	11,387,770	EUR	—	(141)
Standard Chartered Bank	2/3/2021	13,788,011	USD	10,085,650	GBP	—	(1,696)
Standard Chartered Bank	2/3/2021	2,229,502	USD	17,285,708	HKD	—	(40)
Standard Chartered Bank	2/3/2021	84,672	USD	272,043	ILS	—	(99)
Standard Chartered Bank	2/3/2021	11,868,747	USD	1,225,056,459	JPY	—	(986)
Standard Chartered Bank	2/3/2021	51,638	USD	442,682	NOK	—	(64)
Standard Chartered Bank	2/3/2021	1,805,790	USD	14,842,149	SEK	—	(2,136)
Standard Chartered Bank	2/3/2021	231,642	USD	306,161	SGD	—	(14)
UBS AG	1/6/2021	8,205,420	AUD	6,331,770	USD	26	—
UBS AG	1/6/2021	5,179,042	CHF	5,859,175	USD	—	—
UBS AG	1/6/2021	17,984,990	DKK	2,956,447	USD	—	(22)
UBS AG	1/6/2021	10,911,469	EUR	13,351,175	USD	—	(90)
UBS AG	1/6/2021	9,682,545	GBP	13,235,846	USD	—	(158)
UBS AG	1/6/2021	18,157,062	HKD	2,341,755	USD	—	(61)
UBS AG	1/6/2021	274,504	ILS	85,498	USD	—	(2)
UBS AG	1/6/2021	1,224,269,968	JPY	11,857,899	USD	173	—
UBS AG	1/6/2021	422,563	NOK	49,354	USD	—	—
UBS AG	1/6/2021	308,619	SGD	233,518	USD	—	(7)
UBS AG	1/6/2021	6,331,770	USD	8,590,168	AUD	—	(296,921)
UBS AG	1/6/2021	5,859,175	USD	5,296,800	CHF	—	(133,222)
UBS AG	1/6/2021	2,956,447	USD	18,376,908	DKK	—	(64,403)
UBS AG	1/6/2021	13,351,175	USD	11,148,527	EUR	—	(289,971)
UBS AG	1/6/2021	13,235,846	USD	9,908,383	GBP	—	(308,553)
UBS AG	1/6/2021	2,341,755	USD	18,154,842	HKD	347	—
UBS AG	1/6/2021	85,498	USD	282,531	ILS	—	(2,498)
UBS AG	1/6/2021	11,857,899	USD	1,235,434,179	JPY	—	(108,308)
UBS AG	1/6/2021	49,354	USD	437,000	NOK	—	(1,686)
UBS AG	1/6/2021	233,518	USD	312,835	SGD	—	(3,183)
UBS AG	1/7/2021	14,511,948	SEK	1,767,223	USD	—	(116)
UBS AG	1/7/2021	1,767,223	USD	15,095,124	SEK	—	(70,897)
UBS AG	2/3/2021	7,012,037	USD	9,084,632	AUD	—	(339)
UBS AG	2/3/2021	6,056,761	USD	5,349,138	CHF	—	(163)
UBS AG	2/3/2021	3,128,074	USD	19,019,125	DKK	—	(280)
UBS AG	2/3/2021	13,943,185	USD	11,388,458	EUR	—	(984)
UBS AG	2/3/2021	13,788,011	USD	10,084,875	GBP	—	(637)
UBS AG	2/3/2021	2,229,502	USD	17,285,554	HKD	—	(20)
UBS AG	2/3/2021	84,672	USD	271,817	ILS	—	(28)
UBS AG	2/3/2021	11,868,747	USD	1,225,045,777	JPY	—	(882)
UBS AG	2/3/2021	51,638	USD	442,166	NOK	—	(4)
UBS AG	2/3/2021	1,805,790	USD	14,825,135	SEK	—	(64)
UBS AG	2/3/2021	231,642	USD	306,199	SGD	—	(42)

						$23,304	$(18,372,643)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$864,681,273	$—	$—	$864,681,273
Rights	—	71,083	—	71,083
Exchange-Traded Fund	1,590,558	—	—	1,590,558
Investment of Cash Collateral for Securities Loaned	—	4,505,559	—	4,505,559

Total Investments in Securities	$866,271,831	$4,576,642	$—	$870,848,473

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	23,304	—	23,304
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(18,372,643)	—	(18,372,643)

Total - Net	$866,271,831	$(13,772,697)	$—	$852,499,134

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 13.8%
AGL Energy Ltd.	23,558	$217,233
Alumina Ltd.	80,337	113,755
Ampol Ltd.	4,420	96,932
APA Group(a)	27,001	201,061
Aurizon Holdings Ltd.	72,326	217,660
AusNet Services(a)	149,651	202,664
Australia & New Zealand Banking Group Ltd.	82,386	1,443,111
BHP Group Ltd.	72,621	2,377,693
BHP Group PLC	65,640	1,727,236
Coca-Cola Amatil Ltd.	10,725	107,008
Commonwealth Bank of Australia	39,419	2,497,596
Computershare Ltd.	13,277	149,477
Dexus	38,571	279,775
Dicker Data Ltd.	6,224	50,189
Fortescue Metals Group Ltd.	253,882	4,590,127
Growthpoint Properties Australia Ltd.	42,374	114,116
Harvey Norman Holdings Ltd.(a)	39,022	141,222
JB Hi-Fi Ltd.(a)	3,318	124,484
Macquarie Group Ltd.	5,850	625,120
Magellan Financial Group Ltd.	4,073	168,650
McPherson’s Ltd.(a)	10,725	11,255
Medibank Pvt Ltd.(a)	70,109	162,840
Metcash Ltd.(a)	19,841	51,749
Mineral Resources Ltd.	6,493	187,637
Mirvac Group	98,656	200,978
National Australia Bank Ltd.	89,044	1,552,865
Nine Entertainment Co. Holdings Ltd.	38,903	69,645
Origin Energy Ltd.	55,981	205,621
Pendal Group Ltd.	12,602	63,500
Platinum Asset Management Ltd.	40,372	127,104
QBE Insurance Group Ltd.	28,273	186,098
Rio Tinto Ltd.	17,173	1,508,424
Select Harvests Ltd.(a)	4,366	17,586
Spark Infrastructure Group	69,389	112,978
Stockland	76,352	246,273
Suncorp Group Ltd.	29,148	219,073
Telstra Corp., Ltd.	354,488	815,151
Wesfarmers Ltd.	27,966	1,087,630
Woodside Petroleum Ltd.	31,150	546,599
Worley Ltd.	13,926	123,472

Total Australia		22,941,587

Austria - 0.7%
CA Immobilien Anlagen AG	2,791	107,058
Oesterreichische Post AG(a)	3,693	129,683
OMV AG	14,443	583,167
Telekom Austria AG	20,898	161,856
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,706	145,217

Total Austria		1,126,981

Belgium - 0.7%
Cofinimmo S.A.	1,298	193,439
Euronav N.V.	15,967	128,940
Proximus SADP	17,941	355,837
Solvay S.A.(a)	2,800	331,905
Telenet Group Holding N.V.	3,884	166,710

Total Belgium		1,176,831

China - 4.7%
Beijing Enterprises Holdings Ltd.	31,500	102,781
BOC Hong Kong Holdings Ltd.	364,047	1,103,336
China Everbright Environment Group Ltd.	250,000	141,220
China Jinmao Holdings Group Ltd.	364,000	167,592
China Mobile Ltd.	678,000	3,864,867
China Overseas Grand Oceans Group Ltd.	136,000	72,965
China Overseas Land & Investment Ltd.	300,000	652,321
China Power International Development Ltd.	299,000	64,012
China Resources Power Holdings Co., Ltd.	168,000	180,917
CITIC Telecom International Holdings Ltd.	347,000	109,195
Far East Horizon Ltd.(a)	92,000	94,802
Guangdong Investment Ltd.	178,000	320,471
Lenovo Group Ltd.	546,000	515,450
Shenzhen Investment Ltd.	522,000	179,075
Shougang Fushan Resources Group Ltd.	444,838	104,413
Yuexiu Property Co., Ltd.	774,000	155,721

Total China		7,829,138

Denmark - 0.1%
Scandinavian Tobacco Group A/S Class A(b)	5,300	90,693

Finland - 1.8%
Elisa Oyj	5,802	318,534
Fortum Oyj	31,032	747,993
Konecranes Oyj	2,436	85,781
Metsa Board Oyj	10,773	113,623
Neles Oyj	12,390	164,560
Nokian Renkaat Oyj	2,097	73,946
Orion Oyj Class B(a)	2,784	127,841
Sampo Oyj Class A	12,737	538,751
Sanoma Oyj	6,973	117,227
UPM-Kymmene Oyj	15,127	563,958
Valmet Oyj	5,374	153,600
Verkkokauppa.com Oyj	4,067	35,430

Total Finland		3,041,244

France - 5.4%
ALD S.A.(b)	14,401	202,634
AXA S.A.	63,821	1,523,657
Covivio	4,399	405,564
Danone S.A.	15,067	991,078
Gaztransport Et Technigaz S.A.	926	89,734
Gecina S.A.	2,205	340,748
Imerys S.A.	2,931	138,643
Nexity S.A.	3,309	143,568
Orange S.A.	70,016	833,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2020

Investments	Shares		Value
Publicis Groupe S.A.	4,740		$236,393
Rubis SCA	3,164		147,032
Sanofi	38,127		3,671,378
Societe BIC S.A.	1,874		106,071
Verallia S.A.(b)	2,417		85,910
Wendel SE	983		117,809

Total France			9,034,112

Germany - 11.3%
Allianz SE, Registered Shares	12,932		3,175,666
BASF SE	32,469		2,571,160
Bayer AG, Registered Shares	34,339		2,023,255
Bayerische Motoren Werke AG	12,771		1,128,663
Continental AG	3,356		497,881
Deutsche Telekom AG, Registered Shares	115,565		2,114,630
DIC Asset AG	4,571		75,280
E.ON SE	102,462		1,136,330
Evonik Industries AG	14,140		461,591
Hannover Rueck SE	3,041		484,822
METRO AG	16,994		191,212
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	3,548		1,054,032
Siemens AG, Registered Shares	15,870		2,281,972
Siltronic AG	775		121,471
Talanx AG	7,500		291,450
Telefonica Deutschland Holding AG	117,473		324,120
Traton SE	17,794		492,153
Uniper SE	9,081		313,776

Total Germany			18,739,464

Hong Kong - 3.8%
Allied Group Ltd.(a)	94,000		39,036
Bank of East Asia Ltd. (The)	67,000		143,093
CLP Holdings Ltd.	80,500		744,385
Hang Lung Group Ltd.	43,000		106,920
Hang Lung Properties Ltd.	69,000		181,980
Hang Seng Bank Ltd.	54,318		936,608
Henderson Land Development Co., Ltd.	168,220		656,275
Hutchison Port Holdings Trust	355,323		70,354
Hysan Development Co., Ltd.	39,000		143,097
Kowloon Development Co., Ltd.	43,000		44,920
Link REIT	50,500		459,810
New World Development Co., Ltd.	71,872		334,618
PCCW Ltd.	258,968		155,972
Power Assets Holdings Ltd.	111,518		604,055
Sino Land Co., Ltd.	206,000		268,331
Sun Hung Kai Properties Ltd.	74,000		954,365
Swire Properties Ltd.	132,800		386,213

Total Hong Kong			6,230,032

Israel - 0.3%
Atreyu Capital Markets Ltd.	1,551		23,235
Bank Hapoalim BM*	25,554		175,013
Delek Group Ltd.*	0	‡	5
Electra Consumer Products 1970 Ltd.	2,135		74,075
ICL Group Ltd.	24,278		123,704
Oil Refineries Ltd.*	172,361		39,080
OPC Energy Ltd.*	4,301		44,794
YD More Investments Ltd.	3,852		14,253

Total Israel			494,159

Italy - 3.8%
A2A SpA	118,253		188,746
ACEA SpA	5,530		116,041
Assicurazioni Generali SpA	34,266		597,867
Azimut Holding SpA	5,276		114,713
Enav SpA(b)	26,699		117,538
Enel SpA	237,434		2,404,280
ERG SpA	4,089		117,073
Iren SpA	50,920		132,457
Italgas SpA	32,639		207,664
Mediobanca Banca di Credito Finanziario SpA	36,918		340,590
Poste Italiane SpA(b)	43,562		443,458
Snam SpA	99,768		561,649
Telecom Italia SpA RSP	235,526		122,130
Terna Rete Elettrica Nazionale SpA	49,956		382,023
UnipolSai Assicurazioni SpA	178,067		472,786

Total Italy			6,319,015

Japan - 18.8%
AEON Financial Service Co., Ltd.	5,500		65,843
AGC, Inc.(a)	4,400		153,421
Amada Co., Ltd.	11,600		127,297
Arakawa Chemical Industries Ltd.(a)	5,500		63,020
Asahi Holdings, Inc.	1,200		42,598
Asahi Kasei Corp.	27,100		276,788
Avex, Inc.	5,500		60,942
Bank of Saga Ltd. (The)(a)	5,200		66,231
Baroque Japan Ltd.(a)	8,300		53,541
BeNEXT Group, Inc.(a)	2,900		35,869
Bridgestone Corp.(a)	14,800		485,091
Canon, Inc.(a)	44,700		856,377
Chiyoda Co., Ltd.	7,600		67,354
Chubu Electric Power Co., Inc.	15,100		181,794
Chugoku Electric Power Co., Inc. (The)(a)	11,000		128,810
Concordia Financial Group Ltd.	44,300		155,755
Dai-ichi Life Holdings, Inc.	24,500		368,289
Daido Metal Co., Ltd.	11,200		55,433
Daiken Corp.	2,800		47,514
Daito Trust Construction Co., Ltd.	2,300		214,751
Daiwa House Industry Co., Ltd.	13,000		385,801
Daiwa Securities Group, Inc.	38,700		176,173
Electric Power Development Co., Ltd.	4,700		64,688
ENEOS Holdings, Inc.	92,300		331,134
FAN Communications, Inc.(a)	14,400		58,440
Feed One Co., Ltd.	5,900		49,717
FJ Next Co., Ltd.(a)	7,300		69,716
Forum Engineering, Inc.	3,900		32,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2020

Investments	Shares	Value
Fudo Tetra Corp.	4,400	$74,239
Fukuoka Financial Group, Inc.	7,100	126,053
Hakuto Co., Ltd.	5,900	61,374
Happinet Corp.(a)	4,600	69,861
Haseko Corp.	14,600	167,289
Hinokiya Group Co., Ltd.(a)	2,100	44,016
Honeys Holdings Co., Ltd.	2,500	25,376
Hulic Co., Ltd.(a)	13,500	148,148
Idemitsu Kosan Co., Ltd.(a)	10,500	230,859
Inpex Corp.(a)	43,500	234,258
ITOCHU Corp.	38,100	1,093,790
Japan Post Insurance Co., Ltd.	12,900	263,885
Japan Tobacco, Inc.(a)	77,400	1,575,813
JTEKT Corp.	14,700	114,046
Kajima Corp.	13,700	183,383
Kansai Electric Power Co., Inc. (The)	24,500	231,059
KDDI Corp.	75,000	2,227,226
Kuraray Co., Ltd.(a)	13,600	144,503
KYORIN Holdings, Inc.	3,700	69,560
Kyosan Electric Manufacturing Co., Ltd.	12,600	51,501
Lixil Corp.	6,000	129,827
Maeda Road Construction Co., Ltd.	4,500	75,403
Marubeni Corp.	43,100	286,415
Matsui Securities Co., Ltd.	13,400	105,129
Mebuki Financial Group, Inc.	44,800	88,086
Mitsubishi Chemical Holdings Corp.	29,600	178,956
Mitsubishi Corp.	44,876	1,104,459
Mitsubishi Gas Chemical Co., Inc.	5,500	126,200
Mitsubishi UFJ Financial Group, Inc.	397,000	1,753,806
Mitsubishi UFJ Lease & Finance Co., Ltd.	33,000	158,216
Mitsui Chemicals, Inc.	4,300	125,987
Mizuho Financial Group, Inc.	73,660	932,834
Moriroku Holdings Co., Ltd.	3,700	78,412
MS&AD Insurance Group Holdings, Inc.	23,700	721,020
Nikko Co., Ltd.	10,200	70,934
Nippon Air Conditioning Services Co., Ltd.(a)	9,000	65,727
Nippon Telegraph & Telephone Corp.	86,000	2,203,622
Nomura Holdings, Inc.	72,600	383,234
Nomura Real Estate Holdings, Inc.	5,100	112,773
Onward Holdings Co., Ltd.	21,900	43,908
Pola Orbis Holdings, Inc.(a)	5,200	105,466
PS Mitsubishi Construction Co., Ltd.	11,500	67,945
Resona Holdings, Inc.	81,000	282,749
Riken Corp.	2,300	47,428
SBI Holdings, Inc.	4,900	116,134
Seiko Epson Corp.	5,900	87,490
Sekisui House Ltd.	17,800	362,051
Seven Bank Ltd.	65,300	137,880
Shimizu Corp.	25,400	184,513
Shinagawa Refractories Co., Ltd.	3,200	77,641
SoftBank Corp.	250,000	3,130,902
Sojitz Corp.	61,700	137,450
Sompo Holdings, Inc.	7,500	303,138
Sumitomo Chemical Co., Ltd.	30,000	120,587
Sumitomo Corp.	40,100	530,355
Sumitomo Mitsui Financial Group, Inc.(a)	44,800	1,383,335
Sumitomo Mitsui Trust Holdings, Inc.	12,200	375,412
T&D Holdings, Inc.	15,300	180,349
Taisei Corp.	5,500	189,380
Takeda Pharmaceutical Co., Ltd.	41,200	1,498,436
Technoflex Corp.	1,500	14,703
Teikoku Electric Manufacturing Co., Ltd.	6,300	73,590
Tohoku Electric Power Co., Inc.	15,800	130,079
Tokio Marine Holdings, Inc.	14,600	750,611
Tokyo Individualized Educational Institute, Inc.	7,100	41,949
Tosoh Corp.	9,200	143,286
Toyo Ink SC Holdings Co., Ltd.(a)	4,300	82,172
Toyo Kanetsu K.K.	1,500	30,539
Xebio Holdings Co., Ltd.	9,400	74,930
YAMADA Consulting Group Co., Ltd.	4,600	43,930

Total Japan		31,260,868

Netherlands - 1.4%
ASR Nederland N.V.	6,369	255,993
ForFarmers N.V.	9,744	63,665
Koninklijke Ahold Delhaize N.V.	32,686	924,237
Koninklijke KPN N.V.	110,106	335,049
NN Group N.V.	11,569	502,936
SBM Offshore N.V.	5,868	111,753
Van Lanschot Kempen N.V.	3,098	79,602

Total Netherlands		2,273,235

Norway - 2.2%
AF Gruppen ASA(a)	8,445	173,201
Equinor ASA	113,925	1,928,700
Gjensidige Forsikring ASA	17,912	400,418
SpareBank 1 SMN	11,324	129,085
Telenor ASA	42,158	718,394
TGS NOPEC Geophysical Co. ASA	7,292	113,017
Yara International ASA	6,485	269,642

Total Norway		3,732,457

Portugal - 0.4%
Altri, SGPS, S.A.	17,416	109,956
EDP - Energias de Portugal S.A.	69,182	436,443
REN - Redes Energeticas Nacionais, SGPS, S.A.	37,333	108,031

Total Portugal		654,430

Singapore - 3.4%
CapitaLand Ltd.	134,900	334,787
DBS Group Holdings Ltd.	71,395	1,352,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2020

Investments	Shares	Value
Genting Singapore Ltd.	366,700	$235,838
Jardine Cycle & Carriage Ltd.	11,100	164,192
Keppel Corp., Ltd.	31,700	129,040
Keppel Infrastructure Trust	282,021	116,295
NetLink NBN Trust	26,400	19,276
Olam International Ltd.	108,400	125,489
Oversea-Chinese Banking Corp., Ltd.	120,512	917,301
Singapore Exchange Ltd.	29,000	203,624
Singapore Technologies Engineering Ltd.	70,200	202,901
Singapore Telecommunications Ltd.	454,400	794,348
StarHub Ltd.	100,700	99,812
United Overseas Bank Ltd.	45,200	772,571
Venture Corp., Ltd.	7,100	104,326
Yanlord Land Group Ltd.	145,300	123,131

Total Singapore		5,695,582

Spain - 4.1%
ACS Actividades de Construccion y Servicios S.A.	15,930	529,185
Bankia S.A.(a)	173,374	307,379
Cia de Distribucion Integral Logista Holdings S.A.	9,015	174,941
Cie Automotive S.A.(a)	3,245	87,587
ContourGlobal PLC(b)	37,316	109,670
Enagas S.A.	10,578	232,516
Endesa S.A.(a)	34,508	943,667
Fomento de Construcciones y Contratas S.A.	14,030	151,064
Iberdrola S.A.	181,152	2,593,288
Naturgy Energy Group S.A.	41,723	967,911
Prosegur Cash S.A.(b)	92,658	90,697
Red Electrica Corp. S.A.(a)	17,995	369,348
Zardoya Otis S.A.	29,069	203,801

Total Spain		6,761,054

Sweden - 0.8%
Axfood AB	7,108	166,004
Intrum AB(a)	3,857	101,819
Lundin Energy AB	8,572	232,030
Tele2 AB Class B	27,951	369,615
Telia Co. AB	126,024	521,126

Total Sweden		1,390,594

Switzerland - 9.3%
ABB Ltd., Registered Shares	36,326	1,015,460
Adecco Group AG, Registered Shares	5,089	340,591
Allreal Holding AG, Registered Shares	695	160,001
Baloise Holding AG, Registered Shares	1,321	235,372
Banque Cantonale Vaudoise, Registered Shares	2,882	313,973
Cembra Money Bank AG	661	80,162
LafargeHolcim Ltd., Registered Shares*	14,624	804,365
Mobilezone Holding AG, Registered Shares	4,235	48,293
Novartis AG, Registered Shares	77,556	7,339,283
OC Oerlikon Corp. AG, Registered Shares	13,558	140,342
Sulzer AG, Registered Shares	1,457	153,455
Swiss Life Holding AG, Registered Shares	1,065	496,867
Swiss Prime Site AG, Registered Shares	3,397	333,955
Swisscom AG, Registered Shares	1,805	974,224
UBS Group AG, Registered Shares	61,480	867,307
Vontobel Holding AG, Registered Shares	1,397	110,945
Zurich Insurance Group AG	4,932	2,083,944

Total Switzerland		15,498,539

United Kingdom - 12.7%
Admiral Group PLC	12,086	480,099
Airtel Africa PLC(b)	142,330	147,086
Ashmore Group PLC	28,913	170,421
BAE Systems PLC	101,779	680,051
Berkeley Group Holdings PLC	3,644	236,207
British American Tobacco PLC	104,881	3,882,379
CMC Markets PLC(b)	13,453	71,903
Direct Line Insurance Group PLC	60,930	265,689
Diversified Gas & Oil PLC	36,945	57,067
Drax Group PLC	16,287	83,488
easyJet PLC	19,338	219,403
Ferrexpo PLC	41,162	159,009
GlaxoSmithKline PLC	245,158	4,497,291
Hargreaves Lansdown PLC	8,053	167,873
National Grid PLC	98,030	1,159,118
PayPoint PLC	7,869	70,348
Pearson PLC(a)	17,628	163,953
Pennon Group PLC	9,032	117,290
Phoenix Group Holdings PLC	27,170	260,203
Rio Tinto PLC	43,924	3,284,291
Schroders PLC	6,557	299,098
Severn Trent PLC	4,876	152,567
SSE PLC	32,324	662,779
Standard Life Aberdeen PLC	123,563	475,128
Tate & Lyle PLC	23,812	219,516
Tesco PLC	211,894	670,246
TORM PLC	5,114	37,829
TP ICAP PLC	32,735	106,588
United Utilities Group PLC	18,849	230,602
Vodafone Group PLC	1,151,306	1,903,326
WM Morrison Supermarkets PLC	52,295	126,778
Workspace Group PLC	9,359	98,381

Total United Kingdom		21,156,007

TOTAL COMMON STOCKS (Cost: $162,009,626)		165,446,022

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $44,643)	1,056	48,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%

United States - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $6,487,739)	6,487,739	$6,487,739

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $168,542,008)		171,982,265
Other Assets less Liabilities - (3.4)%		(5,595,364)

NET ASSETS - 100.0%		$166,386,901

*	Non-income producing security.
‡	Share amount represents a fractional share.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,889,529 and the total market value of the collateral held by the Fund was $8,299,813. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,812,074.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree International LargeCap Dividend Fund	$94,319	$2,113,614	$2,156,332	$6,110	$(9,207)	$48,504	$18,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$165,446,022	$—	$—	$165,446,022
Exchange-Traded Fund	48,504	—	—	48,504
Investment of Cash Collateral for Securities Loaned	—	6,487,739	—	6,487,739

Total Investments in Securities	$165,494,526	$6,487,739	$—	$171,982,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 9.8%
ASX Ltd.	6,793	$377,411
Australia & New Zealand Banking Group Ltd.	128,002	2,242,142
BHP Group Ltd.	114,545	3,750,331
BHP Group PLC	104,116	2,739,685
Brambles Ltd.	32,697	267,445
Coles Group Ltd.	53,150	743,980
Commonwealth Bank of Australia	62,252	3,944,299
CSL Ltd.	3,505	765,898
Fortescue Metals Group Ltd.	401,285	7,255,138
Goodman Group	35,484	517,779
Macquarie Group Ltd.	9,087	971,020
National Australia Bank Ltd.	138,496	2,415,273
Newcrest Mining Ltd.	7,347	146,155
Rio Tinto Ltd.	27,677	2,431,063
Sonic Healthcare Ltd.	9,010	223,525
Telstra Corp., Ltd.	570,852	1,312,684
Transurban Group(a)	73,912	779,087
Wesfarmers Ltd.	44,547	1,732,485
Woodside Petroleum Ltd.	48,091	843,868
Woolworths Group Ltd.	25,221	765,043

Total Australia		34,224,311

Belgium - 0.1%
UCB S.A.	2,186	225,957

China - 2.9%
BOC Hong Kong Holdings Ltd.	557,634	1,690,051
China Mobile Ltd.	1,080,684	6,160,324
China Overseas Land & Investment Ltd.	471,500	1,025,231
China Unicom Hong Kong Ltd.	800,000	459,127
CSPC Pharmaceutical Group Ltd.	240,000	245,452
Wilmar International Ltd.	178,500	628,022

Total China		10,208,207

Denmark - 1.6%
AP Moller - Maersk A/S Class B(a)	124	277,107
Carlsberg A/S Class B	2,420	387,932
Coloplast A/S Class B	4,317	659,667
Novo Nordisk A/S Class B	44,859	3,146,066
Novozymes A/S Class B	3,873	222,506
Orsted A/S(b)	3,714	759,161
Vestas Wind Systems A/S	1,219	288,444

Total Denmark		5,740,883

Finland - 1.5%
Fortum Oyj	47,575	1,146,745
Kone Oyj Class B	13,786	1,121,038
Neste Oyj	17,472	1,264,714
Sampo Oyj Class A(a)	20,005	846,174
UPM-Kymmene Oyj	22,651	844,465

Total Finland		5,223,136

France - 8.0%
Air Liquide S.A.	12,109	1,989,044
AXA S.A.	101,884	2,432,369
Capgemini SE	1,856	287,951
Carrefour S.A.	11,278	193,603
Cie Generale des Etablissements Michelin SCA	3,173	407,450
Danone S.A.	24,452	1,608,405
Dassault Systemes SE	1,126	228,908
Hermes International	731	786,727
Kering S.A.	1,535	1,116,372
L’Oreal S.A.	9,205	3,500,471
Legrand S.A.	4,367	390,057
LVMH Moet Hennessy Louis Vuitton SE	4,811	3,007,412
Orange S.A.	115,455	1,375,073
Pernod Ricard S.A.	4,707	903,050
Sanofi	59,964	5,774,136
Schneider Electric SE	17,102	2,475,445
Suez S.A.	14,647	290,684
Teleperformance	444	147,385
Veolia Environnement S.A.	14,125	345,826
Vivendi S.A.	24,692	796,990

Total France		28,057,358

Germany - 12.2%
Allianz SE, Registered Shares	20,841	5,117,851
BASF SE	51,183	4,053,087
Bayer AG, Registered Shares	53,806	3,170,252
Bayerische Motoren Werke AG	20,791	1,837,446
Beiersdorf AG	1,466	169,399
Continental AG	5,269	781,685
Daimler AG, Registered Shares	17,543	1,240,447
Deutsche Boerse AG	3,348	570,430
Deutsche Post AG, Registered Shares	44,123	2,186,461
Deutsche Telekom AG, Registered Shares	177,784	3,253,125
Deutsche Wohnen SE, Bearer Shares	9,285	496,347
E.ON SE	162,131	1,798,074
Evonik Industries AG	20,317	663,234
Fresenius Medical Care AG & Co. KGaA	6,554	546,906
Fresenius SE & Co. KGaA	11,589	536,561
Hannover Rueck SE	4,214	671,832
Henkel AG & Co. KGaA	4,736	456,915
Infineon Technologies AG	11,220	430,929
Knorr-Bremse AG	3,529	482,224
Merck KGaA	979	168,119
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	5,578	1,657,101
RWE AG	12,214	516,629
SAP SE	25,109	3,294,025
Siemens AG, Registered Shares	26,296	3,781,144
Siemens Healthineers AG(b)	17,831	915,883
Symrise AG	1,444	191,522
Uniper SE	13,174	455,202
Volkswagen AG	8,586	1,786,968
Vonovia SE	18,866	1,379,470

Total Germany		42,609,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2020

Investments	Shares	Value
Hong Kong - 3.9%
AIA Group Ltd.	241,204	$2,955,226
CLP Holdings Ltd.	129,000	1,192,866
Hang Lung Properties Ltd.	148,000	390,335
Hang Seng Bank Ltd.	83,018	1,431,483
Henderson Land Development Co., Ltd.	249,219	972,275
Hong Kong & China Gas Co., Ltd.	432,215	645,492
Hong Kong Exchanges & Clearing Ltd.	26,624	1,459,301
Link REIT	80,400	732,055
MTR Corp., Ltd.	158,938	888,586
New World Development Co., Ltd.	111,750	520,280
Sun Hung Kai Properties Ltd.	117,442	1,514,628
Swire Properties Ltd.	204,280	594,094
Techtronic Industries Co., Ltd.	24,000	342,333

Total Hong Kong		13,638,954

Ireland - 0.3%
CRH PLC	17,559	730,896
Kerry Group PLC Class A	1,176	170,509

Total Ireland		901,405

Italy - 2.1%
Assicurazioni Generali SpA	53,197	928,172
Enel SpA	380,872	3,856,748
Ferrari N.V.	1,709	394,476
Poste Italiane SpA(b)	67,373	685,853
Snam SpA	152,083	856,159
Terna Rete Elettrica Nazionale SpA	69,375	530,523

Total Italy		7,251,931

Japan - 20.3%
Aeon Co., Ltd.	9,445	309,665
Ajinomoto Co., Inc.	7,000	158,482
Asahi Group Holdings Ltd.(a)	11,335	465,938
Asahi Kasei Corp.	38,700	395,265
Astellas Pharma, Inc.	41,400	639,175
Bandai Namco Holdings, Inc.	2,800	242,073
Bridgestone Corp.(a)	22,155	726,161
Canon, Inc.(a)	68,136	1,305,371
Central Japan Railway Co.	2,000	282,629
Chugai Pharmaceutical Co., Ltd.(a)	26,600	1,417,791
Dai-ichi Life Holdings, Inc.	37,000	556,192
Daiichi Sankyo Co., Ltd.	23,700	811,463
Daikin Industries Ltd.	2,800	621,589
Daiwa House Industry Co., Ltd.	18,700	554,960
Denso Corp.	17,700	1,051,594
East Japan Railway Co.	7,400	493,477
Eisai Co., Ltd.	6,900	492,680
ENEOS Holdings, Inc.	157,100	563,609
FANUC Corp.	1,775	435,992
Fast Retailing Co., Ltd.	600	537,382
FUJIFILM Holdings Corp.	7,400	389,764
Fujitsu Ltd.	3,900	563,025
Hitachi Ltd.	20,300	799,259
Honda Motor Co., Ltd.	45,300	1,262,538
Hoya Corp.	2,200	304,073
ITOCHU Corp.	63,800	1,831,597
Japan Exchange Group, Inc.	8,500	217,182
Japan Tobacco, Inc.(a)	121,509	2,473,843
Kao Corp.(a)	9,900	764,231
KDDI Corp.	118,580	3,521,394
Keyence Corp.	800	449,416
Kirin Holdings Co., Ltd.(a)	23,900	563,442
Komatsu Ltd.	18,367	501,225
Kubota Corp.(a)	18,400	401,166
Kyowa Kirin Co., Ltd.	7,300	198,966
MEIJI Holdings Co., Ltd.	3,900	274,241
Mitsubishi Corp.	68,105	1,676,157
Mitsubishi Electric Corp.	44,181	666,277
Mitsubishi Estate Co., Ltd.	21,800	349,873
Mitsubishi UFJ Financial Group, Inc.	652,600	2,882,957
Mitsui Fudosan Co., Ltd.	19,800	413,950
Mizuho Financial Group, Inc.	118,114	1,495,802
MS&AD Insurance Group Holdings, Inc.	36,100	1,098,262
Murata Manufacturing Co., Ltd.	11,110	1,002,908
NEC Corp.	4,700	252,196
Nidec Corp.	2,600	326,873
Nintendo Co., Ltd.	3,400	2,167,873
Nippon Telegraph & Telephone Corp.	135,104	3,461,840
Nitori Holdings Co., Ltd.	700	146,583
Nomura Holdings, Inc.	114,800	605,995
Nomura Research Institute Ltd.	8,500	304,204
NTT Data Corp.	16,400	224,131
Obic Co., Ltd.	1,000	200,785
Omron Corp.	2,600	231,682
Ono Pharmaceutical Co., Ltd.	8,600	258,887
Oracle Corp.	2,200	286,600
Otsuka Holdings Co., Ltd.(a)	16,500	706,058
Panasonic Corp.	53,984	622,480
Recruit Holdings Co., Ltd.	7,600	318,074
Secom Co., Ltd.	4,100	377,933
Sekisui House Ltd.	26,200	532,907
Seven & I Holdings Co., Ltd.	21,300	754,871
SG Holdings Co., Ltd.	6,600	179,759
Shimano, Inc.	700	163,296
Shin-Etsu Chemical Co., Ltd.	5,100	891,123
Shionogi & Co., Ltd.	5,500	300,184
Shiseido Co., Ltd.	2,360	163,116
SMC Corp.	450	274,372
SoftBank Corp.	398,800	4,994,415
SoftBank Group Corp.	10,280	802,327
Sompo Holdings, Inc.	11,300	456,728
Sony Corp.	6,200	617,628
Subaru Corp.	17,400	347,595
Sumitomo Corp.	58,710	776,488
Sumitomo Mitsui Financial Group, Inc.(a)	72,894	2,250,822
Sumitomo Realty & Development Co., Ltd.	5,700	175,618
Suntory Beverage & Food Ltd.(a)	5,200	183,835
Suzuki Motor Corp.	7,617	352,797
Sysmex Corp.	1,800	216,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2020

Investments	Shares	Value
Takeda Pharmaceutical Co., Ltd.	65,300	$2,374,948
TDK Corp.	1,400	210,722
Terumo Corp.	4,197	175,287
Tokio Marine Holdings, Inc.	22,700	1,167,045
Tokyo Electron Ltd.	4,450	1,655,092
Toyota Motor Corp.	52,473	4,044,047
Unicharm Corp.	2,900	137,409
Z Holdings Corp.	67,900	410,642

Total Japan		71,264,488

Netherlands - 1.7%
Akzo Nobel N.V.	5,660	608,456
ASML Holding N.V.	3,932	1,912,612
Koninklijke Ahold Delhaize N.V.	52,990	1,498,358
Koninklijke DSM N.V.	3,849	663,090
NN Group N.V.	19,256	837,111
Wolters Kluwer N.V.	5,969	504,371

Total Netherlands		6,023,998

Norway - 1.2%
Equinor ASA	181,188	3,067,432
Telenor ASA	66,974	1,141,271

Total Norway		4,208,703

Portugal - 0.2%
EDP - Energias de Portugal S.A.	111,865	705,714

Singapore - 1.7%
DBS Group Holdings Ltd.	111,240	2,107,555
Oversea-Chinese Banking Corp., Ltd.	176,987	1,347,171
Singapore Telecommunications Ltd.	755,600	1,320,649
United Overseas Bank Ltd.	76,786	1,312,447

Total Singapore		6,087,822

Spain - 2.8%
Endesa S.A.(a)	54,109	1,479,683
Ferrovial S.A.(a)	23,490	649,551
Grifols S.A.(a)	6,481	189,364
Iberdrola S.A.	295,882	4,235,709
Industria de Diseno Textil S.A.	49,980	1,592,425
Naturgy Energy Group S.A.	66,340	1,538,989

Total Spain		9,685,721

Sweden - 1.3%
Assa Abloy AB Class B	15,112	372,622
Atlas Copco AB Class A	17,609	902,905
Atlas Copco AB Class B	10,050	450,702
Epiroc AB Class A	16,348	297,895
EQT AB(a)	7,317	187,457
Essity AB Class B	17,356	558,981
Swedish Match AB	3,749	291,154
Telefonaktiebolaget LM Ericsson Class B	51,902	617,069
Telia Co. AB	200,457	828,917

Total Sweden		4,507,702

Switzerland - 14.5%
ABB Ltd., Registered Shares	61,046	1,706,484
Cie Financiere Richemont S.A., Registered Shares	7,074	640,857
Credit Suisse Group AG, Registered Shares	32,578	420,147
EMS-Chemie Holding AG, Registered Shares	711	686,106
Geberit AG, Registered Shares	950	595,611
Givaudan S.A., Registered Shares	188	793,303
Kuehne + Nagel International AG, Registered Shares	3,151	715,788
LafargeHolcim Ltd., Registered Shares*	25,166	1,384,208
Logitech International S.A., Registered Shares	2,149	208,883
Lonza Group AG, Registered Shares	427	274,764
Nestle S.A., Registered Shares	91,377	10,777,720
Novartis AG, Registered Shares	123,215	11,660,088
Partners Group Holding AG	967	1,137,711
Roche Holding AG, Bearer Shares	5,727	2,008,451
Roche Holding AG Genusschein	25,295	8,842,304
Schindler Holding AG, Registered Shares	1,401	377,848
SGS S.A., Registered Shares	317	957,509
Sika AG, Registered Shares	1,743	476,789
STMicroelectronics N.V.	4,780	178,674
Swiss Life Holding AG, Registered Shares	1,722	803,386
Swisscom AG, Registered Shares	2,941	1,587,365
UBS Group AG, Registered Shares	99,731	1,406,918
Zurich Insurance Group AG	7,837	3,311,408

Total Switzerland		50,952,322

United Kingdom - 13.3%
Anglo American PLC	35,076	1,162,478
Ashtead Group PLC	5,424	254,905
AstraZeneca PLC	42,853	4,290,244
Aviva PLC	72,088	320,454
BAE Systems PLC	149,135	996,468
British American Tobacco PLC	166,266	6,154,667
Coca-Cola European Partners PLC	7,409	357,625
Diageo PLC	56,420	2,219,608
GlaxoSmithKline PLC	386,434	7,088,923
Intertek Group PLC	2,413	186,296
Linde PLC	7,452	1,942,112
London Stock Exchange Group PLC	2,398	295,277
National Grid PLC	157,441	1,861,600
Reckitt Benckiser Group PLC	14,807	1,324,128
RELX PLC	46,446	1,138,046
Rio Tinto PLC	70,052	5,237,937
Segro PLC	21,282	275,670
Smith & Nephew PLC	14,796	305,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2020

Investments	Shares	Value
SSE PLC	51,979	$1,065,790
Tesco PLC	346,797	1,096,961
Unilever PLC	102,557	6,193,275
Vodafone Group PLC	1,814,650	2,999,959

Total United Kingdom		46,767,826

TOTAL COMMON STOCKS (Cost: $299,930,474)		348,285,706

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(c) (Cost: $306,166)	5,066	322,096

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $10,832,027)	10,832,027	10,832,027

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $311,068,667)		359,439,829
Other Assets less Liabilities - (2.6)%		(8,940,861)

NET ASSETS - 100.0%		$350,498,968

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,225,420 and the total market value of the collateral held by the Fund was $13,895,918. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,063,891.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree International MidCap Dividend Fund	$727,876	$2,254,481	$2,767,468	$(117,192)	$224,399	$322,096	$23,731

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/5/2021	2,597	USD	1,900	GBP	$—	$(0)^
Bank of America N.A.	1/5/2021	46,487	USD	4,800,000	JPY	—	(5)
Citibank N.A.	1/5/2021	6,965	USD	5,700	EUR	—	(9)
Royal Bank of Canada	1/5/2021	10,016	USD	13,000	AUD	—	(15)
Royal Bank of Canada	1/5/2021	2,648	USD	3,500	SGD	—	(1)
UBS AG	1/5/2021	15,091	USD	117,000	HKD	2	—

						$2	$(30)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$348,285,706	$—	$—	$348,285,706
Exchange-Traded Fund	322,096	—	—	322,096
Investment of Cash Collateral for Securities Loaned	—	10,832,027	—	10,832,027

Total Investments in Securities	$348,607,802	$10,832,027	$—	$359,439,829

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	2	—	2
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(30)	—	(30)

Total - Net	$348,607,802	$10,831,999	$—	$359,439,801

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 9.1%
AGL Energy Ltd.	77,201	$711,887
ALS Ltd.	17,645	130,848
Alumina Ltd.	291,844	413,245
Ampol Ltd.	12,971	284,458
Ansell Ltd.	6,908	185,397
APA Group(a)	91,589	682,011
Atlas Arteria Ltd.(a)	32,036	160,684
Aurizon Holdings Ltd.	223,758	673,385
AusNet Services(a)	450,084	609,524
BlueScope Steel Ltd.	9,018	121,639
carsales.com Ltd.	11,962	184,702
Charter Hall Group	24,557	278,746
Cleanaway Waste Management Ltd.	71,256	129,214
Coca-Cola Amatil Ltd.	34,823	347,444
Computershare Ltd.	35,729	402,250
Dexus	101,055	733,004
Domino’s Pizza Enterprises Ltd.	3,258	217,917
Evolution Mining Ltd.	79,951	307,854
Harvey Norman Holdings Ltd.(a)	125,443	453,983
JB Hi-Fi Ltd.	11,080	415,695
Magellan Financial Group Ltd.	11,744	486,281
Medibank Pvt Ltd.	200,840	466,484
Mineral Resources Ltd.	19,313	558,113
Mirvac Group	281,524	573,508
Northern Star Resources Ltd.	13,964	136,739
Orica Ltd.	18,595	217,385
Origin Energy Ltd.	177,606	652,357
OZ Minerals Ltd.	8,231	119,915
QBE Insurance Group Ltd.	85,818	564,869
Qube Holdings Ltd.(a)	59,073	134,016
REA Group Ltd.(a)	2,307	265,000
Reece Ltd.(a)	8,948	102,190
Santos Ltd.	72,654	351,518
Seven Group Holdings Ltd.(a)	13,010	234,415
Spark Infrastructure Group(a)	200,767	326,885
Stockland	247,516	798,362
Suncorp Group Ltd.	89,832	675,166
Washington H Soul Pattinson & Co., Ltd.(a)	14,505	336,791
Worley Ltd.	44,021	390,302

Total Australia		14,834,183

Austria - 2.3%
Andritz AG	2,885	132,302
CA Immobilien Anlagen AG	7,073	271,308
EVN AG	8,835	193,284
OMV AG	48,124	1,943,110
Telekom Austria AG	25,441	197,043
Verbund AG(a)	4,196	358,611
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,925	354,389
Voestalpine AG	2,598	93,138
Wienerberger AG	6,111	195,003

Total Austria		3,738,188

Belgium - 3.1%
Aedifica S.A.	2,278	273,986
Ageas S.A./N.V.	2,548	135,865
Cofinimmo S.A.	3,002	447,383
D’ieteren S.A./N.V.	2,168	179,850
Elia Group S.A./N.V.(a)	2,405	286,907
Etablissements Franz Colruyt N.V.	5,920	351,089
Melexis N.V.	1,467	143,416
Proximus SADP	54,976	1,090,380
Solvay S.A.(a)	9,461	1,121,484
Telenet Group Holding N.V.	11,180	479,870
Umicore S.A.	3,233	155,421
Warehouses De Pauw CVA	12,052	416,728

Total Belgium		5,082,379

China - 4.1%
Beijing Enterprises Holdings Ltd.	97,700	318,785
China Everbright Environment Group Ltd.	695,407	392,822
China Jinmao Holdings Group Ltd.	1,123,242	517,159
China Resources Power Holdings Co., Ltd.	538,000	579,364
Far East Horizon Ltd.(a)	304,000	313,259
Fosun International Ltd.	391,500	614,981
Guangdong Investment Ltd.	562,208	1,012,197
Lenovo Group Ltd.	1,694,000	1,599,216
Shenzhen Investment Ltd.	1,098,000	376,675
Sinotruk Hong Kong Ltd.	145,500	371,544
Sun Art Retail Group Ltd.	277,500	282,015
Yuexiu Property Co., Ltd.	1,794,000	360,935

Total China		6,738,952

Denmark - 1.1%
GN Store Nord A/S	1,599	128,057
H. Lundbeck A/S	7,316	251,102
Rockwool International A/S Class B	222	83,129
Royal Unibrew A/S	2,471	287,007
Schouw & Co. A/S	1,613	163,328
SimCorp A/S	1,301	193,648
Topdanmark A/S	4,962	215,495
Tryg A/S(a)	13,815	436,239

Total Denmark		1,758,005

Finland - 2.5%
Elisa Oyj	17,417	956,205
Huhtamaki Oyj	5,738	296,696
Kesko Oyj Class A	7,021	171,811
Kesko Oyj Class B	22,997	592,023
Kojamo Oyj	11,923	264,050
Konecranes Oyj	6,332	222,973
Metsa Board Oyj	28,992	305,779
Nokian Renkaat Oyj	6,502	229,278
Orion Oyj Class B	10,647	488,908
TietoEVRY Oyj	5,952	195,610
Valmet Oyj	14,617	417,785

Total Finland		4,141,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2020

Investments	Shares	Value
France - 4.9%
ALD S.A.(b)	30,649	$431,257
Arkema S.A.	3,320	379,814
Bollore S.A.	98,928	409,369
Cie Plastic Omnium S.A.	6,464	223,193
Covivio	13,979	1,288,787
Edenred	7,263	412,429
Gaztransport Et Technigaz S.A.	2,559	247,980
Gecina S.A.	6,071	938,178
Iliad S.A.	2,310	475,118
Imerys S.A.	8,939	422,837
Ipsen S.A.	1,972	163,832
La Francaise des Jeux SAEM(b)	4,725	216,277
Publicis Groupe S.A.	15,834	789,672
Remy Cointreau S.A.	661	123,175
Rubis SCA	10,617	493,376
SEB S.A.	877	159,885
Trigano S.A.(a)	927	164,237
Verallia S.A.(b)	7,587	269,673
Wendel SE	2,725	326,582

Total France		7,935,671

Germany - 5.5%
alstria office REIT-AG	14,710	266,376
Aurubis AG	2,485	193,559
Bechtle AG	958	209,113
Brenntag AG	8,838	684,942
Covestro AG(b)	9,232	570,213
Dermapharm Holding SE	3,132	218,280
Encavis AG	6,684	174,605
Freenet AG	614	12,918
Fuchs Petrolub SE	3,211	148,706
GEA Group AG	4,801	171,998
Gerresheimer AG	943	101,247
Hapag-Lloyd AG(b)	5,988	673,316
LANXESS AG	3,154	242,196
LEG Immobilien AG	5,426	843,549
METRO AG	48,651	547,410
Nemetschek SE	1,805	133,394
Rational AG	279	259,953
Rheinmetall AG	2,740	290,262
Scout24 AG(b)	2,588	212,317
Siltronic AG	1,831	286,985
Software AG	3,556	145,060
Suedzucker AG	4,662	66,568
TAG Immobilien AG*	8,801	278,903
Talanx AG	24,177	939,517
Telefonica Deutschland Holding AG	367,758	1,014,683
United Internet AG, Registered Shares	5,772	243,156

Total Germany		8,929,226

Hong Kong - 2.8%
Bank of East Asia Ltd. (The)	173,180	369,863
Hang Lung Group Ltd.	105,000	261,083
Hysan Development Co., Ltd.	99,000	363,245
PCCW Ltd.	875,492	527,293
Power Assets Holdings Ltd.	364,500	1,974,374
Sino Land Co., Ltd.	637,046	829,802
Vitasoy International Holdings Ltd.(a)	20,000	77,897
Wharf Holdings Ltd. (The)	89,000	239,320

Total Hong Kong		4,642,877

Ireland - 0.7%
Glanbia PLC	16,640	211,336
Smurfit Kappa Group PLC	19,949	928,503

Total Ireland		1,139,839

Israel - 1.2%
Azrieli Group Ltd.	3,365	213,902
Bank Hapoalim BM*	82,184	562,858
Bank Leumi Le-Israel BM	64,674	380,696
Elbit Systems Ltd.	1,041	137,177
ICL Group Ltd.	71,336	363,479
Mizrahi Tefahot Bank Ltd.	9,474	219,087
Strauss Group Ltd.	4,942	148,346

Total Israel		2,025,545

Italy - 4.2%
A2A SpA	370,957	592,092
ACEA SpA	16,237	340,715
Azimut Holding SpA	16,801	365,296
ERG SpA	10,527	301,399
Hera SpA	92,808	338,395
Infrastrutture Wireless Italiane SpA(b)	15,337	186,342
Iren SpA	102,060	265,485
Italgas SpA	109,604	697,351
Mediobanca Banca di Credito Finanziario SpA	114,665	1,057,850
Prysmian SpA	5,376	191,283
Recordati Industria Chimica e Farmaceutica SpA	11,505	638,108
Telecom Italia SpA	862,599	398,320
UnipolSai Assicurazioni SpA	559,663	1,485,963

Total Italy		6,858,599

Japan - 24.0%
ABC-Mart, Inc.	3,278	182,243
Acom Co., Ltd.(a)	27,700	118,318
Advantest Corp.	3,600	269,534
Aeon Mall Co., Ltd.	7,600	125,286
AGC, Inc.(a)	10,428	363,609
Air Water, Inc.	8,900	158,096
Aisin Seiki Co., Ltd.	9,200	275,791
Alfresa Holdings Corp.	9,200	168,326
Amada Co., Ltd.	20,400	223,867
Anritsu Corp.(a)	4,700	104,885
Azbil Corp.	4,100	223,972
Brother Industries Ltd.	9,900	203,859
Calbee, Inc.	4,500	135,551
Canon Marketing Japan, Inc.(a)	6,200	141,361
Capcom Co., Ltd.	2,500	162,235
Casio Computer Co., Ltd.	7,200	131,524
Chiba Bank Ltd. (The)	37,800	207,956
Chubu Electric Power Co., Inc.	36,900	444,251
Chugoku Electric Power Co., Inc. (The)(a)	26,600	311,486
COMSYS Holdings Corp.	7,600	235,924
Concordia Financial Group Ltd.	73,200	257,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2020

Investments	Shares	Value
Dai Nippon Printing Co., Ltd.	12,579	$226,007
Daito Trust Construction Co., Ltd.	5,220	487,392
Daiwa Securities Group, Inc.	80,200	365,093
Denka Co., Ltd.	4,600	179,553
Dentsu Group, Inc.(a)	11,400	338,428
Disco Corp.	800	269,262
Electric Power Development Co., Ltd.	11,500	158,279
Fancl Corp.	3,000	119,570
Fuji Electric Co., Ltd.	5,075	182,611
Fuji Oil Holdings, Inc.	4,500	128,447
Fukuoka Financial Group, Inc.	11,800	209,496
Hakuhodo DY Holdings, Inc.	12,700	174,057
Hamamatsu Photonics K.K.	2,200	125,720
Hankyu Hanshin Holdings, Inc.	5,900	196,009
Haseko Corp.	25,000	286,455
Hikari Tsushin, Inc.	1,000	234,200
Hirose Electric Co., Ltd.	975	147,792
Hisamitsu Pharmaceutical Co., Inc.	2,400	142,496
Hitachi Capital Corp.	7,000	168,890
Hitachi Construction Machinery Co., Ltd.	3,800	107,841
Hitachi Transport System Ltd.	3,300	98,126
Hoshizaki Corp.(a)	1,300	119,241
Hulic Co., Ltd.(a)	30,900	339,093
Idemitsu Kosan Co., Ltd.(a)	22,466	493,950
Iida Group Holdings Co., Ltd.	9,800	197,813
Inpex Corp.(a)	103,000	554,681
Isuzu Motors Ltd.	32,500	308,490
Itochu Techno-Solutions Corp.	9,000	321,226
Japan Post Insurance Co., Ltd.	30,700	628,005
JSR Corp.	7,700	214,343
JTEKT Corp.	21,100	163,699
K’s Holdings Corp.	10,400	144,650
Kajima Corp.	27,276	365,107
Kakaku.com, Inc.	4,500	123,347
Kansai Electric Power Co., Inc. (The)	54,500	513,988
Kansai Paint Co., Ltd.	6,100	187,588
Keio Corp.	1,900	147,223
Kewpie Corp.	5,100	112,131
Kikkoman Corp.	2,200	152,782
Kintetsu Group Holdings Co., Ltd.	3,500	153,228
Kobayashi Pharmaceutical Co., Ltd.(a)	1,400	170,991
Koei Tecmo Holdings Co., Ltd.	3,500	213,570
Koito Manufacturing Co., Ltd.	2,200	149,586
Kose Corp.	1,100	187,515
Kuraray Co., Ltd.(a)	18,500	196,566
Kurita Water Industries Ltd.	3,700	141,377
Kyowa Exeo Corp.	5,100	143,745
Kyushu Electric Power Co., Inc.	21,400	184,059
Lawson, Inc.	3,800	176,851
Lion Corp.(a)	4,600	111,296
Lixil Corp.	12,900	279,128
Mabuchi Motor Co., Ltd.(a)	3,400	148,027
Marubeni Corp.	90,600	602,069
Marui Group Co., Ltd.	7,300	128,119
Matsumotokiyoshi Holdings Co., Ltd.	3,000	127,851
McDonald’s Holdings Co., Japan Ltd.(a)	2,200	106,543
Mebuki Financial Group, Inc.	76,700	150,807
Medipal Holdings Corp.	8,700	163,307
MINEBEA MITSUMI, Inc.	8,300	164,641
Mitsubishi Chemical Holdings Corp.	71,700	433,485
Mitsubishi Gas Chemical Co., Inc.	10,700	245,516
Mitsubishi Heavy Industries Ltd.	14,000	427,953
Mitsubishi UFJ Lease & Finance Co., Ltd.	56,500	270,885
Mitsui Chemicals, Inc.	9,400	275,413
Miura Co., Ltd.	2,300	128,316
Nabtesco Corp.(a)	3,700	161,984
NGK Insulators Ltd.	10,200	157,280
NGK Spark Plug Co., Ltd.	7,700	131,484
Nichirei Corp.	4,700	131,971
Nifco, Inc.	3,800	148,879
Nihon M&A Center, Inc.	2,100	140,346
Nihon Unisys Ltd.	4,000	156,521
Nippo Corp.	5,300	145,019
Nippon Express Co., Ltd.	4,900	328,897
Nippon Sanso Holdings Corp.	9,500	176,299
Nippon Shinyaku Co., Ltd.	1,200	78,687
Nippon Yusen K.K.	7,700	179,141
Nissan Chemical Corp.	4,500	281,563
Nisshin Seifun Group, Inc.	8,500	135,101
Nissin Foods Holdings Co., Ltd.	2,500	214,054
Nitto Denko Corp.	8,000	715,192
NOF Corp.	3,400	172,231
Nomura Real Estate Holdings, Inc.	10,968	242,529
NSK Ltd.	14,300	124,101
Obayashi Corp.	30,400	262,056
Odakyu Electric Railway Co., Ltd.	5,000	156,908
Oji Holdings Corp.	38,262	217,539
Open House Co., Ltd.	5,400	198,228
Osaka Gas Co., Ltd.	19,700	402,987
Otsuka Corp.(a)	8,300	438,133
Pigeon Corp.(a)	2,500	103,032
Pola Orbis Holdings, Inc.(a)	10,900	221,072
Resona Holdings, Inc.	165,600	578,064
Rinnai Corp.	1,300	150,845
Rohm Co., Ltd.	2,500	241,900
Ryohin Keikaku Co., Ltd.	4,300	87,670
Sankyu, Inc.	2,600	98,087
Santen Pharmaceutical Co., Ltd.	9,300	150,879
SBI Holdings, Inc.	12,000	284,411
SCSK Corp.	5,200	297,157
Sega Sammy Holdings, Inc.	10,600	167,041
Seiko Epson Corp.	26,900	398,895
Seino Holdings Co., Ltd.	12,300	173,340
Sekisui Chemical Co., Ltd.	17,600	333,095
Seria Co., Ltd.	2,500	91,772
Seven Bank Ltd.	98,100	207,136
Shimadzu Corp.	3,800	147,591
Shimamura Co., Ltd.	1,000	104,993
Shimizu Corp.	40,300	292,750
Shizuoka Bank Ltd. (The)	23,900	175,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2020

Investments	Shares	Value
SHO-BOND Holdings Co., Ltd.	2,200	$106,756
Sohgo Security Services Co., Ltd.	2,300	119,183
Sojitz Corp.	72,700	161,955
Square Enix Holdings Co., Ltd.	2,400	145,518
Stanley Electric Co., Ltd.	3,200	103,056
Sugi Holdings Co., Ltd.	2,000	133,663
SUMCO Corp.	6,500	142,472
Sumitomo Chemical Co., Ltd.	76,900	309,105
Sumitomo Dainippon Pharma Co., Ltd.	12,790	188,669
Sumitomo Electric Industries Ltd.	24,612	325,752
Sumitomo Metal Mining Co., Ltd.	5,600	248,365
Sumitomo Mitsui Trust Holdings, Inc.	23,600	726,207
Sundrug Co., Ltd.	4,100	163,611
Suzuken Co., Ltd.	3,300	119,221
T&D Holdings, Inc.	32,651	384,874
Taiheiyo Cement Corp.	4,400	109,909
Taisei Corp.	10,375	357,239
Teijin Ltd.	8,700	163,475
TIS, Inc.	8,300	169,947
Tobu Railway Co., Ltd.	3,300	98,286
Toho Co., Ltd.	3,700	155,891
Tohoku Electric Power Co., Inc.	37,600	309,555
Tokyo Century Corp.(a)	3,900	308,993
Tokyo Gas Co., Ltd.	14,100	325,579
Tokyo Tatemono Co., Ltd.(a)	11,600	158,981
Tokyu Corp.	16,900	209,685
Toray Industries, Inc.	53,100	314,192
Tosoh Corp.	14,300	222,717
TOTO Ltd.	4,400	264,226
Toyo Suisan Kaisha Ltd.	3,600	175,040
Toyo Tire Corp.(a)	5,500	83,529
Toyoda Gosei Co., Ltd.	4,000	116,035
Toyota Boshoku Corp.	6,700	108,698
Toyota Tsusho Corp.	14,900	601,080
Trend Micro, Inc.(a)	7,330	421,717
Tsuruha Holdings, Inc.	900	127,967
USS Co., Ltd.	12,100	244,473
Welcia Holdings Co., Ltd.	3,600	135,813
Yakult Honsha Co., Ltd.	3,100	156,133
Yamada Holdings Co., Ltd.	24,400	129,509
Yamaha Corp.	3,400	199,893
Yamaha Motor Co., Ltd.	12,660	257,994
Yamato Holdings Co., Ltd.	9,100	231,896
Yaskawa Electric Corp.	3,600	178,875
Yokogawa Electric Corp.	8,000	159,155
ZOZO, Inc.	5,400	133,320

Total Japan		39,169,438

Kazakhstan - 0.1%
KAZ Minerals PLC	12,826	115,714

Netherlands - 2.7%
Aalberts N.V.	5,293	236,124
ASM International N.V.	3,398	748,164
ASR Nederland N.V.	17,589	706,965
BE Semiconductor Industries N.V.	4,189	254,120
Euronext N.V.(b)	3,256	359,147
IMCD N.V.	1,281	163,398
Koninklijke KPN N.V.	373,587	1,136,814
Koninklijke Vopak N.V.(a)	8,141	428,220
SBM Offshore N.V.(a)	17,422	331,794

Total Netherlands		4,364,746

Norway - 2.2%
Aker ASA Class A	4,256	278,366
Entra ASA(b)	12,854	291,551
Gjensidige Forsikring ASA	49,048	1,096,454
Kongsberg Gruppen ASA	5,519	113,578
Leroy Seafood Group ASA	33,549	237,297
Orkla ASA	73,672	748,599
Yara International ASA	20,230	841,150

Total Norway		3,606,995

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	14,625	247,301

Singapore - 3.2%
CapitaLand Ltd.	372,100	923,458
City Developments Ltd.	25,200	151,965
Genting Singapore Ltd.	1,212,800	779,995
Jardine Cycle & Carriage Ltd.	38,211	565,221
Keppel Corp., Ltd.	99,800	406,253
NetLink NBN Trust	368,800	269,279
Olam International Ltd.	293,200	339,421
Singapore Exchange Ltd.	90,400	634,746
Singapore Technologies Engineering Ltd.	215,900	624,021
UOL Group Ltd.	38,000	221,677
Venture Corp., Ltd.	17,600	258,610

Total Singapore		5,174,646

Spain - 4.0%
Acciona S.A.(a)	2,018	288,147
ACS Actividades de Construccion y Servicios S.A.(a)	50,674	1,683,359
Bankia S.A.(a)	565,795	1,003,111
Ebro Foods S.A.(a)	10,686	247,638
Enagas S.A.	34,869	766,458
Fomento de Construcciones y Contratas S.A.	18,448	198,634
Grupo Catalana Occidente S.A.	6,841	243,994
Inmobiliaria Colonial Socimi S.A.	28,490	279,743
Red Electrica Corp. S.A.	58,981	1,210,588
Viscofan S.A.	3,516	249,731
Zardoya Otis S.A.	61,039	427,941

Total Spain		6,599,344

Sweden - 4.7%
AddTech AB Class B	8,114	107,692
Avanza Bank Holding AB	6,170	175,050
Axfood AB	18,021	420,871
Beijer Ref AB	4,182	191,671
BillerudKorsnas AB	10,885	192,913
Boliden AB	12,589	446,686
Bravida Holding AB(b)	9,010	120,133
Castellum AB	23,777	604,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2020

Investments	Shares	Value
Elekta AB Class B	11,660	$156,815
Fabege AB	16,227	255,580
Getinge AB Class B	6,176	144,463
Holmen AB Class B	2,266	108,602
Hufvudstaden AB Class A	11,642	193,075
Husqvarna AB Class B	14,777	191,627
ICA Gruppen AB	9,371	468,861
Intrum AB(a)	11,365	300,020
Kinnevik AB Class B	7,113	359,870
Lifco AB Class B	1,917	184,171
Lundin Energy AB	29,161	789,340
Skanska AB Class B	12,709	324,513
SKF AB Class B	11,061	287,416
Sweco AB Class B	6,604	121,424
Tele2 AB Class B	90,532	1,197,165
Wihlborgs Fastigheter AB	11,599	261,850

Total Sweden		7,604,037

Switzerland - 6.0%
Adecco Group AG, Registered Shares	15,130	1,012,603
Allreal Holding AG, Registered Shares	1,451	334,044
ALSO Holding AG, Registered Shares*	594	170,012
Baloise Holding AG, Registered Shares	4,152	739,793
Banque Cantonale Vaudoise, Registered Shares	8,887	968,175
BKW AG	3,294	369,664
Bucher Industries AG, Registered Shares	666	305,594
Cembra Money Bank AG	1,895	229,814
Coca-Cola HBC AG*	19,712	640,490
DKSH Holding AG	3,534	266,065
Galenica AG(b)	4,095	273,324
Julius Baer Group Ltd.	6,940	400,407
OC Oerlikon Corp. AG, Registered Shares	30,209	312,701
PSP Swiss Property AG, Registered Shares	2,539	339,797
SFS Group AG	1,948	231,393
SIG Combibloc Group AG*	11,508	267,407
Stadler Rail AG(a)	5,305	242,580
Sulzer AG, Registered Shares	3,446	362,942
Swiss Prime Site AG, Registered Shares	9,477	931,672
Temenos AG, Registered Shares	1,183	165,482
VAT Group AG(b)	1,871	467,353
Vifor Pharma AG	2,277	358,055
Vontobel Holding AG, Registered Shares	3,843	305,197
VZ Holding AG	1,545	141,400

Total Switzerland		9,835,964

United Kingdom - 11.1%
Admiral Group PLC	38,287	1,520,895
Airtel Africa PLC(b)	335,363	346,569
Ashmore Group PLC(a)	55,976	329,939
Assura PLC	229,575	241,012
Avast PLC(b)	42,070	309,103
AVEVA Group PLC	3,633	159,015
Berkeley Group Holdings PLC	11,709	758,986
Bunzl PLC	17,973	600,201
ConvaTec Group PLC(b)	117,409	319,700
Croda International PLC	5,065	456,681
DCC PLC	4,724	334,368
Dechra Pharmaceuticals PLC	3,150	148,553
Direct Line Insurance Group PLC	181,315	790,636
easyJet PLC	59,024	669,667
Games Workshop Group PLC	1,256	192,292
Grainger PLC	24,040	93,195
Hargreaves Lansdown PLC	31,473	656,085
Hikma Pharmaceuticals PLC	8,861	304,994
HomeServe PLC	12,447	174,398
IMI PLC	23,308	371,179
Johnson Matthey PLC	8,481	281,133
Londonmetric Property PLC	59,941	187,634
Mondi PLC	24,101	566,487
Pearson PLC(a)	49,819	463,353
Pennon Group PLC	30,539	396,580
Persimmon PLC	9,533	360,571
Pets at Home Group PLC	25,115	142,885
Phoenix Group Holdings PLC	83,944	803,919
Quilter PLC(b)	116,680	244,985
Sage Group PLC (The)	77,020	612,744
Schroders PLC	16,185	738,280
Severn Trent PLC	15,926	498,316
Smiths Group PLC	15,517	319,119
Spectris PLC	7,917	304,968
Spirax-Sarco Engineering PLC	1,937	299,067
Standard Life Aberdeen PLC	381,860	1,468,339
Tate & Lyle PLC	53,943	497,285
United Utilities Group PLC	55,189	675,193
WM Morrison Supermarkets PLC	158,453	384,135

Total United Kingdom		18,022,461

TOTAL COMMON STOCKS (Cost: $149,693,755)		162,565,228

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $5,864,142)	5,864,142	5,864,142

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $155,557,897)		168,429,370
Other Assets less Liabilities - (3.3)%		(5,398,020)
NET ASSETS - 100.0%		$163,031,350

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,972,782 and the total market value of the collateral held by the Fund was $12,614,956. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,750,814.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Canadian Imperial Bank of Commerce	1/5/2021	20,567	USD	26,598	AUD	$42	$—
Canadian Imperial Bank of Commerce	1/5/2021	8,212	USD	6,012	GBP	—	(6)

						$42	$(6)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$162,565,228	$—	$—	$162,565,228
Investment of Cash Collateral for Securities Loaned	—	5,864,142	—	5,864,142

Total Investments in Securities	$162,565,228	$5,864,142	$—	$168,429,370

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	42	—	42
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(6)	—	(6)

Total - Net	$162,565,228	$5,864,178	$—	$168,429,406

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.5%

Australia - 7.6%
AGL Energy Ltd.	24,039	$221,669
ASX Ltd.	6,074	337,464
Aurizon Holdings Ltd.	57,616	173,392
AusNet Services	184,767	250,220
BHP Group Ltd.	4,773	156,273
Brambles Ltd.	26,647	217,959
Coca-Cola Amatil Ltd.	18,060	180,192
Coles Group Ltd.	14,584	204,143
Evolution Mining Ltd.	26,230	100,999
Fortescue Metals Group Ltd.	10,485	189,566
Rio Tinto Ltd.	2,791	245,153
Sonic Healthcare Ltd.	8,103	201,024
Telstra Corp., Ltd.	79,347	182,460
Washington H Soul Pattinson & Co., Ltd.	5,933	137,758
Wesfarmers Ltd.	5,838	227,047

Total Australia		3,025,319

Belgium - 0.9%
Etablissements Franz Colruyt N.V.	2,499	148,205
Telenet Group Holding N.V.	5,211	223,667

Total Belgium		371,872

China - 0.9%
BOC Hong Kong Holdings Ltd.	96,500	292,468
WH Group Ltd.(a)	86,500	72,512

Total China		364,980

Denmark - 4.1%
AP Moller - Maersk A/S Class B	79	176,544
Coloplast A/S Class B	1,737	265,425
DSV Panalpina A/S	1,049	175,882
Genmab A/S*	435	176,117
GN Store Nord A/S	2,056	164,656
Novo Nordisk A/S Class B	3,697	259,279
Novozymes A/S Class B	3,738	214,750
Pandora A/S	1,795	200,936

Total Denmark		1,633,589

Finland - 1.2%
Kone Oyj Class B	2,489	202,398
Neste Oyj	970	70,214
Orion Oyj Class B	4,146	190,384

Total Finland		462,996

France - 8.3%
BioMerieux	2,940	415,121
Carrefour S.A.	20,624	354,040
Iliad S.A.	1,638	336,902
Ipsen S.A.	3,567	296,343
La Francaise des Jeux SAEM(a)	7,083	324,210
Sanofi	3,996	384,788
Sartorius Stedim Biotech	1,229	437,890
SEB S.A.	1,922	350,398
Vivendi S.A.	11,929	385,035

Total France		3,284,727

Germany - 5.7%
Brenntag AG	2,953	228,856
Deutsche Post AG, Registered Shares	4,682	232,011
Deutsche Wohnen SE, Bearer Shares	5,000	267,285
Fresenius Medical Care AG & Co. KGaA	3,342	278,877
Knorr-Bremse AG	2,146	293,242
LEG Immobilien AG	1,701	264,445
Siemens Healthineers AG(a)	5,164	265,247
Symrise AG	2,062	273,489
TeamViewer AG*(a)	3,084	165,389

Total Germany		2,268,841

Hong Kong - 5.1%
Bank of East Asia Ltd. (The)	108,200	231,084
CK Asset Holdings Ltd.	23,000	118,058
CLP Holdings Ltd.	15,500	143,329
Henderson Land Development Co., Ltd.	32,000	124,841
Hong Kong Exchanges & Clearing Ltd.	6,100	334,350
Jardine Matheson Holdings Ltd.	2,900	162,400
Jardine Strategic Holdings Ltd.	4,300	106,984
MTR Corp., Ltd.	28,500	159,337
PCCW Ltd.	302,029	181,906
Power Assets Holdings Ltd.	34,500	186,875
Sino Land Co., Ltd.	94,000	122,442
Sun Hung Kai Properties Ltd.	13,000	167,659

Total Hong Kong		2,039,265

Ireland - 0.4%
Smurfit Kappa Group PLC	2,937	136,699

Israel - 0.6%
Check Point Software Technologies Ltd.*	1,787	237,510

Italy - 0.8%
DiaSorin SpA	625	130,078
Recordati Industria Chimica e Farmaceutica SpA	3,197	177,317

Total Italy		307,395

Japan - 28.7%
Air Water, Inc.	6,500	115,463
Ajinomoto Co., Inc.	6,000	135,842
Benesse Holdings, Inc.	6,000	116,984
Calbee, Inc.	4,000	120,490
Chubu Electric Power Co., Inc.	14,400	173,366
Chugai Pharmaceutical Co., Ltd.	3,200	170,561
Chugoku Electric Power Co., Inc. (The)	13,800	161,598
Cosmos Pharmaceutical Corp.	500	80,779
CyberAgent, Inc.	800	55,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2020

Investments	Shares	Value
Daito Trust Construction Co., Ltd.	1,100	$102,707
Eisai Co., Ltd.	700	49,982
FUJIFILM Holdings Corp.	2,700	142,211
Fujitsu Ltd.	1,200	173,238
Hoya Corp.	900	124,393
Iida Group Holdings Co., Ltd.	3,600	72,666
ITOCHU Corp.	6,200	177,992
Itochu Techno-Solutions Corp.	4,900	174,890
Japan Exchange Group, Inc.	10,600	270,839
Japan Tobacco, Inc.	6,900	140,479
Kamigumi Co., Ltd.	7,000	127,667
Kao Corp.	1,600	123,512
KDDI Corp.	5,400	160,360
Kirin Holdings Co., Ltd.	3,800	89,585
Kobe Bussan Co., Ltd.	1,500	46,201
Kurita Water Industries Ltd.	2,000	76,420
Kyushu Electric Power Co., Inc.	19,000	163,417
Lion Corp.	4,100	99,199
Lixil Corp.	4,200	90,879
M3, Inc.	800	75,494
McDonald’s Holdings Co., Japan Ltd.	3,600	174,343
Medipal Holdings Corp.	7,100	133,273
MEIJI Holdings Co., Ltd.	2,200	154,700
Mitsubishi Electric Corp.	9,500	143,266
Mitsubishi Gas Chemical Co., Inc.	4,500	103,254
Miura Co., Ltd.	2,300	128,316
MS&AD Insurance Group Holdings, Inc.	8,800	267,721
Murata Manufacturing Co., Ltd.	1,400	126,379
NEC Corp.	3,400	182,440
Nexon Co., Ltd.	2,000	61,601
NH Foods Ltd.	2,000	87,946
Nintendo Co., Ltd.	400	255,044
Nippon Express Co., Ltd.	1,900	127,532
Nippon Telegraph & Telephone Corp.	6,200	158,866
Nippon Yusen K.K.	3,900	90,734
Nissin Foods Holdings Co., Ltd.	1,600	136,995
Nitori Holdings Co., Ltd.	700	146,583
Nitto Denko Corp.	1,400	125,159
Nomura Holdings, Inc.	43,600	230,152
Nomura Research Institute Ltd.	5,400	193,259
Obic Co., Ltd.	500	100,392
Ono Pharmaceutical Co., Ltd.	5,000	150,516
Oracle Corp.	1,000	130,273
Osaka Gas Co., Ltd.	8,700	177,969
Otsuka Corp.	3,000	158,361
Otsuka Holdings Co., Ltd.	3,100	132,653
Pan Pacific International Holdings Corp.	5,100	117,960
Rinnai Corp.	1,200	139,242
SCSK Corp.	2,400	137,150
Sekisui House Ltd.	7,700	156,618
Seven Bank Ltd.	138,700	292,863
SG Holdings Co., Ltd.	5,900	160,694
Shimamura Co., Ltd.	1,100	115,492
Shionogi & Co., Ltd.	2,100	114,616
SoftBank Corp.	14,100	176,583
Sohgo Security Services Co., Ltd.	2,600	134,728
Sompo Holdings, Inc.	6,100	246,552
Sony Corp.	1,400	139,464
Square Enix Holdings Co., Ltd.	700	42,443
Sundrug Co., Ltd.	2,400	95,772
T&D Holdings, Inc.	16,600	195,672
Taisei Corp.	3,700	127,401
TDK Corp.	600	90,309
TIS, Inc.	6,400	131,044
Toho Gas Co., Ltd.	1,300	85,999
Tohoku Electric Power Co., Inc.	21,700	178,653
Tokyo Electron Ltd.	200	74,386
Tokyo Gas Co., Ltd.	6,900	159,326
Toyo Suisan Kaisha Ltd.	2,500	121,556
Trend Micro, Inc.	2,400	138,079
Unicharm Corp.	2,400	113,718
Welcia Holdings Co., Ltd.	700	26,408
Yakult Honsha Co., Ltd.	1,900	95,695
Yamada Holdings Co., Ltd.	22,200	117,832
Yamato Holdings Co., Ltd.	4,900	124,867
Z Holdings Corp.	6,000	36,287

Total Japan		11,377,442

Netherlands - 3.4%
Koninklijke Ahold Delhaize N.V.	10,298	291,189
Koninklijke DSM N.V.	1,585	273,057
Koninklijke Vopak N.V.	4,413	232,126
QIAGEN N.V.*	4,789	248,739
Wolters Kluwer N.V.	3,536	298,786

Total Netherlands		1,343,897

New Zealand - 1.4%
Fisher & Paykel Healthcare Corp., Ltd.	6,668	158,288
Meridian Energy Ltd.	31,721	169,466
Spark New Zealand Ltd.	66,016	223,398

Total New Zealand		551,152

Norway - 1.5%
Orkla ASA	19,645	199,617
Telenor ASA	12,631	215,239
Yara International ASA	4,687	194,882

Total Norway		609,738

Portugal - 0.5%
Jeronimo Martins, SGPS, S.A.	12,008	203,049

Singapore - 4.0%
CapitaLand Ltd.	84,100	208,715
Genting Singapore Ltd.	266,100	171,139
Jardine Cycle & Carriage Ltd.	10,400	153,838
Singapore Exchange Ltd.	56,500	396,716
Singapore Technologies Engineering Ltd.	80,500	232,671
UOL Group Ltd.	38,500	224,594
Venture Corp., Ltd.	13,300	195,427

Total Singapore		1,583,100

Spain - 0.5%
Endesa S.A.	7,662	209,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2020

Investments	Shares	Value
Sweden - 4.5%
Essity AB Class B	8,865	$285,514
Evolution Gaming Group AB(a)	1,951	198,318
Husqvarna AB Class B	18,375	238,286
ICA Gruppen AB	4,800	240,159
Kinnevik AB Class B	7,313	369,989
Swedish Match AB	3,038	235,936
Telefonaktiebolaget LM Ericsson Class B	17,233	204,885

Total Sweden		1,773,087

Switzerland - 8.9%
Banque Cantonale Vaudoise, Registered Shares	4,815	524,560
Givaudan S.A., Registered Shares	95	400,871
Kuehne + Nagel International AG, Registered Shares	1,897	430,926
Logitech International S.A., Registered Shares	3,482	338,451
Nestle S.A., Registered Shares	3,104	366,110
Roche Holding AG Genusschein	1,106	386,621
Schindler Holding AG, Participation Certificate	1,409	380,324
Sika AG, Registered Shares	1,228	335,913
Swisscom AG, Registered Shares	688	371,339

Total Switzerland		3,535,115

United Kingdom - 11.2%
Admiral Group PLC	13,244	526,099
Auto Trader Group PLC(a)	32,220	262,497
Bunzl PLC	10,745	358,825
GlaxoSmithKline PLC	16,870	309,471
Hikma Pharmaceuticals PLC	9,133	314,356
Imperial Brands PLC	13,630	286,087
J Sainsbury PLC	113,149	348,778
Kingfisher PLC*	62,303	230,286
Pearson PLC	25,887	240,768
Reckitt Benckiser Group PLC	3,547	317,193
Rio Tinto PLC	3,481	260,282
Tesco PLC	103,335	326,861
Unilever PLC	6,394	387,766
WM Morrison Supermarkets PLC	118,875	288,187

Total United Kingdom		4,457,456

United States - 0.3%
James Hardie Industries PLC*	3,550	104,698
TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $35,586,372)		39,881,455
Other Assets less Liabilities - (0.5)%		(182,099)

NET ASSETS - 100.0%		$39,699,356

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/13/2021	234,295	AUD	178,585	USD	$2,227	$—
Bank of America N.A.	1/13/2021	191,365	CHF	216,691	USD	—	(144)
Bank of America N.A.	1/13/2021	397,357	DKK	65,478	USD	—	(149)
Bank of America N.A.	1/13/2021	292,251	EUR	358,319	USD	—	(660)
Bank of America N.A.	1/13/2021	239,919	GBP	326,369	USD	1,614	—
Bank of America N.A.	1/13/2021	43,977	ILS	13,574	USD	125	—
Bank of America N.A.	1/13/2021	332,299	NOK	38,748	USD	63	—
Bank of America N.A.	1/13/2021	45,545	NZD	32,578	USD	216	—
Bank of America N.A.	1/13/2021	890,601	SEK	107,852	USD	606	—
Bank of America N.A.	1/13/2021	129,888	SGD	97,980	USD	298	—
Bank of America N.A.	1/13/2021	2,926,246	USD	2,213,816	GBP	—	(100,171)
Bank of America N.A.	1/13/2021	121,706	USD	395,897	ILS	—	(1,614)
Bank of America N.A.	1/13/2021	347,414	USD	3,065,126	NOK	—	(10,579)
Bank of America N.A.	1/13/2021	292,094	USD	412,388	NZD	—	(4,842)
Bank of America N.A.	1/14/2021	64,889,220	JPY	630,378	USD	—	(1,806)
Citibank N.A.	1/13/2021	13,707	AUD	10,368	USD	210	—
Citibank N.A.	1/13/2021	11,151	CHF	12,581	USD	37	—
Citibank N.A.	1/13/2021	23,137	DKK	3,802	USD	2	—
Citibank N.A.	1/13/2021	17,014	EUR	20,803	USD	19	—
Citibank N.A.	1/13/2021	14,215	GBP	18,948	USD	485	—
Citibank N.A.	1/13/2021	2,562	ILS	788	USD	10	—
Citibank N.A.	1/13/2021	19,525	NOK	2,250	USD	31	—
Citibank N.A.	1/13/2021	2,677	NZD	1,891	USD	36	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2020

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/13/2021	51,763	SEK	6,262	USD	42	—
Citibank N.A.	1/13/2021	7,591	SGD	5,689	USD	54	—
Citibank N.A.	1/13/2021	1,601,204	USD	2,123,858	AUD	—	(37,837)
Citibank N.A.	1/13/2021	587,079	USD	3,604,903	DKK	—	(5,602)
Citibank N.A.	1/14/2021	3,784,534	JPY	36,599	USD	61	—
Citibank N.A.	1/14/2021	5,652,010	USD	587,025,671	JPY	—	(34,420)
Goldman Sachs	1/13/2021	3,212,708	USD	2,650,544	EUR	—	(31,050)
Goldman Sachs	1/13/2021	967,007	USD	8,186,205	SEK	—	(29,918)
Goldman Sachs	1/13/2021	878,494	USD	1,174,714	SGD	—	(10,337)
Morgan Stanley & Co. International	1/13/2021	1,942,865	USD	1,728,474	CHF	—	(13,057)

						$6,136	$(282,186)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$39,881,455	$—	$—	$39,881,455

Total Investments in Securities	$39,881,455	$—	$—	$39,881,455

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	6,136	—	6,136
Liabilities:

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(282,186)	—	(282,186)

Total - Net	$39,881,455	$(276,050)	$—	$39,605,405

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 11.6%
Beach Energy Ltd.	5,473	$7,623
BHP Group Ltd.	268,831	8,801,827
BlueScope Steel Ltd.	13,336	179,882
Brambles Ltd.	78,864	645,068
Breville Group Ltd.	3,782	74,623
Charter Hall Group	25,851	293,434
Codan Ltd.	5,950	51,331
CSL Ltd.	6,977	1,524,586
Domino’s Pizza Enterprises Ltd.	4,625	309,351
Elders Ltd.	6,602	50,231
Evolution Mining Ltd.	82,561	317,904
Goodman Group	51,936	757,845
JB Hi-Fi Ltd.	7,621	285,922
Mineral Resources Ltd.	14,775	426,972
Netwealth Group Ltd.	3,653	44,932
NIB Holdings Ltd.	37,718	173,758
Northern Star Resources Ltd.	11,065	108,351
Regis Resources Ltd.	10,784	31,122
Rio Tinto Ltd.	43,321	3,805,184
St Barbara Ltd.	16,229	29,555
Technology One Ltd.	9,432	59,681

Total Australia		17,979,182

Belgium - 0.1%
Fagron	3,856	89,642
Melexis N.V.	1,170	114,381

Total Belgium		204,023

China - 1.8%
China Overseas Grand Oceans Group Ltd.	455,000	244,111
China Overseas Land & Investment Ltd.	1,109,001	2,411,416
China Tobacco International HK Co., Ltd.(a)	23,000	44,078
CSPC Pharmaceutical Group Ltd.	129,360	132,299

Total China		2,831,904

Denmark - 5.2%
Coloplast A/S Class B	5,762	880,473
DSV Panalpina A/S	1,308	219,308
H. Lundbeck A/S	299	10,262
Novo Nordisk A/S Class B	50,934	3,572,120
Novozymes A/S Class B	6,349	364,753
Orsted A/S(b)	9,344	1,909,964
Royal Unibrew A/S	2,120	246,238
Vestas Wind Systems A/S	3,905	924,015

Total Denmark		8,127,133

Finland - 3.0%
Kone Oyj Class B	22,821	1,855,738
Neste Oyj	30,426	2,202,392
Orion Oyj Class B	5,590	256,692
Valmet Oyj	10,824	309,373

Total Finland		4,624,195

France - 5.9%
BioMerieux	8	1,130
Gaztransport Et Technigaz S.A.	2,761	267,555
Hermes International	1,304	1,403,410
LVMH Moet Hennessy Louis Vuitton SE	11,057	6,911,859
Trigano S.A.	1,034	183,194
Verallia S.A.(b)	10,071	357,965

Total France		9,125,113

Germany - 6.2%
Carl Zeiss Meditec AG, Bearer Shares	892	118,854
CompuGroup Medical SE & Co. KgaA	801	77,033
Dermapharm Holding SE	2,679	186,709
Eckert & Ziegler Strahlen- und Medizintechnik AG	915	50,200
Fuchs Petrolub SE	4,968	230,075
Infineon Technologies AG	32,498	1,248,158
Knorr-Bremse AG	5,393	736,932
Nemetschek SE	1,035	76,489
SAP SE	38,918	5,105,614
Siemens Healthineers AG(b)	26,520	1,362,190
Softwareone Holding AG*	2,003	59,368
STRATEC SE	46	6,912
Symrise AG	2,449	324,818
VERBIO Vereinigte BioEnergie AG	866	32,530

Total Germany		9,615,882

Hong Kong - 1.9%
Hong Kong Exchanges & Clearing Ltd.	40,200	2,203,422
Techtronic Industries Co., Ltd.	49,500	706,062
Vitasoy International Holdings Ltd.(a)	22,000	85,686

Total Hong Kong		2,995,170

Israel - 0.1%
Matrix IT Ltd.	3,762	85,169
Maytronics Ltd.	122	1,834
Strauss Group Ltd.	3,719	111,635

Total Israel		198,638

Italy - 0.9%
Davide Campari-Milano N.V.	1,293	14,776
DiaSorin SpA	904	188,146
Ferrari N.V.	2,588	597,369
Recordati Industria Chimica e Farmaceutica SpA	9,063	502,666
Zignago Vetro SpA	9,039	151,296

Total Italy		1,454,253

Japan - 19.8%
ABC-Mart, Inc.	4,800	266,860
Advantest Corp.	7,200	539,067
Ariake Japan Co., Ltd.	1,700	122,175
Asahi Holdings, Inc.	3,000	106,494
Astellas Pharma, Inc.	46,600	719,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2020

Investments	Shares	Value
Bandai Namco Holdings, Inc.	7,600	$657,055
Bridgestone Corp.(a)	42,800	1,402,830
Capcom Co., Ltd.	1,500	97,341
Chugai Pharmaceutical Co., Ltd.	26,500	1,412,461
Create SD Holdings Co., Ltd.	3,500	131,362
Daikin Industries Ltd.	3,600	799,186
Daiwabo Holdings Co., Ltd.	1,300	115,589
Dip Corp.	4,300	114,658
Disco Corp.	1,400	471,209
Eisai Co., Ltd.	4,900	349,875
en-japan, Inc.	600	17,957
Fancl Corp.	3,600	143,484
Fast Retailing Co., Ltd.	1,400	1,253,891
Hikari Tsushin, Inc.	1,400	327,880
Hoya Corp.	4,100	566,681
Kakaku.com, Inc.	5,900	161,722
Kao Corp.	10,300	795,109
Keyence Corp.	1,500	842,656
Kose Corp.	500	85,234
Kotobuki Spirits Co., Ltd.(a)	1,100	57,107
Kusuri no Aoki Holdings Co., Ltd.	700	60,952
Kyudenko Corp.	7,600	245,126
Milbon Co., Ltd.	2,300	146,361
MINEBEA MITSUMI, Inc.	12,900	255,888
Murata Manufacturing Co., Ltd.	16,500	1,489,467
NGK Spark Plug Co., Ltd.	13,300	227,109
Nihon Unisys Ltd.	5,000	195,651
Nippon Shinyaku Co., Ltd.	2,000	131,144
Nissan Chemical Corp.	5,600	350,390
Nitori Holdings Co., Ltd.	600	125,643
Nomura Research Institute Ltd.	10,800	386,518
Obic Co., Ltd.	1,900	381,491
OKUMA Corp.	2,600	145,305
Olympus Corp.	7,700	168,290
Oracle Corp.	3,800	495,036
Otsuka Corp.	7,000	369,510
Outsourcing, Inc.(a)	1,273	17,028
Pigeon Corp.(a)	3,400	140,123
Pilot Corp.(a)	4,800	134,639
Recruit Holdings Co., Ltd.	19,000	795,186
Ryohin Keikaku Co., Ltd.	4,300	87,670
Sakai Moving Service Co., Ltd.	2,300	116,287
Sanwa Holdings Corp.	15,200	176,962
SCSK Corp.	4,500	257,155
SG Holdings Co., Ltd.	7,000	190,653
Shionogi & Co., Ltd.	4,300	234,689
SoftBank Corp.	499,100	6,250,533
Sony Corp.	11,000	1,095,792
Sundrug Co., Ltd.	4,400	175,582
Sysmex Corp.	3,600	432,370
T-Gaia Corp.	8,000	149,935
TechnoPro Holdings, Inc.	2,000	165,626
Terumo Corp.	6,100	254,765
Tokuyama Corp.	500	11,221
Tokyo Electron Ltd.	5,800	2,157,199
Trend Micro, Inc.(a)	4,900	281,912
Unicharm Corp.	5,400	255,865
USS Co., Ltd.	6,900	139,410
ValueCommerce Co., Ltd.	1,400	43,256
Yamaha Corp.	4,500	264,565
ZOZO, Inc.(a)	6,600	162,946

Total Japan		30,722,591

Netherlands - 3.3%
ASM International N.V.	1,781	392,137
ASML Holding N.V.	6,613	3,216,710
BE Semiconductor Industries N.V.	8,036	487,493
Euronext N.V.(b)	2,947	325,063
IMCD N.V.	96	12,245
Wolters Kluwer N.V.	8,405	710,209

Total Netherlands		5,143,857

Norway - 0.1%
Fjordkraft Holding ASA(b)	8,883	86,839

Portugal - 0.1%
Jeronimo Martins, SGPS, S.A.	12,294	207,885

Singapore - 0.4%
Riverstone Holdings Ltd.	15,200	12,766
Singapore Exchange Ltd.	75,500	530,125

Total Singapore		542,891

Spain - 0.4%
Faes Farma S.A.	57,393	245,079
Grifols S.A.	2,758	80,584
Prosegur Cash S.A.(b)	306,309	299,828

Total Spain		625,491

Sweden - 3.0%
Atlas Copco AB Class A	23,311	1,195,276
Atlas Copco AB Class B	16,214	727,133
Axfood AB	15,622	364,844
Beijer Ref AB	3,013	138,093
BioGaia AB Class B	390	25,501
Elekta AB Class B	10,277	138,215
Epiroc AB Class B	12,352	209,061
EQT AB(a)	11,931	305,664
Essity AB Class B	30,251	974,288
Evolution Gaming Group AB(b)	4,412	448,477
Lagercrantz Group AB Class B	1,990	18,416
Lifco AB Class B	1,365	131,139

Total Sweden		4,676,107

Switzerland - 10.3%
Bucher Industries AG, Registered Shares	477	218,871
Geberit AG, Registered Shares	1,380	865,203
Givaudan S.A., Registered Shares	318	1,341,863
Kardex Holding AG, Registered Shares	623	136,448
Kuehne + Nagel International AG, Registered Shares	5,693	1,293,234
Logitech International S.A., Registered Shares	5,306	515,744
Partners Group Holding AG	1,381	1,624,798
Roche Holding AG, Bearer Shares	6,197	2,173,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2020

Investments	Shares	Value
Roche Holding AG Genusschein	17,450	$6,099,949
Schindler Holding AG, Participation Certificate	1,387	374,386
SFS Group AG	1,454	172,713
Sika AG, Registered Shares	2,249	615,202
STMicroelectronics N.V.	8,360	312,492
Temenos AG, Registered Shares	1,287	180,030

Total Switzerland		15,924,212

United Kingdom - 25.7%
AJ Bell PLC	19,256	114,106
Ashmore Group PLC	25,349	149,414
Ashtead Group PLC	12,040	565,828
Berkeley Group Holdings PLC	13,247	858,680
Bodycote PLC	18,520	188,730
Bunzl PLC	13,301	444,181
CMC Markets PLC(b)	27,683	147,959
Cranswick PLC	3,029	145,745
Croda International PLC	2,924	263,640
FDM Group Holdings PLC	6,005	92,264
Ferrexpo PLC	144,100	556,658
Fevertree Drinks PLC	2,857	98,689
Fresnillo PLC	23,904	369,070
Games Workshop Group PLC	1,073	164,275
Gamma Communications PLC	321	7,218
GlaxoSmithKline PLC	333,073	6,110,044
Hargreaves Lansdown PLC	36,403	758,856
Hilton Food Group PLC	7,635	116,264
HomeServe PLC	16,735	234,478
IMI PLC	20,793	331,128
Intertek Group PLC	5,578	430,651
Linde PLC	17,460	4,550,358
Moneysupermarket.com Group PLC	49,303	175,631
RELX PLC	108,331	2,654,388
Rio Tinto PLC	133,117	9,953,442
Rotork PLC	15,579	67,720
RWS Holdings PLC	10,758	78,822
Smith & Nephew PLC	30,060	620,467
Spirax-Sarco Engineering PLC	1,228	189,599
Spirent Communications PLC	1,832	6,611
Unilever PLC	155,869	9,411,337

Total United Kingdom		39,856,253

TOTAL COMMON STOCKS (Cost: $127,845,945)		154,941,619

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/25/21* (Cost: $11,648)	57,393	11,727

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $927,281)	927,281	927,281

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $128,784,874)		155,880,627
Other Assets less Liabilities - (0.4)%		(675,099)

NET ASSETS - 100.0%		$155,205,528

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,340,153 and the total market value of the collateral held by the Fund was $2,487,837. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,560,556.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank N.A.	1/5/2021	15,232	USD	1,573,090	JPY	$—	$(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$154,941,619	$—	$—	$154,941,619
Rights	—	11,727	—	11,727
Investment of Cash Collateral for Securities Loaned	—	927,281	—	927,281

Total Investments in Securities	$154,941,619	$939,008	$—	$155,880,627

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(4)	—	(4)

Total - Net	$154,941,619	$939,004	$—	$155,880,623

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 13.7%
Accent Group Ltd.	1,787,593	$3,186,406
Adairs Ltd.	449,602	1,144,887
Adbri Ltd.	1,322,538	3,418,798
ARB Corp., Ltd.	89,263	2,121,498
Asaleo Care Ltd.	1,196,624	1,246,556
AUB Group Ltd.	189,628	2,369,026
Aurelia Metals Ltd.	950,673	315,442
Austal Ltd.	615,221	1,267,544
Australian Finance Group Ltd.(a)	738,840	1,499,431
Baby Bunting Group Ltd.	299,915	1,090,033
Bapcor Ltd.	402,166	2,414,379
Beach Energy Ltd.	2,149,101	2,993,329
Beacon Lighting Group Ltd.	497,995	645,587
Bega Cheese Ltd.	259,266	1,022,320
Bell Financial Group Ltd.	1,305,578	1,833,558
Bingo Industries Ltd.(a)	588,987	1,108,960
Bravura Solutions Ltd.(a)	539,502	1,340,508
Brickworks Ltd.	296,731	4,396,273
Capitol Health Ltd.	2,510,012	532,634
Cedar Woods Properties Ltd.	187,352	903,564
Centuria Capital Group	1,169,521	2,373,473
Codan Ltd.	263,174	2,270,415
Collins Foods Ltd.	143,341	1,066,272
Costa Group Holdings Ltd.	407,931	1,284,303
Cromwell Property Group	13,173,553	8,843,876
Dicker Data Ltd.	339,009	2,733,682
Elders Ltd.	213,529	1,624,629
Growthpoint Properties Australia Ltd.	2,878,343	7,751,548
GUD Holdings Ltd.	120,157	1,088,523
GWA Group Ltd.(a)	684,742	1,844,051
Hansen Technologies Ltd.	240,571	692,425
Home Consortium Ltd.	381,017	1,176,047
IGO Ltd.	897,429	4,418,158
Infomedia Ltd.	608,555	906,312
Ingenia Communities Group	572,082	2,171,920
Inghams Group Ltd.	1,074,849	2,587,751
Integral Diagnostics Ltd.	281,308	942,090
Integrated Research Ltd.	297,661	610,976
Invocare Ltd.(a)	126,886	1,121,088
IPH Ltd.	529,329	2,626,377
IRESS Ltd.	506,425	4,146,207
Johns Lyng Group Ltd.	304,325	742,071
Jumbo Interactive Ltd.(a)	120,110	1,303,122
Kogan.com Ltd.	86,133	1,262,826
MACA Ltd.	1,032,420	967,951
Macmahon Holdings Ltd.	5,067,746	1,036,290
McPherson’s Ltd.(a)	504,718	529,673
Metcash Ltd.(a)	2,356,165	6,145,297
Moelis Australia Ltd.	246,618	903,938
Monadelphous Group Ltd.	198,250	2,060,636
Monash IVF Group Ltd.	1,299,158	786,959
Money3 Corp. Ltd.	418,250	939,181
NIB Holdings Ltd.	877,956	4,044,525
Nick Scali Ltd.	269,204	2,004,607
Nickel Mines Ltd.	1,979,831	1,688,149
Nine Entertainment Co. Holdings Ltd.	3,347,025	5,991,939
NRW Holdings Ltd.	741,674	1,671,154
Omni Bridgeway Ltd.	290,664	964,451
Orora Ltd.	2,919,421	6,082,484
Pacific Current Group Ltd.	212,734	1,011,202
Pact Group Holdings Ltd.	327,546	669,790
Peet Ltd.	533,825	492,252
Pendal Group Ltd.	1,109,317	5,589,711
Perenti Global Ltd.	2,625,686	2,775,772
Perpetual Ltd.(a)	165,547	4,440,394
Pinnacle Investment Management Group Ltd.(a)	343,826	1,883,725
Platinum Asset Management Ltd.	2,709,238	8,529,583
Premier Investments Ltd.	241,296	4,377,470
Pro Medicus Ltd.(a)	22,930	604,425
Ramelius Resources Ltd.	698,570	908,302
Redcape Hotel Group	1,605,098	1,139,488
Regis Resources Ltd.	1,084,913	3,131,028
Reliance Worldwide Corp., Ltd.	793,072	2,478,495
Resimac Group Ltd.(a)	585,324	975,597
Sandfire Resources Ltd.	472,915	1,952,349
SeaLink Travel Group Ltd.	198,526	1,024,859
Select Harvests Ltd.	283,857	1,143,380
Service Stream Ltd.(a)	1,070,848	1,491,508
SmartGroup Corp., Ltd.	533,911	2,813,909
St Barbara Ltd.	1,199,375	2,184,175
Steadfast Group Ltd.	1,381,000	4,251,939
Super Retail Group Ltd.	226,988	1,844,386
Tassal Group Ltd.	438,120	1,135,933
Technology One Ltd.(a)	387,985	2,454,987
Viva Energy Group Ltd.(b)	2,377,660	3,504,319

Total Australia		189,065,087

Austria - 1.3%
AT&S Austria Technologie & Systemtechnik AG	41,355	1,320,658
Oesterreichische Post AG(a)	255,660	8,977,727
Schoeller-Bleckmann Oilfield Equipment AG	58,020	2,207,800
UNIQA Insurance Group AG	721,133	5,646,990

Total Austria		18,153,175

Belgium - 2.1%
Barco N.V.	160,672	3,503,238
Bekaert S.A.	66,855	2,221,700
Euronav N.V.	1,803,166	14,561,340
Fagron	27,331	635,376
Intervest Offices & Warehouses N.V.	87,589	2,416,673
Orange Belgium S.A.	130,689	3,485,918
Recticel S.A.	102,541	1,344,974
Xior Student Housing N.V.	18,378	1,104,082

Total Belgium		29,273,301

China - 3.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	1,483,000	1,558,768
China Overseas Grand Oceans Group Ltd.	12,070,900	6,476,130
China Power International Development Ltd.	45,508,800	9,742,851
China South City Holdings Ltd.	19,026,200	2,821,841
China Tobacco International HK Co., Ltd.(a)	413,000	791,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
CITIC Telecom International Holdings Ltd.	6,309,822	$1,985,590
CPMC Holdings Ltd.(a)	5,213,009	2,406,878
Genertec Universal Medical Group Co., Ltd.(b)	5,708,700	4,262,834
Poly Property Group Co., Ltd.	15,575,600	4,559,878
Shanghai Industrial Holdings Ltd.	3,941,000	5,387,594
Shougang Fushan Resources Group Ltd.	14,491,612	3,401,502
Zensun Enterprises Ltd.(a)	43,340,000	2,403,477

Total China		45,798,844

Denmark - 1.6%
Chemometec A/S	38,118	3,621,633
D/S Norden A/S	109,602	1,974,584
NNIT A/S(b)	75,288	1,504,894
Per Aarsleff Holding A/S	47,270	2,397,106
Ringkjoebing Landbobank A/S	42,422	3,863,202
Scandinavian Tobacco Group A/S Class A(b)	550,979	9,428,275

Total Denmark		22,789,694

Finland - 4.7%
Ahlstrom-Munksjo Oyj	297,620	6,591,168
Altia Oyj	82,980	1,013,271
Cargotec Oyj Class B	138,671	5,738,270
Fiskars Oyj Abp	98,332	1,802,305
Kamux Corp.	53,893	896,795
Kemira Oyj	358,649	5,678,395
Lassila & Tikanoja Oyj	82,724	1,524,327
Neles Oyj	1,070,107	14,212,770
Oriola Oyj Class B	418,290	973,441
Raisio Oyj Class V	225,143	878,761
Revenio Group Oyj	21,393	1,316,623
Rovio Entertainment Oyj(a)(b)	125,174	966,418
Sanoma Oyj	209,287	3,518,444
Talenom Oyj	57,661	1,061,794
Terveystalo Oyj(b)	152,727	1,876,166
Tikkurila Oyj	116,670	3,561,652
Tokmanni Group Corp.	88,405	1,756,647
Uponor Oyj	217,656	4,836,244
Verkkokauppa.com Oyj	179,411	1,562,970
YIT Oyj(a)	768,169	4,635,553

Total Finland		64,402,014

France - 2.9%
ABC Arbitrage	181,104	1,608,742
Albioma S.A.	54,519	3,135,216
Chargeurs S.A.	47,886	1,031,200
Derichebourg S.A.	532,135	3,828,431
IPSOS	66,914	2,259,684
Kaufman & Broad S.A.	50,482	2,260,681
Nexity S.A.	302,012	13,103,419
Quadient S.A.	73,718	1,418,809
Societe BIC S.A.	173,434	9,816,610
Vicat S.A.	53,279	2,239,260

Total France		40,702,052

Germany - 3.2%
Bilfinger SE	25,942	820,831
CANCOM SE	34,997	1,942,341
CropEnergies AG	207,138	3,015,980
DIC Asset AG	331,619	5,461,427
Duerr AG	133,874	5,470,971
Eckert & Ziegler Strahlen- und Medizintechnik AG	14,444	792,455
Elmos Semiconductor SE	36,396	1,222,412
GFT Technologies SE	63,196	923,242
GRENKE AG	70,358	3,341,879
Hamborner REIT AG	303,271	3,342,202
Hamburger Hafen und Logistik AG	205,832	4,644,035
Hornbach Baumarkt AG	57,963	2,538,958
Hornbach Holding AG & Co. KGaA	26,763	2,577,100
Krones AG	32,352	2,614,542
MLP SE	186,610	1,232,964
STRATEC SE	7,489	1,125,237
VERBIO Vereinigte BioEnergie AG	64,632	2,427,771
Wuestenrot & Wuerttembergische AG	67,652	1,367,453

Total Germany		44,861,800

Hong Kong - 1.6%
Dah Sing Banking Group Ltd.	1,665,600	1,709,883
Dah Sing Financial Holdings Ltd.	1,272,629	3,586,211
Guotai Junan International Holdings Ltd.	35,162,000	4,716,171
Hutchison Port Holdings Trust	42,909,900	8,496,160
Nissin Foods Co., Ltd.(a)	2,246,000	1,848,047
Sun Hung Kai & Co., Ltd.	3,576,000	1,508,092

Total Hong Kong		21,864,564

Indonesia - 0.2%
Bumitama Agri Ltd.	1,638,700	632,344
First Resources Ltd.	2,130,500	2,063,360

Total Indonesia		2,695,704

Ireland - 0.4%
Hibernia REIT PLC	1,869,446	2,639,614
Irish Continental Group PLC(a)	220,708	1,215,213
Kenmare Resources PLC	133,551	571,405
Total Produce PLC	773,466	1,298,425

Total Ireland		5,724,657

Israel - 4.0%
Altshuler Shaham Provident Funds & Pension Ltd.	484,353	2,535,809
Arad Ltd.	41,602	636,313
Ashtrom Group Ltd.	145,581	2,875,982
Atreyu Capital Markets Ltd.	74,993	1,123,447
AudioCodes Ltd.	17,503	481,839
Big Shopping Centers Ltd.*	24,651	2,741,644
Delek Automotive Systems Ltd.	236,780	2,224,145
Delta Galil Industries Ltd.	37,404	947,798
Elco Ltd.	32,060	1,624,568
Electra Consumer Products 1970 Ltd.	160,077	5,553,936
FIBI Holdings Ltd.	104,288	3,163,589
Formula Systems 1985 Ltd.	14,185	1,225,968
Fox Wizel Ltd.	17,947	1,802,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
Freshmarket Ltd.	304,171	$1,170,909
Hilan Ltd.	11,492	545,466
Inrom Construction Industries Ltd.	214,967	1,047,787
Isracard Ltd.	499,621	1,688,329
Israel Canada T.R Ltd.	354,807	1,055,315
Israel Land Development - Urban Renewal Ltd.	86,440	807,649
Magic Software Enterprises Ltd.	68,065	1,076,685
Matrix IT Ltd.	105,064	2,378,567
Maytronics Ltd.	111,250	1,672,846
Mega Or Holdings Ltd.	46,023	1,401,847
Mehadrin Ltd.*	1	38
Menora Mivtachim Holdings Ltd.*	73,957	1,385,484
Mivne Real Estate KD Ltd.	808,568	2,085,132
Oil Refineries Ltd.*	17,870,311	4,051,821
OPC Energy Ltd.*	348,694	3,631,596
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	29,731	2,083,429
Shufersal Ltd.	195,518	1,510,168
YD More Investments Ltd.	264,720	979,467

Total Israel		55,509,651

Italy - 3.2%
Anima Holding SpA(b)	1,458,577	6,927,979
Ascopiave SpA	324,729	1,444,266
Carel Industries SpA(b)	48,751	1,144,073
Cementir Holding N.V.	152,336	1,239,498
Danieli & C. Officine Meccaniche SpA(a)	33,658	592,201
Danieli & C. Officine Meccaniche SpA RSP	54,008	634,382
Datalogic SpA(a)	120,088	2,057,071
Enav SpA(b)	2,323,905	10,230,603
Falck Renewables SpA	274,323	2,211,920
Fiera Milano SpA(a)	356,447	1,238,611
Immobiliare Grande Distribuzione SIIQ SpA	671,720	2,958,779
La Doria SpA	39,996	669,460
Piaggio & C. SpA	1,195,065	3,942,150
RAI Way SpA(b)	769,046	5,137,675
SOL SpA	137,552	2,356,224
Zignago Vetro SpA	92,611	1,550,138

Total Italy		44,335,030

Japan - 25.4%
77 Bank Ltd. (The)	52,400	712,573
Adastria Co., Ltd.	24,500	490,736
ADEKA Corp.	4,801	83,748
Aeon Delight Co., Ltd.	30,100	783,075
AEON Financial Service Co., Ltd.	191,000	2,286,561
Ai Holdings Corp.	35,400	711,463
Aica Kogyo Co., Ltd.	40,000	1,381,181
Aichi Bank Ltd. (The)	15,900	452,460
Airport Facilities Co., Ltd.	85,500	394,189
Akita Bank Ltd. (The)	33,800	448,506
Alinco, Inc.	53,200	486,424
Altech Corp.(a)	36,200	735,606
Amano Corp.	48,000	1,147,407
Anest Iwata Corp.	48,700	499,052
Aoyama Zaisan Networks Co., Ltd.(a)	24,900	387,325
Arakawa Chemical Industries Ltd.	35,200	403,328
Arata Corp.	8,500	403,409
Arcs Co., Ltd.	33,300	747,956
Ariake Japan Co., Ltd.	9,500	682,745
ARTERIA Networks Corp.	57,700	835,503
Aruhi Corp.(a)	22,300	390,728
Asahi Holdings, Inc.	47,900	1,700,358
Asahi Yukizai Corp.	37,500	548,816
Asante, Inc.	24,700	357,420
Asanuma Corp.(a)	16,900	651,479
Asia Pile Holdings Corp.	99,400	456,348
ASKUL Corp.	16,200	604,097
Autobacs Seven Co., Ltd.	85,703	1,184,543
Avex, Inc.	64,900	719,121
Axial Retailing, Inc.	16,400	797,404
Bando Chemical Industries Ltd.	73,700	459,710
Bank of Iwate Ltd. (The)	17,500	340,016
Bank of Saga Ltd. (The)	44,300	564,236
Bank of the Ryukyus Ltd.	55,800	412,373
Baroque Japan Ltd.(a)	76,400	492,832
BayCurrent Consulting, Inc.	3,100	543,164
Belc Co., Ltd.	10,600	640,651
Bell System24 Holdings, Inc.	46,200	723,574
Belluna Co., Ltd.	44,300	486,573
BeNEXT Group, Inc.(a)	44,800	554,115
Bic Camera, Inc.	69,500	770,764
Broadleaf Co., Ltd.(a)	76,500	505,332
Bunka Shutter Co., Ltd.	89,800	846,292
C.I. Takiron Corp.	177,200	1,184,251
Canon Electronics, Inc.	49,400	717,232
Central Glass Co., Ltd.	37,200	809,252
Chiyoda Co., Ltd.	71,100	630,118
Chori Co., Ltd.	27,500	417,115
Chugoku Bank Ltd. (The)	100,000	801,007
Chugoku Marine Paints Ltd.	79,600	801,050
COLOPL, Inc.(a)	47,300	468,213
Computer Engineering & Consulting Ltd.	23,500	344,835
CONEXIO Corp.	70,500	975,781
Cosmo Energy Holdings Co., Ltd.	88,800	1,579,985
Create SD Holdings Co., Ltd.	28,100	1,054,652
Credit Saison Co., Ltd.	135,700	1,558,818
Dai-Dan Co., Ltd.	28,100	809,972
Daibiru Corp.	57,100	722,288
Daicel Corp.	288,700	2,105,585
Daido Metal Co., Ltd.	98,800	489,000
Daido Steel Co., Ltd.	19,691	821,054
Daihen Corp.	19,100	928,684
Daiken Corp.	29,200	495,505
Daiki Aluminium Industry Co., Ltd.	75,600	572,611
Daikyonishikawa Corp.	97,700	788,262
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,400	452,657
Daio Paper Corp.	53,000	1,028,737
Daiseki Co., Ltd.	26,100	764,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
Daishi Hokuetsu Financial Group, Inc.	57,040	$1,226,488
Daiwabo Holdings Co., Ltd.	14,300	1,271,480
DCM Holdings Co., Ltd.	99,600	1,137,376
Dexerials Corp.	66,900	874,116
DIC Corp.(a)	69,300	1,747,854
Digital Garage, Inc.	10,700	440,975
DMG Mori Co., Ltd.(a)	71,800	1,091,135
Doshisha Co., Ltd.	36,900	695,862
Dowa Holdings Co., Ltd.	34,700	1,255,310
DTS Corp.	31,800	654,819
Earth Corp.(a)	11,800	665,175
EDION Corp.	98,200	996,790
Ehime Bank Ltd. (The)	31,100	299,418
Eizo Corp.	16,600	585,249
Elecom Co., Ltd.	18,900	975,708
Elematec Corp.	25,700	252,158
en-japan, Inc.	34,100	1,020,572
ES-Con Japan Ltd.(a)	66,500	525,585
Exedy Corp.	52,870	648,809
FCC Co., Ltd.	32,900	568,170
FIDEA Holdings Co., Ltd.	425,700	437,059
FJ Next Co., Ltd.(a)	57,100	545,311
France Bed Holdings Co., Ltd.	53,600	467,757
Fujibo Holdings, Inc.	12,900	481,040
Fujimi, Inc.	26,341	998,838
Fujitec Co., Ltd.	60,200	1,298,517
FULLCAST Holdings Co., Ltd.(a)	27,900	433,451
Funai Soken Holdings, Inc.(a)	25,300	617,766
Furukawa Co., Ltd.	61,100	724,950
Furukawa Electric Co., Ltd.	45,000	1,212,553
Furyu Corp.	29,300	323,806
Fuso Chemical Co., Ltd.	18,400	662,076
Future Corp.(a)	25,200	430,556
Fuyo General Lease Co., Ltd.	20,000	1,321,129
G-7 Holdings, Inc.	21,700	490,559
G-Tekt Corp.	48,400	704,588
Gecoss Corp.	63,800	593,230
Giken Ltd.	18,200	751,833
Glory Ltd.	44,677	900,507
GMO Financial Holdings, Inc.	168,700	1,165,026
Godo Steel Ltd.	42,800	804,638
Goldcrest Co., Ltd.	53,700	835,836
GS Yuasa Corp.	51,100	1,467,000
GungHo Online Entertainment, Inc.(a)	22,200	496,272
Gunma Bank Ltd. (The)	344,500	1,061,078
H.U. Group Holdings, Inc.(a)	35,900	966,304
Hachijuni Bank Ltd. (The)	367,900	1,222,235
Hakuto Co., Ltd.	40,000	416,098
Hazama Ando Corp.	180,600	1,259,451
Heiwa Corp.	94,219	1,298,597
Heiwa Real Estate Co., Ltd.	27,400	989,898
Hiday Hidaka Corp.(a)	28,600	480,337
Hinokiya Group Co., Ltd.(a)	26,000	544,956
Hitachi Zosen Corp.	188,700	1,041,784
Hokkan Holdings Ltd.	30,200	409,804
Hokkoku Bank Ltd. (The)	15,400	390,649
Hokuetsu Corp.	196,300	779,534
Hokuetsu Industries Co., Ltd.	37,400	379,995
Hokuhoku Financial Group, Inc.	107,400	1,018,399
Hokuriku Electric Power Co.	130,200	847,444
Hokuto Corp.	35,600	719,620
Horiba Ltd.	20,300	1,189,549
Ichibanya Co., Ltd.(a)	16,300	813,066
Ichigo, Inc.	279,200	838,317
Ichinen Holdings Co., Ltd.(a)	33,000	404,330
Iino Kaiun Kaisha Ltd.	176,100	731,725
Inaba Denki Sangyo Co., Ltd.	51,100	1,250,216
Inabata & Co., Ltd.	67,600	944,154
Ines Corp.	31,200	421,863
Infocom Corp.	15,600	512,219
Information Services International-Dentsu Ltd.	28,200	853,552
Internet Initiative Japan, Inc.	26,600	523,524
IR Japan Holdings Ltd.	3,800	606,557
Iriso Electronics Co., Ltd.	10,500	453,581
Iseki & Co., Ltd.(a)	26,500	354,976
Itfor, Inc.	49,100	445,131
Itochu Enex Co., Ltd.	172,501	1,695,855
Itoham Yonekyu Holdings, Inc.	225,500	1,469,916
IwaiCosmo Holdings, Inc.	59,700	758,068
Iwatani Corp.	23,600	1,453,785
JAC Recruitment Co., Ltd.(a)	61,300	1,123,344
Jaccs Co., Ltd.	41,200	729,465
Japan Aviation Electronics Industry Ltd.	42,600	651,512
Japan Lifeline Co., Ltd.	46,600	734,352
Japan Material Co., Ltd.	39,700	543,714
Japan Steel Works Ltd. (The)	26,000	774,372
Japan Wool Textile Co., Ltd. (The)(a)	83,900	811,005
JBCC Holdings, Inc.(a)	28,800	405,312
JDC Corp.	123,400	678,882
Jeol Ltd.	14,000	659,693
JM Holdings Co., Ltd.(a)	20,300	451,635
Joyful Honda Co., Ltd.(a)	60,200	862,957
Juki Corp.(a)	87,000	444,922
Juroku Bank Ltd. (The)	37,500	681,752
Kadokawa Corp.	22,600	819,769
Kaken Pharmaceutical Co., Ltd.	49,500	1,910,577
Kamei Corp.	42,000	465,785
Kandenko Co., Ltd.	229,200	1,938,027
Kaneka Corp.	47,700	1,667,848
Kanematsu Corp.	121,200	1,509,644
Kanematsu Electronics Ltd.	29,300	1,177,733
Katitas Co., Ltd.	23,100	743,934
Kato Sangyo Co., Ltd.	25,700	869,984
Keihanshin Building Co., Ltd.	32,400	584,013
Keiyo Bank Ltd. (The)	142,300	574,741
Kenedix, Inc.(a)	156,800	1,136,001
KFC Holdings Japan Ltd.	17,100	487,270
KH Neochem Co., Ltd.(a)	22,000	581,936
King Jim Co., Ltd.(a)	44,600	365,457
Kintetsu World Express, Inc.	31,300	742,142
Kiyo Bank Ltd. (The)	37,500	535,740
Kohnan Shoji Co., Ltd.	19,400	604,107
Kokuyo Co., Ltd.(a)	79,400	1,074,355
KOMEDA Holdings Co., Ltd.	33,600	606,945
Komeri Co., Ltd.	23,600	666,547
Kondotec, Inc.	46,300	507,195
Kotobuki Spirits Co., Ltd.(a)	7,400	384,174
Krosaki Harima Corp.	18,000	687,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
Kumagai Gumi Co., Ltd.	48,300	$1,215,394
Kurabo Industries Ltd.	22,695	399,407
Kureha Corp.	19,700	1,387,176
Kyoei Steel Ltd.	58,000	803,332
KYORIN Holdings, Inc.	77,390	1,454,927
Kyoritsu Maintenance Co., Ltd.	12,100	450,036
Kyosan Electric Manufacturing Co., Ltd.	103,300	422,225
Kyudenko Corp.	49,100	1,583,641
Kyushu Financial Group, Inc.	226,200	926,753
Life Corp.	20,000	690,590
Lintec Corp.	80,330	1,772,403
Macnica Fuji Electronics Holdings, Inc.	56,600	1,110,126
Maeda Road Construction Co., Ltd.(a)	99,700	1,670,599
Mandom Corp.	39,900	656,208
Maruichi Steel Tube Ltd.	58,500	1,294,145
Maruzen Showa Unyu Co., Ltd.	19,500	657,272
Marvelous, Inc.	67,300	576,885
Matsuda Sangyo Co., Ltd.	28,800	498,480
Matsui Securities Co., Ltd.	208,940	1,639,221
Maxvalu Tokai Co., Ltd.	27,100	682,979
MCJ Co., Ltd.	88,100	945,468
Megmilk Snow Brand Co., Ltd.	29,800	637,015
Meiko Network Japan Co., Ltd.	64,200	343,246
Meisei Industrial Co., Ltd.	64,200	486,887
Meitec Corp.	32,100	1,666,483
METAWATER Co., Ltd.	33,900	762,418
Milbon Co., Ltd.	11,200	712,712
Mimasu Semiconductor Industry Co., Ltd.	19,500	487,665
Mirait Holdings Corp.	68,000	1,164,453
Mitsubishi Logisnext Co., Ltd.	40,300	462,155
Mitsubishi Pencil Co., Ltd.(a)	43,000	573,083
Mitsubishi Research Institute, Inc.	17,400	720,471
Mitsubishi Shokuhin Co., Ltd.	27,400	759,541
Mitsui Mining & Smelting Co., Ltd.	28,864	1,058,165
Mitsui OSK Lines Ltd.	46,000	1,403,458
Miyazaki Bank Ltd. (The)	20,900	446,158
Mizuho Leasing Co., Ltd.	31,600	950,341
Mizuno Corp.	26,700	519,802
Mochida Pharmaceutical Co., Ltd.	20,900	794,542
Morinaga & Co., Ltd.	23,300	875,626
Moriroku Holdings Co., Ltd.	23,300	493,781
Morita Holdings Corp.	37,700	640,475
Morningstar Japan K.K.	128,360	570,655
Musashino Bank Ltd. (The)(a)	45,245	655,153
NAC Co., Ltd.(a)	42,700	385,456
Nachi-Fujikoshi Corp.	17,500	725,459
Nafco Co., Ltd.	20,600	401,046
Nagaileben Co., Ltd.	22,000	628,815
Nagase & Co., Ltd.	128,500	1,874,386
Nakabayashi Co., Ltd.(a)	68,100	416,205
Nakanishi, Inc.	34,700	761,252
Nanto Bank Ltd. (The)	36,300	612,471
Nichias Corp.	68,400	1,624,454
Nichiden Corp.(a)	20,000	433,532
Nihon Nohyaku Co., Ltd.	101,500	495,482
Nihon Parkerizing Co., Ltd.	81,601	844,898
Nikko Co., Ltd.	77,700	540,352
Nikkon Holdings Co., Ltd.	55,200	1,105,123
Nippn Corp.	44,100	688,121
Nippon Air Conditioning Services Co., Ltd.(a)	69,300	506,099
Nippon Carbon Co., Ltd.(a)	16,300	622,824
Nippon Gas Co., Ltd.	20,800	1,114,088
Nippon Kayaku Co., Ltd.	117,699	1,089,837
Nippon Paper Industries Co., Ltd.	89,938	1,040,108
Nippon Shokubai Co., Ltd.	24,100	1,349,199
Nippon Soda Co., Ltd.	29,100	863,882
Nippon Steel Trading Corp.	29,073	1,051,747
Nippon Suisan Kaisha Ltd.	158,700	654,813
Nishi-Nippon Financial Holdings, Inc.(a)	154,900	988,707
Nishi-Nippon Railroad Co., Ltd.	22,700	669,490
Nissan Shatai Co., Ltd.	57,300	475,072
Nissha Co., Ltd.(a)	39,500	573,113
Nisshin Oillio Group Ltd. (The)	24,300	714,325
Nisshinbo Holdings, Inc.(a)	160,392	1,168,238
Nissin Corp.	28,100	331,229
Nissin Electric Co., Ltd.	81,200	960,291
Nitto Boseki Co., Ltd.	11,200	493,583
Nitto Kogyo Corp.	46,000	910,243
Noevir Holdings Co., Ltd.(a)	31,400	1,389,878
Nohmi Bosai Ltd.	32,900	716,984
Nojima Corp.	21,200	580,898
NOK Corp.	74,800	803,460
Nomura Co., Ltd.	137,700	1,136,330
Noritake Co., Ltd.	17,500	507,482
North Pacific Bank Ltd.	404,300	853,672
NS United Kaiun Kaisha Ltd.	36,700	495,874
NSD Co., Ltd.	51,800	1,115,824
Ogaki Kyoritsu Bank Ltd. (The)	29,000	588,736
Ohsho Food Service Corp.	12,600	706,610
Oita Bank Ltd. (The)	19,600	386,324
Okabe Co., Ltd.(a)	66,400	497,783
Okamura Corp.	105,900	946,735
Oki Electric Industry Co., Ltd.	100,700	888,544
Okinawa Cellular Telephone Co.	33,200	1,430,965
Okinawa Electric Power Co., Inc. (The)	68,400	918,228
OKUMA Corp.	13,600	760,056
Okumura Corp.	52,500	1,297,181
Onoken Co., Ltd.	52,400	635,428
Onward Holdings Co., Ltd.	422,300	846,686
Optorun Co., Ltd.(a)	28,000	571,960
Organo Corp.	9,600	569,984
Orient Corp.	938,600	1,054,556
Osaka Soda Co., Ltd.	28,100	740,842
OSG Corp.	54,300	1,036,615
Outsourcing, Inc.	61,100	817,271
Pack Corp. (The)	15,500	424,413
PAL GROUP Holdings Co., Ltd.	55,900	661,087
Paramount Bed Holdings Co., Ltd.	18,200	829,396
Penta-Ocean Construction Co., Ltd.	308,300	2,648,672
Pilot Corp.(a)	20,400	572,216
Pressance Corp.(a)	29,600	509,173
Prima Meat Packers Ltd.	34,800	1,102,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
PS Mitsubishi Construction Co., Ltd.	73,100	$431,895
Quick Co., Ltd.	37,600	384,212
Raito Kogyo Co., Ltd.	56,700	996,211
Raiznext Corp.	78,200	928,599
Raysum Co., Ltd.	60,500	553,756
Relia, Inc.	76,300	945,205
Rengo Co., Ltd.	222,600	1,862,816
Resorttrust, Inc.	47,200	673,861
Restar Holdings Corp.	40,200	864,780
Ricoh Leasing Co., Ltd.	24,100	716,616
Riken Corp.	18,400	379,424
Riken Keiki Co., Ltd.	19,700	585,781
Riken Technos Corp.	87,100	380,475
Riken Vitamin Co., Ltd.	32,600	429,741
Ryoden Corp.	39,200	588,503
Saibu Gas Co., Ltd.	24,400	734,990
Sakai Chemical Industry Co., Ltd.	18,800	358,537
SAMTY Co., Ltd.	43,200	751,068
San ju San Financial Group, Inc.	44,500	543,077
San-Ai Oil Co., Ltd.	47,900	518,227
San-In Godo Bank Ltd. (The)	133,487	636,114
Sangetsu Corp.	60,000	901,351
Sanki Engineering Co., Ltd.	165,900	1,949,118
Sankyo Co., Ltd.	76,500	2,067,267
Sanshin Electronics Co., Ltd.	32,500	650,976
Sanwa Holdings Corp.	200,400	2,333,099
Sanyo Chemical Industries Ltd.	23,600	1,259,490
Sanyo Trading Co., Ltd.	45,800	436,507
Sapporo Holdings Ltd.(a)	48,800	941,070
Sawai Pharmaceutical Co., Ltd.	34,000	1,541,188
SBS Holdings, Inc.	19,600	495,861
Seikitokyu Kogyo Co., Ltd.	94,200	764,585
Seiko Holdings Corp.	56,000	715,424
Seiren Co., Ltd.(a)	32,200	486,844
Sekisui Kasei Co., Ltd.	73,100	375,253
Senko Group Holdings Co., Ltd.	131,100	1,277,414
Shibaura Machine Co., Ltd.	39,000	890,339
Shikoku Bank Ltd. (The)	65,500	431,401
Shikoku Electric Power Co., Inc.	181,000	1,178,091
Shin Nippon Air Technologies Co., Ltd.	25,300	549,888
Shinagawa Refractories Co., Ltd.	23,500	570,173
Shinmaywa Industries Ltd.	85,800	734,633
Shinnihon Corp.	45,300	363,734
Shinoken Group Co., Ltd.	66,300	714,726
Shinwa Co., Ltd.	28,500	591,283
Shoei Co., Ltd.	17,600	706,591
Showa Sangyo Co., Ltd.	25,100	740,273
Siix Corp.(a)	34,700	518,593
Sinfonia Technology Co., Ltd.	35,700	484,437
SKY Perfect JSAT Holdings, Inc.	253,400	1,246,813
Solasto Corp.	38,600	597,441
SRA Holdings	30,300	769,789
Star Micronics Co., Ltd.(a)	50,400	807,415
Starts Corp., Inc.	43,100	1,196,422
Sumitomo Bakelite Co., Ltd.	22,800	783,960
Sumitomo Densetsu Co., Ltd.	37,100	943,266
Sumitomo Mitsui Construction Co., Ltd.	225,700	935,635
Sumitomo Osaka Cement Co., Ltd.	33,500	978,280
Sumitomo Riko Co., Ltd.	93,700	551,790
Sumitomo Rubber Industries Ltd.(a)	173,000	1,486,280
Systena Corp.	40,300	844,292
T-Gaia Corp.	45,800	858,376
Taikisha Ltd.	42,200	1,106,858
Taiyo Holdings Co., Ltd.	21,500	1,272,362
Takamatsu Construction Group Co., Ltd.	40,800	808,136
Takamiya Co., Ltd.	77,300	393,819
Takaoka Toko Co., Ltd.	37,700	602,499
Takara Holdings, Inc.	83,500	1,042,486
Takara Standard Co., Ltd.	48,700	715,559
Takasago International Corp.	19,800	455,278
Takasago Thermal Engineering Co., Ltd.	69,801	1,058,052
Takashimaya Co., Ltd.(a)	110,600	948,046
Takeuchi Manufacturing Co., Ltd.	24,800	583,939
Takuma Co., Ltd.	43,700	780,077
Tama Home Co., Ltd.	35,300	503,284
Tanseisha Co., Ltd.	83,300	660,785
Tayca Corp.	30,800	450,761
TechnoPro Holdings, Inc.	17,400	1,440,941
Teikoku Electric Manufacturing Co., Ltd.	44,700	522,139
Tekken Corp.	23,400	414,761
TKC Corp.	16,900	1,266,948
Toa Corp.	49,400	407,181
Tobishima Corp.	47,800	500,015
Toho Holdings Co., Ltd.	31,200	547,877
Tokai Carbon Co., Ltd.(a)	143,000	1,786,721
TOKAI Holdings Corp.	112,400	1,116,978
Tokai Rika Co., Ltd.	70,422	1,190,241
Tokai Tokyo Financial Holdings, Inc.	228,400	674,725
Tokuyama Corp.	39,500	886,450
Tokyo Electron Device Ltd.(a)	13,700	419,977
Tokyo Energy & Systems, Inc.	54,600	479,657
Tokyo Individualized Educational Institute, Inc.	85,500	505,158
Tokyo Kiraboshi Financial Group, Inc.(a)	43,900	470,274
Tokyo Ohka Kogyo Co., Ltd.(a)	18,600	1,306,117
Tokyo Seimitsu Co., Ltd.	20,500	963,001
Tokyo Steel Manufacturing Co., Ltd.(a)	112,600	728,527
Tokyotokeiba Co., Ltd.(a)	11,100	503,153
Tokyu Construction Co., Ltd.	180,600	865,872
Tomoku Co., Ltd.	28,200	466,791
Tomy Co., Ltd.	57,000	502,397
Toppan Forms Co., Ltd.	68,300	699,241
Tosei Corp.	53,600	613,639
Totetsu Kogyo Co., Ltd.	41,900	1,107,512
Towa Bank Ltd. (The)	73,300	447,986
Toyo Ink SC Holdings Co., Ltd.	62,100	1,186,724
Toyo Seikan Group Holdings Ltd.	66,000	720,442
Toyobo Co., Ltd.	54,200	724,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
TPR Co., Ltd.	40,400	$554,084
Transcosmos, Inc.	15,800	398,654
TS Tech Co., Ltd.	39,600	1,223,536
Tsubakimoto Chain Co.	35,300	925,537
Tsumura & Co.	48,701	1,462,280
Tsuzuki Denki Co., Ltd.	27,300	432,326
Ube Industries Ltd.	104,400	1,892,942
Ulvac, Inc.	20,600	880,905
Valor Holdings Co., Ltd.	39,200	1,003,493
ValueCommerce Co., Ltd.	14,500	448,012
Vertex Corp.(a)	23,500	409,250
VT Holdings Co., Ltd.	162,200	669,255
Wacoal Holdings Corp.	32,868	660,894
Wacom Co., Ltd.	60,700	508,552
Wakachiku Construction Co., Ltd.(a)	31,900	362,426
Weathernews, Inc.	9,400	506,213
West Holdings Corp.	15,270	701,788
WIN-Partners Co., Ltd.(a)	39,700	474,500
World Co., Ltd.	34,300	416,271
Wowow, Inc.	28,700	788,072
Xebio Holdings Co., Ltd.	73,300	584,299
Yahagi Construction Co., Ltd.	74,600	640,182
Yamagata Bank Ltd. (The)(a)	27,100	269,569
Yamaguchi Financial Group, Inc.	193,400	1,088,337
Yamaichi Electronics Co., Ltd.	32,800	492,421
Yamanashi Chuo Bank Ltd. (The)	53,000	395,273
Yamazen Corp.	56,100	561,299
Yellow Hat Ltd.	38,000	617,599
Yokogawa Bridge Holdings Corp.	37,000	781,965
Yokohama Rubber Co., Ltd. (The)(a)	142,800	2,121,703
Yondoshi Holdings, Inc.	29,300	566,163
Yuasa Trading Co., Ltd.	31,048	996,892
Yumeshin Holdings Co., Ltd.(a)	100,700	679,819
Yurtec Corp.	80,600	650,296
Yushin Precision Equipment Co., Ltd.	49,500	457,867
Zenrin Co., Ltd.	41,300	504,424
ZERIA Pharmaceutical Co., Ltd.	40,100	738,342
Zojirushi Corp.	23,800	425,078

Total Japan		352,232,264

Malaysia - 0.1%
Wing Tai Holdings Ltd.	719,700	1,061,866

Netherlands - 1.0%
ForFarmers N.V.	379,218	2,477,718
TKH Group N.V. CVA	144,199	6,976,227
Van Lanschot Kempen N.V.(a)	158,772	4,079,575

Total Netherlands		13,533,520

Norway - 3.6%
ABG Sundal Collier Holding ASA	1,586,999	1,182,564
AF Gruppen ASA(a)	53,014	1,087,283
Atea ASA*	207,197	2,933,009
Austevoll Seafood ASA	460,967	4,721,682
Bonheur ASA	55,561	1,570,409
Borregaard ASA	166,154	2,751,784
Elkem ASA(b)	1,116,482	3,700,764
Europris ASA(b)	627,955	3,747,803
Fjordkraft Holding ASA(b)	373,951	3,655,674
Kid ASA(b)	112,225	1,250,447
Norway Royal Salmon ASA	36,064	903,922
Selvaag Bolig ASA	228,848	1,547,580
SpareBank 1 Nord Norge	392,774	3,422,227
Sparebank 1 Oestlandet	99,321	1,134,507
SpareBank 1 SMN	468,111	5,336,125
Sparebanken Vest	169,860	1,436,339
TGS NOPEC Geophysical Co. ASA	607,968	9,422,778

Total Norway		49,804,897

Portugal - 1.5%
Altri, SGPS, S.A.(a)	944,357	5,962,214
Corticeira Amorim, SGPS, S.A.	135,337	1,920,862
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,557,821	4,507,860
Semapa-Sociedade de Investimento e Gestao	120,157	1,323,163
Sonae, SGPS, S.A.	8,208,213	6,643,549

Total Portugal		20,357,648

Singapore - 3.6%
AEM Holdings Ltd.(a)	586,200	1,530,201
Best World International Ltd.†(a)	786,000	571,517
China Aviation Oil Singapore Corp., Ltd.	1,524,600	1,222,772
CSE Global Ltd.	2,621,900	932,390
Frencken Group Ltd.	1,278,800	1,277,203
Hi-P International Ltd.	1,182,700	1,798,681
iFAST Corp., Ltd.	215,200	488,480
Japfa Ltd.	2,047,400	1,432,940
Keppel Infrastructure Trust	18,839,082	7,768,547
Manulife US Real Estate Investment Trust	7,087,000	5,279,815
Oxley Holdings Ltd.	4,826,843	785,209
Raffles Medical Group Ltd.	3,426,400	2,579,554
Riverstone Holdings Ltd.(a)	1,185,000	995,233
Sembcorp Industries Ltd.	1,951,400	2,524,794
Sheng Siong Group Ltd.	4,286,700	5,027,341
Singapore Post Ltd.(a)	4,232,000	2,257,451
StarHub Ltd.	4,854,700	4,811,907
UMS Holdings Ltd.	2,564,959	2,095,983
Yanlord Land Group Ltd.	8,338,200	7,066,004

Total Singapore		50,446,022

Spain - 3.1%
Almirall S.A.(a)	240,694	3,215,952
Cia de Distribucion Integral Logista Holdings S.A.	438,596	8,511,175
Cie Automotive S.A.(a)	356,694	9,627,710
ContourGlobal PLC(b)	855,613	2,514,596
Ercros S.A.	232,486	613,008
Euskaltel S.A.(b)	391,397	4,190,320
Faes Farma S.A.	902,227	3,852,680
Global Dominion Access S.A.*(b)	243,736	1,121,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
Grupo Empresarial San Jose S.A.	122,756	$673,639
Miquel y Costas & Miquel S.A.	88,025	1,585,388
Pharma Mar S.A.(a)	7,473	649,195
Prosegur Cash S.A.(b)	4,449,275	4,355,128
Prosegur Cia de Seguridad S.A.	636,236	1,897,901

Total Spain		42,808,011

Sweden - 3.2%
AcadeMedia AB(a)(b)	168,341	1,742,332
Akelius Residential Property AB Class D(a)	412,196	779,713
Alimak Group AB(b)	54,535	869,899
Arjo AB Class B	238,099	1,822,153
Atrium Ljungberg AB Class B	260,485	5,480,856
Beijer Alma AB(a)	105,849	1,688,418
BioGaia AB Class B	13,301	869,722
Catena AB	60,470	2,834,802
CTT Systems AB(a)	33,191	615,116
Dustin Group AB(b)	279,065	2,174,740
Instalco AB	54,322	1,660,242
JM AB	97,417	3,447,088
Klovern AB Class B(a)	979,789	1,853,982
Kungsleden AB	320,710	3,518,514
Lagercrantz Group AB Class B	220,266	2,038,370
LeoVegas AB(b)	274,363	1,165,931
Lindab International AB	45,847	951,267
Midsona AB Class B	107,017	1,013,805
MIPS AB	17,333	1,086,933
Mycronic AB	61,833	1,847,638
NCC AB Class B	72,950	1,332,412
Platzer Fastigheter Holding AB Class B	147,475	1,928,611
Ratos AB Class B	420,504	1,970,276
Troax Group AB	41,547	972,333

Total Sweden		43,665,153

Switzerland - 2.1%
Bobst Group S.A., Registered Shares	35,724	2,160,131
Comet Holding AG, Registered Shares	6,382	1,430,977
EFG International AG*(a)	488,317	3,204,071
Huber + Suhner AG, Registered Shares	46,085	3,644,258
Implenia AG, Registered Shares	43,717	1,188,932
Kardex Holding AG, Registered Shares	20,672	4,527,518
Kudelski S.A., Bearer Shares(a)	123,150	480,646
Mobilezone Holding AG, Registered Shares	292,481	3,335,266
Swissquote Group Holding S.A., Registered Shares	20,190	1,962,013
Valiant Holding AG, Registered Shares	53,339	5,219,553
Zehnder Group AG	18,885	1,262,632

Total Switzerland		28,415,997

United Kingdom - 13.8%
Aggreko PLC	181,263	1,551,086
AJ Bell PLC	287,540	1,703,883
Anglo Asian Mining PLC	466,799	839,089
Avon Rubber PLC	16,769	725,493
Big Yellow Group PLC	283,377	4,249,361
Bodycote PLC	345,791	3,523,820
Brewin Dolphin Holdings PLC	1,233,365	5,142,140
CareTech Holdings PLC	237,714	1,696,202
Chemring Group PLC(a)	384,718	1,501,416
Chesnara PLC	325,703	1,326,754
Clarkson PLC	70,469	2,600,844
Clinigen Group PLC	96,007	885,848
Clipper Logistics PLC	220,929	1,733,473
Close Brothers Group PLC	341,252	6,446,673
CLS Holdings PLC	1,018,596	3,125,869
CMC Markets PLC(b)	1,185,797	6,337,815
Craneware PLC(a)	29,249	919,584
Cranswick PLC	59,486	2,862,265
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	306,860	3,124,992
Devro PLC	457,134	959,814
Diversified Gas & Oil PLC	4,009,614	6,193,461
Drax Group PLC	1,335,069	6,843,644
EMIS Group PLC	183,964	2,720,900
FDM Group Holdings PLC	124,906	1,919,120
Ferrexpo PLC	4,207,247	16,252,590
Gamesys Group PLC	103,233	1,608,703
Gamma Communications PLC	59,103	1,329,009
Great Portland Estates PLC	344,875	3,149,130
Helical PLC	215,211	1,098,772
Hilton Food Group PLC	140,131	2,133,889
IG Design Group PLC	120,710	1,065,929
Impax Asset Management Group PLC	148,863	1,420,348
IntegraFin Holdings PLC	308,541	2,344,985
iomart Group PLC(a)	181,270	792,918
James Fisher & Sons PLC	46,386	600,467
John Laing Group PLC(b)	974,553	4,422,786
Jupiter Fund Management PLC	2,031,845	7,843,460
Learning Technologies Group PLC	296,535	737,734
Liontrust Asset Management PLC	93,811	1,667,054
Lookers PLC*†	745,396	160,480
Luceco PLC(b)	212,795	744,653
Moneysupermarket.com Group PLC	1,526,876	5,439,145
NCC Group PLC	440,934	1,518,891
Nichols PLC(a)	68,092	1,256,557
Numis Corp. PLC	265,651	1,229,200
PayPoint PLC	468,114	4,184,868
Polar Capital Holdings PLC	388,145	3,692,799
PZ Cussons PLC	988,238	3,107,004
QinetiQ Group PLC	317,003	1,385,780
RWS Holdings PLC	260,467	1,908,402
Sabre Insurance Group PLC(b)	775,958	2,932,822
Safestore Holdings PLC	433,937	4,626,725
Serica Energy PLC	513,979	807,971
Smart Metering Systems PLC	188,031	1,827,475
Spirent Communications PLC	630,727	2,276,134
Stock Spirits Group PLC	723,716	2,651,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

Investments	Shares	Value
TalkTalk Telecom Group PLC(a)	1,863,218	$2,495,986
Telecom Plus PLC	297,039	5,822,574
TORM PLC(a)	551,664	4,080,690
TP ICAP PLC	2,946,689	9,594,636
Ultra Electronics Holdings PLC	173,602	4,916,963
Volex PLC(a)	193,695	815,495
Workspace Group PLC	640,560	6,733,465
XPS Pensions Group PLC(a)	331,325	586,511
YouGov PLC	45,836	654,750

Total United Kingdom		190,852,575

TOTAL COMMON STOCKS (Cost: $1,221,323,749)		1,378,353,526

RIGHTS - 0.0%

Australia - 0.0%
IGO NL, expiring 1/15/21*	105,580	145,018
MACA Ltd., expiring 1/8/21*	129,052	19,419

Total Australia		164,437

Spain - 0.0%
Faes Farma S.A., expiring 1/25/21*	917,573	187,490

TOTAL RIGHTS (Cost: $186,219)		351,927

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	14,734	951,227
WisdomTree Japan SmallCap Dividend Fund(a)(c)	10,590	768,064

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,581,643)		1,719,291

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(d) (Cost: $39,557,127)	39,557,127	39,557,127

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $1,262,648,738)		1,419,981,871
Other Assets less Liabilities - (2.6)%		(35,854,924)

NET ASSETS - 100.0%		$1,384,126,947

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $731,997, which represents 0.05% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $79,447,290 and the total market value of the collateral held by the Fund was $83,861,770. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $44,304,643.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$1,368,220	$7,098,127	$7,988,112	$399,249	$73,743	$951,227	$47,648
WisdomTree Japan SmallCap Dividend Fund	1,110,881	6,096,141	6,649,442	221,083	(10,599)	768,064	42,205

Total	$2,479,101	$13,194,268	$14,637,554	$620,332	$63,144	$1,719,291	$89,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$49,874,505	$—	$571,517	*	$50,446,022
United Kingdom	190,692,095	—	160,480	*	190,852,575
Other	1,137,054,929	—	—		1,137,054,929
Rights	—	351,927	—		351,927
Exchange-Traded Funds	1,719,291	—	—		1,719,291
Investment of Cash Collateral for Securities Loaned	—	39,557,127	—		39,557,127

Total Investments in Securities	$1,379,340,820	$39,909,054	$731,997		$1,419,981,871

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.6%

Japan - 100.6%

Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	23,200	$550,086
Mitsui-Soko Holdings Co., Ltd.	14,700	327,758

Total Air Freight & Logistics		877,844

Auto Components - 4.6%
Aisin Seiki Co., Ltd.	142,508	4,271,996
Bridgestone Corp.(a)	492,585	16,145,166
Daikyonishikawa Corp.	85,900	693,057
Denso Corp.	393,679	23,389,288
Eagle Industry Co., Ltd.(a)	28,700	275,478
Exedy Corp.	35,600	436,875
FCC Co., Ltd.	16,700	288,402
G-Tekt Corp.	28,600	416,348
JTEKT Corp.	294,478	2,284,633
Koito Manufacturing Co., Ltd.	26,401	1,795,099
Musashi Seimitsu Industry Co., Ltd.	19,600	310,578
NGK Spark Plug Co., Ltd.	121,564	2,075,813
NHK Spring Co., Ltd.	88,400	606,201
Nifco, Inc.	46,190	1,809,662
NOK Corp.	62,300	669,192
Pacific Industrial Co., Ltd.	28,700	298,550
Shoei Co., Ltd.	14,000	562,061
Stanley Electric Co., Ltd.	39,707	1,278,762
Sumitomo Electric Industries Ltd.	382,583	5,063,680
Sumitomo Riko Co., Ltd.	25,400	149,578
Sumitomo Rubber Industries Ltd.(a)	153,691	1,320,393
Tokai Rika Co., Ltd.	63,314	1,070,104
Topre Corp.	28,600	437,954
Toyo Tire Corp.(a)	72,500	1,101,070
Toyoda Gosei Co., Ltd.	47,000	1,363,408
Toyota Boshoku Corp.	97,336	1,579,135
TPR Co., Ltd.	28,594	392,165
TS Tech Co., Ltd.	28,932	893,923
Yokohama Rubber Co., Ltd. (The)(a)	140,900	2,093,473

Total Auto Components		73,072,044

Automobiles - 8.3%
Honda Motor Co., Ltd.	991,647	27,637,796
Isuzu Motors Ltd.	468,400	4,446,046
Subaru Corp.	376,967	7,530,577
Suzuki Motor Corp.	164,936	7,639,343
Toyota Motor Corp.	1,070,370	82,492,460
Yamaha Motor Co., Ltd.	181,000	3,688,547

Total Automobiles		133,434,769

Banks - 9.9%
Mitsubishi UFJ Financial Group, Inc.	14,443,222	63,805,061
Mizuho Financial Group, Inc.	2,622,264	33,208,487
Sumitomo Mitsui Financial Group, Inc.	1,621,500	50,068,691
Sumitomo Mitsui Trust Holdings, Inc.	357,000	10,985,413

Total Banks		158,067,652

Beverages - 1.7%
Asahi Group Holdings Ltd.(a)	254,700	10,469,726
Kirin Holdings Co., Ltd.(a)	537,645	12,674,976
Suntory Beverage & Food Ltd.(a)	108,100	3,821,638
Takara Holdings, Inc.	72,000	898,910

Total Beverages		27,865,250

Building Products - 1.9%
AGC, Inc.(a)	144,947	5,054,087
Aica Kogyo Co., Ltd.	45,000	1,553,828
Central Glass Co., Ltd.	23,200	504,695
Daikin Industries Ltd.	61,649	13,685,845
Lixil Corp.	172,400	3,730,366
Nitto Boseki Co., Ltd.	7,100	312,896
Noritz Corp.	28,600	446,265
Okabe Co., Ltd.	16,000	119,948
Sanwa Holdings Corp.	157,531	1,834,009
TOTO Ltd.	61,700	3,705,167

Total Building Products		30,947,106

Capital Markets - 1.1%
Monex Group, Inc.	139,000	519,677
Nomura Holdings, Inc.	2,555,145	13,487,859
SBI Holdings, Inc.	167,400	3,967,532
Sparx Group Co., Ltd.	121,000	298,852

Total Capital Markets		18,273,920

Chemicals - 7.3%
ADEKA Corp.	73,500	1,282,130
Arakawa Chemical Industries Ltd.	28,600	327,704
Asahi Kasei Corp.	853,322	8,715,464
Chugoku Marine Paints Ltd.	52,100	524,305
Daicel Corp.	237,642	1,733,202
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,100	398,992
Denka Co., Ltd.	60,815	2,373,814
DIC Corp.(a)	60,253	1,519,675
Fujimi, Inc.	22,000	834,229
Fujimori Kogyo Co., Ltd.	12,900	595,990
Fuso Chemical Co., Ltd.	15,300	550,530
JCU Corp.	12,500	481,258
JSP Corp.	25,400	425,855
JSR Corp.	97,000	2,700,160
Kaneka Corp.	28,700	1,003,506
Kansai Paint Co., Ltd.	83,700	2,573,950
KH Neochem Co., Ltd.	9,400	248,645
Kumiai Chemical Industry Co., Ltd.	28,600	257,343
Kuraray Co., Ltd.(a)	252,937	2,687,509
Kureha Corp.	16,700	1,175,931
Lintec Corp.	55,147	1,216,765
Mitsubishi Chemical Holdings Corp.	1,070,063	6,469,401
Mitsubishi Gas Chemical Co., Inc.	141,182	3,239,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2020

Investments	Shares	Value
Mitsui Chemicals, Inc.	130,115	$3,812,271
Moriroku Holdings Co., Ltd.	28,700	608,219
Nihon Parkerizing Co., Ltd.	28,600	296,125
Nippon Kayaku Co., Ltd.	87,800	812,987
Nippon Paint Holdings Co., Ltd.(a)	26,600	2,919,057
Nippon Sanso Holdings Corp.	126,653	2,350,401
Nippon Shokubai Co., Ltd.	21,200	1,186,847
Nippon Soda Co., Ltd.	24,400	724,355
Nissan Chemical Corp.	61,853	3,870,118
Nitto Denko Corp.	110,474	9,876,265
NOF Corp.	43,700	2,213,676
Okamoto Industries, Inc.	14,100	540,128
Osaka Soda Co., Ltd.	28,600	754,024
Riken Technos Corp.	9,900	43,246
Sakata INX Corp.(a)	16,600	186,186
Sanyo Chemical Industries Ltd.	24,600	1,312,858
Shikoku Chemicals Corp.	28,600	332,413
Shin-Etsu Chemical Co., Ltd.	109,379	19,111,794
Shin-Etsu Polymer Co., Ltd.	25,400	231,994
Sumitomo Bakelite Co., Ltd.	16,600	570,778
Sumitomo Chemical Co., Ltd.	1,012,785	4,070,955
Sumitomo Seika Chemicals Co., Ltd.	16,800	667,965
T Hasegawa Co., Ltd.	23,400	491,820
Taiyo Holdings Co., Ltd.	23,626	1,398,178
Takasago International Corp.	18,800	432,284
Tayca Corp.	21,000	307,337
Teijin Ltd.	130,500	2,452,128
Tokai Carbon Co., Ltd.(a)	111,500	1,393,143
Tokuyama Corp.	28,900	648,567
Tokyo Ohka Kogyo Co., Ltd.(a)	18,100	1,271,006
Toray Industries, Inc.	731,018	4,325,429
Tosoh Corp.	190,407	2,965,514
Toyo Ink SC Holdings Co., Ltd.	45,500	869,500
Toyobo Co., Ltd.	38,851	519,293
Ube Industries Ltd.	83,000	1,504,925
Valqua Ltd.	15,700	312,343
Zeon Corp.	64,900	929,702

Total Chemicals		117,649,669

Commercial Services & Supplies - 0.1%
Mitsubishi Pencil Co., Ltd.	28,600	381,167
Pilot Corp.(a)	22,000	617,095
Sato Holdings Corp.	28,700	618,505

Total Commercial Services & Supplies		1,616,767

Construction & Engineering - 0.8%
JGC Holdings Corp.	72,200	674,132
Kajima Corp.	418,900	5,607,243
Obayashi Corp.	434,000	3,741,198
Penta-Ocean Construction Co., Ltd.	287,700	2,471,693
Taikisha Ltd.	29,800	781,620

Total Construction & Engineering		13,275,886

Construction Materials - 0.1%
Krosaki Harima Corp.	21,400	817,696
Taiheiyo Cement Corp.	56,400	1,408,839

Total Construction Materials		2,226,535

Consumer Finance - 0.3%
Acom Co., Ltd.	322,600	1,377,951
AEON Financial Service Co., Ltd.	168,100	2,012,413
Hitachi Capital Corp.	89,400	2,156,961

Total Consumer Finance		5,547,325

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	7,282	142,120
Toyo Seikan Group Holdings Ltd.	49,800	543,606

Total Containers & Packaging		685,726

Diversified Financial Services - 0.3%
Mitsubishi UFJ Lease & Finance Co., Ltd.	855,900	4,103,545

Electrical Equipment - 2.0%
Daihen Corp.	19,100	928,684
Denyo Co., Ltd.	23,000	478,958
Fuji Electric Co., Ltd.	58,673	2,111,194
Furukawa Electric Co., Ltd.	33,881	912,945
GS Yuasa Corp.	37,384	1,073,235
Idec Corp.	23,400	412,721
Mabuchi Motor Co., Ltd.(a)	40,500	1,763,257
Mitsubishi Electric Corp.	993,214	14,978,296
Nidec Corp.	54,916	6,904,060
Nippon Carbon Co., Ltd.(a)	11,400	435,595
Nissin Electric Co., Ltd.	42,500	502,615
Sanyo Denki Co., Ltd.	8,500	456,923
Sinfonia Technology Co., Ltd.	28,100	381,308
Toyo Tanso Co., Ltd.(a)	14,700	287,180

Total Electrical Equipment		31,626,971

Electronic Equipment, Instruments & Components - 5.3%
Ai Holdings Corp.	28,700	576,808
Alps Alpine Co., Ltd.	55,300	727,371
Amano Corp.	34,833	832,659
Anritsu Corp.(a)	48,000	1,071,161
Canon Electronics, Inc.	28,600	415,240
Dexerials Corp.	41,900	547,466
ESPEC Corp.	28,600	572,305
Hakuto Co., Ltd.	28,619	297,707
Hamamatsu Photonics K.K.	22,600	1,291,491
Hirose Electric Co., Ltd.	12,260	1,858,385
Hitachi Ltd.	451,005	17,757,134
Horiba Ltd.	18,900	1,107,511
Ibiden Co., Ltd.	23,001	1,072,689
Iriso Electronics Co., Ltd.	5,000	215,991
Japan Aviation Electronics Industry Ltd.	35,100	536,810
Kaga Electronics Co., Ltd.	28,600	660,394
Keyence Corp.	17,640	9,909,632
Kyosan Electric Manufacturing Co., Ltd.	28,600	116,899
Macnica Fuji Electronics Holdings, Inc.	36,800	721,778
Murata Manufacturing Co., Ltd.	248,568	22,438,411
Nippon Electric Glass Co., Ltd.(a)	89,860	1,963,525
Nissha Co., Ltd.(a)	28,600	414,962
Oki Electric Industry Co., Ltd.	70,330	620,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2020

Investments	Shares	Value
Omron Corp.	58,700	$5,230,665
Optex Group Co., Ltd.	15,200	277,662
Restar Holdings Corp.	28,700	617,393
Riken Keiki Co., Ltd.	15,500	460,894
Ryoden Corp.	28,700	430,868
Ryosan Co., Ltd.	28,845	521,331
Sanshin Electronics Co., Ltd.	28,654	573,940
Shimadzu Corp.	48,600	1,887,607
Siix Corp.(a)	24,200	361,670
Taiyo Yuden Co., Ltd.	28,600	1,339,348
TDK Corp.	30,468	4,585,914
V Technology Co., Ltd.	6,200	353,102
Yokogawa Electric Corp.	99,938	1,988,209

Total Electronic Equipment, Instruments & Components		84,355,501

Entertainment - 3.6%
Capcom Co., Ltd.	28,900	1,875,442
GungHo Online Entertainment, Inc.(a)	17,849	399,007
Koei Tecmo Holdings Co., Ltd.	39,240	2,394,421
Konami Holdings Corp.	18,500	1,039,275
Nexon Co., Ltd.	36,600	1,127,299
Nintendo Co., Ltd.	74,700	47,629,435
Square Enix Holdings Co., Ltd.	28,600	1,734,089
Toei Animation Co., Ltd.(a)	13,400	1,049,988

Total Entertainment		57,248,956

Food & Staples Retailing - 1.1%
Ministop Co., Ltd.	27,700	377,758
Seven & I Holdings Co., Ltd.	464,724	16,469,806

Total Food & Staples Retailing		16,847,564

Food Products - 1.1%
Ajinomoto Co., Inc.	143,213	3,242,389
Ariake Japan Co., Ltd.	10,000	718,679
Fuji Oil Holdings, Inc.	33,200	947,653
Kagome Co., Ltd.(a)	18,900	666,337
Kikkoman Corp.	25,400	1,763,940
Nippon Suisan Kaisha Ltd.	103,200	425,814
Nisshin Seifun Group, Inc.	100,700	1,600,549
Nissin Foods Holdings Co., Ltd.	34,800	2,979,631
Riken Vitamin Co., Ltd.	21,000	276,827
Sakata Seed Corp.	16,039	555,373
Toyo Suisan Kaisha Ltd.	40,000	1,944,888
Yakult Honsha Co., Ltd.	39,187	1,973,678

Total Food Products		17,095,758

Health Care Equipment & Supplies - 1.3%
Asahi Intecc Co., Ltd.	16,200	590,760
Hoya Corp.	45,457	6,282,836
Jeol Ltd.	10,200	480,633
Mani, Inc.	12,300	334,528
Nakanishi, Inc.	23,400	513,352
Nihon Kohden Corp.	22,100	821,967
Nipro Corp.	32,600	383,325
Olympus Corp.	125,900	2,751,643
Sysmex Corp.	37,760	4,535,077
Terumo Corp.	95,412	3,984,857

Total Health Care Equipment & Supplies		20,678,978

Health Care Technology - 0.1%
M3, Inc.	20,700	1,953,413

Hotels, Restaurants & Leisure - 0.0%
Saizeriya Co., Ltd.	4,800	88,705

Household Durables - 2.5%
Casio Computer Co., Ltd.	97,857	1,787,576
Fujitsu General Ltd.	28,600	774,246
Panasonic Corp.	1,188,270	13,701,733
Rinnai Corp.	13,100	1,520,054
Sekisui Chemical Co., Ltd.	220,800	4,178,829
Sharp Corp.(a)	141,600	2,145,018
Sony Corp.	134,200	13,368,657
Sumitomo Forestry Co., Ltd.	65,200	1,360,267
Tamron Co., Ltd.	14,600	258,217
Toa Corp.	28,600	235,737
Zojirushi Corp.	22,400	400,074

Total Household Durables		39,730,408

Household Products - 0.4%
Lion Corp.(a)	60,600	1,466,210
Pigeon Corp.(a)	32,100	1,322,926
Unicharm Corp.	63,600	3,013,523

Total Household Products		5,802,659

Independent Power & Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	169,600	2,334,269

Industrial Conglomerates - 0.2%
Nisshinbo Holdings, Inc.(a)	103,024	750,390
Toshiba Corp.	59,100	1,651,446

Total Industrial Conglomerates		2,401,836

Insurance - 3.0%
Dai-ichi Life Holdings, Inc.	819,600	12,320,395
Sompo Holdings, Inc.	257,900	10,423,911
Tokio Marine Holdings, Inc.	508,000	26,117,139

Total Insurance		48,861,445

Internet & Direct Marketing Retail - 0.1%
Rakuten, Inc.	101,500	977,200

IT Services - 1.4%
Fujitsu Ltd.	85,132	12,290,110
NEC Corp.	103,600	5,559,049
NTT Data Corp.	351,700	4,806,516

Total IT Services		22,655,675

Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	63,000	5,446,636
Mizuno Corp.	28,700	558,739
Sega Sammy Holdings, Inc.	125,800	1,982,436
Shimano, Inc.	16,200	3,779,137
Tomy Co., Ltd.	28,600	252,080
Yamaha Corp.	38,407	2,258,032

Total Leisure Products		14,277,060

Machinery - 5.3%
Aida Engineering Ltd.	28,600	267,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2020

Investments	Shares	Value
Amada Co., Ltd.	264,893	$2,906,909
Anest Iwata Corp.	28,600	293,078
CKD Corp.	17,500	374,255
Daifuku Co., Ltd.	23,000	2,842,559
DMG Mori Co., Ltd.(a)	60,600	920,930
Ebara Corp.	37,831	1,234,834
FANUC Corp.	37,789	9,282,087
Fujitec Co., Ltd.	41,600	897,314
Furukawa Co., Ltd.	28,600	339,339
Glory Ltd.	22,900	461,571
Harmonic Drive Systems, Inc.	6,200	553,673
Hitachi Construction Machinery Co., Ltd.	48,100	1,365,035
Hitachi Zosen Corp.	87,600	483,626
Hokuetsu Industries Co., Ltd.	28,600	290,585
Hoshizaki Corp.(a)	16,069	1,473,906
Iseki & Co., Ltd.	28,600	383,106
Japan Steel Works Ltd. (The)	25,900	771,393
Juki Corp.	57,800	295,592
Kito Corp.	28,700	429,200
Kitz Corp.	41,100	249,598
Komatsu Ltd.	405,206	11,057,852
Kubota Corp.(a)	410,102	8,941,252
Kurita Water Industries Ltd.	35,400	1,352,637
Makita Corp.	52,138	2,610,814
Meidensha Corp.	10,300	231,649
MINEBEA MITSUMI, Inc.	105,401	2,090,767
MISUMI Group, Inc.	22,500	737,687
Mitsubishi Heavy Industries Ltd.	199,819	6,108,080
Mitsubishi Logisnext Co., Ltd.	9,100	104,358
Mitsuboshi Belting Ltd.	28,600	470,642
Miura Co., Ltd.	21,200	1,182,740
Nabtesco Corp.(a)	47,700	2,088,275
Nachi-Fujikoshi Corp.	12,400	514,039
NGK Insulators Ltd.	131,075	2,021,128
Nikkiso Co., Ltd.(a)	41,100	399,675
Nippon Thompson Co., Ltd.	28,600	106,926
Nissei ASB Machine Co., Ltd.	6,300	359,407
Nitta Corp.	28,700	619,894
NSK Ltd.	166,166	1,442,053
Obara Group, Inc.	18,500	704,199
Oiles Corp.(a)	28,600	449,312
OKUMA Corp.	12,400	692,992
Organo Corp.	10,600	629,357
OSG Corp.(a)	28,724	548,356
Shibaura Machine Co., Ltd.	26,400	602,691
Shibuya Corp.	16,200	555,456
Shinmaywa Industries Ltd.	62,200	532,566
SMC Corp.	8,551	5,213,671
Star Micronics Co., Ltd.(a)	28,600	458,176
Sumitomo Heavy Industries Ltd.	42,237	1,041,556
Takeuchi Manufacturing Co., Ltd.	13,500	317,870
THK Co., Ltd.	12,779	412,166
Tsubakimoto Chain Co.	23,500	616,151
Tsugami Corp.(a)	20,000	302,000
Union Tool Co.	16,600	497,622
YAMABIKO Corp.	28,600	359,006
Yaskawa Electric Corp.	41,500	2,062,037

Total Machinery		84,551,242

Marine - 0.2%
Iino Kaiun Kaisha Ltd.	81,600	339,061
Nippon Yusen K.K.	85,100	1,979,856
NS United Kaiun Kaisha Ltd.	28,600	386,430

Total Marine		2,705,347

Media - 0.3%
Dentsu Group, Inc.(a)	160,400	4,761,741

Metals & Mining - 0.7%
Asahi Holdings, Inc.	49,000	1,739,406
Daido Steel Co., Ltd.	23,400	975,708
Dowa Holdings Co., Ltd.	28,700	1,038,254
Kyoei Steel Ltd.	44,100	610,809
Maruichi Steel Tube Ltd.	42,300	935,766
Mitsubishi Materials Corp.	49,000	1,029,881
Mitsui Mining & Smelting Co., Ltd.	28,600	1,048,487
Nippon Yakin Kogyo Co., Ltd.	7,510	125,549
Sumitomo Metal Mining Co., Ltd.	72,600	3,219,869
UACJ Corp.	19,500	357,344

Total Metals & Mining		11,081,073

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	54,900	1,119,323

Oil, Gas & Consumable Fuels - 1.8%
ENEOS Holdings, Inc.	3,512,800	12,602,461
Idemitsu Kosan Co., Ltd.	347,800	7,646,918
Inpex Corp.	1,536,100	8,272,280

Total Oil, Gas & Consumable Fuels		28,521,659

Paper & Forest Products - 0.2%
Hokuetsu Corp.	115,300	457,872
Oji Holdings Corp.	531,500	3,021,846

Total Paper & Forest Products		3,479,718

Personal Products - 1.5%
Kao Corp.	222,780	17,197,507
Kose Corp.	13,200	2,250,182
Mandom Corp.	25,400	417,736
Rohto Pharmaceutical Co., Ltd.	22,600	668,730
Shiseido Co., Ltd.	50,722	3,505,760

Total Personal Products		24,039,915

Pharmaceuticals - 10.4%
Astellas Pharma, Inc.	938,904	14,495,743
Chugai Pharmaceutical Co., Ltd.	588,700	31,377,947
Daiichi Sankyo Co., Ltd.	528,763	18,104,288
Eisai Co., Ltd.	147,477	10,530,296
Hisamitsu Pharmaceutical Co., Inc.	28,600	1,698,077
Kyowa Kirin Co., Ltd.	160,970	4,387,327
Nichi-iko Pharmaceutical Co., Ltd.	36,000	339,619
Ono Pharmaceutical Co., Ltd.	192,500	5,794,857
Otsuka Holdings Co., Ltd.(a)	366,300	15,674,497
Santen Pharmaceutical Co., Ltd.	105,900	1,718,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2020

Investments	Shares	Value
Sawai Pharmaceutical Co., Ltd.	28,800	$1,305,477
Shionogi & Co., Ltd.	118,777	6,482,720
Sumitomo Dainippon Pharma Co., Ltd.	156,000	2,301,206
Takeda Pharmaceutical Co., Ltd.	1,443,263	52,491,187
ZERIA Pharmaceutical Co., Ltd.	28,600	526,598

Total Pharmaceuticals		167,227,912

Professional Services - 0.6%
BeNEXT Group, Inc.(a)	19,400	239,952
Outsourcing, Inc.	47,300	632,682
Persol Holdings Co., Ltd.	61,000	1,099,530
Recruit Holdings Co., Ltd.	173,500	7,261,306
Weathernews, Inc.	4,600	247,721

Total Professional Services		9,481,191

Road & Rail - 0.3%
Hitachi Transport System Ltd.	32,000	951,523
Nippon Express Co., Ltd.	63,800	4,282,377

Total Road & Rail		5,233,900

Semiconductors & Semiconductor Equipment - 3.3%
Advantest Corp.	50,600	3,788,445
Disco Corp.	9,800	3,298,465
Lasertec Corp.	12,200	1,430,984
Optorun Co., Ltd.(a)	21,300	435,098
Rohm Co., Ltd.	32,800	3,173,732
SCREEN Holdings Co., Ltd.(a)	4,960	365,112
Shibaura Mechatronics Corp.	12,400	520,645
Shinko Electric Industries Co., Ltd.	28,859	659,666
SUMCO Corp.	93,400	2,047,210
Tokyo Electron Ltd.	94,553	35,167,177
Tokyo Seimitsu Co., Ltd.	15,700	737,518
Ulvac, Inc.	21,000	898,010
Yamaichi Electronics Co., Ltd.	18,600	279,239

Total Semiconductors & Semiconductor Equipment		52,801,301

Software - 0.3%
Trend Micro, Inc.(a)	97,208	5,592,673

Specialty Retail - 0.9%
ABC-Mart, Inc.	41,400	2,301,671
Fast Retailing Co., Ltd.	12,200	10,926,766
IDOM, Inc.	34,400	182,254
VT Holdings Co., Ltd.	88,000	363,098

Total Specialty Retail		13,773,789

Technology Hardware, Storage & Peripherals - 2.9%
Brother Industries Ltd.	139,343	2,869,323
Canon, Inc.(a)	1,513,197	28,990,301
Eizo Corp.	8,800	310,252
FUJIFILM Holdings Corp.	157,395	8,290,125
MCJ Co., Ltd.	49,400	530,149
Seiko Epson Corp.	389,300	5,772,854
Wacom Co., Ltd.	39,600	331,774

Total Technology Hardware, Storage & Peripherals		47,094,778

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.(a)	44,892	860,925
Kurabo Industries Ltd.	17,947	315,848
Onward Holdings Co., Ltd.	329,000	659,625
Seiko Holdings Corp.	40,100	512,295
Seiren Co., Ltd.(a)	28,610	432,565
Wacoal Holdings Corp.	28,600	575,075

Total Textiles, Apparel & Luxury Goods		3,356,333

Tobacco - 3.4%
Japan Tobacco, Inc.(a)	2,700,131	54,972,884

Trading Companies & Distributors - 7.5%
Alconix Corp.	28,700	406,128
Hanwa Co., Ltd.	26,200	702,169
Inabata & Co., Ltd.	17,886	249,810
ITOCHU Corp.	1,421,194	40,800,223
Marubeni Corp.	1,343,878	8,930,550
Mitsubishi Corp.	1,517,500	37,347,741
Nagase & Co., Ltd.	91,500	1,334,680
Nippon Steel Trading Corp.	28,600	1,034,636
Sanyo Trading Co., Ltd.	30,500	290,687
Sojitz Corp.	1,231,521	2,743,473
Sumitomo Corp.	1,297,877	17,165,490
Toyota Tsusho Corp.	216,910	8,750,352

Total Trading Companies & Distributors		119,755,939

Transportation Infrastructure - 0.0%
Nissin Corp.	28,600	337,122

Wireless Telecommunication Services - 1.1%
SoftBank Group Corp.	228,500	17,833,822

TOTAL COMMON STOCKS (Cost: $1,549,851,333)		1,612,302,098

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $58,436,626)	58,436,626	58,436,626

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $1,608,287,959)		1,670,738,724
Other Assets less Liabilities - (4.3)%		(68,468,907)

NET ASSETS - 100.0%		$1,602,269,817

(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $191,129,033 and the total market value of the collateral held by the Fund was $201,253,650. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $142,817,024.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2020

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2021	11,317,447,799	JPY	109,618,880	USD	$8	$—
Bank of America N.A.	1/6/2021	113,520,578	USD	11,827,606,853	JPY	—	(1,039,624)
Bank of America N.A.	2/3/2021	112,166,646	USD	11,577,179,416	JPY	—	(6,163)
Bank of Montreal	1/6/2021	11,317,765,693	JPY	109,618,880	USD	3,087	—
Bank of Montreal	1/6/2021	113,520,578	USD	11,827,833,894	JPY	—	(1,041,823)
Bank of Montreal	2/3/2021	112,166,646	USD	11,577,560,783	JPY	—	(9,858)
Canadian Imperial Bank of Commerce	1/6/2021	11,317,831,465	JPY	109,618,880	USD	3,724	—
Canadian Imperial Bank of Commerce	1/6/2021	113,520,578	USD	11,828,208,512	JPY	—	(1,045,452)
Canadian Imperial Bank of Commerce	2/3/2021	112,166,646	USD	11,577,628,083	JPY	—	(10,510)
Citibank N.A.	1/6/2021	2,426,705,840	JPY	23,465,455	USD	39,208	—
Citibank N.A.	1/6/2021	11,317,327,218	JPY	109,618,880	USD	—	(1,160)
Citibank N.A.	1/6/2021	3,233,523,094	JPY	31,319,690	USD	—	(332)
Citibank N.A.	1/6/2021	113,520,578	USD	11,827,867,950	JPY	—	(1,042,153)
Citibank N.A.	1/6/2021	32,434,459	USD	3,379,365,743	JPY	—	(297,507)
Citibank N.A.	2/3/2021	112,166,646	USD	11,577,134,550	JPY	—	(5,728)
Citibank N.A.	2/3/2021	32,047,620	USD	3,307,753,436	JPY	—	(1,637)
Commonwealth Bank of Australia	1/6/2021	11,317,930,122	JPY	109,618,880	USD	4,679	—
Commonwealth Bank of Australia	1/6/2021	113,520,578	USD	11,828,129,047	JPY	—	(1,044,682)
Commonwealth Bank of Australia	2/3/2021	112,166,646	USD	11,577,616,866	JPY	—	(10,402)
Credit Suisse International	1/6/2021	11,317,228,561	JPY	109,618,880	USD	—	(2,116)
Credit Suisse International	1/6/2021	113,520,578	USD	11,828,344,737	JPY	—	(1,046,771)
Credit Suisse International	2/3/2021	112,166,646	USD	11,577,796,333	JPY	—	(12,140)
Goldman Sachs	1/6/2021	11,317,656,075	JPY	109,618,880	USD	2,025	—
Goldman Sachs	1/6/2021	113,520,578	USD	11,827,822,542	JPY	—	(1,041,713)
Goldman Sachs	2/3/2021	112,166,646	USD	11,577,168,200	JPY	—	(6,054)
HSBC Holdings PLC	1/6/2021	11,317,634,151	JPY	109,618,880	USD	1,813	—
HSBC Holdings PLC	1/6/2021	113,520,578	USD	11,828,163,104	JPY	—	(1,045,012)
HSBC Holdings PLC	2/3/2021	112,166,646	USD	11,577,560,783	JPY	—	(9,858)
JP Morgan Chase Bank N.A.	1/6/2021	11,317,469,722	JPY	109,618,880	USD	220	—
JP Morgan Chase Bank N.A.	1/6/2021	113,520,578	USD	11,827,913,358	JPY	—	(1,042,593)
JP Morgan Chase Bank N.A.	2/3/2021	112,166,646	USD	11,577,179,416	JPY	—	(6,163)
Morgan Stanley & Co. International	1/6/2021	280,054,293	JPY	2,689,424	USD	23,135	—
Morgan Stanley & Co. International	1/6/2021	11,317,557,418	JPY	109,618,880	USD	1,069	—
Morgan Stanley & Co. International	1/6/2021	113,520,578	USD	11,828,117,695	JPY	—	(1,044,572)
Morgan Stanley & Co. International	2/3/2021	112,166,646	USD	11,577,459,833	JPY	—	(8,880)
Royal Bank of Canada	1/6/2021	11,317,173,751	JPY	109,618,880	USD	—	(2,647)
Royal Bank of Canada	1/6/2021	113,520,578	USD	11,827,674,965	JPY	—	(1,040,284)
Royal Bank of Canada	2/3/2021	112,166,646	USD	11,576,943,866	JPY	—	(3,881)
Societe Generale	1/6/2021	11,317,710,884	JPY	109,618,880	USD	2,556	—
Societe Generale	1/6/2021	113,520,578	USD	11,828,503,665	JPY	—	(1,048,310)
Societe Generale	2/3/2021	112,166,646	USD	11,577,616,866	JPY	—	(10,402)
Standard Chartered Bank	1/6/2021	3,065,246,054	JPY	29,583,662	USD	105,793	—
Standard Chartered Bank	1/6/2021	11,318,149,360	JPY	109,618,880	USD	6,803	—
Standard Chartered Bank	1/6/2021	113,520,578	USD	11,828,617,186	JPY	—	(1,049,410)
Standard Chartered Bank	2/3/2021	112,166,646	USD	11,577,504,700	JPY	—	(9,315)
UBS AG	1/6/2021	11,317,612,227	JPY	109,618,880	USD	1,600	—
UBS AG	1/6/2021	113,520,578	USD	11,827,323,051	JPY	—	(1,036,875)
UBS AG	2/3/2021	112,166,646	USD	11,577,403,750	JPY	—	(8,337)

						$195,720	$(15,032,364)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,612,302,098	$—	$—	$1,612,302,098
Investment of Cash Collateral for Securities Loaned	—	58,436,626	—	58,436,626

Total Investments in Securities	$1,612,302,098	$58,436,626	$—	$1,670,738,724

Financial Derivative Instruments
Foreign Currency Contracts [1]	—	195,720	—	195,720
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(15,032,364)	—	(15,032,364)

Total - Net	$1,612,302,098	$43,599,982	$—	$1,655,902,080

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.7%

Japan - 100.7%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	1,800	$42,679
Konoike Transport Co., Ltd.	1,200	11,879
Maruwa Unyu Kikan Co., Ltd.(a)	1,200	25,582
Mitsui-Soko Holdings Co., Ltd.	1,400	31,215
SBS Holdings, Inc.	900	22,769

Total Air Freight & Logistics		134,124

Auto Components - 5.3%
Daido Metal Co., Ltd.	5,900	29,201
Daikyonishikawa Corp.	5,700	45,989
Eagle Industry Co., Ltd.(a)	4,800	46,073
Exedy Corp.	2,700	33,134
FCC Co., Ltd.	2,300	39,720
Futaba Industrial Co., Ltd.	3,700	18,922
G-Tekt Corp.	2,598	37,821
JTEKT Corp.	25,200	195,508
Musashi Seimitsu Industry Co., Ltd.	1,200	19,015
NHK Spring Co., Ltd.	3,900	26,744
Nifco, Inc.	4,000	156,715
Nihon Tokushu Toryo Co., Ltd.	2,100	24,550
NOK Corp.	5,000	53,707
Pacific Industrial Co., Ltd.	2,900	30,167
Riken Corp.	1,100	22,683
Shoei Co., Ltd.	1,100	44,162
Sumitomo Riko Co., Ltd.	2,300	13,544
Sumitomo Rubber Industries Ltd.(a)	12,700	109,108
Tokai Rika Co., Ltd.	4,725	79,860
Topre Corp.	1,900	29,095
Toyo Tire Corp.(a)	6,800	103,273
Toyoda Gosei Co., Ltd.	3,900	113,134
Toyota Boshoku Corp.	7,100	115,187
TPR Co., Ltd.	2,406	32,998
TS Tech Co., Ltd.	3,200	98,872
Yokohama Rubber Co., Ltd. (The)(a)	11,700	173,837

Total Auto Components		1,693,019

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	3,900	32,335

Banks - 6.9%
77 Bank Ltd. (The)	3,200	43,516
Aichi Bank Ltd. (The)	800	22,765
Akita Bank Ltd. (The)	2,100	27,866
Aomori Bank Ltd. (The)	900	20,939
Awa Bank Ltd. (The)	1,000	22,645
Bank of Iwate Ltd. (The)	1,000	19,430
Bank of Nagoya Ltd. (The)	1,000	24,718
Bank of Okinawa Ltd. (The)	1,040	27,590
Bank of Saga Ltd. (The)	2,700	34,389
Bank of the Ryukyus Ltd.	1,400	10,346
Chugoku Bank Ltd. (The)	7,600	60,877
Chukyo Bank Ltd. (The)	900	17,007
Daishi Hokuetsu Financial Group, Inc.	4,200	90,310
Ehime Bank Ltd. (The)	1,700	16,367
FIDEA Holdings Co., Ltd.	23,200	23,819
Fukui Bank Ltd. (The)	1,200	22,049
Gunma Bank Ltd. (The)	27,100	83,469
Hachijuni Bank Ltd. (The)	28,900	96,011
Hokkoku Bank Ltd. (The)	900	22,830
Hokuhoku Financial Group, Inc.	7,400	70,169
Hyakugo Bank Ltd. (The)	12,300	35,502
Hyakujushi Bank Ltd. (The)	1,500	21,589
Iyo Bank Ltd. (The)	16,000	100,266
Jimoto Holdings, Inc.	1,040	8,310
Juroku Bank Ltd. (The)	2,600	47,268
Keiyo Bank Ltd. (The)	5,700	23,022
Kiyo Bank Ltd. (The)	2,398	34,259
Kyushu Financial Group, Inc.	17,100	70,060
Mebuki Financial Group, Inc.	96,400	189,541
Miyazaki Bank Ltd. (The)	1,400	29,886
Musashino Bank Ltd. (The)	2,500	36,200
Nanto Bank Ltd. (The)	2,500	42,181
Nishi-Nippon Financial Holdings, Inc.	12,100	77,233
North Pacific Bank Ltd.(a)	29,100	61,444
Ogaki Kyoritsu Bank Ltd. (The)	2,000	40,602
Oita Bank Ltd. (The)	1,100	21,681
San ju San Financial Group, Inc.	2,500	30,510
San-In Godo Bank Ltd. (The)	7,000	33,358
Senshu Ikeda Holdings, Inc.	12,700	18,205
Seven Bank Ltd.	125,300	264,569
Shiga Bank Ltd. (The)	1,600	32,699
Shikoku Bank Ltd. (The)	2,900	19,100
Suruga Bank Ltd.	6,500	21,280
Tochigi Bank Ltd. (The)(a)	8,100	13,494
Toho Bank Ltd. (The)	5,100	10,275
Tokyo Kiraboshi Financial Group, Inc.(a)	1,400	14,997
TOMONY Holdings, Inc.	7,500	22,665
Towa Bank Ltd. (The)	3,300	20,169
Yamagata Bank Ltd. (The)(a)	1,500	14,921
Yamaguchi Financial Group, Inc.	15,200	85,536
Yamanashi Chuo Bank Ltd. (The)	2,200	16,408

Total Banks		2,214,342

Beverages - 0.4%
Sapporo Holdings Ltd.(a)	2,900	55,924
Takara Holdings, Inc.	5,700	71,164

Total Beverages		127,088

Building Products - 2.3%
Aica Kogyo Co., Ltd.	3,500	120,853
Bunka Shutter Co., Ltd.	4,300	40,524
Central Glass Co., Ltd.	1,900	41,333
Kondotec, Inc.	2,000	21,909
Nichias Corp.	4,100	97,372
Nichiha Corp.	800	25,183
Nihon Flush Co., Ltd.(a)	1,200	15,203
Nippon Aqua Co., Ltd.	1,300	8,172
Nitto Boseki Co., Ltd.	600	26,442
Noritz Corp.	1,200	18,724
Okabe Co., Ltd.(a)	2,300	17,243
Sanwa Holdings Corp.	11,900	138,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

Investments	Shares	Value
Shin Nippon Air Technologies Co., Ltd.	1,300	$28,255
Sinko Industries Ltd.	1,700	29,210
Takara Standard Co., Ltd.	2,517	36,983
Takasago Thermal Engineering Co., Ltd.	4,100	62,148

Total Building Products		728,096

Capital Markets - 1.7%
GCA Corp.(a)	4,300	30,612
GMO Financial Holdings, Inc.(a)	12,500	86,324
Ichiyoshi Securities Co., Ltd.(a)	4,900	22,164
IwaiCosmo Holdings, Inc.	3,600	45,713
Kyokuto Securities Co., Ltd.	3,300	22,086
Marusan Securities Co., Ltd.(a)	5,700	25,561
Matsui Securities Co., Ltd.	19,000	149,063
Mito Securities Co., Ltd.	4,500	9,938
Monex Group, Inc.	9,765	36,508
Morningstar Japan K.K.(a)	6,699	29,782
Okasan Securities Group, Inc.	7,700	27,967
Sparx Group Co., Ltd.	12,100	29,885
Tokai Tokyo Financial Holdings, Inc.	9,700	28,655

Total Capital Markets		544,258

Chemicals - 9.7%
ADEKA Corp.	8,400	146,529
Arakawa Chemical Industries Ltd.	1,900	21,770
Asahi Yukizai Corp.	1,900	27,807
C.I. Takiron Corp.	8,200	54,802
Chugoku Marine Paints Ltd.	5,700	57,362
Daicel Corp.	23,300	169,935
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	600	14,000
Denka Co., Ltd.	5,200	202,973
DIC Corp.(a)	4,600	116,019
Fujimi, Inc.	1,800	68,255
Fujimori Kogyo Co., Ltd.	800	36,961
Fuso Chemical Co., Ltd.	1,100	39,581
Hokko Chemical Industry Co., Ltd.	1,500	16,708
JCU Corp.	700	26,950
JSP Corp.	717	12,021
Kaneka Corp.	3,548	124,057
KH Neochem Co., Ltd.	1,400	37,032
Koatsu Gas Kogyo Co., Ltd.	1,800	13,860
Konishi Co., Ltd.	1,600	25,927
Kumiai Chemical Industry Co., Ltd.	2,794	25,140
Kureha Corp.	1,300	91,539
Lintec Corp.	5,900	130,178
Moriroku Holdings Co., Ltd.	700	14,835
Nihon Nohyaku Co., Ltd.	5,400	26,361
Nihon Parkerizing Co., Ltd.	5,200	53,841
Nippon Kayaku Co., Ltd.	9,200	85,188
Nippon Pillar Packing Co., Ltd.(a)	2,000	31,169
Nippon Shokubai Co., Ltd.	1,800	100,770
Nippon Soda Co., Ltd.	2,000	59,373
Okamoto Industries, Inc.	600	22,984
Osaka Organic Chemical Industry Ltd.	900	27,895
Osaka Soda Co., Ltd.	1,777	46,850
Sakata INX Corp.(a)	3,000	33,648
Sanyo Chemical Industries Ltd.	1,700	90,726
Sekisui Kasei Co., Ltd.	3,400	17,454
Shikoku Chemicals Corp.	1,700	19,759
Shin-Etsu Polymer Co., Ltd.	4,200	38,361
Sumitomo Bakelite Co., Ltd.	1,600	55,015
Sumitomo Seika Chemicals Co., Ltd.	1,100	43,736
T Hasegawa Co., Ltd.	1,900	39,934
Taiyo Holdings Co., Ltd.	1,600	94,687
Takasago International Corp.	900	20,694
Tayca Corp.	400	5,854
Tokai Carbon Co., Ltd.(a)	10,900	136,191
Tokuyama Corp.	3,000	67,325
Tokyo Ohka Kogyo Co., Ltd.(a)	1,300	91,288
Toyo Ink SC Holdings Co., Ltd.(a)	4,500	85,994
Toyobo Co., Ltd.	3,400	45,445
Ube Industries Ltd.	8,380	151,943
Valqua Ltd.	2,000	39,789
Zeon Corp.	6,100	87,383

Total Chemicals		3,093,898

Commercial Services & Supplies - 1.7%
Aeon Delight Co., Ltd.	1,700	44,227
Bell System24 Holdings, Inc.	2,500	39,154
CTS Co., Ltd.	1,600	14,846
Daiseki Co., Ltd.	1,200	35,159
Japan Elevator Service Holdings Co., Ltd.	600	15,249
Kokuyo Co., Ltd.(a)	4,400	59,536
Mitsubishi Pencil Co., Ltd.(a)	2,100	27,988
Nippon Air Conditioning Services Co., Ltd.(a)	3,300	24,100
Nippon Kanzai Co., Ltd.	1,500	30,118
Nippon Parking Development Co., Ltd.	18,700	27,893
Okamura Corp.	5,300	47,382
Pilot Corp.(a)	800	22,440
Relia, Inc.	4,200	52,030
Sato Holdings Corp.	1,700	36,636
Takara & Co. Ltd.	800	13,552
Toppan Forms Co., Ltd.	3,500	35,832
Uchida Yoko Co., Ltd.	200	8,204

Total Commercial Services & Supplies		534,346

Construction & Engineering - 6.7%
Asanuma Corp.	900	34,694
Dai-Dan Co., Ltd.	1,600	46,119
Daiho Corp.	700	24,679
Fudo Tetra Corp.	1,300	21,934
Hazama Ando Corp.	10,900	76,013
JDC Corp.(a)	6,500	35,760
JGC Holdings Corp.	4,700	43,884
Kandenko Co., Ltd.	11,800	99,776
Kumagai Gumi Co., Ltd.	2,500	62,909
Kyudenko Corp.	2,500	80,633
Maeda Corp.	4,900	43,521
Maeda Road Construction Co., Ltd.	6,100	102,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

Investments	Shares	Value
Meisei Industrial Co., Ltd.	3,200	$24,269
Mirait Holdings Corp.	3,444	58,976
Nippon Densetsu Kogyo Co., Ltd.	1,400	28,923
Nippon Koei Co., Ltd.	800	21,975
Nishimatsu Construction Co., Ltd.	2,800	57,332
Nittoc Construction Co., Ltd.	4,100	31,412
Okumura Corp.	3,000	74,125
OSJB Holdings Corp.	8,000	21,619
Penta-Ocean Construction Co., Ltd.	18,400	158,078
Raito Kogyo Co., Ltd.	3,000	52,710
Raiznext Corp.	4,300	51,061
Sanki Engineering Co., Ltd.	9,300	109,263
Seikitokyu Kogyo Co., Ltd.	4,900	39,771
Shinnihon Corp.	1,800	14,453
SHO-BOND Holdings Co., Ltd.	1,600	77,641
Sumitomo Densetsu Co., Ltd.(a)	2,000	50,850
Sumitomo Mitsui Construction Co., Ltd.	10,740	44,522
Taihei Dengyo Kaisha Ltd.	1,100	25,038
Taikisha Ltd.	2,400	62,949
Takamatsu Construction Group Co., Ltd.	2,200	43,576
Tekken Corp.	700	12,407
Toa Corp.	1,300	25,082
Toa Road Corp.	500	18,330
Tobishima Corp.	1,800	18,829
Toda Corp.	16,900	111,799
Tokyu Construction Co., Ltd.	9,300	44,588
Totetsu Kogyo Co., Ltd.	2,200	58,151
Toyo Construction Co., Ltd.	5,700	24,237
Wakachiku Construction Co., Ltd.	1,000	11,361
Yahagi Construction Co., Ltd.	3,700	31,752
Yokogawa Bridge Holdings Corp.	1,800	38,042
Yurtec Corp.	3,700	29,852

Total Construction & Engineering		2,145,108

Construction Materials - 0.5%
Asia Pile Holdings Corp.	6,100	28,005
Krosaki Harima Corp.	400	15,284
Shinagawa Refractories Co., Ltd.	1,400	33,968
Sumitomo Osaka Cement Co., Ltd.	2,400	70,086
Vertex Corp.(a)	1,200	20,898

Total Construction Materials		168,241

Consumer Finance - 2.0%
AEON Financial Service Co., Ltd.	15,500	185,559
Credit Saison Co., Ltd.	11,400	130,954
Hitachi Capital Corp.	8,300	200,255
Jaccs Co., Ltd.	3,000	53,116
Orient Corp.	70,200	78,873

Total Consumer Finance		648,757

Containers & Packaging - 1.0%
Fuji Seal International, Inc.	1,400	27,324
Hokkan Holdings Ltd.	1,500	20,355
Kohsoku Corp.	1,100	17,462
Pack Corp. (The)	700	19,167
Rengo Co., Ltd.	17,281	144,615
Tomoku Co., Ltd.	1,400	23,174
Toyo Seikan Group Holdings Ltd.	4,900	53,487

Total Containers & Packaging		305,584

Distributors - 0.3%
Arata Corp.	500	23,730
Doshisha Co., Ltd.	2,300	43,373
Happinet Corp.(a)	1,900	28,856

Total Distributors		95,959

Diversified Consumer Services - 0.5%
Asante, Inc.	1,100	15,918
Benesse Holdings, Inc.	2,800	54,592
Japan Best Rescue System Co., Ltd.	700	6,102
Riso Kyoiku Co., Ltd.	6,500	19,202
Sprix Ltd.	1,500	11,187
Studio Alice Co., Ltd.	1,000	18,674
Tokyo Individualized Educational Institute, Inc.	4,800	28,360

Total Diversified Consumer Services		154,035

Diversified Financial Services - 1.0%
eGuarantee, Inc.	600	13,070
Fuyo General Lease Co., Ltd.	1,700	112,296
Japan Investment Adviser Co., Ltd.	800	10,321
Japan Securities Finance Co., Ltd.	7,400	38,561
Mizuho Leasing Co., Ltd.	2,300	69,170
NEC Capital Solutions Ltd.	1,400	25,628
Ricoh Leasing Co., Ltd.	1,700	50,550

Total Diversified Financial Services		319,596

Diversified Telecommunication Services - 0.3%
ARTERIA Networks Corp.	3,700	53,576
Asahi Net, Inc.	1,600	12,708
Internet Initiative Japan, Inc.	1,600	31,490

Total Diversified Telecommunication Services		97,774

Electric Utilities - 0.8%
Hokkaido Electric Power Co., Inc.(a)	7,800	28,331
Hokuriku Electric Power Co.	9,700	63,135
Okinawa Electric Power Co., Inc. (The)	5,283	70,921
Shikoku Electric Power Co., Inc.	13,400	87,218

Total Electric Utilities		249,605

Electrical Equipment - 1.6%
Daihen Corp.	1,000	48,622
Denyo Co., Ltd.	1,000	20,824
Furukawa Electric Co., Ltd.	2,826	76,148
GS Yuasa Corp.	2,300	66,030
Idec Corp.	1,400	24,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

Investments	Shares	Value
Mabuchi Motor Co., Ltd.(a)	2,400	$104,489
Nippon Carbon Co., Ltd.(a)	800	30,568
Nissin Electric Co., Ltd.	3,900	46,122
Nitto Kogyo Corp.	2,400	47,491
Tatsuta Electric Wire and Cable Co., Ltd.	4,700	34,188

Total Electrical Equipment		499,175

Electronic Equipment, Instruments & Components - 5.5%
Ai Holdings Corp.	1,700	34,166
Alps Alpine Co., Ltd.	4,600	60,505
Amano Corp.	3,700	88,446
Canon Electronics, Inc.	2,700	39,201
Canon Marketing Japan, Inc.(a)	7,500	171,001
CONEXIO Corp.	2,900	40,138
Daiwabo Holdings Co., Ltd.	1,000	88,915
Dexerials Corp.	4,500	58,797
Elematec Corp.	2,258	22,155
ESPEC Corp.	1,600	32,017
Hakuto Co., Ltd.	2,400	24,966
Horiba Ltd.	1,200	70,318
Innotech Corp.	2,300	22,455
Iriso Electronics Co., Ltd.	500	21,599
Japan Aviation Electronics Industry Ltd.	2,800	42,822
Kaga Electronics Co., Ltd.	2,300	53,109
Kyosan Electric Manufacturing Co., Ltd.(a)	5,300	21,663
Macnica Fuji Electronics Holdings, Inc.	3,900	76,493
Meiko Electronics Co., Ltd.	800	14,924
Nichicon Corp.	3,800	48,031
Nippon Ceramic Co., Ltd.	1,300	36,528
Nippon Electric Glass Co., Ltd.(a)	8,000	174,807
Nippon Signal Co., Ltd.	3,600	32,811
Nissha Co., Ltd.(a)	2,400	34,822
Nohmi Bosai Ltd.	2,166	47,203
Oki Electric Industry Co., Ltd.	6,800	60,001
Optex Group Co., Ltd.	1,000	18,267
Osaki Electric Co., Ltd.	3,800	21,310
Restar Holdings Corp.	2,500	53,780
Riken Keiki Co., Ltd.	900	26,762
Ryoden Corp.	2,000	30,026
Ryosan Co., Ltd.	1,100	19,881
Sanshin Electronics Co., Ltd.(a)	1,700	34,051
Siix Corp.(a)	1,400	20,923
Tachibana Eletech Co., Ltd.	1,700	27,580
Tokyo Electron Device Ltd.	800	24,524
Tsuzuki Denki Co., Ltd.	1,900	30,089
V Technology Co., Ltd.	300	17,086

Total Electronic Equipment, Instruments & Components		1,742,172

Energy Equipment & Services - 0.1%
Toyo Kanetsu K.K.	1,100	22,395

Entertainment - 1.0%
Akatsuki, Inc.	300	12,015
Avex, Inc.	3,700	40,998
COLOPL, Inc.(a)	3,700	36,625
Daiichikosho Co., Ltd.	2,800	96,683
GungHo Online Entertainment, Inc.(a)	1,700	38,003
Marvelous, Inc.	3,900	33,430
Toei Animation Co., Ltd.(a)	900	70,521

Total Entertainment		328,275

Food & Staples Retailing - 2.8%
Aeon Hokkaido Corp.	2,300	21,765
Ain Holdings, Inc.	400	24,679
Arcs Co., Ltd.	1,900	42,676
Axial Retailing, Inc.	900	43,760
Belc Co., Ltd.	600	36,263
Cawachi Ltd.	900	25,620
cocokara fine, Inc.(a)	600	44,341
Create SD Holdings Co., Ltd.	1,800	67,558
G-7 Holdings, Inc.	1,300	29,388
Heiwado Co., Ltd.	1,300	27,890
Inageya Co., Ltd.(a)	1,100	19,412
JM Holdings Co., Ltd.	1,000	22,248
Kato Sangyo Co., Ltd.	1,700	57,548
Kusuri no Aoki Holdings Co., Ltd.	200	17,415
Life Corp.	1,500	51,794
Maxvalu Tokai Co., Ltd.	1,300	32,763
Mitsubishi Shokuhin Co., Ltd.	1,500	41,581
Nihon Chouzai Co., Ltd.(a)	1,300	18,786
Okuwa Co., Ltd.	2,100	26,442
Qol Holdings Co., Ltd.(a)	1,500	16,345
Retail Partners Co., Ltd.	1,200	16,958
San-A Co., Ltd.	600	25,367
United Super Markets Holdings, Inc.	3,200	35,023
Valor Holdings Co., Ltd.	2,500	63,998
Yaoko Co., Ltd.	900	62,676
Yokohama Reito Co., Ltd.	2,700	22,543

Total Food & Staples Retailing		894,839

Food Products - 3.2%
Ariake Japan Co., Ltd.	600	43,121
DyDo Group Holdings, Inc.	300	15,575
Feed One Co., Ltd.(a)	3,100	26,122
Fuji Oil Holdings, Inc.	3,451	98,504
Fujicco Co., Ltd.	800	15,513
Hokuto Corp.	2,100	42,450
Itoham Yonekyu Holdings, Inc.	15,900	103,644
J-Oil Mills, Inc.	800	27,391
Kakiyasu Honten Co., Ltd.	800	20,193
Kameda Seika Co., Ltd.	600	28,156
Kotobuki Spirits Co., Ltd.	400	20,766
Kyokuyo Co., Ltd.(a)	1,000	28,582
Marudai Food Co., Ltd.	1,300	21,305
Maruha Nichiro Corp.	1,600	34,404
Megmilk Snow Brand Co., Ltd.	1,600	34,202
Mitsui Sugar Co., Ltd.	500	8,795
Morinaga & Co., Ltd.	1,500	56,371
Morinaga Milk Industry Co., Ltd.	1,300	63,964
Nippn Corp.	2,300	35,888
Nippon Suisan Kaisha Ltd.	11,100	45,800
Nisshin Oillio Group Ltd. (The)	1,300	38,215
Prima Meat Packers Ltd.	2,100	66,512
Riken Vitamin Co., Ltd.	2,100	27,683
Rock Field Co., Ltd.(a)	1,300	19,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

Investments	Shares	Value
S Foods, Inc.	900	$29,333
Sakata Seed Corp.	700	24,238
Showa Sangyo Co., Ltd.	1,500	44,239

Total Food Products		1,020,709

Gas Utilities - 0.5%
Nippon Gas Co., Ltd.	1,600	85,699
Saibu Gas Co., Ltd.	1,600	48,196
Shizuoka Gas Co., Ltd.	1,900	19,029

Total Gas Utilities		152,924

Health Care Equipment & Supplies - 1.5%
Daiken Medical Co., Ltd.	2,200	11,400
Eiken Chemical Co., Ltd.	1,100	21,895
Hogy Medical Co., Ltd.	1,100	35,745
Japan Lifeline Co., Ltd.	2,800	44,124
Jeol Ltd.	800	37,697
Mani, Inc.	1,400	38,076
Menicon Co., Ltd.	400	24,214
Nagaileben Co., Ltd.	1,400	40,016
Nakanishi, Inc.	2,500	54,845
Nihon Kohden Corp.	2,200	81,825
Nipro Corp.	1,823	21,436
Paramount Bed Holdings Co., Ltd.	1,203	54,822

Total Health Care Equipment & Supplies		466,095

Health Care Providers & Services - 1.4%
As One Corp.	500	85,476
BML, Inc.	1,100	34,147
H.U. Group Holdings, Inc.(a)	2,400	64,600
Ship Healthcare Holdings, Inc.	1,759	97,793
Solasto Corp.	2,400	37,147
Toho Holdings Co., Ltd.	2,300	40,388
Tokai Corp.	1,000	19,710
Tsukui Holdings Corp	2,900	15,365
Vital KSK Holdings, Inc.	3,700	29,100
WIN-Partners Co., Ltd.	1,800	21,514

Total Health Care Providers & Services		445,240

Hotels, Restaurants & Leisure - 1.4%
Doutor Nichires Holdings Co., Ltd.	600	8,618
Fuji Kyuko Co., Ltd.	400	18,655
Hiday Hidaka Corp.(a)	1,622	27,242
Ichibanya Co., Ltd.(a)	1,100	54,870
KFC Holdings Japan Ltd.	1,100	31,345
KOMEDA Holdings Co., Ltd.	2,000	36,128
Koshidaka Holdings Co., Ltd.(a)	5,000	21,502
Kyoritsu Maintenance Co., Ltd.	800	29,754
MOS Food Services, Inc.	800	22,603
Ohsho Food Service Corp.	800	44,864
Resorttrust, Inc.	2,600	37,119
Saizeriya Co., Ltd.(a)	1,000	18,480
St. Marc Holdings Co., Ltd.	1,500	20,340
Sushiro Global Holdings Ltd.	1,100	42,084
Tokyotokeiba Co., Ltd.	700	31,730

Total Hotels, Restaurants & Leisure		445,334

Household Durables - 1.7%
ES-Con Japan Ltd.(a)	4,300	33,985
FJ Next Co., Ltd.(a)	2,900	27,695
Foster Electric Co., Ltd.	1,400	17,262
France Bed Holdings Co., Ltd.	2,800	24,435
Fuji Corp., Ltd.	3,300	20,712
Hinokiya Group Co., Ltd.(a)	1,600	33,536
Hoosiers Holdings(a)	5,200	33,493
Ki-Star Real Estate Co., Ltd.	800	19,573
LEC, Inc.	1,100	13,808
Pressance Corp.(a)	2,000	34,403
Sanei Architecture Planning Co., Ltd.	900	14,828
Sangetsu Corp.	3,900	58,588
Sumitomo Forestry Co., Ltd.	5,000	104,315
Tama Home Co., Ltd.	2,400	34,218
Tamron Co., Ltd.(a)	1,800	31,835
Toa Corp.	2,600	21,430
Zojirushi Corp.	1,800	32,149

Total Household Durables		556,265

Household Products - 0.2%
Earth Corp.(a)	700	39,459
ST Corp.	1,200	22,746

Total Household Products		62,205

Independent Power & Renewable Electricity Producers - 0.9%
Electric Power Development Co., Ltd.	15,000	206,451
eRex Co., Ltd.(a)	1,200	24,152
West Holdings Corp.	1,100	50,554

Total Independent Power & Renewable Electricity Producers		281,157

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.(a)	8,900	64,825
TOKAI Holdings Corp.	6,400	63,600

Total Industrial Conglomerates		128,425

Interactive Media & Services - 0.2%
Dip Corp.	2,200	58,663
MTI Ltd.	2,000	15,923

Total Interactive Media & Services		74,586

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.	1,200	44,748
Belluna Co., Ltd.	2,900	31,852

Total Internet & Direct Marketing Retail		76,600

IT Services - 2.7%
Comture Corp.(a)	500	14,146
Digital Garage, Inc.	600	24,728
DTS Corp.	2,100	43,243
Future Corp.(a)	1,400	23,920
GMO GlobalSign Holdings K.K.	100	8,572
GMO Internet, Inc.	1,700	48,755
ID Holdings Corp.	1,300	15,903
Ines Corp.	1,600	21,634
Infocom Corp.	1,000	32,835
Infomart Corp.	2,000	19,061
Information Services International-Dentsu Ltd.	1,800	54,482
Itfor, Inc.	2,300	20,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

Investments	Shares	Value
JBCC Holdings, Inc.	1,600	$22,517
Kanematsu Electronics Ltd.	2,000	80,391
Mitsubishi Research Institute, Inc.	1,000	41,406
NEC Networks & System Integration Corp.	5,100	88,124
NS Solutions Corp.	2,700	79,500
NSD Co., Ltd.	3,800	81,856
SB Technology Corp.	500	16,902
TDC Soft, Inc.	1,700	16,350
TechMatrix Corp.	700	14,557
TKC Corp.	1,000	74,967
Transcosmos, Inc.	1,200	30,278

Total IT Services		874,978

Leisure Products - 1.2%
Furyu Corp.	2,200	24,313
GLOBERIDE, Inc.	400	16,253
Heiwa Corp.	7,300	100,614
Mizuno Corp.	1,500	29,202
Sankyo Co., Ltd.	6,000	162,138
Tomy Co., Ltd.	3,700	32,612

Total Leisure Products		365,132

Life Sciences Tools & Services - 0.0%
EPS Holdings, Inc.	900	8,508

Machinery - 4.7%
Aichi Corp.	3,400	30,198
Aida Engineering Ltd.	3,400	31,812
Alinco, Inc.	2,500	22,858
CKD Corp.	900	19,248
DMG Mori Co., Ltd.(a)	3,800	57,748
Ebara Corp.	2,200	71,810
Fujitec Co., Ltd.	3,600	77,652
Furukawa Co., Ltd.	2,400	28,476
Giken Ltd.	1,000	41,310
Glory Ltd.	2,400	48,374
Hitachi Zosen Corp.	9,235	50,985
Japan Steel Works Ltd. (The)	1,403	41,786
Kitz Corp.	2,400	14,575
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,700	23,085
Meidensha Corp.	1,500	33,735
METAWATER Co., Ltd.	1,600	35,984
Mitsubishi Logisnext Co., Ltd.	2,200	25,229
Mitsuboshi Belting Ltd.	1,600	26,330
Morita Holdings Corp.	1,800	30,580
Nachi-Fujikoshi Corp.	800	33,164
Nikkiso Co., Ltd.(a)	2,100	20,421
Nikko Co., Ltd.	3,500	24,340
Nissei ASB Machine Co., Ltd.	300	17,115
Nitta Corp.	1,300	28,079
Noritake Co., Ltd.	600	17,399
Obara Group, Inc.(a)	800	30,452
Oiles Corp.	900	14,139
OKUMA Corp.	600	33,532
Organo Corp.	500	29,687
OSG Corp.	2,100	40,090
Sansei Technologies, Inc.	2,300	13,700
Shibaura Machine Co., Ltd.	2,200	50,224
Shibuya Corp.	600	20,573
Shinmaywa Industries Ltd.	4,100	35,105
Shinwa Co., Ltd.	1,500	31,120
Sodick Co., Ltd.(a)	2,900	24,746
Star Micronics Co., Ltd.(a)	2,100	33,642
Sumitomo Heavy Industries Ltd.	3,000	73,979
Takeuchi Manufacturing Co., Ltd.	1,300	30,610
Takuma Co., Ltd.	2,200	39,272
Technoflex Corp.	1,000	9,802
Teikoku Electric Manufacturing Co., Ltd.	1,700	19,858
Tocalo Co., Ltd.	2,100	28,781
Tsubakimoto Chain Co.	1,200	31,463
Tsugami Corp.	1,300	19,630
Union Tool Co.	600	17,986
YAMABIKO Corp.	1,600	20,084

Total Machinery		1,500,768

Marine - 0.9%
Iino Kaiun Kaisha Ltd.	7,200	29,917
Mitsui OSK Lines Ltd.	2,800	85,428
Nippon Yusen K.K.	6,200	144,243
NS United Kaiun Kaisha Ltd.	1,100	14,863

Total Marine		274,451

Media - 1.2%
FAN Communications, Inc.(a)	5,500	22,321
Gakken Holdings Co., Ltd.	1,100	18,645
Intage Holdings, Inc.	3,200	35,054
Kadokawa Corp.	1,700	61,664
Proto Corp.	1,500	15,124
SKY Perfect JSAT Holdings, Inc.	17,900	88,074
Tow Co., Ltd.(a)	4,700	12,245
Tv Tokyo Holdings Corp.	900	20,067
ValueCommerce Co., Ltd.	800	24,718
Wowow, Inc.	1,900	52,172
Zenrin Co., Ltd.	2,100	25,649

Total Media		375,733

Metals & Mining - 2.7%
Asahi Holdings, Inc.	3,800	134,893
Daido Steel Co., Ltd.	1,100	45,867
Daiki Aluminium Industry Co., Ltd.	4,800	36,356
Dowa Holdings Co., Ltd.	2,900	104,911
Godo Steel Ltd.	3,300	62,040
Kurimoto Ltd.	1,700	26,444
Kyoei Steel Ltd.	4,400	60,942
Maruichi Steel Tube Ltd.	4,500	99,550
Mitsubishi Materials Corp.	4,500	94,581
Mitsui Mining & Smelting Co., Ltd.	2,300	84,319
Toho Titanium Co., Ltd.	3,100	26,603
Tokyo Steel Manufacturing Co., Ltd.(a)	8,700	56,289
Tokyo Tekko Co., Ltd.	1,000	19,797
UACJ Corp.	453	8,301

Total Metals & Mining		860,893

Multiline Retail - 0.6%
Izumi Co., Ltd.	2,600	94,058
MrMax Holdings Ltd.	1,900	14,225
Takashimaya Co., Ltd.	8,600	73,718

Total Multiline Retail		182,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)
December 31, 2020

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 1.3%
Cosmo Energy Holdings Co., Ltd.	7,000	$124,548
Itochu Enex Co., Ltd.	9,200	90,445
Iwatani Corp.	1,800	110,882
Sala Corp.(a)	4,500	24,887
San-Ai Oil Co., Ltd.	3,200	34,621
Sinanen Holdings Co., Ltd.	800	22,975

Total Oil, Gas & Consumable Fuels		408,358

Paper & Forest Products - 0.7%
Daiken Corp.	1,600	27,151
Daio Paper Corp.	3,400	65,994
Hokuetsu Corp.	10,300	40,903
Nippon Paper Industries Co., Ltd.	6,300	72,858

Total Paper & Forest Products		206,906

Personal Products - 0.5%
Kitanotatsujin Corp.(a)	1,500	6,727
Mandom Corp.	1,600	26,314
Milbon Co., Ltd.	500	31,817
Noevir Holdings Co., Ltd.	2,100	92,954
Shinnihonseiyaku Co., Ltd.	300	8,255

Total Personal Products		166,067

Pharmaceuticals - 2.2%
Fuji Pharma Co., Ltd.	1,800	21,688
Kaken Pharmaceutical Co., Ltd.	3,700	142,811
KYORIN Holdings, Inc.	5,900	110,920
Mochida Pharmaceutical Co., Ltd.	1,400	53,223
Nichi-iko Pharmaceutical Co., Ltd.	2,400	22,641
Sawai Pharmaceutical Co., Ltd.	2,700	122,388
Seikagaku Corp.	2,900	28,566
Taiko Pharmaceutical Co., Ltd.(a)	1,100	17,175
Towa Pharmaceutical Co., Ltd.	1,800	33,369
Tsumura & Co.	3,700	111,095
ZERIA Pharmaceutical Co., Ltd.	2,500	46,031

Total Pharmaceuticals		709,907

Professional Services - 2.3%
Altech Corp.(a)	1,750	35,561
BayCurrent Consulting, Inc.	200	35,043
BeNEXT Group, Inc.(a)	2,200	27,211
en-japan, Inc.	2,000	59,858
Forum Engineering, Inc.	2,300	19,381
FULLCAST Holdings Co., Ltd.(a)	1,300	20,197
Funai Soken Holdings, Inc.(a)	1,240	30,278
IR Japan Holdings Ltd.	200	31,924
JAC Recruitment Co., Ltd.(a)	3,000	54,976
Meitec Corp.	1,800	93,447
Nexyz Group Corp.	900	7,575
Nisso Corp.	1,700	11,262
Nomura Co., Ltd.	7,500	61,892
Outsourcing, Inc.(a)	3,500	46,816
SMS Co., Ltd.	500	19,129
Tanseisha Co., Ltd.	4,300	34,110
TechnoPro Holdings, Inc.	1,000	82,813
Weathernews, Inc.	400	21,541
Yumeshin Holdings Co., Ltd.(a)	5,100	34,430

Total Professional Services		727,444

Real Estate Management & Development - 2.9%
Aoyama Zaisan Networks Co., Ltd.(a)	1,100	17,111
Daibiru Corp.	3,300	41,743
Goldcrest Co., Ltd.	3,000	46,695
Heiwa Real Estate Co., Ltd.	1,900	68,643
Ichigo, Inc.	18,900	56,749
Katitas Co., Ltd.	1,600	51,528
Keihanshin Building Co., Ltd.(a)	2,000	36,050
Kenedix, Inc.(a)	11,100	80,418
Nippon Commercial Development Co., Ltd.(a)	1,500	24,364
Raysum Co., Ltd.(a)	3,300	30,205
SAMTY Co., Ltd.	3,100	53,896
Shinoken Group Co., Ltd.	4,000	43,121
Star Mica Holdings Co., Ltd.	900	11,768
Starts Corp., Inc.	2,800	77,726
Sun Frontier Fudousan Co., Ltd.	4,200	36,286
Takara Leben Co., Ltd.	12,500	37,169
TOC Co., Ltd.	3,200	21,572
Tokyo Tatemono Co., Ltd.(a)	12,200	167,204
Tosei Corp.	3,200	36,635

Total Real Estate Management & Development		938,883

Road & Rail - 1.6%
Fukuyama Transporting Co., Ltd.	800	33,667
Hamakyorex Co., Ltd.	900	25,550
Ichinen Holdings Co., Ltd.(a)	1,500	18,379
Maruzen Showa Unyu Co., Ltd.	900	30,336
Nikkon Holdings Co., Ltd.	2,900	58,059
Nishi-Nippon Railroad Co., Ltd.	1,200	35,391
Sakai Moving Service Co., Ltd.	400	20,224
Sankyu, Inc.	2,000	75,452
Seino Holdings Co., Ltd.	10,400	146,564
Senko Group Holdings Co., Ltd.	7,200	70,155

Total Road & Rail		513,777

Semiconductors & Semiconductor Equipment - 1.3%
Ferrotec Holdings Corp.	1,600	27,259
Japan Material Co., Ltd.	2,600	35,609
Mimasu Semiconductor Industry Co., Ltd.	1,200	30,010
Optorun Co., Ltd.	2,100	42,897
Rorze Corp.	300	19,381
SCREEN Holdings Co., Ltd.	400	29,445
Shinko Electric Industries Co., Ltd.	2,800	64,003
Tokyo Seimitsu Co., Ltd.	1,300	61,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

Investments	Shares	Value
Ulvac, Inc.	1,500	$64,144
Yamaichi Electronics Co., Ltd.	1,900	28,524

Total Semiconductors & Semiconductor Equipment		402,340

Software - 0.9%
Broadleaf Co., Ltd.(a)	3,900	25,762
Computer Engineering & Consulting Ltd.	1,700	24,946
Cresco Ltd.	1,500	19,032
Cybernet Systems Co., Ltd.	2,200	20,222
Digital Arts, Inc.	200	18,403
Fuji Soft, Inc.	400	19,991
Fukui Computer Holdings, Inc.	600	23,304
Miroku Jyoho Service Co., Ltd.(a)	1,000	20,282
SRA Holdings	1,800	45,730
Systena Corp.	2,800	58,660
UNITED, Inc.	1,100	14,564

Total Software		290,896

Specialty Retail - 3.1%
Adastria Co., Ltd.	1,822	36,495
Alleanza Holdings Co., Ltd.(a)	1,600	19,635
Alpen Co., Ltd.(a)	1,300	29,766
Arcland Sakamoto Co., Ltd.	1,100	18,229
Autobacs Seven Co., Ltd.	5,900	81,547
Bic Camera, Inc.	4,800	53,233
Chiyoda Co., Ltd.	4,100	36,336
DCM Holdings Co., Ltd.	7,200	82,220
EDION Corp.	7,600	77,145
Geo Holdings Corp.	1,600	18,736
Honeys Holdings Co., Ltd.	2,200	22,331
Joshin Denki Co., Ltd.	700	18,462
Joyful Honda Co., Ltd.(a)	4,500	64,507
Keiyo Co., Ltd.	2,800	19,879
Kohnan Shoji Co., Ltd.	1,200	37,367
Kojima Co., Ltd.	2,900	19,971
Komeri Co., Ltd.	1,700	48,014
Nafco Co., Ltd.	1,200	23,362
Nojima Corp.	1,600	43,841
PAL GROUP Holdings Co., Ltd.	3,500	41,392
PC Depot Corp.(a)	2,900	15,758
T-Gaia Corp.	3,300	61,848
VT Holdings Co., Ltd.	10,654	43,959
World Co., Ltd.	2,500	30,340
Xebio Holdings Co., Ltd.	2,200	17,537
Yellow Hat Ltd.	2,400	39,006

Total Specialty Retail		1,000,916

Technology Hardware, Storage & Peripherals - 0.6%
Eizo Corp.	1,000	35,256
Elecom Co., Ltd.	1,300	67,112
MCJ Co., Ltd.	5,700	61,171
Wacom Co., Ltd.	4,100	34,350

Total Technology Hardware, Storage & Peripherals		197,889

Textiles, Apparel & Luxury Goods - 1.4%
Asics Corp.(a)	3,700	70,957
Baroque Japan Ltd.(a)	4,300	27,738
Fujibo Holdings, Inc.	800	29,832
Gunze Ltd.	1,000	32,544
Japan Wool Textile Co., Ltd. (The)(a)	5,200	50,265
Kurabo Industries Ltd.	1,200	21,119
Onward Holdings Co., Ltd.	31,239	62,632
Seiko Holdings Corp.(a)	4,000	51,102
Seiren Co., Ltd.(a)	2,200	33,263
Wacoal Holdings Corp.	1,800	36,193
Yondoshi Holdings, Inc.	1,900	36,714

Total Textiles, Apparel & Luxury Goods		452,359

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.	1,600	28,034

Trading Companies & Distributors - 2.9%
Advan Co., Ltd.	1,600	18,643
Alconix Corp.	1,600	22,641
Chori Co., Ltd.	1,200	18,201
Gecoss Corp.	3,200	29,755
Hanwa Co., Ltd.	1,000	26,800
Inaba Denki Sangyo Co., Ltd.	2,600	63,612
Inabata & Co., Ltd.	3,500	48,884
Kamei Corp.	1,800	19,962
Kanamoto Co., Ltd.	800	17,171
Kanematsu Corp.	7,400	92,173
Nagase & Co., Ltd.	7,400	107,941
Nichiden Corp.(a)	1,000	21,677
Nippon Steel Trading Corp.	1,096	39,649
Nishio Rent All Co., Ltd.	700	14,645
Onoken Co., Ltd.	2,500	30,316
Sanyo Trading Co., Ltd.	2,100	20,015
Sojitz Corp.	88,100	196,261
Trusco Nakayama Corp.(a)	1,000	28,060
Wakita & Co., Ltd.	1,900	19,415
Yamazen Corp.	2,500	25,013
Yuasa Trading Co., Ltd.	1,600	51,373

Total Trading Companies & Distributors		912,207

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	3,900	71,129
Mitsubishi Logistics Corp.	2,300	68,836
Nissin Corp.	1,200	14,145

Total Transportation Infrastructure		154,110

Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	1,800	77,582

TOTAL COMMON STOCKS (Cost: $32,927,583)		32,112,700

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%
United States - 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $2,326,800)	2,326,800	2,326,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

TOTAL INVESTMENTS IN SECURITIES - 108.0% (Cost: $35,254,383)	34,439,500
Other Assets less Liabilities - (8.0)%	(2,552,392)

NET ASSETS - 100.0%	$31,887,108

(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,635,496 and the total market value of the collateral held by the Fund was $3,828,063. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,501,263.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/6/2021	229,188,815	JPY	2,219,884	USD	$0^	$—
Bank of America N.A.	1/6/2021	65,482,666	JPY	634,254	USD	0^	—
Bank of America N.A.	1/6/2021	2,250,209	USD	234,447,250	JPY	—	(20,607)
Bank of America N.A.	2/3/2021	2,232,260	USD	230,400,706	JPY	—	(123)
Bank of America N.A.	2/3/2021	637,802	USD	65,830,159	JPY	—	(35)
Bank of Montreal	1/6/2021	229,195,253	JPY	2,219,884	USD	63	—
Bank of Montreal	1/6/2021	2,250,209	USD	234,451,750	JPY	—	(20,651)
Bank of Montreal	2/3/2021	2,232,260	USD	230,408,296	JPY	—	(196)
Canadian Imperial Bank of Commerce	1/6/2021	229,196,585	JPY	2,219,884	USD	75	—
Canadian Imperial Bank of Commerce	1/6/2021	2,250,209	USD	234,459,176	JPY	—	(20,723)
Canadian Imperial Bank of Commerce	2/3/2021	2,232,260	USD	230,409,635	JPY	—	(209)
Citibank N.A.	1/6/2021	44,801,302	JPY	433,214	USD	724	—
Citibank N.A.	1/6/2021	229,186,373	JPY	2,219,884	USD	—	(23)
Citibank N.A.	1/6/2021	229,186,373	JPY	2,219,884	USD	—	(24)
Citibank N.A.	1/6/2021	2,893,127	USD	301,436,638	JPY	—	(26,537)
Citibank N.A.	1/6/2021	2,250,209	USD	234,452,426	JPY	—	(20,658)
Citibank N.A.	2/3/2021	2,232,260	USD	230,399,813	JPY	—	(114)
Citibank N.A.	2/3/2021	2,232,260	USD	230,399,813	JPY	—	(114)
Commonwealth Bank of Australia	1/6/2021	229,198,583	JPY	2,219,884	USD	95	—
Commonwealth Bank of Australia	1/6/2021	2,250,209	USD	234,457,601	JPY	—	(20,708)
Commonwealth Bank of Australia	2/3/2021	2,232,260	USD	230,409,412	JPY	—	(207)
Credit Suisse International	1/6/2021	229,184,375	JPY	2,219,884	USD	—	(43)
Credit Suisse International	1/6/2021	2,250,209	USD	234,461,876	JPY	—	(20,749)
Credit Suisse International	2/3/2021	2,232,260	USD	230,412,984	JPY	—	(242)
Goldman Sachs	1/6/2021	229,193,033	JPY	2,219,884	USD	41	—
Goldman Sachs	1/6/2021	2,250,209	USD	234,451,525	JPY	—	(20,649)
Goldman Sachs	2/3/2021	2,232,260	USD	230,400,483	JPY	—	(120)
HSBC Holdings PLC	1/6/2021	229,192,589	JPY	2,219,884	USD	37	—
HSBC Holdings PLC	1/6/2021	2,250,209	USD	234,458,276	JPY	—	(20,714)
HSBC Holdings PLC	2/3/2021	2,232,260	USD	230,408,296	JPY	—	(196)
JP Morgan Chase Bank N.A.	1/6/2021	229,189,259	JPY	2,219,884	USD	4	—
JP Morgan Chase Bank N.A.	1/6/2021	2,250,209	USD	234,453,326	JPY	—	(20,666)
JP Morgan Chase Bank N.A.	2/3/2021	2,232,260	USD	230,400,706	JPY	—	(123)
Royal Bank of Canada	1/6/2021	229,183,266	JPY	2,219,884	USD	—	(54)
Royal Bank of Canada	1/6/2021	2,250,209	USD	234,448,600	JPY	—	(20,621)
Royal Bank of Canada	2/3/2021	2,232,260	USD	230,396,019	JPY	—	(77)
Societe Generale	1/6/2021	229,194,143	JPY	2,219,884	USD	52	—
Societe Generale	1/6/2021	2,250,209	USD	234,465,027	JPY	—	(20,780)
Societe Generale	2/3/2021	2,232,260	USD	230,409,412	JPY	—	(207)
Standard Chartered Bank	1/6/2021	229,203,023	JPY	2,219,884	USD	138	—
Standard Chartered Bank	1/6/2021	2,250,209	USD	234,467,277	JPY	—	(20,801)
Standard Chartered Bank	2/3/2021	2,232,260	USD	230,407,180	JPY	—	(185)
UBS AG	1/6/2021	229,192,145	JPY	2,219,884	USD	32	—
UBS AG	1/6/2021	2,250,209	USD	234,441,624	JPY	—	(20,553)
UBS AG	2/3/2021	2,232,260	USD	230,405,171	JPY	—	(166)

						$1,261	$(297,875)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$32,112,700	$—	$—	$32,112,700
Investment of Cash Collateral for Securities Loaned	—	2,326,800	—	2,326,800

Total Investments in Securities	$32,112,700	$2,326,800	$—	$34,439,500

Financial Derivative Instruments
Foreign Currency Contracts[1]	—	1,261	—	1,261
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	—	(297,875)	—	(297,875)

Total - Net	$32,112,700	$2,030,186	$—	$34,142,886

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

Japan - 99.8%

Air Freight & Logistics - 0.4%
Kintetsu World Express, Inc.	10,000	$237,105
Konoike Transport Co., Ltd.	11,900	117,796
Maruwa Unyu Kikan Co., Ltd.(a)	5,600	119,382
Mitsui-Soko Holdings Co., Ltd.	8,000	178,372
SBS Holdings, Inc.	5,900	149,264

Total Air Freight & Logistics		801,919

Auto Components - 5.4%
Daido Metal Co., Ltd.	29,600	146,502
Daikyonishikawa Corp.(a)	34,100	275,125
Eagle Industry Co., Ltd.(a)	28,500	273,558
Exedy Corp.	21,825	267,832
FCC Co., Ltd.	12,100	208,962
Futaba Industrial Co., Ltd.	18,200	93,076
G-Tekt Corp.	18,000	262,037
JTEKT Corp.	139,500	1,082,275
Musashi Seimitsu Industry Co., Ltd.	8,800	139,443
NHK Spring Co., Ltd.	32,200	220,811
Nifco, Inc.	23,572	923,519
Nihon Tokushu Toryo Co., Ltd.	11,300	132,104
NOK Corp.	31,700	340,504
Pacific Industrial Co., Ltd.	15,000	156,037
Riken Corp.	5,100	105,166
Shoei Co., Ltd.	7,100	285,045
Sumitomo Riko Co., Ltd.	28,800	169,600
Sumitomo Rubber Industries Ltd.(a)	73,700	633,172
Tokai Rika Co., Ltd.	27,858	470,843
Topre Corp.	14,800	226,634
Toyo Tire Corp.(a)	37,300	566,482
Toyoda Gosei Co., Ltd.	21,900	635,290
Toyota Boshoku Corp.	43,600	707,347
TPR Co., Ltd.	13,600	186,523
TS Tech Co., Ltd.	15,200	469,640
Yokohama Rubber Co., Ltd. (The)(a)	63,700	946,446

Total Auto Components		9,923,973

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	20,800	172,452

Banks - 6.9%
77 Bank Ltd. (The)	22,500	305,971
Aichi Bank Ltd. (The)	3,600	102,444
Akita Bank Ltd. (The)	10,300	136,675
Aomori Bank Ltd. (The)(a)	4,062	94,503
Awa Bank Ltd. (The)	6,575	148,892
Bank of Iwate Ltd. (The)	4,800	93,262
Bank of Nagoya Ltd. (The)(a)	5,069	125,295
Bank of Okinawa Ltd. (The)	4,680	124,156
Bank of Saga Ltd. (The)	13,500	171,945
Bank of the Ryukyus Ltd.	15,508	114,607
Chugoku Bank Ltd. (The)	42,300	338,826
Chukyo Bank Ltd. (The)	4,100	77,477
Daishi Hokuetsu Financial Group, Inc.	23,155	497,885
Ehime Bank Ltd. (The)	8,499	81,825
FIDEA Holdings Co., Ltd.	127,300	130,697
Fukui Bank Ltd. (The)	6,948	127,661
Gunma Bank Ltd. (The)	146,000	449,688
Hachijuni Bank Ltd. (The)	157,600	523,578
Hokkoku Bank Ltd. (The)	5,562	141,090
Hokuhoku Financial Group, Inc.	46,500	440,927
Hyakugo Bank Ltd. (The)	68,200	196,848
Hyakujushi Bank Ltd. (The)	12,100	174,155
Iyo Bank Ltd. (The)	89,400	560,238
Jimoto Holdings, Inc.	9,820	78,469
Juroku Bank Ltd. (The)	13,400	243,613
Keiyo Bank Ltd. (The)	48,042	194,039
Kiyo Bank Ltd. (The)	13,590	194,152
Kyushu Financial Group, Inc.	98,000	401,511
Mebuki Financial Group, Inc.	541,700	1,065,089
Miyazaki Bank Ltd. (The)	8,000	170,778
Musashino Bank Ltd. (The)	15,100	218,650
Nanto Bank Ltd. (The)	13,300	224,404
Nishi-Nippon Financial Holdings, Inc.	65,300	416,802
North Pacific Bank Ltd.(a)	155,715	328,789
Ogaki Kyoritsu Bank Ltd. (The)	7,042	142,961
Oita Bank Ltd. (The)	5,200	102,494
San ju San Financial Group, Inc.	13,500	164,754
San-In Godo Bank Ltd. (The)	53,800	256,376
Senshu Ikeda Holdings, Inc.	164,040	235,149
Seven Bank Ltd.	706,500	1,491,762
Shiga Bank Ltd. (The)	7,284	148,862
Shikoku Bank Ltd. (The)	17,900	117,894
Suruga Bank Ltd.(a)	29,000	94,939
Toho Bank Ltd. (The)	80,700	162,580
Tokyo Kiraboshi Financial Group, Inc.(a)	15,200	162,828
TOMONY Holdings, Inc.	37,277	112,649
Towa Bank Ltd. (The)	23,500	143,624
Yamagata Bank Ltd. (The)(a)	7,300	72,615
Yamaguchi Financial Group, Inc.	82,800	465,948
Yamanashi Chuo Bank Ltd. (The)	15,000	111,870

Total Banks		12,682,246

Beverages - 0.4%
Sapporo Holdings Ltd.(a)	18,098	349,006
Takara Holdings, Inc.	33,411	417,132

Total Beverages		766,138

Building Products - 2.2%
Aica Kogyo Co., Ltd.	20,015	691,108
Bunka Shutter Co., Ltd.	24,100	227,123
Central Glass Co., Ltd.	10,486	228,113
Kondotec, Inc.	12,200	133,645
Nichias Corp.	22,013	522,794
Nichiha Corp.	4,600	144,801
Nihon Flush Co., Ltd.(a)	7,700	97,551
Nitto Boseki Co., Ltd.	2,899	127,759
Noritz Corp.	7,400	115,467
Okabe Co., Ltd.(a)	15,500	116,199
Sanwa Holdings Corp.	69,166	805,245
Shin Nippon Air Technologies Co., Ltd.	8,400	182,572

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

Investments	Shares	Value
Sinko Industries Ltd.	10,900	$187,289
Takara Standard Co., Ltd.	13,631	200,283
Takasago Thermal Engineering Co., Ltd.	22,372	339,117

Total Building Products		4,119,066

Capital Markets - 1.8%
GCA Corp.(a)	23,800	169,432
GMO Financial Holdings, Inc.(a)	71,000	490,319
Ichiyoshi Securities Co., Ltd.(a)	32,888	148,760
IwaiCosmo Holdings, Inc.	20,800	264,117
Kyokuto Securities Co., Ltd.	18,500	123,817
Marusan Securities Co., Ltd.(a)	30,800	138,122
Matsui Securities Co., Ltd.	108,700	852,797
Monex Group, Inc.	57,094	213,456
Morningstar Japan K.K.(a)	41,444	184,249
Okasan Securities Group, Inc.	69,700	253,160
Sparx Group Co., Ltd.	83,500	206,233
Tokai Tokyo Financial Holdings, Inc.	80,500	237,808

Total Capital Markets		3,282,270

Chemicals - 9.6%
ADEKA Corp.	46,825	816,813
Arakawa Chemical Industries Ltd.	11,400	130,623
Asahi Yukizai Corp.	12,900	188,793
C.I. Takiron Corp.	46,500	310,766
Chugoku Marine Paints Ltd.	32,700	329,074
Daicel Corp.	128,600	937,922
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,242	145,644
Denka Co., Ltd.	29,300	1,143,678
DIC Corp.(a)	27,400	691,071
Fujimi, Inc.	10,000	379,195
Fujimori Kogyo Co., Ltd.	4,300	198,663
Fuso Chemical Co., Ltd.	6,700	241,082
JCU Corp.	4,000	154,003
JSP Corp.	10,623	178,105
Kaneka Corp.	19,700	688,818
KH Neochem Co., Ltd.	7,500	198,387
Koatsu Gas Kogyo Co., Ltd.	12,500	96,252
Konishi Co., Ltd.	8,000	129,633
Kumiai Chemical Industry Co., Ltd.	14,424	129,787
Kureha Corp.	7,764	546,702
Lintec Corp.	34,265	756,024
Moriroku Holdings Co., Ltd.	7,400	156,823
Nihon Nohyaku Co., Ltd.	28,800	140,590
Nihon Parkerizing Co., Ltd.	27,400	283,700
Nippon Kayaku Co., Ltd.	49,900	462,050
Nippon Pillar Packing Co., Ltd.(a)	11,000	171,427
Nippon Shokubai Co., Ltd.	10,200	571,030
Nippon Soda Co., Ltd.	10,818	321,150
Okamoto Industries, Inc.	3,887	148,899
Osaka Organic Chemical Industry Ltd.	5,100	158,071
Osaka Soda Co., Ltd.	9,300	245,190
Sakata INX Corp.(a)	16,200	181,700
Sanyo Chemical Industries Ltd.	9,535	508,866
Sekisui Kasei Co., Ltd.	23,400	120,122
Shikoku Chemicals Corp.	13,600	158,071
Shin-Etsu Polymer Co., Ltd.	22,700	207,333
Sumitomo Bakelite Co., Ltd.	8,518	292,885
Sumitomo Seika Chemicals Co., Ltd.	6,500	258,439
T Hasegawa Co., Ltd.	10,600	222,790
Taiyo Holdings Co., Ltd.	8,791	520,248
Takasago International Corp.	5,600	128,766
Tayca Corp.(a)	8,500	124,398
Tokai Carbon Co., Ltd.(a)	62,700	783,408
Tokuyama Corp.	17,400	390,487
Tokyo Ohka Kogyo Co., Ltd.(a)	6,600	463,461
Toyo Ink SC Holdings Co., Ltd.	24,102	460,586
Toyobo Co., Ltd.	22,253	297,439
Ube Industries Ltd.	46,093	835,741
Valqua Ltd.	11,337	225,543
Zeon Corp.	33,800	484,190

Total Chemicals		17,714,438

Commercial Services & Supplies - 1.6%
Aeon Delight Co., Ltd.	8,900	231,540
Bell System24 Holdings, Inc.	14,800	231,794
Daiseki Co., Ltd.	8,407	246,319
Kokuyo Co., Ltd.(a)	25,003	338,314
Mitsubishi Pencil Co., Ltd.(a)	12,100	161,263
Nippon Air Conditioning Services Co., Ltd.	21,300	155,554
Nippon Kanzai Co., Ltd.	7,400	148,581
Nippon Parking Development Co., Ltd.	110,900	165,418
Okamura Corp.	33,776	301,954
Pilot Corp.(a)	5,800	162,689
Relia, Inc.	24,200	299,790
Sato Holdings Corp.	9,638	207,705
Takara & Co. Ltd.	1,900	32,187
Takeei Corp.	5,000	61,456
Toppan Forms Co., Ltd.	21,100	216,017
Uchida Yoko Co., Ltd.	2,000	82,038

Total Commercial Services & Supplies		3,042,619

Construction & Engineering - 6.7%
Asanuma Corp.(a)	4,900	188,890
Dai-Dan Co., Ltd.	8,500	245,009
Daiho Corp.	3,900	137,498
Fudo Tetra Corp.	8,600	145,103
Hazama Ando Corp.	60,400	421,212
JDC Corp.(a)	37,800	207,956
JGC Holdings Corp.	23,900	223,155
Kandenko Co., Ltd.	69,538	587,987
Kumagai Gumi Co., Ltd.	15,000	377,452
Kyudenko Corp.	16,890	544,760
Maeda Corp.	35,387	314,300
Maeda Road Construction Co., Ltd.(a)	33,194	556,207
Meisei Industrial Co., Ltd.	18,200	138,027
Mirait Holdings Corp.	18,400	315,087
Nippon Densetsu Kogyo Co., Ltd.	7,900	163,211
Nippon Koei Co., Ltd.	3,500	96,140
Nishimatsu Construction Co., Ltd.	19,207	393,274
Nittoc Construction Co., Ltd.	23,300	178,510
Okumura Corp.	17,170	424,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

Investments	Shares	Value
OSJB Holdings Corp.	58,800	$158,896
Penta-Ocean Construction Co., Ltd.	103,693	890,849
Raito Kogyo Co., Ltd.	17,200	302,202
Raiznext Corp.	24,000	284,992
Sanki Engineering Co., Ltd.	52,200	613,285
Seikitokyu Kogyo Co., Ltd.	28,700	232,947
Shinnihon Corp.	10,700	85,915
SHO-BOND Holdings Co., Ltd.	8,800	427,023
Sumitomo Densetsu Co., Ltd.	12,000	305,100
Sumitomo Mitsui Construction Co., Ltd.	66,360	275,094
Taihei Dengyo Kaisha Ltd.	6,600	150,225
Taikisha Ltd.	12,365	324,320
Takamatsu Construction Group Co., Ltd.	12,400	245,610
Tekken Corp.	7,300	129,391
Toa Corp.	8,200	158,210
Tobishima Corp.	12,100	126,573
Toda Corp.	93,549	618,858
Tokyu Construction Co., Ltd.	52,900	253,625
Totetsu Kogyo Co., Ltd.	12,879	340,421
Toyo Construction Co., Ltd.	30,800	130,962
Wakachiku Construction Co., Ltd.(a)	3,000	34,084
Yahagi Construction Co., Ltd.	21,500	184,503
Yokogawa Bridge Holdings Corp.	10,000	211,342
Yurtec Corp.	18,000	145,227

Total Construction & Engineering		12,287,672

Construction Materials - 0.5%
Asia Pile Holdings Corp.	27,500	126,253
Krosaki Harima Corp.	5,300	202,513
Shinagawa Refractories Co., Ltd.	6,600	160,134
Sumitomo Osaka Cement Co., Ltd.	12,640	369,118
Vertex Corp.(a)	7,500	130,612

Total Construction Materials		988,630

Consumer Finance - 2.0%
AEON Financial Service Co., Ltd.	87,600	1,048,705
Credit Saison Co., Ltd.	63,700	731,737
Hitachi Capital Corp.	47,200	1,138,798
Jaccs Co., Ltd.	16,600	293,911
Orient Corp.	382,100	429,305

Total Consumer Finance		3,642,456

Containers & Packaging - 0.9%
Fuji Seal International, Inc.	7,710	150,473
Hokkan Holdings Ltd.	6,700	90,917
Kohsoku Corp.(a)	7,600	120,649
Pack Corp. (The)	3,300	90,359
Rengo Co., Ltd.	98,000	820,107
Tomoku Co., Ltd.	6,900	114,215
Toyo Seikan Group Holdings Ltd.	24,900	271,803

Total Containers & Packaging		1,658,523

Distributors - 0.3%
Arata Corp.	2,000	94,920
Doshisha Co., Ltd.	12,800	241,383
Happinet Corp.	11,800	179,209

Total Distributors		515,512

Diversified Consumer Services - 0.3%
Benesse Holdings, Inc.	18,300	356,801
Riso Kyoiku Co., Ltd.	37,100	109,598
Tokyo Individualized Educational Institute, Inc.	28,400	167,795

Total Diversified Consumer Services		634,194

Diversified Financial Services - 0.9%
eGuarantee, Inc.	3,300	71,884
Fuyo General Lease Co., Ltd.	8,800	581,297
Japan Investment Adviser Co., Ltd.(a)	7,100	91,599
Japan Securities Finance Co., Ltd.	41,000	213,647
Mizuho Leasing Co., Ltd.	12,200	366,904
NEC Capital Solutions Ltd.	8,000	146,448
Ricoh Leasing Co., Ltd.	7,800	231,934

Total Diversified Financial Services		1,703,713

Diversified Telecommunication Services - 0.3%
ARTERIA Networks Corp.	21,700	314,219
Asahi Net, Inc.	10,000	79,423
Internet Initiative Japan, Inc.	7,600	149,578

Total Diversified Telecommunication Services		543,220

Electric Utilities - 0.8%
Hokkaido Electric Power Co., Inc.(a)	43,800	159,088
Hokuriku Electric Power Co.	55,800	363,190
Okinawa Electric Power Co., Inc. (The)	29,081	390,394
Shikoku Electric Power Co., Inc.	74,700	486,207

Total Electric Utilities		1,398,879

Electrical Equipment - 1.6%
Daihen Corp.	6,100	296,596
Denyo Co., Ltd.	6,700	139,523
Furukawa Electric Co., Ltd.	15,700	423,046
GS Yuasa Corp.	16,100	462,205
Idec Corp.	7,236	127,626
Mabuchi Motor Co., Ltd.(a)	13,700	596,460
Nippon Carbon Co., Ltd.(a)	4,700	179,587
Nissin Electric Co., Ltd.	22,265	263,311
Nitto Kogyo Corp.	12,500	247,349
Tatsuta Electric Wire and Cable Co., Ltd.	27,600	200,761

Total Electrical Equipment		2,936,464

Electronic Equipment, Instruments & Components - 5.5%
Ai Holdings Corp.	13,300	267,301
Alps Alpine Co., Ltd.	25,700	338,037
Amano Corp.	20,835	498,046
Canon Electronics, Inc.	15,800	229,398
Canon Marketing Japan, Inc.(a)	42,700	973,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

Investments	Shares	Value
CONEXIO Corp.	18,600	$257,440
Daiwabo Holdings Co., Ltd.	6,439	572,522
Dexerials Corp.	28,300	369,768
Elematec Corp.	13,154	129,062
ESPEC Corp.	8,200	164,087
Hakuto Co., Ltd.	12,334	128,304
Horiba Ltd.	9,000	527,386
Innotech Corp.	11,400	111,300
Iriso Electronics Co., Ltd.	2,100	90,716
Japan Aviation Electronics Industry Ltd.	10,600	162,113
Kaga Electronics Co., Ltd.	13,100	302,488
Kyosan Electric Manufacturing Co., Ltd.(a)	28,700	117,307
Macnica Fuji Electronics Holdings, Inc.	23,200	455,034
Marubun Corp.(a)	12,900	63,972
Nichicon Corp.	21,300	269,229
Nippon Ceramic Co., Ltd.	8,200	230,405
Nippon Electric Glass Co., Ltd.(a)	44,700	976,737
Nippon Signal Co., Ltd.	17,400	158,588
Nissha Co., Ltd.(a)	12,900	187,168
Nohmi Bosai Ltd.	12,891	280,931
Oki Electric Industry Co., Ltd.	38,800	342,359
Optex Group Co., Ltd.	6,700	122,391
Osaki Electric Co., Ltd.	22,500	126,181
Restar Holdings Corp.	14,500	311,923
Riken Keiki Co., Ltd.	5,500	163,543
Ryoden Corp.	11,261	169,060
Ryosan Co., Ltd.	7,800	140,973
Sanshin Electronics Co., Ltd.(a)	8,900	178,267
Siix Corp.(a)	11,100	165,890
Tachibana Eletech Co., Ltd.	9,400	152,501
Tokyo Electron Device Ltd.(a)	4,400	134,883
Tsuzuki Denki Co., Ltd.	11,100	175,781
V Technology Co., Ltd.	1,800	102,514

Total Electronic Equipment, Instruments & Components		10,147,171

Energy Equipment & Services - 0.1%
Toyo Kanetsu K.K.	6,500	132,336

Entertainment - 1.1%
Akatsuki, Inc.(a)	2,600	104,131
Avex, Inc.	22,999	254,839
COLOPL, Inc.(a)	21,400	211,834
Daiichikosho Co., Ltd.	15,800	545,566
GungHo Online Entertainment, Inc.(a)	9,549	213,464
Marvelous, Inc.	22,200	190,295
Toei Animation Co., Ltd.(a)	5,700	446,637

Total Entertainment		1,966,766

Food & Staples Retailing - 2.8%
Aeon Hokkaido Corp.	12,500	118,287
Ain Holdings, Inc.	3,200	197,433
Arcs Co., Ltd.	11,594	260,415
Axial Retailing, Inc.	5,300	257,698
Belc Co., Ltd.	2,900	175,272
Cawachi Ltd.	5,600	159,411
cocokara fine, Inc.(a)	2,700	199,535
Create SD Holdings Co., Ltd.	10,900	409,100
G-7 Holdings, Inc.	7,600	171,809
Heiwado Co., Ltd.	4,863	104,330
Inageya Co., Ltd.(a)	7,600	134,120
JM Holdings Co., Ltd.	6,100	135,713
Kato Sangyo Co., Ltd.	9,016	305,205
Kusuri no Aoki Holdings Co., Ltd.	1,400	121,904
Life Corp.	8,600	296,954
Maxvalu Tokai Co., Ltd.	8,200	206,658
Mitsubishi Shokuhin Co., Ltd.	7,200	199,587
Nihon Chouzai Co., Ltd.	8,300	119,944
Okuwa Co., Ltd.	11,900	149,838
Qol Holdings Co., Ltd.(a)	10,800	117,681
Retail Partners Co., Ltd.	7,900	111,638
San-A Co., Ltd.	2,800	118,379
United Super Markets Holdings, Inc.	18,600	203,574
Valor Holdings Co., Ltd.	14,891	381,199
Yaoko Co., Ltd.	5,000	348,201
Yokohama Reito Co., Ltd.	19,400	161,972

Total Food & Staples Retailing		5,165,857

Food Products - 3.2%
Ariake Japan Co., Ltd.	2,628	188,869
DyDo Group Holdings, Inc.	2,500	129,788
Feed One Co., Ltd.	18,540	156,228
Fuji Oil Holdings, Inc.	19,900	568,021
Fujicco Co., Ltd.	6,800	131,857
Hokuto Corp.	13,191	266,644
Itoham Yonekyu Holdings, Inc.	94,000	612,737
J-Oil Mills, Inc.	3,700	126,684
Kakiyasu Honten Co., Ltd.	4,300	108,536
Kameda Seika Co., Ltd.	2,200	103,240
Kotobuki Spirits Co., Ltd.(a)	2,000	103,831
Kyokuyo Co., Ltd.(a)	5,300	151,487
Marudai Food Co., Ltd.(a)	7,000	114,717
Maruha Nichiro Corp.	7,832	168,406
Megmilk Snow Brand Co., Ltd.	10,800	230,864
Mitsui Sugar Co., Ltd.	10,198	179,375
Morinaga & Co., Ltd.	8,387	315,188
Morinaga Milk Industry Co., Ltd.	7,582	373,060
Nippn Corp.	11,783	183,858
Nippon Suisan Kaisha Ltd.	56,600	233,538
Nisshin Oillio Group Ltd. (The)	7,400	217,531
Prima Meat Packers Ltd.	13,000	411,739
Riken Vitamin Co., Ltd.	12,300	162,142
Rock Field Co., Ltd.	6,600	100,235
S Foods, Inc.	5,200	169,480
Sakata Seed Corp.	2,900	100,416
Showa Sangyo Co., Ltd.	7,400	218,248

Total Food Products		5,826,719

Gas Utilities - 0.5%
Nippon Gas Co., Ltd.	8,600	460,632
Saibu Gas Co., Ltd.	9,000	271,103
Shizuoka Gas Co., Ltd.	13,192	132,118

Total Gas Utilities		863,853

Health Care Equipment & Supplies - 1.5%
Eiken Chemical Co., Ltd.	7,170	142,712
Hogy Medical Co., Ltd.	7,100	230,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

Investments	Shares	Value
Japan Lifeline Co., Ltd.	16,900	$266,321
Jeol Ltd.	5,000	235,605
Mani, Inc.	7,900	214,860
Menicon Co., Ltd.	2,900	175,553
Nagaileben Co., Ltd.	7,526	215,112
Nakanishi, Inc.	13,900	304,940
Nihon Kohden Corp.	13,500	502,107
Nipro Corp.	15,700	184,607
Paramount Bed Holdings Co., Ltd.	4,721	215,142

Total Health Care Equipment & Supplies		2,687,677

Health Care Providers & Services - 1.3%
As One Corp.	2,000	341,905
BML, Inc.	6,800	211,090
FALCO HOLDINGS Co., Ltd.	1,600	25,369
H.U. Group Holdings, Inc.(a)	12,400	333,765
Ship Healthcare Holdings, Inc.	10,207	567,468
Solasto Corp.	17,600	272,409
Toho Holdings Co., Ltd.	12,700	223,014
Tokai Corp.	5,600	110,378
Vital KSK Holdings, Inc.	18,800	147,858
WIN-Partners Co., Ltd.(a)	11,100	132,669

Total Health Care Providers & Services		2,365,925

Hotels, Restaurants & Leisure - 1.4%
Hiday Hidaka Corp.(a)	10,298	172,955
Ichibanya Co., Ltd.(a)	7,436	370,918
KFC Holdings Japan Ltd.	7,200	205,166
KOMEDA Holdings Co., Ltd.(a)	13,300	240,249
Koshidaka Holdings Co., Ltd.(a)	27,700	119,122
Kyoritsu Maintenance Co., Ltd.	4,400	163,650
MOS Food Services, Inc.	5,100	144,091
Ohsho Food Service Corp.	4,600	257,969
Resorttrust, Inc.	17,808	254,240
Saizeriya Co., Ltd.	6,100	112,730
St. Marc Holdings Co., Ltd.	12,700	172,212
Sushiro Global Holdings Ltd.	6,500	248,680
Tokyotokeiba Co., Ltd.(a)	4,142	187,753

Total Hotels, Restaurants & Leisure		2,649,735

Household Durables - 1.8%
ES-Con Japan Ltd.(a)	26,900	212,605
Eslead Corp.	4,000	55,906
FJ Next Co., Ltd.(a)	17,900	170,947
France Bed Holdings Co., Ltd.	16,800	146,610
Fuji Corp., Ltd.	24,000	150,632
Hinokiya Group Co., Ltd.(a)	9,200	192,831
Hoosiers Holdings(a)	32,300	208,044
Ki-Star Real Estate Co., Ltd.(a)	4,500	110,097
LEC, Inc.	7,500	94,145
Pressance Corp.(a)	12,800	220,183
Sanei Architecture Planning Co., Ltd.	7,200	118,623
Sangetsu Corp.	21,800	327,491
Sumitomo Forestry Co., Ltd.	27,800	579,991
Tama Home Co., Ltd.	13,700	195,326
Tamron Co., Ltd.(a)	12,166	215,169
Toa Corp.	14,152	116,648
Zojirushi Corp.	8,900	158,958

Total Household Durables		3,274,206

Household Products - 0.2%
Earth Corp.(a)	3,600	202,935
ST Corp.	7,800	147,848

Total Household Products		350,783

Independent Power & Renewable Electricity Producers - 0.9%
Electric Power Development Co., Ltd.	81,000	1,114,834
eRex Co., Ltd.(a)	8,200	165,040
West Holdings Corp.	6,590	302,868

Total Independent Power & Renewable Electricity Producers		1,582,742

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.(a)	52,200	380,206
Noritsu Koki Co., Ltd.	3,500	82,411
TOKAI Holdings Corp.	37,000	367,689

Total Industrial Conglomerates		830,306

Interactive Media & Services - 0.3%
Dip Corp.	14,400	383,972
MTI Ltd.	11,000	87,578

Total Interactive Media & Services		471,550

Internet & Direct Marketing Retail - 0.3%
ASKUL Corp.	7,465	278,369
Belluna Co., Ltd.	17,384	190,939

Total Internet & Direct Marketing Retail		469,308

IT Services - 2.7%
Comture Corp.(a)	2,800	79,217
Digital Garage, Inc.	2,500	103,032
DTS Corp.	13,582	279,678
Future Corp.(a)	8,100	138,393
GMO GlobalSign Holdings K.K.(a)	1,000	85,718
GMO Internet, Inc.	8,872	254,443
ID Holdings Corp.	7,600	92,971
Ines Corp.	9,800	132,508
Infocom Corp.	6,500	213,424
Infomart Corp.	1,000	9,531
Information Services International-Dentsu Ltd.	11,800	357,160
Itfor, Inc.	14,200	128,735
JBCC Holdings, Inc.(a)	9,200	129,475
Kanematsu Electronics Ltd.	12,200	490,387
Mitsubishi Research Institute, Inc.	6,000	248,438
NEC Networks & System Integration Corp.	28,537	493,099
NS Solutions Corp.	15,280	449,912
NSD Co., Ltd.	22,600	486,827
SB Technology Corp.	2,600	87,888
TDC Soft, Inc.	11,600	111,568
TKC Corp.	6,300	472,294
Transcosmos, Inc.	7,900	199,327

Total IT Services		5,044,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

Investments	Shares	Value
Leisure Products - 1.0%
Furyu Corp.	13,000	$143,668
Heiwa Corp.	40,100	552,688
Mizuno Corp.	7,123	138,673
Sankyo Co., Ltd.	32,200	870,144
Tomy Co., Ltd.	22,100	194,789

Total Leisure Products		1,899,962

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	12,800	121,002

Machinery - 4.8%
Aichi Corp.	18,400	163,425
Aida Engineering Ltd.	23,600	220,811
Alinco, Inc.	13,300	121,606
CKD Corp.	5,841	124,916
DMG Mori Co., Ltd.(a)	23,700	360,166
Ebara Corp.	12,300	401,482
Fujitec Co., Ltd.	19,361	417,618
Furukawa Co., Ltd.	17,400	206,451
Giken Ltd.(a)	5,600	231,333
Glory Ltd.	13,600	274,121
Hitachi Zosen Corp.	53,200	293,709
Japan Steel Works Ltd. (The)	7,804	232,431
Kito Corp.	1,500	22,432
Kitz Corp.	23,589	143,254
Kyokuto Kaihatsu Kogyo Co., Ltd.	10,180	138,238
Meidensha Corp.	10,300	231,649
METAWATER Co., Ltd.	9,000	202,412
Mitsubishi Logisnext Co., Ltd.	12,500	143,348
Mitsuboshi Belting Ltd.	7,946	130,759
Morita Holdings Corp.	10,105	171,671
Nachi-Fujikoshi Corp.	4,600	190,692
Nikkiso Co., Ltd.(a)	12,700	123,500
Nikko Co., Ltd.	20,900	145,346
Nitta Corp.	7,600	164,153
Noritake Co., Ltd.	3,800	110,196
Obara Group, Inc.	4,279	162,879
Oiles Corp.	10,200	160,244
OKUMA Corp.	3,370	188,337
Organo Corp.	1,700	100,935
OSG Corp.	16,900	322,630
Shibaura Machine Co., Ltd.	12,761	291,323
Shibuya Corp.	3,800	130,292
Shinmaywa Industries Ltd.	26,985	231,050
Shinwa Co., Ltd.	7,900	163,900
Sodick Co., Ltd.(a)	15,200	129,703
Star Micronics Co., Ltd.(a)	13,434	215,215
Sumitomo Heavy Industries Ltd.	16,900	416,750
Takeuchi Manufacturing Co., Ltd.	6,600	155,403
Takuma Co., Ltd.	11,900	212,424
Technoflex Corp.(a)	5,900	57,831
Teikoku Electric Manufacturing Co., Ltd.	11,900	139,003
Tocalo Co., Ltd.	11,800	161,722
Tsubakimoto Chain Co.	10,445	273,859
Tsugami Corp.(a)	6,900	104,190
Union Tool Co.	2,800	83,936
YAMABIKO Corp.	9,200	115,485

Total Machinery		8,782,830

Marine - 0.9%
Iino Kaiun Kaisha Ltd.	51,400	213,576
Mitsui OSK Lines Ltd.	16,300	497,312
Nippon Yusen K.K.	35,900	835,215
NS United Kaiun Kaisha Ltd.	11,700	158,085

Total Marine		1,704,188

Media - 1.1%
FAN Communications, Inc.(a)	32,000	129,866
Intage Holdings, Inc.	20,300	222,377
Kadokawa Corp.	9,900	359,102
Proto Corp.	9,400	94,778
SKY Perfect JSAT Holdings, Inc.	102,800	505,811
Tv Tokyo Holdings Corp.	5,000	111,482
ValueCommerce Co., Ltd.	4,900	151,397
Wowow, Inc.	11,600	318,524
Zenrin Co., Ltd.	12,780	156,091

Total Media		2,049,428

Metals & Mining - 2.6%
Asahi Holdings, Inc.	22,900	812,906
Daido Steel Co., Ltd.	6,900	287,709
Daiki Aluminium Industry Co., Ltd.	27,700	209,806
Dowa Holdings Co., Ltd.	16,100	582,435
Godo Steel Ltd.	18,600	349,679
Kurimoto Ltd.	7,600	118,220
Kyoei Steel Ltd.	23,114	320,142
Maruichi Steel Tube Ltd.	25,100	555,266
Mitsubishi Materials Corp.	23,200	487,617
Mitsui Mining & Smelting Co., Ltd.	12,200	447,256
Toho Titanium Co., Ltd.	16,200	139,021
Tokyo Steel Manufacturing Co., Ltd.(a)	48,700	315,091
Tokyo Tekko Co., Ltd.(a)	5,700	112,846
UACJ Corp.	5,463	100,111

Total Metals & Mining		4,838,105

Multiline Retail - 0.6%
Izumi Co., Ltd.	14,100	510,083
MrMax Holdings Ltd.	13,300	99,578
Takashimaya Co., Ltd.	48,100	412,305

Total Multiline Retail		1,021,966

Oil, Gas & Consumable Fuels - 1.3%
Cosmo Energy Holdings Co., Ltd.	38,500	685,016
Itochu Enex Co., Ltd.	54,581	536,585
Iwatani Corp.	10,333	636,524
Sala Corp.(a)	24,700	136,604
San-Ai Oil Co., Ltd.	17,816	192,750
Sinanen Holdings Co., Ltd.	4,600	132,103

Total Oil, Gas & Consumable Fuels		2,319,582

Paper & Forest Products - 0.6%
Daiken Corp.	8,400	142,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

Investments	Shares	Value
Daio Paper Corp.	20,578	$399,422
Hokuetsu Corp.	62,532	248,323
Nippon Paper Industries Co., Ltd.	33,600	388,575

Total Paper & Forest Products		1,178,862

Personal Products - 0.5%
Kitanotatsujin Corp.	1,000	4,485
Mandom Corp.	11,806	194,165
Milbon Co., Ltd.	2,400	152,724
Noevir Holdings Co., Ltd.	13,400	593,133
Shinnihonseiyaku Co., Ltd.	2,700	74,296

Total Personal Products		1,018,803

Pharmaceuticals - 2.2%
Fuji Pharma Co., Ltd.	9,200	110,851
Kaken Pharmaceutical Co., Ltd.	22,300	860,724
KYORIN Holdings, Inc.	33,685	633,276
Mochida Pharmaceutical Co., Ltd.	8,422	320,174
Nichi-iko Pharmaceutical Co., Ltd.	17,500	165,093
Sawai Pharmaceutical Co., Ltd.	14,824	671,958
Seikagaku Corp.	15,300	150,710
Taiko Pharmaceutical Co., Ltd.(a)	7,400	115,539
Towa Pharmaceutical Co., Ltd.	10,800	200,215
Tsumura & Co.	21,200	636,544
ZERIA Pharmaceutical Co., Ltd.	13,100	241,204

Total Pharmaceuticals		4,106,288

Professional Services - 2.3%
Altech Corp.(a)	11,260	228,810
BayCurrent Consulting, Inc.	1,400	245,300
BeNEXT Group, Inc.(a)	12,700	157,082
en-japan, Inc.	11,900	356,153
Forum Engineering, Inc.	13,200	111,231
FULLCAST Holdings Co., Ltd.(a)	7,200	111,858
Funai Soken Holdings, Inc.(a)	6,610	161,401
IR Japan Holdings Ltd.	1,700	271,355
JAC Recruitment Co., Ltd.(a)	18,700	342,684
Meitec Corp.	10,900	565,877
Nisso Corp.(a)	10,700	70,888
Nomura Co., Ltd.	42,500	350,719
Outsourcing, Inc.	21,200	283,570
SMS Co., Ltd.	2,400	91,820
Tanseisha Co., Ltd.	24,700	195,935
TechnoPro Holdings, Inc.	6,000	496,876
Weathernews, Inc.	1,700	91,549
Yumeshin Holdings Co., Ltd.(a)	30,200	203,878

Total Professional Services		4,336,986

Real Estate Management & Development - 2.9%
Aoyama Zaisan Networks Co., Ltd.(a)	8,300	129,108
Daibiru Corp.	18,900	239,076
Goldcrest Co., Ltd.	18,000	280,169
Grandy House Corp.	5,900	22,973
Heiwa Real Estate Co., Ltd.	11,268	407,086
Ichigo, Inc.	108,700	326,379
Katitas Co., Ltd.	9,700	312,388
Keihanshin Building Co., Ltd.	11,800	212,696
Kenedix, Inc.(a)	63,800	462,225
Nippon Commercial Development Co., Ltd.(a)	9,600	155,932
Raysum Co., Ltd.(a)	18,800	172,076
SAMTY Co., Ltd.	17,300	300,775
Shinoken Group Co., Ltd.	23,500	253,334
Starts Corp., Inc.	16,400	455,251
Sun Frontier Fudousan Co., Ltd.	23,900	206,487
Takara Leben Co., Ltd.	70,600	209,930
TOC Co., Ltd.	18,000	121,342
Tokyo Tatemono Co., Ltd.(a)	68,500	938,811
Tosei Corp.	18,600	212,942

Total Real Estate Management & Development		5,418,980

Road & Rail - 1.6%
Fukuyama Transporting Co., Ltd.	3,911	164,592
Hamakyorex Co., Ltd.	5,400	153,300
Maruzen Showa Unyu Co., Ltd.	5,500	185,384
Nikkon Holdings Co., Ltd.	16,160	323,529
Nishi-Nippon Railroad Co., Ltd.	7,900	232,994
Sakai Moving Service Co., Ltd.	3,200	161,790
Sankyu, Inc.	11,400	430,074
Seino Holdings Co., Ltd.	58,100	818,785
Senko Group Holdings Co., Ltd.	42,856	417,581

Total Road & Rail		2,888,029

Semiconductors & Semiconductor Equipment - 1.2%
Ferrotec Holdings Corp.	10,100	172,075
Japan Material Co., Ltd.	15,300	209,542
Mimasu Semiconductor Industry Co., Ltd.	7,227	180,736
Optorun Co., Ltd.(a)	12,800	261,468
SCREEN Holdings Co., Ltd.	3,200	235,556
Shinko Electric Industries Co., Ltd.	11,653	266,367
Tokyo Seimitsu Co., Ltd.	7,600	357,015
Ulvac, Inc.	8,900	380,585
Yamaichi Electronics Co., Ltd.	11,600	174,149

Total Semiconductors & Semiconductor Equipment		2,237,493

Software - 0.9%
Broadleaf Co., Ltd.(a)	22,500	148,627
Computer Engineering & Consulting Ltd.	9,200	134,999
Cybernet Systems Co., Ltd.	14,100	129,603
Digital Arts, Inc.	1,300	119,619
Fuji Soft, Inc.	2,100	104,954
Fukui Computer Holdings, Inc.	2,200	85,447
Miroku Jyoho Service Co., Ltd.(a)	6,200	125,748
SRA Holdings	10,800	274,380
Systena Corp.	16,900	354,058
UNITED, Inc.	7,500	99,303

Total Software		1,576,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

Investments	Shares	Value
Specialty Retail - 3.1%
Adastria Co., Ltd.	9,900	$198,297
Alleanza Holdings Co., Ltd.(a)	9,400	115,355
Alpen Co., Ltd.(a)	6,800	155,700
Arcland Sakamoto Co., Ltd.	8,116	134,500
Autobacs Seven Co., Ltd.	33,800	467,166
Bic Camera, Inc.	27,600	306,087
Chiyoda Co., Ltd.	25,791	228,571
DCM Holdings Co., Ltd.	42,245	482,414
EDION Corp.	43,539	441,948
Geo Holdings Corp.	2,900	33,959
Honeys Holdings Co., Ltd.	13,000	131,958
Joshin Denki Co., Ltd.	2,500	65,935
Joyful Honda Co., Ltd.(a)	26,600	381,307
Keiyo Co., Ltd.	17,700	125,663
Kohnan Shoji Co., Ltd.	8,500	264,686
Kojima Co., Ltd.	18,000	123,958
Komeri Co., Ltd.	10,137	286,304
Nafco Co., Ltd.	6,600	128,490
Nojima Corp.	9,000	246,608
PAL GROUP Holdings Co., Ltd.	18,500	218,785
PC Depot Corp.(a)	18,200	98,893
T-Gaia Corp.	18,000	337,353
VT Holdings Co., Ltd.	62,000	255,819
World Co., Ltd.	13,000	157,770
Xebio Holdings Co., Ltd.	25,000	199,283
Yellow Hat Ltd.	13,400	217,785

Total Specialty Retail		5,804,594

Technology Hardware, Storage & Peripherals - 0.6%
Eizo Corp.	6,000	211,536
Elecom Co., Ltd.	8,400	433,648
MCJ Co., Ltd.	32,500	348,782
Wacom Co., Ltd.	24,211	202,843

Total Technology Hardware, Storage & Peripherals		1,196,809

Textiles, Apparel & Luxury Goods - 1.4%
Asics Corp.(a)	22,700	435,333
Baroque Japan Ltd.(a)	23,000	148,366
Fujibo Holdings, Inc.	4,300	160,347
Gunze Ltd.	5,383	175,184
Japan Wool Textile Co., Ltd. (The)	28,725	277,665
Kurabo Industries Ltd.	7,376	129,810
Onward Holdings Co., Ltd.	153,833	308,426
Seiko Holdings Corp.	22,700	290,002
Seiren Co., Ltd.(a)	13,611	205,790
Wacoal Holdings Corp.	13,100	263,408
Yondoshi Holdings, Inc.	10,600	204,824

Total Textiles, Apparel & Luxury Goods		2,599,155

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.(a)	8,700	152,436

Trading Companies & Distributors - 2.7%
Advan Co., Ltd.	3,000	34,956
Alconix Corp.	9,600	135,848
Gecoss Corp.	16,700	155,281
Hanwa Co., Ltd.	3,622	97,071
Inaba Denki Sangyo Co., Ltd.	14,188	347,125
Inabata & Co., Ltd.	18,041	251,975
Kamei Corp.	9,400	104,247
Kanamoto Co., Ltd.	7,528	161,577
Kanematsu Corp.	42,000	523,144
Nagase & Co., Ltd.	41,304	602,487
Nichiden Corp.(a)	5,200	112,718
Nippon Steel Trading Corp.	11,200	405,172
Nishio Rent All Co., Ltd.	7,400	154,816
Onoken Co., Ltd.	13,200	160,070
Sojitz Corp.	477,900	1,064,623
Trusco Nakayama Corp.(a)	6,000	168,357
Wakita & Co., Ltd.	11,700	119,555
Yamazen Corp.	15,506	155,143
Yuasa Trading Co., Ltd.	8,700	279,340

Total Trading Companies & Distributors		5,033,505

Transportation Infrastructure - 0.4%
Kamigumi Co., Ltd.	21,600	393,944
Mitsubishi Logistics Corp.	11,900	356,153
Nissin Corp.	900	10,609

Total Transportation Infrastructure		760,706

Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	10,400	448,254

TOTAL COMMON STOCKS (Cost: $203,413,730)		184,138,044

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.4%

United States - 7.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $13,693,697)	13,693,697	13,693,697

TOTAL INVESTMENTS IN SECURITIES - 107.2% (Cost: $217,107,427)		197,831,741
Other Assets less Liabilities - (7.2)%		(13,281,468)

NET ASSETS - 100.0%		$184,550,273

(a)  Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,077,792. The Fund also had securities on loan having a total market value of $38,584 that were sold and pending settlement. The total market value of the collateral held by the Fund was $22,219,146. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,525,449.

(b) Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020		Dividend Income
WisdomTree Japan Hedged Equity Fund	$2,315,089	$4,135,737	$6,381,633	$(254,200)	$185,007	$	—^	$55,089

^	As of December 31, 2020, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	1/4/2021	27,506	USD	2,841,619	JPY	$—	$(17)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (conclued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$184,138,044	$—	$—	$184,138,044
Investment of Cash Collateral for Securities Loaned	—	13,693,697	—	13,693,697

Total Investments in Securities	$184,138,044	$13,693,697	$—	$197,831,741

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	—	(17)	—	(17)

Total - Net	$184,138,044	$13,693,680	$—	$197,831,724

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 99.4%

Aerospace & Defense - 1.6%
General Dynamics Corp.	29,187	$4,343,610
Lockheed Martin Corp.	11,735	4,165,690

Total Aerospace & Defense		8,509,300

Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.(a)	34,406	3,229,691
United Parcel Service, Inc. Class B	31,109	5,238,756

Total Air Freight & Logistics		8,468,447

Beverages - 0.9%
Coca-Cola Co. (The)	89,327	4,898,693

Biotechnology - 3.5%
AbbVie, Inc.	69,088	7,402,779
Amgen, Inc.	18,873	4,339,280
Gilead Sciences, Inc.	109,867	6,400,852

Total Biotechnology		18,142,911

Chemicals - 5.1%
Air Products & Chemicals, Inc.	10,613	2,899,684
Celanese Corp.	21,746	2,825,675
CF Industries Holdings, Inc.	122,517	4,742,633
Dow, Inc.	145,123	8,054,327
Eastman Chemical Co.	38,948	3,905,705
International Flavors & Fragrances, Inc.(a)	36,761	4,001,067

Total Chemicals		26,429,091

Communications Equipment - 1.0%
Cisco Systems, Inc.	112,302	5,025,514

Containers & Packaging - 2.3%
International Paper Co.	126,242	6,276,752
Packaging Corp. of America(a)	39,958	5,510,608

Total Containers & Packaging		11,787,360

Distributors - 1.0%
Genuine Parts Co.	49,156	4,936,737

Diversified Telecommunication Services - 6.3%
AT&T, Inc.	347,266	9,987,370
CenturyLink, Inc.(a)	1,399,572	13,645,827
Verizon Communications, Inc.	153,953	9,044,739

Total Diversified Telecommunication Services		32,677,936

Electric Utilities - 11.5%
Avangrid, Inc.(a)	125,292	5,694,521
Duke Energy Corp.	67,506	6,180,849
Edison International	98,260	6,172,693
Evergy, Inc.	105,075	5,832,713
Exelon Corp.	134,602	5,682,897
FirstEnergy Corp.	288,762	8,839,005
Pinnacle West Capital Corp.	76,325	6,102,184
PPL Corp.	309,358	8,723,896
Southern Co. (The)	105,180	6,461,207

Total Electric Utilities		59,689,965

Electrical Equipment - 1.8%
Emerson Electric Co.	47,329	3,803,832
Hubbell, Inc.	34,027	5,335,093

Total Electrical Equipment		9,138,925

Energy Equipment & Services - 1.3%
Baker Hughes Co.(a)	251,628	5,246,444
Halliburton Co.	79,764	1,507,539

Total Energy Equipment & Services		6,753,983

Equity Real Estate Investment Trusts (REITs) - 10.0%
AvalonBay Communities, Inc.	22,358	3,586,894
Boston Properties, Inc.	37,987	3,590,911
Equity Residential	67,148	3,980,533
Gaming and Leisure Properties, Inc.	193,402	8,200,245
Healthpeak Properties, Inc.	164,341	4,968,028
Iron Mountain, Inc.(a)	282,044	8,314,657
Medical Properties Trust, Inc.	251,952	5,490,034
Realty Income Corp.	73,685	4,580,997
STORE Capital Corp.	129,067	4,385,697
VICI Properties, Inc.(a)	190,334	4,853,517

Total Equity Real Estate Investment Trusts (REITs)		51,951,513

Food Products - 7.5%
Archer-Daniels-Midland Co.	85,996	4,335,058
Conagra Brands, Inc.	127,607	4,627,030
General Mills, Inc.	126,144	7,417,267
J.M. Smucker Co. (The)(a)	59,521	6,880,628
Kellogg Co.	128,199	7,977,824
Kraft Heinz Co. (The)	211,077	7,315,929

Total Food Products		38,553,736

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	97,402	5,216,851
CVS Health Corp.	61,334	4,189,112

Total Health Care Providers & Services		9,405,963

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	16,941	3,635,200
Starbucks Corp.	26,688	2,855,082

Total Hotels, Restaurants & Leisure		6,490,282

Household Durables - 2.0%
Newell Brands, Inc.	316,528	6,719,889
Whirlpool Corp.(a)	20,934	3,778,378

Total Household Durables		10,498,267

Household Products - 1.3%
Kimberly-Clark Corp.	50,376	6,792,196

Industrial Conglomerates - 1.5%
3M Co.	43,616	7,623,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2020

Investments	Shares	Value
IT Services - 3.5%
International Business Machines Corp.	63,161	$7,950,707
Paychex, Inc.(a)	43,462	4,049,789
Western Union Co. (The)	268,154	5,883,299

Total IT Services		17,883,795

Leisure Products - 0.9%
Hasbro, Inc.	48,718	4,557,082

Machinery - 2.1%
Caterpillar, Inc.	19,546	3,557,763
Cummins, Inc.	15,773	3,582,048
Snap-on, Inc.	23,196	3,969,764

Total Machinery		11,109,575

Media - 4.9%
Comcast Corp. Class A	53,324	2,794,178
Fox Corp. Class B	84,436	2,438,512
Interpublic Group of Cos., Inc. (The)	287,166	6,754,144
News Corp. Class A	94,216	1,693,061
Omnicom Group, Inc.(a)	95,022	5,926,522
Sirius XM Holdings, Inc.(a)	207,271	1,320,316
ViacomCBS, Inc. Class B(a)	113,607	4,232,997

Total Media		25,159,730

Metals & Mining - 1.6%
Newmont Corp.	69,262	4,148,101
Nucor Corp.	78,679	4,184,936

Total Metals & Mining		8,333,037

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	81,478	5,888,415

Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc.	89,508	4,463,764
Pioneer Natural Resources Co.	28,354	3,229,237

Total Oil, Gas & Consumable Fuels		7,693,001

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	70,520	4,374,356
Eli Lilly & Co.	18,765	3,168,283
Johnson & Johnson	40,812	6,422,993
Merck & Co., Inc.	87,348	7,145,066
Pfizer, Inc.	143,235	5,272,480

Total Pharmaceuticals		26,383,178

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	11,792	5,163,127
Intel Corp.	82,287	4,099,538
Texas Instruments, Inc.	35,083	5,758,173

Total Semiconductors & Semiconductor Equipment		15,020,838

Software - 0.8%
NortonLifeLock, Inc.	209,871	4,361,119

Specialty Retail - 2.6%
Best Buy Co., Inc.	44,800	4,470,592
Home Depot, Inc. (The)	18,228	4,841,721
Williams-Sonoma, Inc.	41,478	4,224,120

Total Specialty Retail		13,536,433

Technology Hardware, Storage & Peripherals - 2.2%
HP, Inc.	226,692	5,574,356
NetApp, Inc.	86,498	5,729,628

Total Technology Hardware, Storage & Peripherals		11,303,984

Textiles, Apparel & Luxury Goods - 0.7%
VF Corp.	40,628	3,470,037

Tobacco - 6.2%
Altria Group, Inc.	449,673	18,436,593
Philip Morris International, Inc.	166,766	13,806,557

Total Tobacco		32,243,150

TOTAL COMMON STOCKS (Cost: $494,065,083)		514,717,834

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree U.S. LargeCap Dividend Fund(a)(b)	5,263	565,772
WisdomTree U.S. MidCap Dividend Fund(a)(b)	16,197	563,818

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,076,967)		1,129,590

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.0%

United States - 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $20,520,505)	20,520,505	20,520,505

TOTAL INVESTMENTS IN SECURITIES - 103.6% (Cost: $515,662,555)		536,367,929
Other Assets less Liabilities - (3.6)%		(18,686,354)

NET ASSETS - 100.0%		$517,681,575

(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,569,366 and the total market value of the collateral held by the Fund was $26,182,280. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,661,775.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$633,841	$4,119,705	$4,293,768	$(25,749)	$131,743	$565,772	$17,774
WisdomTree U.S. MidCap Dividend Fund	540,677	4,201,386	4,340,374	(118,865)	280,994	563,818	19,212

Total	$1,174,518	$8,321,091	$8,634,142	$(144,614)	$412,737	$1,129,590	$36,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$514,717,834	$—	$—	$514,717,834
Exchange-Traded Funds	1,129,590	—	—	1,129,590
Investment of Cash Collateral for Securities Loaned	—	20,520,505	—	20,520,505

Total Investments in Securities	$515,847,424	$20,520,505	$—	$536,367,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States—99.7%

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	1,136	$106,636
Expeditors International of Washington, Inc.	1,623	154,364
FedEx Corp.	1,139	295,707
United Parcel Service, Inc. Class B	3,232	544,269

Total Air Freight & Logistics		1,100,976

Auto Components - 0.2%
BorgWarner, Inc.	3,656	141,268

Automobiles - 1.7%
Ford Motor Co.	21,088	185,363
General Motors Co.	6,215	258,793
Tesla, Inc.*	1,382	975,236

Total Automobiles		1,419,392

Banks - 1.3%
Citigroup, Inc.	13,274	818,475
First Horizon Corp.	16,540	211,050
People’s United Financial, Inc.	2,629	33,993

Total Banks		1,063,518

Beverages - 1.8%
Boston Beer Co., Inc. (The) Class A*	71	70,595
Coca-Cola Co. (The)	10,010	548,948
Keurig Dr. Pepper, Inc.	7,939	254,048
Molson Coors Beverage Co. Class B	3,331	150,528
PepsiCo, Inc.	3,289	487,759

Total Beverages		1,511,878

Biotechnology - 2.6%
AbbVie, Inc.	3,963	424,636
Alexion Pharmaceuticals, Inc.*	939	146,709
Amgen, Inc.	1,482	340,742
Biogen, Inc.*	790	193,439
BioMarin Pharmaceutical, Inc.*	1,755	153,896
Blueprint Medicines Corp.*	128	14,355
Gilead Sciences, Inc.	4,408	256,810
Halozyme Therapeutics, Inc.*	1,238	52,875
Moderna, Inc.*	1,168	122,021
Neurocrine Biosciences, Inc.*	129	12,365
Regeneron Pharmaceuticals, Inc.*	392	189,379
United Therapeutics Corp.*	641	97,297
Vertex Pharmaceuticals, Inc.*	598	141,331

Total Biotechnology		2,145,855

Building Products - 1.0%
A.O. Smith Corp.	1,783	97,744
Fortune Brands Home & Security, Inc.	1,994	170,926
Lennox International, Inc.	553	151,505
Masco Corp.	4,045	222,192
Owens Corning	3,040	230,310

Total Building Products		872,677

Capital Markets - 4.1%
Ameriprise Financial, Inc.	1,932	375,446
Charles Schwab Corp. (The)	10,630	563,815
Goldman Sachs Group, Inc. (The)	2,316	610,753
Morgan Stanley	10,240	701,747
Morningstar, Inc.	1,211	280,431
Nasdaq, Inc.	2,107	279,683
S&P Global, Inc.	1,866	613,410

Total Capital Markets		3,425,285

Chemicals - 1.0%
FMC Corp.	1,413	162,396
Mosaic Co. (The)	7,444	171,286
Scotts Miracle-Gro Co. (The)	1,051	209,296
Sherwin-Williams Co. (The)	427	313,807

Total Chemicals		856,785

Commercial Services & Supplies - 0.5%
ADT, Inc.	14,910	117,044
Republic Services, Inc.	2,018	194,333
Rollins, Inc.	2,185	85,348

Total Commercial Services & Supplies		396,725

Communications Equipment - 1.6%
Ciena Corp.*	3,464	183,072
Cisco Systems, Inc.	13,143	588,149
F5 Networks, Inc.*	649	114,185
Juniper Networks, Inc.	8,482	190,930
Motorola Solutions, Inc.	1,524	259,172

Total Communications Equipment		1,335,508

Construction & Engineering - 0.1%
Quanta Services, Inc.	1,238	89,161

Consumer Finance - 0.2%
OneMain Holdings, Inc.	3,117	150,115

Containers & Packaging - 1.3%
AptarGroup, Inc.	1,711	234,219
Avery Dennison Corp.	1,199	185,977
Berry Global Group, Inc.*	2,742	154,073
Crown Holdings, Inc.*	1,755	175,851
Sealed Air Corp.	4,008	183,526
Sonoco Products Co.	2,376	140,778

Total Containers & Packaging		1,074,424

Distributors - 0.1%
LKQ Corp.*	886	31,223
Pool Corp.	204	75,990

Total Distributors		107,213

Diversified Consumer Services - 0.1%
Service Corp. International	1,390	68,249

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	20,552	591,076
CenturyLink, Inc.	17,936	174,876
Verizon Communications, Inc.	12,479	733,141

Total Diversified Telecommunication Services		1,499,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2020

Investments	Shares	Value
Electric Utilities - 1.5%
Avangrid, Inc.	5,639	$256,293
Edison International	5,381	338,034
Eversource Energy	4,033	348,895
PG&E Corp.*	26,407	329,031

Total Electric Utilities		1,272,253

Electrical Equipment - 0.6%
Generac Holdings, Inc.*	264	60,036
Hubbell, Inc.	836	131,077
Rockwell Automation, Inc.	1,114	279,402

Total Electrical Equipment		470,515

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.*	2,195	213,574
Keysight Technologies, Inc.*	1,889	249,518

Total Electronic Equipment, Instruments & Components		463,092

Entertainment - 1.3%
Activision Blizzard, Inc.	2,269	210,677
Electronic Arts, Inc.	1,954	280,595
Netflix, Inc.*	951	514,234
Take-Two Interactive Software, Inc.*	389	80,830

Total Entertainment		1,086,336

Equity Real Estate Investment Trusts (REITs) - 2.0%
Boston Properties, Inc.	2,217	209,573
CoreSite Realty Corp.	1,079	135,177
CubeSmart	4,690	157,631
Extra Space Storage, Inc.	829	96,048
Iron Mountain, Inc.	6,913	203,795
Kimco Realty Corp.	11,340	170,213
Life Storage, Inc.	1,166	139,209
Public Storage	986	227,697
Simon Property Group, Inc.	2,650	225,992
VICI Properties, Inc.	5,427	138,389

Total Equity Real Estate Investment Trusts (REITs)		1,703,724

Food Products - 2.7%
Archer-Daniels-Midland Co.	3,621	182,535
Campbell Soup Co.	4,157	200,991
Conagra Brands, Inc.	5,058	183,403
Darling Ingredients, Inc.*	1,986	114,552
General Mills, Inc.	3,926	230,849
Hershey Co. (The)	1,495	227,733
Hormel Foods Corp.	4,164	194,084
Ingredion, Inc.	1,433	112,734
J.M. Smucker Co. (The)	1,239	143,228
Kellogg Co.	3,347	208,284
Kraft Heinz Co. (The)	4,807	166,611
McCormick & Co., Inc. Non-Voting Shares	2,211	211,371
Tyson Foods, Inc. Class A	1,590	102,460

Total Food Products		2,278,835

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	4,020	440,150
Baxter International, Inc.	2,484	199,316
Becton, Dickinson and Co.	1,061	265,483
Boston Scientific Corp.*	6,050	217,498
Dentsply Sirona, Inc.	2,356	123,360
Edwards Lifesciences Corp.*	2,718	247,963
Hill-Rom Holdings, Inc.	853	83,568
Hologic, Inc.*	1,593	116,018
IDEXX Laboratories, Inc.*	289	144,462
Masimo Corp.*	262	70,316
Quidel Corp.*	41	7,366
ResMed, Inc.	784	166,647
Varian Medical Systems, Inc.*	971	169,935
West Pharmaceutical Services, Inc.	641	181,602

Total Health Care Equipment & Supplies		2,433,684

Health Care Providers & Services - 3.4%
Amedisys, Inc.*	225	65,999
AmerisourceBergen Corp.	1,517	148,302
Anthem, Inc.	712	228,616
Cardinal Health, Inc.	2,588	138,613
Chemed Corp.	51	27,163
Cigna Corp.	1,187	247,110
CVS Health Corp.	3,545	242,124
DaVita, Inc.*	1,371	160,955
HCA Healthcare, Inc.	1,073	176,466
Humana, Inc.	509	208,827
Laboratory Corp. of America Holdings*	478	97,297
LHC Group, Inc.*	175	37,331
McKesson Corp.	957	166,441
Molina Healthcare, Inc.*	175	37,219
Quest Diagnostics, Inc.	1,252	149,201
UnitedHealth Group, Inc.	1,760	617,197
Universal Health Services, Inc. Class B	477	65,588

Total Health Care Providers & Services		2,814,449

Health Care Technology - 0.2%
Cerner Corp.	1,843	144,639

Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc.*	127	176,112
Darden Restaurants, Inc.	1,576	187,733
Domino’s Pizza, Inc.	277	106,219
McDonald’s Corp.	1,845	395,900
Vail Resorts, Inc.	471	131,390
Wendy’s Co. (The)	2,699	59,162
Yum! Brands, Inc.	1,571	170,548

Total Hotels, Restaurants & Leisure		1,227,064

Household Durables - 0.8%
D.R. Horton, Inc.	1,415	97,522
Lennar Corp. Class A	701	53,437
Mohawk Industries, Inc.*	811	114,311
Newell Brands, Inc.	6,651	141,201
PulteGroup, Inc.	1,686	72,700
Tempur Sealy International, Inc.*	1,754	47,358
Whirlpool Corp.	855	154,319

Total Household Durables		680,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2020

Investments	Shares	Value
Household Products - 1.9%
Church & Dwight Co., Inc.	1,948	$169,924
Clorox Co. (The)	1,064	214,843
Colgate-Palmolive Co.	3,364	287,656
Kimberly-Clark Corp.	1,668	224,896
Procter & Gamble Co. (The)	5,151	716,710

Total Household Products		1,614,029

Industrial Conglomerates - 0.5%
3M Co.	2,262	395,375

Insurance - 4.8%
Aflac, Inc.	9,855	438,252
Allstate Corp. (The)	4,170	458,408
Arthur J. Gallagher & Co.	1,761	217,853
Assurant, Inc.	1,744	237,568
First American Financial Corp.	4,532	233,987
Hartford Financial Services Group, Inc. (The)	8,458	414,273
Marsh & McLennan Cos., Inc.	3,870	452,790
MetLife, Inc.	9,641	452,645
Progressive Corp. (The)	5,136	507,848
Reinsurance Group of America, Inc.	1,851	214,531
Travelers Cos., Inc. (The)	2,931	411,424

Total Insurance		4,039,579

Interactive Media & Services - 5.6%
Alphabet, Inc. Class A*	1,570	2,751,645
Facebook, Inc. Class A*	6,742	1,841,645
Zillow Group, Inc. Class C*(a)	1,097	142,390

Total Interactive Media & Services		4,735,680

Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	822	2,677,196
eBay, Inc.	3,942	198,086
Etsy, Inc.*	1,089	193,744

Total Internet & Direct Marketing Retail		3,069,026

IT Services - 5.2%
Akamai Technologies, Inc.*	1,876	196,961
Automatic Data Processing, Inc.	2,177	383,587
Black Knight, Inc.*	211	18,642
Booz Allen Hamilton Holding Corp.	2,195	191,360
Broadridge Financial Solutions, Inc.	963	147,532
Cognizant Technology Solutions Corp. Class A	2,979	244,129
EPAM Systems, Inc.*	376	134,740
Gartner, Inc.*	894	143,210
International Business Machines Corp.	3,460	435,545
Jack Henry & Associates, Inc.	608	98,490
Leidos Holdings, Inc.	2,406	252,919
PayPal Holdings, Inc.*	2,978	697,447
VeriSign, Inc.*	749	162,084
Visa, Inc. Class A	5,258	1,150,082
Western Union Co. (The)	6,265	137,454

Total IT Services		4,394,182

Leisure Products - 0.5%
Brunswick Corp.	818	62,364
Hasbro, Inc.	2,058	192,505
Mattel, Inc.*	5,808	101,350
YETI Holdings, Inc.*	533	36,495

Total Leisure Products		392,714

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	2,062	244,326
Avantor, Inc.*	2,110	59,397
Bio-Rad Laboratories, Inc. Class A*	154	89,773
Bio-Techne Corp.	272	86,374
Charles River Laboratories International, Inc.*	484	120,932
Mettler-Toledo International, Inc.*	179	204,003
PerkinElmer, Inc.	1,105	158,568
PRA Health Sciences, Inc.*	1,202	150,779
Repligen Corp.*	234	44,841
Thermo Fisher Scientific, Inc.	898	418,270
Waters Corp.*	563	139,297

Total Life Sciences Tools & Services		1,716,560

Machinery - 2.2%
AGCO Corp.	2,335	240,715
Caterpillar, Inc.	2,423	441,034
Deere & Co.	1,295	348,420
Lincoln Electric Holdings, Inc.	1,725	200,531
Snap-on, Inc.	611	104,567
Stanley Black & Decker, Inc.	1,221	218,022
Timken Co. (The)	1,878	145,282
Toro Co. (The)	1,348	127,844

Total Machinery		1,826,415

Media - 2.1%
Charter Communications, Inc. Class A*	491	324,821
Comcast Corp. Class A	12,891	675,488
Discovery, Inc. Class A*	2,531	76,158
Fox Corp. Class A	3,051	88,845
Interpublic Group of Cos., Inc. (The)	7,604	178,846
New York Times Co. (The) Class A	2,931	151,738
News Corp. Class A	8,584	154,255
Omnicom Group, Inc.	2,444	152,432

Total Media		1,802,583

Metals & Mining - 0.4%
Newmont Corp.	4,117	246,567
Reliance Steel & Aluminum Co.	1,015	121,546

Total Metals & Mining		368,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2020

Investments	Shares	Value
Multi-Utilities - 0.8%
Consolidated Edison, Inc.	3,995	$288,718
Sempra Energy	3,148	401,087

Total Multi-Utilities		689,805

Multiline Retail - 0.4%
Target Corp.	1,915	338,055

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	5,623	348,795
Catalent, Inc.*	1,168	121,554
Eli Lilly & Co.	2,251	380,059
Johnson & Johnson	4,819	758,414
Merck & Co., Inc.	4,243	347,077
Pfizer, Inc.	10,467	385,290

Total Pharmaceuticals		2,341,189

Professional Services - 0.5%
ManpowerGroup, Inc.	2,251	202,995
Robert Half International, Inc.	2,539	158,637
TriNet Group, Inc.*	999	80,519

Total Professional Services		442,151

Real Estate Management & Development - 0.6%
CBRE Group, Inc. Class A*	4,493	281,801
Jones Lang LaSalle, Inc.	1,486	220,478

Total Real Estate Management & Development		502,279

Road & Rail - 1.1%
AMERCO	130	59,015
CSX Corp.	4,086	370,804
JB Hunt Transport Services, Inc.	398	54,387
Kansas City Southern	946	193,107
Knight-Swift Transportation Holdings, Inc.	781	32,661
Landstar System, Inc.	658	88,606
Old Dominion Freight Line, Inc.	631	123,159

Total Road & Rail		921,739

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	4,156	381,147
Applied Materials, Inc.	4,287	369,968
Enphase Energy, Inc.*	702	123,180
Entegris, Inc.	1,181	113,494
First Solar, Inc.*	2,468	244,134
Intel Corp.	12,323	613,932
KLA Corp.	880	227,841
Lam Research Corp.	661	312,170
NVIDIA Corp.	1,568	818,810
QUALCOMM, Inc.	3,313	504,702
Teradyne, Inc.	1,811	217,121

Total Semiconductors & Semiconductor Equipment		3,926,499

Software - 10.5%
Adobe, Inc.*	1,315	657,658
Appian Corp.*	610	98,875
Autodesk, Inc.*	1,167	356,332
Blackline, Inc.*	771	102,836
Cadence Design Systems, Inc.*	1,292	176,267
CDK Global, Inc.	1,610	83,446
Citrix Systems, Inc.	1,226	159,503
Dropbox, Inc. Class A*	3,820	84,766
HubSpot, Inc.*	248	98,317
Intuit, Inc.	1,044	396,563
Microsoft Corp.	16,250	3,614,325
Nuance Communications, Inc.*	4,360	192,232
Oracle Corp.	9,157	592,366
PTC, Inc.*	934	111,716
RealPage, Inc.*	578	50,425
salesforce.com, Inc.*	2,824	628,425
ServiceNow, Inc.*	553	304,388
SS&C Technologies Holdings, Inc.	653	47,506
Synopsys, Inc.*	839	217,502
Trade Desk, Inc. (The) Class A*	122	97,722
Tyler Technologies, Inc.*	195	85,121
VMware, Inc. Class A*	2,327	326,385
Workday, Inc. Class A*	1,259	301,669

Total Software		8,784,345

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	625	98,444
AutoNation, Inc.*	1,222	85,283
AutoZone, Inc.*	118	139,882
Best Buy Co., Inc.	2,180	217,542
Gap, Inc. (The)	8,236	166,285
Home Depot, Inc. (The)	2,277	604,817
L Brands, Inc.	3,469	129,012
Lithia Motors, Inc. Class A	327	95,703
Lowe’s Cos., Inc.	2,202	353,443
O’Reilly Automotive, Inc.*	124	56,119
RH*	55	24,613
Tiffany & Co.	1,480	194,546
Tractor Supply Co.	1,177	165,463
Williams-Sonoma, Inc.	1,149	117,014

Total Specialty Retail		2,448,166

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	35,342	4,689,530
Hewlett Packard Enterprise Co.	21,941	260,001
HP, Inc.	12,620	310,326
NetApp, Inc.	3,290	217,929

Total Technology Hardware, Storage & Peripherals		5,477,786

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp.*	529	151,706
NIKE, Inc. Class B	3,376	477,603

Total Textiles, Apparel & Luxury Goods		629,309

Trading Companies & Distributors - 0.6%
United Rentals, Inc.*	966	224,025
W.W. Grainger, Inc.	739	301,763
Watsco, Inc.	12	2,719

Total Trading Companies & Distributors		528,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2020

Investments	Shares	Value
Water Utilities - 0.5%
American Water Works Co., Inc.	2,468	$378,764

TOTAL COMMON STOCKS (Cost: $61,832,400)		83,596,411

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $130,778)	130,778	130,778

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $61,963,178)		83,727,189
Other Assets less Liabilities - 0.2%		143,832

NET ASSETS - 100.0%		$83,871,021

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $128,113 and the total market value of the collateral held by the Fund was $130,778.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$83,596,411	$—	$—	$83,596,411
Investment of Cash Collateral for Securities Loaned	—	130,778	—	130,778

Total Investments in Securities	$83,596,411	$130,778	$—	$83,727,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Banks - 10.1%
ACNB Corp.(a)	678	$16,950
American National Bankshares, Inc.	1,900	49,799
Arrow Financial Corp.	2,428	72,622
Associated Banc-Corp.	32,463	553,494
Atlantic Union Bankshares Corp.	11,837	389,911
Bank of Hawaii Corp.(a)	6,641	508,833
Bank OZK(a)	22,332	698,322
Banner Corp.	6,251	291,234
Bar Harbor Bankshares	2,303	52,025
Bridge Bancorp, Inc.(a)	3,662	88,547
Brookline Bancorp, Inc.	14,866	178,987
Bryn Mawr Bank Corp.	3,520	107,694
Camden National Corp.	2,561	91,633
Cathay General Bancorp(a)	16,109	518,549
Central Pacific Financial Corp.	7,488	142,347
Citigroup, Inc.	344,241	21,225,900
Citizens & Northern Corp.	3,987	79,102
City Holding Co.	3,472	241,478
CNB Financial Corp.	2,593	55,205
Columbia Banking System, Inc.(a)	11,524	413,712
Community Trust Bancorp, Inc.	3,594	133,158
Cullen/Frost Bankers, Inc.(a)	10,086	879,802
CVB Financial Corp.	23,178	451,971
Dime Community Bancshares, Inc.	5,110	80,585
Farmers National Banc Corp.	5,958	79,063
Fifth Third Bancorp	134,797	3,716,353
Financial Institutions, Inc.	3,606	81,135
First Bancorp, Inc. (The)	1,647	41,834
First Busey Corp.	11,405	245,778
First Commonwealth Financial Corp.	19,451	212,794
First Community Bankshares, Inc.	3,156	68,106
First Financial Bancorp	24,720	433,342
First Hawaiian, Inc.	28,133	663,376
First Horizon Corp.	123,958	1,581,704
First Interstate BancSystem, Inc. Class A(a)	7,303	297,743
First of Long Island Corp. (The)	4,517	80,628
Flushing Financial Corp.	8,799	146,415
Fulton Financial Corp.	29,926	380,659
HBT Financial, Inc.(a)	7,351	111,368
Heritage Commerce Corp.	18,009	159,740
Heritage Financial Corp.(a)	5,487	128,341
Hope Bancorp, Inc.	30,499	332,744
Horizon Bancorp, Inc.	6,597	104,628
Independent Bank Corp.	5,071	93,661
International Bancshares Corp.	9,580	358,675
Investors Bancorp, Inc.	56,175	593,208
Lakeland Bancorp, Inc.	8,934	113,462
M&T Bank Corp.	21,359	2,719,001
Macatawa Bank Corp.	9,522	79,699
Mercantile Bank Corp.	3,266	88,737
Midland States Bancorp, Inc.	6,515	116,423
MidWestOne Financial Group, Inc.	2,889	70,780
NBT Bancorp, Inc.	7,158	229,772
Norwood Financial Corp.	697	18,240
OceanFirst Financial Corp.	11,531	214,822
Old National Bancorp	26,487	438,625
Pacific Premier Bancorp, Inc.	16,914	529,916
Park National Corp.(a)	2,912	305,789
People’s United Financial, Inc.	110,226	1,425,222
Peoples Bancorp, Inc.	5,282	143,089
Peoples Financial Services Corp.	1,054	38,745
Regions Financial Corp.	174,150	2,807,298
Sandy Spring Bancorp, Inc.	8,874	285,654
Sierra Bancorp	3,216	76,927
Simmons First National Corp. Class A(a)	16,857	363,943
Southern National Bancorp of Virginia, Inc.	4,601	55,718
Southside Bancshares, Inc.	6,618	205,357
Synovus Financial Corp.	28,987	938,309
Tompkins Financial Corp.	2,176	153,626
Truist Financial Corp.	246,639	11,821,407
Trustmark Corp.	10,751	293,610
U.S. Bancorp	263,753	12,288,252
Umpqua Holdings Corp.	59,589	902,177
United Bankshares, Inc.(a)	28,185	913,194
Univest Financial Corp.	6,017	123,830
Valley National Bancorp	87,169	849,898
Washington Trust Bancorp, Inc.	3,909	175,123
Webster Financial Corp.	16,786	707,530
WesBanco, Inc.	13,848	414,886
West Bancorp, Inc.	4,971	95,940

Total Banks		77,238,156

Beverages - 4.5%
Coca-Cola Co. (The)	630,953	34,601,462

Biotechnology - 7.5%
AbbVie, Inc.	390,325	41,823,324
Gilead Sciences, Inc.	268,068	15,617,641

Total Biotechnology		57,440,965

Capital Markets - 2.1%
Ares Management Corp. Class A	33,925	1,596,171
Artisan Partners Asset Management, Inc. Class A	30,274	1,523,993
B. Riley Financial, Inc.(a)	7,432	328,643
Blackstone Group, Inc. (The) Class A	108,924	7,059,364
Federated Hermes, Inc. Class B	17,384	502,224
Franklin Resources, Inc.	107,027	2,674,605
GCM Grosvenor, Inc. Class A*(a)	70,985	945,520
Moelis & Co. Class A	13,709	641,033
Virtu Financial, Inc. Class A	24,376	613,544

Total Capital Markets		15,885,097

Chemicals - 1.6%
Cabot Corp.	9,200	412,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2020

Investments	Shares	Value
Chemours Co. (The)(a)	29,418	$729,272
Dow, Inc.	183,270	10,171,485
Kronos Worldwide, Inc.	27,315	407,267
Olin Corp.	25,123	617,021

Total Chemicals		12,337,941

Commercial Services & Supplies - 0.2%
ACCO Brands Corp.	13,828	116,847
Deluxe Corp.(a)	8,781	256,405
Ennis, Inc.	6,623	118,221
Healthcare Services Group, Inc.(a)	11,845	332,844
HNI Corp.	6,839	235,672
NL Industries, Inc.	6,259	29,918
Pitney Bowes, Inc.(a)	28,259	174,075
Steelcase, Inc. Class A	13,401	181,584

Total Commercial Services & Supplies		1,445,566

Communications Equipment - 4.0%
Cisco Systems, Inc.	655,802	29,347,140
Juniper Networks, Inc.	57,644	1,297,566

Total Communications Equipment		30,644,706

Consumer Finance - 0.3%
Navient Corp.(a)	59,388	583,190
OneMain Holdings, Inc.	26,513	1,276,866

Total Consumer Finance		1,860,056

Containers & Packaging - 0.6%
Greif, Inc. Class B	5,031	243,400
International Paper Co.	79,105	3,933,100
Myers Industries, Inc.	5,279	109,698

Total Containers & Packaging		4,286,198

Diversified Consumer Services - 0.2%
Franchise Group, Inc.(a)	7,223	219,940
H&R Block, Inc.(a)	60,164	954,201

Total Diversified Consumer Services		1,174,141

Diversified Telecommunication Services - 11.1%
AT&T, Inc.	1,344,217	38,659,681
CenturyLink, Inc.	513,905	5,010,574
Cogent Communications Holdings, Inc.	11,251	673,597
Verizon Communications, Inc.	686,167	40,312,311

Total Diversified Telecommunication Services		84,656,163

Electric Utilities - 9.4%
ALLETE, Inc.(a)	10,306	638,354
American Electric Power Co., Inc.	84,716	7,054,301
Avangrid, Inc.	57,576	2,616,829
Duke Energy Corp.	147,363	13,492,556
Edison International	73,162	4,596,037
Entergy Corp.	35,293	3,523,653
Evergy, Inc.	42,020	2,332,530
Exelon Corp.	172,826	7,296,714
FirstEnergy Corp.	133,013	4,071,528
Genie Energy Ltd. Class B(a)	7,455	53,750
Hawaiian Electric Industries, Inc.	18,207	644,346
NRG Energy, Inc.	42,047	1,578,865
OGE Energy Corp.	47,675	1,518,925
Otter Tail Corp.	6,431	274,025
Pinnacle West Capital Corp.	22,434	1,793,598
Portland General Electric Co.	16,367	700,017
PPL Corp.	216,799	6,113,732
Southern Co. (The)	212,188	13,034,709

Total Electric Utilities		71,334,469

Electrical Equipment - 0.0%
Powell Industries, Inc.	1,918	56,562

Energy Equipment & Services - 0.3%
Archrock, Inc.	46,263	400,638
Baker Hughes Co.(a)	104,139	2,171,298

Total Energy Equipment & Services		2,571,936

Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree Realty Corp.(a)	3,401	226,439
Alexander’s, Inc.	740	205,239
American Assets Trust, Inc.	3,297	95,217
American Campus Communities, Inc.(a)	10,382	444,038
Armada Hoffler Properties, Inc.	4,872	54,664
AvalonBay Communities, Inc.	9,034	1,449,325
Bluerock Residential Growth REIT, Inc.(a)	2,881	36,502
Boston Properties, Inc.	10,504	992,943
Brandywine Realty Trust	20,805	247,788
Brixmor Property Group, Inc.	28,351	469,209
Brookfield Property REIT, Inc. Class A	6,058	90,507
BRT Apartments Corp.(a)	2,717	41,298
Camden Property Trust	5,733	572,841
CareTrust REIT, Inc.	7,708	170,963
CatchMark Timber Trust, Inc. Class A	4,235	39,640
Centerspace	1,130	79,823
Columbia Property Trust, Inc.	11,349	162,745
Community Healthcare Trust, Inc.	1,515	71,372
CoreSite Realty Corp.	4,469	559,876
Corporate Office Properties Trust	8,803	229,582
Cousins Properties, Inc.	9,002	301,567
Crown Castle International Corp.	25,323	4,031,168
CubeSmart	20,568	691,291
Douglas Emmett, Inc.	10,690	311,934
Easterly Government Properties, Inc.	7,257	164,371
Equity Residential	26,231	1,554,974
Essential Properties Realty Trust, Inc.	8,454	179,225
Essex Property Trust, Inc.	3,786	898,872
Extra Space Storage, Inc.	11,041	1,279,210
Four Corners Property Trust, Inc.	8,692	258,761
Gaming and Leisure Properties, Inc.	33,053	1,401,447
Getty Realty Corp.	6,550	180,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2020

Investments	Shares	Value
Gladstone Commercial Corp.	4,182	$75,276
Gladstone Land Corp.(a)	2,093	30,642
Global Medical REIT, Inc.	5,180	67,651
Healthcare Realty Trust, Inc.	14,040	415,584
Healthcare Trust of America, Inc. Class A	18,304	504,092
Healthpeak Properties, Inc.	47,015	1,421,263
Highwoods Properties, Inc.	9,076	359,682
Hudson Pacific Properties, Inc.	10,081	242,146
Independence Realty Trust, Inc.	6,650	89,310
Industrial Logistics Properties Trust	10,411	242,472
Iron Mountain, Inc.(a)	41,090	1,211,333
iStar, Inc.(a)	4,083	60,633
Kimco Realty Corp.	33,359	500,719
Lexington Realty Trust	30,360	322,423
Life Storage, Inc.	3,221	384,555
LTC Properties, Inc.	4,302	167,391
Medical Properties Trust, Inc.	48,904	1,065,618
Monmouth Real Estate Investment Corp.	8,464	146,597
National Health Investors, Inc.	5,296	366,324
National Retail Properties, Inc.	15,955	652,879
National Storage Affiliates Trust	7,180	258,695
NETSTREIT Corp.	1,995	38,883
New Senior Investment Group, Inc.	7,086	36,706
Office Properties Income Trust(a)	7,485	170,059
One Liberty Properties, Inc.	2,792	56,035
Paramount Group, Inc.	16,035	144,956
Physicians Realty Trust	18,075	321,735
Piedmont Office Realty Trust, Inc. Class A	11,789	191,335
Plymouth Industrial REIT, Inc.	2,988	44,820
PotlatchDeltic Corp.	5,559	278,061
Public Storage	16,465	3,802,262
Rayonier, Inc.	7,966	234,041
Realty Income Corp.	28,165	1,751,018
Retail Value, Inc.(a)	3,597	53,487
Sabra Health Care REIT, Inc.	25,492	442,796
Saul Centers, Inc.	2,410	76,349
SL Green Realty Corp.(a)	6,975	415,571
Spirit Realty Capital, Inc.	11,117	446,570
STAG Industrial, Inc.	12,793	400,677
STORE Capital Corp.	20,394	692,988
UDR, Inc.	17,912	688,358
UMH Properties, Inc.	3,173	46,992
Uniti Group, Inc.(a)	21,739	254,998
Universal Health Realty Income Trust	806	51,802
Urstadt Biddle Properties, Inc. Class A	2,434	34,392
VICI Properties, Inc.	48,395	1,234,073
Washington Real Estate Investment Trust	7,326	158,461
Weingarten Realty Investors	5,672	122,912

Total Equity Real Estate Investment Trusts (REITs)		38,268,840

Food & Staples Retailing - 0.0%
SpartanNash Co.(a)	7,489	130,383
Village Super Market, Inc. Class A	2,259	49,834

Total Food & Staples Retailing		180,217

Food Products - 3.9%
B&G Foods, Inc.(a)	29,575	820,115
Flowers Foods, Inc.(a)	53,978	1,221,522
General Mills, Inc.	150,647	8,858,044
Ingredion, Inc.	10,135	797,320
J.M. Smucker Co. (The)	25,565	2,955,314
Kellogg Co.	90,406	5,625,965
Kraft Heinz Co. (The)	274,154	9,502,178

Total Food Products		29,780,458

Gas Utilities - 0.6%
National Fuel Gas Co.	18,172	747,414
New Jersey Resources Corp.(a)	17,581	625,005
Northwest Natural Holding Co.(a)	5,699	262,097
South Jersey Industries, Inc.(a)	24,877	536,099
Southwest Gas Holdings, Inc.	9,573	581,560
Spire, Inc.(a)	9,863	631,627
UGI Corp.	36,889	1,289,639

Total Gas Utilities		4,673,441

Health Care Providers & Services - 0.4%
Cardinal Health, Inc.	50,124	2,684,641
National HealthCare Corp.	2,189	145,372
Patterson Cos., Inc.	15,175	449,635

Total Health Care Providers & Services		3,279,648

Household Durables - 0.5%
Ethan Allen Interiors, Inc.	6,522	131,810
Leggett & Platt, Inc.(a)	24,532	1,086,768
MDC Holdings, Inc.	10,320	501,552
Newell Brands, Inc.	90,676	1,925,051

Total Household Durables		3,645,181

Household Products - 1.4%
Kimberly-Clark Corp.	76,683	10,339,169

Independent Power & Renewable Electricity Producers - 0.0%
Clearway Energy, Inc. Class A	10,932	323,041

Industrial Conglomerates - 3.2%
3M Co.	139,576	24,396,489

Insurance - 2.3%
American National Group, Inc.	4,599	442,056
CNA Financial Corp.	50,927	1,984,116
Donegal Group, Inc. Class A	7,485	105,314
FBL Financial Group, Inc. Class A	4,336	227,683
Fidelity National Financial, Inc.	53,961	2,109,336
First American Financial Corp.	19,007	981,331
Mercury General Corp.	21,438	1,119,278
MetLife, Inc.	165,542	7,772,197
Old Republic International Corp.	65,195	1,284,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2020

Investments	Shares	Value
Safety Insurance Group, Inc.	4,881	$380,230
Unum Group	47,676	1,093,687

Total Insurance		17,500,222

Internet & Direct Marketing Retail - 0.0%
PetMed Express, Inc.(a)	3,610	115,737

IT Services - 3.9%
International Business Machines Corp.	221,583	27,892,868
Western Union Co. (The)	79,991	1,755,003

Total IT Services		29,647,871

Leisure Products - 0.0%
Sturm Ruger & Co., Inc.(a)	4,447	289,366

Media - 0.6%
Interpublic Group of Cos., Inc. (The)	76,671	1,803,302
John Wiley & Sons, Inc. Class A(a)	6,986	318,981
Omnicom Group, Inc.	41,311	2,576,567

Total Media		4,698,850

Metals & Mining - 0.1%
Compass Minerals International, Inc.(a)	11,420	704,842
Haynes International, Inc.(a)	2,197	52,376
Kaiser Aluminum Corp.	2,105	208,185
SunCoke Energy, Inc.	18,877	82,115

Total Metals & Mining		1,047,518

Multi-Utilities - 3.7%
Avista Corp.(a)	13,587	545,382
Black Hills Corp.	11,386	699,670
Consolidated Edison, Inc.	66,825	4,829,443
Dominion Energy, Inc.	130,978	9,849,545
DTE Energy Co.	31,802	3,861,081
MDU Resources Group, Inc.	49,044	1,291,819
NiSource, Inc.	66,988	1,536,705
NorthWestern Corp.	10,377	605,083
Public Service Enterprise Group, Inc.	82,596	4,815,347
Unitil Corp.	2,439	107,974

Total Multi-Utilities		28,142,049

Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream Corp.(a)	327,530	2,525,256
Diamondback Energy, Inc.	22,542	1,091,033

Total Oil, Gas & Consumable Fuels		3,616,289

Paper & Forest Products - 0.1%
Glatfelter Corp.	6,940	113,677
Neenah, Inc.(a)	2,833	156,722
Schweitzer-Mauduit International, Inc.(a)	6,912	277,931
Verso Corp. Class A	5,581	67,084

Total Paper & Forest Products		615,414

Pharmaceuticals - 4.7%
Pfizer, Inc.	976,443	35,942,867

Professional Services - 0.0%
Resources Connection, Inc.	7,066	88,820

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	12,443	222,605
RMR Group, Inc. (The) Class A	379	14,637

Total Real Estate Management & Development		237,242

Road & Rail - 0.1%
Ryder System, Inc.	13,807	852,720

Semiconductors & Semiconductor Equipment - 3.6%
Broadcom, Inc.	61,886	27,096,785
NVE Corp.(a)	1,726	96,967

Total Semiconductors & Semiconductor Equipment		27,193,752

Specialty Retail - 0.1%
Big 5 Sporting Goods Corp.(a)	7,591	77,504
Buckle, Inc. (The)(a)	8,695	253,894
Haverty Furniture Cos., Inc.(a)	4,080	112,894
Rent-A-Center, Inc.	13,246	507,189

Total Specialty Retail		951,481

Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	220,127	5,412,923
NetApp, Inc.	32,945	2,182,277
Xerox Holdings Corp.	41,611	964,959

Total Technology Hardware, Storage & Peripherals		8,560,159

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.(a)	71,646	1,044,599
Kontoor Brands, Inc.(a)	14,895	604,141

Total Textiles, Apparel & Luxury Goods		1,648,740

Thrifts & Mortgage Finance - 0.7%
Capitol Federal Financial, Inc.	27,776	347,200
Federal Agricultural Mortgage Corp. Class C	1,846	137,066
New York Community Bancorp, Inc.	147,659	1,557,802
Northfield Bancorp, Inc.	10,468	129,070
Northwest Bancshares, Inc.	37,271	474,833
Premier Financial Corp.	6,592	151,616
Provident Financial Services, Inc.(a)	20,159	362,056
Territorial Bancorp, Inc.	171	4,109
TFS Financial Corp.(a)	83,990	1,480,744
TrustCo Bank Corp.	20,054	133,760
Washington Federal, Inc.	12,960	333,590

Total Thrifts & Mortgage Finance		5,111,846

Tobacco - 10.7%
Altria Group, Inc.	969,577	39,752,657
Philip Morris International, Inc.	490,482	40,607,005
Universal Corp.	7,310	355,339
Vector Group Ltd.	70,113	816,816

Total Tobacco		81,531,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2020

Investments	Shares	Value
Trading Companies & Distributors - 0.3%
H&E Equipment Services, Inc.	6,642	$197,998
MSC Industrial Direct Co., Inc. Class A	7,815	659,508
Watsco, Inc.(a)	7,619	1,726,084

Total Trading Companies & Distributors		2,583,590

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	18,501	343,564

TOTAL COMMON STOCKS (Cost: $747,285,585)		761,139,816

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $186,050)	2,051	215,047

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $12,363,250)	12,363,250	12,363,250

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $759,834,885)		773,718,113
Other Assets less Liabilities - (1.3)%		(10,197,877)

NET ASSETS - 100.0%		$763,520,236

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,398,096 and the total market value of the collateral held by the Fund was $16,803,676. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,440,426.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree U.S. Total Dividend Fund	$3,007,801	$14,624,927	$17,731,666	$642,127	$(328,142)	$215,047	$56,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$761,139,816	$—	$—	$761,139,816
Exchange-Traded Fund	215,047	—	—	215,047
Investment of Cash Collateral for Securities Loaned	—	12,363,250	—	12,363,250

Total Investments in Securities	$761,354,863	$12,363,250	$—	$773,718,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.2%
General Dynamics Corp.	42,197	$6,279,757
L3Harris Technologies, Inc.	21,235	4,013,840
Lockheed Martin Corp.	42,207	14,982,641
Northrop Grumman Corp.	17,775	5,416,398

Total Aerospace & Defense		30,692,636

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.(a)	12,816	1,203,038
Expeditors International of Washington, Inc.	12,509	1,189,731
FedEx Corp.	13,316	3,457,100
United Parcel Service, Inc. Class B	133,867	22,543,203

Total Air Freight & Logistics		28,393,072

Banks - 6.0%
Bank of America Corp.	1,137,678	34,483,020
Citigroup, Inc.	374,701	23,104,064
Fifth Third Bancorp	138,524	3,819,107
First Republic Bank	6,858	1,007,646
JPMorgan Chase & Co.	482,259	61,280,651
M&T Bank Corp.	21,560	2,744,588
Regions Financial Corp.	216,950	3,497,234
Truist Financial Corp.	266,013	12,750,003
U.S. Bancorp	287,199	13,380,601

Total Banks		156,066,914

Beverages - 3.6%
Brown-Forman Corp. Class B	32,146	2,553,357
Coca-Cola Co. (The)	699,808	38,377,471
Constellation Brands, Inc. Class A	14,224	3,115,767
Keurig Dr. Pepper, Inc.	154,730	4,951,360
PepsiCo, Inc.	305,680	45,332,344

Total Beverages		94,330,299

Biotechnology - 3.3%
AbbVie, Inc.	456,580	48,922,547
Amgen, Inc.	85,069	19,559,065
Gilead Sciences, Inc.	297,535	17,334,389

Total Biotechnology		85,816,001

Building Products - 0.1%
Carrier Global Corp.	32,410	1,222,505
Fortune Brands Home & Security, Inc.	5,420	464,602
Masco Corp.	9,421	517,496

Total Building Products		2,204,603

Capital Markets - 4.0%
Ameriprise Financial, Inc.	14,828	2,881,525
Bank of New York Mellon Corp. (The)	145,775	6,186,691
BlackRock, Inc.	25,427	18,346,598
Blackstone Group, Inc. (The) Class A	123,958	8,033,718
Charles Schwab Corp. (The)	142,767	7,572,362
CME Group, Inc.	34,188	6,223,925
FactSet Research Systems, Inc.	1,391	462,508
Goldman Sachs Group, Inc. (The)	38,770	10,224,037
Intercontinental Exchange, Inc.	34,889	4,022,353
KKR & Co., Inc. Class A	47,237	1,912,626
MarketAxess Holdings, Inc.	1,268	723,470
Moody’s Corp.	13,001	3,773,410
Morgan Stanley	214,511	14,700,439
MSCI, Inc.	3,842	1,715,568
Nasdaq, Inc.	18,149	2,409,098
Northern Trust Corp.	32,859	3,060,487
Raymond James Financial, Inc.	8,774	839,409
S&P Global, Inc.	15,554	5,113,066
T. Rowe Price Group, Inc.	40,720	6,164,601

Total Capital Markets		104,365,891

Chemicals - 1.7%
Air Products & Chemicals, Inc.	24,283	6,634,601
Albemarle Corp.	4,306	635,221
Celanese Corp.	13,623	1,770,173
Corteva, Inc.	59,989	2,322,774
Dow, Inc.	206,967	11,486,669
DuPont de Nemours, Inc.	73,558	5,230,709
Eastman Chemical Co.	15,794	1,583,822
Ecolab, Inc.	13,943	3,016,708
FMC Corp.	8,052	925,416
International Flavors & Fragrances, Inc.(a)	16,036	1,745,358
PPG Industries, Inc.	20,584	2,968,625
RPM International, Inc.	14,992	1,360,974
Sherwin-Williams Co. (The)	5,696	4,186,047

Total Chemicals		43,867,097

Commercial Services & Supplies - 0.5%
Cintas Corp.	7,564	2,673,571
Republic Services, Inc.	46,016	4,431,341
Rollins, Inc.	15,958	623,479
Waste Management, Inc.	44,208	5,213,450

Total Commercial Services & Supplies		12,941,841

Communications Equipment - 1.4%
Cisco Systems, Inc.	727,990	32,577,552
Motorola Solutions, Inc.	15,628	2,657,698
Ubiquiti, Inc.(a)	1,041	289,929

Total Communications Equipment		35,525,179

Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	2,806	305,742

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,913	827,204
Vulcan Materials Co.	6,941	1,029,420

Total Construction Materials		1,856,624

Consumer Finance - 0.5%
American Express Co.	62,750	7,587,103
Discover Financial Services	35,331	3,198,515
Synchrony Financial	91,588	3,179,019

Total Consumer Finance		13,964,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2020

Investments	Shares	Value
Containers & Packaging - 0.4%
Avery Dennison Corp.	9,157	$1,420,342
Ball Corp.	17,388	1,620,214
International Paper Co.	92,404	4,594,327
Packaging Corp. of America	15,503	2,138,019

Total Containers & Packaging		9,772,902

Distributors - 0.1%
Genuine Parts Co.	26,388	2,650,147
Pool Corp.	1,449	539,752

Total Distributors		3,189,899

Diversified Telecommunication Services - 6.0%
AT&T, Inc.	2,505,216	72,050,012
CenturyLink, Inc.	541,218	5,276,875
Verizon Communications, Inc.	1,352,861	79,480,584

Total Diversified Telecommunication Services		156,807,471

Electric Utilities - 4.1%
Alliant Energy Corp.	52,832	2,722,433
American Electric Power Co., Inc.	90,275	7,517,199
Avangrid, Inc.	69,443	3,156,185
Duke Energy Corp.	166,120	15,209,947
Edison International	76,710	4,818,922
Entergy Corp.	39,998	3,993,400
Evergy, Inc.	43,857	2,434,502
Eversource Energy	48,096	4,160,785
Exelon Corp.	196,348	8,289,813
FirstEnergy Corp.	143,902	4,404,840
NextEra Energy, Inc.	295,422	22,791,807
PPL Corp.	229,541	6,473,056
Southern Co. (The)	239,697	14,724,587
Xcel Energy, Inc.	105,720	7,048,353

Total Electric Utilities		107,745,829

Electrical Equipment - 0.4%
AMETEK, Inc.	8,718	1,054,355
Emerson Electric Co.	80,292	6,453,068
Rockwell Automation, Inc.	15,583	3,908,372

Total Electrical Equipment		11,415,795

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	20,975	2,742,901
CDW Corp.	9,412	1,240,407
Corning, Inc.	106,380	3,829,680

Total Electronic Equipment, Instruments & Components		7,812,988

Energy Equipment & Services - 0.1%
Baker Hughes Co.	109,739	2,288,058
Halliburton Co.	55,222	1,043,696

Total Energy Equipment & Services		3,331,754

Entertainment - 0.2%
Activision Blizzard, Inc.	32,811	3,046,502
Electronic Arts, Inc.	9,612	1,380,283

Total Entertainment		4,426,785

Equity Real Estate Investment Trusts (REITs) - 3.9%
Alexandria Real Estate Equities, Inc.	24,701	4,402,212
American Tower Corp.	47,638	10,692,825
AvalonBay Communities, Inc.	27,155	4,356,477
Boston Properties, Inc.	29,534	2,791,849
Crown Castle International Corp.	78,246	12,455,981
Digital Realty Trust, Inc.	48,694	6,793,300
Duke Realty Corp.	45,488	1,818,155
Equinix, Inc.	7,620	5,442,052
Equity Residential	75,668	4,485,599
Essex Property Trust, Inc.	10,609	2,518,789
Extra Space Storage, Inc.	30,872	3,576,830
Healthpeak Properties, Inc.	141,879	4,289,002
Invitation Homes, Inc.	56,715	1,684,436
Mid-America Apartment Communities, Inc.	21,047	2,666,444
Prologis, Inc.	94,334	9,401,326
Public Storage	48,991	11,313,492
Realty Income Corp.	81,517	5,067,912
SBA Communications Corp.	4,801	1,354,506
Sun Communities, Inc.	10,933	1,661,269
VICI Properties, Inc.	135,096	3,444,948
Weyerhaeuser Co.	75,672	2,537,282

Total Equity Real Estate Investment Trusts (REITs)		102,754,686

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	26,070	9,822,654
Kroger Co. (The)	138,604	4,402,063
Walmart, Inc.	330,225	47,601,934

Total Food & Staples Retailing		61,826,651

Food Products - 2.4%
Archer-Daniels-Midland Co.	89,875	4,530,599
Campbell Soup Co.	65,115	3,148,310
Conagra Brands, Inc.	85,721	3,108,244
General Mills, Inc.	161,434	9,492,319
Hershey Co. (The)	23,392	3,563,303
Hormel Foods Corp.	64,402	3,001,777
J.M. Smucker Co. (The)	25,826	2,985,486
Kellogg Co.	95,308	5,931,017
Kraft Heinz Co. (The)	309,609	10,731,048
McCormick & Co., Inc. Non-Voting Shares	27,147	2,595,253
Mondelez International, Inc. Class A	169,553	9,913,764
Tyson Foods, Inc. Class A	40,116	2,585,075

Total Food Products		61,586,195

Gas Utilities - 0.1%
Atmos Energy Corp.	14,092	1,344,800

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	127,902	14,003,990
Baxter International, Inc.	36,393	2,920,174
Becton, Dickinson and Co.	20,411	5,107,240
Danaher Corp.	13,191	2,930,249
ResMed, Inc.	9,961	2,117,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2020

Investments	Shares	Value
Stryker Corp.	20,674	$5,065,957
Teleflex, Inc.	1,089	448,200
West Pharmaceutical Services, Inc.	653	185,002
Zimmer Biomet Holdings, Inc.	9,010	1,388,351

Total Health Care Equipment & Supplies		34,166,473

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	21,910	2,141,922
Anthem, Inc.	16,612	5,333,947
Cardinal Health, Inc.	57,684	3,089,555
Cigna Corp.	1	208
CVS Health Corp.	196,113	13,394,518
Humana, Inc.	5,101	2,092,787
McKesson Corp.	9,618	1,672,763
Quest Diagnostics, Inc.	17,660	2,104,542
UnitedHealth Group, Inc.	110,227	38,654,404

Total Health Care Providers & Services		68,484,646

Health Care Technology - 0.1%
Cerner Corp.	20,939	1,643,293

Hotels, Restaurants & Leisure - 1.5%
Domino’s Pizza, Inc.	2,818	1,080,590
McDonald’s Corp.	98,586	21,154,584
MGM Resorts International	9,280	292,413
Starbucks Corp.	110,418	11,812,518
Yum! Brands, Inc.	40,751	4,423,928

Total Hotels, Restaurants & Leisure		38,764,033

Household Durables - 0.2%
D.R. Horton, Inc.	25,562	1,761,733
Lennar Corp. Class A	19,096	1,455,688
PulteGroup, Inc.	9,880	426,026
Whirlpool Corp.	7,544	1,361,616

Total Household Durables		5,005,063

Household Products - 3.5%
Church & Dwight Co., Inc.	17,322	1,510,998
Clorox Co. (The)	21,448	4,330,780
Colgate-Palmolive Co.	137,507	11,758,224
Kimberly-Clark Corp.	82,520	11,126,172
Procter & Gamble Co. (The)	451,189	62,778,437

Total Household Products		91,504,611

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp. (The)	82,863	1,947,281

Industrial Conglomerates - 1.7%
3M Co.	152,227	26,607,757
General Electric Co.	174,829	1,888,153
Honeywell International, Inc.	65,234	13,875,272
Roper Technologies, Inc.	3,566	1,537,267

Total Industrial Conglomerates		43,908,449

Insurance - 1.6%
Aflac, Inc.	102,973	4,579,209
Allstate Corp. (The)	48,230	5,301,924
Arthur J. Gallagher & Co.	22,002	2,721,867
Brown & Brown, Inc.	12,772	605,521
Cincinnati Financial Corp.	22,198	1,939,439
Hartford Financial Services Group, Inc. (The)	50,336	2,465,457
Marsh & McLennan Cos., Inc.	64,644	7,563,348
MetLife, Inc.	190,161	8,928,059
Progressive Corp. (The)	22,245	2,199,586
Travelers Cos., Inc. (The)	35,443	4,975,134
W.R. Berkley Corp.	3,019	200,522

Total Insurance		41,480,066

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	72,958	3,666,139

IT Services - 3.0%
Automatic Data Processing, Inc.	49,834	8,780,751
Booz Allen Hamilton Holding Corp.	12,512	1,090,796
Broadridge Financial Solutions, Inc.	12,737	1,951,309
Cognizant Technology Solutions Corp. Class A	34,776	2,849,893
Fidelity National Information Services, Inc.	32,720	4,628,571
Global Payments, Inc.	7,720	1,663,042
International Business Machines Corp.	245,255	30,872,700
Jack Henry & Associates, Inc.	2,816	456,164
Leidos Holdings, Inc.	7,186	755,392
MasterCard, Inc. Class A	26,185	9,346,474
Paychex, Inc.	53,822	5,015,134
Visa, Inc. Class A	56,492	12,356,495

Total IT Services		79,766,721

Leisure Products - 0.1%
Hasbro, Inc.	19,273	1,802,796

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	18,018	2,134,953
Bio-Techne Corp.	432	137,181
Thermo Fisher Scientific, Inc.	6,288	2,928,825

Total Life Sciences Tools & Services		5,200,959

Machinery - 1.9%
Caterpillar, Inc.	67,148	12,222,279
Cummins, Inc.	20,406	4,634,203
Deere & Co.	20,602	5,542,968
Dover Corp.	20,674	2,610,092
Fortive Corp.	8,830	625,341
Graco, Inc.	9,538	690,074
IDEX Corp.	2,809	559,553
Illinois Tool Works, Inc.	54,650	11,142,042
Nordson Corp.	1,081	217,227
Otis Worldwide Corp.	38,878	2,626,209
PACCAR, Inc.	30,279	2,612,472
Parker-Hannifin Corp.	9,634	2,624,398
Stanley Black & Decker, Inc.	14,925	2,665,008
Westinghouse Air Brake Technologies Corp.	7,418	542,998
Xylem, Inc.	7,394	752,635

Total Machinery		50,067,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2020

Investments	Shares	Value
Media - 1.2%
Cable One, Inc.	35	$77,970
Comcast Corp. Class A	438,999	23,003,548
Fox Corp. Class A(a)	40,017	1,165,295
Omnicom Group, Inc.	42,011	2,620,226
Sirius XM Holdings, Inc.(a)	184,622	1,176,042
ViacomCBS, Inc. Class B	91,446	3,407,278

Total Media		31,450,359

Metals & Mining - 0.3%
Newmont Corp.	110,468	6,615,928
Nucor Corp.	47,746	2,539,610

Total Metals & Mining		9,155,538

Multi-Utilities - 1.8%
Ameren Corp.	36,249	2,829,597
CenterPoint Energy, Inc.(a)	67,109	1,452,239
CMS Energy Corp.	57,631	3,516,067
Consolidated Edison, Inc.	70,067	5,063,742
Dominion Energy, Inc.	147,920	11,123,584
DTE Energy Co.	37,142	4,509,410
Public Service Enterprise Group, Inc.	96,858	5,646,822
Sempra Energy	47,681	6,075,036
WEC Energy Group, Inc.	65,433	6,021,799

Total Multi-Utilities		46,238,296

Multiline Retail - 0.5%
Dollar General Corp.	14,912	3,135,994
Target Corp.	63,769	11,257,141

Total Multiline Retail		14,393,135

Oil, Gas & Consumable Fuels - 0.2%
EOG Resources, Inc.	80,921	4,035,530
Pioneer Natural Resources Co.	14,249	1,622,819

Total Oil, Gas & Consumable Fuels		5,658,349

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	9,256	2,463,855

Pharmaceuticals - 8.3%
Bristol-Myers Squibb Co.	356,554	22,117,045
Eli Lilly & Co.	94,612	15,974,290
Johnson & Johnson	546,669	86,034,767
Merck & Co., Inc.	621,956	50,876,001
Pfizer, Inc.	1,087,812	40,042,360
Zoetis, Inc.	14,137	2,339,673

Total Pharmaceuticals		217,384,136

Professional Services - 0.1%
Equifax, Inc.	6,654	1,283,157
TransUnion	4,434	439,942
Verisk Analytics, Inc.	7,756	1,610,068

Total Professional Services		3,333,167

Road & Rail - 1.0%
CSX Corp.	49,190	4,463,992
JB Hunt Transport Services, Inc.	2,435	332,743
Kansas City Southern	5,505	1,123,736
Norfolk Southern Corp.	22,508	5,348,126
Old Dominion Freight Line, Inc.	2,972	580,075
Union Pacific Corp.	69,054	14,378,424

Total Road & Rail		26,227,096

Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	35,972	5,314,144
Applied Materials, Inc.	50,844	4,387,837
Broadcom, Inc.	68,781	30,115,761
Entegris, Inc.	903	86,778
Intel Corp.	567,076	28,251,726
KLA Corp.	18,021	4,665,817
Lam Research Corp.	8,550	4,037,908
Microchip Technology, Inc.	16,229	2,241,387
Monolithic Power Systems, Inc.	763	279,433
NVIDIA Corp.	4,503	2,351,467
QUALCOMM, Inc.	162,581	24,767,590
Skyworks Solutions, Inc.	14,311	2,187,866
Teradyne, Inc.	2,386	286,058
Texas Instruments, Inc.	182,327	29,925,331
Xilinx, Inc.	15,350	2,176,169

Total Semiconductors & Semiconductor Equipment		141,075,272

Software - 6.5%
Citrix Systems, Inc.	8,932	1,162,053
Intuit, Inc.	9,667	3,672,010
Microsoft Corp.	625,320	139,083,674
Oracle Corp.	372,087	24,070,308
SS&C Technologies Holdings, Inc.	12,421	903,628

Total Software		168,891,673

Specialty Retail - 2.9%
Best Buy Co., Inc.	43,229	4,313,822
Home Depot, Inc. (The)	191,634	50,901,823
Lowe’s Cos., Inc.	86,319	13,855,063
TJX Cos., Inc. (The)	95,215	6,502,232
Tractor Supply Co.	8,799	1,236,963

Total Specialty Retail		76,809,903

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	901,163	119,575,318
HP, Inc.	253,188	6,225,893
NetApp, Inc.	32,167	2,130,742

Total Technology Hardware, Storage & Peripherals		127,931,953

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	54,731	7,742,795
VF Corp.	49,018	4,186,627

Total Textiles, Apparel & Luxury Goods		11,929,422

Tobacco - 4.0%
Altria Group, Inc.	1,166,180	47,813,380
Philip Morris International, Inc.	690,485	57,165,253

Total Tobacco		104,978,633

Trading Companies & Distributors - 0.2%
Fastenal Co.	86,815	4,239,176
W.W. Grainger, Inc.	6,035	2,464,332

Total Trading Companies & Distributors		6,703,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2020

Investments	Shares	Value
Water Utilities - 0.1%
American Water Works Co., Inc.	20,363	$3,125,110

TOTAL COMMON STOCKS (Cost: $1,961,691,494)		2,607,503,725

EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $326,621)	3,495	366,451

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $3,229,009)	3,229,009	3,229,009

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,965,247,124)		2,611,099,185
Other Assets less Liabilities - 0.0%		1,029,992

NET ASSETS - 100.0%		$2,612,129,177

(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,326,605 and the total market value of the collateral held by the Fund was $3,398,087. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $169,078.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree U.S. Total Dividend Fund	$5,486,081	$17,839,602	$23,736,505	$(859,543)	$1,636,816	$366,451	$101,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,607,503,725	$—	$—	$2,607,503,725
Exchange-Traded Fund	366,451	—	—	366,451
Investment of Cash Collateral for Securities Loaned	—	3,229,009	—	3,229,009

Total Investments in Securities	$2,607,870,176	$3,229,009	$—	$2,611,099,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.5%
General Dynamics Corp.	8,751	$1,302,324
HEICO Corp.	810	107,244
Howmet Aerospace, Inc.	8,796	251,038
L3Harris Technologies, Inc.	3,865	730,562
Lockheed Martin Corp.	7,333	2,603,068
Northrop Grumman Corp.	4,767	1,452,600
Teledyne Technologies, Inc.*	373	146,209
TransDigm Group, Inc.*	478	295,810

Total Aerospace & Defense		6,888,855

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	2,247	210,926
Expeditors International of Washington, Inc.	2,905	276,294
FedEx Corp.	2,911	755,754
United Parcel Service, Inc. Class B	15,425	2,597,570
XPO Logistics, Inc.*	363	43,270

Total Air Freight & Logistics		3,883,814

Auto Components - 0.1%
BorgWarner, Inc.	5,518	213,216
Gentex Corp.	3,352	113,733
Lear Corp.	450	71,563

Total Auto Components		398,512

Automobiles - 0.4%
General Motors Co.	40,173	1,672,804

Banks - 5.9%
Bank of America Corp.	232,701	7,053,167
Citigroup, Inc.	74,465	4,591,512
Fifth Third Bancorp	10,888	300,182
First Republic Bank	2,405	353,367
JPMorgan Chase & Co.	80,950	10,286,316
M&T Bank Corp.	3,772	480,176
Regions Financial Corp.	12,511	201,677
SVB Financial Group*	1,100	426,613
Truist Financial Corp.	35,961	1,723,611
U.S. Bancorp	39,163	1,824,604

Total Banks		27,241,225

Beverages - 2.0%
Boston Beer Co., Inc. (The) Class A*	72	71,589
Brown-Forman Corp. Class B	4,320	343,138
Coca-Cola Co. (The)	63,547	3,484,917
Constellation Brands, Inc. Class A	1,895	415,100
Keurig Dr. Pepper, Inc.	19,003	608,096
Molson Coors Beverage Co. Class B	7,504	339,106
Monster Beverage Corp.*	5,985	553,493
PepsiCo, Inc.	21,782	3,230,270

Total Beverages		9,045,709

Biotechnology - 3.1%
AbbVie, Inc.	34,366	3,682,317
Alexion Pharmaceuticals, Inc.*	7,074	1,105,242
Amgen, Inc.	12,959	2,979,533
Biogen, Inc.*	6,796	1,664,068
Gilead Sciences, Inc.	38,028	2,215,511
Neurocrine Biosciences, Inc.*	1,056	101,218
Regeneron Pharmaceuticals, Inc.*	2,294	1,108,254
Seagen, Inc.*	793	138,886
Vertex Pharmaceuticals, Inc.*	4,734	1,118,834

Total Biotechnology		14,113,863

Building Products - 0.4%
A.O. Smith Corp.	2,254	123,564
Carrier Global Corp.	21,156	798,004
Fortune Brands Home & Security, Inc.	2,510	215,157
Lennox International, Inc.	478	130,958
Masco Corp.	5,600	307,608
Owens Corning	2,990	226,523
Trex Co., Inc.*	824	68,985

Total Building Products		1,870,799

Capital Markets - 4.1%
Ameriprise Financial, Inc.	3,036	589,986
Bank of New York Mellon Corp. (The)	38,222	1,622,142
BlackRock, Inc.	2,748	1,982,792
CBOE Global Markets, Inc.	1,333	124,129
Charles Schwab Corp. (The)	21,989	1,166,297
CME Group, Inc.	4,392	799,564
FactSet Research Systems, Inc.	286	95,095
Franklin Resources, Inc.	15,560	388,844
Goldman Sachs Group, Inc. (The)	11,096	2,926,126
Intercontinental Exchange, Inc.	7,453	859,256
MarketAxess Holdings, Inc.	206	117,535
Moody’s Corp.	2,521	731,695
Morgan Stanley	60,847	4,169,845
Morningstar, Inc.	185	42,840
MSCI, Inc.	456	203,618
Nasdaq, Inc.	2,539	337,027
Northern Trust Corp.	5,147	479,392
Raymond James Financial, Inc.	3,217	307,770
S&P Global, Inc.	3,195	1,050,292
SEI Investments Co.	2,340	134,480
T. Rowe Price Group, Inc.	5,392	816,295

Total Capital Markets		18,945,020

Chemicals - 1.3%
Air Products & Chemicals, Inc.	2,850	778,677
Albemarle Corp.	1,066	157,256
Celanese Corp.	2,190	284,569
CF Industries Holdings, Inc.	2,776	107,459
Corteva, Inc.	8,677	335,973
Dow, Inc.	15,966	886,113
DuPont de Nemours, Inc.	3,685	262,040
Eastman Chemical Co.	3,164	317,286
Ecolab, Inc.	2,419	523,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2020

Investments	Shares	Value
FMC Corp.	2,718	$312,380
International Flavors & Fragrances, Inc.(a)	1,474	160,430
PPG Industries, Inc.	3,478	501,597
RPM International, Inc.	2,053	186,371
Scotts Miracle-Gro Co. (The)	832	165,685
Sherwin-Williams Co. (The)	1,170	859,845
Westlake Chemical Corp.	1,047	85,435

Total Chemicals		5,924,491

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,081	382,090
Copart, Inc.*	2,328	296,238
IAA, Inc.*	1,091	70,893
Republic Services, Inc.	4,668	449,528
Rollins, Inc.	3,478	135,866
Waste Management, Inc.	5,793	683,169

Total Commercial Services & Supplies		2,017,784

Communications Equipment - 1.3%
Arista Networks, Inc.*	1,260	366,118
Cisco Systems, Inc.	107,696	4,819,396
F5 Networks, Inc.*	1,058	186,145
Motorola Solutions, Inc.	2,704	459,842
Ubiquiti, Inc.	942	262,356

Total Communications Equipment		6,093,857

Construction & Engineering - 0.1%
AECOM*	2,803	139,533
Jacobs Engineering Group, Inc.	2,747	299,313
Quanta Services, Inc.	2,120	152,683

Total Construction & Engineering		591,529

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	920	261,253
Vulcan Materials Co.	1,788	265,178

Total Construction Materials		526,431

Consumer Finance - 0.5%
American Express Co.	11,252	1,360,480
Discover Financial Services	4,485	406,027
Synchrony Financial	15,596	541,337

Total Consumer Finance		2,307,844

Containers & Packaging - 0.4%
AptarGroup, Inc.	682	93,359
Avery Dennison Corp.	1,513	234,681
Ball Corp.	3,524	328,366
Crown Holdings, Inc.*	2,300	230,460
International Paper Co.	9,206	457,722
Packaging Corp. of America	1,826	251,824
WestRock Co.	6,624	288,343

Total Containers & Packaging		1,884,755

Distributors - 0.1%
Genuine Parts Co.	2,797	280,903
LKQ Corp.*	7,297	257,146
Pool Corp.	401	149,372

Total Distributors		687,421

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.*	405	70,061
Service Corp. International	3,613	177,398

Total Diversified Consumer Services		247,459

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B*	37,986	8,807,814

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	165,895	4,771,140
CenturyLink, Inc.	49,633	483,922
Verizon Communications, Inc.	131,195	7,707,706

Total Diversified Telecommunication Services		12,962,768

Electric Utilities - 1.8%
Alliant Energy Corp.	4,091	210,809
American Electric Power Co., Inc.	7,495	624,109
Avangrid, Inc.	4,341	197,298
Duke Energy Corp.	7,039	644,491
Entergy Corp.	3,340	333,466
Evergy, Inc.	4,447	246,853
Eversource Energy	5,634	487,397
Exelon Corp.	22,396	945,559
FirstEnergy Corp.	14,755	451,650
NextEra Energy, Inc.	18,611	1,435,839
NRG Energy, Inc.	7,927	297,659
Pinnacle West Capital Corp.	2,138	170,933
PPL Corp.	24,084	679,169
Southern Co. (The)	20,104	1,234,989
Xcel Energy, Inc.	7,782	518,826

Total Electric Utilities		8,479,047

Electrical Equipment - 0.4%
AMETEK, Inc.	2,501	302,471
Emerson Electric Co.	10,456	840,349
Generac Holdings, Inc.*	544	123,711
Hubbell, Inc.	963	150,989
Rockwell Automation, Inc.	1,338	335,584
Sunrun, Inc.*	1,006	69,796

Total Electrical Equipment		1,822,900

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	3,995	522,426
CDW Corp.	2,765	364,399
Cognex Corp.	1,421	114,085
Corning, Inc.	8,705	313,380
IPG Photonics Corp.*	547	122,413
Keysight Technologies, Inc.*	1,964	259,425
SYNNEX Corp.	3,974	323,643
Trimble, Inc.*	2,788	186,155
Zebra Technologies Corp. Class A*	733	281,714

Total Electronic Equipment, Instruments & Components		2,487,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2020

Investments	Shares	Value
Energy Equipment & Services - 0.2%
Baker Hughes Co.	24,996	$521,166
Halliburton Co.	15,303	289,227

Total Energy Equipment & Services		810,393

Entertainment - 1.0%
Activision Blizzard, Inc.	10,175	944,749
Electronic Arts, Inc.	4,232	607,715
Netflix, Inc.*	2,280	1,232,864
Take-Two Interactive Software, Inc.*	1,067	221,712
Walt Disney Co. (The)*	7,805	1,414,110

Total Entertainment		4,421,150

Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	722	128,675
American Homes 4 Rent Class A	1,408	42,240
American Tower Corp.	4,112	922,980
Americold Realty Trust	1,222	45,617
AvalonBay Communities, Inc.	1,433	229,896
Boston Properties, Inc.	1,378	130,262
Camden Property Trust	507	50,660
Crown Castle International Corp.	2,327	370,435
Duke Realty Corp.	3,847	153,765
Equinix, Inc.	439	313,525
Equity LifeStyle Properties, Inc.	1,469	93,076
Equity Residential	2,808	166,458
Essex Property Trust, Inc.	558	132,480
Extra Space Storage, Inc.	1,613	186,882
Gaming and Leisure Properties, Inc.	4,564	193,514
Healthpeak Properties, Inc.	2,471	74,698
Invitation Homes, Inc.	2,618	77,755
Iron Mountain, Inc.	3,259	96,075
Medical Properties Trust, Inc.	9,336	203,432
Mid-America Apartment Communities, Inc.	855	108,320
Omega Healthcare Investors, Inc.	2,823	102,531
Prologis, Inc.	8,702	867,241
Public Storage	2,227	514,281
Realty Income Corp.	3,221	200,250
SBA Communications Corp.	556	156,864
Simon Property Group, Inc.	7,480	637,894
STORE Capital Corp.	2,090	71,018
Sun Communities, Inc.	501	76,127
UDR, Inc.	921	35,394
VICI Properties, Inc.	8,323	212,237
W.P. Carey, Inc.	1,847	130,361
Weyerhaeuser Co.	7,296	244,635

Total Equity Real Estate Investment Trusts (REITs)		6,969,578

Food & Staples Retailing - 2.0%
Albertsons Cos., Inc. Class A(a)	21,709	381,644
Costco Wholesale Corp.	4,927	1,856,395
Kroger Co. (The)	31,573	1,002,759
Walmart, Inc.	41,596	5,996,063

Total Food & Staples Retailing		9,236,861

Food Products - 1.9%
Archer-Daniels-Midland Co.	14,798	745,967
Campbell Soup Co.	6,154	297,546
Conagra Brands, Inc.	13,649	494,913
Darling Ingredients, Inc.*	3,285	189,479
General Mills, Inc.	16,288	957,735
Hershey Co. (The)	3,607	549,454
Hormel Foods Corp.	7,980	371,948
J.M. Smucker Co. (The)	3,367	389,225
Kellogg Co.	9,003	560,257
Kraft Heinz Co. (The)	42,029	1,456,725
Lamb Weston Holdings, Inc.	1,771	139,449
McCormick & Co., Inc. Non-Voting Shares	3,304	315,862
Mondelez International, Inc. Class A	25,709	1,503,205
Tyson Foods, Inc. Class A	12,210	786,812

Total Food Products		8,758,577

Gas Utilities - 0.1%
Atmos Energy Corp.	2,380	227,123

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	13,952	1,527,604
ABIOMED, Inc.*	329	106,662
Align Technology, Inc.*	395	211,080
Baxter International, Inc.	7,448	597,627
Becton, Dickinson and Co.	2,739	685,353
Boston Scientific Corp.*	10,627	382,041
Cooper Cos., Inc. (The)	408	148,235
Danaher Corp.	4,903	1,089,152
Dentsply Sirona, Inc.	1,460	76,446
DexCom, Inc.*	424	156,761
Edwards Lifesciences Corp.*	5,751	524,664
Hologic, Inc.*	4,578	333,416
IDEXX Laboratories, Inc.*	495	247,436
Insulet Corp.*	333	85,125
Intuitive Surgical, Inc.*	578	472,862
Masimo Corp.*	331	88,834
Quidel Corp.*	771	138,510
ResMed, Inc.	1,298	275,903
Stryker Corp.	3,332	816,473
Teleflex, Inc.	371	152,692
West Pharmaceutical Services, Inc.	490	138,822
Zimmer Biomet Holdings, Inc.	1,527	235,295

Total Health Care Equipment & Supplies		8,490,993

Health Care Providers & Services - 5.1%
Amedisys, Inc.*	222	65,119
AmerisourceBergen Corp.	5,849	571,798
Anthem, Inc.	7,534	2,419,092
Cardinal Health, Inc.	8,782	470,364
Chemed Corp.	189	100,663
Cigna Corp.	11,232	2,338,278
CVS Health Corp.	46,959	3,207,300
DaVita, Inc.*	3,466	406,908
Encompass Health Corp.	1,321	109,234
HCA Healthcare, Inc.	9,685	1,592,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2020

Investments	Shares	Value
Henry Schein, Inc.*	2,677	$178,984
Humana, Inc.	4,139	1,698,108
Laboratory Corp. of America Holdings*	2,583	525,770
McKesson Corp.	6,676	1,161,090
Molina Healthcare, Inc.*	1,705	362,619
Quest Diagnostics, Inc.	3,447	410,779
UnitedHealth Group, Inc.	21,165	7,422,142
Universal Health Services, Inc. Class B	2,797	384,588

Total Health Care Providers & Services		23,425,631

Health Care Technology - 0.1%
Cerner Corp.	3,370	264,478
Veeva Systems, Inc. Class A*	637	173,423

Total Health Care Technology		437,901

Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc.*	118	163,632
Domino’s Pizza, Inc.	419	160,670
Marriott International, Inc. Class A	1,658	218,723
McDonald’s Corp.	9,994	2,144,512
Starbucks Corp.	5,820	622,623
Vail Resorts, Inc.	257	71,693
Yum! Brands, Inc.	3,685	400,044

Total Hotels, Restaurants & Leisure		3,781,897

Household Durables - 0.7%
D.R. Horton, Inc.	12,921	890,515
Lennar Corp. Class A	13,188	1,005,321
Newell Brands, Inc.	9,228	195,911
NVR, Inc.*	77	314,149
PulteGroup, Inc.	12,116	522,442
Whirlpool Corp.	2,054	370,727

Total Household Durables		3,299,065

Household Products - 1.9%
Church & Dwight Co., Inc.	3,228	281,578
Clorox Co. (The)	2,213	446,849
Colgate-Palmolive Co.	13,616	1,164,304
Kimberly-Clark Corp.	7,916	1,067,314
Procter & Gamble Co. (The)	42,326	5,889,240

Total Household Products		8,849,285

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp. (The)	14,703	345,520
Vistra Corp.	21,995	432,422

Total Independent Power & Renewable Electricity Producers		777,942

Industrial Conglomerates - 1.0%
3M Co.	10,854	1,897,171
Carlisle Cos., Inc.	940	146,809
Honeywell International, Inc.	10,846	2,306,944
Roper Technologies, Inc.	993	428,072

Total Industrial Conglomerates		4,778,996

Insurance - 2.5%
Aflac, Inc.	25,998	1,156,131
Alleghany Corp.	54	32,599
Allstate Corp. (The)	13,220	1,453,275
American Financial Group, Inc.	1,010	88,496
Arthur J. Gallagher & Co.	1,915	236,905
Assurant, Inc.	1,065	145,074
Brown & Brown, Inc.	2,896	137,299
Cincinnati Financial Corp.	4,641	405,484
CNA Financial Corp.	5,615	218,760
Erie Indemnity Co. Class A	229	56,242
Fidelity National Financial, Inc.	9,143	357,400
Globe Life, Inc.	2,341	222,301
Hartford Financial Services Group, Inc. (The)	15,133	741,214
Markel Corp.*	82	84,731
Marsh & McLennan Cos., Inc.	7,420	868,140
MetLife, Inc.	39,609	1,859,643
Progressive Corp. (The)	22,807	2,255,156
Reinsurance Group of America, Inc.	1,342	155,538
Travelers Cos., Inc. (The)	6,750	947,498
W.R. Berkley Corp.	1,361	90,398

Total Insurance		11,512,284

Interactive Media & Services - 5.3%
Alphabet, Inc. Class A*	8,135	14,257,726
Facebook, Inc. Class A*	37,687	10,294,581

Total Interactive Media & Services		24,552,307

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	2,523	8,217,234
Booking Holdings, Inc.*	266	592,454
eBay, Inc.	18,055	907,264
Etsy, Inc.*	605	107,636

Total Internet & Direct Marketing Retail		9,824,588

IT Services - 4.3%
Akamai Technologies, Inc.*	2,823	296,387
Automatic Data Processing, Inc.	6,310	1,111,822
Black Knight, Inc.*	1,571	138,798
Booz Allen Hamilton Holding Corp.	2,843	247,853
Broadridge Financial Solutions, Inc.	1,763	270,092
Cognizant Technology Solutions Corp. Class A	11,421	935,951
EPAM Systems, Inc.*	527	188,850
Fidelity National Information Services, Inc.	3,052	431,736
Fiserv, Inc.*	4,233	481,969
FleetCor Technologies, Inc.*	1,276	348,131
Gartner, Inc.*	1,093	175,088
Global Payments, Inc.	2,076	447,212
GoDaddy, Inc. Class A*	1,556	129,070
International Business Machines Corp.	24,059	3,028,547
Jack Henry & Associates, Inc.	1,079	174,787
Leidos Holdings, Inc.	2,819	296,333
MasterCard, Inc. Class A	8,675	3,096,454
Paychex, Inc.	5,183	482,952
PayPal Holdings, Inc.*	5,844	1,368,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2020

Investments	Shares	Value
Square, Inc. Class A*	1,827	$397,628
VeriSign, Inc.*	1,417	306,639
Visa, Inc. Class A	22,386	4,896,490
Western Union Co. (The)	15,139	332,150
WEX, Inc.*	510	103,800

Total IT Services		19,687,404

Leisure Products - 0.1%
Hasbro, Inc.	1,935	181,000
Peloton Interactive, Inc. Class A*	1,222	185,402

Total Leisure Products		366,402

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	3,032	359,262
Avantor, Inc.*	2,809	79,073
Bio-Rad Laboratories, Inc. Class A*	133	77,531
Bio-Techne Corp.	188	59,699
Bruker Corp.	1,101	59,597
Charles River Laboratories International, Inc.*	445	111,188
Illumina, Inc.*	769	284,530
IQVIA Holdings, Inc.*	930	166,628
Mettler-Toledo International, Inc.*	217	247,311
PerkinElmer, Inc.	1,375	197,312
PPD, Inc.*	1,646	56,326
Repligen Corp.*	250	47,908
Thermo Fisher Scientific, Inc.	4,664	2,172,398
Waters Corp.*	916	226,637

Total Life Sciences Tools & Services		4,145,400

Machinery - 1.8%
Caterpillar, Inc.	9,335	1,699,157
Cummins, Inc.	3,085	700,603
Deere & Co.	4,808	1,293,592
Dover Corp.	2,130	268,912
Fortive Corp.	4,265	302,047
Graco, Inc.	1,805	130,592
IDEX Corp.	912	181,670
Illinois Tool Works, Inc.	4,288	874,237
Ingersoll Rand, Inc.*	1,994	90,847
Middleby Corp. (The)*	755	97,335
Nordson Corp.	630	126,599
Otis Worldwide Corp.	6,654	449,478
PACCAR, Inc.	6,777	584,720
Parker-Hannifin Corp.	1,966	535,558
Snap-on, Inc.	1,409	241,136
Stanley Black & Decker, Inc.	2,206	393,903
Toro Co. (The)	1,280	121,395
Westinghouse Air Brake Technologies Corp.	2,494	182,561
Xylem, Inc.	1,750	178,133

Total Machinery		8,452,475

Media - 2.2%
Altice USA, Inc. Class A*	5,331	201,885
Cable One, Inc.	39	86,881
Charter Communications, Inc. Class A*	1,809	1,196,744
Comcast Corp. Class A	85,065	4,457,406
Discovery, Inc. Class A*	22,321	671,639
DISH Network Corp. Class A*	13,138	424,883
Fox Corp. Class A	25,232	734,756
Interpublic Group of Cos., Inc. (The)	11,179	262,930
Liberty Broadband Corp. Class C*	966	152,953
News Corp. Class A	14,626	262,829
Omnicom Group, Inc.	7,478	466,403
Sirius XM Holdings, Inc.(a)	70,213	447,257
ViacomCBS, Inc. Class B	27,092	1,009,448

Total Media		10,376,014

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	7,460	194,109
Newmont Corp.	18,743	1,122,518
Nucor Corp.	5,656	300,843
Southern Copper Corp.	10,589	689,556
Steel Dynamics, Inc.	5,223	192,572

Total Metals & Mining		2,499,598

Multi-Utilities - 1.0%
Ameren Corp.	4,238	330,818
CMS Energy Corp.	4,760	290,408
Consolidated Edison, Inc.	6,315	456,385
Dominion Energy, Inc.	13,560	1,019,712
DTE Energy Co.	4,050	491,711
NiSource, Inc.	9,264	212,516
Public Service Enterprise Group, Inc.	10,300	600,490
Sempra Energy	5,270	671,451
WEC Energy Group, Inc.	4,976	457,941

Total Multi-Utilities		4,531,432

Multiline Retail - 0.7%
Dollar General Corp.	4,723	993,247
Dollar Tree, Inc.*	5,151	556,514
Target Corp.	9,947	1,755,944

Total Multiline Retail		3,305,705

Oil, Gas & Consumable Fuels - 0.8%
EOG Resources, Inc.	11,465	571,760
Exxon Mobil Corp.	33,395	1,376,542
Kinder Morgan, Inc.	37,697	515,318
ONEOK, Inc.	10,549	404,871
Pioneer Natural Resources Co.	1,986	226,185
Williams Cos., Inc. (The)	26,269	526,693

Total Oil, Gas & Consumable Fuels		3,621,369

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	2,473	658,288

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	14,980	929,209
Catalent, Inc.*	996	103,654
Eli Lilly & Co.	12,294	2,075,719
Johnson & Johnson	47,044	7,403,785
Merck & Co., Inc.	58,527	4,787,509
Pfizer, Inc.	100,424	3,696,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2020

Investments	Shares	Value
Zoetis, Inc.	4,641	$768,085

Total Pharmaceuticals		19,764,568

Professional Services - 0.2%
CoStar Group, Inc.*	188	173,764
Equifax, Inc.	675	130,167
TransUnion	1,281	127,101
Verisk Analytics, Inc.	1,442	299,345

Total Professional Services		730,377

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	6,085	381,651

Road & Rail - 1.2%
AMERCO	337	152,985
CSX Corp.	12,851	1,166,228
JB Hunt Transport Services, Inc.	1,351	184,614
Kansas City Southern	1,439	293,743
Norfolk Southern Corp.	4,096	973,251
Old Dominion Freight Line, Inc.	1,324	258,418
Union Pacific Corp.	10,969	2,283,965

Total Road & Rail		5,313,204

Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc.*	5,997	549,985
Analog Devices, Inc.	4,182	617,807
Applied Materials, Inc.	16,182	1,396,506
Broadcom, Inc.	1,950	853,807
Enphase Energy, Inc.*	743	130,374
Entegris, Inc.	1,698	163,178
First Solar, Inc.*	2,515	248,784
Intel Corp.	176,685	8,802,447
KLA Corp.	2,615	677,050
Lam Research Corp.	2,392	1,129,670
Maxim Integrated Products, Inc.	4,166	369,316
Microchip Technology, Inc.	1,383	191,006
Micron Technology, Inc.*	16,805	1,263,400
MKS Instruments, Inc.	1,183	177,982
Monolithic Power Systems, Inc.	364	133,308
NVIDIA Corp.	3,251	1,697,672
ON Semiconductor Corp.*	3,836	125,552
Qorvo, Inc.*	1,459	242,588
QUALCOMM, Inc.	15,570	2,371,934
Skyworks Solutions, Inc.	2,784	425,618
Teradyne, Inc.	3,081	369,381
Texas Instruments, Inc.	12,558	2,061,144
Universal Display Corp.	377	86,635
Xilinx, Inc.	2,397	339,823

Total Semiconductors & Semiconductor Equipment		24,424,967

Software - 7.3%
Adobe, Inc.*	3,461	1,730,915
ANSYS, Inc.*	550	200,090
Aspen Technology, Inc.*	1,021	132,985
Autodesk, Inc.*	1,070	326,714
Cadence Design Systems, Inc.*	2,314	315,699
Ceridian HCM Holding, Inc.*	707	75,338
Citrix Systems, Inc.	2,308	300,271
Dynatrace, Inc.*	1,976	85,502
Fair Isaac Corp.*	302	154,334
Fortinet, Inc.*	1,655	245,817
Intuit, Inc.	2,317	880,112
Microsoft Corp.	90,570	20,144,579
NortonLifeLock, Inc.	15,227	316,417
Nuance Communications, Inc.*	1,535	67,678
Oracle Corp.	77,650	5,023,179
Paycom Software, Inc.*	296	133,866
Paylocity Holding Corp.*	372	76,599
PTC, Inc.*	866	103,582
salesforce.com, Inc.*	4,950	1,101,524
ServiceNow, Inc.*	951	523,459
SS&C Technologies Holdings, Inc.	3,817	277,687
Synopsys, Inc.*	922	239,019
Trade Desk, Inc. (The) Class A*	198	158,598
Tyler Technologies, Inc.*	242	105,638
VMware, Inc. Class A*	4,697	658,801
Zoom Video Communications, Inc. Class A*	1,147	386,906

Total Software		33,765,309

Specialty Retail - 2.6%
Advance Auto Parts, Inc.	1,364	214,844
AutoZone, Inc.*	649	769,351
Best Buy Co., Inc.	6,631	661,707
CarMax, Inc.*	3,024	285,647
Five Below, Inc.*	269	47,070
Floor & Decor Holdings, Inc. Class A*	746	69,266
Home Depot, Inc. (The)	19,678	5,226,870
L Brands, Inc.	2,728	101,454
Lithia Motors, Inc. Class A	512	149,847
Lowe’s Cos., Inc.	16,539	2,654,675
O’Reilly Automotive, Inc.*	1,554	703,294
RH*	215	96,217
TJX Cos., Inc. (The)	6,038	412,335
Tractor Supply Co.	2,239	314,759
Ulta Beauty, Inc.*	496	142,431
Williams-Sonoma, Inc.	1,618	164,777

Total Specialty Retail		12,014,544

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	181,163	24,038,518
HP, Inc.	57,811	1,421,573
NetApp, Inc.	6,196	410,423

Total Technology Hardware, Storage & Peripherals		25,870,514

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	8,692	1,229,657
Tapestry, Inc.	4,332	134,639
VF Corp.	2,131	182,009

Total Textiles, Apparel & Luxury Goods		1,546,305

Tobacco - 1.4%
Altria Group, Inc.	74,065	3,036,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2020

Investments	Shares	Value
Philip Morris International, Inc.	39,092	$3,236,427

Total Tobacco		6,273,092

Trading Companies & Distributors - 0.3%
Fastenal Co.	7,120	347,670
United Rentals, Inc.*	1,622	376,158
W.W. Grainger, Inc.	912	372,406
Watsco, Inc.	449	101,721

Total Trading Companies & Distributors		1,197,955

Water Utilities - 0.1%
American Water Works Co., Inc.	1,713	262,894
Essential Utilities, Inc.	1,570	74,245

Total Water Utilities		337,139

Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.*	11,713	1,579,499

TOTAL COMMON STOCKS (Cost: $382,884,961)		459,900,123

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. High Dividend Fund(b) (Cost: $986,612)	16,393	1,137,018

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $762,425)	762,425	762,425

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $384,633,998)		461,799,566
Other Assets less Liabilities - (0.0)%		(141,859)

NET ASSETS - 100.0%		$461,657,707

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $890,327 and the total market value of the collateral held by the Fund was $913,399. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $150,974.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree U.S. High Dividend Fund	$513,645	$4,752,882	$4,244,721	$(84,280)	$199,492	$1,137,018	$48,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$459,900,123	$—	$—	$459,900,123
Exchange-Traded Fund	1,137,018	—	—	1,137,018
Investment of Cash Collateral for Securities Loaned	—	762,425	—	762,425

Total Investments in Securities	$461,037,141	$762,425	$—	$461,799,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 98.9%

United States - 98.9%

Aerospace & Defense - 0.9%
BWX Technologies, Inc.	131,694	$7,938,514
Curtiss-Wright Corp.	13,672	1,590,737
Huntington Ingalls Industries, Inc.	78,854	13,443,030

Total Aerospace & Defense		22,972,281

Auto Components - 1.5%
BorgWarner, Inc.(a)	345,453	13,348,304
Gentex Corp.	404,823	13,735,644
LCI Industries(a)	67,134	8,705,937
Lear Corp.	29,399	4,675,323

Total Auto Components		40,465,208

Automobiles - 0.3%
Harley-Davidson, Inc.(a)	35,097	1,288,060
Thor Industries, Inc.	71,484	6,647,297

Total Automobiles		7,935,357

Banks - 9.1%
Bank of Hawaii Corp.(a)	91,582	7,017,013
Bank OZK	205,805	6,435,522
BOK Financial Corp.	137,612	9,423,670
Commerce Bancshares, Inc.(a)	127,601	8,383,386
Community Bank System, Inc.	98,953	6,165,761
Cullen/Frost Bankers, Inc.	136,603	11,915,880
East West Bancorp, Inc.	203,692	10,329,221
First Citizens BancShares, Inc. Class A	1,856	1,065,845
First Financial Bankshares, Inc.(a)	143,956	5,207,608
First Hawaiian, Inc.	392,296	9,250,340
First Horizon Corp.	1,679,388	21,428,991
Glacier Bancorp, Inc.(a)	173,562	7,985,588
Home BancShares, Inc.	324,647	6,324,124
Pacific Premier Bancorp, Inc.	237,676	7,446,389
People’s United Financial, Inc.	1,522,342	19,683,882
Pinnacle Financial Partners, Inc.(a)	57,688	3,715,107
Popular, Inc.	170,248	9,588,367
Prosperity Bancshares, Inc.	179,635	12,459,484
Signature Bank	62,888	8,508,118
Sterling Bancorp	53,134	955,349
Synovus Financial Corp.	394,156	12,758,830
UMB Financial Corp.	63,381	4,372,655
Umpqua Holdings Corp.	820,007	12,414,906
United Bankshares, Inc.	398,390	12,907,836
Valley National Bancorp	1,228,458	11,977,465
Webster Financial Corp.	234,320	9,876,588
Western Alliance Bancorp	111,051	6,657,507
Wintrust Financial Corp.	31,764	1,940,463

Total Banks		246,195,895

Building Products - 2.0%
A.O. Smith Corp.	284,424	15,592,124
AAON, Inc.(a)	35,796	2,385,087
Advanced Drainage Systems, Inc.	39,474	3,299,237
Armstrong World Industries, Inc.	29,975	2,229,840
Lennox International, Inc.	47,875	13,116,314
Owens Corning	100,404	7,606,607
Simpson Manufacturing Co., Inc.	53,293	4,980,231
UFP Industries, Inc.	69,158	3,841,727

Total Building Products		53,051,167

Capital Markets - 5.4%
Affiliated Managers Group, Inc.(a)	19,287	1,961,488
Ares Management Corp. Class A	450,911	21,215,362
Artisan Partners Asset Management, Inc. Class A	402,036	20,238,492
CBOE Global Markets, Inc.(a)	134,069	12,484,505
Cohen & Steers, Inc.	66,337	4,928,839
Evercore, Inc. Class A	93,454	10,246,297
Franklin Resources, Inc.	1,422,176	35,540,178
Houlihan Lokey, Inc.	95,918	6,448,567
Interactive Brokers Group, Inc. Class A	33,779	2,057,817
LPL Financial Holdings, Inc.	49,637	5,173,168
Morningstar, Inc.	18,488	4,281,266
SEI Investments Co.	114,093	6,556,925
Stifel Financial Corp.(a)	89,804	4,531,510
Tradeweb Markets, Inc. Class A	28,577	1,784,634
Virtu Financial, Inc. Class A	325,768	8,199,581

Total Capital Markets		145,648,629

Chemicals - 5.0%
Ashland Global Holdings, Inc.	66,869	5,296,025
Avient Corp.	159,142	6,410,240
Balchem Corp.	19,495	2,246,214
CF Industries Holdings, Inc.	494,694	19,149,605
Chemours Co. (The)	469,196	11,631,369
Element Solutions, Inc.	365,399	6,478,524
Huntsman Corp.	424,666	10,676,103
Mosaic Co. (The)	246,750	5,677,718
NewMarket Corp.	23,998	9,558,163
Olin Corp.	405,251	9,952,965
Quaker Chemical Corp.	8,442	2,139,118
Scotts Miracle-Gro Co. (The)	80,512	16,033,160
Sensient Technologies Corp.	103,329	7,622,580
Valvoline, Inc.	304,917	7,055,779
W.R. Grace & Co.	115,058	6,307,480
Westlake Chemical Corp.	115,239	9,403,502

Total Chemicals		135,638,545

Commercial Services & Supplies - 0.5%
Brink’s Co. (The)	27,039	1,946,808
MSA Safety, Inc.	49,999	7,469,351
Tetra Tech, Inc.	31,226	3,615,346
UniFirst Corp.	5,840	1,236,270

Total Commercial Services & Supplies		14,267,775

Communications Equipment - 0.8%
Juniper Networks, Inc.	913,081	20,553,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2020

Investments	Shares	Value
Construction & Engineering - 0.3%
EMCOR Group, Inc.	12,583	$1,150,841
Quanta Services, Inc.	43,867	3,159,301
Valmont Industries, Inc.	27,158	4,750,749

Total Construction & Engineering		9,060,891

Consumer Finance - 0.8%
OneMain Holdings, Inc.	354,346	17,065,304
Prog Holdings, Inc.	11,408	614,549
SLM Corp.	382,162	4,734,987

Total Consumer Finance		22,414,840

Containers & Packaging - 2.7%
AptarGroup, Inc.	81,323	11,132,306
Graphic Packaging Holding Co.	361,659	6,126,503
Sealed Air Corp.	252,411	11,557,900
Silgan Holdings, Inc.	177,613	6,585,890
Sonoco Products Co.	320,872	19,011,666
WestRock Co.	412,319	17,948,246

Total Containers & Packaging		72,362,511

Diversified Consumer Services - 1.2%
H&R Block, Inc.(a)	956,709	15,173,405
Service Corp. International	335,870	16,491,217

Total Diversified Consumer Services		31,664,622

Diversified Financial Services - 0.5%
Jefferies Financial Group, Inc.	390,206	9,599,068
Voya Financial, Inc.(a)	69,019	4,059,007

Total Diversified Financial Services		13,658,075

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	179,197	10,728,524

Electric Utilities - 4.7%
ALLETE, Inc.(a)	164,809	10,208,269
Hawaiian Electric Industries, Inc.	299,039	10,582,990
IDACORP, Inc.	173,755	16,685,693
NRG Energy, Inc.	670,161	25,164,546
OGE Energy Corp.	759,753	24,205,731
Pinnacle West Capital Corp.	355,793	28,445,650
Portland General Electric Co.	268,386	11,478,869

Total Electric Utilities		126,771,748

Electrical Equipment - 1.2%
Acuity Brands, Inc.(a)	9,419	1,140,547
EnerSys	29,718	2,468,377
Hubbell, Inc.	150,859	23,653,182
Regal Beloit Corp.	34,774	4,270,595

Total Electrical Equipment		31,532,701

Electronic Equipment, Instruments & Components - 1.2%
Avnet, Inc.	199,571	7,006,938
Dolby Laboratories, Inc. Class A	70,585	6,855,921
Jabil, Inc.	99,570	4,234,712
Littelfuse, Inc.	14,353	3,655,135
National Instruments Corp.	259,232	11,390,654

Total Electronic Equipment, Instruments & Components		33,143,360

Equity Real Estate Investment Trusts (REITs) - 9.9%
Agree Realty Corp.(a)	55,549	3,698,452
American Campus Communities, Inc.(a)	146,661	6,272,691
American Homes 4 Rent Class A	70,246	2,107,380
Americold Realty Trust	135,510	5,058,588
Brixmor Property Group, Inc.	332,566	5,503,967
Camden Property Trust	76,526	7,646,478
CoreSite Realty Corp.	66,131	8,284,892
Corporate Office Properties Trust	51,359	1,339,443
Cousins Properties, Inc.	120,980	4,052,830
CubeSmart	292,074	9,816,607
CyrusOne, Inc.	97,748	7,150,266
Douglas Emmett, Inc.	163,187	4,761,797
EastGroup Properties, Inc.	36,622	5,056,033
Equity LifeStyle Properties, Inc.	91,887	5,821,960
First Industrial Realty Trust, Inc.	122,511	5,161,388
Gaming and Leisure Properties, Inc.	470,980	19,969,552
Healthcare Realty Trust, Inc.	219,511	6,497,526
Healthcare Trust of America, Inc. Class A	212,848	5,861,834
Highwoods Properties, Inc.	81,075	3,213,002
Hudson Pacific Properties, Inc.	38,105	915,282
Innovative Industrial Properties, Inc.	18,990	3,477,639
Iron Mountain, Inc.(a)	485,912	14,324,686
JBG SMITH Properties	35,872	1,121,718
Kilroy Realty Corp.	97,590	5,601,666
Kimco Realty Corp.	312,660	4,693,027
Lamar Advertising Co. Class A	84,581	7,038,831
Lexington Realty Trust	436,078	4,631,148
Life Storage, Inc.	52,352	6,250,305
Medical Properties Trust, Inc.	793,334	17,286,748
National Health Investors, Inc.	67,815	4,690,764
National Retail Properties, Inc.	225,787	9,239,204
Physicians Realty Trust	271,596	4,834,409
PotlatchDeltic Corp.	93,012	4,652,460
PS Business Parks, Inc.	14,958	1,987,470
QTS Realty Trust, Inc. Class A(a)	57,589	3,563,607
Rayonier, Inc.	83,206	2,444,592
Rexford Industrial Realty, Inc.	89,895	4,414,744
Sabra Health Care REIT, Inc.	321,949	5,592,254
Safehold, Inc.	24,584	1,782,094
SL Green Realty Corp.(a)	53,259	3,173,171
Spirit Realty Capital, Inc.	170,867	6,863,727
STAG Industrial, Inc.	185,384	5,806,227
STORE Capital Corp.	288,221	9,793,750
Terreno Realty Corp.	62,491	3,656,348
UDR, Inc.	275,474	10,586,466

Total Equity Real Estate Investment Trusts (REITs)		265,697,023

Food & Staples Retailing - 0.8%
Albertsons Cos., Inc. Class A(a)	936,312	16,460,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2020

Investments	Shares	Value
Casey’s General Stores, Inc.	30,660	$5,476,489

Total Food & Staples Retailing		21,936,854

Food Products - 2.1%
Flowers Foods, Inc.	857,017	19,394,295
Ingredion, Inc.	160,907	12,658,554
J&J Snack Foods Corp.	21,688	3,369,665
Lamb Weston Holdings, Inc.	132,198	10,409,270
Lancaster Colony Corp.	36,315	6,672,155
Sanderson Farms, Inc.	20,692	2,735,482
Seaboard Corp.	66	200,046

Total Food Products		55,439,467

Gas Utilities - 2.6%
National Fuel Gas Co.	291,071	11,971,750
New Jersey Resources Corp.	296,736	10,548,965
ONE Gas, Inc.(a)	108,745	8,348,354
Southwest Gas Holdings, Inc.	155,243	9,431,012
Spire, Inc.	159,969	10,244,415
UGI Corp.	590,152	20,631,714

Total Gas Utilities		71,176,210

Health Care Equipment & Supplies - 0.5%
CONMED Corp.(a)	11,558	1,294,496
Dentsply Sirona, Inc.	125,243	6,557,724
Hill-Rom Holdings, Inc.	46,428	4,548,551

Total Health Care Equipment & Supplies		12,400,771

Health Care Providers & Services - 0.7%
Chemed Corp.	4,229	2,252,407
Encompass Health Corp.	94,607	7,823,053
Ensign Group, Inc. (The)	20,675	1,507,621
Premier, Inc. Class A(a)	195,469	6,860,962

Total Health Care Providers & Services		18,444,043

Hotels, Restaurants & Leisure - 0.9%
Churchill Downs, Inc.	17,753	3,458,107
Wendy’s Co. (The)	283,163	6,206,933
Wyndham Destinations, Inc.	196,115	8,797,719
Wyndham Hotels & Resorts, Inc.	74,385	4,421,444

Total Hotels, Restaurants & Leisure		22,884,203

Household Durables - 2.4%
KB Home	120,956	4,054,445
Leggett & Platt, Inc.	390,741	17,309,826
MDC Holdings, Inc.	164,570	7,998,102
Newell Brands, Inc.	1,444,064	30,657,479
Toll Brothers, Inc.	88,326	3,839,531

Total Household Durables		63,859,383

Household Products - 1.1%
Energizer Holdings, Inc.	147,170	6,207,631
Reynolds Consumer Products, Inc.(a)	467,802	14,052,772
Spectrum Brands Holdings, Inc.	78,668	6,213,199
WD-40 Co.	16,896	4,488,929

Total Household Products		30,962,531

Independent Power & Renewable Electricity Producers - 1.5%
Clearway Energy, Inc. Class C	544,740	17,393,548
Ormat Technologies, Inc.(a)	14,127	1,275,386
Vistra Corp.	1,096,300	21,553,258

Total Independent Power & Renewable Electricity Producers		40,222,192

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	54,711	8,544,764

Insurance - 7.1%
American Financial Group, Inc.(a)	125,243	10,973,792
Assurant, Inc.	70,711	9,632,252
CNA Financial Corp.	678,614	26,438,801
CNO Financial Group, Inc.	277,442	6,167,536
Erie Indemnity Co. Class A	72,775	17,873,540
Fidelity National Financial, Inc.	717,161	28,033,823
First American Financial Corp.	253,313	13,078,550
Globe Life, Inc.	53,185	5,050,448
Hanover Insurance Group, Inc. (The)	79,345	9,277,017
Kemper Corp.	96,083	7,382,057
Old Republic International Corp.	864,914	17,047,455
Primerica, Inc.	44,557	5,967,519
Reinsurance Group of America, Inc.	101,564	11,771,268
RLI Corp.(a)	40,841	4,253,590
Selective Insurance Group, Inc.(a)	61,646	4,129,049
Unum Group	633,501	14,532,513

Total Insurance		191,609,210

IT Services - 1.9%
Alliance Data Systems Corp.	4,719	349,678
KBR, Inc.(a)	161,617	4,998,814
MAXIMUS, Inc.	71,528	5,235,134
Perspecta, Inc.	149,282	3,594,710
Science Applications International Corp.	60,850	5,758,844
TTEC Holdings, Inc.	61,660	4,496,864
Western Union Co. (The)	1,268,582	27,832,689

Total IT Services		52,266,733

Leisure Products - 0.9%
Acushnet Holdings Corp.	90,481	3,668,100
Brunswick Corp.	130,538	9,952,217
Polaris, Inc.	123,690	11,785,183

Total Leisure Products		25,405,500

Life Sciences Tools & Services - 0.1%
Bruker Corp.	41,190	2,229,615

Machinery - 5.0%
AGCO Corp.	60,843	6,272,305
Allison Transmission Holdings, Inc.	136,591	5,891,170
Altra Industrial Motion Corp.	27,000	1,496,610
Crane Co.	99,560	7,731,830
Donaldson Co., Inc.	218,153	12,190,390
Flowserve Corp.	213,176	7,855,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2020

Investments	Shares	Value
Franklin Electric Co., Inc.	45,739	$3,165,596
Hillenbrand, Inc.	125,588	4,998,402
ITT, Inc.	85,557	6,589,600
John Bean Technologies Corp.(a)	5,909	672,858
Kennametal, Inc.	132,489	4,801,401
Lincoln Electric Holdings, Inc.	114,373	13,295,861
Oshkosh Corp.	79,054	6,804,178
Rexnord Corp.	114,664	4,528,081
Snap-on, Inc.	111,957	19,160,321
Timken Co. (The)	131,561	10,177,559
Toro Co. (The)	133,432	12,654,691
Watts Water Technologies, Inc. Class A	24,369	2,965,707
Woodward, Inc.	22,262	2,705,501

Total Machinery		133,957,597

Media - 2.1%
Interpublic Group of Cos., Inc. (The)	1,261,920	29,680,359
New York Times Co. (The) Class A	89,432	4,629,895
News Corp. Class A	498,993	8,966,904
Nexstar Media Group, Inc. Class A(a)	71,501	7,807,194
TEGNA, Inc.	322,995	4,505,780

Total Media		55,590,132

Metals & Mining - 1.7%
Reliance Steel & Aluminum Co.	149,559	17,909,690
Royal Gold, Inc.	54,658	5,813,425
Steel Dynamics, Inc.	407,902	15,039,347
United States Steel Corp.(a)	50,985	855,018
Worthington Industries, Inc.	120,425	6,182,620

Total Metals & Mining		45,800,100

Multi-Utilities - 2.4%
Black Hills Corp.	183,281	11,262,617
MDU Resources Group, Inc.	782,834	20,619,848
NiSource, Inc.	1,066,981	24,476,544
NorthWestern Corp.	164,570	9,596,077

Total Multi-Utilities		65,955,086

Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Corp.(a)	5,220,707	40,251,651
Apache Corp.	131,632	1,867,858
Cabot Oil & Gas Corp.(a)	711,559	11,584,180
Cimarex Energy Co.	178,768	6,705,588
Diamondback Energy, Inc.	358,792	17,365,533
Marathon Oil Corp.(a)	1,018,004	6,790,087
Parsley Energy, Inc. Class A	399,871	5,678,168
Targa Resources Corp.	185,209	4,885,813

Total Oil, Gas & Consumable Fuels		95,128,878

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	188,486	7,006,025

Professional Services - 1.6%
CoreLogic, Inc.	148,855	11,509,469
Exponent, Inc.	51,711	4,655,541
Insperity, Inc.	80,792	6,578,085
ManpowerGroup, Inc.	113,032	10,193,226
Robert Half International, Inc.	183,205	11,446,648

Total Professional Services		44,382,969

Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc.	100,453	4,200,944
Landstar System, Inc.	26,453	3,562,161
Ryder System, Inc.	223,329	13,792,799
Werner Enterprises, Inc.	70,717	2,773,521

Total Road & Rail		24,329,425

Semiconductors & Semiconductor Equipment - 0.7%
Amkor Technology, Inc.	203,617	3,070,544
Brooks Automation, Inc.	39,896	2,706,944
CMC Materials, Inc.	23,369	3,535,730
MKS Instruments, Inc.	30,148	4,535,767
Power Integrations, Inc.	41,186	3,371,486
Universal Display Corp.	9,238	2,122,892

Total Semiconductors & Semiconductor Equipment		19,343,363

Software - 1.1%
CDK Global, Inc.	109,302	5,665,123
NortonLifeLock, Inc.	1,146,153	23,817,059
Pegasystems, Inc.(a)	11,107	1,480,119

Total Software		30,962,301

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	32,664	5,144,906
Dick’s Sporting Goods, Inc.(a)	179,713	10,101,668
Foot Locker, Inc.	113,059	4,572,106
Lithia Motors, Inc. Class A(a)	13,605	3,981,775
Murphy USA, Inc.	26,556	3,475,384
Penske Automotive Group, Inc.(a)	176,702	10,494,332
Williams-Sonoma, Inc.	176,251	17,949,402

Total Specialty Retail		55,719,573

Technology Hardware, Storage & Peripherals - 0.6%
Xerox Holdings Corp.	661,348	15,336,660

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.(a)	1,135,907	16,561,524

Thrifts & Mortgage Finance - 2.1%
MGIC Investment Corp.	427,091	5,359,992
New York Community Bancorp, Inc.	1,969,431	20,777,497
PennyMac Financial Services, Inc.	69,260	4,544,841
Radian Group, Inc.	319,010	6,459,952
TFS Financial Corp.	1,126,882	19,866,930

Total Thrifts & Mortgage Finance		57,009,212

Trading Companies & Distributors - 2.0%
Air Lease Corp.	129,822	5,766,693
Applied Industrial Technologies, Inc.	73,320	5,718,227
GATX Corp.(a)	59,980	4,989,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2020

Investments	Shares	Value
MSC Industrial Direct Co., Inc. Class A	123,522	$10,424,022
Watsco, Inc.	120,823	27,372,451

Total Trading Companies & Distributors		54,270,529

Water Utilities - 0.9%
American States Water Co.(a)	72,948	5,800,095
Essential Utilities, Inc.	392,134	18,544,017

Total Water Utilities		24,344,112

TOTAL COMMON STOCKS (Cost: $2,531,287,618)		2,666,841,567

EXCHANGE-TRADED FUND - 0.9%

United States - 0.9%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $22,049,871)	221,306	23,790,395

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $39,755,621)	39,755,621	39,755,621

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $2,593,093,110)		2,730,387,583

Other Assets less Liabilities - (1.2)%		(33,420,244)

NET ASSETS - 100.0%		$2,696,967,339

(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $73,899,651 and the total market value of the collateral held by the Fund was $75,600,970. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $35,845,349.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$8,731,483	$40,758,770	$27,991,904	$436,422	$1,855,624	$23,790,395	$258,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,666,841,567	$—	$—	$2,666,841,567
Exchange-Traded Fund	23,790,395	—	—	23,790,395
Investment of Cash Collateral for Securities Loaned	—	39,755,621	—	39,755,621

Total Investments in Securities	$2,690,631,962	$39,755,621	$—	$2,730,387,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 2.0%
Aerojet Rocketdyne Holdings, Inc.*(a)	23,433	$1,238,434
BWX Technologies, Inc.	31,846	1,919,677
Curtiss-Wright Corp.	17,048	1,983,535
Hexcel Corp.(a)	15,984	775,064
Huntington Ingalls Industries, Inc.	22,124	3,771,700
Kratos Defense & Security Solutions, Inc.*	11,784	323,235
Mercury Systems, Inc.*	8,040	708,002
Moog, Inc. Class A	14,417	1,143,268
Parsons Corp.*(a)	17,957	653,814

Total Aerospace & Defense		12,516,729

Auto Components - 0.6%
Dana, Inc.	29,558	576,972
Dorman Products, Inc.*(a)	7,243	628,837
Fox Factory Holding Corp.*	7,687	812,593
LCI Industries	8,382	1,086,978
Visteon Corp.*	3,242	406,936

Total Auto Components		3,512,316

Automobiles - 0.4%
Harley-Davidson, Inc.(a)	31,153	1,143,315
Thor Industries, Inc.	17,212	1,600,544

Total Automobiles		2,743,859

Banks - 9.5%
Ameris Bancorp	29,158	1,110,045
Associated Banc-Corp.	20,135	343,302
Atlantic Union Bankshares Corp.	15,288	503,587
BancorpSouth Bank	33,870	929,393
Bank of Hawaii Corp.(a)	7,915	606,447
Bank OZK	54,359	1,699,806
BankUnited, Inc.	26,700	928,626
BOK Financial Corp.	31,396	2,149,998
Cathay General Bancorp	30,148	970,464
Columbia Banking System, Inc.	11,594	416,225
Commerce Bancshares, Inc.(a)	25,954	1,705,178
Community Bank System, Inc.	9,376	584,219
Cullen/Frost Bankers, Inc.	20,594	1,796,415
CVB Financial Corp.	33,713	657,403
East West Bancorp, Inc.	68,764	3,487,022
First Citizens BancShares, Inc. Class A	4,448	2,554,353
First Financial Bankshares, Inc.	20,814	752,946
First Hawaiian, Inc.	34,738	819,122
First Horizon Corp.	289,695	3,696,508
Glacier Bancorp, Inc.	28,536	1,312,941
Hilltop Holdings, Inc.	70,341	1,935,081
Home BancShares, Inc.	46,764	910,963
Independent Bank Corp.	5,267	384,702
Independent Bank Group, Inc.	15,366	960,682
Investors Bancorp, Inc.	84,891	896,449
Old National Bancorp	52,244	865,161
Pacific Premier Bancorp, Inc.	9,546	299,076
People’s United Financial, Inc.	222,261	2,873,835
Pinnacle Financial Partners, Inc.	23,792	1,532,205
Prosperity Bancshares, Inc.	44,628	3,095,398
Signature Bank	23,428	3,169,574
Simmons First National Corp. Class A(a)	64,679	1,396,420
Sterling Bancorp	63,987	1,150,486
Synovus Financial Corp.	67,900	2,197,923
Texas Capital Bancshares, Inc.*(a)	5,309	315,885
UMB Financial Corp.	11,833	816,359
Umpqua Holdings Corp.	38,755	586,751
United Bankshares, Inc.	40,151	1,300,892
Valley National Bancorp	203,567	1,984,778
Webster Financial Corp.	28,234	1,190,063
Western Alliance Bancorp	43,789	2,625,151
Wintrust Financial Corp.	20,859	1,274,276

Total Banks		58,786,110

Beverages - 0.2%
Celsius Holdings, Inc.*	6,844	344,321
National Beverage Corp.	13,243	1,124,331

Total Beverages		1,468,652

Biotechnology - 2.2%
Arena Pharmaceuticals, Inc.*	44,069	3,385,821
Blueprint Medicines Corp.*	21,594	2,421,767
Emergent BioSolutions, Inc.*(a)	17,595	1,576,512
Exelixis, Inc.*	65,098	1,306,517
Halozyme Therapeutics, Inc.*(a)	13,647	582,864
Ionis Pharmaceuticals, Inc.*(a)	16,426	928,726
United Therapeutics Corp.*	23,247	3,528,662

Total Biotechnology		13,730,869

Building Products - 2.1%
AAON, Inc.(a)	10,069	670,898
Advanced Drainage Systems, Inc.	37,867	3,164,924
Armstrong World Industries, Inc.	13,242	985,072
Builders FirstSource, Inc.*(a)	44,260	1,806,251
Gibraltar Industries, Inc.*	10,726	771,628
JELD-WEN Holding, Inc.*	26,323	667,551
Resideo Technologies, Inc.*	85,526	1,818,283
Simpson Manufacturing Co., Inc.	14,977	1,399,601
UFP Industries, Inc.	30,279	1,681,998

Total Building Products		12,966,206

Capital Markets - 2.7%
Affiliated Managers Group, Inc.	5,984	608,573
Artisan Partners Asset Management, Inc. Class A	13,035	656,182
Cohen & Steers, Inc.	5,688	422,618
Evercore, Inc. Class A	13,809	1,514,019
Federated Hermes, Inc. Class B	53,279	1,539,230
Hamilton Lane, Inc. Class A	3,469	270,756
Houlihan Lokey, Inc.	11,382	765,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2020

Investments	Shares	Value
Interactive Brokers Group, Inc. Class A	14,207	$865,490
LPL Financial Holdings, Inc.	36,708	3,825,708
Moelis & Co. Class A	5,234	244,742
Stifel Financial Corp.	47,081	2,375,707
Tradeweb Markets, Inc. Class A	9,036	564,298
Virtu Financial, Inc. Class A	116,408	2,929,989

Total Capital Markets		16,582,524

Chemicals - 2.4%
Ashland Global Holdings, Inc.	11,012	872,150
Avient Corp.	12,752	513,651
Balchem Corp.	6,136	706,990
Cabot Corp.	23,214	1,041,844
Chemours Co. (The)	25,307	627,361
Element Solutions, Inc.	78,816	1,397,408
H.B. Fuller Co.	17,613	913,762
Ingevity Corp.*	20,540	1,555,494
Livent Corp.*(a)	14,385	271,013
NewMarket Corp.	4,124	1,642,548
Quaker Chemical Corp.	2,288	579,756
Sensient Technologies Corp.	9,396	693,143
Stepan Co.	8,146	971,981
Valvoline, Inc.	94,432	2,185,157
W.R. Grace & Co.	16,365	897,129

Total Chemicals		14,869,387

Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	28,887	1,093,084
Brady Corp. Class A	19,143	1,011,133
Brink’s Co. (The)	8,968	645,696
Casella Waste Systems, Inc. Class A*	7,180	444,801
Clean Harbors, Inc.*	10,131	770,969
Herman Miller, Inc.	37,606	1,271,083
MSA Safety, Inc.	7,718	1,152,992
Stericycle, Inc.*	9,978	691,775
Tetra Tech, Inc.	11,266	1,304,377
UniFirst Corp.	4,714	997,907

Total Commercial Services & Supplies		9,383,817

Communications Equipment - 1.4%
Acacia Communications, Inc.*	6,785	495,034
Ciena Corp.*	60,121	3,177,395
Juniper Networks, Inc.	122,086	2,748,156
Lumentum Holdings, Inc.*(a)	15,813	1,499,072
ViaSat, Inc.*	7,464	243,700
Viavi Solutions, Inc.*(a)	32,497	486,642

Total Communications Equipment		8,649,999

Construction & Engineering - 1.2%
Arcosa, Inc.	16,885	927,493
EMCOR Group, Inc.	25,683	2,348,967
MasTec, Inc.*	30,808	2,100,489
Valmont Industries, Inc.	7,528	1,316,873
WillScot Mobile Mini Holdings Corp.*	24,215	561,062

Total Construction & Engineering		7,254,884

Construction Materials - 0.4%
Eagle Materials, Inc.	18,891	1,914,603
Summit Materials, Inc. Class A*	34,573	694,226

Total Construction Materials		2,608,829

Consumer Finance - 2.0%
Credit Acceptance Corp.*(a)	7,170	2,481,824
FirstCash, Inc.	6,587	461,353
Green Dot Corp. Class A*	5,391	300,818
OneMain Holdings, Inc.	89,215	4,296,594
Prog Holdings, Inc.	20,299	1,093,507
SLM Corp.	301,609	3,736,936

Total Consumer Finance		12,371,032

Containers & Packaging - 2.9%
Berry Global Group, Inc.*	87,933	4,940,955
Graphic Packaging Holding Co.	146,437	2,480,643
Greif, Inc. Class A	31,476	1,475,595
Sealed Air Corp.	78,866	3,611,274
Silgan Holdings, Inc.	84,199	3,122,099
Sonoco Products Co.	39,105	2,316,971

Total Containers & Packaging		17,947,537

Diversified Consumer Services - 1.1%
frontdoor, Inc.*	20,998	1,054,310
Grand Canyon Education, Inc.*	20,082	1,869,835
H&R Block, Inc.	149,221	2,366,645
Strategic Education, Inc.	10,143	966,932
Terminix Global Holdings, Inc.*	15,976	814,936

Total Diversified Consumer Services		7,072,658

Diversified Financial Services - 0.5%
Jefferies Financial Group, Inc.	130,830	3,218,418

Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings, Inc.	6,179	369,937

Electric Utilities - 0.9%
ALLETE, Inc.(a)	18,106	1,121,486
Hawaiian Electric Industries, Inc.	38,939	1,378,051
IDACORP, Inc.	15,039	1,444,195
MGE Energy, Inc.	8,611	603,028
Portland General Electric Co.	24,814	1,061,295

Total Electric Utilities		5,608,055

Electrical Equipment - 1.2%
Acuity Brands, Inc.(a)	16,715	2,024,019
EnerSys	12,664	1,051,872
GrafTech International Ltd.	208,232	2,219,753
Regal Beloit Corp.	12,155	1,492,756
Vicor Corp.*	3,295	303,865

Total Electrical Equipment		7,092,265

Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc.*	47,403	4,612,312
Avnet, Inc.	17,582	617,304
Badger Meter, Inc.	5,093	479,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2020

Investments	Shares	Value
Coherent, Inc.*(a)	2,245	$336,795
Dolby Laboratories, Inc. Class A(a)	15,459	1,501,533
II-VI, Inc.*(a)	10,694	812,316
Insight Enterprises, Inc.*	18,359	1,396,936
Itron, Inc.*	4,786	458,977
Jabil, Inc.	72,321	3,075,812
Littelfuse, Inc.	3,975	1,012,274
National Instruments Corp.	17,618	774,135
Plexus Corp.*	12,435	972,541
Rogers Corp.*	3,224	500,655
Vishay Intertechnology, Inc.	56,552	1,171,192

Total Electronic Equipment, Instruments & Components		17,721,830

Entertainment - 0.1%
Madison Square Garden Sports Corp. Class A*	2,659	489,522

Equity Real Estate Investment Trusts (REITs) - 5.2%
Agree Realty Corp.(a)	10,623	707,279
American Campus Communities, Inc.	13,620	582,527
Brixmor Property Group, Inc.	77,911	1,289,427
CoreSite Realty Corp.	5,713	715,725
Corporate Office Properties Trust	28,125	733,500
Cousins Properties, Inc.	61,123	2,047,621
CubeSmart	41,161	1,383,421
Douglas Emmett, Inc.	18,545	541,143
EastGroup Properties, Inc.	5,643	779,073
Essential Properties Realty Trust, Inc.	23,002	487,642
First Industrial Realty Trust, Inc.	19,905	838,598
Healthcare Realty Trust, Inc.	14,598	432,101
Healthcare Trust of America, Inc. Class A	23,806	655,617
Highwoods Properties, Inc.	31,088	1,232,018
Hudson Pacific Properties, Inc.	16,642	399,741
Innovative Industrial Properties, Inc.	2,837	519,540
JBG SMITH Properties	17,927	560,577
Kilroy Realty Corp.	18,746	1,076,020
Kimco Realty Corp.	100,477	1,508,160
Lamar Advertising Co. Class A	23,939	1,992,204
Lexington Realty Trust	35,131	373,091
Life Storage, Inc.	10,070	1,202,257
National Health Investors, Inc.	19,348	1,338,301
National Retail Properties, Inc.	46,512	1,903,271
National Storage Affiliates Trust	10,131	365,020
Physicians Realty Trust	25,628	456,178
PotlatchDeltic Corp.	19,177	959,234
PS Business Parks, Inc.	5,566	739,554
QTS Realty Trust, Inc. Class A	7,011	433,841
Rayonier, Inc.	14,813	435,206
Rexford Industrial Realty, Inc.	13,639	669,811
Sabra Health Care REIT, Inc.	52,303	908,503
Safehold, Inc.	7,207	522,435
SL Green Realty Corp.(a)	22,988	1,369,625
Spirit Realty Capital, Inc.	14,601	586,522
STAG Industrial, Inc.	17,834	558,561
Terreno Realty Corp.	8,660	506,697
Weingarten Realty Investors	24,860	538,716

Total Equity Real Estate Investment Trusts (REITs)		32,348,757

Food & Staples Retailing - 1.3%
BJ’s Wholesale Club Holdings, Inc.*(a)	71,734	2,674,244
Casey’s General Stores, Inc.(a)	12,439	2,221,854
Grocery Outlet Holding Corp.*(a)	10,254	402,469
PriceSmart, Inc.	7,654	697,203
Sprouts Farmers Market, Inc.*(a)	95,322	1,915,972

Total Food & Staples Retailing		7,911,742

Food Products - 1.9%
Flowers Foods, Inc.	73,064	1,653,438
Freshpet, Inc.*	4,467	634,269
Hain Celestial Group, Inc. (The)*(a)	17,868	717,400
Ingredion, Inc.	34,442	2,709,552
J&J Snack Foods Corp.	2,000	310,740
Lancaster Colony Corp.	6,225	1,143,719
Pilgrim’s Pride Corp.*	76,091	1,492,145
Post Holdings, Inc.*	15,369	1,552,423
TreeHouse Foods, Inc.*(a)	35,632	1,514,004

Total Food Products		11,727,690

Gas Utilities - 1.9%
National Fuel Gas Co.	44,588	1,833,905
New Jersey Resources Corp.(a)	26,991	959,530
ONE Gas, Inc.	16,633	1,276,915
South Jersey Industries, Inc.	41,196	887,774
Southwest Gas Holdings, Inc.	25,243	1,533,512
Spire, Inc.	19,389	1,241,672
UGI Corp.	122,121	4,269,350

Total Gas Utilities		12,002,658

Health Care Equipment & Supplies - 1.7%
Cantel Medical Corp.(a)	5,913	466,299
CONMED Corp.	3,029	339,248
Envista Holdings Corp.(a)	52,758	1,779,527
Globus Medical, Inc. Class A*	14,343	935,451
Haemonetics Corp.*	6,813	809,044
Hill-Rom Holdings, Inc.	20,568	2,015,047
ICU Medical, Inc.*	4,905	1,052,073
Inari Medical, Inc.*(a)	5,362	468,049
Integer Holdings Corp.*	8,268	671,279
Integra LifeSciences Holdings Corp.*(a)	13,509	877,004
Merit Medical Systems, Inc.*(a)	6,176	342,830
Neogen Corp.*	6,819	540,747
STAAR Surgical Co.*(a)	4,441	351,816

Total Health Care Equipment & Supplies		10,648,414

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc.*	29,895	1,502,523
AMN Healthcare Services, Inc.*	14,532	991,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2020

Investments	Shares	Value
Ensign Group, Inc. (The)	14,344	$1,045,964
HealthEquity, Inc.*(a)	9,134	636,731
LHC Group, Inc.*	4,013	856,053
Patterson Cos., Inc.	27,659	819,536
Premier, Inc. Class A	42,268	1,483,607
Progyny, Inc.*(a)	8,195	347,386
R1 RCM, Inc.*	20,277	487,054
Select Medical Holdings Corp.*	64,225	1,776,463
Tenet Healthcare Corp.*	40,691	1,624,792

Total Health Care Providers & Services		11,571,918

Health Care Technology - 0.2%
HMS Holdings Corp.*	14,966	550,000
Omnicell, Inc.*	4,138	496,643

Total Health Care Technology		1,046,643

Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.(a)	6,470	366,008
Choice Hotels International, Inc.(a)	8,285	884,258
Churchill Downs, Inc.	3,945	768,447
Hilton Grand Vacations, Inc.*	8,372	262,462
Hyatt Hotels Corp. Class A(a)	16,462	1,222,303
Marriott Vacations Worldwide Corp.	4,626	634,780
Papa John’s International, Inc.(a)	4,030	341,945
Texas Roadhouse, Inc.	7,354	574,789
Wendy’s Co. (The)	39,564	867,243
Wingstop, Inc.	3,140	416,207
Wyndham Destinations, Inc.	9,142	410,110
Wyndham Hotels & Resorts, Inc.	20,860	1,239,918

Total Hotels, Restaurants & Leisure		7,988,470

Household Durables - 3.8%
Installed Building Products, Inc.*	7,849	800,048
iRobot Corp.*(a)	8,831	709,041
KB Home	82,254	2,757,154
Leggett & Platt, Inc.	45,291	2,006,391
LGI Homes, Inc.*	15,247	1,613,895
MDC Holdings, Inc.	50,025	2,431,215
Meritage Homes Corp.*	30,724	2,544,562
Sonos, Inc.*	12,964	303,228
Taylor Morrison Home Corp. Class A*	64,154	1,645,550
Tempur Sealy International, Inc.*	54,380	1,468,260
Toll Brothers, Inc.	68,632	2,983,433
TopBuild Corp.*(a)	10,083	1,856,079
TRI Pointe Group, Inc.*	118,827	2,049,766

Total Household Durables		23,168,622

Household Products - 0.9%
Energizer Holdings, Inc.	32,118	1,354,737
Reynolds Consumer Products, Inc.	82,442	2,476,558
Spectrum Brands Holdings, Inc.	18,163	1,434,514
WD-40 Co.	2,021	536,939

Total Household Products		5,802,748

Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	19,012	607,053
Ormat Technologies, Inc.	7,262	655,614

Total Independent Power & Renewable Electricity Producers		1,262,667

Insurance - 4.7%
American Equity Investment Life Holding Co.	85,390	2,361,887
American National Group, Inc.	14,395	1,383,647
CNO Financial Group, Inc.	52,906	1,176,100
First American Financial Corp.	85,999	4,440,128
Genworth Financial, Inc. Class A*	371,807	1,405,430
Goosehead Insurance, Inc. Class A	1,972	246,027
Hanover Insurance Group, Inc. (The)	14,281	1,669,735
Kemper Corp.	33,378	2,564,432
Kinsale Capital Group, Inc.	2,456	491,519
Mercury General Corp.	25,448	1,328,640
Old Republic International Corp.	190,926	3,763,152
Primerica, Inc.	15,849	2,122,657
RLI Corp.	4,764	496,171
Selective Insurance Group, Inc.	13,928	932,897
Selectquote, Inc.*(a)	15,878	329,469
Unum Group	186,446	4,277,071

Total Insurance		28,988,962

Interactive Media & Services - 0.1%
Cargurus, Inc.*	21,077	668,773

Internet & Direct Marketing Retail - 0.3%
Overstock.com, Inc.*	5,558	266,617
Shutterstock, Inc.	7,229	518,319
Stamps.com, Inc.*(a)	5,252	1,030,390

Total Internet & Direct Marketing Retail		1,815,326

IT Services - 3.1%
Alliance Data Systems Corp.	45,963	3,405,858
CACI International, Inc. Class A*	11,245	2,803,716
DXC Technology Co.	148,290	3,818,468
Euronet Worldwide, Inc.*	7,332	1,062,554
ExlService Holdings, Inc.*	7,041	599,400
KBR, Inc.	64,468	1,993,995
MAXIMUS, Inc.	22,124	1,619,256
Perspecta, Inc.	31,113	749,201
Science Applications International Corp.	19,752	1,869,329
TTEC Holdings, Inc.	14,001	1,021,093

Total IT Services		18,942,870

Leisure Products - 1.2%
Acushnet Holdings Corp.	22,440	909,717
Brunswick Corp.	34,275	2,613,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2020

Investments	Shares	Value
Mattel, Inc.*(a)	38,584	$673,291
Polaris, Inc.	24,383	2,323,212
YETI Holdings, Inc.*	11,793	807,467

Total Leisure Products		7,326,813

Life Sciences Tools & Services - 0.6%
Medpace Holdings, Inc.*	6,676	929,299
PRA Health Sciences, Inc.*	12,078	1,515,065
Syneos Health, Inc.*	21,579	1,470,177

Total Life Sciences Tools & Services		3,914,541

Machinery - 5.6%
AGCO Corp.	32,213	3,320,838
Albany International Corp. Class A	12,602	925,239
Allison Transmission Holdings, Inc.	52,041	2,244,528
Altra Industrial Motion Corp.	17,989	997,130
Barnes Group, Inc.	16,867	854,988
Chart Industries, Inc.*(a)	4,689	552,317
Colfax Corp.*(a)	18,810	719,294
Crane Co.	23,980	1,862,287
Donaldson Co., Inc.	33,093	1,849,237
ESCO Technologies, Inc.	5,998	619,114
Evoqua Water Technologies Corp.*	34,384	927,680
Flowserve Corp.	38,141	1,405,496
Franklin Electric Co., Inc.	11,345	785,187
Hillenbrand, Inc.	35,836	1,426,273
ITT, Inc.	14,184	1,092,452
John Bean Technologies Corp.	8,897	1,013,101
Kennametal, Inc.	18,088	655,509
Lincoln Electric Holdings, Inc.	13,460	1,564,725
Oshkosh Corp.	26,836	2,309,775
Proto Labs, Inc.*	3,361	515,577
RBC Bearings, Inc.*	4,870	871,925
Rexnord Corp.	33,613	1,327,377
SPX Corp.*	15,818	862,714
SPX FLOW, Inc.*(a)	7,359	426,528
Timken Co. (The)	29,702	2,297,747
Trinity Industries, Inc.	18,004	475,126
Watts Water Technologies, Inc. Class A	8,500	1,034,450
Woodward, Inc.	14,917	1,812,863

Total Machinery		34,749,477

Marine - 0.2%
Kirby Corp.*	9,348	484,507
Matson, Inc.	16,523	941,315

Total Marine		1,425,822

Media - 1.2%
New York Times Co. (The) Class A	21,139	1,094,366
Nexstar Media Group, Inc. Class A	36,188	3,951,368
TEGNA, Inc.	169,927	2,370,481

Total Media		7,416,215

Metals & Mining - 1.7%
Arconic Corp.*	39,978	1,191,344
Commercial Metals Co.(a)	104,161	2,139,467
Compass Minerals International, Inc.	12,120	748,046
Hecla Mining Co.	53,431	346,233
Reliance Steel & Aluminum Co.	28,074	3,361,862
Royal Gold, Inc.	13,275	1,411,929
Worthington Industries, Inc.	23,253	1,193,809

Total Metals & Mining		10,392,690

Multi-Utilities - 1.0%
Avista Corp.(a)	19,064	765,229
Black Hills Corp.	27,007	1,659,580
MDU Resources Group, Inc.	101,717	2,679,226
NorthWestern Corp.	20,665	1,204,976

Total Multi-Utilities		6,309,011

Multiline Retail - 0.3%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	18,810	1,538,094

Oil, Gas & Consumable Fuels - 1.9%
Apache Corp.	32,253	457,670
Cabot Oil & Gas Corp.(a)	87,061	1,417,353
Cimarex Energy Co.	17,500	656,425
Diamondback Energy, Inc.	72,988	3,532,619
Equitrans Midstream Corp.	333,783	2,683,615
Parsley Energy, Inc. Class A	50,652	719,259
Renewable Energy Group, Inc.*(a)	35,164	2,490,315

Total Oil, Gas & Consumable Fuels		11,957,256

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	49,691	1,847,015

Personal Products - 0.3%
Medifast, Inc.	4,064	797,926
Nu Skin Enterprises, Inc. Class A	22,593	1,234,255

Total Personal Products		2,032,181

Pharmaceuticals - 0.2%
Corcept Therapeutics, Inc.*	33,176	867,884
Pacira BioSciences, Inc.*(a)	5,225	312,664

Total Pharmaceuticals		1,180,548

Professional Services - 2.0%
ASGN, Inc.*	17,851	1,491,094
CoreLogic, Inc.	16,564	1,280,729
Exponent, Inc.	7,077	637,142
FTI Consulting, Inc.*	12,792	1,429,122
Insperity, Inc.	14,079	1,146,312
Korn Ferry	18,761	816,104
ManpowerGroup, Inc.	11,793	1,063,493
Robert Half International, Inc.	36,584	2,285,768
TriNet Group, Inc.*	29,695	2,393,417

Total Professional Services		12,543,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2020

Investments	Shares	Value
Real Estate Management & Development - 0.9%
eXp World Holdings, Inc.*	5,995	$378,404
Howard Hughes Corp. (The)*(a)	5,515	435,299
Jones Lang LaSalle, Inc.	26,458	3,925,574
Kennedy-Wilson Holdings, Inc.	29,580	529,186

Total Real Estate Management & Development		5,268,463

Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc.	58,332	2,439,444
Landstar System, Inc.	9,557	1,286,946
Ryder System, Inc.	9,097	561,831
Saia, Inc.*	5,007	905,265
Werner Enterprises, Inc.	28,114	1,102,631

Total Road & Rail		6,296,117

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc.*	9,806	950,888
Amkor Technology, Inc.	132,956	2,004,976
Brooks Automation, Inc.	8,703	590,499
Cirrus Logic, Inc.*	15,412	1,266,866
CMC Materials, Inc.	7,556	1,143,223
Diodes, Inc.*	11,269	794,464
FormFactor, Inc.*	17,175	738,869
Lattice Semiconductor Corp.*	14,372	658,525
Power Integrations, Inc.	6,949	568,845
Semtech Corp.*	6,904	497,709
Silicon Laboratories, Inc.*	4,531	576,978
Synaptics, Inc.*(a)	6,802	655,713

Total Semiconductors & Semiconductor Equipment		10,447,555

Software - 1.9%
ACI Worldwide, Inc.*	16,144	620,414
Alarm.com Holdings, Inc.*	6,561	678,735
Appfolio, Inc. Class A*(a)	1,869	336,495
Blackbaud, Inc.	6,087	350,368
CDK Global, Inc.	43,523	2,255,797
CommVault Systems, Inc.*	4,844	268,212
Digital Turbine, Inc.*	9,847	556,946
Dropbox, Inc. Class A*	30,098	667,875
j2 Global, Inc.*	11,642	1,137,307
Manhattan Associates, Inc.*	7,311	768,971
MicroStrategy, Inc. Class A*	1,261	489,962
Qualys, Inc.*	7,495	913,416
RealPage, Inc.*	11,056	964,525
SolarWinds Corp.*	32,031	478,863
SPS Commerce, Inc.*	4,423	480,294
Verint Systems, Inc.*	7,671	515,338

Total Software		11,483,518

Specialty Retail - 3.1%
Asbury Automotive Group, Inc.*	10,998	1,602,849
AutoNation, Inc.*	50,009	3,490,128
Dick’s Sporting Goods, Inc.(a)	52,780	2,966,764
Foot Locker, Inc.	48,783	1,972,784
Group 1 Automotive, Inc.	16,169	2,120,403
Murphy USA, Inc.	21,611	2,828,232
National Vision Holdings, Inc.*	8,353	378,307
Penske Automotive Group, Inc.	53,944	3,203,734
Urban Outfitters, Inc.*(a)	13,103	335,437

Total Specialty Retail		18,898,638

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp.*	35,356	1,328,325
Xerox Holdings Corp.	89,272	2,070,218

Total Technology Hardware, Storage & Peripherals		3,398,543

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.(a)	15,687	1,475,676
Columbia Sportswear Co.	12,189	1,065,075
Crocs, Inc.*	16,823	1,054,129
Deckers Outdoor Corp.*	7,846	2,250,076
Hanesbrands, Inc.(a)	301,653	4,398,101
Kontoor Brands, Inc.	11,159	452,609
PVH Corp.	6,456	606,154
Skechers U.S.A., Inc. Class A*	20,963	753,410
Steven Madden Ltd.(a)	11,691	412,926
Wolverine World Wide, Inc.	23,010	719,062

Total Textiles, Apparel & Luxury Goods		13,187,218

Thrifts & Mortgage Finance - 2.6%
MGIC Investment Corp.	227,582	2,856,154
Mr Cooper Group, Inc.*	84,382	2,618,373
New York Community Bancorp, Inc.	204,840	2,161,062
PennyMac Financial Services, Inc.	66,992	4,396,015
Radian Group, Inc.	115,106	2,330,897
TFS Financial Corp.	28,848	508,590
Walker & Dunlop, Inc.	10,180	936,764

Total Thrifts & Mortgage Finance		15,807,855

Trading Companies & Distributors - 2.4%
Air Lease Corp.	92,695	4,117,512
Applied Industrial Technologies, Inc.	12,540	977,995
Beacon Roofing Supply, Inc.*	26,595	1,068,853
BMC Stock Holdings, Inc.*	21,833	1,171,995
GATX Corp.(a)	12,061	1,003,234
MSC Industrial Direct Co., Inc. Class A	21,964	1,853,542
SiteOne Landscape Supply, Inc.*(a)	7,165	1,136,584
Univar Solutions, Inc.*	70,042	1,331,498
WESCO International, Inc.*	24,404	1,915,714

Total Trading Companies & Distributors		14,576,927

Water Utilities - 0.2%
American States Water Co.	8,752	695,871
California Water Service Group	14,029	757,987

Total Water Utilities		1,453,858

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	10,990	475,318

TOTAL COMMON STOCKS (Cost: $575,759,880)		616,788,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
United States - 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $31,906,195)	31,906,195	$31,906,195

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $607,666,075)		648,694,744
Other Assets less Liabilities - (5.0)%		(31,177,747)

NET ASSETS - 100.0%		$617,516,997

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $42,009,666 and the total market value of the collateral held by the Fund was $43,111,351. The total market value of the collateral includes noncash U.S. Government securities collateral having a value of $11,205,156.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020		Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$821,392	$3,506,589	$4,762,165	$144,982	$289,202	$	—^	$50,378

^	As of December 31, 2020, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$616,788,549	$—	$—	$616,788,549
Investment of Cash Collateral for Securities Loaned	—	31,906,195	—	31,906,195

Total Investments in Securities	$616,788,549	$31,906,195	$—	$648,694,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.4%
BWX Technologies, Inc.	9,821	$592,010
Huntington Ingalls Industries, Inc.	3,022	515,191
Lockheed Martin Corp.	1,583	561,933
Northrop Grumman Corp.	1,885	574,397

Total Aerospace & Defense		2,243,531

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	6,772	635,688
FedEx Corp.	1,480	384,237
United Parcel Service, Inc. Class B	3,595	605,398

Total Air Freight & Logistics		1,625,323

Automobiles - 0.3%
General Motors Co.	9,626	400,827

Banks - 2.3%
First Horizon Corp.	81,741	1,043,015
People’s United Financial, Inc.	97,423	1,259,679
Signature Bank	9,448	1,278,220

Total Banks		3,580,914

Beverages - 0.2%
Boston Beer Co., Inc. (The) Class A*	345	343,030

Biotechnology - 4.1%
AbbVie, Inc.	5,810	622,541
Alexion Pharmaceuticals, Inc.*	4,843	756,670
Biogen, Inc.*	1,359	332,765
BioMarin Pharmaceutical, Inc.*	4,820	422,666
Blueprint Medicines Corp.*	3,602	403,964
Gilead Sciences, Inc.	10,656	620,819
Halozyme Therapeutics, Inc.*	11,845	505,900
Neurocrine Biosciences, Inc.*	5,011	480,304
Regeneron Pharmaceuticals, Inc.*	1,115	538,668
Seagen, Inc.*	2,699	472,703
United Therapeutics Corp.*	4,894	742,860
Vertex Pharmaceuticals, Inc.*	2,149	507,895

Total Biotechnology		6,407,755

Building Products - 0.7%
A.O. Smith Corp.	10,712	587,232
Lennox International, Inc.	2,054	562,734

Total Building Products		1,149,966

Chemicals - 0.5%
Scotts Miracle-Gro Co. (The)	4,122	820,855

Commercial Services & Supplies - 0.4%
Rollins, Inc.	15,975	624,143

Communications Equipment - 1.7%
Ciena Corp.*	21,939	1,159,476
F5 Networks, Inc.*	8,378	1,474,025

Total Communications Equipment		2,633,501

Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc.	5,097	555,369
Quanta Services, Inc.	7,375	531,148

Total Construction & Engineering		1,086,517

Consumer Finance - 0.7%
OneMain Holdings, Inc.	24,269	1,168,795

Containers & Packaging - 1.6%
Berry Global Group, Inc.*	16,316	916,796
Crown Holdings, Inc.*	7,388	740,277
Sealed Air Corp.	16,773	768,036

Total Containers & Packaging		2,425,109

Distributors - 0.7%
LKQ Corp.*	9,966	351,202
Pool Corp.	1,840	685,400

Total Distributors		1,036,602

Diversified Consumer Services - 0.8%
Service Corp. International	14,369	705,518
Terminix Global Holdings, Inc.*	9,400	479,494

Total Diversified Consumer Services		1,185,012

Diversified Financial Services - 1.0%
Jefferies Financial Group, Inc.	65,784	1,618,286

Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.	111,497	1,087,096
Verizon Communications, Inc.	26,819	1,575,616

Total Diversified Telecommunication Services		2,662,712

Electric Utilities - 0.4%
NRG Energy, Inc.	15,865	595,731

Electrical Equipment - 0.3%
Generac Holdings, Inc.*	2,005	455,957

Energy Equipment & Services - 0.6%
Baker Hughes Co.	47,354	987,331

Entertainment - 4.4%
Activision Blizzard, Inc.	20,148	1,870,742
Electronic Arts, Inc.	12,877	1,849,137
Netflix, Inc.*	2,543	1,375,076
Take-Two Interactive Software, Inc.*	8,700	1,807,773

Total Entertainment		6,902,728

Equity Real Estate Investment Trusts (REITs) - 2.0%
Boston Properties, Inc.	4,854	458,849
Extra Space Storage, Inc.	6,227	721,460
Kimco Realty Corp.	24,821	372,563
Life Storage, Inc.	6,697	799,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2020

Investments	Shares	Value
Public Storage	3,499	$808,024

Total Equity Real Estate Investment Trusts (REITs)		3,160,451

Food & Staples Retailing - 1.3%
BJ’s Wholesale Club Holdings, Inc.*	10,640	396,659
Casey’s General Stores, Inc.	2,389	426,723
Kroger Co. (The)	20,508	651,334
Walmart, Inc.	3,983	574,150

Total Food & Staples Retailing		2,048,866

Food Products - 2.6%
Campbell Soup Co.	11,845	572,706
Conagra Brands, Inc.	14,860	538,823
Darling Ingredients, Inc.*	7,135	411,547
General Mills, Inc.	9,526	560,129
Hormel Foods Corp.	10,824	504,507
J.M. Smucker Co. (The)	5,063	585,283
Kellogg Co.	8,714	542,272
Tyson Foods, Inc. Class A	6,015	387,606

Total Food Products		4,102,873

Gas Utilities - 0.3%
UGI Corp.	14,049	491,153

Health Care Equipment & Supplies - 1.5%
Hill-Rom Holdings, Inc.	5,210	510,424
Hologic, Inc.*	7,385	537,849
Quidel Corp.*	1,472	264,445
ResMed, Inc.	2,189	465,294
West Pharmaceutical Services, Inc.	2,129	603,167

Total Health Care Equipment & Supplies		2,381,179

Health Care Providers & Services - 2.9%
Amedisys, Inc.*	1,808	530,341
Cardinal Health, Inc.	8,695	465,704
Chemed Corp.	1,136	605,045
DaVita, Inc.*	5,483	643,704
Humana, Inc.	1,088	446,374
Laboratory Corp. of America Holdings*	2,143	436,208
McKesson Corp.	2,963	515,325
Molina Healthcare, Inc.*	1,870	397,711
Quest Diagnostics, Inc.	4,771	568,560

Total Health Care Providers & Services		4,608,972

Health Care Technology - 0.4%
Cerner Corp.	8,204	643,850

Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc.*	415	575,485
Domino’s Pizza, Inc.	1,744	668,754
Wendy’s Co. (The)	13,953	305,850
Yum! Brands, Inc.	5,757	624,980

Total Hotels, Restaurants & Leisure		2,175,069

Household Durables - 1.5%
D.R. Horton, Inc.	6,057	417,449
Lennar Corp. Class A	4,947	377,110
Newell Brands, Inc.	22,931	486,825
PulteGroup, Inc.	9,024	389,115
Tempur Sealy International, Inc.*	11,163	301,401
Whirlpool Corp.	2,217	400,146

Total Household Durables		2,372,046

Household Products - 1.8%
Church & Dwight Co., Inc.	6,044	527,218
Clorox Co. (The)	2,858	577,087
Colgate-Palmolive Co.	6,121	523,407
Kimberly-Clark Corp.	4,349	586,376
Procter & Gamble Co. (The)	3,859	536,941

Total Household Products		2,751,029

Independent Power & Renewable Electricity Producers - 0.6%
AES Corp. (The)	20,055	471,293
Vistra Corp.	27,308	536,875

Total Independent Power & Renewable Electricity Producers		1,008,168

Insurance - 6.0%
Allstate Corp. (The)	20,837	2,290,612
First American Financial Corp.	33,726	1,741,273
Hartford Financial Services Group, Inc. (The)	28,780	1,409,644
Kinsale Capital Group, Inc.	6,169	1,234,602
Progressive Corp. (The)	27,854	2,754,204

Total Insurance		9,430,335

Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	15,237	765,659
Etsy, Inc.*	2,426	431,610

Total Internet & Direct Marketing Retail		1,197,269

IT Services - 9.0%
Akamai Technologies, Inc.*	15,951	1,674,695
Black Knight, Inc.*	17,946	1,585,529
Booz Allen Hamilton Holding Corp.	19,441	1,694,866
Broadridge Financial Solutions, Inc.	11,049	1,692,707
CACI International, Inc. Class A*	5,545	1,382,535
Cognizant Technology Solutions Corp. Class A	14,973	1,227,037
EPAM Systems, Inc.*	3,291	1,179,330
Jack Henry & Associates, Inc.	9,520	1,542,145
Leidos Holdings, Inc.	12,930	1,359,202
Square, Inc. Class A*	3,448	750,423

Total IT Services		14,088,469

Leisure Products - 0.8%
Brunswick Corp.	4,841	369,078
Mattel, Inc.*	30,772	536,971
YETI Holdings, Inc.*	5,517	377,749

Total Leisure Products		1,283,798

Life Sciences Tools & Services - 3.1%
Avantor, Inc.*	12,147	341,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2020

Investments	Shares	Value
Bio-Rad Laboratories, Inc. Class A*	1,017	$592,850
Bio-Techne Corp.	1,859	590,325
Charles River Laboratories International, Inc.*	1,860	464,740
Mettler-Toledo International, Inc.*	495	564,142
PerkinElmer, Inc.	4,361	625,804
Repligen Corp.*	2,545	487,698
Thermo Fisher Scientific, Inc.	1,335	621,816
Waters Corp.*	2,433	601,973

Total Life Sciences Tools & Services		4,891,286

Machinery - 0.6%
AGCO Corp.	4,829	497,821
Timken Co. (The)	4,777	369,549

Total Machinery		867,370

Media - 5.0%
Charter Communications, Inc. Class A*	2,443	1,616,166
Discovery, Inc. Class A*(a)	40,021	1,204,232
Fox Corp. Class A	41,573	1,210,606
New York Times Co. (The) Class A	34,179	1,769,447
News Corp. Class A	64,823	1,164,869
ViacomCBS, Inc. Class B	22,491	838,015

Total Media		7,803,335

Metals & Mining - 0.6%
Newmont Corp.	14,692	879,904

Multi-Utilities - 1.5%
CMS Energy Corp.	10,387	633,711
Consolidated Edison, Inc.	8,332	602,153
MDU Resources Group, Inc.	16,920	445,673
Public Service Enterprise Group, Inc.	11,187	652,202

Total Multi-Utilities		2,333,739

Multiline Retail - 1.7%
Dollar General Corp.	3,839	807,342
Dollar Tree, Inc.*	5,640	609,345
Ollie’s Bargain Outlet Holdings, Inc.*(a)	5,106	417,518
Target Corp.	4,656	821,924

Total Multiline Retail		2,656,129

Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	84,650	1,378,102
Diamondback Energy, Inc.	16,867	816,363

Total Oil, Gas & Consumable Fuels		2,194,465

Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	10,201	632,768
Eli Lilly & Co.	3,791	640,073
Merck & Co., Inc.	7,685	628,633
Pfizer, Inc.	14,440	531,536

Total Pharmaceuticals		2,433,010

Professional Services - 0.5%
Robert Half International, Inc.	6,689	417,929
TriNet Group, Inc.*	4,603	371,002

Total Professional Services		788,931

Real Estate Management & Development - 0.6%
CBRE Group, Inc. Class A*	6,668	418,217
Jones Lang LaSalle, Inc.	3,150	467,365

Total Real Estate Management & Development		885,582

Road & Rail - 1.9%
AMERCO	1,228	557,463
JB Hunt Transport Services, Inc.	4,384	599,074
Knight-Swift Transportation Holdings, Inc.	15,327	640,975
Landstar System, Inc.	4,317	581,327
Old Dominion Freight Line, Inc.	2,631	513,518

Total Road & Rail		2,892,357

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc.*	9,400	862,074
Enphase Energy, Inc.*	4,751	833,658
First Solar, Inc.*	11,797	1,166,959
Intel Corp.	21,471	1,069,685
QUALCOMM, Inc.	6,900	1,051,146
Teradyne, Inc.	9,658	1,157,898

Total Semiconductors & Semiconductor Equipment		6,141,420

Software - 14.0%
Aspen Technology, Inc.*	7,417	966,064
Blackline, Inc.*	8,665	1,155,738
Cadence Design Systems, Inc.*	10,726	1,463,348
Citrix Systems, Inc.	11,844	1,540,904
Dropbox, Inc. Class A*	54,596	1,211,485
Fortinet, Inc.*	7,910	1,174,872
HubSpot, Inc.*	2,256	894,369
Microsoft Corp.	6,338	1,409,698
Nuance Communications, Inc.*	32,395	1,428,296
Oracle Corp.	25,380	1,641,832
PTC, Inc.*	11,799	1,411,278
RealPage, Inc.*	21,921	1,912,388
SS&C Technologies Holdings, Inc.	18,597	1,352,932
Synopsys, Inc.*	5,831	1,511,629
Trade Desk, Inc. (The) Class A*	745	596,745
Tyler Technologies, Inc.*	3,788	1,653,538
Zoom Video Communications, Inc. Class A*	1,794	605,152

Total Software		21,930,268

Specialty Retail - 3.8%
AutoNation, Inc.*	7,084	494,392
AutoZone, Inc.*	566	670,959
Best Buy Co., Inc.	5,182	517,112
Dick’s Sporting Goods, Inc.	7,290	409,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2020

Investments	Shares	Value
Lithia Motors, Inc. Class A	1,485	$434,615
Lowe’s Cos., Inc.	3,367	540,437
O’Reilly Automotive, Inc.*	1,414	639,934
RH*	628	281,043
Tiffany & Co.	5,665	744,664
Tractor Supply Co.	5,573	783,452
Williams-Sonoma, Inc.	4,245	432,311

Total Specialty Retail		5,948,690

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	1,585	454,546

Tobacco - 0.4%
Altria Group, Inc.	13,287	544,767

Trading Companies & Distributors - 0.6%
United Rentals, Inc.*	1,233	285,945
Watsco, Inc.	2,859	647,707

Total Trading Companies & Distributors		933,652

TOTAL COMMON STOCKS (Cost: $133,607,127)		156,277,603

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $610,710)	610,710	610,710

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $134,217,837)		156,888,313
Other Assets less Liabilities - (0.3)%		(396,001)

NET ASSETS - 100.0%		$156,492,312

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,126,328 and the total market value of the collateral held by the Fund was $1,155,242. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $544,532.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$156,277,603	$—	$—	$156,277,603
Investment of Cash Collateral for Securities Loaned	—	610,710	—	610,710

Total Investments in Securities	$156,277,603	$610,710	$—	$156,888,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.5%
BWX Technologies, Inc.	30,121	$1,815,694
Curtiss-Wright Corp.	3,555	413,624
General Dynamics Corp.	197,501	29,392,099
HEICO Corp.	2,440	323,056
Huntington Ingalls Industries, Inc.	22,942	3,911,152
L3Harris Technologies, Inc.	90,778	17,158,858
Northrop Grumman Corp.	77,568	23,636,521

Total Aerospace & Defense		76,651,004

Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	72,679	6,822,378
Expeditors International of Washington, Inc.	48,450	4,608,079
FedEx Corp.	56,260	14,606,221
United Parcel Service, Inc. Class B	404,364	68,094,898

Total Air Freight & Logistics		94,131,576

Auto Components - 0.2%
BorgWarner, Inc.	106,713	4,123,390
Gentex Corp.	91,063	3,089,768
LCI Industries	11,961	1,551,102
Lear Corp.	7,519	1,195,747

Total Auto Components		9,960,007

Automobiles - 0.0%
Thor Industries, Inc.	25,018	2,326,424

Banks - 0.3%
East West Bancorp, Inc.	81,698	4,142,905
First Republic Bank	23,286	3,421,412
Signature Bank	20,185	2,730,829
Western Alliance Bancorp	42,587	2,553,091

Total Banks		12,848,237

Beverages - 6.8%
Brown-Forman Corp. Class B	102,330	8,128,072
Coca-Cola Co. (The)	3,125,735	171,415,307
Constellation Brands, Inc. Class A	59,354	13,001,494
Keurig Dr. Pepper, Inc.	661,257	21,160,224
PepsiCo, Inc.	916,981	135,988,282

Total Beverages		349,693,379

Biotechnology - 1.6%
Amgen, Inc.	355,972	81,845,082

Building Products - 0.2%
A.O. Smith Corp.	63,141	3,461,389
AAON, Inc.	3,992	265,987
Advanced Drainage Systems, Inc.	4,807	401,769
Armstrong World Industries, Inc.	11,612	863,817
Fortune Brands Home & Security, Inc.	40,560	3,476,803
Owens Corning	29,480	2,233,405
Simpson Manufacturing Co., Inc.	13,113	1,225,410
UFP Industries, Inc.	8,800	488,840

Total Building Products		12,417,420

Capital Markets - 2.5%
Ameriprise Financial, Inc.	61,605	11,971,700
Ares Management Corp. Class A	112,566	5,296,230
CBOE Global Markets, Inc.	46,781	4,356,247
CME Group, Inc.	160,859	29,284,381
Cohen & Steers, Inc.	19,854	1,475,152
Evercore, Inc. Class A	20,553	2,253,431
FactSet Research Systems, Inc.	8,516	2,831,570
Houlihan Lokey, Inc.	18,957	1,274,479
Intercontinental Exchange, Inc.	147,058	16,954,317
LPL Financial Holdings, Inc.	21,547	2,245,628
MarketAxess Holdings, Inc.	4,374	2,495,630
Morningstar, Inc.	7,095	1,642,989
Nasdaq, Inc.	58,061	7,707,017
S&P Global, Inc.	45,821	15,062,737
SEI Investments Co.	37,715	2,167,481
T. Rowe Price Group, Inc.	128,021	19,381,099

Total Capital Markets		126,400,088

Chemicals - 2.0%
Air Products & Chemicals, Inc.	103,074	28,161,878
Albemarle Corp.	25,908	3,821,948
Avient Corp.	40,825	1,644,431
Balchem Corp.	2,244	258,554
Celanese Corp.	53,855	6,997,919
Ecolab, Inc.	58,101	12,570,732
FMC Corp.	48,241	5,544,338
Mosaic Co. (The)	80,002	1,840,846
NewMarket Corp.	4,449	1,771,992
PPG Industries, Inc.	85,555	12,338,742
RPM International, Inc.	56,498	5,128,889
Scotts Miracle-Gro Co. (The)	18,382	3,660,592
Sensient Technologies Corp.	17,834	1,315,614
Sherwin-Williams Co. (The)	16,242	11,936,408
W.R. Grace & Co.	29,431	1,613,407
Westlake Chemical Corp.	35,700	2,913,120

Total Chemicals		101,519,410

Commercial Services & Supplies - 1.0%
Brink’s Co. (The)	8,683	625,176
Cintas Corp.	24,437	8,637,502
MSA Safety, Inc.	11,958	1,786,405
Republic Services, Inc.	134,333	12,936,268
Rollins, Inc.	73,643	2,877,232
Tetra Tech, Inc.	9,587	1,109,983
UniFirst Corp.	1,230	260,379
Waste Management, Inc.	186,741	22,022,366

Total Commercial Services & Supplies		50,255,311

Communications Equipment - 2.6%
Cisco Systems, Inc.	2,931,186	131,170,574

Construction & Engineering - 0.0%
EMCOR Group, Inc.	6,861	627,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2020

Investments	Shares	Value
Valmont Industries, Inc.	3,823	$668,757

Total Construction & Engineering		1,296,264

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	12,479	3,543,661
Vulcan Materials Co.	28,625	4,245,374

Total Construction Materials		7,789,035

Consumer Finance - 0.1%
OneMain Holdings, Inc.	125,279	6,033,437
SLM Corp.	108,333	1,342,246

Total Consumer Finance		7,375,683

Containers & Packaging - 0.7%
AptarGroup, Inc.	17,662	2,417,751
Avery Dennison Corp.	34,050	5,281,496
Graphic Packaging Holding Co.	132,036	2,236,690
International Paper Co.	388,733	19,327,805
Packaging Corp. of America	53,764	7,414,593
Silgan Holdings, Inc.	28,080	1,041,206

Total Containers & Packaging		37,719,541

Distributors - 0.1%
Pool Corp.	7,214	2,687,215

Diversified Consumer Services - 0.1%
Service Corp. International	74,020	3,634,382

Diversified Financial Services - 0.0%
Voya Financial, Inc.	30,946	1,819,934

Diversified Telecommunication Services - 4.6%
Verizon Communications, Inc.	4,035,917	237,110,124

Electric Utilities - 1.3%
NextEra Energy, Inc.	875,838	67,570,902

Electrical Equipment - 1.0%
Acuity Brands, Inc.	1,999	242,059
AMETEK, Inc.	37,324	4,513,965
Emerson Electric Co.	347,140	27,899,642
EnerSys	5,215	433,158
Hubbell, Inc.	31,190	4,890,280
Regal Beloit Corp.	11,887	1,459,842
Rockwell Automation, Inc.	48,329	12,121,396

Total Electrical Equipment		51,560,342

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	60,243	7,877,977
Avnet, Inc.	47,972	1,684,297
CDW Corp.	35,143	4,631,496
Cognex Corp.	12,324	989,432
Dolby Laboratories, Inc. Class A	15,862	1,540,676

Total Electronic Equipment, Instruments & Components		16,723,878

Entertainment - 0.3%
Activision Blizzard, Inc.	91,801	8,523,723
Electronic Arts, Inc.	35,876	5,151,793

Total Entertainment		13,675,516

Equity Real Estate Investment Trusts (REITs) - 0.5%
Healthcare Realty Trust, Inc.	129,712	3,839,475
Lamar Advertising Co. Class A	48,437	4,030,927
PotlatchDeltic Corp.	47,415	2,371,699
Weyerhaeuser Co.	383,357	12,853,960

Total Equity Real Estate Investment Trusts (REITs)		23,096,061

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	7,089	1,266,237
Costco Wholesale Corp.	78,003	29,389,970
Kroger Co. (The)	409,510	13,006,038

Total Food & Staples Retailing		43,662,245

Food Products - 2.3%
Campbell Soup Co.	205,043	9,913,829
Conagra Brands, Inc.	349,791	12,683,422
General Mills, Inc.	489,261	28,768,547
Hershey Co. (The)	75,080	11,436,936
Hormel Foods Corp.	262,845	12,251,205
Ingredion, Inc.	49,209	3,871,272
Kellogg Co.	296,012	18,420,827
Lancaster Colony Corp.	12,733	2,339,434
McCormick & Co., Inc. Non-Voting Shares	88,335	8,444,826
Tyson Foods, Inc. Class A	177,761	11,454,919

Total Food Products		119,585,217

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	144,467	11,592,032
Cooper Cos., Inc. (The)	683	248,148
Danaher Corp.	50,968	11,322,031
ResMed, Inc.	25,292	5,376,068
Stryker Corp.	82,224	20,148,169
Teleflex, Inc.	3,778	1,554,911
West Pharmaceutical Services, Inc.	5,125	1,451,964

Total Health Care Equipment & Supplies		51,693,323

Health Care Providers & Services - 2.8%
Anthem, Inc.	66,960	21,500,186
Chemed Corp.	981	522,491
Cigna Corp.	2,733	568,956
Ensign Group, Inc. (The)	3,333	243,042
Humana, Inc.	17,802	7,303,627
Quest Diagnostics, Inc.	55,183	6,576,158
UnitedHealth Group, Inc.	307,468	107,822,878

Total Health Care Providers & Services		144,537,338

Health Care Technology - 0.1%
Cerner Corp.	67,905	5,329,184

Hotels, Restaurants & Leisure - 0.1%
Churchill Downs, Inc.	3,499	681,570
Wendy’s Co. (The)	77,826	1,705,946

Total Hotels, Restaurants & Leisure		2,387,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2020

Investments	Shares	Value
Household Durables - 0.4%
D.R. Horton, Inc.	99,090	$6,829,283
KB Home	29,947	1,003,823
Lennar Corp. Class A	98,632	7,518,717
MDC Holdings, Inc.	45,765	2,224,179
PulteGroup, Inc.	66,968	2,887,660
Toll Brothers, Inc.	28,414	1,235,157

Total Household Durables		21,698,819

Household Products - 4.1%
Church & Dwight Co., Inc.	68,141	5,943,939
Clorox Co. (The)	66,356	13,398,604
Energizer Holdings, Inc.	39,577	1,669,358
Procter & Gamble Co. (The)	1,346,810	187,395,143
Spectrum Brands Holdings, Inc.	20,774	1,640,731
WD-40 Co.	2,307	612,924

Total Household Products		210,660,699

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	101,796	3,250,346
Ormat Technologies, Inc.	9,835	887,904

Total Independent Power & Renewable Electricity Producers		4,138,250

Industrial Conglomerates - 2.9%
3M Co.	456,078	79,717,874
Carlisle Cos., Inc.	16,773	2,619,607
Honeywell International, Inc.	286,706	60,982,366
Roper Technologies, Inc.	13,761	5,932,229

Total Industrial Conglomerates		149,252,076

Insurance - 2.2%
Allstate Corp. (The)	150,649	16,560,845
Arthur J. Gallagher & Co.	69,817	8,637,061
Assurant, Inc.	28,633	3,900,387
Brown & Brown, Inc.	60,218	2,854,935
Erie Indemnity Co. Class A	18,994	4,664,926
Fidelity National Financial, Inc.	264,983	10,358,186
Globe Life, Inc.	16,963	1,610,807
Hartford Financial Services Group, Inc. (The)	236,167	11,567,460
Marsh & McLennan Cos., Inc.	194,005	22,698,585
Primerica, Inc.	9,114	1,220,638
Progressive Corp. (The)	59,073	5,841,138
Selective Insurance Group, Inc.	17,645	1,181,862
Travelers Cos., Inc. (The)	151,646	21,286,549
W.R. Berkley Corp.	27,157	1,803,768

Total Insurance		114,187,147

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	215,688	10,838,322

IT Services - 3.8%
Automatic Data Processing, Inc.	196,913	34,696,071
Booz Allen Hamilton Holding Corp.	47,112	4,107,224
Broadridge Financial Solutions, Inc.	39,583	6,064,116
Cognizant Technology Solutions Corp. Class A	129,969	10,650,960
Fidelity National Information Services, Inc.	128,501	18,177,751
Global Payments, Inc.	28,451	6,128,914
Jack Henry & Associates, Inc.	16,676	2,701,345
KBR, Inc.	42,346	1,309,762
Leidos Holdings, Inc.	41,412	4,353,229
MasterCard, Inc. Class A	101,490	36,225,841
MAXIMUS, Inc.	21,258	1,555,873
Paychex, Inc.	211,773	19,733,008
Science Applications International Corp.	19,482	1,843,776
TTEC Holdings, Inc.	7,633	556,675
Visa, Inc. Class A	225,805	49,390,328

Total IT Services		197,494,873

Leisure Products - 0.2%
Hasbro, Inc.	95,585	8,941,021
Polaris, Inc.	35,631	3,394,922

Total Leisure Products		12,335,943

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	45,845	5,432,174
Bio-Techne Corp.	2,693	855,162
Bruker Corp.	12,317	666,719
Thermo Fisher Scientific, Inc.	16,680	7,769,211

Total Life Sciences Tools & Services		14,723,266

Machinery - 4.1%
AGCO Corp.	15,045	1,550,989
Allison Transmission Holdings, Inc.	41,754	1,800,850
Altra Industrial Motion Corp.	4,648	257,639
Caterpillar, Inc.	294,467	53,598,883
Cummins, Inc.	86,953	19,747,026
Deere & Co.	88,407	23,785,903
Donaldson Co., Inc.	49,382	2,759,466
Dover Corp.	57,271	7,230,464
Franklin Electric Co., Inc.	5,953	412,007
Graco, Inc.	42,976	3,109,314
Hillenbrand, Inc.	32,210	1,281,958
IDEX Corp.	19,681	3,920,455
Illinois Tool Works, Inc.	167,696	34,189,861
John Bean Technologies Corp.	2,060	234,572
Lincoln Electric Holdings, Inc.	25,688	2,986,230
Nordson Corp.	11,972	2,405,774
Oshkosh Corp.	26,085	2,245,136
PACCAR, Inc.	122,683	10,585,089
Parker-Hannifin Corp.	39,683	10,810,046
Snap-on, Inc.	37,806	6,470,119
Stanley Black & Decker, Inc.	61,555	10,991,261
Toro Co. (The)	29,848	2,830,784
Watts Water Technologies, Inc. Class A	2,907	353,782
Woodward, Inc.	5,828	708,277
Xylem, Inc.	47,229	4,807,440

Total Machinery		209,073,325

Media - 2.1%
Cable One, Inc.	688	1,532,671
Comcast Corp. Class A	1,941,125	101,714,950
News Corp. Class A	140,790	2,529,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2020

Investments	Shares	Value
Nexstar Media Group, Inc. Class A	20,476	$2,235,775

Total Media		108,013,392

Metals & Mining - 0.3%
Nucor Corp.	196,913	10,473,802
Steel Dynamics, Inc.	119,572	4,408,620
United States Steel Corp.	14,084	236,189
Worthington Industries, Inc.	20,143	1,034,141

Total Metals & Mining		16,152,752

Multiline Retail - 0.8%
Dollar General Corp.	41,989	8,830,287
Target Corp.	187,714	33,137,152

Total Multiline Retail		41,967,439

Oil, Gas & Consumable Fuels - 0.3%
Cabot Oil & Gas Corp.	205,569	3,346,663
Diamondback Energy, Inc.	105,712	5,116,461
Pioneer Natural Resources Co.	71,280	8,118,079

Total Oil, Gas & Consumable Fuels		16,581,203

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	30,848	1,146,620

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) Class A	48,047	12,789,631

Pharmaceuticals - 13.8%
Bristol-Myers Squibb Co.	1,455,850	90,306,375
Eli Lilly & Co.	387,148	65,366,068
Johnson & Johnson	1,526,039	240,168,018
Merck & Co., Inc.	1,724,792	141,087,986
Pfizer, Inc.	4,502,601	165,740,743
Zoetis, Inc.	53,491	8,852,761

Total Pharmaceuticals		711,521,951

Professional Services - 0.3%
Equifax, Inc.	24,985	4,818,107
Exponent, Inc.	10,715	964,671
Insperity, Inc.	13,777	1,121,723
Robert Half International, Inc.	52,641	3,289,010
TransUnion	16,571	1,644,175
Verisk Analytics, Inc.	22,555	4,682,193

Total Professional Services		16,519,879

Road & Rail - 2.2%
CSX Corp.	209,285	18,992,614
JB Hunt Transport Services, Inc.	21,160	2,891,514
Kansas City Southern	20,969	4,280,402
Landstar System, Inc.	6,028	811,730
Norfolk Southern Corp.	96,431	22,912,970
Old Dominion Freight Line, Inc.	9,520	1,858,113
Union Pacific Corp.	303,577	63,210,803
Werner Enterprises, Inc.	8,212	322,075

Total Road & Rail		115,280,221

Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.	139,363	20,588,096
Applied Materials, Inc.	195,513	16,872,772
Brooks Automation, Inc.	10,729	727,963
CMC Materials, Inc.	7,427	1,123,705
Entegris, Inc.	11,148	1,071,323
Intel Corp.	2,308,639	115,016,395
KLA Corp.	46,674	12,084,365
Lam Research Corp.	32,736	15,460,231
Microchip Technology, Inc.	55,939	7,725,735
MKS Instruments, Inc.	7,811	1,175,165
Monolithic Power Systems, Inc.	7,000	2,563,610
NVIDIA Corp.	16,571	8,653,376
Power Integrations, Inc.	4,375	358,137
QUALCOMM, Inc.	433,165	65,988,356
Skyworks Solutions, Inc.	50,967	7,791,835
Teradyne, Inc.	14,271	1,710,950
Texas Instruments, Inc.	495,105	81,261,584
Universal Display Corp.	2,649	608,740
Xilinx, Inc.	56,519	8,012,699

Total Semiconductors & Semiconductor Equipment		368,795,037

Software - 6.5%
Citrix Systems, Inc.	25,926	3,372,973
Intuit, Inc.	36,741	13,956,069
Microsoft Corp.	1,109,288	246,727,837
NortonLifeLock, Inc.	328,435	6,824,879
Oracle Corp.	1,013,440	65,559,433

Total Software		336,441,191

Specialty Retail - 1.4%
Advance Auto Parts, Inc.	8,520	1,341,985
Best Buy Co., Inc.	130,476	13,020,200
Dick’s Sporting Goods, Inc.(a)	31,212	1,754,427
Foot Locker, Inc.	28,980	1,171,951
Lithia Motors, Inc. Class A	2,969	868,937
Lowe’s Cos., Inc.	263,148	42,237,886
Murphy USA, Inc.	3,421	447,706
Penske Automotive Group, Inc.	50,318	2,988,386
Tractor Supply Co.	33,370	4,691,155
Williams-Sonoma, Inc.	38,636	3,934,690

Total Specialty Retail		72,457,323

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	1,932,835	256,467,876
NetApp, Inc.	141,828	9,394,687

Total Technology Hardware, Storage & Peripherals		265,862,563

Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	333,594	4,863,801
NIKE, Inc. Class B	237,668	33,622,892

Total Textiles, Apparel & Luxury Goods		38,486,693

Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	137,483	1,725,412
PennyMac Financial Services, Inc.	13,031	855,094

Total Thrifts & Mortgage Finance		2,580,506

Tobacco - 2.8%
Altria Group, Inc.	3,518,717	144,267,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2020

Investments	Shares	Value
Trading Companies & Distributors - 0.5%
Air Lease Corp.	38,237	$1,698,488
Fastenal Co.	278,921	13,619,712
GATX Corp.	15,526	1,291,453
MSC Industrial Direct Co., Inc. Class A	35,109	2,962,849
W.W. Grainger, Inc.	19,722	8,053,281

Total Trading Companies & Distributors		27,625,783

TOTAL COMMON STOCKS (Cost: $4,281,581,305)		5,129,364,513

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $1,613,508)	1,613,508	1,613,508

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $4,283,194,813)		5,130,978,021
Other Assets less Liabilities - 0.2%		10,641,770

NET ASSETS - 100.0%		$5,141,619,791

(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,577,309 and the total market value of the collateral held by the Fund was $1,613,508.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,129,364,513	$—	$—	$5,129,364,513
Investment of Cash Collateral for Securities Loaned	—	1,613,508	—	1,613,508

Total Investments in Securities	$5,129,364,513	$1,613,508	$—	$5,130,978,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2020

Investments	Shares	Value

COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	1,916	$326,640
Lockheed Martin Corp.	824	292,503

Total Aerospace & Defense		619,143

Auto Components - 0.6%
Gentex Corp.	9,124	309,577

Banks - 4.6%
Bank of America Corp.	10,455	316,891
Citigroup, Inc.	5,112	315,206
East West Bancorp, Inc.	7,570	383,875
JPMorgan Chase & Co.	2,101	266,974
People’s United Financial, Inc.	55,666	719,762
U.S. Bancorp	2,846	132,595
Western Alliance Bancorp	2,053	123,077

Total Banks		2,258,380

Biotechnology - 3.5%
Amgen, Inc.	1,682	386,725
Biogen, Inc.*	500	122,430
Gilead Sciences, Inc.	7,495	436,659
Halozyme Therapeutics, Inc.*(a)	8,171	348,983
Regeneron Pharmaceuticals, Inc.*	888	429,002

Total Biotechnology		1,723,799

Building Products - 1.5%
A.O. Smith Corp.	6,343	347,723
Masco Corp.	7,130	391,651

Total Building Products		739,374

Capital Markets - 6.0%
Ameriprise Financial, Inc.	2,148	417,421
CBOE Global Markets, Inc.	4,294	399,857
Goldman Sachs Group, Inc. (The)	2,211	583,063
LPL Financial Holdings, Inc.	2,864	298,486
Morgan Stanley	6,950	476,284
Raymond James Financial, Inc.	3,084	295,046
SEI Investments Co.	2,272	130,572
T. Rowe Price Group, Inc.	2,521	381,654

Total Capital Markets		2,982,383

Chemicals - 1.1%
Celanese Corp.	4,324	561,861

Communications Equipment - 3.5%
Cisco Systems, Inc.	11,968	535,568
Juniper Networks, Inc.	32,503	731,643
Lumentum Holdings, Inc.*	2,544	241,171
Motorola Solutions, Inc.	1,388	236,043

Total Communications Equipment		1,744,425

Consumer Finance - 2.1%
Credit Acceptance Corp.*(a)	2,015	697,472
Synchrony Financial	10,478	363,691

Total Consumer Finance		1,061,163

Containers & Packaging - 0.4%
Sonoco Products Co.	3,620	214,485

Diversified Consumer Services - 0.9%
Service Corp. International	8,889	436,450

Diversified Financial Services - 1.7%
Jefferies Financial Group, Inc.	16,338	401,915
Voya Financial, Inc.	7,540	443,427

Total Diversified Financial Services		845,342

Diversified Telecommunication Services - 1.9%
CenturyLink, Inc.	67,713	660,202
Verizon Communications, Inc.	4,832	283,880

Total Diversified Telecommunication Services		944,082

Electric Utilities - 2.1%
Entergy Corp.	2,225	222,144
NRG Energy, Inc.	14,636	549,582
Pinnacle West Capital Corp.	3,490	279,025

Total Electric Utilities		1,050,751

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc.*	5,026	489,030

Energy Equipment & Services - 0.5%
Baker Hughes Co.	12,038	250,992

Equity Real Estate Investment Trusts (REITs) - 5.4%
Boston Properties, Inc.	2,775	262,321
Essex Property Trust, Inc.	1,347	319,804
Gaming and Leisure Properties, Inc.	10,612	449,949
Kimco Realty Corp.	24,288	364,563
National Retail Properties, Inc.	16,153	660,981
Simon Property Group, Inc.	7,336	625,614

Total Equity Real Estate Investment Trusts (REITs)		2,683,232

Food & Staples Retailing - 0.9%
Kroger Co. (The)	13,450	427,172

Food Products - 0.9%
J.M. Smucker Co. (The)	1,893	218,831
Tyson Foods, Inc. Class A	3,438	221,545

Total Food Products		440,376

Gas Utilities - 0.6%
UGI Corp.	8,597	300,551

Health Care Equipment & Supplies - 0.5%
Hologic, Inc.*	3,137	228,468

Health Care Providers & Services - 4.6%
Anthem, Inc.	705	226,369
Cardinal Health, Inc.	4,656	249,375
DaVita, Inc.*	8,130	954,462
McKesson Corp.	1,301	226,270
Molina Healthcare, Inc.*	1,471	312,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2020

Investments	Shares	Value
Universal Health Services, Inc. Class B	2,071	$284,763

Total Health Care Providers & Services		2,254,091

Health Care Technology - 0.7%
Cerner Corp.	4,173	327,497

Hotels, Restaurants & Leisure - 1.4%
Domino’s Pizza, Inc.	923	353,934
Wendy’s Co. (The)	16,211	355,345

Total Hotels, Restaurants & Leisure		709,279

Household Durables - 3.0%
Newell Brands, Inc.	15,028	319,045
Tempur Sealy International, Inc.*	12,725	343,575
Toll Brothers, Inc.	13,496	586,671
Whirlpool Corp.	1,292	233,193

Total Household Durables		1,482,484

Household Products - 1.1%
Kimberly-Clark Corp.	2,119	285,705
Procter & Gamble Co. (The)	1,893	263,392

Total Household Products		549,097

Independent Power & Renewable Electricity Producers - 0.8%
Vistra Corp.	20,967	412,211

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	1,494	233,333

Insurance - 5.3%
Aflac, Inc.	11,638	517,542
Allstate Corp. (The)	6,916	760,276
Assurant, Inc.	2,842	387,137
Old Republic International Corp.	20,931	412,550
Primerica, Inc.	1,346	180,270
Travelers Cos., Inc. (The)	2,639	370,436

Total Insurance		2,628,211

Internet & Direct Marketing Retail - 1.7%
eBay, Inc.	16,865	847,466

IT Services - 3.7%
Booz Allen Hamilton Holding Corp.	2,847	248,201
FleetCor Technologies, Inc.*	1,512	412,519
GoDaddy, Inc. Class A*	3,047	252,749
International Business Machines Corp.	3,304	415,908
VeriSign, Inc.*	971	210,124
Western Union Co. (The)	12,915	283,355

Total IT Services		1,822,856

Leisure Products - 0.8%
Brunswick Corp.	5,164	393,703

Life Sciences Tools & Services - 1.2%
Waters Corp.*	2,406	595,293

Machinery - 1.4%
Illinois Tool Works, Inc.	1,361	277,481
Lincoln Electric Holdings, Inc.	3,654	424,777

Total Machinery		702,258

Media - 6.3%
Altice USA, Inc. Class A*	21,297	806,517
Charter Communications, Inc. Class A*	672	444,562
Discovery, Inc. Class A*	19,230	578,631
Fox Corp. Class A	16,203	471,831
Interpublic Group of Cos., Inc. (The)	13,628	320,530
Sirius XM Holdings, Inc.(a)	73,997	471,361

Total Media		3,093,432

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	2,878	344,641

Multi-Utilities - 1.0%
MDU Resources Group, Inc.	9,319	245,462
Public Service Enterprise Group, Inc.	4,206	245,210

Total Multi-Utilities		490,672

Multiline Retail - 0.5%
Dollar General Corp.	1,144	240,583

Oil, Gas & Consumable Fuels - 4.8%
Cabot Oil & Gas Corp.	9,279	151,062
Diamondback Energy, Inc.	10,461	506,312
Kinder Morgan, Inc.	36,124	493,815
ONEOK, Inc.	7,567	290,422
Pioneer Natural Resources Co.	855	97,376
Targa Resources Corp.	13,436	354,442
Williams Cos., Inc. (The)	24,683	494,894

Total Oil, Gas & Consumable Fuels		2,388,323

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	9,502	589,409
Merck & Co., Inc.	3,439	281,310

Total Pharmaceuticals		870,719

Professional Services - 1.3%
Robert Half International, Inc.	5,851	365,570
TriNet Group, Inc.*	3,250	261,950

Total Professional Services		627,520

Road & Rail - 0.9%
Kansas City Southern	2,112	431,123

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	5,230	260,559
KLA Corp.	883	228,617
Lam Research Corp.	1,154	545,000
Texas Instruments, Inc.	2,256	370,277
Xilinx, Inc.	1,528	216,625

Total Semiconductors & Semiconductor Equipment		1,621,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2020

Investments	Shares	Value
Software - 3.3%
Citrix Systems, Inc.	2,439	$317,314
Dropbox, Inc. Class A*	9,978	221,412
Fortinet, Inc.*	2,950	438,163
Oracle Corp.	10,207	660,291

Total Software		1,637,180

Specialty Retail - 4.0%
AutoZone, Inc.*	279	330,738
Best Buy Co., Inc.	4,420	441,072
Home Depot, Inc. (The)	914	242,777
Lowe’s Cos., Inc.	2,594	416,363
O’Reilly Automotive, Inc.*	659	298,243
Williams-Sonoma, Inc.	2,394	243,805

Total Specialty Retail		1,972,998

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	4,951	656,948
HP, Inc.	13,347	328,203
NetApp, Inc.	4,317	285,958

Total Technology Hardware, Storage & Peripherals		1,271,109

Tobacco - 2.2%
Altria Group, Inc.	15,364	629,924
Philip Morris International, Inc.	5,279	437,048

Total Tobacco		1,066,972

TOTAL COMMON STOCKS (Cost: $46,328,720)		49,325,165

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $117,414)	117,414	117,414

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $46,446,134)		49,442,579
Other Assets less Liabilities - (0.1)%		(32,797)

NET ASSETS - 100.0%		$49,409,782

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $524,667 and the total market value of the collateral held by the Fund was $536,935. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $419,521.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$49,325,165	$—	$—	$49,325,165
Investment of Cash Collateral for Securities Loaned	—	117,414	—	117,414

Total Investments in Securities	$49,325,165	$117,414	$—	$49,442,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.1%

United States - 98.7%

Aerospace & Defense - 0.7%
Cubic Corp.	22,244	$1,380,018
Kaman Corp.(a)	55,142	3,150,262
Maxar Technologies, Inc.	5,763	222,394
Moog, Inc. Class A	50,697	4,020,272
National Presto Industries, Inc.	13,028	1,152,066
Park Aerospace Corp.	97,755	1,310,895

Total Aerospace & Defense		11,235,907

Air Freight & Logistics - 0.2%
Forward Air Corp.	47,611	3,658,429

Auto Components - 0.8%
Cooper Tire & Rubber Co.	124,755	5,052,577
Patrick Industries, Inc.	58,316	3,985,899
Standard Motor Products, Inc.	94,154	3,809,471

Total Auto Components		12,847,947

Automobiles - 0.2%
Winnebago Industries, Inc.	43,197	2,589,228

Banks - 16.0%
1st Constitution Bancorp	5,369	85,206
1st Source Corp.	40,378	1,627,233
ACNB Corp.(a)	13,698	342,450
Allegiance Bancshares, Inc.	9,436	322,051
Altabancorp	22,744	635,013
Amalgamated Bank Class A	48,768	670,072
American National Bankshares, Inc.	21,105	553,162
Ameris Bancorp	63,691	2,424,716
Ames National Corp.(a)	25,880	621,638
Arrow Financial Corp.	29,899	894,279
Associated Banc-Corp.	373,908	6,375,131
Atlantic Union Bankshares Corp.	140,244	4,619,637
Auburn National BanCorp, Inc.	5,644	235,298
BancFirst Corp.	45,553	2,673,961
BancorpSouth Bank	166,212	4,560,857
Bank First Corp.(a)	6,108	395,921
Bank of Commerce Holdings	19,798	196,000
Bank of Marin Bancorp	17,668	606,719
Bank of Princeton (The)(a)	9,424	220,616
Bank7 Corp.	21,671	307,728
BankFinancial Corp.	42,701	374,915
BankUnited, Inc.	145,105	5,046,752
Bankwell Financial Group, Inc.	15,507	303,162
Banner Corp.	74,661	3,478,456
Bar Harbor Bankshares	32,760	740,048
BCB Bancorp, Inc.	50,319	557,031
Berkshire Hills Bancorp, Inc.	82,278	1,408,599
Bridge Bancorp, Inc.	49,640	1,200,295
Brookline Bancorp, Inc.	177,335	2,135,113
Bryn Mawr Bank Corp.	43,342	1,326,049
Business First Bancshares, Inc.(a)	25,445	518,060
Byline Bancorp, Inc.	9,538	147,362
C&F Financial Corp.	5,692	211,230
Cadence BanCorp	153,710	2,523,918
Cambridge Bancorp(a)	15,155	1,057,061
Camden National Corp.	32,535	1,164,102
Capital City Bank Group, Inc.	20,647	507,503
Capstar Financial Holdings, Inc.	24,105	355,549
Cathay General Bancorp(a)	185,606	5,974,657
CB Financial Services, Inc.(a)	10,984	219,790
CBTX, Inc.	29,469	751,754
Central Pacific Financial Corp.	78,419	1,490,745
Central Valley Community Bancorp	21,404	318,706
Century Bancorp, Inc. Class A	1,034	79,990
Chemung Financial Corp.	7,618	258,631
ChoiceOne Financial Services, Inc.	7,731	238,192
Citizens & Northern Corp.	54,667	1,084,593
Citizens Holding Co.	7,687	161,043
City Holding Co.	41,521	2,887,786
Civista Bancshares, Inc.	20,897	366,324
CNB Financial Corp.	30,135	641,574
Codorus Valley Bancorp, Inc.(a)	20,547	348,477
Colony Bankcorp, Inc.	8,016	117,434
Columbia Banking System, Inc.	139,102	4,993,762
Community Financial Corp. (The)	9,303	246,344
Community Trust Bancorp, Inc.	41,691	1,544,652
ConnectOne Bancorp, Inc.(a)	34,560	683,942
County Bancorp, Inc.	7,186	158,667
CVB Financial Corp.	287,986	5,615,727
Dime Community Bancshares, Inc.	70,486	1,111,564
Eagle Bancorp Montana, Inc.	6,323	134,174
Eagle Bancorp, Inc.	41,031	1,694,580
Enterprise Bancorp, Inc.	20,512	524,082
Enterprise Financial Services Corp.	32,978	1,152,581
Evans Bancorp, Inc.	13,154	362,261
Farmers & Merchants Bancorp, Inc.(a)	24,472	562,856
Farmers National Banc Corp.	67,731	898,790
FB Financial Corp.	25,171	874,189
Fidelity D&D Bancorp, Inc.(a)	4,444	286,016
Financial Institutions, Inc.	48,111	1,082,498
First Bancorp	38,379	1,298,362
First Bancorp, Inc. (The)	37,854	961,492
First Bancshares, Inc. (The)	18,431	569,149
First Bank	11,125	104,353
First Busey Corp.	134,576	2,900,113
First Business Financial Services, Inc.	18,162	334,362
First Capital, Inc.(a)	3,764	227,948
First Choice Bancorp(a)	39,239	725,529
First Commonwealth Financial Corp.	217,387	2,378,214
First Community Bankshares, Inc.	43,708	943,219
First Community Corp.	8,681	147,490
First Financial Bancorp	287,809	5,045,292
First Financial Corp.	28,990	1,126,262
First Financial Northwest, Inc.	19,606	223,508
First Foundation, Inc.	37,082	741,640
First Internet Bancorp	8,107	232,995
First Interstate BancSystem, Inc. Class A	90,665	3,696,412
First Merchants Corp.	92,064	3,444,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

Investments	Shares	Value
First Mid Bancshares, Inc.	26,762	$900,809
First Northwest Bancorp	8,206	128,014
First of Long Island Corp. (The)	62,614	1,117,660
First Savings Financial Group, Inc.	964	62,660
First United Corp.	18,263	283,077
Flushing Financial Corp.	106,710	1,775,654
FNCB Bancorp, Inc.	24,549	157,114
Franklin Financial Services Corp.(a)	8,780	237,323
Fulton Financial Corp.	359,324	4,570,601
German American Bancorp, Inc.(a)	48,688	1,611,086
Great Southern Bancorp, Inc.	21,417	1,047,291
Guaranty Bancshares, Inc.	21,972	658,061
HarborOne Bancorp, Inc.*	24,194	262,747
Hawthorn Bancshares, Inc.(a)	6,301	137,992
HBT Financial, Inc.	82,297	1,246,800
Heartland Financial USA, Inc.	38,863	1,568,899
Heritage Commerce Corp.	214,970	1,906,784
Heritage Financial Corp.	72,990	1,707,236
Hilltop Holdings, Inc.	100,939	2,776,832
Hope Bancorp, Inc.	354,026	3,862,424
Horizon Bancorp, Inc.	81,283	1,289,148
Independent Bank Corp.	109,817	4,640,204
Independent Bank Group, Inc.	49,236	3,078,235
International Bancshares Corp.	114,499	4,286,843
Investar Holding Corp.	5,580	92,293
Investors Bancorp, Inc.	648,156	6,844,527
Lakeland Bancorp, Inc.	106,685	1,354,900
Lakeland Financial Corp.	48,804	2,614,918
Landmark Bancorp, Inc.	9,003	205,719
LCNB Corp.(a)	38,060	559,101
Level One Bancorp, Inc.	7,225	146,162
Live Oak Bancshares, Inc.(a)	8,762	415,845
Macatawa Bank Corp.	97,617	817,054
Mackinac Financial Corp.	33,433	426,605
Mercantile Bank Corp.	39,394	1,070,335
Meridian Corp.	7,150	148,720
Metrocity Bankshares, Inc.(a)	65,293	941,525
Mid Penn Bancorp, Inc.	13,042	285,620
Middlefield Banc Corp.	9,959	224,078
Midland States Bancorp, Inc.	69,730	1,246,075
MidWestOne Financial Group, Inc.	32,318	791,791
MVB Financial Corp.	17,024	386,104
National Bank Holdings Corp. Class A	43,991	1,441,145
National Bankshares, Inc.	14,064	440,344
NBT Bancorp, Inc.	83,726	2,687,605
Northeast Bank *(a)	7,307	164,554
Northrim Bancorp, Inc.	26,754	908,298
Norwood Financial Corp.	16,521	432,355
Oak Valley Bancorp(a)	3,551	59,018
OceanFirst Financial Corp.	124,589	2,321,093
Ohio Valley Banc Corp.	4,346	102,566
Old National Bancorp	326,770	5,411,311
Old Second Bancorp, Inc.	4,612	46,581
Origin Bancorp, Inc.	22,301	619,299
Orrstown Financial Services, Inc.	28,691	474,836
Park National Corp.(a)	37,673	3,956,042
Parke Bancorp, Inc.	20,915	326,274
PCB Bancorp	44,279	447,661
Peapack-Gladstone Financial Corp.	8,790	200,060
Penns Woods Bancorp, Inc.	17,613	458,114
Peoples Bancorp of North Carolina, Inc.	10,308	237,290
Peoples Bancorp, Inc.	59,906	1,622,854
Peoples Financial Services Corp.	14,090	517,948
Plumas Bancorp(a)	6,866	161,351
Preferred Bank	21,994	1,110,037
Premier Financial Bancorp, Inc.	29,861	396,853
QCR Holdings, Inc.(a)	6,328	250,526
RBB Bancorp	38,901	598,297
Red River Bancshares, Inc.(a)	3,089	153,060
Reliant Bancorp, Inc.	17,458	325,068
Renasant Corp.(a)	86,960	2,928,813
Republic Bancorp, Inc. Class A	33,517	1,208,958
Richmond Mutual BanCorp, Inc.	11,607	158,552
Salisbury Bancorp, Inc.	10,934	407,510
Sandy Spring Bancorp, Inc.	96,674	3,111,936
SB Financial Group, Inc.(a)	7,436	135,930
ServisFirst Bancshares, Inc.	75,749	3,051,927
Shore Bancshares, Inc.	21,748	317,521
Sierra Bancorp	39,121	935,774
Simmons First National Corp. Class A	202,331	4,368,326
SmartFinancial, Inc.	6,386	115,842
South Plains Financial, Inc.	13,721	260,013
Southern National Bancorp of Virginia, Inc.	61,093	739,836
Southside Bancshares, Inc.	76,582	2,376,340
Spirit of Texas Bancshares, Inc.	9,236	155,165
Stock Yards Bancorp, Inc.	46,527	1,883,413
Summit Financial Group, Inc.	24,816	547,937
Tompkins Financial Corp.	24,497	1,729,488
Towne Bank	132,263	3,105,535
TriCo Bancshares	43,322	1,528,400
Trustmark Corp.	126,282	3,448,761
Union Bankshares, Inc.	16,106	414,085
United Community Banks, Inc.	131,344	3,735,423
United Security Bancshares	52,826	372,423
Unity Bancorp, Inc.	8,789	154,247
Univest Financial Corp.	62,077	1,277,545
Veritex Holdings, Inc.	85,699	2,199,036
Washington Trust Bancorp, Inc.	44,295	1,984,416
WesBanco, Inc.	165,138	4,947,535
West Bancorp, Inc.	52,976	1,022,437
Westamerica BanCorp	66,933	3,700,726

Total Banks		249,468,884

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	5,817	1,548,893
MGP Ingredients, Inc.	26,132	1,229,772

Total Beverages		2,778,665

Building Products - 0.6%
Apogee Enterprises, Inc.(a)	105,987	3,357,668
CSW Industrials, Inc.	14,856	1,662,535
Griffon Corp.	129,142	2,631,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

Investments	Shares	Value
Insteel Industries, Inc.	20,294	$451,948
Quanex Building Products Corp.	75,912	1,682,969

Total Building Products		9,787,034

Capital Markets - 2.6%
B. Riley Financial, Inc.(a)	86,162	3,810,084
BGC Partners, Inc. Class A	199,267	797,068
Brightsphere Investment Group, Inc.	21,574	415,947
Cowen, Inc. Class A(a)	22,982	597,302
Federated Hermes, Inc. Class B	200,430	5,790,423
GAMCO Investors, Inc. Class A	11,335	201,083
GCM Grosvenor, Inc. Class A*(a)	841,355	11,206,849
Greenhill & Co., Inc.(a)	17,975	218,216
Hamilton Lane, Inc. Class A	48,734	3,803,689
Moelis & Co. Class A	164,615	7,697,397
Oppenheimer Holdings, Inc. Class A	17,638	554,362
Piper Sandler Cos.	20,786	2,097,307
PJT Partners, Inc. Class A	5,608	422,002
Pzena Investment Management, Inc. Class A	14,481	105,711
Silvercrest Asset Management Group, Inc. Class A(a)	24,011	333,513
Value Line, Inc.(a)	16,643	548,720
Victory Capital Holdings, Inc. Class A(a)	10,409	258,247
Virtus Investment Partners, Inc.	7,354	1,595,818

Total Capital Markets		40,453,738

Chemicals - 3.1%
Cabot Corp.	276,615	12,414,481
Chase Corp.	11,096	1,120,807
FutureFuel Corp.	116,934	1,485,062
H.B. Fuller Co.	140,938	7,311,863
Hawkins, Inc.	40,109	2,098,102
Innospec, Inc.	45,411	4,120,140
Kronos Worldwide, Inc.	651,164	9,708,855
Minerals Technologies, Inc.	18,479	1,147,916
Stepan Co.	50,184	5,987,955
Tredegar Corp.(a)	106,950	1,786,065
Valhi, Inc.(a)	49,306	749,451

Total Chemicals		47,930,697

Commercial Services & Supplies - 5.4%
ABM Industries, Inc.	184,500	6,981,480
ACCO Brands Corp.	409,071	3,456,650
Acme United Corp.	6,858	206,631
Brady Corp. Class A	134,135	7,085,011
CompX International, Inc.	19,762	281,213
Covanta Holding Corp.	488,844	6,418,522
Deluxe Corp.(a)	266,443	7,780,136
Ennis, Inc.	205,785	3,673,262
Healthcare Services Group, Inc.(a)	361,260	10,151,406
Herman Miller, Inc.	167,407	5,658,357
HNI Corp.	203,450	7,010,887
Interface, Inc.	53,779	564,679
Kimball International, Inc. Class B	176,834	2,113,166
Matthews International Corp. Class A	140,972	4,144,577
McGrath RentCorp	97,228	6,523,999
Pitney Bowes, Inc.(a)	875,942	5,395,803
Steelcase, Inc. Class A	405,718	5,497,479
VSE Corp.	14,672	564,725

Total Commercial Services & Supplies		83,507,983

Communications Equipment - 0.3%
ADTRAN, Inc.	180,005	2,658,674
Comtech Telecommunications Corp.	80,465	1,664,821
PCTEL, Inc.*	72,245	474,649

Total Communications Equipment		4,798,144

Construction & Engineering - 0.8%
Arcosa, Inc.	28,748	1,579,127
Argan, Inc.	52,453	2,333,634
Comfort Systems USA, Inc.	71,985	3,790,730
Granite Construction, Inc.	133,476	3,565,144
Primoris Services Corp.	67,588	1,866,105

Total Construction & Engineering		13,134,740

Construction Materials - 0.0%
United States Lime & Minerals, Inc.(a)	4,685	534,090

Consumer Finance - 0.8%
Curo Group Holdings Corp.(a)	45,704	654,938
FirstCash, Inc.	33,723	2,361,959
Navient Corp.	715,377	7,025,002
Nelnet, Inc. Class A	21,512	1,532,515
Regional Management Corp.	23,249	694,215

Total Consumer Finance		12,268,629

Containers & Packaging - 1.2%
Greif, Inc. Class A	317,582	14,888,244
Myers Industries, Inc.	158,576	3,295,209

Total Containers & Packaging		18,183,453

Distributors - 0.3%
Core-Mark Holding Co., Inc.	107,192	3,148,229
Educational Development Corp.(a)	49,262	756,664
Weyco Group, Inc.	53,925	854,172

Total Distributors		4,759,065

Diversified Consumer Services - 1.3%
Carriage Services, Inc.	48,732	1,526,286
Franchise Group, Inc.(a)	218,243	6,645,500
Graham Holdings Co. Class B	7,406	3,950,212
Strategic Education, Inc.	89,714	8,552,436

Total Diversified Consumer Services		20,674,434

Diversified Financial Services - 0.1%
Alerus Financial Corp.(a)	33,547	918,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

Investments	Shares	Value
Marlin Business Services Corp.	22,329	$273,307

Total Diversified Financial Services		1,191,488

Diversified Telecommunication Services - 0.1%
ATN International, Inc.	32,599	1,361,334

Electric Utilities - 1.3%
Genie Energy Ltd. Class B	215,997	1,557,338
MGE Energy, Inc.	113,171	7,925,365
Otter Tail Corp.	203,506	8,671,391
Spark Energy, Inc. Class A(a)	238,302	2,280,550

Total Electric Utilities		20,434,644

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	6,172	315,389
AZZ, Inc.(a)	58,657	2,782,688
Encore Wire Corp.	6,768	409,938
GrafTech International Ltd.(a)	145,966	1,555,997
LSI Industries, Inc.	153,948	1,317,795
Powell Industries, Inc.(a)	58,490	1,724,870
Preformed Line Products Co.	10,836	741,616

Total Electrical Equipment		8,848,293

Electronic Equipment, Instruments & Components - 1.5%
Badger Meter, Inc.(a)	50,834	4,781,446
Bel Fuse, Inc. Class B	23,567	354,212
Belden, Inc.	34,539	1,447,184
Benchmark Electronics, Inc.	130,628	3,528,262
CTS Corp.	32,043	1,100,036
Methode Electronics, Inc.	68,723	2,630,716
PC Connection, Inc.(a)	30,437	1,439,366
Vishay Intertechnology, Inc.	390,050	8,077,936

Total Electronic Equipment, Instruments & Components		23,359,158

Energy Equipment & Services - 1.1%
Archrock, Inc.	1,439,896	12,469,499
Cactus, Inc. Class A	93,763	2,444,402
Solaris Oilfield Infrastructure, Inc. Class A	205,574	1,673,372

Total Energy Equipment & Services		16,587,273

Entertainment - 0.7%
Warner Music Group Corp. Class A(a)	184,965	7,026,820
World Wrestling Entertainment, Inc. Class A	77,793	3,737,954

Total Entertainment		10,764,774

Equity Real Estate Investment Trusts (REITs) - 9.2%
Alexander’s, Inc.	16,202	4,493,625
Alpine Income Property Trust, Inc.	19,942	298,930
American Assets Trust, Inc.	101,061	2,918,642
Armada Hoffler Properties, Inc.	130,713	1,466,600
Bluerock Residential Growth REIT, Inc.(a)	83,947	1,063,608
Brandywine Realty Trust	563,536	6,711,714
Brookfield Property REIT, Inc. Class A(a)	174,439	2,606,119
BRT Apartments Corp.	54,112	822,502
CareTrust REIT, Inc.	226,256	5,018,358
CatchMark Timber Trust, Inc. Class A	155,935	1,459,552
Centerspace(a)	35,984	2,541,910
CIM Commercial Trust Corp.(a)	12,520	178,285
Clipper Realty, Inc.(a)	73,837	520,551
Columbia Property Trust, Inc.	340,911	4,888,664
Community Healthcare Trust, Inc.	45,722	2,153,963
CTO Realty Growth, Inc.	20,165	850,156
Diversified Healthcare Trust	148,472	611,705
Easterly Government Properties, Inc.	206,544	4,678,222
Essential Properties Realty Trust, Inc.	234,563	4,972,735
Farmland Partners, Inc.(a)	52,701	458,499
Four Corners Property Trust, Inc.	240,495	7,159,536
Getty Realty Corp.	172,251	4,743,792
Gladstone Commercial Corp.	151,776	2,731,968
Gladstone Land Corp.(a)	53,640	785,290
Global Medical REIT, Inc.	147,007	1,919,911
Independence Realty Trust, Inc.	185,260	2,488,042
Industrial Logistics Properties Trust	287,926	6,705,796
iStar, Inc.(a)	107,688	1,599,167
Kite Realty Group Trust	99,827	1,493,412
LTC Properties, Inc.	121,165	4,714,530
Monmouth Real Estate Investment Corp.	229,433	3,973,779
National Storage Affiliates Trust	211,228	7,610,545
NETSTREIT Corp.	67,778	1,320,993
New Senior Investment Group, Inc.	210,688	1,091,364
NexPoint Residential Trust, Inc.	56,754	2,401,262
Office Properties Income Trust(a)	223,436	5,076,466
One Liberty Properties, Inc.	83,131	1,668,439
Paramount Group, Inc.	472,620	4,272,485
Piedmont Office Realty Trust, Inc. Class A	324,255	5,262,659
Plymouth Industrial REIT, Inc.	85,233	1,278,495
Postal Realty Trust, Inc. Class A(a)	22,653	382,383
Retail Properties of America, Inc. Class A(a)	46,202	395,489
Retail Value, Inc.	73,878	1,098,566
Saul Centers, Inc.	72,225	2,288,088
SITE Centers Corp.(a)	204,279	2,067,303
UMH Properties, Inc.	109,495	1,621,621
Uniti Group, Inc.(a)	659,130	7,731,595
Universal Health Realty Income Trust	26,667	1,713,888
Urstadt Biddle Properties, Inc. Class A	63,451	896,563
Washington Real Estate Investment Trust	215,057	4,651,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

Investments	Shares	Value
Weingarten Realty Investors	203,490	$4,409,628

Total Equity Real Estate Investment Trusts (REITs)		144,269,078

Food & Staples Retailing - 1.6%
Andersons, Inc. (The)	153,976	3,773,952
Ingles Markets, Inc. Class A	47,321	2,018,714
Natural Grocers by Vitamin Cottage, Inc.(a)	93,463	1,284,181
PriceSmart, Inc.(a)	52,823	4,811,647
SpartanNash Co.(a)	238,958	4,160,259
Village Super Market, Inc. Class A	71,954	1,587,305
Weis Markets, Inc.(a)	147,712	7,062,111

Total Food & Staples Retailing		24,698,169

Food Products - 2.3%
Alico, Inc.	17,102	530,504
B&G Foods, Inc.(a)	914,573	25,361,109
Calavo Growers, Inc.(a)	38,213	2,653,129
John B. Sanfilippo & Son, Inc.	18,270	1,440,772
Limoneira Co.(a)	59,982	998,700
Tootsie Roll Industries, Inc.(a)	106,138	3,152,299
Utz Brands, Inc.(a)	85,208	1,879,689

Total Food Products		36,016,202

Gas Utilities - 2.1%
Chesapeake Utilities Corp.(a)	65,007	7,034,408
Northwest Natural Holding Co.	174,355	8,018,586
RGC Resources, Inc.	45,847	1,090,242
South Jersey Industries, Inc.(a)	776,171	16,726,485

Total Gas Utilities		32,869,721

Health Care Equipment & Supplies - 0.2%
Atrion Corp.(a)	2,812	1,805,979
LeMaitre Vascular, Inc.(a)	29,091	1,178,185
Mesa Laboratories, Inc.(a)	1,210	346,834
Utah Medical Products, Inc.	5,859	493,914

Total Health Care Equipment & Supplies		3,824,912

Health Care Providers & Services - 1.2%
National HealthCare Corp.	68,120	4,523,849
Owens & Minor, Inc.	7,065	191,108
Patterson Cos., Inc.	474,714	14,065,776

Total Health Care Providers & Services		18,780,733

Health Care Technology - 0.1%
Simulations Plus, Inc.(a)	14,249	1,024,788

Hotels, Restaurants & Leisure - 0.8%
Jack in the Box, Inc.(a)	61,572	5,713,882
Nathan’s Famous, Inc.	11,820	652,701
Papa John’s International, Inc.(a)	75,785	6,430,357
RCI Hospitality Holdings, Inc.(a)	12,337	486,571

Total Hotels, Restaurants & Leisure		13,283,511

Household Durables - 0.9%
Bassett Furniture Industries, Inc.(a)	33,224	667,138
Ethan Allen Interiors, Inc.	203,420	4,111,118
Flexsteel Industries, Inc.	10,689	373,795
Hamilton Beach Brands Holding Co. Class A(a)	32,520	569,425
Hooker Furniture Corp.	45,981	1,482,887
La-Z-Boy, Inc.	143,920	5,733,773
Lifetime Brands, Inc.	47,439	721,073

Total Household Durables		13,659,209

Household Products - 0.1%
Ocean Bio-Chem, Inc.(a)	11,811	157,795
Oil-Dri Corp. of America(a)	37,636	1,282,635

Total Household Products		1,440,430

Insurance - 2.7%
American Equity Investment Life Holding Co.	64,290	1,778,261
American National Group, Inc.	55,010	5,287,561
AMERISAFE, Inc.	33,377	1,916,841
Crawford & Co. Class A	50,876	375,974
Donegal Group, Inc. Class A	97,065	1,365,705
Employers Holdings, Inc.	54,874	1,766,394
FBL Financial Group, Inc. Class A	54,916	2,883,639
HCI Group, Inc.(a)	19,329	1,010,907
Heritage Insurance Holdings, Inc.	53,677	543,748
Horace Mann Educators Corp.	69,110	2,905,385
Independence Holding Co.	9,993	409,713
Investors Title Co.	2,691	411,723
Mercury General Corp.	251,494	13,130,502
National Western Life Group, Inc. Class A	314	64,822
Protective Insurance Corp. Class B	25,082	343,874
Safety Insurance Group, Inc.	56,977	4,438,508
Stewart Information Services Corp.	59,151	2,860,542
Tiptree, Inc.	74,340	373,187

Total Insurance		41,867,286

Internet & Direct Marketing Retail - 0.6%
PetMed Express, Inc.(a)	116,491	3,734,701
Shutterstock, Inc.(a)	78,635	5,638,130

Total Internet & Direct Marketing Retail		9,372,831

IT Services - 1.7%
Cass Information Systems, Inc.	50,284	1,956,551
CSG Systems International, Inc.(a)	161,829	7,293,633
Hackett Group, Inc. (The)	129,146	1,858,411
ManTech International Corp. Class A(a)	96,328	8,567,412
NIC, Inc.	151,605	3,915,957
Switch, Inc. Class A	215,965	3,535,347

Total IT Services		27,127,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

Investments	Shares	Value
Leisure Products - 1.0%
Clarus Corp.	54,838	$844,505
Escalade, Inc.(a)	82,397	1,744,345
Johnson Outdoors, Inc. Class A	10,764	1,212,349
Marine Products Corp.(a)	106,078	1,542,374
Smith & Wesson Brands, Inc.(a)	98,661	1,751,233
Sturm Ruger & Co., Inc.	139,913	9,104,139

Total Leisure Products		16,198,945

Life Sciences Tools & Services - 0.2%
Luminex Corp.	106,736	2,467,736

Machinery - 5.3%
Alamo Group, Inc.	9,094	1,254,517
Albany International Corp. Class A(a)	46,356	3,403,458
Astec Industries, Inc.	33,817	1,957,328
Barnes Group, Inc.	93,760	4,752,694
Columbus McKinnon Corp.	24,202	930,325
Douglas Dynamics, Inc.	92,098	3,939,031
Eastern Co. (The)	17,305	417,051
Enerpac Tool Group Corp.(a)	20,441	462,171
EnPro Industries, Inc.	44,942	3,394,020
ESCO Technologies, Inc.	12,378	1,277,657
Federal Signal Corp.	130,524	4,329,481
Gorman-Rupp Co. (The)	63,223	2,051,586
Graham Corp.	42,723	648,535
Greenbrier Cos., Inc. (The)(a)	145,709	5,300,893
Helios Technologies, Inc.	29,822	1,589,214
Hurco Cos., Inc.	13,759	412,770
Hyster-Yale Materials Handling, Inc.(a)	41,110	2,448,101
Kadant, Inc.	17,057	2,404,696
Lindsay Corp.	24,535	3,151,766
Miller Industries, Inc.	54,661	2,078,211
Mueller Industries, Inc.	146,959	5,159,731
Mueller Water Products, Inc. Class A	656,713	8,130,107
Omega Flex, Inc.(a)	14,130	2,062,980
Park-Ohio Holdings Corp.(a)	24,574	759,337
Shyft Group, Inc. (The)(a)	20,061	569,331
Standex International Corp.	20,476	1,587,300
Tennant Co.	36,132	2,535,382
Trinity Industries, Inc.	489,720	12,923,711
Wabash National Corp.	130,338	2,245,724

Total Machinery		82,177,108

Marine - 0.6%
Matson, Inc.	153,735	8,758,283

Media - 1.4%
Entravision Communications Corp. Class A	332,114	913,313
EW Scripps Co. (The) Class A(a)	156,247	2,389,017
John Wiley & Sons, Inc. Class A(a)	215,136	9,823,110
Scholastic Corp.	109,052	2,726,300
Sinclair Broadcast Group, Inc. Class A(a)	198,200	6,312,670

Total Media		22,164,410

Metals & Mining - 3.3%
Commercial Metals Co.	634,215	13,026,776
Compass Minerals International, Inc.(a)	349,493	21,570,708
Fortitude Gold Corp.	48,312	50,728
Gold Resource Corp.	168,663	490,809
Haynes International, Inc.(a)	61,163	1,458,126
Hecla Mining Co.	206,905	1,340,744
Kaiser Aluminum Corp.	64,626	6,391,512
Materion Corp.	26,235	1,671,694
Olympic Steel, Inc.	4,289	57,172
Schnitzer Steel Industries, Inc. Class A(a)	105,483	3,365,963
SunCoke Energy, Inc.	555,928	2,418,287

Total Metals & Mining		51,842,519

Multi-Utilities - 1.3%
Avista Corp.(a)	425,228	17,068,652
Unitil Corp.	79,545	3,521,457

Total Multi-Utilities		20,590,109

Multiline Retail - 0.6%
Big Lots, Inc.(a)	234,379	10,061,890

Oil, Gas & Consumable Fuels - 0.5%
Adams Resources & Energy, Inc.	22,251	536,249
Evolution Petroleum Corp.	186,205	530,684
Falcon Minerals Corp.	536,374	1,689,578
NACCO Industries, Inc. Class A(a)	16,323	429,295
SM Energy Co.(a)	68,383	418,504
World Fuel Services Corp.	117,459	3,660,023

Total Oil, Gas & Consumable Fuels		7,264,333

Paper & Forest Products - 1.2%
Glatfelter Corp.	217,223	3,558,113
Neenah, Inc.	87,081	4,817,321
Schweitzer-Mauduit International, Inc.	213,040	8,566,338
Verso Corp. Class A	179,665	2,159,573

Total Paper & Forest Products		19,101,345

Personal Products - 1.8%
Edgewell Personal Care Co.(a)	128,694	4,450,238
Medifast, Inc.	63,046	12,378,452
Nu Skin Enterprises, Inc. Class A	219,054	11,966,920

Total Personal Products		28,795,610

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	85,875	1,667,693

Professional Services - 1.0%
Barrett Business Services, Inc.	21,233	1,448,303
BG Staffing, Inc.(a)	49,834	672,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

Investments	Shares	Value
CRA International, Inc.	25,692	$1,308,493
Heidrick & Struggles International, Inc.	66,226	1,945,720
ICF International, Inc.	18,323	1,361,949
Kforce, Inc.	62,873	2,646,324
Korn Ferry(a)	74,730	3,250,755
Resources Connection, Inc.	218,687	2,748,896

Total Professional Services		15,382,701

Real Estate Management & Development - 0.7%
Indus Realty Trust, Inc.(a)	2,420	151,250
Kennedy-Wilson Holdings, Inc.	362,750	6,489,598
Newmark Group, Inc. Class A	61,993	451,929
RE/MAX Holdings, Inc. Class A	28,796	1,046,159
RMR Group, Inc. (The) Class A	30,973	1,196,177
St. Joe Co. (The)(a)	30,974	1,314,846

Total Real Estate Management & Development		10,649,959

Road & Rail - 0.8%
ArcBest Corp.	43,580	1,859,558
Heartland Express, Inc.	58,349	1,056,117
Marten Transport Ltd.	118,555	2,042,703
Schneider National, Inc. Class B	251,471	5,205,450
Universal Logistics Holdings, Inc.	111,137	2,288,311

Total Road & Rail		12,452,139

Semiconductors & Semiconductor Equipment - 0.2%
NVE Corp.	52,733	2,962,540

Software - 1.4%
American Software, Inc. Class A	112,792	1,936,638
Ebix, Inc.(a)	41,626	1,580,539
InterDigital, Inc.	102,141	6,197,916
Progress Software Corp.	169,927	7,679,001
QAD, Inc. Class A	16,487	1,041,649
Xperi Holding Corp.	166,843	3,487,019

Total Software		21,922,762

Specialty Retail - 3.2%
Big 5 Sporting Goods Corp.(a)	225,857	2,306,000
Buckle, Inc. (The)(a)	274,183	8,006,144
Caleres, Inc.	112,874	1,766,478
Camping World Holdings, Inc. Class A(a)	84,717	2,206,878
Group 1 Automotive, Inc.(a)	25,357	3,325,317
Guess?, Inc.(a)	210,822	4,768,794
Haverty Furniture Cos., Inc.(a)	129,834	3,592,507
Monro, Inc.(a)	92,878	4,950,397
Rent-A-Center, Inc.	407,746	15,612,594
Shoe Carnival, Inc.	19,936	781,092
Sonic Automotive, Inc. Class A	46,184	1,781,317
Winmark Corp.	5,219	969,690

Total Specialty Retail		50,067,208

Textiles, Apparel & Luxury Goods - 1.7%
Culp, Inc.	46,281	734,479
Kontoor Brands, Inc.	459,730	18,646,649
Rocky Brands, Inc.	25,332	711,069
Superior Group of Cos., Inc.	56,774	1,319,428
Wolverine World Wide, Inc.	162,487	5,077,719

Total Textiles, Apparel & Luxury Goods		26,489,344

Thrifts & Mortgage Finance - 2.7%
Capitol Federal Financial, Inc.	319,583	3,994,787
ESSA Bancorp, Inc.(a)	19,838	297,570
Federal Agricultural Mortgage Corp. Class C	22,863	1,697,578
Flagstar Bancorp, Inc.	20,634	841,042
FS Bancorp, Inc.	6,845	375,106
Hingham Institution For Savings (The)	1,142	246,672
Home Bancorp, Inc.	14,819	414,784
HomeStreet, Inc.	17,903	604,226
Kearny Financial Corp.	151,528	1,600,136
Luther Burbank Corp.	78,595	770,231
Merchants Bancorp	31,386	867,195
Meridian Bancorp, Inc.	58,281	868,970
Meta Financial Group, Inc.	11,722	428,556
Northfield Bancorp, Inc.	123,721	1,525,480
Northwest Bancshares, Inc.	432,347	5,508,101
OP Bancorp	38,195	294,101
PCSB Financial Corp.	9,635	153,582
Premier Financial Corp.	88,237	2,029,451
Provident Bancorp, Inc.(a)	21,587	259,044
Provident Financial Holdings, Inc.	25,101	394,337
Provident Financial Services, Inc.(a)	246,307	4,423,674
Prudential Bancorp, Inc.(a)	5,275	73,059
Riverview Bancorp, Inc.	59,122	310,982
Southern Missouri Bancorp, Inc.	14,131	430,148
Territorial Bancorp, Inc.	19,434	466,999
Timberland Bancorp, Inc.	10,806	262,153
TrustCo Bank Corp.	255,805	1,706,219
Walker & Dunlop, Inc.	43,536	4,006,183
Washington Federal, Inc.	143,045	3,681,978
Waterstone Financial, Inc.	64,406	1,212,121
Western New England Bancorp, Inc.	43,554	300,087
WSFS Financial Corp.	35,803	1,606,838

Total Thrifts & Mortgage Finance		41,651,390

Tobacco - 2.4%
Turning Point Brands, Inc.(a)	14,171	631,460
Universal Corp.	224,003	10,888,786
Vector Group Ltd.	2,187,500	25,484,375

Total Tobacco		37,004,621

Trading Companies & Distributors - 1.4%
Boise Cascade Co.	78,922	3,772,472
CAI International, Inc.	75,414	2,355,933
H&E Equipment Services, Inc.	198,211	5,908,670
Rush Enterprises, Inc. Class A	113,017	4,681,164
Systemax, Inc.	130,977	4,700,765

Total Trading Companies & Distributors		21,419,004

Water Utilities - 1.4%
Artesian Resources Corp. Class A	52,534	1,947,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

Investments	Shares	Value
California Water Service Group	181,961	$9,831,353
Global Water Resources, Inc.	61,250	882,612
Middlesex Water Co.	35,758	2,591,382
SJW Group	75,766	5,255,130
York Water Co. (The)	32,193	1,500,194

Total Water Utilities		22,008,632

Wireless Telecommunication Services - 1.1%
Shenandoah Telecommunications Co.	87,017	3,763,485
Spok Holdings, Inc.(a)	197,720	2,200,624
Telephone & Data Systems, Inc.	583,032	10,826,904

Total Wireless Telecommunication Services		16,791,013

Total United States		1,539,283,506

Puerto Rico - 0.4%

Banks - 0.2%
First Bancorp	295,208	2,721,818
OFG Bancorp	44,493	824,900

Total Banks		3,546,718

IT Services - 0.2%
EVERTEC, Inc.	82,476	3,242,956

Total Puerto Rico		6,789,674

TOTAL COMMON STOCKS (Cost: $1,509,031,077)		1,546,073,180

EXCHANGE-TRADED FUND - 0.7%

United States - 0.7%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $9,441,147)	295,868	10,299,165

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $100,327,316)	100,327,316	100,327,316

TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $1,618,799,540)		1,656,699,661
Other Assets less Liabilities - (6.2)%		(97,189,359)

NET ASSETS - 100.0%		$1,559,510,302

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $116,328,094 and the total market value of the collateral held by the Fund was $119,452,173. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,124,857.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,449,921	$18,192,472	$11,534,713	$415,189	$776,296	$10,299,165	$95,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$51,791,791	$50,728	$—	$51,842,519
Other*	1,494,230,661	—	—	1,494,230,661
Exchange-Traded Fund	10,299,165	—	—	10,299,165
Investment of Cash Collateral for Securities Loaned	—	100,327,316	—	100,327,316

Total Investments in Securities	$1,556,321,617	$100,378,044	$—	$1,656,699,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.1%
Aerovironment, Inc.*	6,108	$530,785
Cubic Corp.	8,490	526,720
Ducommun, Inc.*	9,036	485,233
Kaman Corp.	7,197	411,165
National Presto Industries, Inc.	7,039	622,459
PAE, Inc.*(a)	38,680	355,082
Park Aerospace Corp.	15,473	207,493
Triumph Group, Inc.	110,847	1,392,238
Vectrus, Inc.*	10,271	510,674

Total Aerospace & Defense		5,041,849

Air Freight & Logistics - 1.4%
Air Transport Services Group, Inc.*	46,313	1,451,449
Atlas Air Worldwide Holdings, Inc.*	56,765	3,095,963
Echo Global Logistics, Inc.*	9,530	255,595
Forward Air Corp.	11,575	889,423
Hub Group, Inc. Class A*	18,747	1,068,579

Total Air Freight & Logistics		6,761,009

Airlines - 0.1%
Mesa Air Group, Inc.*	66,917	447,675

Auto Components - 1.2%
Cooper Tire & Rubber Co.	49,017	1,985,189
Gentherm, Inc.*	14,841	967,930
Modine Manufacturing Co.*	38,538	484,037
Motorcar Parts of America, Inc.*	7,033	137,988
Patrick Industries, Inc.	17,020	1,163,317
Standard Motor Products, Inc.	18,550	750,533
XPEL, Inc.*(a)	4,954	255,428

Total Auto Components		5,744,422

Automobiles - 0.2%
Winnebago Industries, Inc.	18,793	1,126,452

Banks - 13.0%
1st Source Corp.	22,886	922,306
Allegiance Bancshares, Inc.	8,184	279,320
Altabancorp	12,471	348,190
Amalgamated Bank Class A	7,571	104,026
American National Bankshares, Inc.	148	3,879
Arrow Financial Corp.	12,672	379,020
Atlantic Capital Bancshares, Inc.*	2,314	36,839
BancFirst Corp.	15,861	931,041
Bancorp, Inc. (The)*	46,085	629,060
Bank First Corp.(a)	3,264	211,572
Bank of Marin Bancorp	8,884	305,077
Banner Corp.	20,672	963,108
Baycom Corp.*	10,004	151,761
BCB Bancorp, Inc.	332	3,675
Berkshire Hills Bancorp, Inc.	3,932	67,316
Bridge Bancorp, Inc.	21,451	518,685
Brookline Bancorp, Inc.	7,218	86,905
Bryn Mawr Bank Corp.	298	9,117
Business First Bancshares, Inc.	10,253	208,751
Byline Bancorp, Inc.	9,458	146,126
Cadence BanCorp	35,948	590,266
Cambridge Bancorp	195	13,601
Camden National Corp.	6,700	239,726
Capital City Bank Group, Inc.	8,313	204,334
Capstar Financial Holdings, Inc.	328	4,838
CBTX, Inc.	408	10,408
Central Pacific Financial Corp.	1,964	37,336
Central Valley Community Bancorp	1,807	26,906
Century Bancorp, Inc. Class A	4,359	337,212
ChoiceOne Financial Services, Inc.	7,247	223,280
Citizens & Northern Corp.	13,690	271,610
City Holding Co.	14,608	1,015,986
Civista Bancshares, Inc.	280	4,908
CNB Financial Corp.	19,732	420,094
Community Trust Bancorp, Inc.	19,006	704,172
ConnectOne Bancorp, Inc.	44,621	883,050
Customers Bancorp, Inc.*	53,924	980,338
Dime Community Bancshares, Inc.	28,852	454,996
Eagle Bancorp Montana, Inc.	5,398	114,546
Eagle Bancorp, Inc.	37,307	1,540,779
Enterprise Bancorp, Inc.	208	5,314
Enterprise Financial Services Corp.	25,072	876,266
Esquire Financial Holdings, Inc.*	7,033	134,963
Farmers National Banc Corp.	30,100	399,427
FB Financial Corp.	11,984	416,204
Financial Institutions, Inc.	2,883	64,868
First Bancorp	18,460	624,502
First Bancshares, Inc. (The)	5,762	177,931
First Busey Corp.	56,008	1,206,972
First Business Financial Services, Inc.	178	3,277
First Choice Bancorp	256	4,733
First Commonwealth Financial Corp.	88,148	964,339
First Community Bankshares, Inc.	15,829	341,590
First Financial Bancorp	102,007	1,788,183
First Financial Corp.	15,029	583,877
First Foundation, Inc.	41,906	838,120
First Internet Bancorp	4,564	131,169
First Interstate BancSystem, Inc. Class A	51,637	2,105,240
First Merchants Corp.	47,940	1,793,435
First Mid Bancshares, Inc.	13,438	452,323
First of Long Island Corp. (The)	23,970	427,865
Flushing Financial Corp.	29,404	489,283
Fulton Financial Corp.	152,904	1,944,939
German American Bancorp, Inc.	11,104	367,431
Great Southern Bancorp, Inc.	13,919	680,639
Guaranty Bancshares, Inc.	1,942	58,163
HarborOne Bancorp, Inc.*	31,813	345,489
HBT Financial, Inc.	28,843	436,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
Heartland Financial USA, Inc.	36,762	$1,484,082
Heritage Commerce Corp.	822	7,291
Heritage Financial Corp.	750	17,543
Hope Bancorp, Inc.	140,611	1,534,066
Horizon Bancorp, Inc.	23,354	370,394
Independent Bank Corp.	12,973	239,611
International Bancshares Corp.	56,587	2,118,617
Lakeland Bancorp, Inc.	51,787	657,695
Lakeland Financial Corp.	15,651	838,581
Live Oak Bancshares, Inc.	9,480	449,921
Macatawa Bank Corp.	548	4,587
Mercantile Bank Corp.	2,604	70,751
Metrocity Bankshares, Inc.	16,259	234,455
Metropolitan Bank Holding Corp.*	3,338	121,069
Midland States Bancorp, Inc.	29,001	518,248
MidWestOne Financial Group, Inc.	220	5,390
National Bank Holdings Corp. Class A	28,078	919,835
National Bankshares, Inc.	986	30,872
NBT Bancorp, Inc.	36,725	1,178,873
Nicolet Bankshares, Inc.*	8,059	534,715
Northeast Bank	6,989	157,392
Northrim Bancorp, Inc.	7,028	238,601
OceanFirst Financial Corp.	48,521	903,946
Old Second Bancorp, Inc.	666	6,727
Origin Bancorp, Inc.	1,774	49,264
Orrstown Financial Services, Inc.	482	7,977
Parke Bancorp, Inc.	4,548	70,949
Peapack-Gladstone Financial Corp.	2,617	59,563
Peoples Bancorp, Inc.	729	19,749
Peoples Financial Services Corp.	114	4,191
Preferred Bank	9,129	460,741
Premier Financial Bancorp, Inc.	268	3,562
Professional Holding Corp. Class A*	7,624	117,638
QCR Holdings, Inc.	15,021	594,681
RBB Bancorp	283	4,353
Red River Bancshares, Inc.	4,359	215,988
Reliant Bancorp, Inc.	2,118	39,437
Renasant Corp.	26,346	887,333
Republic Bancorp, Inc. Class A	10,135	365,569
Sandy Spring Bancorp, Inc.	20,135	648,146
Seacoast Banking Corp. of Florida*	28,894	850,928
ServisFirst Bancshares, Inc.	45,106	1,817,321
Shore Bancshares, Inc.	9,246	134,992
Sierra Bancorp	15,211	363,847
Silvergate Capital Corp. Class A*(a)	3,670	272,718
SmartFinancial, Inc.	1,396	25,323
Southern First Bancshares, Inc.*	120	4,242
Southern National Bancorp of Virginia, Inc.	422	5,110
Southside Bancshares, Inc.	13,513	419,308
Spirit of Texas Bancshares, Inc.	154	2,587
Stock Yards Bancorp, Inc.	12,674	513,044
Towne Bank	66,792	1,568,276
TriCo Bancshares	9,746	343,839
Triumph Bancorp, Inc.*	9,588	465,497
Trustmark Corp.	59,898	1,635,814
United Community Banks, Inc.	66,207	1,882,927
Univest Financial Corp.	518	10,660
Veritex Holdings, Inc.	35,841	919,680
Washington Trust Bancorp, Inc.	8,441	378,157
WesBanco, Inc.	46,231	1,385,081
West Bancorp, Inc.	4,505	86,947
Westamerica BanCorp	9,095	502,863

Total Banks		61,829,237

Beverages - 0.6%
Coca-Cola Consolidated, Inc.	7,372	1,962,942
MGP Ingredients, Inc.	14,099	663,499

Total Beverages		2,626,441

Biotechnology - 1.4%
Anika Therapeutics, Inc.*	3,662	165,742
Catalyst Pharmaceuticals, Inc.*	236,172	788,815
Coherus Biosciences, Inc.*	121,326	2,108,646
Eagle Pharmaceuticals, Inc.*	2,753	128,207
Ironwood Pharmaceuticals, Inc.*	172,026	1,959,376
MiMedx Group, Inc.*(a)	33,011	299,740
Sutro Biopharma, Inc.*	12,570	272,895
Vanda Pharmaceuticals, Inc.*	8,359	109,837
Vericel Corp.*	10,871	335,696
Voyager Therapeutics, Inc.*	80,550	575,933

Total Biotechnology		6,744,887

Building Products - 1.4%
American Woodmark Corp.*	13,527	1,269,509
Apogee Enterprises, Inc.	24,254	768,367
Cornerstone Building Brands, Inc.*	105,837	982,167
CSW Industrials, Inc.	6,356	711,300
Griffon Corp.	53,915	1,098,788
Insteel Industries, Inc.	15,447	344,004
PGT Innovations, Inc.*	35,105	714,036
Quanex Building Products Corp.	24,634	546,136

Total Building Products		6,434,307

Capital Markets - 1.9%
B. Riley Financial, Inc.	14,389	636,282
BGC Partners, Inc. Class A	126,766	507,064
Brightsphere Investment Group, Inc.	100,889	1,945,140
Cowen, Inc. Class A	52,552	1,365,826
Diamond Hill Investment Group, Inc.	830	123,894
Donnelley Financial Solutions, Inc.*	15,935	270,417
Focus Financial Partners, Inc. Class A*(a)	10,403	452,530
Oppenheimer Holdings, Inc. Class A	19,504	613,011
Piper Sandler Cos.	5,309	535,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
PJT Partners, Inc. Class A	7,607	$572,427
StoneX Group, Inc.*	20,092	1,163,327
Victory Capital Holdings, Inc. Class A(a)	37,250	924,172

Total Capital Markets		9,109,768

Chemicals - 2.0%
AdvanSix, Inc.*	9,234	184,588
American Vanguard Corp.	7,191	111,604
Ferro Corp.*	32,831	480,318
FutureFuel Corp.	68,922	875,309
GCP Applied Technologies, Inc.*	24,923	589,429
Hawkins, Inc.	10,346	541,199
Innospec, Inc.	10,807	980,519
Koppers Holdings, Inc.*	42,100	1,311,836
Kronos Worldwide, Inc.	71,932	1,072,506
Minerals Technologies, Inc.	30,948	1,922,490
PQ Group Holdings, Inc.	70,244	1,001,680
Tredegar Corp.	19,600	327,320

Total Chemicals		9,398,798

Commercial Services & Supplies - 2.7%
ACCO Brands Corp.	141,638	1,196,841
CECO Environmental Corp.*	44,482	309,595
Deluxe Corp.	80,769	2,358,455
Ennis, Inc.	27,091	483,574
Healthcare Services Group, Inc.	46,590	1,309,179
HNI Corp.	35,953	1,238,940
Interface, Inc.	99,126	1,040,823
Kimball International, Inc. Class B	56,325	673,084
Matthews International Corp. Class A	1,193	35,074
McGrath RentCorp	18,728	1,256,649
PICO Holdings, Inc.*	102	954
Pitney Bowes, Inc.	40,564	249,874
Steelcase, Inc. Class A	154,710	2,096,320
U.S. Ecology, Inc.	821	29,827
VSE Corp.	14,195	546,366

Total Commercial Services & Supplies		12,825,555

Communications Equipment - 0.7%
Aviat Networks, Inc.*	5,808	198,343
Calix, Inc.*	13,415	399,230
Casa Systems, Inc.*	20,736	127,941
Clearfield, Inc.*	7,344	181,544
Comtech Telecommunications Corp.	25,338	524,243
Digi International, Inc.*	14,749	278,756
Genasys, Inc.*	15,459	100,793
NETGEAR, Inc.*	13,703	556,753
NetScout Systems, Inc.*	16,995	466,003
PCTEL, Inc.*	24,351	159,986
Ribbon Communications, Inc.*	39,812	261,167

Total Communications Equipment		3,254,759

Construction & Engineering - 2.2%
Aegion Corp.*	22,652	430,162
Ameresco, Inc. Class A*	19,086	997,053
Comfort Systems USA, Inc.	34,833	1,834,306
Construction Partners, Inc. Class A*	23,720	690,489
Dycom Industries, Inc.*	10,649	804,213
Great Lakes Dredge & Dock Corp.*	74,173	976,858
IES Holdings, Inc.*	11,558	532,130
Matrix Service Co.*	334	3,681
MYR Group, Inc.*	11,964	719,036
Northwest Pipe Co.*	16,361	463,016
NV5 Global, Inc.*	5,250	413,595
Orion Group Holdings, Inc.*	52,942	262,592
Primoris Services Corp.	47,084	1,299,989
Sterling Construction Co., Inc.*	55,064	1,024,741

Total Construction & Engineering		10,451,861

Construction Materials - 0.3%
Forterra, Inc.*	38,651	664,604
U.S. Concrete, Inc.*	11,264	450,222
United States Lime & Minerals, Inc.	3,341	380,874

Total Construction Materials		1,495,700

Consumer Finance - 2.9%
Curo Group Holdings Corp.	99,168	1,421,077
Elevate Credit, Inc.*	51,262	204,535
Encore Capital Group, Inc.*	61,011	2,376,379
Enova International, Inc.*	73,608	1,823,270
EZCORP, Inc. Class A*	946	4,531
Navient Corp.	411,195	4,037,935
Nelnet, Inc. Class A	29,669	2,113,620
PRA Group, Inc.*(a)	34,114	1,352,961
Regional Management Corp.	6,050	180,653
World Acceptance Corp.*(a)	3,657	373,819

Total Consumer Finance		13,888,780

Containers & Packaging - 0.6%
Myers Industries, Inc.	27,046	562,016
O-I Glass, Inc.	161,920	1,926,848
UFP Technologies, Inc.*	6,915	322,239

Total Containers & Packaging		2,811,103

Distributors - 0.2%
Core-Mark Holding Co., Inc.	28,534	838,043
Educational Development Corp.	12,288	188,744

Total Distributors		1,026,787

Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc.*	55,990	1,900,861
American Public Education, Inc.*	10,265	312,877
Carriage Services, Inc.	14,174	443,930
Graham Holdings Co. Class B	4,068	2,169,790
Laureate Education, Inc. Class A*	55,083	802,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
Lincoln Educational Services Corp.*	32,506	$211,289
Perdoceo Education Corp.*	117,594	1,485,212
Stride, Inc.*	32,126	682,035
WW International, Inc.*	48,990	1,195,356

Total Diversified Consumer Services		9,203,358

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	12,670	324,985
Alerus Financial Corp.	14,307	391,583

Total Diversified Financial Services		716,568

Diversified Telecommunication Services - 0.1%
ATN International, Inc.	170	7,099
Consolidated Communications Holdings, Inc.*	46,107	225,463
IDT Corp. Class B*	29,322	362,420

Total Diversified Telecommunication Services		594,982

Electric Utilities - 0.4%
Genie Energy Ltd. Class B	38,722	279,185
Otter Tail Corp.	27,792	1,184,217
Spark Energy, Inc. Class A	34,803	333,065

Total Electric Utilities		1,796,467

Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	6,452	329,697
Atkore International Group, Inc.*	48,146	1,979,282
AZZ, Inc.	16,183	767,722
Encore Wire Corp.	15,546	941,621
LSI Industries, Inc.	21,348	182,739
Orion Energy Systems, Inc.*(a)	11,328	111,807
Powell Industries, Inc.	13,450	396,641
Preformed Line Products Co.	8,146	557,512
TPI Composites, Inc.*	8,141	429,682

Total Electrical Equipment		5,696,703

Electronic Equipment, Instruments & Components - 2.4%
Bel Fuse, Inc. Class B	12,100	181,863
Belden, Inc.	26,673	1,117,599
Benchmark Electronics, Inc.	13,232	357,396
CTS Corp.	16,514	566,926
Daktronics, Inc.	41,013	191,941
ePlus, Inc.*	11,800	1,037,810
Kimball Electronics, Inc.*	30,161	482,274
Knowles Corp.*	25,052	461,708
Luna Innovations, Inc.*(a)	21,215	209,604
Methode Electronics, Inc.	35,180	1,346,691
MTS Systems Corp.	5,470	318,135
Napco Security Technologies, Inc.*	7,870	206,351
OSI Systems, Inc.*	11,240	1,047,793
PC Connection, Inc.	19,138	905,036
Sanmina Corp.*	63,183	2,014,906
TTM Technologies, Inc.*	45,583	628,818
Vishay Precision Group, Inc.*	9,879	310,991

Total Electronic Equipment, Instruments & Components		11,385,842

Energy Equipment & Services - 1.0%
Archrock, Inc.	109,695	949,959
Bristow Group, Inc.*	50,811	1,337,346
Cactus, Inc. Class A	28,119	733,062
DMC Global, Inc.	6,693	289,472
Dril-Quip, Inc.*	9,963	295,104
Helix Energy Solutions Group, Inc.*	52,009	218,438
Natural Gas Services Group, Inc.*	14,694	139,299
ProPetro Holding Corp.*	83,165	614,589
Solaris Oilfield Infrastructure, Inc. Class A	32,145	261,660

Total Energy Equipment & Services		4,838,929

Entertainment - 0.9%
Glu Mobile, Inc.*	44,576	401,630
Madison Square Garden Entertainment Corp.*	5,263	552,825
Sciplay Corp. Class A*(a)	29,303	405,847
World Wrestling Entertainment, Inc. Class A	57,420	2,759,031

Total Entertainment		4,119,333

Equity Real Estate Investment Trusts (REITs) - 4.3%
Acadia Realty Trust	67,728	961,060
Alexander & Baldwin, Inc.	8,450	145,171
Alexander’s, Inc.	1,643	455,686
Alpine Income Property Trust, Inc.	10,798	161,862
American Assets Trust, Inc.	21,875	631,750
Armada Hoffler Properties, Inc.	51,427	577,011
Brandywine Realty Trust	47,041	560,258
Brookfield Property REIT, Inc. Class A(a)	77,197	1,153,323
CareTrust REIT, Inc.	50,041	1,109,909
Community Healthcare Trust, Inc.	6,186	291,422
CoreCivic, Inc.(a)	2,802	18,353
Easterly Government Properties, Inc.	19,523	442,196
Empire State Realty Trust, Inc. Class A(a)	43,486	405,290
Farmland Partners, Inc.	25,456	221,467
Four Corners Property Trust, Inc.	35,248	1,049,333
GEO Group, Inc. (The)(a)	205,584	1,821,474
Getty Realty Corp.	25,813	710,890
Gladstone Land Corp.	11,398	166,867
Industrial Logistics Properties Trust	33,247	774,323
LTC Properties, Inc.	24,526	954,307
Monmouth Real Estate Investment Corp.	22,958	397,633
Office Properties Income Trust	14,720	334,438
One Liberty Properties, Inc.	17,912	359,494
Paramount Group, Inc.	59,557	538,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
Piedmont Office Realty Trust, Inc. Class A	39,770	$645,467
Retail Opportunity Investments Corp.	98,322	1,316,532
Retail Properties of America, Inc. Class A	65,311	559,062
RPT Realty	90,216	780,368
Saul Centers, Inc.	17,921	567,737
Tanger Factory Outlet Centers, Inc.(a)	52,907	526,954
Universal Health Realty Income Trust	5,610	360,555
Urban Edge Properties	52,958	685,277
Urstadt Biddle Properties, Inc. Class A	5,929	83,777
Whitestone REIT	51,654	411,682

Total Equity Real Estate Investment Trusts (REITs)		20,179,323

Food & Staples Retailing - 1.5%
Ingles Markets, Inc. Class A	29,300	1,249,938
Natural Grocers by Vitamin Cottage, Inc.	23,580	323,989
Rite Aid Corp.*(a)	45,503	720,312
SpartanNash Co.	59,052	1,028,095
United Natural Foods, Inc.*	116,670	1,863,220
Village Super Market, Inc. Class A	19,042	420,067
Weis Markets, Inc.	32,581	1,557,698

Total Food & Staples Retailing		7,163,319

Food Products - 1.5%
Alico, Inc.	8,278	256,784
B&G Foods, Inc.(a)	60,235	1,670,316
Cal-Maine Foods, Inc.*	13,492	506,490
Calavo Growers, Inc.	5,163	358,467
Hostess Brands, Inc.*	64,018	937,223
John B. Sanfilippo & Son, Inc.	10,257	808,867
Seneca Foods Corp. Class A*	20,914	834,469
Simply Good Foods Co. (The)*(a)	22,059	691,770
Tootsie Roll Industries, Inc.	24,991	742,233
Utz Brands, Inc.(a)	15,919	351,173
Whole Earth Brands, Inc.*	16,101	175,501

Total Food Products		7,333,293

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	8,106	877,150
Northwest Natural Holding Co.	18,254	839,502

Total Gas Utilities		1,716,652

Health Care Equipment & Supplies - 0.9%
Accuray, Inc.*	51,739	215,752
Antares Pharma, Inc.*	68,758	274,344
Atrion Corp.	768	493,240
Avanos Medical, Inc.*	10,553	484,172
Co-Diagnostics, Inc.*(a)	37,104	345,067
FONAR Corp.*	12,411	215,455
iRadimed Corp.*	6,893	157,160
Lantheus Holdings, Inc.*	8,473	114,301
LeMaitre Vascular, Inc.	9,894	400,707
Meridian Bioscience, Inc.*	33,711	630,059
Mesa Laboratories, Inc.	1,085	311,004
Surmodics, Inc.*	4,489	195,361
Utah Medical Products, Inc.	3,107	261,920
Zynex, Inc.*(a)	16,271	219,008

Total Health Care Equipment & Supplies		4,317,550

Health Care Providers & Services - 2.2%
Addus HomeCare Corp.*	5,221	611,327
Apollo Medical Holdings, Inc.*	29,839	545,159
BioTelemetry, Inc.*	10,501	756,912
CorVel Corp.*	6,280	665,680
Cross Country Healthcare, Inc.*	20,787	184,381
Five Star Senior Living, Inc.*	57,712	398,213
Fulgent Genetics, Inc.*	13,627	709,967
Hanger, Inc.*	19,598	430,960
Joint Corp. (The)*	5,853	153,700
Magellan Health, Inc.*	9,742	807,027
MEDNAX, Inc.*	59,995	1,472,277
National Research Corp.	11,162	477,175
Owens & Minor, Inc.	33,296	900,657
Pennant Group, Inc. (The)*	5,671	329,258
Providence Service Corp. (The)*	7,527	1,043,468
Sharps Compliance Corp.*(a)	15,067	142,383
Tivity Health, Inc.*	24,026	470,669
U.S. Physical Therapy, Inc.	3,991	479,918

Total Health Care Providers & Services		10,579,131

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	11,942	320,523
HealthStream, Inc.*	15,753	344,045
Inovalon Holdings, Inc. Class A*	17,946	326,079
NextGen Healthcare, Inc.*	18,690	340,906
Simulations Plus, Inc.(a)	2,305	165,776

Total Health Care Technology		1,497,329

Hotels, Restaurants & Leisure - 0.9%
Bluegreen Vacations Corp.(a)	4,558	36,190
Del Taco Restaurants, Inc.*	33,840	306,590
Dine Brands Global, Inc.(a)	8,624	500,192
El Pollo Loco Holdings, Inc.*	24,836	449,532
Jack in the Box, Inc.	16,782	1,557,370
Monarch Casino & Resort, Inc.*	6,116	374,421
Nathan’s Famous, Inc.	4,462	246,392
RCI Hospitality Holdings, Inc.	7,516	296,431
Red Rock Resorts, Inc. Class A	17,093	428,009

Total Hotels, Restaurants & Leisure		4,195,127

Household Durables - 3.3%
Beazer Homes USA, Inc.*	58,373	884,351
Cavco Industries, Inc.*	4,671	819,527
Century Communities, Inc.*	50,671	2,218,376
Ethan Allen Interiors, Inc.	4,662	94,219
GoPro, Inc. Class A*(a)	26,932	222,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
Green Brick Partners, Inc.*	57,181	$1,312,876
Hamilton Beach Brands Holding Co. Class A	22,146	387,777
Hooker Furniture Corp.	9,884	318,759
Hovnanian Enterprises, Inc. Class A*(a)	14,354	471,672
La-Z-Boy, Inc.	30,091	1,198,825
Legacy Housing Corp.*(a)	36,387	549,808
M/I Homes, Inc.*	62,262	2,757,584
Purple Innovation, Inc.*(a)	21,002	691,806
Skyline Champion Corp.*	25,360	784,638
Tupperware Brands Corp.*	50,667	1,641,104
Turtle Beach Corp.*	29,537	636,522
Universal Electronics, Inc.*	8,376	439,405
VOXX International Corp.*	23,252	296,696
ZAGG, Inc.*	142	592

Total Household Durables		15,727,534

Household Products - 0.5%
Central Garden and Pet Co. Class A*	47,050	1,709,327
Ocean Bio-Chem, Inc.	14,313	191,222
Oil-Dri Corp. of America	10,268	349,933

Total Household Products		2,250,482

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	11,792	390,197

Insurance - 2.1%
AMERISAFE, Inc.	17,376	997,904
Crawford & Co. Class A	908	6,710
Donegal Group, Inc. Class A	32,493	457,177
eHealth, Inc.*(a)	11,185	789,773
Employers Holdings, Inc.	24,602	791,938
FBL Financial Group, Inc. Class A	16,975	891,357
HCI Group, Inc.	3,224	168,615
Heritage Insurance Holdings, Inc.	322	3,262
Horace Mann Educators Corp.	29,629	1,245,603
Independence Holding Co.	3,959	162,319
Investors Title Co.	578	88,434
National Western Life Group, Inc. Class A	5,112	1,055,321
Palomar Holdings, Inc.*	5,285	469,519
ProSight Global, Inc.*	23,653	303,468
Safety Insurance Group, Inc.	16,159	1,258,786
Stewart Information Services Corp.	23,810	1,151,452

Total Insurance		9,841,638

Interactive Media & Services - 0.1%
ANGI Homeservices, Inc. Class A*(a)	25,144	331,775
QuinStreet, Inc.*	10,687	229,129

Total Interactive Media & Services		560,904

Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc. Class A*(a)	42,103	1,094,678
Duluth Holdings, Inc. Class B*(a)	27,725	292,776
Lands’ End, Inc.*	14,214	306,596
PetMed Express, Inc.(a)	14,663	470,096
Revolve Group, Inc.*	29,215	910,631

Total Internet & Direct Marketing Retail		3,074,777

IT Services - 1.8%
Cass Information Systems, Inc.	10,834	421,551
CSG Systems International, Inc.	27,337	1,232,079
GreenSky, Inc. Class A*	898	4,158
Hackett Group, Inc. (The)	22,697	326,610
International Money Express, Inc.*	28,408	440,892
ManTech International Corp. Class A	19,329	1,719,121
NIC, Inc.	34,113	881,139
Perficient, Inc.*	13,975	665,909
Switch, Inc. Class A	34,338	562,113
Sykes Enterprises, Inc.*	40,805	1,537,124
Verra Mobility Corp.*	37,787	507,101

Total IT Services		8,297,797

Leisure Products - 1.7%
Callaway Golf Co.	32,787	787,216
Clarus Corp.	9,205	141,757
Escalade, Inc.	19,732	417,726
Johnson Outdoors, Inc. Class A	6,099	686,930
Malibu Boats, Inc. Class A*	16,570	1,034,631
Marine Products Corp.	18,308	266,198
MasterCraft Boat Holdings, Inc.*	18,801	467,017
Nautilus, Inc.*(a)	40,284	730,752
Smith & Wesson Brands, Inc.	63,620	1,129,255
Sturm Ruger & Co., Inc.	14,437	939,416
Vista Outdoor, Inc.*	54,527	1,295,562

Total Leisure Products		7,896,460

Life Sciences Tools & Services - 0.1%
Luminex Corp.	14,339	331,518

Machinery - 4.0%
Alamo Group, Inc.	5,673	782,590
Astec Industries, Inc.	4,910	284,191
Blue Bird Corp.*	15,521	283,414
CIRCOR International, Inc.*	7,515	288,877
Columbus McKinnon Corp.	13,882	533,624
Douglas Dynamics, Inc.	8,826	377,488
Energy Recovery, Inc.*(a)	36,310	495,268
Enerpac Tool Group Corp.	9,381	212,104
Federal Signal Corp.	41,162	1,365,344
Gorman-Rupp Co. (The)	13,504	438,205
Graham Corp.	24	364
Greenbrier Cos., Inc. (The)	28,619	1,041,159
Helios Technologies, Inc.	12,667	675,025
Hyster-Yale Materials Handling, Inc.	8,483	505,163
Kadant, Inc.	5,580	786,668
L.B. Foster Co. Class A*	7,519	113,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
Lindsay Corp.	4,301	$552,507
Meritor, Inc.*	121,887	3,401,866
Miller Industries, Inc.	12,672	481,790
Mueller Industries, Inc.	48,467	1,701,676
Mueller Water Products, Inc. Class A	98,682	1,221,683
Omega Flex, Inc.	1,846	269,516
Shyft Group, Inc. (The)(a)	25,740	730,501
Standex International Corp.	8,275	641,478
Tennant Co.	10,808	758,397
TriMas Corp.*	16,873	534,368
Wabash National Corp.	19,054	328,300

Total Machinery		18,804,727

Media - 3.2%
AMC Networks, Inc. Class A*(a)	65,725	2,350,983
Entravision Communications Corp. Class A	68,936	189,574
EW Scripps Co. (The) Class A	63,050	964,034
Fluent, Inc.*	38,260	203,161
Gray Television, Inc.*	146,472	2,620,384
John Wiley & Sons, Inc. Class A	44,943	2,052,097
Loral Space & Communications, Inc.	328	6,885
Meredith Corp.	81,843	1,571,386
MSG Networks, Inc. Class A*(a)	74,482	1,097,865
National CineMedia, Inc.	162,424	604,217
Scholastic Corp.	10,108	252,700
Sinclair Broadcast Group, Inc. Class A(a)	64,313	2,048,369
TechTarget, Inc.*	5,997	354,483
Tribune Publishing Co.	25,898	354,803
WideOpenWest, Inc.*	68,490	730,788

Total Media		15,401,729

Metals & Mining - 0.6%
Coeur Mining, Inc.*(a)	67,467	698,283
Kaiser Aluminum Corp.	8,099	800,991
Materion Corp.	7,716	491,664
Schnitzer Steel Industries, Inc. Class A	11,269	359,594
SunCoke Energy, Inc.	39,593	172,230
Warrior Met Coal, Inc.	10,285	219,276

Total Metals & Mining		2,742,038

Multiline Retail - 0.7%
Big Lots, Inc.	73,882	3,171,754

Oil, Gas & Consumable Fuels - 1.5%
Bonanza Creek Energy, Inc.*	27,520	531,962
Callon Petroleum Co.*(a)	60,651	798,167
Clean Energy Fuels Corp.*	84,583	664,822
Falcon Minerals Corp.	1,688	5,317
Matador Resources Co.*	46,392	559,488
NACCO Industries, Inc. Class A	12,082	317,757
Overseas Shipholding Group, Inc. Class A*	176,487	377,682
PDC Energy, Inc.*	81,113	1,665,250
World Fuel Services Corp.	72,765	2,267,357

Total Oil, Gas & Consumable Fuels		7,187,802

Paper & Forest Products - 1.0%
Clearwater Paper Corp.*	26,931	1,016,645
Domtar Corp.	9,535	301,783
Glatfelter Corp.	36,505	597,952
Neenah, Inc.	13,293	735,369
Schweitzer-Mauduit International, Inc.	32,796	1,318,727
Verso Corp. Class A	69,801	839,008

Total Paper & Forest Products		4,809,484

Personal Products - 1.0%
BellRing Brands, Inc. Class A*	16,381	398,222
Edgewell Personal Care Co.	52,450	1,813,721
elf Beauty, Inc.*	13,701	345,128
Inter Parfums, Inc.	6,959	420,950
Lifevantage Corp.*	26,699	248,835
USANA Health Sciences, Inc.*	20,490	1,579,779

Total Personal Products		4,806,635

Pharmaceuticals - 2.2%
Amneal Pharmaceuticals, Inc.*	229,180	1,047,353
Amphastar Pharmaceuticals, Inc.*	16,421	330,226
BioDelivery Sciences International, Inc.*	74,772	314,042
Collegium Pharmaceutical, Inc.*	17,749	355,513
Innoviva, Inc.*	228,781	2,834,597
Phibro Animal Health Corp. Class A	36,879	716,190
Prestige Consumer Healthcare, Inc.*	59,882	2,088,085
SIGA Technologies, Inc.*(a)	79,233	576,024
Supernus Pharmaceuticals, Inc.*	78,365	1,971,663

Total Pharmaceuticals		10,233,693

Professional Services - 1.3%
Barrett Business Services, Inc.	7,415	505,777
BG Staffing, Inc.	3,221	43,451
CBIZ, Inc.*	38,607	1,027,332
CRA International, Inc.	8,187	416,964
Forrester Research, Inc.*	6,647	278,510
GP Strategies Corp.*	18,643	221,106
Heidrick & Struggles International, Inc.	21,748	638,956
Huron Consulting Group, Inc.*	11,494	677,572
ICF International, Inc.	11,561	859,329
Kelly Services, Inc. Class A	18,663	383,898
Kforce, Inc.	19,136	805,434
Resources Connection, Inc.	38,609	485,315

Total Professional Services		6,343,644

Real Estate Management & Development - 1.0%
Forestar Group, Inc.*	31,033	626,246
FRP Holdings, Inc.*	3,182	144,940
Marcus & Millichap, Inc.*	16,250	604,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
Newmark Group, Inc. Class A	26,818	$195,503
RE/MAX Holdings, Inc. Class A	8,875	322,429
Realogy Holdings Corp.*(a)	156,800	2,057,216
RMR Group, Inc. (The) Class A	6,999	270,301
St. Joe Co. (The)(a)	11,705	496,877
Tejon Ranch Co.*	17,119	247,370

Total Real Estate Management & Development		4,965,870

Road & Rail - 1.2%
ArcBest Corp.	18,504	789,566
Daseke, Inc.*	30,951	179,825
Heartland Express, Inc.	41,815	756,851
Marten Transport Ltd.	43,994	758,017
Schneider National, Inc. Class B	126,080	2,609,856
Universal Logistics Holdings, Inc.	31,854	655,874
US Xpress Enterprises, Inc. Class A*	25,480	174,283

Total Road & Rail		5,924,272

Semiconductors & Semiconductor Equipment - 0.7%
ACM Research, Inc. Class A*(a)	5,713	464,181
Axcelis Technologies, Inc.*	23,081	672,119
Ceva, Inc.*	5,248	238,784
CyberOptics Corp.*	5,797	131,534
NeoPhotonics Corp.*	26,635	242,112
NVE Corp.	5,354	300,788
Photronics, Inc.*	54,552	608,800
Ultra Clean Holdings, Inc.*	16,396	510,736

Total Semiconductors & Semiconductor Equipment		3,169,054

Software - 1.3%
A10 Networks, Inc.*	31,956	315,086
American Software, Inc. Class A	12,010	206,212
Bottomline Technologies DE, Inc.*	10,507	554,139
ChannelAdvisor Corp.*	19,823	316,771
Ebix, Inc.	35,076	1,331,836
eGain Corp.*	16,958	200,274
InterDigital, Inc.	8,167	495,573
Mitek Systems, Inc.*(a)	13,997	248,867
OneSpan, Inc.*(a)	9,991	206,614
Progress Software Corp.	26,341	1,190,350
QAD, Inc. Class A	5,722	361,516
Rimini Street, Inc.*	51,816	229,545
ShotSpotter, Inc.*	4,168	157,133
Smith Micro Software, Inc.*	32,890	178,264

Total Software		5,992,180

Specialty Retail - 5.7%
America’s Car-Mart, Inc.*	6,852	752,624
At Home Group, Inc.*(a)	68,373	1,057,047
Big 5 Sporting Goods Corp.	54,761	559,110
Boot Barn Holdings, Inc.*	13,727	595,203
Buckle, Inc. (The)	38,969	1,137,895
Camping World Holdings, Inc. Class A(a)	50,859	1,324,877
Citi Trends, Inc.	6,684	332,061
Container Store Group, Inc. (The)*	38,411	366,441
GrowGeneration Corp.*	11,827	475,682
Haverty Furniture Cos., Inc.	11,065	306,168
Hibbett Sports, Inc.*	17,427	804,779
Lazydays Holdings, Inc.*(a)	6,435	104,569
Lumber Liquidators Holdings, Inc.*	24,952	767,024
MarineMax, Inc.*	24,333	852,385
Michaels Cos., Inc. (The)*(a)	202,874	2,639,391
Monro, Inc.	12,100	644,930
ODP Corp. (The)	106,891	3,131,906
OneWater Marine, Inc. Class A*(a)	11,043	321,241
Rent-A-Center, Inc.	67,193	2,572,820
Sally Beauty Holdings, Inc.*(a)	146,727	1,913,320
Shoe Carnival, Inc.	8,041	315,046
Sleep Number Corp.*	16,476	1,348,725
Sonic Automotive, Inc. Class A	50,046	1,930,274
Sportsman’s Warehouse Holdings, Inc.*	61,669	1,082,291
Tilly’s, Inc. Class A	41,652	339,880
Winmark Corp.	2,561	475,834
Zumiez, Inc.*	23,208	853,590

Total Specialty Retail		27,005,113

Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc.*	25,281	401,210
Intevac, Inc.*	29,428	212,176
Super Micro Computer, Inc.*	38,652	1,223,722

Total Technology Hardware, Storage & Peripherals		1,837,108

Textiles, Apparel & Luxury Goods - 0.8%
Culp, Inc.	4,694	74,494
G-III Apparel Group Ltd.*	55,141	1,309,047
Lakeland Industries, Inc.*	13,979	380,928
Levi Strauss & Co. Class A	53,305	1,070,364
Movado Group, Inc.	476	7,911
Rocky Brands, Inc.	10,265	288,139
Superior Group of Cos., Inc.	22,211	516,184
Vera Bradley, Inc.*	34,678	276,037

Total Textiles, Apparel & Luxury Goods		3,923,104

Thrifts & Mortgage Finance - 4.8%
Axos Financial, Inc.*	65,498	2,458,140
Bridgewater Bancshares, Inc.*	11,650	145,509
Capitol Federal Financial, Inc.	35,363	442,038
Columbia Financial, Inc.*	40,353	627,893
Federal Agricultural Mortgage Corp. Class C	11,554	857,884
Flagstar Bancorp, Inc.	111,717	4,553,585
FS Bancorp, Inc.	4,765	261,122
Hingham Institution For Savings (The)	1,684	363,744
Home Bancorp, Inc.	142	3,975
HomeStreet, Inc.	19,104	644,760
Kearny Financial Corp.	49,274	520,333
Luther Burbank Corp.	23,226	227,615
Merchants Bancorp	51,332	1,418,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

Investments	Shares	Value
Meridian Bancorp, Inc.	48,868	$728,622
Meta Financial Group, Inc.	27,880	1,019,293
NMI Holdings, Inc. Class A*	84,070	1,904,185
Northfield Bancorp, Inc.	488	6,017
Northwest Bancshares, Inc.	39,793	506,963
Ocwen Financial Corp.*	11,307	326,885
PCSB Financial Corp.	90	1,435
Premier Financial Corp.	15,630	359,490
Provident Bancorp, Inc.(a)	13,068	156,816
Provident Financial Services, Inc.	34,840	625,726
Southern Missouri Bancorp, Inc.	8,741	266,076
Territorial Bancorp, Inc.	175	4,205
Timberland Bancorp, Inc.	7,595	184,255
TrustCo Bank Corp.	30,881	205,976
Washington Federal, Inc.	90,700	2,334,618
Waterstone Financial, Inc.	36,657	689,885
WSFS Financial Corp.	21,849	980,583

Total Thrifts & Mortgage Finance		22,825,931

Tobacco - 0.5%
Turning Point Brands, Inc.	7,220	321,723
Universal Corp.	15,849	770,420
Vector Group Ltd.	126,977	1,479,282

Total Tobacco		2,571,425

Trading Companies & Distributors - 2.1%
BlueLinx Holdings, Inc.*(a)	20,618	603,283
Boise Cascade Co.	52,833	2,525,417
CAI International, Inc.	21,177	661,569
DXP Enterprises, Inc.*	3,524	78,339
GMS, Inc.*	39,156	1,193,475
H&E Equipment Services, Inc.	24,257	723,101
Herc Holdings, Inc.*	15,986	1,061,630
Lawson Products, Inc.*	5,580	284,078
Rush Enterprises, Inc. Class A	35,475	1,469,375
Systemax, Inc.	22,423	804,761
Titan Machinery, Inc.*	17,558	343,259
Transcat, Inc.*	5,443	188,763
Veritiv Corp.*	10,043	208,794

Total Trading Companies & Distributors		10,145,844

Water Utilities - 0.4%
Artesian Resources Corp. Class A	8,752	324,524
Global Water Resources, Inc.	11,141	160,542
Middlesex Water Co.	4,961	359,524
Pure Cycle Corp.*	22,359	251,091
SJW Group	9,012	625,072
York Water Co. (The)	6,088	283,701

Total Water Utilities		2,004,454

Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.	123,250	2,288,753
United States Cellular Corp.*	92,312	2,833,055

Total Wireless Telecommunication Services		5,121,808

TOTAL COMMON STOCKS (Cost: $455,005,816)		473,712,272

WARRANTS - 0.0%

United States - 0.0%
FTS International, Inc. expiring 11/19/23*(a)	14,553	$0

TOTAL WARRANTS (Cost: $0)		0

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. MidCap Fund(b) (Cost: $155,071)	5,809	252,459

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%

United States - 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(c) (Cost: $21,009,901)	21,009,901	21,009,901

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $476,170,788)		494,974,632
Other Assets less Liabilities - (4.3)%		(20,540,217)

NET ASSETS - 100.0%		$474,434,415

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,653,663 and the total market value of the collateral held by the Fund was $31,630,312. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,620,411.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2020.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended December 31, 2020 were as follows:

Affiliate	Value at 3/31/2020	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2020	Dividend Income
WisdomTree U.S. MidCap Fund	$165,336	$3,127,755	$3,391,307	$187,233	$163,442	$252,459	$23,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$473,712,272	$—	$—	$473,712,272
Warrants	—	0	—	0
Exchange-Traded Fund	252,459	—	—	252,459
Investment of Cash Collateral for Securities Loaned	—	21,009,901	—	21,009,901

Total Investments in Securities	$473,964,731	$21,009,901	$—	$494,974,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 98.9%

Aerospace & Defense - 1.3%
Kaman Corp.	10,878	$621,460
Moog, Inc. Class A	9,942	788,400
National Presto Industries, Inc.	2,167	191,628
Park Aerospace Corp.	16,548	221,909

Total Aerospace & Defense		1,823,397

Air Freight & Logistics - 0.5%
Forward Air Corp.	8,630	663,129

Auto Components - 1.1%
Patrick Industries, Inc.	12,884	880,621
Standard Motor Products, Inc.	14,695	594,560

Total Auto Components		1,475,181

Automobiles - 0.4%
Winnebago Industries, Inc.	9,302	557,562

Banks - 14.8%
Altabancorp	7,241	202,169
Arrow Financial Corp.	8,511	254,564
BancFirst Corp.	14,702	863,007
BancorpSouth Bank	55,238	1,515,731
Bank7 Corp.	3,596	51,063
BankUnited, Inc.	50,965	1,772,563
Berkshire Hills Bancorp, Inc.	25,420	435,190
Capital City Bank Group, Inc.	6,720	165,178
Cathay General Bancorp	63,280	2,036,983
City Holding Co.	9,887	687,641
Eagle Bancorp, Inc.	13,570	560,441
Enterprise Financial Services Corp.	12,314	430,374
Farmers National Banc Corp.	16,425	217,960
FB Financial Corp.	9,678	336,117
Financial Institutions, Inc.	14,335	322,537
First Interstate BancSystem, Inc. Class A	29,882	1,218,289
First Savings Financial Group, Inc.	465	30,225
German American Bancorp, Inc.	12,021	397,775
Great Southern Bancorp, Inc.	7,557	369,537
Heartland Financial USA, Inc.	13,482	544,268
Independent Bank Corp.	34,258	1,488,730
Independent Bank Group, Inc.	16,551	1,034,769
Lakeland Financial Corp.	11,660	624,743
Live Oak Bancshares, Inc.	2,151	102,086
Macatawa Bank Corp.	23,369	195,599
Northeast Bank *	269	6,058
Old Second Bancorp, Inc.	2,112	21,331
Park National Corp.	12,372	1,299,184
Parke Bancorp, Inc.	6,483	101,135
Plumas Bancorp	1,830	43,005
Preferred Bank	7,731	390,184
QCR Holdings, Inc.	1,793	70,985
RBB Bancorp	8,356	128,515
ServisFirst Bancshares, Inc.	18,065	727,839
Stock Yards Bancorp, Inc.	11,480	464,710
TriCo Bancshares	14,828	523,132
Unity Bancorp, Inc.	3,320	58,266
Washington Trust Bancorp, Inc.	15,195	680,736
West Bancorp, Inc.	10,364	200,025

Total Banks		20,572,644

Beverages - 0.2%
MGP Ingredients, Inc.	5,971	280,995

Building Products - 1.0%
Apogee Enterprises, Inc.	19,164	607,116
CSW Industrials, Inc.	2,024	226,506
Griffon Corp.	25,674	523,236
Insteel Industries, Inc.	2,672	59,505

Total Building Products		1,416,363

Capital Markets - 3.4%
B. Riley Financial, Inc.	20,435	903,636
BGC Partners, Inc. Class A	56,656	226,624
Brightsphere Investment Group, Inc.	3,208	61,850
Federated Hermes, Inc. Class B	66,808	1,930,083
Hamilton Lane, Inc. Class A	11,483	896,248
Silvercrest Asset Management Group, Inc. Class A	7,651	106,272
Victory Capital Holdings, Inc. Class A	3,586	88,969
Virtus Investment Partners, Inc.	2,320	503,440

Total Capital Markets		4,717,122

Chemicals - 3.0%
Chase Corp.	2,253	227,576
FutureFuel Corp.	29,266	371,678
H.B. Fuller Co.	21,901	1,136,224
Innospec, Inc.	10,028	909,840
Minerals Technologies, Inc.	3,702	229,968
Stepan Co.	7,833	934,634
Tredegar Corp.	23,617	394,404

Total Chemicals		4,204,324

Commercial Services & Supplies - 8.3%
ABM Industries, Inc.	34,122	1,291,176
ACCO Brands Corp.	80,579	680,893
Acme United Corp.	1,402	42,242
Brady Corp. Class A	24,876	1,313,950
Deluxe Corp.	51,120	1,492,704
Ennis, Inc.	37,329	666,323
Healthcare Services Group, Inc.	69,432	1,951,039
HNI Corp.	39,270	1,353,244
Kimball International, Inc. Class B	31,235	373,258
McGrath RentCorp	18,009	1,208,404
Steelcase, Inc. Class A	78,830	1,068,147
VSE Corp.	2,977	114,585

Total Commercial Services & Supplies		11,555,965

Construction & Engineering - 0.8%
Arcosa, Inc.	4,946	271,684
Comfort Systems USA, Inc.	8,724	459,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2020

Investments	Shares	Value
Primoris Services Corp.	11,815	$326,212

Total Construction & Engineering		1,057,302

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	1,044	119,016

Consumer Finance - 0.8%
FirstCash, Inc.	12,148	850,846
Regional Management Corp.	6,336	189,193

Total Consumer Finance		1,040,039

Containers & Packaging - 1.7%
Greif, Inc. Class A	51,714	2,424,352

Distributors - 0.1%
Educational Development Corp.	6,971	107,075

Diversified Consumer Services - 2.3%
Carriage Services, Inc.	8,144	255,070
Graham Holdings Co. Class B	1,742	929,148
Strategic Education, Inc.	20,774	1,980,385

Total Diversified Consumer Services		3,164,603

Electric Utilities - 2.6%
MGE Energy, Inc.	25,441	1,781,633
Otter Tail Corp.	42,445	1,808,582

Total Electric Utilities		3,590,215

Electrical Equipment - 0.5%
Allied Motion Technologies, Inc.	537	27,441
AZZ, Inc.	10,508	498,499
Encore Wire Corp.	794	48,093
Preformed Line Products Co.	1,634	111,831

Total Electrical Equipment		685,864

Electronic Equipment, Instruments & Components - 2.6%
Badger Meter, Inc.	7,961	748,812
CTS Corp.	5,275	181,091
Methode Electronics, Inc.	14,815	567,118
PC Connection, Inc.	6,257	295,893
Vishay Intertechnology, Inc.	87,884	1,820,078

Total Electronic Equipment, Instruments & Components		3,612,992

Entertainment - 0.6%
World Wrestling Entertainment, Inc. Class A	17,028	818,195

Food & Staples Retailing - 0.8%
Ingles Markets, Inc. Class A	7,697	328,354
PriceSmart, Inc.	8,254	751,857

Total Food & Staples Retailing		1,080,211

Food Products - 2.8%
B&G Foods, Inc.(a)	116,643	3,234,510
John B. Sanfilippo & Son, Inc.	2,508	197,781
Tootsie Roll Industries, Inc.	15,411	457,707

Total Food Products		3,889,998

Gas Utilities - 0.8%
Chesapeake Utilities Corp.	9,744	1,054,398
RGC Resources, Inc.	3,563	84,728

Total Gas Utilities		1,139,126

Health Care Equipment & Supplies - 0.4%
Atrion Corp.	690	443,146
Utah Medical Products, Inc.	1,531	129,063

Total Health Care Equipment & Supplies		572,209

Health Care Providers & Services - 0.5%
National HealthCare Corp.	11,199	743,726

Health Care Technology - 0.1%
Simulations Plus, Inc.	2,797	201,160

Hotels, Restaurants & Leisure - 0.0%
RCI Hospitality Holdings, Inc.	1,655	65,273

Household Durables - 0.9%
Hamilton Beach Brands Holding Co. Class A	7,045	123,358
Hooker Furniture Corp.	7,619	245,713
La-Z-Boy, Inc.	22,294	888,193

Total Household Durables		1,257,264

Household Products - 0.1%
Ocean Bio-Chem, Inc.(a)	1,833	24,489
Oil-Dri Corp. of America	4,820	164,266

Total Household Products		188,755

Insurance - 2.6%
American Equity Investment Life Holding Co.	20,932	578,979
AMERISAFE, Inc.	7,049	404,824
Crawford & Co. Class A	12,078	89,256
Employers Holdings, Inc.	17,264	555,728
FBL Financial Group, Inc. Class A	17,818	935,623
Investors Title Co.	450	68,850
Safety Insurance Group, Inc.	13,285	1,034,902

Total Insurance		3,668,162

Internet & Direct Marketing Retail - 1.2%
PetMed Express, Inc.(a)	25,653	822,435
Shutterstock, Inc.	12,305	882,269

Total Internet & Direct Marketing Retail		1,704,704

IT Services - 2.7%
Cass Information Systems, Inc.	12,198	474,624
CSG Systems International, Inc.	24,216	1,091,415
ManTech International Corp. Class A	14,430	1,283,404
NIC, Inc.	33,275	859,494

Total IT Services		3,708,937

Leisure Products - 1.6%
Escalade, Inc.	13,561	287,086
Johnson Outdoors, Inc. Class A	2,620	295,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2020

Investments	Shares	Value
Marine Products Corp.	22,244	$323,428
Sturm Ruger & Co., Inc.	20,906	1,360,353

Total Leisure Products		2,265,958

Machinery - 7.5%
Alamo Group, Inc.	1,274	175,748
Albany International Corp. Class A	9,159	672,454
Barnes Group, Inc.	18,294	927,323
Columbus McKinnon Corp.	3,948	151,761
Eastern Co. (The)	2,288	55,141
EnPro Industries, Inc.	8,122	613,373
ESCO Technologies, Inc.	2,260	233,277
Federal Signal Corp.	16,316	541,202
Gorman-Rupp Co. (The)	12,731	413,121
Helios Technologies, Inc.	6,124	326,348
Kadant, Inc.	2,271	320,166
Miller Industries, Inc.	6,403	243,442
Mueller Industries, Inc.	18,975	666,212
Mueller Water Products, Inc. Class A	80,586	997,655
Omega Flex, Inc.	1,924	280,904
Shyft Group, Inc. (The)	3,488	98,989
Standex International Corp.	4,206	326,049
Tennant Co.	6,806	477,577
Trinity Industries, Inc.	93,548	2,468,732
Wabash National Corp.	25,941	446,963

Total Machinery		10,436,437

Marine - 0.8%
Matson, Inc.	18,964	1,080,379

Media - 1.7%
Entravision Communications Corp. Class A	54,378	149,539
John Wiley & Sons, Inc. Class A	49,872	2,277,156

Total Media		2,426,695

Multi-Utilities - 2.6%
Avista Corp.	88,310	3,544,763

Multiline Retail - 1.1%
Big Lots, Inc.	35,134	1,508,303

Oil, Gas & Consumable Fuels - 0.1%
NACCO Industries, Inc. Class A	3,802	99,993

Paper & Forest Products - 2.2%
Neenah, Inc.	19,349	1,070,387
Schweitzer-Mauduit International, Inc.	47,953	1,928,190

Total Paper & Forest Products		2,998,577

Personal Products - 3.3%
Medifast, Inc.	9,684	1,901,357
Nu Skin Enterprises, Inc. Class A	49,942	2,728,331

Total Personal Products		4,629,688

Professional Services - 2.0%
Barrett Business Services, Inc.	3,646	248,694
BG Staffing, Inc.	8,485	114,463
CRA International, Inc.	4,346	221,342
Heidrick & Struggles International, Inc.	11,579	340,191
ICF International, Inc.	3,823	284,164
Kforce, Inc.	11,244	473,260
Korn Ferry	14,737	641,059
Resources Connection, Inc.	39,187	492,580

Total Professional Services		2,815,753

Real Estate Management & Development - 0.2%
Newmark Group, Inc. Class A	29,614	215,886

Road & Rail - 1.2%
ArcBest Corp.	5,069	216,294
Heartland Express, Inc.	9,587	173,525
Marten Transport Ltd.	20,836	359,004
Schneider National, Inc. Class B	32,650	675,855
Universal Logistics Holdings, Inc.	14,787	304,465

Total Road & Rail		1,729,143

Software - 2.1%
Ebix, Inc.	8,621	327,339
InterDigital, Inc.	23,877	1,448,856
Progress Software Corp.	25,424	1,148,911

Total Software		2,925,106

Specialty Retail - 5.1%
Buckle, Inc. (The)	61,519	1,796,355
Group 1 Automotive, Inc.	6,040	792,085
Haverty Furniture Cos., Inc.	18,958	524,568
Monro, Inc.	20,614	1,098,726
Rent-A-Center, Inc.	61,941	2,371,721
Shoe Carnival, Inc.	4,709	184,499
Sonic Automotive, Inc. Class A	9,732	375,363

Total Specialty Retail		7,143,317

Textiles, Apparel & Luxury Goods - 1.1%
Rocky Brands, Inc.	4,704	132,041
Superior Group of Cos., Inc.	9,543	221,779
Wolverine World Wide, Inc.	36,170	1,130,313

Total Textiles, Apparel & Luxury Goods		1,484,133

Thrifts & Mortgage Finance - 2.4%
Federal Agricultural Mortgage Corp. Class C	7,430	551,678
FS Bancorp, Inc.	1,313	71,952
Hingham Institution For Savings (The)	378	81,648
Merchants Bancorp	6,526	180,313
Meta Financial Group, Inc.	3,587	131,141
OP Bancorp	7,057	54,339
Premier Financial Corp.	27,992	643,816
Southern Missouri Bancorp, Inc.	3,330	101,365
Timberland Bancorp, Inc.	4,273	103,663
Walker & Dunlop, Inc.	10,334	950,935
WSFS Financial Corp.	11,080	497,270

Total Thrifts & Mortgage Finance		3,368,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2020

Investments	Shares	Value
Tobacco - 0.1%
Turning Point Brands, Inc.	2,943	$131,140

Trading Companies & Distributors - 1.8%
Boise Cascade Co.	11,543	551,755
CAI International, Inc.	15,024	469,350
Rush Enterprises, Inc. Class A	20,236	838,175
Systemax, Inc.	15,999	574,204

Total Trading Companies & Distributors		2,433,484

Water Utilities - 2.6%
California Water Service Group	27,166	1,467,779
Middlesex Water Co.	8,584	622,082
SJW Group	17,791	1,233,984
York Water Co. (The)	6,666	310,636

Total Water Utilities		3,634,481

Wireless Telecommunication Services - 0.4%
Shenandoah Telecommunications Co.	12,736	550,832

Total United States		137,528,048

Puerto Rico - 1.0%

Banks - 0.7%
First Bancorp	96,454	889,306

IT Services - 0.3%
EVERTEC, Inc.	11,997	471,722

Total Puerto Rico		1,361,028

TOTAL COMMON STOCKS (Cost: $130,355,934)		138,889,076

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $3,393,400)	3,393,400	3,393,400

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $133,749,334)		142,282,476
Other Assets less Liabilities - (2.3)%		(3,230,626)

NET ASSETS - 100.0%		$139,051,850

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,582,138 and the total market value of the collateral held by the Fund was $3,680,798. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $287,398.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$138,889,076	$—	$—	$138,889,076
Investment of Cash Collateral for Securities Loaned	—	3,393,400	—	3,393,400

Total Investments in Securities	$138,889,076	$3,393,400	$—	$142,282,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.1%
BWX Technologies, Inc.	3,370	$203,144
General Dynamics Corp.	12,562	1,869,477
Huntington Ingalls Industries, Inc.	1,840	313,683
L3Harris Technologies, Inc.	5,862	1,108,035
Lockheed Martin Corp.	11,896	4,222,842
Northrop Grumman Corp.	4,928	1,501,660

Total Aerospace & Defense		9,218,841

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	4,832	453,580
Expeditors International of Washington, Inc.	4,836	459,952
FedEx Corp.	3,528	915,939
United Parcel Service, Inc. Class B	38,496	6,482,727

Total Air Freight & Logistics		8,312,198

Auto Components - 0.1%
BorgWarner, Inc.	7,337	283,502
Gentex Corp.	9,051	307,100
LCI Industries	1,603	207,877
Lear Corp.	823	130,882

Total Auto Components		929,361

Automobiles - 0.0%
Thor Industries, Inc.	1,850	172,032

Banks - 6.8%
Associated Banc-Corp.	12,606	214,932
Atlantic Union Bankshares Corp.	4,874	160,550
BancorpSouth Bank	5,782	158,658
Bank of America Corp.	323,558	9,807,043
Bank of Hawaii Corp.	2,540	194,615
Bank OZK	8,210	256,727
BankUnited, Inc.	5,258	182,873
Banner Corp.	2,792	130,079
BOK Financial Corp.	3,680	252,006
Cathay General Bancorp	6,259	201,477
Citigroup, Inc.	109,580	6,756,703
City Holding Co.	1,752	121,852
Columbia Banking System, Inc.	4,647	166,827
Commerce Bancshares, Inc.	3,478	228,505
Community Bank System, Inc.	2,692	167,739
Cullen/Frost Bankers, Inc.	3,552	309,841
CVB Financial Corp.	9,443	184,139
East West Bancorp, Inc.	5,865	297,414
Fifth Third Bancorp	43,698	1,204,754
First Commonwealth Financial Corp.	9,870	107,978
First Financial Bancorp	10,155	178,017
First Financial Bankshares, Inc.	4,309	155,878
First Hawaiian, Inc.	10,592	249,759
First Horizon Corp.	41,165	525,265
First Interstate BancSystem, Inc. Class A	3,296	134,378
First Merchants Corp.	3,455	129,252
First Republic Bank	1,911	280,783
Flushing Financial Corp.	5,162	85,896
Fulton Financial Corp.	12,482	158,771
Glacier Bancorp, Inc.	4,820	221,768
Hilltop Holdings, Inc.	4,419	121,567
Home BancShares, Inc.	9,201	179,235
Hope Bancorp, Inc.	13,477	147,034
Independent Bank Corp.	1,792	130,888
International Bancshares Corp.	4,061	152,044
Investors Bancorp, Inc.	21,159	223,439
JPMorgan Chase & Co.	134,921	17,144,411
M&T Bank Corp.	7,010	892,373
Old National Bancorp	10,857	179,792
Pacific Premier Bancorp, Inc.	6,634	207,843
Park National Corp.	1,350	141,764
People’s United Financial, Inc.	37,875	489,724
Popular, Inc.	4,675	263,296
Prosperity Bancshares, Inc.	4,707	326,478
Regions Financial Corp.	58,412	941,601
Sandy Spring Bancorp, Inc.	3,927	126,410
ServisFirst Bancshares, Inc.	3,118	125,624
Signature Bank	1,820	246,228
Simmons First National Corp. Class A	7,100	153,289
Sterling Bancorp	7,111	127,856
Synovus Financial Corp.	10,182	329,591
Truist Financial Corp.	76,946	3,688,022
Trustmark Corp.	4,825	131,771
U.S. Bancorp	85,072	3,963,504
UMB Financial Corp.	1,927	132,944
Umpqua Holdings Corp.	21,508	325,631
United Bankshares, Inc.	10,036	325,166
United Community Banks, Inc.	5,036	143,224
Valley National Bancorp	31,542	307,534
Webster Financial Corp.	6,354	267,821
WesBanco, Inc.	5,556	166,458
Westamerica BanCorp	2,552	141,100
Western Alliance Bancorp	3,435	205,928
Wintrust Financial Corp.	2,300	140,507

Total Banks		55,814,576

Beverages - 3.2%
Brown-Forman Corp. Class A	3,968	291,529
Brown-Forman Corp. Class B	6,840	543,301
Coca-Cola Co. (The)	196,777	10,791,251
Constellation Brands, Inc. Class A	3,763	824,285
Keurig Dr. Pepper, Inc.	39,809	1,273,888
PepsiCo, Inc.	86,617	12,845,301

Total Beverages		26,569,555

Biotechnology - 2.9%
AbbVie, Inc.	126,814	13,588,120
Amgen, Inc.	24,002	5,518,540
Gilead Sciences, Inc.	84,068	4,897,802

Total Biotechnology		24,004,462

Building Products - 0.2%
A.O. Smith Corp.	6,341	347,614
Carrier Global Corp.	8,980	338,726
Fortune Brands Home & Security, Inc.	2,889	247,645
Lennox International, Inc.	1,075	294,518
Masco Corp.	4,952	272,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

Investments	Shares	Value
Owens Corning	2,575	$195,082
Simpson Manufacturing Co., Inc.	1,436	134,194
UFP Industries, Inc.	2,029	112,711

Total Building Products		1,942,503

Capital Markets - 4.1%
Ameriprise Financial, Inc.	4,023	781,790
Ares Management Corp. Class A	11,531	542,534
Artisan Partners Asset Management, Inc. Class A	10,072	507,025
B. Riley Financial, Inc.	3,537	156,406
Bank of New York Mellon Corp. (The)	38,326	1,626,555
BlackRock, Inc.	6,845	4,938,941
Blackstone Group, Inc. (The) Class A	33,586	2,176,709
CBOE Global Markets, Inc.	3,425	318,936
Charles Schwab Corp. (The)	36,698	1,946,462
CME Group, Inc.	10,164	1,850,356
Cohen & Steers, Inc.	1,961	145,702
Evercore, Inc. Class A	2,709	297,015
FactSet Research Systems, Inc.	620	206,150
Federated Hermes, Inc. Class B	6,713	193,939
Franklin Resources, Inc.	35,724	892,743
GCM Grosvenor, Inc. Class A*(a)	28,167	375,184
Goldman Sachs Group, Inc. (The)	10,440	2,753,132
Hamilton Lane, Inc. Class A	1,901	148,373
Houlihan Lokey, Inc.	2,774	186,496
Intercontinental Exchange, Inc.	9,527	1,098,368
KKR & Co., Inc. Class A	12,604	510,336
LPL Financial Holdings, Inc.	1,621	168,941
MarketAxess Holdings, Inc.	315	179,726
Moelis & Co. Class A	5,346	249,979
Moody’s Corp.	3,530	1,024,547
Morgan Stanley	58,038	3,977,344
MSCI, Inc.	1,006	449,209
Nasdaq, Inc.	5,928	786,883
Northern Trust Corp.	9,651	898,894
Raymond James Financial, Inc.	3,699	353,883
S&P Global, Inc.	4,093	1,345,492
SEI Investments Co.	3,394	195,053
Stifel Financial Corp.	2,920	147,343
T. Rowe Price Group, Inc.	11,829	1,790,792
Virtu Financial, Inc. Class A	9,158	230,507

Total Capital Markets		33,451,745

Chemicals - 1.9%
Air Products & Chemicals, Inc.	6,312	1,724,565
Albemarle Corp.	1,988	293,270
Ashland Global Holdings, Inc.	1,870	148,104
Avient Corp.	4,026	162,167
Cabot Corp.	3,795	170,320
Celanese Corp.	3,326	432,180
CF Industries Holdings, Inc.	11,009	426,158
Chemours Co. (The)	10,758	266,691
Corteva, Inc.	13,077	506,341
Dow, Inc.	55,437	3,076,753
DuPont de Nemours, Inc.	18,523	1,317,171
Eastman Chemical Co.	5,573	558,860
Ecolab, Inc.	3,757	812,865
Element Solutions, Inc.	10,007	177,424
FMC Corp.	3,197	367,431
H.B. Fuller Co.	2,193	113,773
Huntsman Corp.	9,775	245,744
International Flavors & Fragrances, Inc.(a)	4,619	502,732
Kronos Worldwide, Inc.	11,010	164,159
Mosaic Co. (The)	6,879	158,286
NewMarket Corp.	582	231,805
Olin Corp.	10,086	247,712
PPG Industries, Inc.	4,708	678,988
RPM International, Inc.	5,513	500,470
Scotts Miracle-Gro Co. (The)	1,979	394,098
Sensient Technologies Corp.	2,542	187,523
Sherwin-Williams Co. (The)	1,405	1,032,549
Valvoline, Inc.	7,751	179,358
W.R. Grace & Co.	2,835	155,415
Westlake Chemical Corp.	2,987	243,739

Total Chemicals		15,476,651

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	2,823	106,822
Cintas Corp.	2,402	849,011
Healthcare Services Group, Inc.	5,431	152,611
HNI Corp.	3,152	108,618
MSA Safety, Inc.	1,259	188,082
Republic Services, Inc.	13,273	1,278,190
Rollins, Inc.	7,369	287,887
Steelcase, Inc. Class A	6,952	94,200
Tetra Tech, Inc.	1,040	120,411
Waste Management, Inc.	12,152	1,433,086

Total Commercial Services & Supplies		4,618,918

Communications Equipment - 1.3%
Cisco Systems, Inc.	203,387	9,101,568
Juniper Networks, Inc.	20,008	450,380
Motorola Solutions, Inc.	4,413	750,475
Ubiquiti, Inc.	720	200,527

Total Communications Equipment		10,502,950

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,716	186,975
Quanta Services, Inc.	1,423	102,484
Valmont Industries, Inc.	749	131,023

Total Construction & Engineering		420,482

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	901	255,857
Vulcan Materials Co.	2,152	319,163

Total Construction Materials		575,020

Consumer Finance - 0.6%
American Express Co.	16,111	1,947,981
Discover Financial Services	10,336	935,718
Navient Corp.	23,176	227,588
OneMain Holdings, Inc.	10,122	487,476
SLM Corp.	12,470	154,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

Investments	Shares	Value
Synchrony Financial	24,983	$867,160

Total Consumer Finance		4,620,426

Containers & Packaging - 0.6%
AptarGroup, Inc.	1,936	265,019
Avery Dennison Corp.	3,249	503,952
Ball Corp.	4,702	438,132
Graphic Packaging Holding Co.	9,974	168,960
Greif, Inc. Class A	2,154	100,980
Greif, Inc. Class B	2,493	120,611
International Paper Co.	23,993	1,192,932
Packaging Corp. of America	5,206	717,960
Sealed Air Corp.	5,873	268,925
Silgan Holdings, Inc.	4,552	168,788
Sonoco Products Co.	7,033	416,705
WestRock Co.	7,872	342,668

Total Containers & Packaging		4,705,632

Distributors - 0.1%
Genuine Parts Co.	7,472	750,413
Pool Corp.	738	274,905

Total Distributors		1,025,318

Diversified Consumer Services - 0.1%
H&R Block, Inc.	20,891	331,331
Service Corp. International	7,374	362,064
Strategic Education, Inc.	1,380	131,555

Total Diversified Consumer Services		824,950

Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	11,574	284,720
Voya Financial, Inc.	2,632	154,788

Total Diversified Financial Services		439,508

Diversified Telecommunication Services - 5.5%
AT&T, Inc.	717,263	20,628,484
CenturyLink, Inc.	163,412	1,593,267
Cogent Communications Holdings, Inc.	4,289	256,782
Verizon Communications, Inc.	378,044	22,210,085

Total Diversified Telecommunication Services		44,688,618

Electric Utilities - 4.0%
ALLETE, Inc.	3,943	244,229
Alliant Energy Corp.	16,928	872,300
American Electric Power Co., Inc.	25,365	2,112,144
Avangrid, Inc.	18,511	841,325
Duke Energy Corp.	45,568	4,172,206
Edison International	23,977	1,506,235
Entergy Corp.	11,203	1,118,508
Evergy, Inc.	13,817	766,982
Eversource Energy	12,541	1,084,922
Exelon Corp.	51,986	2,194,849
FirstEnergy Corp.	43,178	1,321,679
Hawaiian Electric Industries, Inc.	6,988	247,305
IDACORP, Inc.	3,950	379,318
NextEra Energy, Inc.	82,447	6,360,786
NRG Energy, Inc.	14,090	529,079
OGE Energy Corp.	16,042	511,098
Otter Tail Corp.	3,113	132,645
Pinnacle West Capital Corp.	7,338	586,673
Portland General Electric Co.	6,257	267,612
PPL Corp.	67,135	1,893,207
Southern Co. (The)	64,998	3,992,827
Xcel Energy, Inc.	29,479	1,965,365

Total Electric Utilities		33,101,294

Electrical Equipment - 0.5%
AMETEK, Inc.	2,434	294,368
Emerson Electric Co.	22,718	1,825,846
Hubbell, Inc.	3,212	503,609
Regal Beloit Corp.	948	116,424
Rockwell Automation, Inc.	4,632	1,161,752

Total Electrical Equipment		3,901,999

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	6,153	804,628
Avnet, Inc.	5,093	178,815
CDW Corp.	2,879	379,423
Corning, Inc.	27,598	993,528
Dolby Laboratories, Inc. Class A	1,824	177,165
National Instruments Corp.	6,222	273,395
Vishay Intertechnology, Inc.	5,805	120,222

Total Electronic Equipment, Instruments & Components		2,927,176

Energy Equipment & Services - 0.1%
Archrock, Inc.	19,250	166,705
Baker Hughes Co.	34,738	724,287
Halliburton Co.	14,125	266,963

Total Energy Equipment & Services		1,157,955

Entertainment - 0.2%
Activision Blizzard, Inc.	8,993	835,000
Electronic Arts, Inc.	3,655	524,858

Total Entertainment		1,359,858

Equity Real Estate Investment Trusts (REITs) - 5.0%
Agree Realty Corp.(a)	3,033	201,937
Alexander’s, Inc.	543	150,601
Alexandria Real Estate Equities, Inc.	5,595	997,141
American Campus Communities, Inc.	8,205	350,928
American Homes 4 Rent Class A	5,345	160,350
American Tower Corp.	10,567	2,371,869
Americold Realty Trust	7,900	294,907
AvalonBay Communities, Inc.	5,841	937,072
Boston Properties, Inc.	6,454	610,097
Brandywine Realty Trust	16,984	202,279
Brixmor Property Group, Inc.	21,724	359,532
Camden Property Trust	4,339	433,553
CareTrust REIT, Inc.	7,459	165,441
Columbia Property Trust, Inc.	10,904	156,363
CoreSite Realty Corp.	3,421	428,583
Corporate Office Properties Trust	7,414	193,357
Cousins Properties, Inc.	7,734	259,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

Investments	Shares	Value
Crown Castle International Corp.	16,655	$2,651,309
CubeSmart	15,806	531,240
CyrusOne, Inc.	4,934	360,922
Digital Realty Trust, Inc.	10,733	1,497,361
Douglas Emmett, Inc.	8,835	257,805
Duke Realty Corp.	12,956	517,851
Easterly Government Properties, Inc.	6,550	148,357
EastGroup Properties, Inc.	2,001	276,258
Equinix, Inc.	1,527	1,090,553
Equity LifeStyle Properties, Inc.	5,640	357,350
Equity Residential	16,039	950,792
Essential Properties Realty Trust, Inc.	7,337	155,544
Essex Property Trust, Inc.	2,264	537,519
Extra Space Storage, Inc.	6,695	775,683
First Industrial Realty Trust, Inc.	6,600	278,058
Four Corners Property Trust, Inc.	7,225	215,088
Gaming and Leisure Properties, Inc.	24,762	1,049,909
Getty Realty Corp.	5,587	153,866
Healthcare Realty Trust, Inc.	11,225	332,260
Healthcare Trust of America, Inc. Class A	14,700	404,838
Healthpeak Properties, Inc.	28,487	861,162
Highwoods Properties, Inc.	7,242	287,000
Hudson Pacific Properties, Inc.	8,652	207,821
Independence Realty Trust, Inc.	7,199	96,683
Industrial Logistics Properties Trust	8,622	200,806
Innovative Industrial Properties, Inc.	1,060	194,118
Invitation Homes, Inc.	11,007	326,908
Iron Mountain, Inc.	29,885	881,010
JBG SMITH Properties	5,770	180,428
Kilroy Realty Corp.	5,188	297,791
Kimco Realty Corp.	25,261	379,168
Kite Realty Group Trust	4,832	72,287
Lamar Advertising Co. Class A	3,133	260,728
Lexington Realty Trust	24,310	258,172
Life Storage, Inc.	2,608	311,369
LTC Properties, Inc.	3,866	150,426
Medical Properties Trust, Inc.	35,499	773,523
Mid-America Apartment Communities, Inc.	4,499	569,978
National Health Investors, Inc.	4,159	287,678
National Retail Properties, Inc.	12,193	498,938
National Storage Affiliates Trust	6,370	229,511
Office Properties Income Trust	7,080	160,858
Paramount Group, Inc.	15,720	142,109
Physicians Realty Trust	15,259	271,610
Piedmont Office Realty Trust, Inc. Class A	10,356	168,078
PotlatchDeltic Corp.	5,027	251,451
Prologis, Inc.	20,505	2,043,528
PS Business Parks, Inc.	1,321	175,521
Public Storage	11,046	2,550,853
QTS Realty Trust, Inc. Class A	3,169	196,098
Rayonier, Inc.	7,368	216,472
Realty Income Corp.	18,363	1,141,628
Rexford Industrial Realty, Inc.	4,909	241,081
Sabra Health Care REIT, Inc.	18,964	329,405
SBA Communications Corp.	599	168,996
SITE Centers Corp.	8,483	85,848
SL Green Realty Corp.	5,683	338,593
Spirit Realty Capital, Inc.	9,264	372,135
STAG Industrial, Inc.	10,349	324,131
STORE Capital Corp.	15,334	521,049
Sun Communities, Inc.	2,186	332,163
Terreno Realty Corp.	3,238	189,455
UDR, Inc.	13,760	528,797
Uniti Group, Inc.	18,953	222,319
VICI Properties, Inc.	35,027	893,188
Washington Real Estate Investment Trust	6,862	148,425
Weingarten Realty Investors	6,890	149,306
Weyerhaeuser Co.	17,336	581,276

Total Equity Real Estate Investment Trusts (REITs)		40,885,540

Food & Staples Retailing - 2.2%
Albertsons Cos., Inc. Class A(a)	21,615	379,991
Casey’s General Stores, Inc.	811	144,861
Costco Wholesale Corp.	7,126	2,684,934
Kroger Co. (The)	41,280	1,311,053
Walmart, Inc.	91,373	13,171,418
Weis Markets, Inc.	2,380	113,788

Total Food & Staples Retailing		17,806,045

Food Products - 2.4%
Archer-Daniels-Midland Co.	24,617	1,240,943
B&G Foods, Inc.(a)	10,938	303,311
Campbell Soup Co.	20,539	993,061
Conagra Brands, Inc.	23,657	857,803
Flowers Foods, Inc.	18,686	422,864
General Mills, Inc.	47,025	2,765,070
Hershey Co. (The)	7,333	1,117,036
Hormel Foods Corp.	17,525	816,840
Ingredion, Inc.	3,702	291,236
J.M. Smucker Co. (The)	8,189	946,648
Kellogg Co.	28,773	1,790,544
Kraft Heinz Co. (The)	86,419	2,995,283
Lamb Weston Holdings, Inc.	3,120	245,669
Lancaster Colony Corp.	939	172,522
McCormick & Co., Inc. Non-Voting Shares	8,556	817,954
Mondelez International, Inc. Class A	44,856	2,622,730
Sanderson Farms, Inc.	696	92,011
Tootsie Roll Industries, Inc.	2,388	70,924
Tyson Foods, Inc. Class A	12,034	775,471

Total Food Products		19,337,920

Gas Utilities - 0.3%
Atmos Energy Corp.	5,242	500,244
National Fuel Gas Co.	6,714	276,147
New Jersey Resources Corp.	6,923	246,113
Northwest Natural Holding Co.	2,689	123,667
ONE Gas, Inc.	2,685	206,127
South Jersey Industries, Inc.	9,820	211,621
Southwest Gas Holdings, Inc.	3,535	214,751
Spire, Inc.	3,743	239,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

Investments	Shares	Value
UGI Corp.	12,743	$445,495

Total Gas Utilities		2,463,867

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	34,991	3,831,165
Baxter International, Inc.	10,125	812,430
Becton, Dickinson and Co.	5,658	1,415,745
Danaher Corp.	3,514	780,600
Dentsply Sirona, Inc.	3,153	165,091
Hill-Rom Holdings, Inc.	1,319	129,222
ResMed, Inc.	2,585	549,468
Stryker Corp.	5,510	1,350,170
Teleflex, Inc.	349	143,638
West Pharmaceutical Services, Inc.	577	163,470
Zimmer Biomet Holdings, Inc.	2,304	355,023

Total Health Care Equipment & Supplies		9,696,022

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	5,755	562,609
Anthem, Inc.	4,462	1,432,703
Cardinal Health, Inc.	15,836	848,176
CVS Health Corp.	51,932	3,546,956
Encompass Health Corp.	2,524	208,709
Humana, Inc.	1,308	536,633
McKesson Corp.	2,466	428,887
Patterson Cos., Inc.	5,786	171,439
Premier, Inc. Class A	4,940	173,394
Quest Diagnostics, Inc.	5,786	689,518
UnitedHealth Group, Inc.	30,375	10,651,905

Total Health Care Providers & Services		19,250,929

Health Care Technology - 0.1%
Cerner Corp.	7,230	567,410

Hotels, Restaurants & Leisure - 1.4%
Domino’s Pizza, Inc.	819	314,054
McDonald’s Corp.	27,220	5,840,867
Starbucks Corp.	30,541	3,267,276
Wendy’s Co. (The)	6,076	133,186
Wyndham Destinations, Inc.	4,291	192,494
Wyndham Hotels & Resorts, Inc.	1,466	87,139
Yum! Brands, Inc.	12,485	1,355,372

Total Hotels, Restaurants & Leisure		11,190,388

Household Durables - 0.4%
D.R. Horton, Inc.	6,738	464,383
Ethan Allen Interiors, Inc.	4,156	83,993
Leggett & Platt, Inc.	8,435	373,671
Lennar Corp. Class A	6,239	475,599
MDC Holdings, Inc.	4,099	199,211
Newell Brands, Inc.	29,740	631,380
PulteGroup, Inc.	5,547	239,187
Whirlpool Corp.	2,750	496,347

Total Household Durables		2,963,771

Household Products - 3.2%
Church & Dwight Co., Inc.	4,566	398,292
Clorox Co. (The)	6,392	1,290,673
Colgate-Palmolive Co.	38,797	3,317,531
Energizer Holdings, Inc.	3,800	160,284
Kimberly-Clark Corp.	23,328	3,145,314
Procter & Gamble Co. (The)	126,909	17,658,118
Reynolds Consumer Products, Inc.	10,271	308,541
Spectrum Brands Holdings, Inc.	2,203	173,993
WD-40 Co.	473	125,667

Total Household Products		26,578,413

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp. (The)	28,863	678,280
Clearway Energy, Inc. Class A	4,896	144,677
Clearway Energy, Inc. Class C	8,814	281,431
Vistra Corp.	22,991	452,003

Total Independent Power & Renewable Electricity Producers		1,556,391

Industrial Conglomerates - 1.5%
3M Co.	43,680	7,634,827
Carlisle Cos., Inc.	1,382	215,841
General Electric Co.	40,717	439,743
Honeywell International, Inc.	18,034	3,835,832
Roper Technologies, Inc.	940	405,225

Total Industrial Conglomerates		12,531,468

Insurance - 2.2%
Aflac, Inc.	31,565	1,403,696
Allstate Corp. (The)	13,208	1,451,955
American Equity Investment Life Holding Co.	3,038	84,031
American Financial Group, Inc.	3,369	295,192
American National Group, Inc.	1,993	191,567
Arthur J. Gallagher & Co.	6,990	864,733
Assurant, Inc.	2,070	281,975
Brown & Brown, Inc.	6,097	289,059
Cincinnati Financial Corp.	7,605	664,449
CNA Financial Corp.	17,724	690,527
CNO Financial Group, Inc.	8,198	182,242
Erie Indemnity Co. Class A	1,979	486,042
Fidelity National Financial, Inc.	18,510	723,556
First American Financial Corp.	7,160	369,671
Globe Life, Inc.	1,671	158,678
Hanover Insurance Group, Inc. (The)	2,231	260,849
Hartford Financial Services Group, Inc. (The)	13,386	655,646
Horace Mann Educators Corp.	2,756	115,862
Kemper Corp.	2,778	213,434
Marsh & McLennan Cos., Inc.	18,490	2,163,330
Mercury General Corp.	7,834	409,013
MetLife, Inc.	51,945	2,438,818
Old Republic International Corp.	22,733	448,067
Primerica, Inc.	1,306	174,913
Progressive Corp. (The)	4,797	474,327
Reinsurance Group of America, Inc.	2,696	312,466
RLI Corp.	1,368	142,477
Safety Insurance Group, Inc.	2,109	164,291
Selective Insurance Group, Inc.	1,978	132,486
Stewart Information Services Corp.	2,382	115,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

Investments	Shares	Value
Travelers Cos., Inc. (The)	8,924	$1,252,662
Unum Group	16,455	377,478
W.R. Berkley Corp.	1,342	89,136

Total Insurance		18,077,822

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	20,663	1,038,316

IT Services - 2.8%
Automatic Data Processing, Inc.	13,707	2,415,173
Booz Allen Hamilton Holding Corp.	4,820	420,208
Broadridge Financial Solutions, Inc.	4,330	663,356
Cognizant Technology Solutions Corp. Class A	9,324	764,102
Fidelity National Information Services, Inc.	8,051	1,138,894
Global Payments, Inc.	1,968	423,947
International Business Machines Corp.	68,516	8,624,794
Jack Henry & Associates, Inc.	1,483	240,231
KBR, Inc.	4,344	134,360
Leidos Holdings, Inc.	3,172	333,441
MasterCard, Inc. Class A	6,704	2,392,926
MAXIMUS, Inc.	2,015	147,478
NIC, Inc.	3,156	81,519
Paychex, Inc.	14,730	1,372,541
Science Applications International Corp.	1,730	163,727
TTEC Holdings, Inc.	1,718	125,294
Visa, Inc. Class A	14,849	3,247,922
Western Union Co. (The)	27,213	597,053

Total IT Services		23,286,966

Leisure Products - 0.2%
Brunswick Corp.	3,059	233,218
Hasbro, Inc.	6,671	624,005
Polaris, Inc.	2,853	271,834
Sturm Ruger & Co., Inc.	2,083	135,541

Total Leisure Products		1,264,598

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	4,900	580,601
Bio-Techne Corp.	491	155,917
PerkinElmer, Inc.	759	108,916
Thermo Fisher Scientific, Inc.	1,479	688,889

Total Life Sciences Tools & Services		1,534,323

Machinery - 2.1%
AGCO Corp.	1,659	171,026
Allison Transmission Holdings, Inc.	3,633	156,691
Caterpillar, Inc.	18,275	3,326,416
Crane Co.	2,581	200,440
Cummins, Inc.	5,050	1,146,855
Deere & Co.	5,329	1,433,767
Donaldson Co., Inc.	5,089	284,373
Dover Corp.	5,578	704,223
Flowserve Corp.	5,455	201,017
Fortive Corp.	2,651	187,744
Graco, Inc.	4,480	324,128
Hillenbrand, Inc.	3,422	136,196
IDEX Corp.	1,377	274,298
Illinois Tool Works, Inc.	15,314	3,122,218
ITT, Inc.	2,241	172,602
Kennametal, Inc.	3,714	134,595
Lincoln Electric Holdings, Inc.	2,617	304,226
Mueller Industries, Inc.	2,726	95,710
Nordson Corp.	886	178,042
Oshkosh Corp.	2,064	177,649
Otis Worldwide Corp.	12,383	836,472
PACCAR, Inc.	8,147	702,923
Parker-Hannifin Corp.	2,181	594,126
Rexnord Corp.	3,315	130,909
Snap-on, Inc.	2,429	415,699
Stanley Black & Decker, Inc.	4,016	717,097
Timken Co. (The)	3,147	243,452
Toro Co. (The)	3,098	293,814
Trinity Industries, Inc.	6,940	183,147
Watts Water Technologies, Inc. Class A	822	100,037
Westinghouse Air Brake Technologies Corp.	2,315	169,458
Xylem, Inc.	3,259	331,734

Total Machinery		17,451,084

Marine - 0.0%
Matson, Inc.	2,239	127,556

Media - 1.3%
Cable One, Inc.	60	133,663
Comcast Corp. Class A	120,681	6,323,684
Fox Corp. Class A	9,329	271,661
Fox Corp. Class B	7,552	218,102
Interpublic Group of Cos., Inc. (The)	26,869	631,959
John Wiley & Sons, Inc. Class A	3,304	150,861
New York Times Co. (The) Class A	2,729	141,280
News Corp. Class A	8,587	154,308
Nexstar Media Group, Inc. Class A	1,722	188,025
Omnicom Group, Inc.	13,570	846,361
Sirius XM Holdings, Inc.(a)	62,660	399,144
TEGNA, Inc.	9,006	125,634
ViacomCBS, Inc. Class B	23,253	866,407

Total Media		10,451,089

Metals & Mining - 0.5%
Commercial Metals Co.	8,244	169,332
Compass Minerals International, Inc.	4,001	246,942
Newmont Corp.	29,916	1,791,669
Nucor Corp.	13,585	722,586
Reliance Steel & Aluminum Co.	3,291	394,097
Royal Gold, Inc.	1,412	150,181
Steel Dynamics, Inc.	9,239	340,642
Worthington Industries, Inc.	3,036	155,868

Total Metals & Mining		3,971,317

Multi-Utilities - 1.8%
Ameren Corp.	10,362	808,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

Investments	Shares	Value
Avista Corp.	5,464	$219,325
Black Hills Corp.	4,288	263,498
CenterPoint Energy, Inc.	23,566	509,968
CMS Energy Corp.	18,080	1,103,061
Consolidated Edison, Inc.	21,112	1,525,764
Dominion Energy, Inc.	40,058	3,012,362
DTE Energy Co.	10,336	1,254,894
MDU Resources Group, Inc.	17,115	450,809
NiSource, Inc.	22,500	516,150
NorthWestern Corp.	3,911	228,050
Public Service Enterprise Group, Inc.	25,775	1,502,682
Sempra Energy	13,366	1,702,962
WEC Energy Group, Inc.	18,297	1,683,873

Total Multi-Utilities		14,782,256

Multiline Retail - 0.5%
Big Lots, Inc.	3,174	136,260
Dollar General Corp.	3,999	840,990
Target Corp.	17,935	3,166,065

Total Multiline Retail		4,143,315

Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream Corp.	115,651	891,669
Apache Corp.	6,528	92,632
Cabot Oil & Gas Corp.	16,947	275,897
Cimarex Energy Co.	4,595	172,358
Diamondback Energy, Inc.	8,539	413,288
EOG Resources, Inc.	23,579	1,175,885
Marathon Oil Corp.	25,716	171,526
Parsley Energy, Inc. Class A	10,844	153,985
Pioneer Natural Resources Co.	4,384	499,294
SM Energy Co.	7,926	48,507
Targa Resources Corp.	6,776	178,751

Total Oil, Gas & Consumable Fuels		4,073,792

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4,840	179,903
Schweitzer-Mauduit International, Inc.	3,354	134,864

Total Paper & Forest Products		314,767

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	3,053	812,678
Medifast, Inc.	779	152,949
Nu Skin Enterprises, Inc. Class A	2,982	162,907

Total Personal Products		1,128,534

Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	100,244	6,218,135
Eli Lilly & Co.	28,636	4,834,902
Johnson & Johnson	156,984	24,706,142
Merck & Co., Inc.	176,693	14,453,487
Pfizer, Inc.	295,095	10,862,447
Zoetis, Inc.	3,833	634,362

Total Pharmaceuticals		61,709,475

Professional Services - 0.2%
CoreLogic, Inc.	3,467	268,068
Equifax, Inc.	1,767	340,748
Exponent, Inc.	1,487	133,875
Insperity, Inc.	2,040	166,097
ManpowerGroup, Inc.	2,681	241,773
Robert Half International, Inc.	4,197	262,228
TransUnion	1,305	129,482
Verisk Analytics, Inc.	2,230	462,926

Total Professional Services		2,005,197

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	11,185	200,100

Road & Rail - 1.0%
CSX Corp.	13,447	1,220,315
JB Hunt Transport Services, Inc.	1,516	207,161
Kansas City Southern	1,463	298,642
Knight-Swift Transportation Holdings, Inc.	2,928	122,449
Landstar System, Inc.	818	110,152
Norfolk Southern Corp.	6,156	1,462,727
Old Dominion Freight Line, Inc.	954	186,202
Ryder System, Inc.	5,052	312,012
Union Pacific Corp.	18,672	3,887,884
Werner Enterprises, Inc.	2,415	94,716

Total Road & Rail		7,902,260

Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	9,664	1,427,663
Applied Materials, Inc.	13,864	1,196,463
Broadcom, Inc.	18,392	8,052,937
Entegris, Inc.	1,420	136,462
Intel Corp.	158,060	7,874,549
KLA Corp.	4,831	1,250,794
Lam Research Corp.	2,273	1,073,470
Microchip Technology, Inc.	4,257	587,934
MKS Instruments, Inc.	903	135,856
Monolithic Power Systems, Inc.	545	199,595
NVIDIA Corp.	955	498,701
QUALCOMM, Inc.	41,043	6,252,491
Skyworks Solutions, Inc.	3,462	529,271
Teradyne, Inc.	1,613	193,383
Texas Instruments, Inc.	49,932	8,195,339
Xilinx, Inc.	4,100	581,257

Total Semiconductors & Semiconductor Equipment		38,186,165

Software - 5.9%
CDK Global, Inc.	2,976	154,246
Citrix Systems, Inc.	2,279	296,498
InterDigital, Inc.	1,696	102,913
Intuit, Inc.	2,549	968,238
Microsoft Corp.	175,588	39,054,283
NortonLifeLock, Inc.	25,031	520,144
Oracle Corp.	108,541	7,021,517
SS&C Technologies Holdings, Inc.	3,489	253,825

Total Software		48,371,664

Specialty Retail - 2.9%
Advance Auto Parts, Inc.	922	145,224
Best Buy Co., Inc.	12,800	1,277,312
Buckle, Inc. (The)	4,111	120,041
Dick’s Sporting Goods, Inc.	4,030	226,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

Investments	Shares	Value
Foot Locker, Inc.	3,133	$126,699
Home Depot, Inc. (The)	55,090	14,633,006
Lowe’s Cos., Inc.	25,593	4,107,932
Penske Automotive Group, Inc.	4,291	254,843
Rent-A-Center, Inc.	5,259	201,367
TJX Cos., Inc. (The)	27,310	1,865,000
Tractor Supply Co.	3,366	473,192
Williams-Sonoma, Inc.	3,766	383,530

Total Specialty Retail		23,814,672

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	250,918	33,294,309
HP, Inc.	69,483	1,708,587
NetApp, Inc.	11,198	741,756
Xerox Holdings Corp.	14,762	342,331

Total Technology Hardware, Storage & Peripherals		36,086,983

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	25,179	367,110
Kontoor Brands, Inc.	5,342	216,671
NIKE, Inc. Class B	14,263	2,017,787
VF Corp.	13,270	1,133,391

Total Textiles, Apparel & Luxury Goods		3,734,959

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	11,952	149,400
MGIC Investment Corp.	13,312	167,066
New York Community Bancorp, Inc.	50,227	529,895
Northwest Bancshares, Inc.	14,837	189,023
PennyMac Financial Services, Inc.	2,361	154,929
Provident Financial Services, Inc.	8,575	154,007
Radian Group, Inc.	9,369	189,722
TFS Financial Corp.	29,287	516,330
TrustCo Bank Corp.	12,544	83,669
Walker & Dunlop, Inc.	1,761	162,047
Washington Federal, Inc.	5,556	143,011

Total Thrifts & Mortgage Finance		2,439,099

Tobacco - 3.7%
Altria Group, Inc.	337,885	13,853,285
Philip Morris International, Inc.	197,390	16,341,918
Universal Corp.	3,148	153,024
Vector Group Ltd.	25,906	301,805

Total Tobacco		30,650,032

Trading Companies & Distributors - 0.4%
Air Lease Corp.	3,647	162,000
Applied Industrial Technologies, Inc.	1,953	152,314
Boise Cascade Co.	1,669	79,778
Fastenal Co.	25,467	1,243,553
GATX Corp.	1,632	135,750
MSC Industrial Direct Co., Inc. Class A	2,908	245,406
Rush Enterprises, Inc. Class A	1,881	77,911
W.W. Grainger, Inc.	1,908	779,113
Watsco, Inc.	2,527	572,492

Total Trading Companies & Distributors		3,448,317

Water Utilities - 0.2%
American States Water Co.	2,021	160,690
American Water Works Co., Inc.	5,599	859,278
California Water Service Group	2,704	146,097
Essential Utilities, Inc.	8,671	410,052

Total Water Utilities		1,576,117

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	7,917	147,019

Total United States		817,507,986

Puerto Rico - 0.0%

IT Services - 0.0%
EVERTEC, Inc.	1,841	72,388

TOTAL COMMON STOCKS (Cost: $629,527,379)		817,580,374

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(b) (Cost: $1,993,870)	1,993,870	1,993,870

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $631,521,249)		819,574,244
Other Assets less Liabilities - (0.1)%		(553,173)

NET ASSETS - 100.0%		$819,021,071

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at December 31, 2020. At December 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,945,994 and the total market value of the collateral held by the Fund was $1,993,870.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$817,580,374	$—	$—	$817,580,374
Investment of Cash Collateral for Securities Loaned	—	1,993,870	—	1,993,870

Total Investments in Securities	$817,580,374	$1,993,870	$—	$819,574,244

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
CNY	Chinese yuan
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for all Funds except for the China ex-State-Owned Enterprises Fund and certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Phillipine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments,such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended December 31, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.